                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
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                                                  hours per response....... 5.0
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-08274
                                  ---------------------------------------------

                        MassMutual Institutional Funds
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

         1295 State Street, Springfield, MA                     01111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                        Frederick C. Castellani
                        1295 State Street, Springfield, MA 01111
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  617-330-6027
                                                   ----------------------------

Date of fiscal year end:   12/31/2003
                        --------------------------
Date of reporting period:  1/1/03 - 06/30/03
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1 REPORTS TO STOCKHOLDERS.

        (Semi-Annual Report for the period 1/1/03 through 6/30/03 is filed herewith)

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                         1

MASSMUTUAL MONEY MARKET FUND
    Portfolio Manager Report                                                   3
    Portfolio of Investments                                                   5
    Financial Statements                                                       7

MASSMUTUAL SHORT-DURATION BOND FUND
    Portfolio Manager Report                                                  12
    Portfolio of Investments                                                  16
    Financial Statements                                                      20

MASSMUTUAL CORE BOND FUND
    Portfolio Manager Report                                                  26
    Portfolio of Investments                                                  30
    Financial Statements                                                      37

MASSMUTUAL DIVERSIFIED BOND FUND
    Portfolio Manager Report                                                  43
    Portfolio of Investments                                                  46
    Financial Statements                                                      52

MASSMUTUAL BALANCED FUND
    Portfolio Manager Report                                                  58
    Portfolio of Investments                                                  62
    Financial Statements                                                      70

MASSMUTUAL CORE VALUE EQUITY FUND
    Portfolio Manager Report                                                  76
    Portfolio of Investments                                                  80
    Financial Statements                                                      86

MASSMUTUAL FUNDAMENTAL VALUE FUND
    Portfolio Manager Report                                                  92
    Portfolio of Investments                                                  94
    Financial Statements                                                      96

MASSMUTUAL VALUE EQUITY FUND
    Portfolio Manager Report                                                 101
    Portfolio of Investments                                                 103
    Financial Statements                                                     106

MASSMUTUAL LARGE CAP VALUE FUND
    Portfolio Manager Report                                                 111
    Portfolio of Investments                                                 113
    Financial Statements                                                     115

MASSMUTUAL INDEXED EQUITY FUND
    Portfolio Manager Report                                                 120
    Portfolio of Investments                                                 123
    Financial Statements                                                     129

MASSMUTUAL BLUE CHIP GROWTH FUND
    Portfolio Manager Report                                                 135
    Portfolio of Investments                                                 137
    Financial Statements                                                     140

MASSMUTUAL LARGE CAP GROWTH FUND
    Portfolio Manager Report                                                 145
    Portfolio of Investments                                                 147
    Financial Statements                                                     149

MASSMUTUAL GROWTH EQUITY FUND
    Portfolio Manager Report                                                 154
    Portfolio of Investments                                                 157
    Financial Statements                                                     159

MASSMUTUAL AGGRESSIVE GROWTH FUND
    Portfolio Manager Report                                                 164
    Portfolio of Investments                                                 166
    Financial Statements                                                     168

MASSMUTUAL OTC 100 FUND
    Portfolio Manager Report                                                 173
    Portfolio of Investments                                                 175
    Financial Statements                                                     177

MASSMUTUAL FOCUSED VALUE FUND
    Portfolio Manager Report                                                 182
    Portfolio of Investments                                                 184
    Financial Statements                                                     185

MASSMUTUAL SMALL COMPANY VALUE FUND
    Portfolio Manager Report                                                 190
    Portfolio of Investments                                                 192
    Financial Statements                                                     196

MASSMUTUAL SMALL CAP EQUITY FUND
    Portfolio Manager Report                                                 201
    Portfolio of Investments                                                 205
    Financial Statements                                                     207

MASSMUTUAL MID CAP GROWTH EQUITY FUND
    Portfolio Manager Report                                                 213
    Portfolio of Investments                                                 215
    Financial Statements                                                     217

MASSMUTUAL MID CAP GROWTH EQUITY II FUND
    Portfolio Manager Report                                                 223
    Portfolio of Investments                                                 225
    Financial Statements                                                     228

MASSMUTUAL SMALL CAP GROWTH EQUITY FUND
    Portfolio Manager Report                                                 233
    Portfolio of Investments                                                 235
    Financial Statements                                                     238

MASSMUTUAL SMALL COMPANY GROWTH FUND
    Portfolio Manager Report                                                 244
    Portfolio of Investments                                                 246
    Financial Statements                                                     249

MASSMUTUAL EMERGING GROWTH FUND
    Portfolio Manager Report                                                 254
    Portfolio of Investments                                                 256
    Financial Statements                                                     259

MASSMUTUAL INTERNATIONAL EQUITY FUND
    Portfolio Manager Report                                                 264
    Portfolio of Investments                                                 267
    Financial Statements                                                     269

MASSMUTUAL OVERSEAS FUND
    Portfolio Manager Report                                                 275
    Portfolio of Investments                                                 277
    Financial Statements                                                     280

NOTES TO FINANCIAL STATEMENTS                                                285

MASSMUTUAL INSTITUTIONAL FUNDS - LETTER TO SHAREHOLDERS

                                                                   June 30, 2003

TO OUR SHAREHOLDERS

[PHOTO OF FREDERICK C. CASTELLANI]

"IT'S TIME IN THE MARKET AND NOT MARKET TIMING THAT HISTORICALLY HAS BEEN THE MOST SUCCESSFUL WAY FOR INVESTORS TO ACHIEVE THEIR LONG-TERM INVESTMENT GOALS."

IS THE BULL HERE TO STAY?

For the first time in nearly three years, investors may be PLEASANTLY surprised when they open their statements, as the second quarter's strong double-digit returns translated into larger account balances for most investors. Overall, investors have cheered this turnaround as a signal that there truly could be a light at the end of the proverbial tunnel.

During the second quarter, the widely anticipated U.S.-led victory in the relatively short-lived war in Iraq removed a significant amount of uncertainty from the geopolitical landscape, helping markets rebound with impressive gains in April, May and June. This contrasted sharply with the investment landscape of the first quarter, when the run-up to war and the uncertainty of its results added fuel to the already volatile capital markets. This environment affected the behavior of both consumers and businesses, which curtailed their expenditures until an indication of the outcome of the war became more evident.

STOCKS STAGE A STUNNING TURNAROUND

Whereas during the first quarter the market turned in mixed results, with equities primarily in negative territory, the broad rally during the second quarter was kind to all stock indexes. The market leaders during this time frame were technology stocks, smaller-capitalization stocks and international stocks. Also during the second quarter, value-oriented funds outperformed growth funds. The widely watched S&P 500(R), an index of U.S. blue chip names, achieved its best quarterly gain since the fourth quarter of 1998 (advancing 15.39% for the second quarter), and finished in double-digit territory for the first half of 2003, with an 11.75% return. The NASDAQ, one proxy for technology stocks, gained 21% in the second quarter. During this period, small cap stocks of the Russell 2000 Index posted an impressive 23.42% gain. International stocks made a strong comeback from an 8.2% loss in the first quarter to return 19.27% for the second quarter.

THE BOND MARKET ALSO ADVANCED

Although the most stunning advances during the second quarter were most clearly seen in the stock market, investors in the bond market also saw gains. The Lehman Brothers Aggregate Bond Index, which tracks the activity of taxable securities across the government, mortgage-backed and corporate sectors, returned 2.5% for the three months ended June 30, 2003, following a first quarter gain of 1.4%.

BUT CAN IT LAST?

Clearly, the conclusion to the war in Iraq, the President's economic stimulus package, a quarter-point rate cut by the Federal Reserve (Fed) and the weakening dollar all contributed to the stock market's second-quarter rally. But while the second quarter proved to be one of significant turnaround, there continues to be conflicting evidence as to the sustainability of this rally.

New legislation will reduce taxes for millions of U.S. citizens and the Fed's quarter of one percent reduction in the federal funds rate (a key indicator of short-term interest rates) will increase liquidity in the financial markets. However, the success of the Bush administration and Federal Reserve policies remains to be seen. Gross Domestic Product (GDP)--a broad measure of U.S. economic growth--increased by 1.4% in both the fourth quarter of 2002 and in the first quarter of 2003, short of the 3% level that is largely thought to be the minimum required to support a sustainable recovery.

Other contradictory signals also remain. In today's low interest rate environment, borrowing costs are the lowest they have been in 45 years. This continues to fuel consumer spending, which is largely evident by the continued strength and growth in the U.S. housing market. Alternatively, however, low interest rates and low inflation, coupled with Fed warnings concerning disinflation and deflation, signal a lack of growth in the economy, as inflation is often accompanied by periods of strong economic growth.

Also adding to the confusion is the corporate environment, where earnings per share growth during the second quarter continued the upward trend that began in the first quarter of this year, despite the fact that corporate profits have yet to rebound significantly. As a result, corporations continued to exercise caution in their hiring and capital expenditure plans in the second quarter, signaling that over-capacity is still a concern. (Increased corporate spending is a necessary ingredient for a sustainable, long-term economic recovery.)

LOOKING AHEAD

The economy is clearly sending investors mixed signals. While strong performance across the board in the second quarter indicates some success with the forces at play to stimulate the U.S. economy, the outlook for a sustainable economic recovery remains somewhat unclear.

One thing remains certain, however: The mixed economic data highlighted here underscores the importance for long-term investors to maintain a diversified mix across investment styles and asset classes. Equally important are the benefits of regularly reviewing your long-term retirement goals to ensure your portfolio is properly aligned to help you achieve your financial objectives. In the final analysis, remember that it's time in the market and not market timing that historically has been the most successful way for investors to achieve their long-term investment goals.



/s/Frederick C. Castellani
Frederick C. Castellani
PRESIDENT
MASSMUTUAL INSTITUTIONAL FUNDS

MASSMUTUAL MONEY MARKET FUND - PORTFOLIO MANAGER REPORT

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES FOR THE MASSMUTUAL MONEY MARKET FUND?

The objectives and policies of the Fund are to:
-  achieve high current income, the preservation of capital, and liquidity
-  invest in a diversified portfolio of money market instruments
- invest in high quality debt instruments with remaining maturity not to exceed 397 days

HOW DID THE FUND PERFORM DURING THE FIRST HALF OF 2003?

For the six months ending June 30, 2003, the Fund's Class S shares had a return of 0.40%, trailing the 0.59% return of 91-day Treasury bills.

WHAT WAS THE INVESTMENT BACKGROUND DURING THE PERIOD?

Geopolitics was the dominating concern in the initial months of 2003, as an impending war with Iraq loomed and finally came to fruition in early March. This backdrop of war muddied the economic waters, leading many to question whether the war or some other factor was causing the weakness in the economy. Against this backdrop, Treasuries rallied through the end of February and into the beginning of March, and then substantially lost ground after the outbreak of war. By the end of March, they had made no gains from their December levels, despite the early rally.

In a dramatic turnaround, the second quarter of 2003 witnessed both the U.S. equity and bond markets posting strong, positive returns. As the fighting in Iraq drew to a swift close in April, a wave of optimism boosted the markets. The Federal Reserve continued to stimulate the economy by cutting short-term rates by an additional 25 basis points in June, the 13th rate cut since January 2001. Short-term interest rates now stand at their lowest levels since 1958. It is clear that the economy, in general, is improving, albeit at a slower rate than many anticipated or hoped. Gross Domestic Product (GDP) for the first quarter of 2003 was a mere 1.4%. Labor statistics continued to remain weak, with unemployment levels continuing to increase. Inflation remains under control, and while there may be some concern about deflation, at this juncture, we think it would be short-lived if it did materialize.

HOW IS THE FUND INVESTED?

The Fund is primarily invested in Treasury bills, with the balance of our exposure in Commercial Paper and Agency Discount notes. Our top three industries are Finance Companies, Publishing/Printing and Pharmaceuticals.

WHAT IS YOUR OUTLOOK?

Looking forward, we expect the Federal Reserve to continue to maintain a low interest rate environment. They continue to follow a policy designed to stimulate growth in the economy--and are likely to continue this accommodative policy for some time to come. While it is yet to be determined whether or not the recent economic turnaround can be sustained, we are optimistic for a recovery, albeit a somewhat muted one.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Money Market Fund Class S and 91-day Treasury Bills

MASSMUTUAL MONEY MARKET FUND
TOTAL RETURN

                                                               FIVE YEAR            SINCE INCEPTION
                YEAR TO DATE             ONE YEAR            AVERAGE ANNUAL          AVERAGE ANNUAL
              1/1/03 - 6/30/03       7/1/02 - 6/30/03       7/1/98 - 6/30/03       10/3/94 - 6/30/03
Class S             0.40%                  1.03%                  4.01%                  4.62%
---------------------------------------------------------------------------------------------------
91-Day
Treasury
Bills               0.59%                  1.41%                  3.89%                  4.53%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

              CLASS S    T-BILLS
10/3/1994     $ 10,000   $ 10,000
   Jun-95     $ 10,419   $ 10,420
   Jun-96     $ 10,982   $ 10,987
   Jun-97     $ 11,566   $ 11,565
   Jun-98     $ 12,193   $ 12,172
   Jun-99     $ 12,811   $ 12,746
   Jun-00     $ 13,548   $ 13,422
   Jun-01     $ 14,357   $ 14,179
   Jun-02     $ 14,689   $ 14,527
   Jun-03     $ 14,840   $ 14,732

Hypothetical Investments in MassMutual Money Market Fund Class A, Class Y and 91-day Treasury Bills

MASSMUTUAL MONEY MARKET FUND
TOTAL RETURN

                                                                FIVE YEAR           SINCE INCEPTION
                YEAR TO DATE             ONE YEAR            AVERAGE ANNUAL          AVERAGE ANNUAL
              1/1/03 - 6/30/03       7/1/02 - 6/30/03       7/1/98 - 6/30/03       1/1/98 - 6/30/03
Class A             0.15%                  0.53%                  3.46%                  3.57%
Class Y             0.35%                  0.93%                  3.92%                  4.03%
---------------------------------------------------------------------------------------------------
91-Day
Treasury
Bills               0.59%                  1.41%                  3.89%                  4.01%

[CHART]

             CLASS A     CLASS Y     T-BILLS
1/1/1998     $ 10,000    $ 10,000    $ 10,000
  Jun-98     $ 10,230    $ 10,250    $ 10,258
  Jun-99     $ 10,683    $ 10,767    $ 10,742
  Jun-00     $ 11,239    $ 11,375    $ 11,311
  Jun-01     $ 11,850    $ 12,041    $ 11,949
  Jun-02     $ 12,065    $ 12,310    $ 12,243
  Jun-03     $ 12,129    $ 12,424    $ 12,415

Hypothetical Investments in MassMutual Money Market Fund Class L and 91-day Treasury Bills

MASSMUTUAL MONEY MARKET FUND
TOTAL RETURN

                                                             SINCE INCEPTION
                YEAR TO DATE             ONE YEAR             AVERAGE ANNUAL
              1/1/03 - 6/30/03       7/1/02 - 6/30/03       5/3/99 - 6/30/03
Class L             0.28%                  0.78%                  3.53%
----------------------------------------------------------------------------
91-Day
Treasury
Bills               0.59%                  1.41%                  3.72%

[CHART]

             CLASS L     T-BILLS
5/3/1999     $ 10,000    $ 10,000
  Jun-99     $ 10,073    $ 10,076
  Jun-00     $ 10,625    $ 10,610
  Jun-01     $ 11,230    $ 11,208
  Jun-02     $ 11,464    $ 11,484
  Jun-03     $ 11,554    $ 11,645


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE 91-DAY TREASURY BILLS ARE UNMANAGED AND DO NOT INCUR EXPENSES. TREASURY BILLS ARE BACKED BY THE U.S. GOVERNMENT AND OFFER A FIXED RATE OF RETURN, WHILE THE FUND'S SHARES ARE NOT GUARANTEED. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL MONEY MARKET FUND - PORTFOLIO OF INVESTMENTS

JUNE 30, 2003 (UNAUDITED)

                                                   PRINCIPAL          MARKET
                                                    AMOUNT            VALUE
                                                --------------    --------------
SHORT-TERM INVESTMENTS--100.1%

COMMERCIAL PAPER--38.6%
Anheuser-Busch
  Companies, Inc.
  0.920% 07/22/2003                             $   10,945,000    $   10,939,126
CIT Group, Inc.
  1.050% 08/08/2003                                  5,855,000         5,848,511
The Clorox Co.
  0.920% 07/29/2003                                  7,920,000         7,914,333
The Coca-Cola Co.
  1.170% 07/15/2003                                 14,500,000        14,493,403
Dow Jones & Co., Inc.
  1.120% 01/16/2004                                  1,250,000         1,242,261
Dow Jones & Co., Inc.
  1.200% 07/07/2003                                 11,000,000        10,997,800
Emerson Electric Co.
  1.000% 07/14/2003                                  9,500,000         9,496,569
Gannett Co., Inc.
  0.960% 07/02/2003                                  7,400,000         7,399,803
Gannett Co., Inc.
  1.020% 07/16/2003                                  6,500,000         6,497,238
General Electric
  Capital Corp.
  1.180% 08/21/2003                                  2,430,000         2,425,938
General Electric
  Capital Corp.
  1.200% 08/21/2003                                  1,660,000         1,657,178
General Electric Co.
  1.200% 08/11/2003                                 10,300,000        10,285,923
The Goldman Sachs
  Group, Inc.
  1.180% 10/23/2003                                 14,615,000        14,560,389
Household Finance Corp.
  1.030% 09/03/2003                                  5,085,000         5,075,689
Household Finance Corp.
  1.170% 08/20/2003                                  7,795,000         7,782,333
Johnson & Johnson
  0.950% 10/15/2003                                 14,250,000        14,210,140
Johnson Controls, Inc.
  1.280% 07/01/2003                                  4,670,000         4,670,000
The McGraw-Hill
  Companies, Inc.
  1.030% 03/01/2004                                  4,500,000         4,468,585
The McGraw-Hill
  Companies, Inc.
  1.100% 08/08/2003                                  3,000,000         2,996,517
The McGraw-Hill
  Companies, Inc.
  1.180% 08/12/2003                                  6,780,000         6,770,666
Nestle Capital Corp.
  1.180% 07/18/2003                                 10,000,000         9,994,428
Nestle Capital Corp.
  1.180% 08/05/2003                             $    4,600,000    $    4,594,723
PACCAR Financial Corp.
  1.160% 08/18/2003                                 12,500,000        12,480,667
PACCAR Financial Corp.
  1.220% 07/28/2003                                  2,200,000         2,197,987
Pfizer, Inc.
  0.890% 08/15/2003                                  3,145,000         3,141,501
Pfizer, Inc.
  0.950% 08/04/2003                                  9,090,000         9,081,844
Toyota Motor
  Credit Corp.
  0.950% 07/21/2003                                 12,355,000        12,348,479
Unilever Capital Corp.
  1.000% 07/22/2003                                  2,220,000         2,218,705
Unilever Capital Corp.
  1.200% 07/08/2003                                 10,000,000         9,997,667
                                                                  --------------
                                                                     215,788,403
                                                                  --------------

DISCOUNT NOTES--20.9%
Federal Farm
  Credit Bank
  0.950% 01/28/2004                                  7,000,000         6,961,024
Federal Farm
  Credit Bank
  1.160% 09/29/2003                                 12,650,000        12,613,315
Federal Farm
  Credit Bank
  1.250% 02/27/2004                                    740,000           733,807
Federal Farm
  Credit Bank
  1.310% 07/25/2003                                 10,365,000        10,355,947
Federal Home
  Loan Bank
  0.960% 10/31/2003                                  1,857,000         1,850,959
Federal Home
  Loan Bank
  1.140% 07/09/2003                                  3,930,000         3,929,004
Federal Home
  Loan Bank
  1.140% 07/16/2003                                  1,410,000         1,409,330
Federal Home
  Loan Bank
  1.140% 07/30/2003                                 12,300,000        12,288,705
Federal Home
  Loan Bank
  1.160% 07/11/2003                                 12,770,000        12,765,885
Federal Home
  Loan Bank
  1.160% 08/01/2003                                  5,810,000         5,804,196
Federal Home
  Loan Bank
  1.170% 07/23/2003                             $   13,690,000    $   13,680,212
Federal Home
  Loan Bank
  1.170% 10/24/2003                                 12,130,000        12,084,665
Federal Home
  Loan Bank
  1.200% 12/11/2003                                  9,625,000         9,572,704
Federal Home
  Loan Bank
  1.210% 10/08/2003                                  1,900,000         1,893,678
Federal Home
  Loan Bank
  1.220% 07/29/2003                                  8,525,000         8,516,910
Federal National
  Mortgage Association
  1.770% 08/22/2003                                  2,520,000         2,513,557
                                                                  --------------
                                                                     116,973,898
                                                                  --------------

U.S. TREASURY BILLS--40.6%
U.S. Treasury Bill
  0.790% 11/06/2003                                 14,125,000        14,085,324
U.S. Treasury Bill
  0.905% 10/02/2003                                 15,325,000        15,289,171
U.S. Treasury Bill
  0.945% 09/11/2003                                 11,300,000        11,278,643
U.S. Treasury Bill
  0.990% 09/25/2003                                  9,695,000         9,672,071
U.S. Treasury Bill
  1.000% 09/18/2003                                 10,490,000        10,466,980
U.S. Treasury Bill
  1.010% 10/30/2003                                 10,140,000        10,105,577
U.S. Treasury Bill
  1.090% 09/04/2003                                 17,040,000        17,006,464
U.S. Treasury Bill
  1.094% 07/31/2003                                 12,625,000        12,613,490
U.S. Treasury Bill
  1.095% 07/03/2003                                  4,400,000         4,399,732
U.S. Treasury Bill
  1.100% 07/24/2003                                 15,860,000        15,848,854
U.S. Treasury Bill
  1.100% 08/28/2003                                 13,590,000        13,565,916
U.S. Treasury Bill
  1.105% 08/21/2003                                 11,250,000        11,232,389
U.S. Treasury Bill
  1.120% 08/14/2003                                  7,245,000         7,235,082
U.S. Treasury Bill
  1.130% 09/04/2003                                 13,750,000        13,721,946
U.S. Treasury Bill
  1.135% 08/07/2003                                 20,645,000        20,620,917

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL MONEY MARKET FUND - PORTFOLIO OF INVESTMENTS

                                                   PRINCIPAL          MARKET
                                                    AMOUNT            VALUE
                                                --------------    --------------
U.S. Treasury Bill
  1.150% 07/10/2003                             $   11,555,000    $   11,551,678
U.S. Treasury Bill
  1.160% 07/31/2003                                 13,575,000        13,561,878
U.S. Treasury Bill
  1.175% 07/17/2003                                 15,175,000        15,167,076
                                                                  --------------
                                                                     227,423,188
                                                                  --------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)*                                                 560,185,489
                                                                  ==============

TOTAL INVESTMENTS--100.1%

OTHER ASSETS/
(LIABILITIES)--(0.1%)                                                   (614,010)
                                                                  --------------

NET ASSETS--100.0%                                                $  559,571,479
                                                                  ==============

NOTES TO PORTFOLIO OF INVESTMENTS
 *   Aggregate cost for Federal tax purposes. (NOTE 7).


    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL MONEY MARKET FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                    JUNE 30, 2003
                                                                                     (UNAUDITED)
                                                                                   ---------------
ASSETS:
        Short-term investments, at amortized cost (NOTE 2)                         $   560,185,489
        Cash                                                                                 1,265
                                                                                   ---------------
                 Total assets                                                          560,186,754
                                                                                   ---------------
LIABILITIES:
        Payables for:
            Dividends (NOTE 2)                                                             263,542
            Directors' fees and expenses (NOTE 3)                                           12,047
            Affiliates (NOTE 3):
                 Investment management fees                                                169,250
                 Administration fees                                                        83,940
                 Service fees                                                               66,521
        Accrued expense and other liabilities                                               19,975
                                                                                   ---------------
                 Total liabilities                                                         615,275
                                                                                   ---------------
        NET ASSETS                                                                 $   559,571,479
                                                                                   ===============
NET ASSETS CONSIST OF:
        Paid-in capital                                                            $   559,584,456
        Distributions in excess of net investment income                                    (8,205)
        Accumulated net realized loss on investments                                        (4,772)
                                                                                   ---------------
                                                                                   $   559,571,479
                                                                                   ===============
NET ASSETS:
        Class A                                                                    $   100,911,532
                                                                                   ===============
        Class L                                                                    $    70,604,385
                                                                                   ===============
        Class Y                                                                    $    80,491,794
                                                                                   ===============
        Class S                                                                    $   307,563,768
                                                                                   ===============
SHARES OUTSTANDING:
        Class A                                                                        100,911,511
                                                                                   ===============
        Class L                                                                         70,604,368
                                                                                   ===============
        Class Y                                                                         80,491,756
                                                                                   ===============
        Class S                                                                        307,563,750
                                                                                   ===============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        Class A                                                                    $          1.00
                                                                                   ===============
        Class L                                                                    $          1.00
                                                                                   ===============
        Class Y                                                                    $          1.00
                                                                                   ===============
        Class S                                                                    $          1.00
                                                                                   ===============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                    SIX MONTHS ENDED
                                                                                     JUNE 30, 2003
                                                                                      (UNAUDITED)
                                                                                   -----------------
INVESTMENT INCOME (NOTE 2):
        Interest                                                                   $       3,701,212
                                                                                   -----------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                                1,029,966
        Custody fees                                                                          24,994
        Audit and legal fees                                                                  11,869
        Shareholder reporting fees                                                            10,148
        Directors' fees (NOTE 3)                                                               6,394
        Trustee reporting                                                                      2,609
                                                                                   -----------------
                                                                                           1,085,980
        Administration fees (NOTE 3):
            Class A                                                                          178,051
            Class L                                                                          109,749
            Class Y                                                                           80,018
            Class S                                                                          134,786
        Service fees (NOTE 3):
            Class A                                                                          133,953
                                                                                   -----------------
                Total expenses                                                             1,722,537
                                                                                   -----------------
                NET INVESTMENT INCOME                                                      1,978,675
                                                                                   -----------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized gain on investment transactions                                             457
                                                                                   -----------------
                NET REALIZED AND UNREALIZED GAIN                                                 457
                                                                                   -----------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $       1,979,132
                                                                                   =================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          SIX MONTHS ENDED
                                                                                           JUNE 30, 2003          YEAR ENDED
                                                                                             (UNAUDITED)      DECEMBER 31, 2002
                                                                                         -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income                                                            $       1,978,675    $       7,555,193
        Net realized gain (loss) on investment transactions                                            457               (6,000)
        Net change in unrealized appreciation (depreciation) on investments                              -               51,558
                                                                                         -----------------    -----------------
            NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 1,979,132            7,600,751
                                                                                         -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
        From net investment income:
        Class A                                                                                   (164,869)            (820,220)
        Class L                                                                                   (182,995)            (685,167)
        Class Y                                                                                   (309,107)          (1,379,443)
        Class S                                                                                 (1,321,704)          (4,672,606)
                                                                                         -----------------    -----------------
            TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                                      (1,978,675)          (7,557,436)
                                                                                         -----------------    -----------------
        From net realized gains:
        Class A                                                                                        (83)                   -
        Class L                                                                                        (51)                   -
        Class Y                                                                                        (68)                   -
        Class S                                                                                       (255)                   -
                                                                                         -----------------    -----------------
            TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                                               (457)                   -
                                                                                         -----------------    -----------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                                                 10,580,379              208,303
        Class L                                                                                  3,698,868           13,755,308
        Class Y                                                                                (26,597,426)          22,691,288
        Class S                                                                                (24,512,619)         (60,635,208)
                                                                                         -----------------    -----------------
            DECREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                            (36,830,798)         (23,980,309)
                                                                                         -----------------    -----------------
        TOTAL DECREASE IN NET ASSETS                                                           (36,830,798)         (23,936,994)
NET ASSETS:
        Beginning of period                                                                    596,402,277          620,339,271
                                                                                         -----------------    -----------------
        End of period (including distributions in excess of net investment income of
           $8,205 and $8,205, respectively)                                              $     559,571,479    $     596,402,277
                                                                                         =================    =================

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  CLASS A
                                                                                  -------
                                         SIX MONTHS ENDED
                                              6/30/03       YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            (UNAUDITED)      12/31/02~     12/31/01~     12/31/00~       12/31/99~     12/31/98~~
                                         ----------------   ----------     ----------    ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD        $    1.00       $   1.00       $   1.00       $   1.00       $   0.99       $   4.55
                                            ---------       --------       --------       --------       --------       --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                          0.00***~~~     0.01***        0.03***        0.06***        0.05***        0.21***
  Net realized and unrealized gain (loss)
     on investments                             (0.00)~~~       0.00~~~        0.00~~~       (0.00)~~~      (0.00)~~~      (0.00)~~~
                                            ---------       --------       --------       --------       --------       --------
       Total income from investment
          operations                             0.00           0.01           0.03           0.06           0.05           0.21
                                            ---------       --------       --------       --------       --------       --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                    (0.00)~~~~     (0.01)         (0.03)         (0.06)         (0.04)         (3.77)
  From net realized gains                       (0.00)~~~~         -              -              -              -              -
                                            ---------       --------       --------       --------       --------       --------
       Total distributions                      (0.00)         (0.01)         (0.03)         (0.06)         (0.04)         (3.77)
                                            ---------       --------       --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD              $    1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   0.99
                                            =========       ========       ========       ========       ========       ========
TOTAL RETURN@                                    0.15%**        0.92%          3.62%          5.84%          4.59%          4.60%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)         $ 100,912       $ 90,331       $ 90,121       $ 29,149       $  3,548       $    120
  Net expenses to average daily net assets       0.95%*         0.95%          0.96%          0.95%          1.04%          1.20%
  Net investment income to average daily
     net assets                                  0.31%*         0.92%          3.28%          5.95%          4.89%          4.59%

                                                                              CLASS L
                                                                              -------
                                            SIX MONTHS ENDED
                                                 6/30/03        YEAR ENDED     YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                               (UNAUDITED)       12/31/02~      12/31/01~     12/31/00~     12/31/99+~
                                            ----------------    ----------     ----------    ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD            $   1.00        $   1.00       $   1.00       $   0.99        $   1.00
                                                --------        --------       --------       --------        --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                             0.00***~~~      0.01***        0.04***        0.07***         0.04***
  Net realized and unrealized gain (loss)
     on investments                                 0.00~~~         0.00~~~        0.00~~~       (0.00)~~~       (0.01)
                                                --------        --------       --------       --------        --------
       Total income from investment
          operations                                0.00            0.01           0.04           0.07            0.03
                                                --------        --------       --------       --------        --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                       (0.00)~~~~      (0.01)         (0.04)         (0.06)          (0.04)
  From net realized gains                          (0.00)~~~~          -              -              -               -
                                                --------        --------       --------       --------        --------
       Total distributions                         (0.00)          (0.01)         (0.04)         (0.06)          (0.04)
                                                --------        --------       --------       --------        --------
NET ASSET VALUE, END OF PERIOD                  $   1.00        $   1.00       $   1.00       $   1.00        $   0.99
                                                ========        ========       ========       ========        ========
TOTAL RETURN@                                       0.28%**         1.19%          3.88%          6.07%           3.34%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)             $ 70,604        $ 66,906       $ 53,151       $ 24,010        $  9,842
  Net expenses to average daily net assets          0.70%*          0.70%          0.71%          0.70%           0.76%*
  Net investment income to average daily
     net assets                                     0.55%*          1.17%          3.58%          6.25%           6.11%*

  *     ANNUALIZED.
  **    PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***   PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ~     AMOUNTS HAVE BEEN RESTATED TO REFLECT STOCK SPLITS.
  ~~    AMOUNTS HAVE BEEN RESTATED TO REFLECT STOCK SPLITS AND REVERSE STOCK
        SPLITS.
  ~~~ NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ARE LESS THAN $0.01 PER SHARE.
  ~~~~ DISTRIBUTIONS FROM NET INVESTMENT INCOME AND NET REALIZED GAINS ARE LESS THAN $0.01 PER SHARE.
  + FOR THE PERIOD FROM MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  CLASS Y
                                                                                  -------
                                           SIX MONTHS ENDED
                                               6/30/03        YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                             (UNAUDITED)       12/31/02~     12/31/01~     12/31/00~      12/31/99~      12/31/98~~
                                           ---------------    ----------    ----------    ----------     ----------     -----------
NET ASSET VALUE, BEGINNING OF PERIOD         $    1.00        $   1.00      $   1.00      $   0.99       $   0.98       $   4.51
                                             ---------        --------      --------      --------       --------       --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                           0.00***~~~      0.01***       0.04***       0.06***        0.06***        0.24***
  Net realized and unrealized gain (loss)
     on investments                               0.00~~~         0.01          0.00~~~      (0.00)~~~      (0.01)         (0.01)
                                             ---------        --------      --------      --------       --------       --------
       Total income from investment
         operations                               0.00            0.02          0.04          0.06           0.05           0.23
                                             ---------        --------      --------      --------       --------       --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                     (0.00)~~~~      (0.02)        (0.04)        (0.05)         (0.04)         (3.76)
  From net realized gains                        (0.00)~~~~          -             -             -              -              -
                                             ---------        --------      --------      --------       --------       --------
       Total distributions                       (0.00)          (0.02)        (0.04)        (0.05)         (0.04)         (3.76)
                                             ---------        --------      --------      --------       --------       --------
NET ASSET VALUE, END OF PERIOD               $    1.00        $   1.00      $   1.00      $   1.00       $   0.99       $   0.98
                                             =========        ========      ========      ========       ========       ========
TOTAL RETURN@                                     0.35%**         1.33%         4.04%         6.25%          5.13%          5.14%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)          $  80,492        $107,089      $ 84,481      $ 62,858       $ 33,392       $    556
  Net expenses to average daily net
     assets                                       0.55%*          0.55%         0.56%         0.55%          0.57%          0.74%
  Net investment income to
    average daily net assets                      0.70%*          1.31%         3.87%         6.15%          5.60%          5.21%

                                                                                  CLASS S
                                                                                  -------
                                          SIX MONTHS ENDED
                                              6/30/03       YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            (UNAUDITED)      12/31/02~     12/31/01~      12/31/00~      12/31/99~      12/31/98(1)~
                                          ----------------  ----------    ----------     ----------     ----------     -------------
NET ASSET VALUE, BEGINNING OF PERIOD        $    1.00       $    1.00     $    1.00      $    0.99      $    0.98      $    0.98
                                            ---------       ---------     ---------      ---------      ---------      ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                          0.00***~~~      0.01***       0.04***        0.06***        0.05***        0.05***
  Net realized and unrealized gain (loss)
     on investments                             (0.00)~~~        0.01          0.00~~~       (0.00)~~~      (0.00)~~~       0.00~~~
                                            ---------       ---------     ---------      ---------      ---------      ---------
       Total income from investment
         operations                              0.00            0.02          0.04           0.06           0.05           0.05
                                            ---------       ---------     ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                    (0.00)~~~~      (0.02)        (0.04)         (0.05)         (0.04)         (0.05)
  From net realized gains                       (0.00)~~~~          -             -              -              -              -
                                            ---------       ---------     ---------      ---------      ---------      ---------
       Total distributions                      (0.00)          (0.02)        (0.04)         (0.05)         (0.04)         (0.05)
                                            ---------       ---------     ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD              $    1.00       $    1.00     $    1.00      $    1.00      $    0.99      $    0.98
                                            =========       =========     =========      =========      =========      =========
TOTAL RETURN@                                    0.40%**         1.42%         4.14%          6.37%          5.10%          5.39%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)         $ 307,564       $ 332,076     $ 392,587      $ 389,011      $ 316,805      $ 251,757
  Net expenses to average daily net
     assets                                      0.45%*          0.45%         0.45%          0.45%          0.48%          0.55%
  Net investment income to average daily
     net assets                                  0.81%*          1.43%         4.03%          6.22%          5.06%          5.23%

  *     ANNUALIZED.
  **    PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***   PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ~     AMOUNTS HAVE BEEN RESTATED TO REFLECT STOCK SPLITS.
  ~~    AMOUNTS HAVE BEEN RESTATED TO REFLECT STOCK SPLITS AND REVERSE STOCK
        SPLITS.
  ~~~ NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ARE LESS THAN $0.01 PER SHARE.
  ~~~~ DISTRIBUTIONS FROM NET INVESTMENT INCOME AND NET REALIZED GAINS ARE LESS THAN $0.01 PER SHARE.
  (1)   CLASS S SHARES WERE PREVIOUSLY DESIGNATED AS CLASS 4 SHARES.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SHORT-DURATION BOND FUND - PORTFOLIO MANAGER REPORT

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES FOR THE MASSMUTUAL SHORT-DURATION BOND FUND?

The objectives and policies of the Fund are to:
- achieve a high total return primarily from current income, while minimizing fluctuations in capital values
- invest primarily in a diversified portfolio of short-term, investment-grade, fixed-income securities
-  maintain duration below three years
-  diversify investments among market sectors on the basis of relative merit

HOW DID THE FUND PERFORM DURING THE FIRST HALF OF 2003?

For the six months ending June 30, 2003, the Fund's Class S shares returned 3.65%, outperforming the 1.44% return of the Lehman Brothers 1-3 Year Government Bond Index, an unmanaged index of U.S. government bonds with 1-3 years to scheduled payment of principal.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

Geopolitics was the dominating concern during the first quarter, as an impending war with Iraq loomed and, ultimately began, in early March. At the same time, low consumer confidence and spending levels, higher unemployment figures and government deficit issues all contributed to the further weakening of the economy and the ongoing malaise in the markets. During the quarter, Corporate America also began to take advantage of low interest rates to refinance debt and put balance sheets in order. This trend has helped corporate bonds outperform Treasuries since October 2002--and has improved investor sentiment toward corporates. Mortgages joined corporates in outperforming Treasuries during the quarter, but to a lesser extent. Mortgages' relative safety, along with their higher yields, continued to attract investors.

During the first quarter, our near maximum duration of 2.97 years added approximately 50 basis points (bps) of outperformance, as the 2- to 3-year portion on the yield curve provided attractive returns. Our corporate bonds also performed well during the performance period, and we continue to benefit from our exposure to this sector. While we have maintained the portfolio's AA quality, our exposure to the lower-rated BBB corporates added to the Fund's outperformance, and given spread levels, we will continue to seek to add value through lower-rated investment-grade corporates. Mortgages, on the other hand, had a more volatile quarter as they sold off during the Treasury rally. We increased our previous small exposure to mortgages in March, as they reached an attractive entry point on this weakness.

In a dramatic turnaround, the second quarter of 2003 witnessed both the U.S. equity and bond markets posting strong, positive returns. As the fighting in Iraq drew to a swift close in April, a wave of optimism boosted the markets. The Federal Reserve (Fed) continued to stimulate the economy by cutting short-term rates by an additional 25 bps in June, the 13th rate cut since January 2001. It is clear that the economy, in general, is improving, albeit at a slower rate than many anticipated or hoped. Over the quarter, we saw a continuation of the strong corporate bond performance that has been in play since October 2002. Corporates, again, outperformed Treasuries and corporate spreads tightened towards more conventional levels.

Similar to the first quarter, our near maximum duration of 2.95 years added significantly to performance during the second quarter. The yield curve showed signs of flattening during the quarter, but with the Fed interest rate cut in June, the curve steepened again and we continued to maintain our near maximum duration level. Also helping performance was our exposure to corporate bonds, which posted strong returns over the reporting period as the economy showed signs of recovery.

WHAT IS YOUR OUTLOOK?

With the yield curve remaining steep, we have been structuring the portfolio in a barbell style, with our exposure at either end of the duration spectrum--commercial paper and 10-year bonds. Assuming an improving economy, we expect this strategy to provide us with a yield advantage. While we have been trimming our exposure to corporates, we will continue to remain overweight in this sector, as we can benefit as an economic recovery continues. Although we currently have an overweight exposure to mortgages, we may look to trim some positions in the third quarter.

While it is yet to be established whether the recent economic turnaround can be sustained, we are optimistic for a recovery--albeit a somewhat muted one.

[CHART]

                       DURATION DIVERSIFICATION (6/30/03)
                            MASSMUTUAL SHORT-DURATION
                                    BOND FUND
                           AVERAGE DURATION=2.95 YEARS

LESS THAN 1 YEAR        22.90%
1-3 YEARS               43.40%
3-5 YEARS                7.90%
5-10 YEARS              25.80%

[CHART]

                           QUALITY STRUCTURE (6/30/03)
                            MASSMUTUAL SHORT-DURATION
                                    BOND FUND

U.S. GOVERNMENTS CASH EQUIVALENTS Aaa/AAA                   75.20%
Aa/AA                                                        1.20%
A/A                                                          9.20%
Baa/BBB                                                     13.10%
Ba/BB                                                        0.70%
B/B                                                          0.30%
NR                                                           0.30%

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Short-Duration Bond Fund Class S and the Lehman Brothers 1-3 Year Government Bond Index

MASSMUTUAL SHORT-DURATION BOND FUND
TOTAL RETURN

                                                               FIVE YEAR             SINCE INCEPTION
                YEAR TO DATE             ONE YEAR            AVERAGE ANNUAL          AVERAGE ANNUAL
              1/1/03 - 6/30/03       7/1/02 - 6/30/03       7/1/98 - 6/30/03        10/3/94 - 6/30/03
Class S             3.65%                  8.88%                  6.13%                   6.62%
-----------------------------------------------------------------------------------------------------
Lehman Brothers
1-3 Year
Government
Bond
Index               1.44%                  4.88%                  6.19%                   6.45%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

              CLASS S      LEHMAN 1-3 YR. GOVT.
10/3/1994     $ 10,000                 $ 10,000
   Jun-95     $ 10,816                 $ 10,660
   Jun-96     $ 11,380                 $ 11,244
   Jun-97     $ 12,120                 $ 11,983
   Jun-98     $ 13,006                 $ 12,795
   Jun-99     $ 13,613                 $ 13,440
   Jun-00     $ 14,251                 $ 14,093
   Jun-01     $ 15,231                 $ 15,399
   Jun-02     $ 16,081                 $ 16,472
   Jun-03     $ 17,509                 $ 17,276

Hypothetical Investments in MassMutual Short-Duration Bond Fund Class A, Class Y and the Lehman Brothers 1-3 Year Government Bond Index

MASSMUTUAL SHORT-DURATION BOND FUND
TOTAL RETURN

                                                               FIVE YEAR            SINCE INCEPTION
                YEAR TO DATE             ONE YEAR            AVERAGE ANNUAL          AVERAGE ANNUAL
              1/1/03 - 6/30/03       7/1/02 - 6/30/03       7/1/98 - 6/30/03        1/1/98 - 6/30/03
Class A             3.38%                  8.34%                  5.62%                   5.61%
Class Y             3.47%                  8.76%                  6.02%                   6.03%
----------------------------------------------------------------------------------------------------
Lehman Brothers
1-3 Year
Government
Bond
Index               1.44%                  4.88%                  6.19%                   6.18%

[CHART]

             CLASS A      CLASS Y       LEHMAN 1-3 YR. GOVT.
1/1/1998     $ 10,000     $ 10,000                  $ 10,000
  Jun-98     $ 10,270     $ 10,300                  $ 10,300
  Jun-99     $ 10,689     $ 10,762                  $ 10,819
  Jun-00     $ 11,144     $ 11,263                  $ 11,345
  Jun-01     $ 11,852     $ 12,010                  $ 12,396
  Jun-02     $ 12,457     $ 12,684                  $ 13,259
  Jun-03     $ 13,496     $ 13,796                  $ 13,906

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE LEHMAN BROTHERS 1-3 YEAR GOVERNMENT BOND INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Short-Duration Bond Fund Class L and the Lehman Brothers 1-3 Year Government Bond Index

MASSMUTUAL SHORT-DURATION BOND FUND
TOTAL RETURN

                                                             SINCE INCEPTION
                YEAR TO DATE             ONE YEAR            AVERAGE ANNUAL
              1/1/03 - 6/30/03       7/1/02 - 6/30/03       5/3/99 - 6/30/03
Class L             3.59%                  8.61%                  6.02%
----------------------------------------------------------------------------
Lehman Brothers
1-3 Year
Government
Bond
Index               1.44%                  4.88%                  6.27%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

            CLASS L      LEHMAN 1-3 YR. GOVT.
5/3/1999    $ 10,000                 $ 10,000
  Jun-99    $ 10,010                 $ 10,022
  Jun-00    $ 10,455                 $ 10,509
  Jun-01    $ 11,142                 $ 11,483
  Jun-02    $ 11,746                 $ 12,283
  Jun-03    $ 12,757                 $ 12,882

Hypothetical Investments in MassMutual Short-Duration Bond Fund Class N, Class N (CDSC fees deducted) and the Lehman Brothers 1-3 Year Government Bond Index

MASSMUTUAL SHORT-DURATION BOND FUND
TOTAL RETURN

                                       YEAR TO DATE          SINCE INCEPTION
                                     1/1/03 - 6/30/03      12/31/02 - 6/30/03
Class N                                    3.30%                  3.20%
Class N (CDSC fees deducted)               2.30%                  2.20%
-----------------------------------------------------------------------------
Lehman Brothers
1-3 Year
Government
Bond
Index                                      1.44%                  1.45%

[CHART]

              CLASS N         CLASS N (CDSC FEES DEDUCTED)      LEHMAN 1-3 YR. GOVT.
12/31/2002    $ 10,000                           $ 10,000                  $ 10,000
    Mar-03    $ 10,116                           $ 10,016                  $ 10,067
    Jun-03    $ 10,320                           $ 10,220                  $ 10,144

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE LEHMAN BROTHERS 1-3 YEAR GOVERNMENT BOND INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL SHORT-DURATION BOND FUND - PORTFOLIO OF INVESTMENTS

JUNE 30, 2003 (UNAUDITED)

                                                       PRINCIPAL          MARKET
                                                         AMOUNT            VALUE
                                                     --------------   --------------
BONDS & NOTES--86.5%

ASSET BACKED SECURITIES--5.4%
America West
  Airlines, Inc.
  Series 1996-1, Class A
  6.850% 07/02/2009                                  $    1,648,244   $    1,426,968
California
  Infrastructure SCE-1
  Series 1997-1, Class A5
  6.280% 09/25/2005                                          51,042           51,648
California
  Infrastructure SDG&E-1
  Series 1997-1,
  Class A5
  6.190% 09/25/2005                                          63,698           64,481
Capital Auto Receivables
  Asset Trust
  Series 2003-1,
  Class A2A
  2.270% 01/17/2006                                       1,250,000        1,265,820
Delta Funding Home
  Equity Loan Trust
  Series 1999-2,
  Class A5F
  7.070% 11/15/2027                                         245,067          250,888
Ford Credit Auto
  Owner Trust
  Series 2002-B,
  Class A3A
  4.140% 12/15/2005                                       1,500,000        1,534,453
Ford Credit Auto
  Owner Trust
  Series 2003-A,
  Class A3A
  2.200% 07/17/2006                                       1,300,000        1,315,437
Massachusetts RRB
  Special Purpose
  Trust Series 1999-1,
  Class A4
  6.910% 09/15/2009                                       2,500,000        2,860,649
Metlife Capital
  Equipment Loan Trust
  Series 1997-A,
  Class A
  6.850% 05/20/2008                                         213,534          219,005
MMCA Automobile Trust
  Series 2002-3,
  Class A3
  2.970% 03/15/2007                                       3,725,000        3,729,075
National City Auto
  Receivables Trust
  Series 2002-A,
  Class A3
  4.040% 07/15/2006                                  $    3,500,000   $    3,565,625
New Century Home
  Equity Loan Trust
  Series 1997-NC5,
  Class A6
  6.700% 10/25/2028                                         538,186          555,088
Oakwood Mortgage
  Investors, Inc.
  Series 2001-C, Class A2
  5.920% 09/15/2017                                       1,792,039        1,648,676
Option One Mortgage
  Securities Corp. Trust
  Series 2002-2A,
  Class CFTS~
  8.830% 06/26/2032                                          82,577           82,552
Railcar Trust
  Series 1992-1, Class A
  7.750% 06/01/2004                                         214,710          221,722
Rental Car Finance Corp.
  Series 1999-1A,
  Class A~
  5.900% 02/25/2007                                       1,000,000        1,035,469
                                                                      --------------
TOTAL ASSET BACKED
SECURITIES
(COST $19,717,334)                                                        19,827,556
                                                                      ==============
CORPORATE DEBT--63.5%
AOL Time Warner, Inc.
  5.625% 05/01/2005                                       1,140,000        1,210,255
Apache Corp.
  6.250% 04/15/2012                                         945,000        1,100,344
Aramark Services, Inc.
  8.150% 05/01/2005                                       1,050,000        1,150,327
Arrow Electronics, Inc.
  8.700% 10/01/2005                                         730,000          796,360
AT&T Wireless
  Services, Inc.
  7.500% 05/01/2007                                         235,000          270,889
Bank of America Corp.
  5.250% 02/01/2007                                         500,000          549,393
Bear Stearns
  Companies, Inc.
  3.000% 03/30/2006                                       1,300,000        1,333,606
Bombardier Capital, Inc.~
  7.500% 08/15/2004                                         410,000          423,325
Brascan Corp.
  8.125% 12/15/2008                                  $      500,000   $      592,744
British Telecom PLC
  8.375% 12/15/2010                                       1,125,000        1,422,764
Camden Property Trust
  7.000% 11/15/2006                                       1,000,000        1,107,240
Capital One Bank
  4.875% 05/15/2008                                         400,000          408,203
Cargill, Inc.~
  4.375% 06/01/2013                                       1,250,000        1,246,434
CarrAmerica Realty Corp.
  6.625% 03/01/2005                                         400,000          427,222
Cendant Corp.
  7.375% 01/15/2013                                       1,650,000        1,942,880
Centerpoint Properties
  Corp. Series MTNA
  7.125% 03/15/2004                                       1,000,000        1,032,868
CenturyTel, Inc. Series E
  6.150% 01/15/2005                                       1,000,000        1,062,890
Cinergy Corp.
  6.250% 09/01/2004                                       1,000,000        1,049,974
CIT Group, Inc.
  5.625% 05/17/2004                                       2,500,000        2,582,445
Citigroup, Inc.
  4.875% 05/07/2015                                         665,000          683,921
Clear Channel
  Communications, Inc.
  4.250% 05/15/2009                                         885,000          896,062
CNF, Inc.
  8.875% 05/01/2010                                         930,000        1,028,573
Comcast Corp.
  5.850% 01/15/2010                                         625,000          687,686
Computer Associates
  International, Inc.
  6.375% 04/15/2005                                         750,000          795,000
Cox Enterprises, Inc.~
  4.375% 05/01/2008                                       1,750,000        1,819,736
DaimlerChrysler NA
  Holding Corp.
  4.050% 06/04/2008                                       1,700,000        1,683,534
DaimlerChrysler NA
  Holding Corp.
  6.900% 09/01/2004                                       1,100,000        1,152,998
Dana Corp.
  6.250% 03/01/2004                                       2,500,000        2,506,250
Dominion Resources, Inc.
  2.800% 02/15/2005                                         500,000          506,597
Dominion Resources, Inc.
  5.700% 09/17/2012                                         550,000          603,603
Dominion Resources, Inc.
  7.820% 09/15/2004                                       1,000,000        1,071,904

    The accompanying notes are an integral part of the financial statements.

                                                        PRINCIPAL         MARKET
                                                         AMOUNT           VALUE
                                                     --------------   --------------
DPL, Inc.
  8.250% 03/01/2007                                  $    1,000,000   $    1,134,030
Electronic Data
  Systems Corp.~
  6.000% 08/01/2013                                         650,000          633,685
Electronic Data
  Systems Corp.
  7.125% 10/15/2009                                         625,000          671,875
Emerald Investment
  Grade CBO Limited~
  1.967% 05/24/2011                                       1,989,568        1,865,220
Enbridge Energy
  Partners LP~
  4.750% 06/01/2013                                         425,000          425,649
Equifax, Inc.
  4.950% 11/01/2007                                         500,000          529,402
ERAC USA Finance Co.~
  8.250% 05/01/2005                                       1,000,000        1,103,808
FirstEnergy Corp.
  Series A
  5.500% 11/15/2006                                         300,000          321,597
Fiserv, Inc.~
  4.000% 04/15/2008                                         500,000          514,901
FNMA (Benchmark Note)
  5.500% 03/15/2011                                      55,500,000       62,948,710
FNMA (Benchmark Note)
  6.000% 12/15/2005                                      35,000,000       38,666,950
FNMA (Benchmark Note)
  6.500% 08/15/2004                                      32,500,000       34,437,767
Ford Motor Credit Co.
  7.500% 03/15/2005                                       2,500,000        2,656,670
FPL Group Capital, Inc.
  6.125% 05/15/2007                                       1,000,000        1,102,673
Franklin Resources, Inc.
  3.700% 04/15/2008                                         400,000          409,330
GATX Financial Corp.
  6.875% 12/15/2006                                         500,000          503,971
General American
  Transportation Corp.
  6.750% 03/01/2006                                       1,000,000          992,636
General Electric Co.
  5.000% 02/01/2013                                       2,100,000        2,218,140
General Motors
  Acceptance Corp.
  6.125% 09/15/2006                                       1,000,000        1,052,803
General Motors Corp.
  7.125% 07/15/2013                                       1,475,000        1,467,123
Goldman Sachs
  Group, Inc.
  4.125% 01/15/2008                                         725,000          761,868
Household Finance Corp.
  6.375% 10/15/2011                                         650,000          739,091
Household Finance Corp.
  6.375% 11/27/2012                                       1,500,000        1,708,689
Humana, Inc.
  7.250% 08/01/2006                                  $      500,000   $      555,155
Idex Corp.
  6.875% 02/15/2008                                         675,000          724,543
Ingersoll-Rand Co.
  5.800% 06/01/2004                                       1,200,000        1,248,281
International
  Game Technology
  8.375% 05/15/2009                                         550,000          674,743
Jefferies Group, Inc.
  7.500% 08/15/2007                                         250,000          279,423
Jefferies Group, Inc.
  7.750% 03/15/2012                                         255,000          297,679
Jones Apparel Group, Inc.
  7.875% 06/15/2006                                       1,000,000        1,145,532
Kinder Morgan Energy
  Partners LP
  5.350% 08/15/2007                                       1,000,000        1,089,930
Kreditanstalt
  fuer Wiederaufbau
  3.375% 01/23/2008                                       1,400,000        1,445,360
Lafarge Corp.
  6.375% 07/15/2005                                       1,000,000        1,075,222
Mapco, Inc.
  7.250% 03/01/2009                                       1,250,000        1,159,375
Merrill Lynch & Co., Inc.
  Series MTNB
  2.470% 03/10/2006                                       1,125,000        1,135,461
MGM Grand, Inc.
  6.950% 02/01/2005                                         600,000          626,250
MidAmerican Energy
  Holdings Co.~
  3.500% 05/15/2008                                       1,270,000        1,276,831
National Rural
  Utilities Cooperative
  Finance Corp.
  7.250% 03/01/2012                                       1,540,000        1,843,956
Newell Rubbermaid, Inc.
  4.000% 05/01/2010                                         400,000          407,586
NiSource Finance Corp.
  7.625% 11/15/2005                                       1,000,000        1,093,350
Norfolk Southern Corp.
  7.350% 05/15/2007                                       1,000,000        1,165,238
Park Place
  Entertainment Corp.
  8.500% 11/15/2006                                         600,000          663,000
Raytheon Co.
  6.300% 03/15/2005                                         500,000          534,017
Scholastic Corp.
  5.750% 01/15/2007                                       1,000,000        1,093,414
Sealed Air Corp.~
  5.625% 07/15/2013                                         350,000          353,059
Sony Capital Corp.~
  4.950% 11/01/2006                                         650,000          703,516
SuperValu, Inc.
  7.500% 05/15/2012                                  $    1,500,000   $    1,710,273
SuperValu, Inc.
  7.625% 09/15/2004                                       1,000,000        1,054,491
Telefonica Europe BV
  7.350% 09/15/2005                                       1,130,000        1,261,618
Textron Financial Corp.
  7.125% 12/09/2004                                       3,500,000        3,737,762
TIAA Global Markets~
  3.875% 01/22/2008                                       1,750,000        1,836,886
Tyson Foods, Inc.
  8.250% 10/01/2011                                         175,000          207,204
Verizon Global
  Funding Corp.
  7.375% 09/01/2012                                         500,000          609,852
Verizon Global
  Funding Corp.
  Series MTNA
  7.600% 03/15/2007                                       1,250,000        1,460,589
Verizon Virginia, Inc.
  Series A
  4.625% 03/15/2013                                       1,760,000        1,807,687
Vodafone Group PLC
  5.375% 01/30/2015                                         800,000          854,392
Vulcan Materials Co.
  5.750% 04/01/2004                                       5,000,000        5,128,054
Weyerhaeuser Co.
  5.500% 03/15/2005                                       1,000,000        1,057,922
Williams Gas Pipelines
  Central, Inc.~
  7.375% 11/15/2006                                         500,000          537,500
WorldCom, Inc.*~~
  6.500% 05/15/2004                                       2,000,000          590,000
                                                                      --------------
TOTAL CORPORATE DEBT
(COST $216,639,455)                                                      232,457,766
                                                                      ==============

NON-U.S. GOVERNMENT AGENCY
OBLIGATIONS--1.4%

COLLATERALIZED MORTGAGE OBLIGATIONS
Asset Securitization Corp.
  Series 1995-MD4,
  Class A1
  7.100% 08/13/2029                                       1,362,974        1,484,521
CS First Boston Mortgage
  Securities Corp.
  Series 2002-H1N,
  Class A~
  8.000% 08/27/2032                                         259,205          254,021
GE Capital Commercial
  Mortgage Corp.
  Series 2002-1A,
  Class A1
  5.033% 12/10/2035                                       1,333,802        1,416,872

    The accompanying notes are an integral part of the financial statements.

                                                        PRINCIPAL         MARKET
                                                         AMOUNT           VALUE
                                                     --------------   --------------
Residential Funding
  Mortgage Securities I
  Series 1998-S12,
  Class A8
  6.750% 05/25/2028                                  $      596,707   $      596,707
Salomon Brothers
  Mortgage Securities
  Series 2001-MMA,
  Class A1~
  5.323% 02/18/2034                                       1,479,289        1,561,992
                                                                      --------------
TOTAL NON-U.S. GOVERNMENT
AGENCY OBLIGATIONS
(COST $5,134,697)                                                          5,314,113
                                                                      ==============
U.S. GOVERNMENT AGENCY
OBLIGATIONS--7.6%

FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC)--1.5%
PASS-THROUGH SECURITIES
FHLMC
  6.500% 08/01/2032                                       4,867,166        5,074,400
FHLMC
  7.500% 06/01/2015                                         227,159          243,353
                                                                      --------------

TOTAL PASS-THROUGH SECURITIES                                              5,317,753
                                                                      ==============
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(FNMA)--4.6%

PASS-THROUGH SECURITIES
FNMA
  5.500% 09/01/2017-
         05/01/2018                                      10,905,232       11,372,618
FNMA
  6.420% 11/01/2008                                       1,088,974        1,243,363
FNMA
  6.500% 05/01/2028-
         09/01/2032                                       4,054,239        4,237,495
FNMA
  8.000% 05/01/2013                                           6,948            7,275
FNMA
  9.000% 10/01/2009                                          82,003           89,442
                                                                      --------------

TOTAL PASS-THROUGH SECURITIES                                             16,950,193
                                                                      ==============
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA)--1.5%
PASS-THROUGH SECURITIES
GNMA
  6.500% 09/15/2032                                       3,629,808        3,822,784
GNMA
  7.500% 08/15/2029                                       1,419,668        1,518,102
GNMA
  8.000% 01/15/2004-
         11/15/2007                                  $      213,522   $      226,232
                                                                      --------------

TOTAL PASS-THROUGH SECURITIES                                              5,567,118
                                                                      --------------
TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS
(COST $27,453,192)                                                        27,835,064
                                                                      ==============
U.S. TREASURY OBLIGATIONS--8.6%
U.S. Treasury Note
  5.000% 02/15/2011                                       4,200,000        4,714,500
U.S. Treasury Note
  6.500% 10/15/2006                                      23,275,000       26,740,792

TOTAL U.S. TREASURY
OBLIGATIONS
(COST $29,827,272)                                                        31,455,292
                                                                      ==============
TOTAL BONDS & NOTES
(COST $298,771,950)                                                      316,889,791
                                                                      ==============
SHORT-TERM INVESTMENTS--14.3%

CASH EQUIVALENTS--1.2%**
Bank of Montreal
  Eurodollar Time Deposit
  1.080% 07/02/2003                                          98,908           98,908
Bank of Montreal
  Eurodollar Time Deposit
  1.150% 07/09/2003                                          77,566           77,566
Bayerische Hypo-und
  Vereinsbank
  Bank Note
  1.530% 09/09/2003                                         494,539          494,539
Canadian Imperial Bank
  of Commerce
  Bank Note
  1.500% 05/18/2004                                         494,539          494,539
Den Danske Bank
  Eurodollar Time Deposit
  1.040% 07/28/2003                                          98,908           98,908
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                         299,881          299,881
Goldman Sachs Group,
  Inc. Medium Term Note
  1.130% 09/17/2003                                          49,454           49,454
Keybank
  Eurodollar Time Deposit
  1.250% 07/01/2003                                         385,741          385,741
Merrill Lynch & Co.
  Medium Term Note
  1.615% 11/26/2003                                          74,181           74,181
Merrill Lynch Premier
  Institutional Money
  Market Fund                                        $      214,914   $      214,914
Merrimac Money
  Market Fund                                               808,572          808,572
Metropolitan Life
  Insurance Co.
  Funding Agreement
  1.350% 11/03/2003                                         247,270          247,270
Morgan Stanley Dean
  Witter & Co.
  1.455% 01/29/2004                                         197,816          197,816
National Bank
  of Commerce
  1.073% 11/19/2003                                         123,635          123,635
Royal Bank of Canada
  Eurodollar Time Deposit
  1.031% 07/07/2003                                         445,085          445,085
Royal Bank of Canada
  Eurodollar Time Deposit
  1.300% 07/01/2003                                         296,724          296,724
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.050% 07/28/2003                                         247,270          247,270
                                                                      --------------
                                                                           4,655,003
                                                                      --------------
COMMERCIAL PAPER--12.5%
Autoliv ASP, Inc.
  1.350% 08/20/2003                                       3,935,000        3,927,622
Boston Scientific Corp.
  1.330% 07/25/2003                                       1,825,000        1,823,382
Carolina Power &
  Light Co.
  1.320% 08/26/2003                                         235,000          234,518
ConAgra Foods, Inc.
  1.330% 07/01/2003                                       1,655,000        1,655,000
DaimlerChrysler NA
  Holding Corp.
  1.450% 08/22/2003                                       2,530,000        2,524,701
DaimlerChrysler NA
  Holding Corp.
  1.530% 07/21/2003                                       1,480,000        1,478,742
DaimlerChrysler NA
  Holding Corp.
  1.560% 07/15/2003                                       1,890,000        1,888,853
Florida Power Corp.
  1.320% 07/28/2003                                       3,210,000        3,206,822
General Mills, Inc.
  1.050% 07/24/2003                                       6,450,000        6,445,673
Honeywell
  International, Inc.
  1.050% 07/03/2003                                       3,255,000        3,254,810
Kinder Morgan, Inc.
  1.050% 07/08/2003                                         455,000          454,907

    The accompanying notes are an integral part of the financial statements.

                                                        PRINCIPAL         MARKET
                                                         AMOUNT           VALUE
                                                     --------------   --------------
McCormick & Co., Inc.
  1.250% 11/26/2003                                  $    6,790,000   $    6,755,107
McCormick & Co., Inc.
  1.400% 08/26/2003                                       1,115,000        1,112,572
PACCAR Financial Corp.
  1.190% 08/01/2003                                       1,450,000        1,448,514
Pearson Holdings, Inc.
  1.350% 07/08/2003                                         110,000          109,971
Pearson Holdings, Inc.
  1.380% 07/21/2003                                       3,035,000        3,032,673
Pearson, Inc.
  1.150% 08/25/2003                                       2,610,000        2,605,414
Safeway, Inc.
  1.070% 09/26/2003                                       3,765,000        3,753,035
                                                                      --------------
                                                                          45,712,316
                                                                      --------------
DISCOUNT NOTES--0.6%
Federal Farm Credit Bank
  1.300% 09/15/2003                                       2,125,000        2,120,182
                                                                      --------------
TOTAL SHORT-TERM
  INVESTMENTS
  (Cost $52,488,716)                                                      52,487,501
                                                                      ==============
TOTAL INVESTMENTS--100.8%
  (Cost $351,260,666)***                                                 369,377,292
OTHER ASSETS/
  (LIABILITIES)--(0.8%)                                                   (2,876,006)
                                                                      ==============

NET ASSETS--100.0%                                                    $  366,501,286
                                                                      ==============

NOTES TO PORTFOLIO OF INVESTMENTS
   *     Non-income producing security.
   **    Represents investments of security lending collateral. (NOTE 2).
   ***   Aggregate cost for Federal tax purposes. (NOTE 7).
   ~ Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   ~~    Security is currently in default.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SHORT-DURATION BOND FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                    JUNE 30, 2003
                                                                                     (UNAUDITED)
                                                                                   ---------------
ASSETS:
        Investments, at value (cost $298,771,950) (NOTE 2)                         $   316,889,791
        Short-term investments (identified cost: $52,488,716)                           52,487,501
                                                                                   ---------------
            Total Investments (including securities on loan with market
              values of $4,550,994)                                                    369,377,292
        Cash                                                                                 1,161
        Receivables from:
            Investments sold                                                                62,384
            Interest                                                                     3,762,336
                                                                                   ---------------
                 Total assets                                                          373,203,173
                                                                                   ---------------
LIABILITIES:
        Payables for:
            Investments purchased                                                        1,813,879
            Securities on loan (NOTE 2)                                                  4,655,003
            Directors' fees and expenses (NOTE 3)                                            7,002
            Affiliates (NOTE 3):
                 Investment management fees                                                124,207
                 Administration fees                                                        70,073
                 Service fees                                                               17,396
        Accrued expense and other liabilities                                               14,327
                                                                                   ---------------
                 Total liabilities                                                       6,701,887
                                                                                   ---------------
        NET ASSETS                                                                 $   366,501,286
                                                                                   ===============
NET ASSETS CONSIST OF:
        Paid-in capital                                                            $   345,794,077
        Undistributed net investment income                                              6,037,506
        Accumulated net realized loss on investments                                    (3,446,923)
        Net unrealized appreciation on investments                                      18,116,626
                                                                                   ---------------
                                                                                   $   366,501,286
                                                                                   ===============
NET ASSETS:
        Class A                                                                    $    28,889,550
                                                                                   ===============
        Class L                                                                    $   162,135,250
                                                                                   ===============
        Class Y                                                                    $    36,791,907
                                                                                   ===============
        Class S                                                                    $   138,580,305
                                                                                   ===============
        Class N                                                                    $       104,274
                                                                                   ===============
SHARES OUTSTANDING:
        Class A                                                                          2,701,538
                                                                                   ===============
        Class L                                                                         15,164,245
                                                                                   ===============
        Class Y                                                                          3,427,983
                                                                                   ===============
        Class S                                                                         12,843,016
                                                                                   ===============
        Class N                                                                              9,796
                                                                                   ===============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        Class A                                                                    $         10.69
                                                                                   ===============
        Class L                                                                    $         10.69
                                                                                   ===============
        Class Y                                                                    $         10.73
                                                                                   ===============
        Class S                                                                    $         10.79
                                                                                   ===============
        Class N                                                                    $         10.64
                                                                                   ===============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                   SIX MONTHS ENDED
                                                                                    JUNE 30, 2003
                                                                                     (UNAUDITED)
                                                                                   ----------------
INVESTMENT INCOME (NOTE 2):
        Interest (including securities lending income of $276)                     $      7,788,680
                                                                                   ----------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                                 696,111
        Custody fees                                                                         17,045
        Audit and legal fees                                                                 10,839
        Shareholder reporting fees                                                            6,260
        Directors' fees (NOTE 3)                                                              3,717
        Trustee reporting                                                                     2,609
                                                                                   ----------------
                                                                                            736,581
        Administration fees (NOTE 3):
            Class A                                                                          40,358
            Class L                                                                         231,273
            Class Y                                                                          32,201
            Class S                                                                          80,396
            Class N                                                                             186
        Service fees (NOTE 3):
            Class A                                                                          31,858
            Class N                                                                             127
        Distribution fees (NOTE 3):
            Class N                                                                             127
                                                                                   ----------------
                Total expenses                                                            1,153,107
                                                                                   ----------------
                NET INVESTMENT INCOME                                                     6,635,573
                                                                                   ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized loss on investment transactions                                     (1,130,313)
        Net change in unrealized appreciation (depreciation)
          on investments                                                                  6,895,382
                                                                                   ----------------
                NET REALIZED AND UNREALIZED GAIN                                          5,765,069
                                                                                   ----------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $     12,400,642
                                                                                   ================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SIX MONTHS ENDED
                                                                                           JUNE 30, 2003          YEAR ENDED
                                                                                            (UNAUDITED)       DECEMBER 31, 2002
                                                                                         -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income                                                            $       6,635,573    $      13,274,085
        Net realized loss on investment transactions                                            (1,130,313)            (468,213)
        Net change in unrealized appreciation (depreciation) on investments                      6,895,382           10,466,777
                                                                                         -----------------    -----------------
            NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                12,400,642           23,272,649
                                                                                         -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
        From net investment income:
        Class A                                                                                          -             (811,483)
        Class L                                                                                          -           (5,682,472)
        Class Y                                                                                          -           (1,759,799)
        Class S                                                                                          -           (6,085,127)
                                                                                         -----------------    -----------------
            TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                                               -          (14,338,881)
                                                                                         -----------------    -----------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                                                  6,802,124            9,148,032
        Class L                                                                                 17,430,963           58,824,578
        Class Y                                                                                 (7,331,992)          28,253,145
        Class S                                                                                (12,681,462)         (21,362,713)
        Class N                                                                                          -              101,000*
                                                                                         -----------------    -----------------
            INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                              4,219,633           74,964,042
                                                                                         -----------------    -----------------
        TOTAL INCREASE IN NET ASSETS                                                            16,620,275           83,897,810
NET ASSETS:
        Beginning of period                                                                    349,881,011          265,983,201
                                                                                         -----------------    -----------------
        End of period (including undistributed net investment income of
           $6,037,506 and distributions in excess of net investment income of
           $598,067, respectively)                                                       $     366,501,286    $     349,881,011
                                                                                         =================    =================

   *     CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  CLASS A
                                                                                  -------
                                            SIX MONTHS ENDED
                                                 6/30/03      YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                               (UNAUDITED)     12/31/02      12/31/01(a)     12/31/00      12/31/99     12/31/98~
                                            ----------------  ----------     -----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD          $  10.34        $  10.03       $   9.98       $   9.98      $  10.31      $  10.25
                                              --------        --------       --------       --------      --------      --------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                           0.18***         0.40***        0.49***        0.63***       0.50***       0.52***
  Net realized and unrealized gain (loss)
     on investments                               0.17            0.32           0.10          (0.03)        (0.24)         0.05
                                              --------        --------       --------       --------      --------      --------
       Total income from investment
         operations                               0.35            0.72           0.59           0.60          0.26          0.57
                                              --------        --------       --------       --------      --------      --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                         -           (0.41)         (0.54)         (0.60)        (0.58)        (0.50)
  From net realized gains                            -               -              -              -         (0.01)        (0.01)
                                              --------        --------       --------       --------      --------      --------
       Total distributions                           -           (0.41)         (0.54)         (0.60)        (0.59)        (0.51)
                                              --------        --------       --------       --------      --------      --------
NET ASSET VALUE, END OF PERIOD                $  10.69        $  10.34       $  10.03       $   9.98      $   9.98      $  10.31
                                              ========        ========       ========       ========      ========      ========
TOTAL RETURN@                                     3.38%**         7.19%          5.94%          6.04%         2.51%         5.75%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)           $ 28,890        $ 21,199       $ 11,473       $  5,359      $    134      $    129
  Net expenses to average daily net assets        0.99%*          0.99%          0.99%          0.99%         1.05%         1.20%
  Net investment income to average daily
     net assets                                   3.49%*          3.88%          4.67%          6.08%         4.81%         4.95%
  Portfolio turnover rate                           12%**           19%            24%            55%           59%           44%

                                                                           CLASS L
                                                                           -------
                                             SIX MONTHS ENDED
                                                  6/30/03        YEAR ENDED   YEAR ENDED    YEAR ENDED  PERIOD ENDED
                                                (UNAUDITED)       12/31/02    12/31/01(a)    12/31/00     12/31/99+
                                             ----------------    ----------   -----------   ----------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD          $   10.32       $   10.01       $   9.95       $   9.92       $  10.42
                                              ---------       ---------       --------       --------       --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                            0.19***         0.43***        0.51***        0.63***        0.38***
  Net realized and unrealized gain (loss)
     on investments                                0.18            0.32           0.10          (0.00)++       (0.23)
                                              ---------       ---------       --------       --------       --------
       Total income from investment
         operations                                0.37            0.75           0.61           0.63           0.15
                                              ---------       ---------       --------       --------       --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                          -           (0.44)         (0.55)         (0.60)         (0.64)
  From net realized gains                             -               -              -              -          (0.01)
                                              ---------       ---------       --------       --------       --------
       Total distributions                            -           (0.44)         (0.55)         (0.60)         (0.65)
                                              ---------       ---------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD                $   10.69       $   10.32       $  10.01       $   9.95       $   9.92
                                              =========       =========       ========       ========       ========
TOTAL RETURN@                                      3.59%**         7.47%          6.16%          6.37%          1.48%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)           $ 162,135       $ 139,555       $ 77,789       $ 45,694       $  1,524
  Net expenses to average daily net assets         0.74%*          0.74%          0.74%          0.74%          0.75%*
  Net investment income to average daily
     net assets                                    3.74%*         4.13%           4.96%          6.14%          5.39%*
  Portfolio turnover rate                            12%**          19%             24%            55%            59%**

  *     ANNUALIZED.
  **    PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***   PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ~     AMOUNTS HAVE BEEN RESTATED TO REFLECT REVERSE STOCK SPLITS.
  + FOR THE PERIOD FROM MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
  ++    NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS IS LESS THAN $0.01 PER
        SHARE.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (a) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS A DECREASE TO NET INVESTMENT INCOME PER SHARE OF $0.02, AN INCREASE TO NET REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE OF $0.02, AND A DECREASE OF THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.20%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  CLASS Y
                                                                                  -------
                                            SIX MONTHS ENDED
                                                6/30/03       YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED      YEAR ENDED
                                              (UNAUDITED)      12/31/02      12/31/01(a)    12/31/00      12/31/99       12/31/98~
                                            ----------------  ----------     -----------   ----------    ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $  10.37         $  10.05       $   9.99      $   9.96       $  10.31       $  10.24
                                             --------         --------       --------      --------       --------       --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                          0.20***          0.44***        0.53***       0.65***        0.57***        0.57***
  Net realized and unrealized gain (loss)
     on investments                              0.16             0.34           0.10         (0.01)         (0.27)          0.06
                                             --------         --------       --------      --------       --------       --------
       Total income from investment
         operations                              0.36             0.78           0.63          0.64           0.30           0.63
                                             --------         --------       --------      --------       --------       --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                        -            (0.46)         (0.57)        (0.61)         (0.64)         (0.55)
  From net realized gains                           -                -              -             -          (0.01)         (0.01)
                                             --------         --------       --------      --------       --------       --------
       Total distributions                          -            (0.46)         (0.57)        (0.61)         (0.65)         (0.56)
                                             --------         --------       --------      --------       --------       --------
NET ASSET VALUE, END OF PERIOD               $  10.73         $  10.37       $  10.05      $   9.99       $   9.96       $  10.31
                                             ========         ========       ========      ========       ========       ========
TOTAL RETURN@                                    3.47%**          7.73%          6.35%         6.44%          3.04%          6.12%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)          $ 36,792         $ 42,750       $ 14,733      $  6,644       $  1,808       $    269
  Net expenses to average daily net assets       0.59%*           0.59%          0.59%         0.58%          0.61%          0.74%
  Net investment income to average daily
     net assets                                  3.89%*           4.24%          5.08%         6.26%          5.45%          5.40%
  Portfolio turnover rate                          12%**            19%            24%           55%            59%            44%

                                                                                  CLASS S
                                                                                  -------
                                            SIX MONTHS ENDED
                                                6/30/03        YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                                              (UNAUDITED)       12/31/02     12/31/01(a)    12/31/00      12/31/99      12/31/98(1)
                                            ----------------   ----------    -----------   ----------    ----------     -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   10.41        $   10.08     $   10.01     $    9.97     $   10.30      $   10.23
                                              ---------        ---------     ---------     ---------     ---------      ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                            0.21***          0.45***       0.54***       0.63***       0.56***        0.56
  Net realized and unrealized gain (loss)
     on investments                                0.17             0.33          0.10          0.02         (0.24)          0.08
                                              ---------        ---------     ---------     ---------     ---------      ---------
       Total income from investment
         operations                                0.38             0.78          0.64          0.65          0.32           0.64
                                              ---------        ---------     ---------     ---------     ---------      ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                          -            (0.45)        (0.57)        (0.61)        (0.64)         (0.56)
  From net realized gains                             -                -             -             -         (0.01)         (0.01)
                                              ---------        ---------     ---------     ---------     ---------      ---------
       Total distributions                            -            (0.45)        (0.57)        (0.61)        (0.65)         (0.57)
                                              ---------        ---------     ---------     ---------     ---------      ---------
NET ASSET VALUE, END OF PERIOD                $   10.79        $   10.41     $   10.08     $   10.01     $    9.97      $   10.30
                                              =========        =========     =========     =========     =========      =========
TOTAL RETURN@                                      3.65%**          7.75%         6.42%         6.48%         3.10%          6.29%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)           $ 138,580        $ 146,276     $ 161,988     $ 182,669     $ 211,137      $ 283,673
  Net expenses to average daily net assets         0.54%*           0.54%         0.54%         0.54%         0.54%          0.55%
  Net investment income to average daily
     net assets                                    3.93%*           4.38%         5.19%         6.15%         5.34%          5.58%
  Portfolio turnover rate                            12%**            19%           24%           55%           59%            44%

  *     ANNUALIZED.
  **    PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***   PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ~     AMOUNTS HAVE BEEN RESTATED TO REFLECT REVERSE STOCK SPLITS.
  (1)   CLASS S SHARES WERE PREVIOUSLY DESIGNATED AS CLASS 4 SHARES.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (a) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS A DECREASE TO NET INVESTMENT INCOME PER SHARE OF $0.02, AN INCREASE TO NET REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE OF $0.02, AND A DECREASE OF THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.20%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   CLASS N
                                                                                   -------
                                                                SIX MONTHS ENDED
                                                                     6/30/03                PERIOD ENDED
                                                                   (UNAUDITED)               12/31/02~~
                                                               -----------------         -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $           10.30         $           10.31
                                                               -----------------         -----------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                              0.17***                  (0.00)***++
  Net realized and unrealized gain (loss) on investments                    0.17                     (0.01)
                                                               -----------------         -----------------
       Total income (loss) from investment operations                       0.34                     (0.01)
                                                               -----------------         -----------------
NET ASSET VALUE, END OF PERIOD                                 $           10.64         $           10.30
                                                               =================         =================
TOTAL RETURN@                                                               3.30%**(b)                   -^

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                            $             104         $             101
  Net expenses to average daily net assets                                  1.29%*                       -^
  Net investment income to average daily net assets                         3.19%*                       -^
  Portfolio turnover rate                                                     12%**                     19%

  *     ANNUALIZED.
  **    PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***   PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ~~    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  ^     AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  ++    NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL CORE BOND FUND - PORTFOLIO MANAGER REPORT

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES FOR THE MASSMUTUAL CORE BOND
FUND?

The objectives and policies of the Fund are to:
- achieve a high total rate of return consistent with prudent investment risk and the preservation of capital
- invest primarily in a diversified portfolio of investment-grade, fixed income securities
- maintain duration that matches (within 10%) the duration of the Lehman Brothers Aggregate Bond Index
- diversify investments by industry, sector, maturity, issuer class, and quality sectors to reduce risk of capital erosion

HOW DID THE FUND PERFORM DURING THE FIRST HALF OF 2003?

For the six months ending June 30, 2003, the Fund's Class S shares returned 4.69%, outperforming the 3.93% return of the Lehman Brothers Aggregate Bond Index, a proxy for taxable bond performance that primarily includes securities from the Treasury, mortgage-backed, and corporate asset classes.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

Geopolitics was the dominating concern during the first quarter, as an impending war with Iraq loomed and, ultimately began, in early March. At the same time, low consumer confidence and spending levels, higher unemployment figures and government deficit issues all contributed to the further weakening of the economy and the ongoing malaise in the markets. During the quarter, Corporate America also began to take advantage of low interest rates to refinance debt and put balance sheets in order.

In a dramatic turnaround, the second quarter of 2003 witnessed both the U.S. equity and bond markets posting strong, positive returns. As the fighting in Iraq drew to a swift close in April, a wave of optimism boosted the markets. The Federal Reserve continued to stimulate the economy by cutting short-term rates by an additional 25 basis points in June, the 13th rate cut since January 2001. It is clear that the economy, in general, is improving, albeit at a slower rate than many anticipated or hoped.

Over the quarter, we saw a continuation of the strong corporate bond performance that has been in play since October 2002. Corporates, again, outperformed Treasuries and corporate spreads tightened towards more conventional levels. Treasuries and Agencies posted strong performance in May, but then declined slightly in June as valuations may have become extended.

As has been the case for the last two quarters, the Fund's overweight position in corporate bonds continued to be the primary factor driving our outperformance. In another repeat from the first quarter of 2003, lower-rated bonds continued to post strong returns and our higher-than-benchmark exposure to triple-B rated bonds continued to serve the Fund well.

HOW DID YOU RESPOND TO THESE EVENTS?

During the first quarter, mortgages experienced some volatility, as investors' flight to quality generated some relative cheapness versus Treasuries. We used this opportunity to increase our previous underweight position in mortgages during March, as they reached an attractive entry point on this short-term weakness. At the same time, we took the opportunity to reduce our exposure to cash and Treasuries.

During the second quarter, we maintained a significant overweight in corporates (42.7%) as compared to the benchmark exposure (27.4%). We took this position in anticipation of an improving economy. We also lightened up some of our corporate bond exposures, where we saw spreads tighten and we feel the upside potential is limited. With the proceeds from the sale of these bonds, we have increased our Treasury exposure, where we continue to maintain an underweight position.

WHAT IS YOUR OUTLOOK?

With the yield curve remaining steep, we have been structuring the portfolio in a barbell style. Assuming an improving economy, we expect this strategy to provide us with a yield advantage. We will continue to remain overweight in corporates, as this sector should benefit in an ongoing recovery, and our in-depth analysis identifies the abundant opportunities in this sector. Although we currently have an overweight exposure to mortgages, we may look to trim some positions in the third quarter.

While it is yet to be established whether the recent economic turnaround can be sustained, we are optimistic for a recovery--albeit a somewhat muted one.

[CHART]

                       DURATION DIVERSIFICATION (6/30/03)
                            MASSMUTUAL CORE BOND FUND
                          AVERAGE DURATION = 3.85 YEARS

LESS THAN 1 YEAR                                               31.20%
1-3 YEARS                                                      27.90%
3-5 YEARS                                                      13.90%
5-10 YEARS                                                     15.50%
10-20 YEARS                                                    11.50%

[CHART]

                           QUALITY STRUCTURE (6/30/03)
                            MASSMUTUAL CORE BOND FUND

U.S. GOVERNMENTS CASH EQUIVALENTS Aaa/AAA                      58.10%
Aa/AA                                                           4.40%
A/A                                                            14.60%
Baa/BBB                                                        21.60%
Ba/BB                                                           0.60%
B/B                                                             0.30%
Caa                                                             0.40%

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Core Bond Fund Class S and the Lehman Brothers Aggregate Bond Index

MASSMUTUAL CORE BOND FUND
TOTAL RETURN

                                                                                       FIVE YEAR        SINCE INCEPTION
                                                YEAR TO DATE       ONE YEAR          AVERAGE ANNUAL      AVERAGE ANNUAL
                                              1/1/03 - 6/30/03   7/1/02 - 6/30/03   7/1/98 - 6/30/03   10/3/94 - 6/30/03
Class S                                            4.69%            10.95%              6.80%             7.94%
------------------------------------------------------------------------------------------------------------------------
Lehman
Brothers
Aggregate
Bond Index                                         3.93%            10.40%              7.55%             8.37%

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

[CHART]

            CLASS S    LEHMAN BROTHERS AGGREGATE
10/3/1994   $ 10,000            $ 10,000
  Jun-95    $ 11,212            $ 11,186
  Jun-96    $ 11,695            $ 11,748
  Jun-97    $ 12,626            $ 12,705
  Jun-98    $ 14,035            $ 14,044
  Jun-99    $ 14,282            $ 14,486
  Jun-00    $ 14,887            $ 15,148
  Jun-01    $ 16,401            $ 16,849
  Jun-02    $ 17,580            $ 18,303
  Jun-03    $ 19,505            $ 20,206

Hypothetical Investments in MassMutual Core Bond Fund Class A, Class Y and the Lehman Brothers Aggregate Bond Index

MASSMUTUAL CORE BOND FUND
TOTAL RETURN

                                                                                        FIVE YEAR      SINCE INCEPTION
                                                YEAR TO DATE         ONE YEAR        AVERAGE ANNUAL     AVERAGE ANNUAL
                                              1/1/03 - 6/30/03   7/1/02 - 6/30/03   7/1/98 - 6/30/03   1/1/98 - 6/30/03
Class A                                            4.47%              10.55%              6.34%             6.48%
Class Y                                            4.71%              10.96%              6.73%             6.89%
---------------------------------------------------------------------------------------------------------------------
Lehman
Brothers
Aggregate
Bond Index                                         3.93%              10.40%              7.55%             7.59%

[CHART]

             CLASS A    CLASS Y    LEHMAN BROTHERS AGGREGATE
1/1/1998    $ 10,000   $ 10,000          $ 10,000
  Jun-98    $ 10,380   $ 10,410          $ 10,393
  Jun-99    $ 10,512   $ 10,575          $ 10,720
  Jun-00    $ 10,918   $ 11,020          $ 11,209
  Jun-01    $ 11,968   $ 12,132          $ 12,468
  Jun-02    $ 12,770   $ 12,995          $ 13,544
  Jun-03    $ 14,117   $ 14,419          $ 14,953

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Core Bond Fund Class L and the Lehman Brothers Aggregate Bond Index

MASSMUTUAL CORE BOND FUND
TOTAL RETURN

                                                                                    SINCE INCEPTION
                                                YEAR TO DATE        ONE YEAR         AVERAGE ANNUAL
                                              1/1/03 - 6/30/03   7/1/02 - 6/30/03   5/3/99 - 6/30/03
Class L                                            4.63%             10.85%              7.16%
----------------------------------------------------------------------------------------------------
Lehman Brothers
Aggregate Bond
Index                                              3.93%             10.40%              8.00%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

             CLASS L    LEHMAN BROTHERS AGGREGATE
5/3/1999    $ 10,000          $ 10,000
  Jun-99    $  9,845          $  9,881
  Jun-00    $ 10,238          $ 10,332
  Jun-01    $ 11,255          $ 11,493
  Jun-02    $ 12,032          $ 12,484
  Jun-03    $ 13,337          $ 13,782

Hypothetical Investments in MassMutual Core Bond Fund Class N, Class N (CDSC fees deducted) and the Lehman Brothers Aggregate Bond Index

MASSMUTUAL CORE BOND FUND
TOTAL RETURN

                                     YEAR TO DATE         SINCE INCEPTION
                                   1/1/03 - 6/30/03     12/31/02 - 6/30/03
Class N                                 4.30%                   4.21%
Class N (CDSC fees deducted)            3.30%                   3.21%
--------------------------------------------------------------------------
Lehman Brothers
Aggregate Bond
Index                                   3.93%                   3.84%

[CHART]

               CLASS N   CLASS N (CDSC FEES DEDUCTED)  LEHMAN BROTHERS AGGREGATE
12/31/2002    $ 10,000         $ 10,000                       $ 10,000
    Mar-03    $ 10,143         $ 10,043                       $ 10,139
    Jun-03    $ 10,421         $ 10,321                       $ 10,393

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL CORE BOND FUND - PORTFOLIO OF INVESTMENTS

JUNE 30, 2003 (UNAUDITED)

                                                        NUMBER OF         MARKET
                                                         SHARES            VALUE
                                                     --------------   --------------
EQUITIES -- 0.2%

AUTOMOTIVE & PARTS
General Motors Corp.
  Series B
  Convertible Preferred                                     125,000   $    2,800,000
                                                                      --------------
TOTAL EQUITIES
(COST $3,125,000)                                                          2,800,000
                                                                      ==============

                                                         PRINCIPAL
                                                          AMOUNT
                                                        -----------
BONDS & NOTES -- 87.9%
ASSET BACKED SECURITIES -- 3.2%
America West
  Airlines, Inc.
  Series 1996-1, Class A
  6.850% 07/02/2009                                  $    3,708,550        3,210,677
Capital Auto Receivables
  Asset Trust
  Series 2003-1,
  Class A2A
  2.270% 01/17/2006                                       6,600,000        6,683,530
Community Program
  Loan Trust
  Series 1987-A,
  Class A4
  4.500% 10/01/2018                                       1,660,258        1,702,846
Conseco Finance
  Securitizations Corp.
  Series 2001-1,
  Class A4
  6.210% 07/01/2032                                       3,780,000        3,873,195
Conseco Finance
  Securitizations Corp.
  Series 2001-C,
  Class AI4
  6.190% 03/15/2030                                       4,000,000        4,209,892
Delta Funding Home
  Equity Loan Trust
  Series 1999-2,
  Class A5F
  7.070% 11/15/2027                                       1,345,769        1,377,731
Ford Credit Auto Owner
  Trust Series 2001-B,
  Class A5
  5.360% 06/15/2005                                       7,759,000        7,989,349
Ford Credit Auto Owner
  Trust Series 2003-A,
  Class A3A
  2.200% 07/17/2006                                       7,150,000        7,234,906
Metlife Capital
  Equipment Loan Trust
  Series 1997-A,
  Class A
  6.850% 05/20/2008                                  $      533,834   $      547,514
MMCA Automobile Trust
  Series 2002-1,
  Class A3
  4.150% 05/15/2006                                       5,555,170        5,600,306
National City Auto
  Receivables Trust
  Series 2002-A,
  Class A3
  4.040% 07/15/2006                                       4,500,000        4,584,375
National City Auto
  Receivables Trust
  Series 2002-A,
  Class A4
  4.830% 08/15/2009                                       3,309,000        3,515,812
New Century Home
  Equity Loan Trust
  Series 1997-NC5,
  Class A6
  6.700% 10/25/2028                                       2,803,947        2,892,008
Oakwood Mortgage
  Investors, Inc.
  Series 2001-C,
  Class A2
  5.920% 09/15/2017                                         869,736          800,157
Option One Mortgage
  Securities Corp. Trust
  Series 2002-2A,
  Class CFTS~
  8.830% 06/26/2032                                         385,361          385,241
Railcar Trust
  Series 1992-1,
  Class A
  7.750% 06/01/2004                                         250,495          258,675
Travelers Funding
  Limited Series 1A,
  Class A1~
  6.300% 02/18/2014                                       2,953,520        2,953,520
Vanderbilt Mortgage
  and Finance, Inc.
  Series 2002-C,
  Class A2
  4.230% 02/07/2015                                       6,250,000        6,445,312
                                                                      --------------
TOTAL ASSET BACKED SECURITIES
(COST $63,868,971)                                                        64,265,046
                                                                      ==============
CORPORATE DEBT -- 42.4%
Albertson's, Inc.
  7.750% 06/15/2026                                  $    3,000,000   $    3,519,933
Alcan
  Aluminum Limited
  6.250% 11/01/2008                                       2,500,000        2,882,260
Alliance Pipeline LP~
  6.996% 12/31/2019                                       2,323,525        2,723,705
Amerada Hess Corp.
  7.125% 03/15/2033                                       3,900,000        4,438,929
American General
  Finance Corp.
  5.875% 07/14/2006                                       2,800,000        3,089,584
Anheuser-Busch
  Companies, Inc.*
  6.800% 01/15/2031                                       5,000,000        6,063,120
AOL Time Warner, Inc.
  7.700% 05/01/2032                                       2,455,000        2,866,046
Aramark Services, Inc.
  6.750% 08/01/2004                                       1,600,000        1,678,795
Aramark Services, Inc.
  7.000% 07/15/2006                                         625,000          694,018
Aramark Services, Inc.
  8.150% 05/01/2005                                       1,895,000        2,076,067
Archer-Daniels-
  Midland Co.*
  7.000% 02/01/2031                                       5,030,000        6,077,890
Arrow Electronics, Inc.*
  8.700% 10/01/2005                                       2,155,000        2,350,898
Arrow Electronics, Inc.
  9.150% 10/01/2010                                         555,000          640,871
AT&T Broadband Corp.
  8.375% 03/15/2013                                         163,000          204,769
AT&T Corp.
  6.000% 03/15/2009                                          16,000           17,120
AT&T Corp.
  8.500% 11/15/2031                                       1,290,000        1,462,717
AT&T Wireless
  Services, Inc.
  7.500% 05/01/2007                                       1,970,000        2,270,854
Avery-Dennison Corp.
  6.000% 01/15/2033                                       2,145,000        2,284,335
Avnet, Inc.
  8.000% 11/15/2006                                          95,000          101,175
Bank of America Corp.
  5.250% 02/01/2007                                       2,155,000        2,367,884
Bank of America Corp.
  7.400% 01/15/2011                                       6,075,000        7,463,818
Bank One Corp.
  6.000% 08/01/2008                                       3,000,000        3,415,206

    The accompanying notes are an integral part of the financial statements.

                                                        PRINCIPAL         MARKET
                                                         AMOUNT           VALUE
                                                     --------------   --------------
Barrick Gold Corp.
  7.500% 05/01/2007                                  $    4,000,000   $    4,682,664
Bear Stearns
  Companies, Inc.*
  3.000% 03/30/2006                                       5,595,000        5,739,636
Bemis Co., Inc.
  6.500% 08/15/2008                                       2,485,000        2,855,881
BHP Finance
  (USA) Limited
  6.420% 03/01/2026                                       3,500,000        3,910,504
Boeing Capital Corp.
  5.800% 01/15/2013                                         785,000          848,382
Boeing Capital Corp.
  7.100% 09/27/2005                                       2,000,000        2,206,026
Bombardier
  Capital, Inc.~
  7.500% 08/15/2004                                       3,360,000        3,469,200
Boston Scientific Corp.*
  6.625% 03/15/2005                                       6,300,000        6,780,526
Brascan Corp.
  7.375% 03/01/2033                                       4,125,000        4,528,466
Brascan Corp.
  8.125% 12/15/2008                                       2,540,000        3,011,142
BRE Properties, Inc.
  7.450% 01/15/2011                                       2,500,000        2,961,480
British Telecom PLC
  7.875% 12/15/2005                                       3,000,000        3,416,520
British Telecom PLC
  8.875% 12/15/2030                                       6,150,000        8,392,081
Capital One Bank
  4.875% 05/15/2008                                       2,040,000        2,081,836
Capital One Bank
  Series BKNT
  8.250% 06/15/2005                                       2,500,000        2,707,843
Capitol Records, Inc.~
  8.375% 08/15/2009                                       5,500,000        5,523,369
Cargill, Inc.~
  4.375% 06/01/2013                                       7,000,000        6,980,029
Carlisle Companies, Inc.
  6.700% 05/15/2008                                       4,500,000        4,713,777
CarrAmerica Realty Corp.
  6.625% 03/01/2005                                       2,135,000        2,280,297
Cendant Corp.
  6.875% 08/15/2006                                       1,000,000        1,118,547
Cendant Corp.
  7.375% 01/15/2013                                       5,460,000        6,429,166
CenturyTel, Inc. Series E
  6.150% 01/15/2005                                       2,000,000        2,125,780
Champion
  International Corp.
  6.400% 02/15/2026                                       2,500,000        2,734,720
Chevron Phillips
  Chemical Co. LLC
  5.375% 06/15/2007                                       2,250,000        2,426,974
Cinergy Corp.
  6.250% 09/01/2004                                       3,820,000        4,010,901
Cingular Wireless
  5.625% 12/15/2006                                  $      800,000   $      876,896
CIT Group, Inc.
  4.125% 02/21/2006                                       1,545,000        1,599,104
CIT Group, Inc.
  6.875% 11/01/2009                                       5,000,000        5,671,685
CIT Group, Inc.
  7.375% 04/02/2007                                       2,660,000        3,037,108
Citigroup, Inc.
  4.875% 05/07/2015                                       3,700,000        3,805,272
Clear Channel
  Communications, Inc.
  6.875% 06/15/2018                                       1,000,000        1,157,799
CNF, Inc.
  8.875% 05/01/2010                                       2,500,000        2,764,980
The Coca-Cola Co.
  4.000% 06/01/2005                                      11,075,000       11,590,165
Colonial Pipeline Co.~
  7.630% 04/15/2032                                       2,240,000        2,925,380
Comcast Cable
  Communications, Inc.
  6.375% 01/30/2006                                       2,860,000        3,120,952
Comcast Cable
  Communications, Inc.
  8.375% 05/01/2007                                       2,500,000        2,950,072
Comcast Corp.
  5.850% 01/15/2010                                       1,545,000        1,699,960
Comcast Corp.
  6.500% 01/15/2015                                       1,660,000        1,866,894
Cominco Limited
  6.875% 02/15/2006                                       3,000,000        3,241,530
Commercial Credit Co.*
  7.750% 03/01/2005                                       3,000,000        3,301,776
ConAgra Foods, Inc.
  7.000% 10/01/2028                                       3,000,000        3,518,262
Conoco, Inc.
  6.350% 04/15/2009                                         610,000          712,989
Conoco, Inc.*
  6.950% 04/15/2029                                       4,015,000        4,830,667
Consolidated Natural
  Gas Co. Series C
  6.250% 11/01/2011                                       2,695,000        3,094,588
Continental Airlines,
  Inc. Series 1996-2B
  8.560% 07/02/2014                                       1,256,754          762,196
Cooper
  Industries Limited
  5.250% 07/01/2007                                       5,000,000        5,416,600
Countrywide Home
  Loans, Inc.
  3.500% 12/19/2005                                       5,000,000        5,160,660
Countrywide Home
  Loans, Inc.
  5.500% 08/01/2006                                       2,000,000        2,185,920
Countrywide Home
  Loans, Inc.
  5.500% 02/01/2007                                  $    3,385,000   $    3,705,939
Cox
  Communications, Inc.
  7.750% 08/15/2006                                       3,000,000        3,461,358
Cox
  Communications, Inc.*
  7.750% 11/01/2010                                       4,673,000        5,716,037
Cox Enterprises, Inc.~
  4.375% 05/01/2008                                       4,450,000        4,627,328
CSX Corp.
  7.250% 05/01/2027                                       4,000,000        4,761,412
DaimlerChrysler NA
  Holding Corp.
  4.050% 06/04/2008                                       5,660,000        5,605,177
DaimlerChrysler NA
  Holding Corp.
  6.900% 09/01/2004                                       5,800,000        6,079,444
DaimlerChrysler NA
  Holding Corp.
  7.300% 01/15/2012                                       1,250,000        1,409,739
Dana Corp.
  6.250% 03/01/2004                                       2,500,000        2,506,250
Diageo Capital PLC
  3.500% 11/19/2007                                       2,000,000        2,058,324
Dominion
  Resources, Inc.
  2.800% 02/15/2005                                       2,570,000        2,603,911
Dominion
  Resources, Inc.
  5.700% 09/17/2012                                       3,105,000        3,407,613
Dominion
  Resources, Inc.
  7.820% 09/15/2004                                       3,200,000        3,430,093
Donnelley (R.R.) &
  Sons Co.
  6.625% 04/15/2029                                       3,750,000        4,070,704
Dover Corp.
  6.250% 06/01/2008                                       2,000,000        2,303,582
DPL, Inc.
  8.250% 03/01/2007                                       3,120,000        3,538,174
Duke Energy Field
  Services Corp.*
  7.875% 08/16/2010                                       5,000,000        6,017,880
Electronic Data
  Systems Corp.~
  6.000% 08/01/2013                                       3,520,000        3,431,648
Electronic Data
  Systems Corp.
  7.125% 10/15/2009                                       3,200,000        3,440,000
Emerald Investment
  Grade CBO Limited~
  1.967% 05/24/2011                                       2,984,352        2,797,830

    The accompanying notes are an integral part of the financial statements.

                                                        PRINCIPAL        MARKET
                                                         AMOUNT           VALUE
                                                     --------------   --------------
Enbridge Energy
  Partners LP~
  4.750% 06/01/2013                                  $    2,400,000   $    2,403,665
Enterprise Products
  Operating LP
  7.500% 02/01/2011                                       4,995,000        5,987,217
Equifax, Inc.
  4.950% 11/01/2007                                       2,090,000        2,212,902
ERAC USA Finance Co.~
  6.750% 05/15/2007                                       4,500,000        5,039,136
ERAC USA Finance Co.~
  6.625% 05/15/2006                                       1,800,000        1,985,310
FBG Finance Limited~
  7.875% 06/01/2016                                       3,000,000        3,903,708
Federated Department
  Stores, Inc.
  7.450% 07/15/2017                                       1,500,000        1,839,978
FedEx Corp.
  6.875% 02/15/2006                                       4,545,000        5,034,565
First Industrial LP
  7.000% 12/01/2006                                       2,250,000        2,528,242
FirstEnergy Corp. Series A
  5.500% 11/15/2006                                       1,340,000        1,436,465
Florida Gas
  Transmission Co.~
  8.630% 11/01/2004                                       2,000,000        2,128,108
Ford Motor Co.
  6.375% 02/01/2029                                       4,320,000        3,492,919
Ford Motor Co.
  7.450% 07/16/2031                                       5,684,000        5,206,913
Ford Motor Credit Co.*
  5.750% 02/23/2004                                      11,650,000       11,893,182
Ford Motor Credit Co.*
  7.375% 10/28/2009                                       5,000,000        5,241,560
Forte CDO (Cayman)
  Limited Series A3-A~
  7.011% 04/12/2013                                       1,500,000        1,402,500
France Telecom SA
  10.000% 03/01/2031                                     11,850,000        2,559,910
Franklin Resources, Inc.
  3.700% 04/15/2008                                       2,300,000        2,353,645
General American
  Transportation Corp.
  6.750% 03/01/2006                                       3,000,000        2,977,908
General American
  Transportation Corp.
  8.625% 12/01/2004                                       1,500,000        1,520,742
General Electric
  Capital Corp.*
  5.450% 01/15/2013                                       7,000,000        7,581,994
General Electric
  Capital Corp.
  5.875% 02/15/2012                                       3,040,000        3,400,568
General Electric Co.
  5.000% 02/01/2013                                       5,375,000        5,677,381
General Mills, Inc.
  8.900% 06/15/2006                                  $    2,250,000   $    2,659,383
General Motors
  Acceptance Corp.*
  6.125% 09/15/2006                                       9,780,000       10,296,413
General Motors
  Acceptance Corp.*
  6.875% 09/15/2011                                       5,000,000        5,016,685
General Motors Corp.
  8.375% 07/15/2033                                       8,500,000        8,348,615
Goldman Sachs
  Group, Inc.
  4.125% 01/15/2008                                       3,715,000        3,903,915
Goodrich (B.F.) Co.
  7.500% 04/15/2008                                       4,300,000        4,845,257
The Goodyear Tire &
  Rubber Co.
  8.500% 03/15/2007                                       2,735,000        2,311,075
Hearst-Argyle
  Television, Inc.
  7.000% 11/15/2007                                       2,000,000        2,236,388
Hershey Foods Corp.*
  7.200% 08/15/2027                                       5,300,000        6,560,870\
Hilton Hotels Corp.
  7.000% 07/15/2004                                       1,500,000        1,522,500
Household Finance Corp.
  6.375% 10/15/2011                                       3,500,000        3,979,720
Household Finance Corp.
  6.375% 11/27/2012                                       2,140,000        2,437,730
HSBC Holdings PLC
  5.250% 12/12/2012                                       3,040,000        3,242,215
Humana, Inc.*
  7.250% 08/01/2006                                       5,000,000        5,551,555
IBM Canada Credit
  Services Corp.~
  3.750% 11/30/2007                                       1,500,000        1,533,059
ICI Wilmington, Inc.
  7.050% 09/15/2007                                       2,000,000        2,252,464
Idex Corp.
  6.875% 02/15/2008                                       4,425,000        4,749,782
Imcera Group, Inc.*
  6.000% 10/15/2003                                       1,000,000        1,001,250
International Flavors &
  Fragrances, Inc.
  6.450% 05/15/2006                                       3,500,000        3,907,586
International
  Game Technology
  8.375% 05/15/2009                                       3,135,000        3,846,037
Interpool, Inc.
  7.350% 08/01/2007                                       2,000,000        1,975,000
Jefferies Group, Inc.
  7.500% 08/15/2007                                       2,475,000        2,766,290
Jefferies Group, Inc.
  7.750% 03/15/2012                                       2,200,000        2,568,212
Jones Apparel
  Group, Inc.
  7.875% 06/15/2006                                  $    3,000,000   $    3,436,596
Kern River
  Funding Corp.~
  4.893% 04/30/2018                                       5,125,000        5,273,113
KeySpan Corp.*
  6.150% 06/01/2006                                       5,000,000        5,558,340
KeySpan Gas East Corp.
  Series MTNA
  6.900% 01/15/2008                                         649,000          748,821
Kimco Realty Corp.
  Series MTNB
  7.860% 11/01/2007                                       3,757,000        4,464,496
Kinder Morgan Energy
  Partners LP
  5.350% 08/15/2007                                       4,440,000        4,839,289
Kreditanstalt
  fuer Wiederaufbau
  3.375% 01/23/2008                                       5,435,000        5,611,094
The Kroger Co.
  7.000% 05/01/2018                                       1,800,000        2,095,141
Lafarge Corp.
  6.375% 07/15/2005                                       2,000,000        2,150,444
Lehman Brothers
  Holdings, Inc.
  5.875% 11/15/2017                                       4,000,000        4,517,920
Leucadia National Corp.
  7.750% 08/15/2013                                       2,500,000        2,678,125
Liberty Media Corp.*
  8.250% 02/01/2030                                       5,300,000        6,117,408
Lockheed Martin Corp.
  8.500% 12/01/2029                                       4,360,000        5,926,086
Marriott International,
  Inc. Series E
  7.000% 01/15/2008                                       4,950,000        5,658,231
Marsh & McLennan
  Companies, Inc.
  6.250% 03/15/2012                                       2,170,000        2,473,550
Marsh & McLennan
  Companies, Inc.
  7.125% 06/15/2009                                       2,000,000        2,399,152
Masco Corp.
  6.750% 03/15/2006                                       5,000,000        5,569,645
MBNA America
  Bank NA~
  7.750% 09/15/2005                                       5,000,000        5,573,505
Meritor Automotive, Inc.
  6.800% 02/15/2009                                       4,000,000        4,175,000
Merrill Lynch & Co., Inc.
  Series MTNB
  2.470% 03/10/2006                                       7,025,000        7,090,325
MidAmerican Energy
  Holdings Co.~
  3.500% 05/15/2008                                       7,100,000        7,138,191

    The accompanying notes are an integral part of the financial statements.

                                                         PRINCIPAL        MARKET
                                                          AMOUNT           VALUE
                                                     --------------   --------------
Miller (Herman), Inc.
  7.125% 03/15/2011                                  $    3,000,000   $    3,211,581
Millipore Corp.
  7.500% 04/01/2007                                       3,750,000        3,975,000
Mobil Corp.*
  8.625% 08/15/2021                                       4,500,000        6,266,826
Mohawk Industries,
  Inc. Series D
  7.200% 04/15/2012                                       2,175,000        2,548,719
Morgan Stanley Dean
  Witter & Co.*
  5.625% 01/20/2004                                       5,500,000        5,579,062
Motorola, Inc.
  6.500% 11/15/2028                                       2,650,000        2,689,750
Motorola, Inc.
  6.750% 02/01/2006                                       3,000,000        3,270,000
National Rural
  Utilities Cooperative
  Finance Corp.
  8.000% 03/01/2032                                       5,510,000        7,106,109
Newell Rubbermaid, Inc.
  4.000% 05/01/2010                                       2,000,000        2,037,930
News America
  Holdings, Inc.
  9.250% 02/01/2013                                       3,000,000        4,006,083
News America, Inc.
  6.750% 01/09/2038                                       2,000,000        2,221,916
Norfolk Southern Corp.*
  7.050% 05/01/2037                                       5,000,000        5,823,655
Nortel Networks Limited
  6.125% 02/15/2006                                       1,040,000        1,008,800
North Finance
  (Bermuda) Limited~
  7.000% 09/15/2005                                       2,000,000        2,178,186
Northern Natural
  Gas Co.~
  7.000% 06/01/2011                                       1,000,000        1,192,474
Nucor Corp.
  4.875% 10/01/2012                                       2,000,000        2,074,466
Nucor Corp.~
  6.000% 01/01/2009                                         775,000          860,968
Oak Hill Securities
  Fund II~
  8.920% 10/15/2006                                       2,800,000        3,042,080
Park Place
  Entertainment Corp.~
  7.000% 04/15/2013                                       2,000,000        2,140,000
Park Place
  Entertainment Corp.
  7.500% 09/01/2009                                       2,175,000        2,381,625
Park Place
  Entertainment Corp.
  8.500% 11/15/2006                                         550,000          607,750
Precision Castparts Corp.
  8.750% 03/15/2005                                       4,951,000        5,308,358
ProLogis Trust
  7.000% 10/01/2003                                  $    1,025,000   $    1,040,209
Qwest Capital
  Funding, Inc.
  7.750% 02/15/2031                                       3,840,000        2,995,200
Qwest Corp.~
  8.875% 03/15/2012                                       2,455,000        2,743,463
Raytheon Co.
  6.300% 03/15/2005                                       2,000,000        2,136,068
Raytheon Co.
  6.500% 07/15/2005                                       3,000,000        3,261,207
Raytheon Co.
  6.750% 08/15/2007                                       2,500,000        2,829,857
Reliant Energy Resources
  Corp. Series B
  8.125% 07/15/2005                                       4,750,000        5,145,077
Republic Services, Inc.
  7.125% 05/15/2009                                       3,750,000        4,425,067
Rock-Teen Co.
  8.200% 08/15/2011                                       2,500,000        3,041,220
Ryder System, Inc.
  6.600% 11/15/2005                                       3,800,000        4,126,245
Scholastic Corp.
  7.000% 12/15/2003                                       3,000,000        3,074,094
Sealed Air Corp.~
  5.625% 07/15/2013                                       1,900,000        1,916,606
Simon Property Group LP
  6.875% 11/15/2006                                       1,500,000        1,692,113
Simon Property Group LP
  7.375% 01/20/2006                                       3,850,000        4,324,459
Solutia, Inc.
  6.720% 10/15/2037                                       1,570,000        1,256,000
Sony Capital Corp.~
  4.950% 11/01/2006                                       3,305,000        3,577,107
Southern Natural Gas Co.
  7.350% 02/15/2031                                       2,250,000        2,289,375
Sprint Capital Corp.
  6.900% 05/01/2019                                       2,000,000        2,094,896
Sprint Capital Corp.
  7.125% 01/30/2006                                       1,000,000        1,094,427
Sprint Capital Corp.
  8.375% 03/15/2012                                       2,655,000        3,178,877
SunTrust Banks, Inc.
  5.545% 12/01/2017                                       2,500,000        2,741,910
SuperValu, Inc.*
  7.875% 08/01/2009                                       7,000,000        8,161,265
Telefonica Europe BV
  7.350% 09/15/2005                                       3,900,000        4,354,256
Temple-Inland, Inc.
  Series MTND*
  8.125% 12/15/2006                                       5,320,000        5,958,453
Tenet Healthcare Corp.
  6.375% 12/01/2011                                       1,950,000        1,833,000
Tenet Healthcare Corp.
  6.500% 06/01/2012                                       2,440,000        2,263,100
Textron Financial Corp.
  Series MTNE
  5.950% 03/15/2004                                  $    4,985,000   $    5,120,816
Thomas & Betts Corp.*
  8.250% 01/15/2004                                       2,500,000        2,575,000
The Thomson Corp.
  6.200% 01/05/2012                                       2,650,000        3,033,940
TIAA Global Markets~
  3.875% 01/22/2008                                       5,820,000        6,108,957
Time Warner
  Companies, Inc.*
  7.570% 02/01/2024                                       1,500,000        1,697,790
Time Warner
  Companies, Inc.
  7.750% 06/15/2005                                       2,800,000        3,073,000
Times Mirror Co.
  7.450% 10/15/2009                                       3,600,000        4,426,700
Toro Co.
  7.800% 06/15/2027                                       4,070,000        4,475,677
Trains 5-2002~
  5.936% 01/25/2007                                       4,580,000        5,017,976
Trains 10-2002~
  6.961% 01/15/2012                                       4,380,000        5,078,636
Tyco International
  Group SA
  6.375% 02/15/2006                                       4,220,000        4,399,350
Tyco International
  Group SA
  6.375% 10/15/2011                                       3,065,000        3,233,575
Tyson Foods, Inc.
  8.250% 10/01/2011                                         940,000        1,112,980
Union Tank Car Co.
  6.790% 05/01/2010                                       4,800,000        5,544,859
United Air Lines, Inc.
  Series 91B~~
  10.110% 02/19/2006                                        561,918           56,192
UPM-Kymmene
  OYJ Corp.~
  7.450% 11/26/2027                                       5,000,000        5,874,140
US Airways, Inc.
  Class B** ~~
  7.500% 04/15/2008                                       1,304,522           26,090
Verizon Global
  Funding Corp.
  4.000% 01/15/2008                                         165,000          172,264
Verizon Global
  Funding Corp.
  7.375% 09/01/2012                                       3,490,000        4,256,770
Verizon Global
  Funding Corp.
  7.750% 12/01/2030                                       3,435,000        4,350,349
Verizon Global Funding
  Corp. Series MTNA*
  7.600% 03/15/2007                                       5,000,000        5,842,355

    The accompanying notes are an integral part of the financial statements.

                                                         PRINCIPAL        MARKET
                                                          AMOUNT           VALUE
                                                     --------------   --------------
Verizon Virginia, Inc.
  Series A
  4.625% 03/15/2013                                  $    6,500,000   $    6,676,118
VF Corp.
  8.100% 10/01/2005                                       1,750,000        1,966,722
Vodafone Group PLC
  5.375% 01/30/2015                                       4,115,000        4,394,779
Vulcan Materials Co.
  6.000% 04/01/2009                                       4,000,000        4,520,776
Wells Fargo & Co.
  5.125% 02/15/2007                                       5,305,000        5,803,543
Westvaco Corp.
  7.650% 03/15/2027                                       2,780,000        3,334,026
Westvaco Corp.
  8.400% 06/01/2007                                         970,000        1,138,889
Weyerhaeuser Co.
  5.500% 03/15/2005                                       4,835,000        5,115,053
Weyerhaeuser Co.
  5.950% 11/01/2008                                       4,000,000        4,475,360
Williams Gas Pipelines
  Central, Inc.~
  7.375% 11/15/2006                                       2,750,000        2,956,250
WorldCom, Inc.** ~~
  6.500% 05/15/2004                                       1,500,000          442,500
WorldCom, Inc.** ~ ~~
  7.375% 01/15/2006                                       5,000,000        1,475,000
WorldCom, Inc.** ~~
  7.500% 05/15/2011                                         220,000           64,900
WorldCom, Inc.** ~~
  8.000% 05/15/2006                                         200,000           59,000
WorldCom, Inc.** ~~
  8.250% 05/15/2031                                       2,240,000          660,800
WPP Finance (USA) Corp.
  6.625% 07/15/2005                                       3,275,000        3,458,105
York International Corp.
  6.625% 08/15/2006                                       2,400,000        2,592,154
                                                                      --------------

TOTAL CORPORATE DEBT
(COST $789,561,804)                                                      849,400,910
                                                                      ==============
MUNICIPAL OBLIGATIONS -- 0.5%

GENERAL OBLIGATIONS
Illinois State
  Taxable Pension
  5.100% 06/01/2033                                       9,950,000        9,784,532
                                                                      --------------
TOTAL MUNICIPAL
OBLIGATIONS
(COST $9,950,000)                                                          9,784,532
                                                                      ==============

NON-U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 2.8%

COLLATERALIZED MORTGAGE OBLIGATIONS
Asset Securitization Corp.
  Series 1995-MD4,
  Class A1*
  7.100% 08/13/2029                                  $    3,576,940   $    3,895,922
Bank of America Large
  Loan Series 2001-FMA,
  Class A2~
  6.490% 12/13/2016                                       1,900,000        2,152,506
CS First Boston Mortgage
  Securities Corp.
  Series 1998-C2,
  Class A1
  5.960% 11/11/2030                                       1,899,118        2,048,032
CS First Boston Mortgage
  Securities Corp.
  Series 2002-H1N,
  Class A~
  8.000% 08/27/2032                                       1,181,670        1,158,036
GMAC Mortgage Corp.
  Loan Trust
  Series 2001-J5,
  Class A7
  6.750% 11/25/2031                                       3,150,000        3,211,655
GSR Mortgage Loan
  Trust Series 2002-8F,
  Class 3AA1
  6.500% 09/25/2032                                       2,989,085        3,047,579
Master Asset
  Securitization Trust
  Series 2002-6,
  Class 6A1
  6.500% 10/25/2032                                       6,595,172        6,765,205
Merrill Lynch Mortgage
  Investors, Inc.
  Series 1998-C1,
  Class A1
  6.310% 11/15/2026                                       2,053,795        2,137,149
Morgan Stanley Dean
  Witter Capital I
  Series 2001-280,
  Class A1~
  6.148% 02/03/2011                                       3,328,649        3,684,303
Residential Accredit
  Loans, Inc.
  Series 1996-QS5,
  Class M2
  8.000% 09/25/2026                                       2,492,789        2,492,789
Residential Accredit
  Loans, Inc.
  Series 2000-QS8,
  Class A4
  8.000% 07/25/2030                                       4,511,083        4,559,176
Residential Funding
  Mortgage Securities I
  Series 1998-S9,
  Class 1A1
  6.500% 04/25/2013                                  $      295,360   $      295,294
Salomon Brothers
  Mortgage Securities
  Series 1997-TZH,
  Class B~
  7.491% 03/25/2022                                       3,000,000        3,285,907
Salomon Brothers
  Mortgage Securities
  Series 2001-MMA,
  Class A1~
  5.323% 02/18/2034                                       6,497,193        6,860,432
Starwood Commercial
  Mortgage Trust
  Series 1999-C1A,
  Class B~
  6.920% 02/03/2014                                       3,000,000        3,331,781
Structured Asset
  Securities Corp.
  Series 1998-ALS2,
  Class 1A
  6.750% 03/25/2029                                       2,261,197        2,316,488
Vendee Mortgage Trust
  Series 1992-1,
  Class 2Z
  7.750% 05/15/2022                                       4,410,204        5,048,410
                                                                      --------------
TOTAL NON-U.S. GOVERNMENT
AGENCY OBLIGATIONS
(COST $54,629,401)                                                        56,290,664
                                                                      ==============
SOVEREIGN DEBT OBLIGATIONS -- 0.6%
Chile Government
  International Bond
  5.500% 01/15/2013                                       2,910,000        3,078,780
Government of
  Quebec Series PJ
  6.125% 01/22/2011                                       5,000,000        5,817,525
United Mexican States
  8.300% 08/15/2031                                       2,500,000        2,878,750
                                                                      --------------
TOTAL SOVEREIGN DEBT
OBLIGATIONS
(COST $10,474,859)                                                        11,775,055
                                                                      ==============
U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 31.5%

FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) -- 8.8%
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.4%
FHLMC
  Series 1337, Class D
  6.000% 08/15/2007                                         369,119          382,833

    The accompanying notes are an integral part of the financial statements.

                                                         PRINCIPAL        MARKET
                                                          AMOUNT           VALUE
                                                     --------------   --------------
FHLMC
  Series 1460, Class H
  7.000% 05/15/2007                                  $      116,772   $      117,012
FHLMC
  Series 2178, Class PB
  7.000% 08/15/2029                                       5,600,000        6,063,030
FHLMC
  Series B, Class 3
  12.500% 09/30/2013                                         28,071           27,834
FHLMC
  Series W067, Class A
  6.420% 12/01/2005                                         727,859          799,849
                                                                      --------------

TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                       7,390,558
                                                                      ==============
PASS-THROUGH SECURITIES -- 8.4%
FHLMC
  6.000% 06/01/2016-
         06/01/2033                                     106,952,750      111,073,310
FHLMC
  6.500% 05/01/2016-
         08/01/2032                                      30,900,201       32,320,449
FHLMC
  7.000% 07/01/2029-
         10/01/2031                                      12,848,231       13,499,176
FHLMC
  7.500% 06/01/2015-
         01/01/2031                                       5,491,499        5,858,863
FHLMC
  8.000% 03/01/2015-
         08/01/2015                                       4,736,454        5,061,717
FHLMC
  8.250% 05/01/2017                                         403,080          439,850
FHLMC
  8.500% 11/01/2025                                         590,524          653,692
FHLMC
  9.000% 03/01/2017                                          51,182           56,257
                                                                      --------------

TOTAL PASS-THROUGH SECURITIES                                            168,963,314
                                                                      ==============

TOTAL FEDERAL HOME LOAN MORTGAGE
CORPORATION (FHLMC)                                                      176,353,872
                                                                      ==============
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(FNMA) -- 13.1%
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.2%
FNMA Series 1989-20,
  Class A
  6.750% 04/25/2018                                       3,232,334        3,441,438
                                                                      --------------
PASS-THROUGH SECURITIES -- 12.9%
FNMA
  5.500% 04/01/2016-
         03/01/2032                                      96,402,007      100,406,144

FNMA
  6.000% 10/01/2028-
         02/01/2029                                  $    4,967,158   $    5,174,576
FNMA
  6.420% 11/01/2008                                       6,013,028        6,865,528
FNMA
  6.500% 05/01/2017-
         11/01/2032                                     125,876,533      131,621,119
FNMA
  7.000% 07/01/2032                                       2,207,830        2,330,468
FNMA
  7.500% 06/01/2031-
         10/01/2031                                       2,854,114        3,040,858
FNMA
  8.000% 05/01/2013-
         09/01/2031                                       7,357,672        7,945,512
FNMA
  8.500% 08/01/2026                                         818,778          904,235
                                                                      --------------

TOTAL PASS-THROUGH SECURITIES                                            258,288,440
                                                                      ==============

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (FNMA)                                                       261,729,878
                                                                      ==============
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) -- 9.5%
PASS-THROUGH SECURITIES
GNMA
  6.000% 08/15/2028-
         03/15/2033                                      92,983,932       97,709,476
GNMA
  6.500% 09/15/2023-
         09/15/2032                                      57,073,168       60,177,759
GNMA
  7.000% 08/15/2023-
         07/15/2032                                      19,784,833       20,984,194
GNMA
  7.250% 07/20/2021-
         07/20/2022                                       5,216,422        5,585,884
GNMA
  7.500% 01/15/2017-
         06/15/2017                                       1,498,657        1,604,521
GNMA
  8.000% 02/15/2004-
         11/15/2030                                       3,923,902        4,211,593
GNMA
  9.000% 12/15/2004-
         10/15/2009                                          24,854           26,480
                                                                      --------------

TOTAL PASS-THROUGH SECURITIES                                            190,299,907
                                                                      ==============

OTHER AGENCIES -- 0.1%
PASS-THROUGH SECURITIES
New Valley Generation IV
  4.687% 01/15/2022                                  $    2,675,000   $    2,777,693
                                                                      --------------
TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS
(COST $622,559,603)                                                      631,161,350
                                                                      ==============
U.S. TREASURY OBLIGATIONS -- 6.9%

U.S. TREASURY BONDS -- 6.8%
U.S. Treasury Bond
  3.000% 11/15/2007                                       5,510,000        5,683,048
U.S. Treasury Bond
  4.375% 08/15/2012                                       7,640,000        8,191,513
U.S. Treasury Bond
  6.125% 11/15/2027                                      16,000,000       19,480,000
U.S. Treasury Bond
  6.125% 08/15/2029                                      32,460,000       39,656,992
U.S. Treasury Bond*
  7.125% 02/15/2023                                       4,350,000        5,831,719
U.S. Treasury Bond*
  7.500% 11/15/2016                                      17,690,000       24,027,994
U.S. Treasury Bond*
  8.875% 08/15/2017                                      21,800,000       32,989,530
                                                                      --------------

TOTAL U.S. TREASURY BONDS                                                135,860,796
                                                                      ==============
U.S. TREASURY NOTES -- 0.1%
U.S. Treasury Note
  5.500% 05/15/2009                                       1,640,000        1,889,075
                                                                      --------------
TOTAL U.S. TREASURY
OBLIGATIONS
(COST $126,405,057)                                                      137,749,871
                                                                      --------------

TOTAL BONDS & NOTES
(COST $1,677,449,695)                                                  1,760,427,428
                                                                      ==============

TOTAL LONG TERM INVESTMENTS
(COST $1,680,574,695)                                                  1,763,227,428
                                                                      ==============
SHORT-TERM INVESTMENTS -- 14.3%

CASH EQUIVALENTS -- 3.4%***
Bank of Montreal
  Eurodollar Time Deposit
  1.080% 07/02/2003                                       1,438,041        1,438,041
Bank of Montreal
  Eurodollar Time Deposit
  1.150% 07/09/2003                                       1,127,744        1,127,744
Bayerische Hypo-und
  Vereinsbank Bank Note
  1.530% 09/09/2003                                       7,190,203        7,190,203
Canadian Imperial
  Bank of Commerce
  Bank Note
  1.500% 05/18/2004                                       7,190,203        7,190,203

                                                         PRINCIPAL        MARKET
                                                          AMOUNT           VALUE
                                                     --------------  --------------
Den Danske Bank
  Eurodollar Time Deposit
  1.040% 07/28/2003                                  $    1,438,041  $    1,438,041
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                       4,360,029        4,360,029
Goldman Sachs
  Group, Inc. Medium
  Term Note
  1.130% 09/17/2003                                         719,020          719,020
Keybank
  Eurodollar Time Deposit
  1.250% 07/01/2003                                       5,608,359        5,608,359
Merrill Lynch & Co.
  Medium Term Note
  1.615% 11/26/2003                                       1,078,531        1,078,531
Merrill Lynch Premier
  Institutional Money
  Market Fund                                             3,124,676        3,124,676
Merrimac Money
  Market Fund                                            11,755,983       11,755,983
Metropolitan Life
  Insurance Co.
  Funding Agreement
  1.350% 11/03/2003                                       3,595,102        3,595,102
Morgan Stanley Dean
  Witter & Co.
  1.455% 01/29/2004                                       2,876,081        2,876,081
National Bank
  of Commerce
  1.073% 11/19/2003                                       1,797,551        1,797,551
Royal Bank of Canada
  Eurodollar Time Deposit
  1.031% 07/07/2003                                       6,471,183        6,471,183
Royal Bank of Canada
  Eurodollar Time Deposit
  1.300% 07/01/2003                                       4,314,122        4,314,122
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.050% 07/28/2003                                       3,595,102        3,595,102
                                                                     ---------------
                                                                          67,679,971
                                                                     ---------------
COMMERCIAL PAPER -- 9.9%
Boston Scientific Corp.
  1.130% 08/19/2003                                       4,665,000        4,657,825
Boston Scientific Corp.
  1.330% 07/25/2003                                       4,270,000        4,266,214
Burlington Northern
  Santa Fe Corp.
  1.310% 07/02/2003                                      10,000,000        9,999,636
Campbell Soup Co.
  1.060% 07/24/2003                                       6,000,000        5,995,937
Carolina Power &
  Light Co.
  1.320% 08/26/2003                                       6,265,000        6,252,136
CIT Group, Inc.
  1.250% 07/28/2003                                  $    9,675,000  $     9,665,930
CIT Group, Inc.
  1.250% 07/30/2003                                       6,785,000        6,778,168
Coca-Cola
  Enterprises, Inc.*
  1.210% 07/14/2003                                       5,780,000        5,777,474
DaimlerChrysler NA
  Holding Corp.
  1.210% 08/15/2003                                       3,995,000        3,988,958
DaimlerChrysler NA
  Holding Corp.
  1.450% 08/11/2003                                       8,470,000        8,456,013
DaimlerChrysler NA
  Holding Corp.
  1.480% 07/08/2003                                         225,000          224,935
Elsevier Finance SA
  1.100% 07/03/2003                                       7,130,000        7,129,564
General Electric
  Capital Corp.
  1.200% 08/21/2003                                       8,000,000        7,986,400
General Mills, Inc.
  1.130% 08/08/2003                                       5,395,000        5,388,565
General Mills, Inc.
  1.320% 07/21/2003                                       5,150,000        5,146,223
Johnson & Johnson
  1.200% 07/15/2003                                       7,085,000        7,081,694
Kellogg Co.
  1.320% 07/29/2003                                      10,000,000        9,989,733
KeySpan Corp.
  1.290% 07/18/2003                                      10,000,000        9,993,908
KeySpan Corp.
  1.290% 08/14/2003                                       8,400,000        8,386,756
KeySpan Corp.
  1.300% 07/07/2003                                       5,200,000        5,198,873
Kinder Morgan, Inc.
  1.200% 07/22/2003                                       4,200,000        4,197,060
Marsh & McLennan
  Companies, Inc.
  1.220% 07/01/2003                                       7,000,000        7,000,000
McCormick & Co., Inc.
  1.000% 11/26/2003                                       8,900,000        8,852,113
McCormick & Co., Inc.
  1.320% 08/18/2003                                       5,000,000        4,991,200
The McGraw-Hill
  Companies, Inc.
  1.180% 08/12/2003                                       8,510,000        8,498,285
MeadWestvaco Corp.
  1.170% 07/16/2003                                       8,000,000        7,996,100
Newell Rubbermaid, Inc.
  1.100% 09/18/2003                                       8,000,000        7,976,889
Pearson Holdings, Inc.
  1.150% 07/17/2003                                       6,000,000        5,996,933
Pearson Holdings, Inc.
  1.370% 07/08/2003                                       3,275,000        3,274,127
Wisconsin Electric
  Power Co.
  1.000% 07/10/2003                                  $    8,000,000  $     7,998,000
                                                                     ---------------
                                                                         199,145,649
                                                                     ---------------
DISCOUNT NOTES -- 0.9%
Federal Home Loan Bank
  1.135% 08/20/2003                                       6,165,000        6,155,282
Federal Home Loan Bank
  1.140% 07/09/2003                                       4,855,000        4,853,770
Federal Home Loan Bank
  1.140% 08/01/2003                                         530,000          529,480
Federal Home Loan Bank
  1.160% 07/16/2003                                         905,000          904,562
Federal Home Loan Bank
  1.175% 07/23/2003                                       4,875,000        4,871,499
                                                                     ---------------
                                                                          17,314,593
                                                                     ---------------
U.S. TREASURY BILLS -- 0.1%
U.S. Treasury Bill
  1.090% 07/10/2003                                       2,250,000        2,249,386
                                                                     ---------------
TOTAL SHORT-TERM
INVESTMENTS
(COST $286,404,697)                                                      286,389,599
                                                                     ===============
TOTAL INVESTMENTS -- 102.4%
(COST $1,966,979,392)****                                              2,049,617,027

OTHER ASSETS/
(LIABILITIES) -- (2.4%)                                                  (47,436,851)
                                                                     ===============
NET ASSETS -- 100.0%                                                 $ 2,002,180,176
                                                                     ===============

   NOTES TO PORTFOLIO OF INVESTMENTS
* All or a portion of this security is segregated to cover forward purchase commitments. (NOTE 2).
**    Non-income producing security.
***   Represents investments of security lending collateral. (NOTE 2).
****  Aggregate cost for Federal tax purposes. (NOTE 7).
~ Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
~~    Security is currently in default.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL CORE BOND FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                                   JUNE 30, 2003
                                                                                                    (UNAUDITED)
                                                                                                  ---------------
ASSETS:
        Investments, at value (cost $1,680,574,695) (NOTE 2)                                      $ 1,763,227,428
        Short-term investments, at value (cost $286,404,697) (NOTE 2)                                 286,389,599
                                                                                                  ---------------

            Total Investments (including securities on loan with market values of $66,032,901)      2,049,617,027
        Cash                                                                                               12,233
        Receivables from:
            Investments sold                                                                           24,311,545
            Interest and dividends                                                                     20,535,374
            Settlement of investments purchased on a commitment basis (NOTE 2)                            211,911
                                                                                                  ---------------
                 Total assets                                                                       2,094,688,090
                                                                                                  ---------------
LIABILITIES:
        Payables for:
            Investments purchased                                                                      23,553,610
            Securities on loan (NOTE 2)                                                                67,679,971
            Directors' fees and expenses (NOTE 3)                                                          28,700
            Affiliates (NOTE 3):
                 Investment management fees                                                               820,423
                 Administration fees                                                                      261,819
                 Service fees                                                                             125,958
        Accrued expense and other liabilities                                                              37,433
                                                                                                  ---------------
                 Total liabilities                                                                     92,507,914
                                                                                                  ---------------
        NET ASSETS                                                                                $ 2,002,180,176
                                                                                                  ===============
NET ASSETS CONSIST OF:
        Paid-in capital                                                                           $ 1,857,679,753
        Undistributed net investment income                                                            35,048,460
        Accumulated net realized gain on investments and forward commitments                           26,602,417
        Net unrealized appreciation on investments and forward commitments                             82,849,546
                                                                                                  ---------------
                                                                                                  $ 2,002,180,176
                                                                                                  ===============
NET ASSETS:
        Class A                                                                                   $   206,907,667
                                                                                                  ===============
        Class L                                                                                   $   356,710,345
                                                                                                  ===============
        Class Y                                                                                   $   160,601,460
                                                                                                  ===============
        Class S                                                                                   $ 1,277,854,845
                                                                                                  ===============
        Class N                                                                                   $       105,859
                                                                                                  ===============
SHARES OUTSTANDING:
        Class A                                                                                        17,715,499
                                                                                                  ===============
        Class L                                                                                        30,386,907
                                                                                                  ===============
        Class Y                                                                                        13,635,183
                                                                                                  ===============
        Class S                                                                                       108,083,087
                                                                                                  ===============
        Class N                                                                                             9,101
                                                                                                  ===============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        Class A                                                                                   $         11.68
                                                                                                  ===============
        Class L                                                                                   $         11.74
                                                                                                  ===============
        Class Y                                                                                   $         11.78
                                                                                                  ===============
        Class S                                                                                   $         11.82
                                                                                                  ===============
        Class N                                                                                   $         11.63
                                                                                                  ===============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                                 SIX MONTHS ENDED
                                                                                                   JUNE 30, 2003
                                                                                                    (UNAUDITED)
                                                                                                 ----------------
INVESTMENT INCOME (NOTE 2):
        Dividends                                                                                 $        82,031
        Interest (including securities lending income of $69,591)                                      43,207,484
                                                                                                  ---------------
                Total investment income                                                                43,289,515
                                                                                                  ---------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                                             4,665,785
        Custody fees                                                                                      101,158
        Shareholder reporting fees                                                                         34,752
        Directors' fees (NOTE 3)                                                                           20,270
        Audit and legal fees                                                                               17,654
        Trustee reporting                                                                                   2,609
                                                                                                  ---------------
                                                                                                        4,842,228
        Administration fees (NOTE 3):
            Class A                                                                                       276,421
            Class L                                                                                       485,907
            Class Y                                                                                       118,428
            Class S                                                                                       586,493
            Class N                                                                                           175
        Service fees (NOTE 3):
            Class A                                                                                       235,693
            Class N                                                                                           128
        Distribution fees (NOTE 3):
            Class N                                                                                           128
                                                                                                  ---------------
                Total expenses                                                                          6,545,601
                                                                                                  ---------------
                NET INVESTMENT INCOME                                                                  36,743,914
                                                                                                  ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized gain on investment transactions and forward commitments                           27,361,678
        Net change in unrealized appreciation (depreciation) on investments and forward
          commitments                                                                                  26,015,155
                                                                                                  ---------------
                NET REALIZED AND UNREALIZED GAIN                                                       53,376,833
                                                                                                  ---------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $    90,120,747
                                                                                                  ===============

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SIX MONTHS ENDED
                                                                                           JUNE 30, 2003          YEAR ENDED
                                                                                            (UNAUDITED)       DECEMBER 31, 2002
                                                                                         -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income                                                            $      36,743,914    $      69,607,395
        Net realized gain on investment transactions and forward commitments                    27,361,678            8,602,681
        Net change in unrealized appreciation (depreciation) on investments
           and forward commitments                                                              26,015,155           47,655,900
                                                                                         -----------------    -----------------
            NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                90,120,747          125,865,976
                                                                                         -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
        From net investment income:
        Class A                                                                                          -           (5,928,124)
        Class L                                                                                          -          (11,402,171)
        Class Y                                                                                          -           (6,944,459)
        Class S                                                                                          -          (50,695,976)
                                                                                         -----------------    -----------------
            TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                                               -          (74,970,730)
                                                                                         -----------------    -----------------
        From net realized gains:
        Class A                                                                                          -             (346,562)
        Class L                                                                                          -             (644,172)
        Class Y                                                                                          -             (379,696)
        Class S                                                                                          -           (2,750,659)
                                                                                         -----------------    -----------------
            TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                                                  -           (4,121,089)
                                                                                         -----------------    -----------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                                                 41,623,847           92,670,603
        Class L                                                                                 51,737,675          106,633,057
        Class Y                                                                                (19,939,523)          61,253,835
        Class S                                                                                (33,255,947)         332,349,191
        Class N                                                                                        589              101,000*
                                                                                         -----------------    -----------------
            INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                             40,166,641          593,007,686
                                                                                         -----------------    -----------------
        TOTAL INCREASE IN NET ASSETS                                                           130,287,388          639,781,843
NET ASSETS:
        Beginning of period                                                                  1,871,892,788        1,232,110,945
                                                                                         -----------------    -----------------
        End of period (including undistributed net investment income of
           $35,048,460 and distributions in excess of net investment income of
           $1,695,454, respectively)                                                     $   2,002,180,176    $   1,871,892,788
                                                                                         =================    =================

  *    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  CLASS A
                                                                                  -------
                                          SIX MONTHS ENDED
                                               6/30/03      YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                                             (UNAUDITED)     12/31/02     12/31/01(a)     12/31/00      12/31/99       12/31/98~
                                          ----------------  ----------    -----------    ----------    ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD       $    11.18      $   10.76       $  10.65       $  10.12       $  11.06       $  10.85
                                           ----------      ---------       --------       --------       --------       --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                          0.19***        0.48***        0.56***        0.65***        0.62***        0.59***
  Net realized and unrealized gain (loss)
     on investments                              0.31           0.42           0.21           0.42          (0.89)          0.25
                                           ----------      ---------       --------       --------       --------       --------
       Total income (loss) from investment
          operations                             0.50           0.90           0.77           1.07          (0.27)          0.84
                                           ----------      ---------       --------       --------       --------       --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                        -          (0.45)         (0.57)         (0.54)         (0.66)         (0.52)
  From net realized gains                           -          (0.03)         (0.09)             -          (0.01)         (0.11)
                                           ----------      ---------       --------       --------       --------       --------
       Total distributions                          -          (0.48)         (0.66)         (0.54)         (0.67)         (0.63)
                                           ----------      ---------       --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD             $    11.68      $   11.18       $  10.76       $  10.65       $  10.12       $  11.06
                                           ==========      =========       ========       ========       ========       ========
TOTAL RETURN@                                    4.47%**        8.28%          7.32%         10.62%         (2.43)%         7.75%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)        $  206,908      $ 156,727       $ 61,179       $ 13,435       $    576       $    141
  Net expenses to average daily net
    assets                                       1.04%*         1.04%          1.05%          1.04%          1.07%          1.20%
  Net investment income to average daily
  net assets                                     3.41%*         4.34%          5.03%          6.02%          5.70%          5.26%
  Portfolio turnover rate                          61%**         187%            68%            39%            61%            51%

                                                                                  CLASS L
                                                                                  -------
                                           SIX MONTHS ENDED
                                               6/30/03       YEAR ENDED      YEAR ENDED        YEAR ENDED       YEAR ENDED
                                             (UNAUDITED)      12/31/02       12/31/01(a)        12/31/00         12/31/99+
                                           ----------------  ----------      -----------       ----------        ---------
NET ASSET VALUE, BEGINNING OF PERIOD       $    11.22        $   10.79        $   10.66         $  10.11         $  10.97
                                           ----------        ---------        ---------         --------         --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                          0.21***          0.52***          0.60***          0.66***          0.44***
  Net realized and unrealized gain (loss)
     on investments                              0.31             0.40             0.21             0.44            (0.61)
                                           ----------        ---------        ---------         --------         --------
       Total income (loss) from investment
          operations                             0.52             0.92             0.81             1.10            (0.17)
                                           ----------        ---------        ---------         --------         --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                        -            (0.46)           (0.59)           (0.55)           (0.68)
  From net realized gains                           -            (0.03)           (0.09)               -            (0.01)
                                           ----------        ---------        ---------         --------         --------
       Total distributions                          -            (0.49)           (0.68)           (0.55)           (0.69)
                                           ----------        ---------        ---------         --------         --------
NET ASSET VALUE, END OF PERIOD             $    11.74        $   11.22        $   10.79         $  10.66         $  10.11
                                           ==========        =========        =========         ========         ========
TOTAL RETURN@                                    4.63%**          8.49%            7.62%           10.85%           (1.52)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)        $  356,710        $ 289,553        $ 174,896         $ 66,686         $  2,361
  Net expenses to average daily net assets       0.79%*           0.79%            0.80%            0.79%            0.80%*
  Net investment income to average daily
    net assets                                   3.66%*           4.62%            5.32%            6.21%            6.11%*
  Portfolio turnover rate                          61%**           187%              68%              39%              61%**

  *     ANNUALIZED.
  **    PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***   PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ~     AMOUNTS HAVE BEEN RESTATED TO REFLECT REVERSE STOCK SPLITS.
  + FOR THE PERIOD FROM MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (a) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUMS AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS A DECREASE TO NET INVESTMENT INCOME OF $0.01 PER SHARE, AN INCREASE TO NET REALIZED AND UNREALIZED GAINS AND LOSSES OF $0.01 PER SHARE AND A DECREASE OF THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.09%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

    The accompanying notes are an integral part of the financial statements.

                                                                                  CLASS Y
                                                                                  -------
                                           SIX MONTHS ENDED
                                               6/30/03       YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                             (UNAUDITED)      12/31/02     12/31/01(a)     12/31/00       12/31/99      12/31/98~
                                           ----------------  ----------    ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD        $    11.25       $   10.82      $   10.68       $  10.12       $  11.06      $  10.86
                                           ----------------  ----------    ----------     ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                           0.22***         0.54***        0.62***        0.68***        0.68***       0.65***
  Net realized and unrealized gain (loss)
      on investments                              0.31            0.40           0.21           0.43          (0.92)         0.25
                                           ----------------  ----------    ----------     ----------     ----------     ----------
       Total income (loss) from investment
          operations                              0.53            0.94           0.83           1.11          (0.24)         0.90
                                           ----------------  ----------    ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                         -           (0.48)         (0.60)         (0.55)         (0.69)        (0.59)
  From net realized gains                            -           (0.03)         (0.09)             -          (0.01)        (0.11)
                                           ----------------  ----------    ----------     ----------     ----------     ----------
       Total distributions                           -           (0.51)         (0.69)         (0.55)         (0.70)        (0.70)
                                           ----------------  ----------    ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD              $    11.78       $   11.25      $   10.82       $  10.68       $  10.12      $  11.06
                                           ================  ==========    ==========     ==========     ==========     ==========
TOTAL RETURN@                                     4.71%**         8.61%          7.84%         11.01%         (2.16)%        8.25%
RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)         $  160,601       $ 172,997      $ 108,395       $ 49,579       $ 19,471      $    400
  Net expenses to average daily net assets        0.64%*          0.64%          0.65%          0.64%          0.65%         0.74%
  Net investment income to average daily
     net assets                                   3.83%*          4.79%          5.49%          6.37%          6.29%         5.73%
  Portfolio turnover rate                           61%**          187%            68%            39%            61%           51%

                                                                                  CLASS S
                                                                                  -------
                                      SIX MONTHS ENDED
                                           6/30/03        YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                        (UNAUDITED)        12/31/02    12/31/01(a)     12/31/00     12/31/99    12/31/98(1)
                                      ----------------   ------------  -----------    ----------   ----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD    $      11.29     $      10.85    $   10.70    $   10.14    $   11.06    $  10.81
                                        ------------     ------------    ---------    ---------    ---------    ---------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                         0.22***          0.54***      0.63***      0.68***      0.66***      0.67***
  Net realized and unrealized gain
    (loss) on investments                       0.31             0.41         0.21         0.43        (0.89)        0.24
                                        ------------     ------------    ---------    ---------    ---------    ---------
       Total income (loss) from
         investment  operations                 0.53             0.95         0.84         1.11        (0.23)        0.91
                                        ------------     ------------    ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                       -            (0.48)       (0.60)       (0.55)       (0.68)        0.56)
  From net realized gains                          -            (0.03)       (0.09)           -        (0.01)       (0.10)
                                        ------------     ------------    ---------    ---------    ---------    ---------
       Total distributions                         -            (0.51)       (0.69)       (0.55)       (0.69)       (0.66)
                                        ------------     ------------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD          $      11.82      $     11.29    $   10.85    $   10.70    $   10.14    $   11.06
                                        ============     ============    =========    =========    =========    =========
TOTAL RETURN@                                   4.69%**          8.71%        7.92%       10.99%       (2.08)%       8.44%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)     $  1,277,855     $  1,252,515    $ 887,641    $ 758,554    $ 594,002    $ 709,459
  Net expenses to average daily net
    assets                                      0.59%*           0.59%        0.60%        0.59%        0.57%        0.55%
  Net investment income to average
      daily net assets                          3.86%*           4.83%        5.61%        6.38%        6.07%        5.92%

    Portfolio turnover rate                       61%**           187%          68%          39%          61%          51%

  *     ANNUALIZED.
  **    PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***   PER SHARE AMOUNT CALCULATED ON THE AVERAGE  SHARES METHOD.
  ~     AMOUNTS HAVE BEEN RESTATED TO REFLECT REVERSE STOCK SPLITS.
  (1)   CLASS S SHARES WERE PREVIOUSLY DESIGNATED AS CLASS 4 SHARES.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (a) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUMS AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS A DECREASE TO NET INVESTMENT INCOME OF $0.01 PER SHARE, AN INCREASE TO NET REALIZED AND UNREALIZED GAINS AND LOSSES OF $0.01 PER SHARE AND A DECREASE OF THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.09%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

    The accompanying notes are an integral part of the financial statements.


                                                                                                         CLASS N
                                                                                                         -------
                                                                                         SIX MONTHS ENDED
                                                                                              6/30/03             PERIOD ENDED
                                                                                            (UNAUDITED)             12/31/02+
                                                                                         ----------------        -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                     $         11.15         $       11.16
                                                                                         ---------------         -------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                                      0.18***              (0.00)***++
  Net realized and unrealized gain (loss) on investments                                            0.30                 (0.01)
                                                                                         ---------------         -------------
       Total income (loss) from investment operations                                               0.48                 (0.01)
                                                                                         ---------------         -------------
NET ASSET VALUE, END OF PERIOD                                                           $         11.63         $       11.15
                                                                                         ===============         =============
TOTAL RETURN@                                                                                       4.30%**(b)               -^

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                                      $           106         $         101
  Net expenses to average daily net assets                                                          1.34%*                   -^
  Net investment income to average daily net assets                                                 3.11%*                   -^
  Portfolio turnover rate                                                                             61%**                187%

  *     ANNUALIZED.
  **    PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***   PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +     CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  ++    NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
  ^     AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL DIVERSIFIED BOND FUND - PORTFOLIO MANAGER REPORT


WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES FOR THE MASSMUTUAL DIVERSIFIED BOND FUND?

The objectives and policies of the Fund are to:
- achieve a superior total rate of return by investing in fixed-income instruments
- invest in a diversified portfolio of fixed-income securities across the credit quality spectrum, including investment-grade and high-yield issues
- maintain duration within 10% of the duration of the Lehman Brothers Aggregate Bond Index, with an average credit quality of at least BBB-
- diversify investments by industry, sector, maturity, issuer class, and quality sectors to reduce risk of capital erosion

HOW DID THE FUND PERFORM DURING THE FIRST HALF OF 2003?

For the six months ending June 30, 2003, the Fund's Class S shares returned 5.94%, well ahead of the 3.93% return of the Lehman Brothers Aggregate Bond Index, a proxy for taxable bond performance that primarily includes securities from the Treasury, mortgage-backed, and corporate asset classes.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

Geopolitics was the dominating concern during the first quarter, as an impending war with Iraq loomed and, ultimately began, in early March. At the same time, low consumer confidence and spending levels, higher unemployment figures and government deficit issues all contributed to the further weakening of the economy and the ongoing malaise in the markets. Against this backdrop, Treasuries rallied through the end of February and the beginning of March, and then substantially lost ground after the outbreak of war. By the end of the quarter, they had made no gains from December levels, despite the rally.

As the economy's problems persisted, Corporate America began to take advantage of low interest rates to refinance debt and put balance sheets in order. This trend has helped corporate bonds outperform Treasuries since October 2002--and has improved investor sentiment toward corporates. Mortgages joined corporates in outperforming Treasuries during the quarter, but to a lesser extent than corporates.

During the first quarter, corporate bonds, which were overweighted in the portfolio, performed strongly. In addition, our overweight exposure to the lower-rated BBB corporates provided positive returns. High-yield securities, those rated below BBB, also performed well, and we increased our exposure to this asset class. Mortgages, on the other hand, had a more volatile quarter, as investors' flight to quality generated some relative cheapness versus Treasuries. We used this opportunity to increase our previous underweight position in mortgages, as they reached an attractive entry point on this short-term weakness.

In a dramatic turnaround, the second quarter of 2003 witnessed both the U.S. equity and bond markets posting strong returns. As the fighting in Iraq drew to a swift close in April, a wave of optimism boosted the markets. The Federal Reserve continued to stimulate the economy by cutting short-term rates by an additional 25 basis points in June, the 13th rate cut since January 2001. Over the quarter, we saw a continuation of the strong corporate bond performance that has been in play since October 2002. Corporates, again, outperformed Treasuries and corporate spreads tightened towards more conventional levels.

As has been the case for the previous two quarters, the Fund's overweight position in corporate bonds continued to be the primary factor driving our outperformance. Since the quarter's end, we have been reducing some of our corporate bond exposure where we have seen spreads tighten and where we feel upside potential is limited.

In another repeat from the first quarter of 2003, lower-rated bonds continued to post strong performance and our junk bond exposure also served us well, as that sector of the market posted very strong returns. It is unlikely we will increase this exposure much more, as we seek to maintain a minimum BBB rating for the overall portfolio.

Mortgage-backed securities also posted positive returns for the second quarter. We took this opportunity to increase our exposure to higher-coupon mortgages, which had become undervalued by the end of the second quarter.

WHAT IS YOUR OUTLOOK?

With the yield curve remaining steep, we have been structuring the portfolio in a barbell style. Given an improving economy, this strategy should provide us with a yield advantage. We will continue to remain overweight in corporates, as this sector should benefit as a recovery continues.

While it is yet to be established whether the recent economic turnaround can be sustained, we are optimistic for a recovery--albeit a somewhat muted one.

[CHART]

                       DURATION DIVERSIFICATION (6/30/03)
                             MASSMUTUAL DIVERSIFIED
                                    BOND FUND
                           AVERAGE DURATION=3.82 YEARS

< 1 YEAR                       26.60%
1-3 YEARS                      26.30%
3-5 YEARS                      18.30%
5-10 YEARS                     19.00%
10-20 YEARS                     9.80%

[CHART]

                           QUALITY STRUCTURE (6/30/03)
                             MASSMUTUAL DIVERSIFIED
                                   BOND FUND

U.S. Governments Cash Equivalents Aaa/AAA                  47.30%
Aa/AA                                                       1.90%
A/A                                                        11.10%
Baa/BBB                                                    19.90%
Ba/BB                                                       6.70%
B/B                                                         9.70%
Caa                                                         2.50%
NR                                                          0.90%

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Diversified Bond Fund Class S, Class A, Class Y, Class L and the Lehman Brothers Aggregate Bond Index

MASSMUTUAL DIVERSIFIED BOND FUND
TOTAL RETURN

                                                       SINCE INCEPTION
                 YEAR TO DATE         ONE YEAR          AVERAGE ANNUAL
              1/1/03 - 6/30/03    7/1/02 - 6/30/03     5/3/99 - 6/30/03
Class S           5.94%                 12.20%              6.81%
Class A           5.78%                 11.70%              6.35%
Class Y           5.95%                 12.20%              6.74%
Class L           5.88%                 12.01%              6.58%
-----------------------------------------------------------------------
Lehman Brothers
Aggregate
Bond Index       3.93%             10.40%                 8.00%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                                                                          LEHMAN BROTHERS
             CLASS S      CLASS A      CLASS Y      CLASS L               AGGREGATE
 5/3/1999    $  10,000    $  10,000    $  10,000    $  10,000              $  10,000
6/30/1999    $   9,890    $   9,880    $   9,890    $   9,890              $   9,881
6/30/2000    $  10,226    $  10,175    $  10,214    $  10,202              $  10,332
6/30/2001    $  11,073    $  10,967    $  11,044    $  11,014              $  11,493
6/30/2002    $  11,725    $  11,568    $  11,690    $  11,638              $  12,484
6/30/2003    $  13,155    $  12,921    $  13,116    $  13,036              $  13,782

Hypothetical Investments in MassMutual Diversified Bond Fund Class N, Class N (CDSC fees deducted) and the Lehman Brothers Aggregate Bond Index

MASSMUTUAL DIVERSIFIED BOND FUND
TOTAL RETURN


                                        YEAR TO DATE         SINCE INCEPTION
                                      1/1/03 - 6/30/03    12/31/02 - 6/30/03
Class N                                  5.59%                 5.48%
Class N (CDSC
fees deducted)                           4.59%                 4.48%
------------------------------------------------------------------------------
Lehman Brothers
Aggregate
Bond Index                               3.93%                3.84%

                                                          LEHMAN BROTHERS
               CLASS N    CLASS N (CDSC FEES DEDUCTED)    AGGREGATE
12/31/2002    $ 10,000             $ 10,000                 $ 10,000
 3/31/2003    $ 10,150             $ 10,050                 $ 10,139
 6/30/2003    $ 10,548             $ 10,448                 $ 10,393

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL DIVERSIFIED BOND FUND - PORTFOLIO OF INVESTMENTS

JUNE 30, 2003 (UNAUDITED)

                                                        NUMBER OF         MARKET
                                                         SHARES           VALUE
                                                     --------------   --------------
EQUITIES -- 0.3%

AUTOMOTIVE & PARTS -- 0.2%
General Motors Corp.
  Series B
  Convertible Preferred                                       6,250   $      140,000
                                                                      --------------
COMMUNICATIONS -- 0.1%
Allstream, Inc. Cl. A
  Voting Shares*                                                 31            1,054
Allstream, Inc. Cl. B
  Limited Voting Shares*                                      1,719           58,276
                                                                      --------------
                                                                              59,330
                                                                      --------------
FINANCIAL SERVICES -- 0.0%
Contifinancial Corp.
  Liquidating Trust                                         114,845            2,297
                                                                      --------------
TOTAL EQUITIES
(COST $473,237)                                                              201,627
                                                                      ==============

                                                       PRINCIPAL
                                                        AMOUNT
                                                     --------------
BONDS & NOTES -- 96.7%

ASSET BACKED SECURITIES -- 4.2%
Capital Auto Receivables
  Asset Trust
  Series 2003-1, Class A2A
  2.270% 01/17/2006                                  $      225,000          227,848
Conseco Finance
  Securitizations Corp.
  Series 2001-1, Class A4
  6.210% 07/01/2032                                         110,000          112,712
Ford Credit Auto Owner
  Trust Series 2003-A,
  Class A3A
  2.200% 07/17/2006                                         250,000          252,969
MMCA Automobile Trust
  Series 2002-3, Class A3
  2.970% 03/15/2007                                         800,000          800,875
National City Auto
  Receivables Trust
  Series 2002-A, Class A4
  4.830% 08/15/2009                                         400,000          425,000
New Century Home
  Equity Loan Trust
  Series 1997-NC5,
  Class A6
  6.700% 10/25/2028                                          94,182           97,140
Oakwood Mortgage
  Investors, Inc.
  Series 2001-C, Class A2
  5.920% 09/15/2017                                  $      286,726   $      263,788
Travelers Funding Limited
  Series 1A, Class A1~
  6.300% 02/18/2014                                         476,374          476,374
Vanderbilt Mortgage and
  Finance, Inc.
  Series 2002-C, Class A2
  4.230% 02/07/2015                                         300,000          309,375
                                                                      --------------

TOTAL ASSET BACKED
SECURITIES
(COST $2,980,291)                                                          2,966,081
                                                                      ==============
CORPORATE DEBT -- 54.1%
AEP Industries, Inc.
  9.875% 11/15/2007                                         200,000          184,000
AES Corp.~
  8.750% 05/15/2013                                         175,000          182,000
AES Corp.
  8.875% 02/15/2011                                          41,000           40,077
AES Corp.~
  8.875% 11/01/2027                                         250,000          205,000
AES Corp.~
  9.000% 05/15/2015                                          55,000           57,475
Ahold Finance USA, Inc.
  6.250% 05/01/2009                                         225,000          209,812
Airgas, Inc. Series MTN
  7.140% 03/08/2004                                          20,000           20,275
Airgas, Inc. Series MTN
  7.750% 09/15/2006                                         105,000          109,200
Alamosa Delaware, Inc.
  12.500% 02/01/2011                                        200,000          164,000
ALARIS Medical
  Systems, Inc.
  7.250% 07/01/2011                                          45,000           45,563
Albertson's, Inc.
  7.500% 02/15/2011                                         250,000          292,065
Allied Waste
  North America,
  Inc. Series B
  10.000% 08/01/2009                                        200,000          212,500
Amerada Hess Corp.
  7.125% 03/15/2033                                         110,000          125,201
American Greetings Corp.
  6.100% 08/01/2028                                         110,000          112,200
American Media, Inc.~
  8.875% 01/15/2011                                          75,000           81,187
American Standard, Inc.
  7.375% 02/01/2008                                         140,000          154,700
Ametek, Inc.
  7.200% 07/15/2008                                  $      110,000   $      121,137
AOL Time Warner, Inc.
  5.625% 05/01/2005                                          50,000           53,081
AOL Time Warner, Inc.
  7.700% 05/01/2032                                         100,000          116,743
Aramark Services, Inc.
  7.000% 07/15/2006                                         200,000          222,086
Aramark Services, Inc.
  8.150% 05/01/2005                                          55,000           60,255
Archer-Daniels-Midland Co.
  7.000% 02/01/2031                                         200,000          241,666
Arrow Electronics, Inc.
  8.700% 10/01/2005                                          85,000           92,727
AT&T Corp.
  8.500% 11/15/2031                                          30,000           34,017
AT&T Wireless
  Services, Inc.
  7.500% 05/01/2007                                          30,000           34,582
Avery-Dennison Corp.
  6.000% 01/15/2033                                          70,000           74,547
Avnet, Inc.
  8.000% 11/15/2006                                          20,000           21,300
Ball Corp.
  6.875% 12/15/2012                                          75,000           79,500
Bally Total Fitness
  Holding Corp. Series D
  9.875% 10/15/2007                                         250,000          228,125
Bausch & Lomb, Inc.
  6.950% 11/15/2007                                         135,000          142,594
Bear Stearns
  Companies, Inc.
  3.000% 03/30/2006                                         210,000          215,429
Bergen Brunswig Corp.
  7.250% 06/01/2005                                         100,000          106,250
Boeing Capital Corp.
  5.800% 01/15/2013                                         150,000          162,111
Boeing Capital Corp.
  7.100% 09/27/2005                                          50,000           55,151
Bombardier Capital, Inc.~
  7.500% 08/15/2004                                          60,000           61,950
Bombardier, Inc.~
  6.750% 05/01/2012                                         200,000          205,000
Boston Scientific Corp.
  6.625% 03/15/2005                                         250,000          269,068
Brascan Corp.
  7.375% 03/01/2033                                         125,000          137,226
Brascan Corp.
  8.125% 12/15/2008                                          75,000           88,912
Briggs & Stratton Corp.
  8.875% 03/15/2011                                         100,000          115,500

    The accompanying notes are an integral part of the financial statements.

                                                        PRINCIPAL         MARKET
                                                          AMOUNT          VALUE
                                                     --------------   --------------
British Sky
  Broadcasting PLC
  8.200% 07/15/2009                                  $      100,000   $      118,500
British Telecom PLC
  8.875% 12/15/2030                                         250,000          341,142
Calpine Corp.
  7.750% 04/15/2009                                          75,000           55,500
CanWest Media, Inc.~
  7.625% 04/15/2013                                          50,000           53,125
Capital One Bank
  4.875% 05/15/2008                                          75,000           76,538
Capitol Records, Inc.~
  8.375% 08/15/2009                                         250,000          251,062
Cargill, Inc.~
  4.375% 06/01/2013                                         250,000          249,287
CarrAmerica Realty Corp.
  6.625% 03/01/2005                                          70,000           74,764
Cendant Corp.
  6.875% 08/15/2006                                          75,000           83,891
Cendant Corp.
  7.375% 01/15/2013                                         150,000          176,625
CenterPoint Energy, Inc.~
  3.750% 05/15/2023                                          50,000           51,750
Cincinnati Milacron, Inc.
  8.375% 03/15/2004                                          75,000           73,125
Cinergy Corp.
  6.250% 09/01/2004                                         150,000          157,496
CIT Group, Inc.
  4.125% 02/21/2006                                         275,000          284,630
CIT Group, Inc.
  7.375% 04/02/2007                                          75,000           85,633
Citigroup, Inc.
  4.875% 05/07/2015                                         130,000          133,699
CNF, Inc.
  8.875% 05/01/2010                                          85,000           94,009
The Coca-Cola Co.
  4.000% 06/01/2005                                         100,000          104,652
Coca-Cola
  Enterprises, Inc.
  6.950% 11/15/2026                                          75,000           90,323
Collins & Aikman Products
  10.750% 12/31/2011                                        125,000          110,000
Collins & Aikman Products
  11.500% 04/15/2006                                        125,000           98,125
Colonial Pipeline Co.~
  7.630% 04/15/2032                                          65,000           84,888
Comcast Cable
  Communications, Inc.
  6.375% 01/30/2006                                         140,000          152,774
Comcast Corp.
  5.850% 01/15/2010                                          50,000           55,015
Comcast Corp.
  6.500% 01/15/2015                                         160,000          179,942
Computer Associates
  International, Inc.
  6.375% 04/15/2005                                  $       75,000   $       79,500
Conoco, Inc.
  6.950% 04/15/2029                                         120,000          144,379
Consolidated Natural Gas
  Co. Series C
  6.250% 11/01/2011                                          75,000           86,120
Constellation Brands, Inc.
  8.000% 02/15/2008                                         200,000          219,500
Cooperative
  Computing, Inc.~
  10.500% 06/15/2011                                        475,000          486,875
Countrywide Home
  Loans, Inc.
  5.500% 02/01/2007                                         275,000          301,073
Cox Communications, Inc.
  7.750% 11/01/2010                                         135,000          165,133
Cox Enterprises, Inc.~
  4.375% 05/01/2008                                         450,000          467,932
CSC Holdings, Inc.
  7.625% 04/01/2011                                         500,000          505,000
CSC Holdings,
  Inc. Series B
  8.125% 08/15/2009                                         100,000          102,500
CSX Corp.
  6.250% 10/15/2008                                         250,000          285,478
DaimlerChrysler NA
  Holding Corp.
  4.050% 06/04/2008                                         100,000           99,031
DaimlerChrysler NA
  Holding Corp.
  6.900% 09/01/2004                                         150,000          157,227
DaimlerChrysler NA
  Holding Corp.
  7.300% 01/15/2012                                         100,000          112,779
Dana Corp.
  6.250% 03/01/2004                                         250,000          250,625
Dean Foods Co.
  6.625% 05/15/2009                                         250,000          260,000
Del Monte Corp.~
  8.625% 12/15/2012                                          25,000           26,500
Delhaize America, Inc.
  8.125% 04/15/2011                                         150,000          164,250
Dominion Resources, Inc.
  2.800% 02/15/2005                                         100,000          101,319
Dominion Resources, Inc.
  5.700% 09/17/2012                                         125,000          137,182
Dominion Resources, Inc.
  7.820% 09/15/2004                                         120,000          128,628
Dominos, Inc.~
  8.250% 07/01/2011                                         125,000          129,063
DPL, Inc.
  8.250% 03/01/2007                                         140,000          158,764
Duke Energy Corp.
  1.750% 05/15/2023                                  $      100,000   $      104,375
Duke Energy Field
  Services Corp.
  7.875% 08/16/2010                                         255,000          306,912
Ecolab, Inc.
  6.875% 02/01/2011                                         135,000          158,519
Electronic Data
  Systems Corp.~
  6.000% 08/01/2013                                         125,000          124,557
Electronic Data
  Systems Corp.
  7.125% 10/15/2009                                         105,000          112,875
Elgin National Industries,
  Inc. Series B
  11.000% 11/01/2007                                        125,000           53,750
Enbridge Energy
  Partners LP~
  4.750% 06/01/2013                                          75,000           75,115
Enterprise Products
  Operating LP
  7.500% 02/01/2011                                         140,000          167,810
Equifax, Inc.
  4.950% 11/01/2007                                          75,000           79,410
ERAC USA Finance Co.~
  6.800% 02/15/2008                                         100,000          114,074
Esterline
  Technologies Corp.~
  7.750% 06/15/2013                                          50,000           51,250
FairPoint
  Communications, Inc.~
  11.875% 03/01/2010                                        175,000          203,000
FedEx Corp.
  6.875% 02/15/2006                                         150,000          166,157
FirstEnergy Corp. Series A
  5.500% 11/15/2006                                          35,000           37,520
Fiserv, Inc.~
  4.000% 04/15/2008                                         100,000          102,980
Flextronics
  International Limited~
  6.500% 05/15/2013                                         250,000          240,625
Florida Power & Light Co.
  5.850% 02/01/2033                                         150,000          160,698
Ford Motor Co.
  6.375% 02/01/2029                                         165,000          133,410
Ford Motor Co.
  7.450% 07/16/2031                                         145,000          132,829
Ford Motor Credit Co.
  6.875% 02/01/2006                                         150,000          159,090
Ford Motor Credit Co.
  7.250% 10/25/2011                                         150,000          154,211
Ford Motor Credit Co.
  7.375% 10/28/2009                                         100,000          104,831

    The accompanying notes are an integral part of the financial statements.

                                                        PRINCIPAL         MARKET
                                                          AMOUNT          VALUE
                                                     --------------   --------------
Foster's Finance Corp.~
  6.875% 06/15/2011                                  $      160,000   $      189,195
France Telecom SA
  10.000% 03/01/2031                                         60,000           83,024
Franklin Resources, Inc.
  3.700% 04/15/2008                                          75,000           76,749
General American
  Transportation Corp.
  8.625% 12/01/2004                                         140,000          141,936
General Electric
  Capital Corp.
  5.875% 02/15/2012                                         160,000          178,977
General Electric Co.
  5.000% 02/01/2013                                         320,000          338,002
General Motors
  Acceptance Corp.
  6.125% 09/15/2006                                         400,000          421,121
General Motors Corp.
  7.200% 01/15/2011                                         150,000          151,189
General Motors Corp.
  8.375% 07/15/2033                                         120,000          117,863
Georgia Gulf Corp.
  7.625% 11/15/2005                                         110,000          114,400
Global Crossing
  Holding Limited*~~
  9.500% 11/15/2009                                         100,000            4,500
Goldman Sachs Group, Inc.
  4.125% 01/15/2008                                         145,000          152,374
Goodrich (B.F.) Co.
  7.500% 04/15/2008                                         100,000          112,680
Healthsouth Corp.*~~
  7.625% 06/01/2012                                         125,000           96,875
Hearst-Argyle
  Television, Inc.
  7.000% 11/15/2007                                          50,000           55,910
Hercules, Inc.
  11.125% 11/15/2007                                         60,000           69,600
Hershey Foods Corp.
  7.200% 08/15/2027                                         160,000          198,064
Highwoods Properties, Inc.
  7.000% 12/01/2006                                         250,000          268,765
Home Depot
  Exchangeable Trust~
  1.000% 02/14/2006                                         100,000           98,000
Host Marriott LP Series E
  8.375% 02/15/2006                                         100,000          103,500
Houghton Mifflin Co.~
  8.250% 02/01/2011                                         100,000          105,500
Houghton Mifflin Co.~
  9.875% 02/01/2013                                          50,000           54,250
Household Finance Corp.
  6.375% 10/15/2011                                         180,000          204,671
Household Finance Corp.
  6.375% 11/27/2012                                          70,000           79,739
HSBC Holdings PLC
  5.250% 12/12/2012                                  $      100,000   $      106,652
Humana, Inc.
  7.250% 08/01/2006                                         100,000          111,031
Idex Corp.
  6.875% 02/15/2008                                         135,000          144,909
Imax Corp.
  7.875% 12/01/2005                                         400,000          396,000
Ingersoll-Rand Co.
  5.800% 06/01/2004                                         150,000          156,035
Insight Midwest LP/Insight
  Capital, Inc.~
  9.750% 10/01/2009                                         125,000          132,188
International Flavors &
  Fragrances, Inc.
  6.450% 05/15/2006                                         125,000          139,557
International
  Game Technology
  7.875% 05/15/2004                                         150,000          156,750
International
  Game Technology
  8.375% 05/15/2009                                          95,000          116,547
Interpool, Inc.
  7.350% 08/01/2007                                         100,000           98,750
Intrawest Corp.
  9.750% 08/15/2008                                         250,000          260,938
Jefferies Group, Inc.
  7.500% 08/15/2007                                          50,000           55,885
Jefferies Group, Inc.
  7.750% 03/15/2012                                         200,000          233,474
JL French Automotive
  Casting Series B*~~
  11.500% 06/01/2009                                        125,000           72,500
Kansas City
  Southern Railway
  9.500% 10/01/2008                                         125,000          139,688
Kansas Gas & Electric Co.
  7.600% 12/15/2003                                         100,000          101,125
Kennametal, Inc.
  7.200% 06/15/2012                                         100,000          109,444
Kern River Funding Corp.~
  4.893% 04/30/2018                                         175,000          180,057
KeySpan Gas East
  Corp. Series MTNA
  6.900% 01/15/2008                                         125,000          144,226
Kimco Realty Corp.
  Series MTNB
  7.860% 11/01/2007                                         130,000          154,481
Kinder Morgan
  Energy Partners LP
  5.350% 08/15/2007                                         150,000          163,489
Kinder Morgan
  Energy Partners LP
  7.400% 03/15/2031                                         100,000          120,803
The Kroger Co.
  7.650% 04/15/2007                                  $      250,000   $      286,795
LaBranche & Co., Inc.
  12.000% 03/02/2007                                        150,000          171,000
Land O' Lakes, Inc.
  8.750% 11/15/2011                                         250,000          200,000
Lear Corp. Series B
  7.960% 05/15/2005                                         150,000          160,875
Leucadia National Corp.~
  7.000% 08/15/2013                                         200,000          201,500
Liberty Media Corp.
  5.700% 05/15/2013                                         200,000          203,304
Lockheed Martin Corp.
  8.500% 12/01/2029                                         110,000          149,511
LodgeNet
  Entertainment Corp.
  9.500% 06/15/2013                                         100,000          102,500
Mail-Well, Inc.
  9.625% 03/15/2012                                         100,000          105,250
Marriott International,
  Inc. Series E
  7.000% 01/15/2008                                         150,000          171,462
Marsh & McLennan
  Companies, Inc.
  6.250% 03/15/2012                                          60,000           68,393
Masco Corp.
  6.000% 05/03/2004                                         130,000          134,568
Masco Corp.
  6.750% 03/15/2006                                         155,000          172,659
Merisant Co.~
  9.500% 07/15/2013                                          20,000           20,700
Merrill Lynch & Co.,
  Inc. Series MTNB
  2.470% 03/10/2006                                         250,000          252,325
MGM Grand, Inc.
  6.950% 02/01/2005                                         150,000          156,563
MidAmerican Energy
  Holdings Co.~
  3.500% 05/15/2008                                         275,000          276,479
Mohawk Industries,
  Inc. Series D
  7.200% 04/15/2012                                          60,000           70,309
Morton's Restaurant
  Group, Inc.~
  7.500% 07/01/2010                                         300,000          255,000
MSX International, Inc.
  11.375% 01/15/2008                                        400,000          248,000
National Rural Utilities
  Cooperative Finance Corp.
  8.000% 03/01/2032                                         165,000          212,796
Newell Rubbermaid, Inc.
  4.000% 05/01/2010                                          75,000           76,422

    The accompanying notes are an integral part of the financial statements.

                                                        PRINCIPAL         MARKET
                                                          AMOUNT          VALUE
                                                     --------------   --------------
News America, Inc.
  Zero Coupon~
  0.000% 02/28/2021                                  $      100,000   $       54,875
Nextel Partners, Inc.~
  8.125% 07/01/2011                                         200,000          199,500
Nextel Partners, Inc.
  11.000% 03/15/2010                                        150,000          162,000
Niagara Mohawk Power
  Corp. Series G
  7.750% 10/01/2008                                         150,000          179,710
Norfolk Southern Corp.
  7.250% 02/15/2031                                         140,000          167,193
Nortel Networks Limited
  6.125% 02/15/2006                                          55,000           53,350
North America United
  Rentals, Inc.~
  10.750% 04/15/2008                                        100,000          109,250
Northwest Airlines Corp.
  7.875% 03/15/2008                                         250,000          190,000
Nova Chemicals Corp.
  7.000% 05/15/2006                                         200,000          211,000
Nucor Corp.
  4.875% 10/01/2012                                         125,000          129,654
Nucor Corp.~
  6.000% 01/01/2009                                          50,000           55,546
Offshore Logistics, Inc.~
  6.125% 06/15/2013                                          75,000           75,187
OM Group, Inc.
  9.250% 12/15/2011                                         200,000          195,000
Park Place
  Entertainment Corp.
  8.500% 11/15/2006                                          80,000           88,400
Park Place
  Entertainment Corp.
  8.875% 09/15/2008                                         100,000          110,250
Petroleos
  Mexicanos Series P
  9.500% 09/15/2027                                         125,000          153,253
PG&E Corp.~
  6.875% 07/15/2008                                         575,000          575,000
Precision Castparts Corp.
  8.750% 03/15/2005                                         100,000          107,218
Pride Petroleum
  Services, Inc.
  9.375% 05/01/2007                                         100,000          103,250
Progress Energy, Inc.
  6.550% 03/01/2004                                          90,000           92,848
ProLogis Trust
  7.000% 10/01/2003                                          30,000           30,445
PSEG Energy
  Holdings, Inc.
  8.625% 02/15/2008                                         150,000          161,250
Qwest Capital
  Funding, Inc.
  7.000% 08/03/2009                                  $      250,000   $      205,625
Qwest Capital
  Funding, Inc.
  7.750% 02/15/2031                                          70,000           54,600
Qwest Corp.~
  8.875% 03/15/2012                                          70,000           78,225
Raytheon Co.
  6.500% 07/15/2005                                         250,000          271,767
Reliant Energy Resources
  Corp. Series B
  8.125% 07/15/2005                                         185,000          200,387
Remington Arms
  Co., Inc.~
  10.500% 02/01/2011                                         75,000           78,375
Rent-A-Center, Inc.~
  7.500% 05/01/2010                                         150,000          157,500
Rent-Way, Inc.~
  11.875% 06/15/2010                                        175,000          180,250
Rhodia SA~
  8.875% 06/01/2011                                         175,000          181,125
Rogers Cantel, Inc.
  9.375% 06/01/2008                                         100,000          104,250
SCG Holding Corp.
  12.000% 08/01/2009                                        200,000          172,000
Sealed Air Corp.~
  5.625% 07/15/2013                                          55,000           55,481
Servicemaster Co.
  8.450% 04/15/2005                                          61,000           65,868
Simon Property Group LP
  7.375% 01/20/2006                                         100,000          112,324
Sonat, Inc.
  7.625% 07/15/2011                                         200,000          182,000
Sony Capital Corp.~
  4.950% 11/01/2006                                          75,000           81,175
Southern Natural Gas Co.
  7.350% 02/15/2031                                          65,000           66,138
Sprint Capital Corp.
  7.900% 03/15/2005                                         125,000          135,578
Sprint Capital Corp.
  8.375% 03/15/2012                                          75,000           89,799
SPX Corp.
  6.250% 06/15/2011                                         125,000          127,500
Stoneridge, Inc.
  11.500% 05/01/2012                                        125,000          140,000
SuperValu, Inc.
  7.500% 05/15/2012                                         100,000          114,018
SuperValu, Inc.
  7.875% 08/01/2009                                         250,000          291,474
Tekni-Plex, Inc. Series B
  12.750% 06/15/2010                                        310,000          302,250
Telefonica Europe BV
  7.350% 09/15/2005                                  $      125,000   $      139,560
Tembec Industries, Inc.
  8.625% 06/30/2009                                         100,000           98,750
Temple-Inland, Inc.
  Series MTND
  8.125% 12/15/2006                                         100,000          112,001
Tenet Healthcare Corp.
  6.375% 12/01/2011                                         180,000          169,200
Tenneco Automotive, Inc.~
  10.250% 07/15/2013                                        125,000          126,562
Tenneco Automotive, Inc.
  11.625% 10/15/2009                                        200,000          177,000
Textron Financial Corp.
  Series MTNE
  5.950% 03/15/2004                                         155,000          159,223
The Thomson Corp.
  6.200% 01/05/2012                                          70,000           80,142
TIAA Global Markets~
  3.875% 01/22/2008                                         310,000          325,391
Time Warner
  Companies, Inc.
  7.570% 02/01/2024                                          65,000           73,571
Toro Co.
  7.800% 06/15/2027                                         100,000          109,967
Triton PCS, Inc.~
  8.500% 06/01/2013                                         125,000          134,375
TRW Automotive, Inc.~
  11.000% 02/15/2013                                        425,000          463,250
Tyco International
  Group SA
  6.375% 02/15/2006                                         135,000          140,738
Tyco International
  Group SA
  6.375% 10/15/2011                                          30,000           31,650
Tyco International
  Group SA
  6.875% 01/15/2029                                          75,000           75,750
Tyson Foods, Inc.
  8.250% 10/01/2011                                          35,000           41,441
Union Pacific Corp.
  6.625% 02/01/2029                                          75,000           84,646
Unisys Corp.
  7.875% 04/01/2008                                         125,000          129,062
Verizon Global
  Funding Corp.
  7.375% 09/01/2012                                         510,000          622,050
Verizon Global
  Funding Corp.
  7.750% 12/01/2030                                         175,000          221,633
Vodafone Group PLC
  5.375% 01/30/2015                                         175,000          186,898

    The accompanying notes are an integral part of the financial statements.

                                                        PRINCIPAL         MARKET
                                                          AMOUNT          VALUE
                                                     --------------   --------------
Von Hoffmann Press, Inc.
  10.375% 05/15/2007                                 $       50,000   $       50,187
Vought Aircraft
  Industries, Inc.~
  8.000% 07/15/2011                                         525,000          525,000
Wells Fargo & Co.
  5.125% 02/15/2007                                         280,000          306,313
Weyerhaeuser Co.
  5.500% 03/15/2005                                         125,000          132,240
The Williams
  Companies, Inc.
  8.125% 03/15/2012                                         150,000          153,750
The Williams
  Companies, Inc.
  8.625% 06/01/2010                                         125,000          130,625
Williams Gas Pipelines
  Central, Inc.~
  7.375% 11/15/2006                                          70,000           75,250
WorldCom, Inc.*~~
  6.500% 05/15/2004                                         175,000           51,625
WorldCom, Inc.*~~
  8.250% 05/15/2031                                          90,000           26,550
WPP Finance (USA) Corp.
  6.625% 07/15/2005                                         135,000          142,548
XTO Energy, Inc.~
  6.250% 04/15/2013                                         125,000          132,812
                                                                      --------------
TOTAL CORPORATE DEBT
(COST $36,385,281)                                                        38,373,035
                                                                      ==============
MUNICIPAL OBLIGATIONS -- 0.5%
GENERAL OBLIGATIONS
Illinois State
  Taxable Pension
  5.100% 06/01/2033                                         350,000          344,180
                                                                      --------------
TOTAL MUNICIPAL
OBLIGATIONS
(COST $350,000)                                                              344,180
                                                                      ==============
NON-U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 1.9%
COLLATERALIZED MORTGAGE OBLIGATIONS
CS First Boston Mortgage
  Securities Corp.
  Series 2002-H1N,
  Class A~
  8.000% 08/27/2032                                          76,237           74,712
GE Capital Commercial
  Mortgage Corp.
  Series 2002-1A, Class A1
  5.033% 12/10/2035                                         291,769          309,941
GMAC Mortgage Corp.
  Loan Trust
  Series 2001-J5, Class A7
  6.750% 11/25/2031                                  $      250,000   $      254,893
GSR Mortgage Loan Trust
  Series 2002-8F,
  Class 3AA1
  6.500% 09/25/2032                                         102,718          104,728
Master Asset Securitization
  Trust Series 2002-6,
  Class 6A1
  6.500% 10/25/2032                                         164,879          169,130
Residential Funding
  Mortgage Securities I
  Series 1998-S12,
  Class A8
  6.750% 05/25/2028                                          95,473           95,473
Salomon Brothers
  Mortgage Securities
  Series 2001-MMA,
  Class A1~
  5.323% 02/18/2034                                         194,643          205,525
Vendee Mortgage Trust
  Series 1992-1, Class 2Z
  7.750% 05/15/2022                                         132,306          151,452
                                                                      --------------
TOTAL NON-U.S. GOVERNMENT
AGENCY OBLIGATIONS
(COST $1,335,594)                                                          1,365,854
                                                                      ==============
SOVEREIGN DEBT OBLIGATIONS -- 0.2%
Chile Government
  International Bond
  5.500% 01/15/2013                                         100,000          105,800
                                                                      --------------
TOTAL SOVEREIGN
DEBT OBLIGATIONS
(COST $99,123)                                                               105,800
                                                                      ==============
U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 31.7%

FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) -- 3.9%
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.4%
FHLMC Series 2178,
  Class PB
  7.000% 08/15/2029                                         250,000          270,671
                                                                      --------------
PASS-THROUGH SECURITIES -- 3.5%
FHLMC
  5.500% 06/01/2017-
        11/01/2031                                          714,408          740,695
FHLMC
  6.000% 04/01/2017                                         227,710          237,245
FHLMC
  6.500% 08/01/2031-
        08/01/2032                                   $      923,213   $      962,522
FHLMC
  7.000% 09/01/2031                                         100,217          105,286
FHLMC
  7.500% 06/01/2024-
        02/01/2030                                          433,258          463,739
                                                                      --------------
TOTAL PASS-THROUGH SECURITIES                                              2,509,487
                                                                      ==============
TOTAL FEDERAL HOME LOAN MORTGAGE
CORPORATION (FHLMC)                                                        2,780,158
                                                                      ==============
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(FNMA) -- 17.3%
PASS-THROUGH SECURITIES
FNMA
  5.000% 03/01/2018                                         681,554          705,328
FNMA
  5.500% 03/01/2017-
        01/01/2032                                        3,307,424        3,447,680
FNMA
  6.000% 03/01/2028-
        11/01/2032                                        3,098,923        3,227,132
FNMA
  6.420% 11/01/2008                                         213,060          243,267
FNMA
  6.500% 07/01/2016-
        11/01/2032                                        4,281,104        4,475,349
FNMA
  7.500% 04/01/2031-
        06/01/2031                                          197,497          210,420
                                                                      --------------
TOTAL PASS-THROUGH SECURITIES                                             12,309,176
                                                                      ==============

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) -- 10.4%
PASS-THROUGH SECURITIES
GNMA
  5.500% 04/15/2033                                         691,828          721,988
GNMA
  6.000% 02/15/2032-
        05/01/2033                                        3,810,227        3,997,278
GNMA
  6.500% 03/15/2031-
        09/15/2032                                        1,420,090        1,495,795
GNMA
  7.000% 10/15/2027-
        07/15/2032                                          924,925          981,600
GNMA
  8.000% 08/15/2026-
        03/15/2027                                          183,335          199,421
                                                                      --------------
TOTAL PASS-THROUGH SECURITIES                                              7,396,082
                                                                      ==============

    The accompanying notes are an integral part of the financial statements.

                                                        PRINCIPAL         MARKET
                                                          AMOUNT          VALUE
                                                     --------------   --------------
OTHER AGENCIES -- 0.1%
PASS-THROUGH SECURITIES
New Valley Generation IV
  4.687% 01/15/2022                                  $      100,000   $      103,839
                                                                      --------------
TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS
(COST $22,136,614)                                                        22,589,255
                                                                      ==============
U.S. TREASURY OBLIGATIONS -- 4.1%

U.S. TREASURY BONDS
U.S. Treasury Bond
  4.375% 08/15/2012                                          65,000           69,692
U.S. Treasury Bond
  6.125% 11/15/2027                                         225,000          273,938
U.S. Treasury Bond
  6.125% 08/15/2029                                         475,000          580,316
U.S. Treasury Bond
  7.125% 02/15/2023                                       1,500,000        2,010,938
                                                                      --------------
TOTAL U.S. TREASURY
OBLIGATIONS
(COST $2,717,709)                                                          2,934,884
                                                                      ==============
TOTAL BONDS & NOTES
(COST $66,004,612)                                                        68,679,089
                                                                      ==============
TOTAL LONG TERM INVESTMENTS
(COST $66,477,849)                                                        68,880,716
                                                                      ==============
SHORT-TERM INVESTMENTS -- 2.0%

COMMERCIAL PAPER
MeadWestvaco Corp.
  1.180% 07/07/2003                                         575,000          574,887
OGE Energy Corp.
  1.050% 07/03/2003                                         825,000          824,952
                                                                      --------------
                                                                           1,399,839
                                                                      --------------
TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                        1,399,839
                                                                      ==============
TOTAL INVESTMENTS -- 99.0%
(COST $67,877,688)**                                                      70,280,555

OTHER ASSETS/
(LIABILITIES) -- 1.0%                                                        736,781
                                                                      ==============
NET ASSETS -- 100.0%                                                  $   71,017,336
                                                                      ==============

NOTES TO PORTFOLIO OF INVESTMENTS

   *    Non-income producing security.
  **    Aggregate cost for Federal tax purposes. (NOTE 7).
   ~ Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
  ~~    Security is currently in default.

     The accompanying notes are an integral part of the financial statements.

MASSMUTUAL DIVERSIFIED BOND FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                    JUNE 30, 2003
                                                                                     (UNAUDITED)
                                                                                   ---------------
ASSETS:
        Investments, at value (cost $66,477,849) (NOTE 2)                          $    68,880,716
        Short-term investments, at amortized cost (NOTE 2)                               1,399,839
                                                                                   ---------------
            Total Investments                                                           70,280,555
        Cash                                                                               143,920
        Receivables from:
            Investments sold                                                             2,320,628
            Interest and dividends                                                         874,616
                                                                                   ---------------
                 Total assets                                                           73,619,719
                                                                                   ---------------
LIABILITIES:
        Payables for:
            Investments purchased                                                        2,532,935
            Directors' fees and expenses (NOTE 3)                                            2,135
            Affiliates (NOTE 3):
                 Investment management fees                                                 29,792
                 Administration fees                                                        11,541
                 Service fees                                                               14,630
        Accrued expense and other liabilities                                               11,350
                                                                                   ---------------
                 Total liabilities                                                       2,602,383
                                                                                   ---------------
        NET ASSETS                                                                 $    71,017,336
                                                                                   ===============
NET ASSETS CONSIST OF:
        Paid-in capital                                                            $    66,637,194
        Undistributed net investment income                                              1,530,323
        Accumulated net realized gain on investments and forward commitments               446,952
        Net unrealized appreciation on investments                                       2,402,867
                                                                                   ---------------
                                                                                   $    71,017,336
                                                                                   ===============
NET ASSETS:
        Class A                                                                    $    23,754,805
                                                                                   ===============
        Class L                                                                    $       645,860
                                                                                   ===============
        Class Y                                                                    $     1,480,961
                                                                                   ===============
        Class S                                                                    $    45,029,217
                                                                                   ===============
        Class N                                                                    $       106,493
                                                                                   ===============
SHARES OUTSTANDING:
        Class A                                                                          2,237,155
                                                                                   ===============
        Class L                                                                             60,734
                                                                                   ===============
        Class Y                                                                            138,700
                                                                                   ===============
        Class S                                                                          4,209,374
                                                                                   ===============
        Class N                                                                             10,070
                                                                                   ===============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        Class A                                                                    $         10.62
                                                                                   ===============
        Class L                                                                    $         10.63
                                                                                   ===============
        Class Y                                                                    $         10.68
                                                                                   ===============
        Class S                                                                    $         10.70
                                                                                   ===============
        Class N                                                                    $         10.58
                                                                                   ===============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                  SIX MONTHS ENDED
                                                                                   JUNE 30, 2003
                                                                                     (UNAUDITED)
                                                                                  ----------------
INVESTMENT INCOME (NOTE 2):
        Dividends                                                                  $         4,854
        Interest                                                                         1,853,354
                                                                                   ---------------
                Total investment income                                                  1,858,208
                                                                                   ---------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                                170,095
        Audit and legal fees                                                                 9,985
        Custody fees                                                                         9,885
        Trustee reporting                                                                    2,609
        Shareholder reporting fees                                                           1,203
        Directors' fees (NOTE 3)                                                               700
                                                                                   ---------------
                                                                                           194,477
        Administration fees (NOTE 3):
            Class A                                                                         36,454
            Class L                                                                          1,065
            Class Y                                                                          2,395
            Class S                                                                         25,842
            Class N                                                                            191
        Service fees (NOTE 3):
            Class A                                                                         28,198
            Class N                                                                            128
        Distribution fees (NOTE 3):
            Class N                                                                            128
                                                                                   ---------------
                Total expenses                                                             288,878
                                                                                   ---------------
                NET INVESTMENT INCOME                                                    1,569,330
                                                                                   ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized gain on investment transactions                                       961,091
        Net change in unrealized appreciation (depreciation) on investments              1,393,724
                                                                                   ---------------
                NET REALIZED AND UNREALIZED GAIN                                         2,354,815
                                                                                   ---------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $     3,924,145
                                                                                   ===============


    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          SIX MONTHS ENDED
                                                                                            JUNE 30, 2003         YEAR ENDED
                                                                                             (UNAUDITED)      DECEMBER 31, 2002
                                                                                         -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income                                                            $       1,569,330    $       2,325,908
        Net realized gain (loss) on investment transactions and
           forward commitments                                                                     961,091               (8,530)
        Net change in unrealized appreciation (depreciation) on investments
           and forward commitments                                                               1,393,724            1,572,282
                                                                                         -----------------    -----------------
            NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 3,924,145            3,889,660
                                                                                         -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
        From net investment income:
        Class A                                                                                          -             (711,439)
        Class L                                                                                          -             (134,405)
        Class Y                                                                                          -              (61,252)
        Class S                                                                                          -           (1,566,360)
                                                                                         -----------------    -----------------
            TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                                               -           (2,473,456)
                                                                                         -----------------    -----------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                                                  4,067,784           14,040,932
        Class L                                                                                    (18,727)          (3,543,048)
        Class Y                                                                                 (2,624,324)           3,647,815
        Class S                                                                                  3,408,192            9,109,988
        Class N                                                                                          -               101,000*
                                                                                         -----------------    -----------------
            INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                              4,832,925           23,356,687
                                                                                         -----------------    -----------------
        TOTAL INCREASE IN NET ASSETS                                                             8,757,070           24,772,891

NET ASSETS:
        Beginning of period                                                                     62,260,266           37,487,375
                                                                                         -----------------    -----------------
        End of period (including undistributed net investment income of
           $1,530,323 and distributions in excess of net investment income of
           $39,007, respectively)                                                        $      71,017,336    $      62,260,266
                                                                                         =================    =================
  *     CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     CLASS A
                                                                                     -------
                                                    SIX MONTHS ENDED
                                                        6/30/03        YEAR ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                                      (UNAUDITED)       12/31/02    12/31/01(a)     12/31/00      12/31/99~
                                                    ----------------  -----------   -----------    ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $  10.04       $   9.69       $   9.57       $   9.56       $  10.00
                                                       --------       --------       --------       --------       --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.22***        0.46***        0.57***        0.62***        0.39***
  Net realized and unrealized gain (loss)
     on investments                                        0.36           0.29           0.08           0.02          (0.44)
                                                       --------       --------       --------       --------       --------
       Total income (loss) from investment
         operations                                        0.58           0.75           0.65           0.64          (0.05)
                                                       --------       --------       --------       --------       --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                  -          (0.40)         (0.53)         (0.63)         (0.39)
  Tax return of capital                                       -              -              -          (0.00)+            -
                                                       --------       --------       --------       --------       --------
       Total distributions                                    -          (0.40)         (0.53)         (0.63)         (0.39)
                                                       --------       --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD                         $  10.62       $  10.04       $   9.69       $   9.57       $   9.56
                                                       ========       ========       ========       ========       ========
TOTAL RETURN@                                              5.78%**        7.78%          6.69%          6.81%         (0.54)%**
RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $ 23,755       $ 18,401       $  4,094       $    312       $    100
  Ratio of expenses to average daily net
     assets:
     Before expense waiver                                 1.15%*        1.16%           1.11%          1.12%          1.19%*
     After expense waiver#                                  N/A          1.15%           1.09%          1.11%           N/A
  Net investment income to average daily
     net assets                                            4.33%*        4.61%           5.70%          6.27%          5.92%*
  Portfolio turnover rate                                    55%**         76%             62%            15%            32%**

                                                                                      CLASS L
                                                                                      -------
                                                   SIX MONTHS ENDED
                                                        6/30/03        YEAR ENDED     YEAR ENDED     YEAR ENDED      PERIOD ENDED
                                                      (UNAUDITED)       12/31/02      12/31/01(a)     12/31/00         12/31/99~
                                                   ----------------   -----------     -----------    ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD               $    10.10         $  9.66         $   9.57         $   9.56      $    10.00
                                                   ----------         -------         --------         --------      ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                  0.22***         0.51***          0.58***          0.64***        0.41***
  Net realized and unrealized gain (loss)
    on investments                                       0.31            0.33             0.07             0.03           (0.45)
                                                   ----------         -------         --------         --------      ----------
       Total income (loss) from investment
         operations                                      0.53            0.84             0.65             0.67           (0.04)
                                                   ----------         -------         --------         --------      ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                -           (0.40)           (0.56)           (0.66)          (0.40)
  Tax return of capital                                     -               -                -            (0.00)+             -
                                                   ----------         -------         --------         --------      ----------
       Total distributions                                  -           (0.40)           (0.56)           (0.66)          (0.40)
                                                   ----------         -------         --------         --------      ----------
NET ASSET VALUE, END OF PERIOD                     $    10.63         $ 10.10         $   9.66         $   9.57      $     9.56
                                                   ==========         =======         ========         ========      ==========
TOTAL RETURN@                                            5.88%**          8.09%           6.87%            6.99%          (0.38)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                $      646         $   632         $  4,026         $    283      $      101
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                               0.87%*          0.90%            0.86%            0.88%           0.94%*
     After expense waiver#                                N/A            0.90%            0.84%            0.88%            N/A
  Net investment income to average daily
    net assets                                           4.31%*          5.17%            5.75%            6.53%           6.17%*
  Portfolio turnover rate                                  55%**           76%              62%              15%             32%**

  *     ANNUALIZED.
  **    PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***   PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ~ FOR THE PERIOD FROM MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
  +     TAX RETURN OF CAPITAL IS LESS THAN $0.01 PER SHARE.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD JANUARY 1, 2002 THROUGH APRIL 30, 2002.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (a) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS A DECREASE TO NET INVESTMENT INCOME OF $0.01 PER SHARE, AN INCREASE TO NET REALIZED AND UNREALIZED GAINS AND LOSSES OF $0.01 PER SHARE AND A DECREASE OF THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.07%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

    The accompanying notes are an integral part of the financial statements.

                                                                              CLASS Y
                                                                              -------
                                          SIX MONTHS ENDED
                                              6/30/03       YEAR ENDED      YEAR ENDED   YEAR ENDED    PERIOD ENDED
                                            (UNAUDITED)      12/31/02       12/31/01(a)   12/31/00      12/31/99~
                                          ----------------  ----------     ------------  ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD        $   10.07       $   9.70       $   9.58       $   9.56       $  10.00
                                            ---------       --------       --------       --------       --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                          0.23***        0.50***        0.61***        0.65***        0.42***
  Net realized and unrealized gain (loss)
    on investments                               0.38           0.30           0.06           0.02          (0.45)
                                            ---------       --------       --------       --------       --------
       Total income (loss) from investment
         operations                              0.61           0.80           0.67           0.67          (0.03)
                                            ---------       --------       --------       --------       --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                        -          (0.43)         (0.55)         (0.65)         (0.41)
  Tax return of capital                             -              -              -          (0.00)+            -
                                            ---------       --------       --------       --------       --------
       Total distributions                          -          (0.43)      S  (0.55)         (0.65)         (0.41)
                                            ---------       --------       --------       --------       --------

NET ASSET VALUE, END OF PERIOD              $   10.68       $  10.07       $   9.70       $   9.58       $   9.56
                                            =========       ========       ========       ========       ========
TOTAL RETURN@                                    5.95%**        8.30%          6.96%          7.15%         (0.26)%**
RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)         $   1,481       $  3,979       $    313       $    231       $    146
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                       0.75%*         0.75%          0.71%          0.73%          0.80%*
     After expense waiver#                        N/A           0.74%          0.69%        S  0.72%           N/A
  Net investment income to average daily
    net assets                                   4.62%*         4.99%          6.10%          6.64%          6.35%*
  Portfolio turnover rate                          55%**          76%            62%            15S%           32%**

                                                                            CLASS S
                                                                            -------
                                          SIX MONTHS ENDED
                                               6/30/03       YEAR ENDED   YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                             (UNAUDITED)      12/31/02    12/31/01(a)     12/31/00        12/31/99~
                                          ----------------  -----------   -----------    ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD        $   10.10       $   9.71       $   9.59       $   9.56       $  10.00
                                            ---------       --------       --------       --------       --------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income                          0.24***        0.53***        0.61***        0.66***        0.42***
  Net realized and unrealized gain (loss)
    on investments                               0.36           0.29           0.07           0.03          (0.44)
                                            ---------       --------       --------       --------       --------
       Total income (loss) from investment
         operations                              0.60           0.82           0.68           0.69          (0.02)
                                            ---------       --------       --------       --------       --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                        -          (0.43)         (0.56)         (0.66)         (0.42)
  Tax return of capital                             -              -              -          (0.00)+            -
                                            ---------       --------       --------       --------       --------
       Total distributions                          -          (0.43)         (0.56)         (0.66)         (0.42)
                                            ---------       --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD              $   10.70       $  10.10       $   9.71       $   9.59       $   9.56
                                            =========       ========       ========       ========       ========
TOTAL RETURN@                                    5.94%**        8.41%          7.11%          7.19%         (0.25)%**
RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)         $  45,029       $ 39,147       $ 29,054       $ 26,790       $ 24,975
  Ratio of expenses to average daily net
    assets:
     Before expense waiver                       0.69%*         0.70%          0.66%          0.69%          0.74%*
     After expense waiver#                        N/A           0.70%          0.64%          0.68%           N/A
  Net investment income to average daily
    net assets                                   4.77%*         5.31%          6.13%          6.71%          6.33%*
  Portfolio turnover rate                          55%**          76%            62%            15%            32%**

  *     ANNUALIZED.
  **    PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***   PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ~ FOR THE PERIOD FROM MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
  +     NET INVESTMENT INCOME AND TAX RETURN OF CAPITAL ARE LESS THAN $0.01 PER
        SHARE.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD JANUARY 1, 2002 THROUGH APRIL 30, 2002.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (a) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS A DECREASE TO NET INVESTMENT INCOME OF $0.01 PER SHARE, AN INCREASE TO NET REALIZED AND UNREALIZED GAINS AND LOSSES OF $0.01 PER SHARE AND A DECREASE OF THE RATIO OF NET
        INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.07%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

    The accompanying notes are an integral part of the financial statements.

                                                                                     CLASS N
                                                                                     -------
                                                                        SIX MONTHS ENDED
                                                                             6/30/03             PERIOD ENDED
                                                                           (UNAUDITED)             12/31/02++
                                                                        ----------------        --------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $        10.02         $        10.03
                                                                         --------------         --------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                                            0.20***                0.00***+
  Net realized and unrealized gain (loss) on investments                           0.36                  (0.01)
                                                                         --------------         --------------
       Total income (loss) from investment operations                              0.56                  (0.01)
                                                                         --------------         --------------
NET ASSET VALUE, END OF PERIOD                                           $        10.58         $        10.02
                                                                         ==============         ==============
TOTAL RETURN@                                                                      5.59%**(b)                -^
RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                      $          106         $          101
  Net expenses to average daily net assets                                         1.44%*                    -^
  Net investment income to average daily net assets                                4.02%*                    -^
  Portfolio turnover rate                                                            55%**                  76%

   *     ANNUALIZED.
   **    PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
   ***   PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
   ++    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
   ^     AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
   +     NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
   @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
   (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL BALANCED FUND - PORTFOLIO MANAGER REPORT

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES FOR THE MASSMUTUAL BALANCED
FUND?

The objectives and policies of the Fund are to:

- achieve a high total rate of return over an extended period of time consistent with the preservation of capital
- invest in a diversified portfolio of equity securities, fixed-income securities and money market instruments
- manage the allocation of investments, under normal circumstances, in three segments with the following ranges:
   - Money Market segment: no more than 30% of total assets
   - Core Bond segment: at least 20% and no more than 40% of total assets
   - Core Value Equity segment: at least 50% and no more than 70% of total assets

HOW DID THE FUND PERFORM DURING THE FIRST HALF OF 2003?

For the six months ending June 30, 2003, the Fund's Class S shares returned 8.42%, trailing the 8.87% return of the Lipper Balanced Fund Index, an unmanaged index of stock and bond portfolios.

Most of the Fund's underperformance came from the equity component of the portfolio, where investors' clear preference for small capitalization stocks--and those issues that were both low quality and speculative--detracted from our results, especially during the second quarter. The fixed-income portion of the Fund outperformed the Lehman Brothers Aggregate Bond Index during both the first and second quarters, largely due to the Fund's overweight position in corporate bonds.

WHAT ASSET ALLOCATION DECISIONS WERE MADE?

During the first quarter, despite our bearish view on the equity market (based on historically high valuations), we opportunistically overweighted equities to take advantage of a counter-trend rally that emerged. This move proved beneficial, as the stock portion of the Fund outperformed slightly for the three months ending March 31. During the second quarter, we maintained an overweight position in equities relative to bonds to capitalize on the rally that occurred as investors gained greater confidence in the stock market during the period. Renewed investor confidence resulted from a quick resolution to the Iraqi war and continued fiscal stimulus, as the U.S. Government enacted tax cuts and a tax rebate designed to stimulate the economy.

During the beginning of the second quarter, we peaked at a position of approximately 66% equities. While we moderated that allocation somewhat over the course of the performance period, we remained positioned approximately 60% in equities on June 30.

WHAT DROVE THE FUND'S STOCK SELECTION MODEL DURING THE PERIOD?

During the first quarter, the Fund's equity portfolio modestly outperformed the S&P 500 Index--primarily due to the portfolio's strategy of underweighting financial services companies, including State Street and Fifth Third Bancorp. During this time frame, the model favored rather mundane companies that are relatively inexpensive and are performing well within niche businesses. Detracting from results during the first quarter was the portfolio's underweighting in the semiconductor component of the technology sector, which strongly outperformed during the first three months of 2003.

In the second quarter, the portfolio's core model, like the market, was driven by small size and market volitility factors. As a result, the Fund's equity component modestly trailed the S&P 500 Index for the period. Working favorably in the model, however, were high volatility and low stock price factors. Conversely, the portfolio's underweight in the health care sector detracted from results, as this sector advanced considerably in June. Our model has favored an underweight position in health care companies for some time on valuation concerns.

WHAT ABOUT THE BOND PORTFOLIO?

The Fund's bond portfolio outperformed the Lehman Brothers Aggregate Index during the first half of 2003, primarily due to our overweight position in corporate bonds--which we are maintaining in anticipation of continued economic improvement. However, we trimmed some exposure in the second quarter in areas where spreads have tightened and upside potential has become more limited. As a result, we increased the Fund's Treasury exposure, but continue to maintain an underweight position.

Mortgage-backed securities also posted positive returns during the second quarter, following a volatile first quarter. With interest rates falling, investors became uncertain as to the mortgage pre-payment pattern. With the yield curve remaining steep, the Fund is structured in a barbell fashion--which we anticipate should provide a yield advantage in an improving economy.

WHAT IS YOUR OUTLOOK?

Despite our cautionary views on the more speculative sectors of the stock market that have advanced considerably in 2003, we are maintaining a fairly constructive view on the economy and the stock market for the second half of 2003 and 2004. We expect the economy to gain some GRADUAL momentum in the second half of the year, driven by the massive amounts of monetary stimulus present today and the additional fiscal stimulus coming from Washington in 2004. Further, portions of the investing community have also begun to anticipate a gradual recovery. This is evidenced by the four consecutive months, March through June, during the first half of 2003 when we witnessed net inflows into equity mutual funds totaling $40 billion. This follows almost a full year of consecutive monthly net outflows.

We do caution, however, that by many measures, such as historical earnings and sales, the market remains overvalued. Therefore, even if stimulus lifts the economy and the markets, we are launching from a point in the market where outsized gains may not be sustainable.

[CHART]

                            MASSMUTUAL BALANCED FUND
                                ASSET ALLOCATION
                          (% OF INVESTMENTS) ON 6/30/03

COMMON STOCKS                               59.20%
BONDS                                       24.70%
SHORT-TERM ISSUES                           16.10%

                            MASSMUTUAL BALANCED FUND
                        LARGEST STOCK HOLDINGS (6/30/03)

General Electric Co.
Microsoft Corp.
Exxon Mobil Corp.
Pfizer, Inc.
Citigroup, Inc.
Wal-Mart Stores, Inc.
Johnson & Johnson
Bank of America Corp.
American International Group, Inc.
International Business Machines Corp.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Balanced Fund Class S, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index

MASSMUTUAL BALANCED FUND
TOTAL RETURN

                                                          FIVE YEAR       SINCE INCEPTION
                    YEAR TO DATE       ONE YEAR        AVERAGE ANNUAL     AVERAGE ANNUAL
                  1/1/03 - 6/30/03  7/1/02 - 6/30/03  7/1/98 - 6/30/03  10/3/94 - 6/30/03
-------------------------------------------------------------------------------------------
  Class S               8.42%           3.09%               -1.12%            5.83%
-------------------------------------------------------------------------------------------
  Lipper Balanced
  Fund
  Index                 8.87%           3.49%                1.98%            8.38%
  Lehman Brothers
  Aggregate
  Bond
  Index                 3.93%          10.40%                7.55%            8.37%
  S&P 500
  Index                11.75%           0.25%               -1.61%           10.77%

[CHART]

   GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                                                      LEHMAN BROTHERS
                    CLASS S         LIPPER BALANCED   AGGREGATE              S&P 500 Index
                    -------         ---------------   ---------------        -------------
   10/3/1994       $ 10,000         $ 10,000          $ 10,000               $ 10,000
      Jun-95       $ 11,179         $ 11,203          $ 11,186               $ 12,017
      Jun-96       $ 12,788         $ 12,860          $ 11,748               $ 15,139
      Jun-97       $ 15,126         $ 15,455          $ 12,705               $ 20,389
      Jun-98       $ 17,361         $ 18,328          $ 14,044               $ 26,535
      Jun-99       $ 19,223         $ 20,448          $ 14,486               $ 32,575
      Jun-00       $ 18,119         $ 21,354          $ 15,148               $ 34,939
      Jun-01       $ 17,391         $ 21,146          $ 16,849               $ 29,760
      Jun-02       $ 15,918         $ 19,538          $ 18,303               $ 24,411
      Jun-03       $ 16,410         $ 20,220          $ 20,206               $ 24,471

Hypothetical Investments in MassMutual Balanced Fund Class A, Class Y, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index

MASSMUTUAL BALANCED FUND
TOTAL RETURN

                                                          FIVE YEAR       SINCE INCEPTION
                    YEAR TO DATE       ONE YEAR        AVERAGE ANNUAL     AVERAGE ANNUAL
                  1/1/03 - 6/30/03  7/1/02 - 6/30/03  7/1/98 - 6/30/03   1/1/98 - 6/30/03
-------------------------------------------------------------------------------------------
  Class A                8.09%           2.49%              -1.68%            -0.45%
  Class Y                8.31%           2.94%              -1.30%            -0.06%
-------------------------------------------------------------------------------------------
  Lipper Balanced
  Fund
  Index                  8.87%           3.49%               1.98%             3.55%
  Lehman Brothers
  Aggregate
  Bond
  Index                  3.93%          10.40%               7.55%             7.59%
  S&P 500
  Index                 11.75%           0.25%              -1.61%             1.50%

[CHART]

                                                                LEHMAN BROTHERS
                 CLASS A          CLASS Y       LIPPER BALANCED   AGGREGATE      S&P 500 Index
                 -------          -------       ---------------   ---------      -------------
    1/1/1998    $ 10,000         $ 10,000          $ 10,000       $ 10,000       $ 10,000
      Jun-98    $ 10,620         $ 10,640          $ 10,979       $ 10,393       $ 11,770
      Jun-99    $ 11,681         $ 11,756          $ 12,249       $ 10,720       $ 14,449
      Jun-00    $ 10,958         $ 11,073          $ 12,791       $ 11,209       $ 15,497
      Jun-01    $ 10,455         $ 10,595          $ 12,667       $ 12,468       $ 13,200
      Jun-02    $  9,520         $  9,680          $ 11,703       $ 13,544       $ 10,828
      Jun-03    $  9,757         $  9,965          $ 12,112       $ 14,953       $ 10,854

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE LIPPER BALANCED FUND INDEX, THE LEHMAN BROTHERS AGGREGATE BOND INDEX AND THE S&P 500 INDEX ARE UNMANAGED AND DO NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Balanced Fund Class L, the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index

  MASSMUTUAL BALANCED FUND
  TOTAL RETURN

                                                        SINCE INCEPTION
                     YEAR TO DATE       ONE YEAR         AVERAGE ANNUAL
                   1/1/03 - 6/30/03  7/1/02 - 6/30/03   5/3/99 - 6/30/03
  Class L               8.17%             2.75%              -3.82%
---------------------------------------------------------------------------
  Lipper Balanced
  Fund Index            8.87%             3.49%               0.01%
  Lehman Brothers
  Aggregate Bond Index  3.93%            10.40%               8.00%
  S&P 500 Index        11.75%             0.25%              -5.96%

[CHART]

  GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                                                   LEHMAN BROTHERS
              CLASS L        LIPPER BALANCED       AGGREGATE          S&P 500 Index
   5/3/1999   $ 10,000           $    10,000          $     10,000       $   10,000
     Jun-99   $ 10,082           $    10,118          $      9,881       $   10,306
     Jun-00   $  9,481           $    10,566          $     10,332       $   11,053
     Jun-01   $  9,064           $    10,463          $     11,493       $    9,415
     Jun-02   $  8,274           $     9,668          $     12,484       $    7,723
     Jun-03   $  8,502           $    10,005          $     13,782       $    7,742

Hypothetical Investments in MassMutual Balanced Fund Class N, Class N (CDSC fees deducted), the Lipper Balanced Fund Index, the Lehman Brothers Aggregate Bond Index and the S&P 500 Index

  MASSMUTUAL BALANCED FUND
  TOTAL RETURN

                                   YEAR TO DATE        SINCE INCEPTION
                                 1/1/03 - 6/30/03     12/31/02 - 6/30/03
  Class N                              7.86%                 7.86%
  Class N (CDSC fees deducted)         6.86%                 6.86%
------------------------------------------------------------------------
  Lipper Balanced
  Fund Index                           8.87%                 9.02%
  Lehman Brothers
  Aggregate Bond Index                 3.93%                 3.84%
  S&P 500 Index                       11.75%                11.83%

[CHART]

                                         CLASS N             LIPPER    LEHMAN BROTHERS
                      CLASS N      (CDSC FEES DEDUCTED)     BALANCED     AGGREGATE     S&P 500 Index
    12/31/2002       $       10,000      $ 10,000        $     10,000    $ 10,000        $ 10,000
        Mar-03       $        9,817      $  9,717        $      9,816    $ 10,139        $  9,684
        Jun-03       $       10,786      $ 10,686        $     10,887    $ 10,393        $ 11,175

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE LIPPER BALANCED FUND INDEX, THE LEHMAN BROTHERS AGGREGATE BOND INDEX AND THE S&P 500 INDEX ARE UNMANAGED AND DO NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL BALANCED FUND - PORTFOLIO OF INVESTMENTS

JUNE 30, 2003 (UNAUDITED)

                                                     NUMBER OF         MARKET
                                                      SHARES           VALUE
                                                   -------------   -------------
EQUITIES -- 61.8%

ADVERTISING -- 0.1%
Monster Worldwide, Inc.*                                   7,100   $     140,083
Omnicom Group, Inc.                                        3,100         222,270
                                                                   -------------
                                                                         362,353
                                                                   -------------

AEROSPACE & DEFENSE -- 1.0%
General Dynamics Corp.                                     5,000         362,500
Honeywell
  International, Inc.                                     16,250         436,312
Lockheed Martin Corp.                                     14,400         685,008
Northrop Grumman Corp.                                     4,700         405,563
Rockwell Collins, Inc.                                     9,800         241,374
United Technologies Corp.                                  8,700         616,221
                                                                   -------------
                                                                       2,746,978
                                                                   -------------

AIR TRANSPORTATION -- 0.0%
Delta Air Lines, Inc.                                      2,400          35,232
                                                                   -------------

APPAREL, TEXTILES & SHOES -- 0.4%
The Gap, Inc.                                             17,000         318,920
Jones Apparel Group, Inc.*                                 2,400          70,224
Limited Brands                                            12,900         199,950
Liz Claiborne, Inc.                                        4,700         165,675
Nike, Inc. Cl. B                                           5,200         278,148
Nordstrom, Inc.                                            2,800          54,656
Reebok
  International Limited*                                     676          22,734
VF Corp.                                                   2,100          71,505
                                                                   -------------
                                                                       1,181,812
                                                                   -------------

AUTOMOTIVE & PARTS -- 0.7%
AutoNation, Inc.*                                          6,000          94,320
Cooper Tire & Rubber Co.                                   1,300          22,867
Dana Corp.                                                 3,000          34,680
Delphi Corp.                                              37,000         319,310
Ford Motor Co.                                            46,418         510,134
General Motors Corp.                                       9,500         342,000
Harley-Davidson, Inc.                                      3,100         123,566
Paccar, Inc.                                               4,850         326,987
                                                                   -------------
                                                                       1,773,864
                                                                   -------------

BANKING, SAVINGS & LOANS -- 7.7%
AmSouth Bancorp                                            7,200         157,249
Bank of America Corp.                                     34,500       2,726,535
Bank One Corp.                                            12,500         464,750
BB&T Corp.                                                 5,200         178,360
Capital One Financial Corp.                                6,200         304,916
Charter One Financial, Inc.                                4,382         136,631
Citigroup, Inc.                                           95,648       4,093,734
Comerica, Inc.                                             3,400         158,100
Fannie Mae                                                27,000       1,820,880
First Tennessee
  National Corp.                                           7,200   $     316,152
FleetBoston Financial Corp.                               19,700         585,287
Freddie Mac                                               12,700         644,779
Golden West
  Financial Corp.                                          3,600         288,036
J.P. Morgan Chase & Co.                                   55,228       1,887,693
KeyCorp                                                    4,700         118,769
Marshall and Ilsley Corp.                                  4,100         125,378
National City Corp.                                       16,700         546,257
North Fork
  Bancorporation, Inc.                                     1,900          64,714
Providian Financial Corp.*                                 5,600          51,856
Regions Financial Corp.                                    4,200         141,876
SLM Corp.                                                  8,400         329,028
SouthTrust Corp.                                           6,800         184,960
State Street Corp.                                         3,800         149,720
SunTrust Banks, Inc.                                       5,400         320,436
U.S. Bancorp                                              35,000         857,500
Union Planters Corp.                                       3,750         116,362
Wachovia Corp.                                            31,500       1,258,740
Washington Mutual, Inc.                                   26,100       1,077,930
Wells Fargo & Co.                                         30,900       1,557,360
Zions Bancorp                                              3,300         167,013
                                                                   -------------
                                                                      20,831,001
                                                                   -------------

BEVERAGES -- 1.7%
Anheuser-Busch
  Companies, Inc.                                         15,600         796,380
The Coca-Cola Co.                                         46,000       2,134,860
Coca-Cola Enterprises, Inc.                                4,900          88,935
Coors (Adolph) Co. Cl. B                                     700          34,286
The Pepsi Bottling
  Group, Inc.                                              5,700         114,114
PepsiCo, Inc.                                             31,630       1,407,535
                                                                   -------------
                                                                       4,576,110
                                                                   -------------

BROADCASTING, PUBLISHING & PRINTING -- 1.9%
American Greetings
  Corp. Cl. A*                                             1,400          27,496
AOL Time Warner, Inc.*                                    83,261       1,339,669
Clear Channel
  Communications, Inc.*                                   11,700         495,963
Comcast Corp. Cl. A*                                      25,703         775,717
Dow Jones & Co., Inc.                                      1,700          73,151
Gannett Co., Inc.                                          5,000         384,050
The McGraw-Hill
  Companies, Inc.                                          3,000         186,000
Meredith Corp.                                               900          39,600
New York Times Co. Cl. A                                   1,700          77,350
Tribune Co.                                                5,800         280,140
Univision Communications,
  Inc. Cl. A*                                              2,600   $      79,040
Viacom, Inc. Cl. B*                                       32,700       1,427,682
                                                                   -------------
                                                                       5,185,858
                                                                   -------------

BUILDING MATERIALS & CONSTRUCTION -- 0.1%
Louisiana-Pacific Corp.*                                   2,100          22,764
Masco Corp.                                                9,200         219,420
Vulcan Materials Co.                                       1,800          66,726
                                                                   -------------
                                                                         308,910
                                                                   -------------

CHEMICALS -- 0.8%
Ashland, Inc.                                              1,500          46,020
Dow Chemical Co.                                          17,200         532,512
Du Pont (E.I.)
  de Nemours & Co.                                        11,400         474,696
Eastman Chemical Co.                                       1,800          57,006
Engelhard Corp.                                            1,500          37,155
International Flavors &
  Fragrances, Inc.                                         1,200          38,316
Monsanto Co.                                              16,800         363,552
PPG Industries, Inc.                                       3,400         172,516
Praxair, Inc.                                              3,300         198,330
Rohm & Haas Co.                                            4,300         133,429
                                                                   -------------
                                                                       2,053,532
                                                                   -------------

COMMERCIAL SERVICES -- 1.3%
Allied Waste
  Industries, Inc.*                                        5,700          57,285
Apollo Group, Inc. Cl. A*                                  5,600         345,856
Block (H&R), Inc.                                          7,600         328,700
Cendant Corp.*                                            11,200         205,184
Concord EFS, Inc.*                                         9,500         139,840
Convergys Corp.*                                          20,800         332,800
Donnelley (R.R.) &
  Sons Co.                                                 5,700         148,998
eBay, Inc.*                                                7,200         750,096
Equifax, Inc.                                              2,500          65,000
Fluor Corp.                                                3,700         124,468
Moody's Corp.                                              2,400         126,504
Paychex, Inc.                                              7,400         216,894
PerkinElmer, Inc.                                          2,200          30,382
Quest Diagnostics, Inc.*                                   1,800         114,840
Quintiles
  Transnational Corp.*                                    11,500         163,185
Ryder System, Inc.                                        12,100         310,002
Waste Management, Inc.                                     6,500         156,585
                                                                   -------------
                                                                       3,616,619
                                                                   -------------

COMMUNICATIONS -- 1.5%
ADC
  Telecommunications, Inc.*                              121,700         283,318

    The accompanying notes are an integral part of the financial statements.

                                                     NUMBER OF         MARKET
                                                      SHARES           VALUE
                                                   -------------   -------------
Andrew Corp.*                                              1,900   $      17,480
Avaya, Inc.*                                              43,500         281,010
Ciena Corp.*                                               8,400          43,596
Citizens
  Communications Co.*                                     26,100         336,429
Lucent Technologies, Inc.*                                48,100          97,643
Network Appliance, Inc.*                                   6,000          97,260
Nextel Communications,
  Inc. Cl. A*                                             19,000         343,520
Qualcomm, Inc.                                            14,500         518,375
SBC Communications, Inc.                                  60,859       1,554,947
Scientific-Atlanta, Inc.                                  15,400         367,136
Tellabs, Inc.*                                             8,000          52,560
                                                                   -------------
                                                                       3,993,274
                                                                   -------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.2%
Autodesk, Inc.                                             2,400          38,784
Computer Sciences Corp.*                                   2,100          80,052
Sun Microsystems, Inc.*                                   60,600         278,760
Teradyne, Inc.*                                            3,400          58,854
Unisys Corp.*                                              6,300          77,364
                                                                   -------------
                                                                         533,814
                                                                   -------------

COMPUTER PROGRAMMING SERVICES -- 0.0%
Mercury Interactive Corp.*                                 1,800          69,498
                                                                   -------------
COMPUTERS & INFORMATION -- 2.0%
Apple Computer, Inc.*                                      7,000         133,840
Cisco Systems, Inc.*                                     129,704       2,151,789
Comverse Technology, Inc.*                                21,200         318,636
Dell Computer Corp.*                                      47,300       1,511,708
EMC Corp.*                                                60,100         629,247
International Game
  Technology*                                              1,600         163,728
Jabil Circuit, Inc.*                                       3,800          83,980
Lexmark International, Inc.*                               2,400         169,848
Solectron Corp.*                                          16,000          59,840
Symbol Technologies, Inc.                                  4,500          58,545
                                                                   -------------
                                                                       5,281,161
                                                                   -------------

COMPUTERS & OFFICE EQUIPMENT -- 1.6%
Hewlett-Packard Co.                                       70,357       1,498,604
International Business
  Machines Corp.                                          31,500       2,598,750
Pitney Bowes, Inc.                                         4,300         165,163
Xerox Corp.*                                              14,400         152,496
                                                                   -------------
                                                                       4,415,013
                                                                   -------------

CONTAINERS -- 0.1%
Ball Corp.                                                 1,100          50,061
Bemis Co., Inc.                                            1,100          51,480
Pactiv Corp.*                                              3,700          72,927
Sealed Air Corp.*                                          1,600          76,256
Temple-Inland, Inc.                                          900          38,619
                                                                   -------------
                                                                         289,343
                                                                   -------------

COSMETICS & PERSONAL CARE -- 1.6%
Alberto-Culver Co. Cl. B                                   1,200   $      61,320
Avon Products, Inc.                                        4,400         273,680
Colgate-Palmolive Co.                                      9,800         567,910
The Gillette Co.                                          24,000         764,640
Kimberly-Clark Corp.                                       9,500         495,330
The Procter & Gamble Co.                                  24,104       2,149,595
                                                                   -------------
                                                                       4,312,475
                                                                   -------------

DATA PROCESSING & PREPARATION -- 0.5%
Automatic Data
  Processing, Inc.                                        11,100         375,846
Deluxe Corp.                                               5,600         250,880
First Data Corp.                                          13,600         563,584
Fiserv, Inc.*                                              3,600         128,196
IMS Health, Inc.                                           2,700          48,573
NCR Corp.*                                                 1,900          48,678
                                                                   -------------
                                                                       1,415,757
                                                                   -------------

ELECTRIC UTILITIES -- 1.6%
AES Corp.*                                                10,600          67,310
Ameren Corp.                                               1,800          79,380
American Electric
  Power Co.                                                7,600         226,708
CenterPoint Energy, Inc.                                  13,900         113,285
Cinergy Corp.                                              3,300         121,407
CMS Energy Corp.                                           2,600          21,060
Constellation Energy
  Group, Inc.                                              3,200         109,760
Dominion Resources, Inc.                                   7,000         449,890
DTE Energy Co.                                             3,000         115,920
Duke Energy Corp.                                          9,900         197,505
Edison International*                                      6,300         103,509
Entergy Corp.                                              5,900         311,402
Exelon Corp.                                               8,800         526,328
FirstEnergy Corp.                                          5,700         219,165
FPL Group, Inc.                                            3,200         213,920
Mirant Corp.*                                              7,500          21,750
NiSource, Inc.                                             4,600          87,400
PG&E Corp.*                                                7,600         160,740
Pinnacle West
  Capital Corp.                                            1,000          37,450
PPL Corp.                                                  3,300         141,900
Progress Energy, Inc.                                      4,100         179,990
Public Service Enterprise
  Group, Inc.                                              5,000         211,250
Southern Co.                                              13,100         408,196
TXU Corp.                                                  6,200         139,190
                                                                   -------------
                                                                       4,264,415
                                                                   -------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 4.3%
Advanced Micro
  Devices, Inc.*                                           6,300          40,383
Altera Corp.*                                              7,800         127,920
American Power
  Conversion Corp.*                                        9,500   $     148,105
Analog Devices, Inc.*                                      7,100         247,222
Applied Micro
  Circuits Corp.*                                         30,100         182,105
Broadcom Corp. Cl. A*                                      5,400         134,514
Emerson Electric Co.                                       7,900         403,690
General Electric Co.                                     184,500       5,291,460
Intel Corp.                                              122,100       2,537,726
JDS Uniphase Corp.*                                       42,700         149,877
Johnson Controls, Inc.                                     1,900         162,640
Kla-Tencor Corp.*                                          3,700         172,013
Linear Technology Corp.                                    5,900         190,039
LSI Logic Corp.*                                           6,900          48,852
Maxim Integrated
  Products, Inc.                                           6,100         208,559
Molex, Inc.                                                3,700          99,863
National
  Semiconductor Corp.*                                     6,900         136,068
Nvidia Corp.*                                              3,000          69,030
PMC-Sierra, Inc.*                                          3,100          36,363
Power-One, Inc.*                                           1,700          12,155
Qlogic Corp.*                                              6,700         323,811
Rockwell Automation, Inc.                                  3,800          90,592
Sanmina-SCI Corp.*                                        10,200          64,362
Texas Instruments, Inc.                                   31,700         557,920
Xilinx, Inc.*                                              6,500         164,515
                                                                   -------------
                                                                      11,599,784
                                                                   -------------

ENERGY -- 3.9%
Amerada Hess Corp.                                         3,100         152,458
Anadarko Petroleum Corp.                                   4,500         200,115
Apache Corp.                                               3,019         196,416
BJ Services Co.*                                           3,000         112,080
Burlington Resources, Inc.                                 3,900         210,873
ChevronTexaco Corp.                                       19,594       1,414,687
ConocoPhillips                                            15,753         863,264
Devon Energy Corp.                                         4,100         218,940
Dynegy, Inc. Cl. A                                         7,200          30,240
El Paso Corp.                                             11,103          89,712
Exxon Mobil Corp.                                        125,338       4,500,888
Halliburton Co.                                            8,100         186,300
Kerr-McGee Corp.                                           1,800          80,640
KeySpan Corp.                                              3,000         106,350
Kinder Morgan, Inc.                                        2,300         125,695
Marathon Oil Corp.                                        12,900         339,915
Nabors Industries Limited*                                 2,700         106,785
Nicor, Inc.                                                  800          29,688
Occidental
  Petroleum Corp.                                          6,900         231,495
Peoples Energy Corp.                                         600          25,734
Schlumberger Limited                                      10,900         518,513
Sempra Energy                                              3,800         108,414
Sunoco, Inc.                                               9,000         339,660

    The accompanying notes are an integral part of the financial statements.

                                                     NUMBER OF         MARKET
                                                      SHARES           VALUE
                                                   -------------   -------------
Transocean, Inc.*                                          3,700   $      81,289
Unocal Corp.                                               4,700         134,843
The Williams
  Companies, Inc.                                          9,600          75,840
Xcel Energy, Inc.                                          7,700         115,808
                                                                   -------------
                                                                      10,596,642
                                                                   -------------

ENTERTAINMENT & LEISURE -- 0.2%
Brunswick Corp.                                            1,200          30,024
Harrah's
  Entertainment, Inc.*                                     2,100          84,504
The Walt Disney Co.                                       23,700         468,075
                                                                   -------------
                                                                         582,603
                                                                   -------------

FINANCIAL SERVICES -- 1.9%
American Express Co.                                      24,900       1,041,069
Bear Stearns
  Companies, Inc.                                          3,700         267,954
Countrywide
  Financial Corp.                                          3,800         264,366
The Goldman Sachs
  Group, Inc.                                              8,700         728,625
Huntington
  Bancshares, Inc.                                         4,600          89,792
Janus Capital Group, Inc.                                  2,500          41,000
Lehman Brothers
  Holdings, Inc.                                           5,500         365,640
MBNA Corp.                                                23,350         486,614
Merrill Lynch & Co., Inc.                                 17,100         798,228
Morgan Stanley                                            19,800         846,450
Price (T. Rowe) Group, Inc.                                1,500          56,625
Simon Property Group, Inc.                                 4,300         167,829
                                                                   -------------
                                                                       5,154,192
                                                                   -------------

FOODS -- 1.2%
Archer-Daniels-Midland Co.                                12,885         165,830
Campbell Soup Co.                                          9,400         230,300
ConAgra Foods, Inc.                                       10,600         250,160
General Mills, Inc.                                        6,800         322,388
Heinz (H. J.) Co.                                          6,800         224,264
Hershey Foods Corp.                                        2,600         181,116
Kellogg Co.                                                7,900         271,523
The Kroger Co.*                                           14,700         245,196
McCormick & Co., Inc.                                      2,400          65,280
Safeway, Inc.*                                             9,200         188,232
Sara Lee Corp.                                            15,100         284,031
Starbucks Corp.*                                           7,500         183,900
SuperValu, Inc.                                           16,900         360,308
Wrigley (Wm.) Jr. Co.                                      4,300         241,789
                                                                   -------------
                                                                       3,214,317
                                                                   -------------

FOREST PRODUCTS & PAPER -- 0.3%
Boise Cascade Corp.                                        1,100          26,290
Georgia-Pacific Corp.                                      4,900          92,855
International Paper Co.                                    9,200         328,716
MeadWestvaco Corp.                                         4,000   $      98,800
Weyerhaeuser Co.                                           4,000         216,000
                                                                   -------------
                                                                         762,661
                                                                   -------------

HEALTHCARE -- 0.4%
Humana, Inc.*                                             12,200         184,220
Tenet Healthcare Corp.*                                    8,450          98,443
UnitedHealth Group, Inc.                                  11,400         572,850
Wellpoint Health
  Networks, Inc.*                                          3,400         286,620
                                                                   -------------
                                                                       1,142,133
                                                                   -------------

HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 0.3%
Centex Corp.                                               1,900         147,801
KB Home                                                    2,500         154,950
Maytag Corp.                                               1,600          39,072
Pulte Homes, Inc.                                          4,400         271,304
Whirlpool Corp.                                            1,200          76,440
                                                                   -------------
                                                                         689,567
                                                                   -------------

HOUSEHOLD PRODUCTS -- 0.3%
Black & Decker Corp.                                       1,700          73,865
The Clorox Co.                                             7,300         311,345
Corning, Inc.*                                            22,300         164,797
Fortune Brands, Inc.                                       2,500         130,500
Newell Rubbermaid, Inc.                                    3,100          86,800
Sherwin-Williams Co.                                       3,000          80,640
Snap-On, Inc.                                                500          14,515
The Stanley Works                                          1,600          44,160
                                                                   -------------
                                                                         906,622
                                                                   -------------

INDUSTRIAL - DISTRIBUTION -- 0.0%
Grainger (W.W.), Inc.                                      1,800          84,168
                                                                   -------------

INDUSTRIAL - DIVERSIFIED -- 1.1%
3M Co.                                                     7,300         941,554
Cooper Industries
  Limited Cl. A                                            1,800          74,340
Danaher Corp.                                              2,700         183,735
Eaton Corp.                                                4,000         314,440
Illinois Tool Works, Inc.                                  5,800         381,930
ITT Industries, Inc.                                       1,900         124,374
McDermott
  International, Inc.*                                     1,300           8,229
Textron, Inc.                                              2,700         105,354
Tyco International Limited                                36,489         692,561
                                                                   -------------
                                                                       2,826,517
                                                                   -------------

INFORMATION RETRIEVAL SERVICES -- 0.1%
Yahoo!, Inc.*                                             11,400         373,464
                                                                   -------------

INSURANCE -- 3.5%
ACE Limited                                                9,300         318,897
Aetna, Inc.                                                5,700         343,140
AFLAC, Inc.                                                9,400         289,050
Allstate Corp.                                            19,300   $     688,045
Ambac Financial
  Group, Inc.                                              2,400         159,000
American International
  Group, Inc.                                             48,585       2,680,920
Anthem, Inc.*                                              4,700         362,605
Aon Corp.                                                  5,400         130,032
Chubb Corp.                                                5,600         336,000
Cigna Corp.                                                2,500         117,350
Cincinnati Financial Corp.                                 3,300         122,397
Jefferson-Pilot Corp.                                      3,150         130,599
John Hancock Financial
  Services, Inc.                                           5,700         175,161
Lincoln National Corp.                                     3,400         121,142
Loews Corp.                                                3,300         156,057
Marsh & McLennan
  Companies, Inc.                                          9,800         500,486
MBIA, Inc.                                                 2,800         136,500
Metlife, Inc.                                             14,200         402,144
MGIC Investment Corp.                                      1,900          88,616
Principal Financial
  Group, Inc.                                              9,400         303,150
Progressive Corp.                                          5,600         409,360
Prudential Financial, Inc.                                15,700         528,305
Safeco Corp.                                               4,700         165,816
The St. Paul
  Companies, Inc.                                          4,300         156,993
Torchmark Corp.                                            2,300          85,675
Travelers Property
  Casualty Corp. Cl. B                                    19,500         307,515
UnumProvident Corp.                                        4,700          63,027
XL Capital Limited Cl. A                                   2,500         207,500
                                                                   -------------
                                                                       9,485,482
                                                                   -------------

LODGING -- 0.0%
Hilton Hotels Corp.                                        7,300          93,367
                                                                   -------------

MACHINERY & COMPONENTS -- 0.4%
Baker Hughes, Inc.                                         6,300         211,491
Caterpillar, Inc.                                          6,200         345,092
Deere & Co.                                                4,600         210,220
Dover Corp.                                                5,200         155,792
Ingersoll-Rand Co. Cl. A                                   3,400         160,888
Pall Corp.                                                 2,400          54,000
Parker-Hannifin Corp.                                      1,300          54,587
                                                                   -------------
                                                                       1,192,070
                                                                   -------------

MANUFACTURING -- 0.3%
American Standard
  Companies, Inc.*                                         1,500         110,895
Applied Materials, Inc.*                                  31,100         493,246
Avery Dennison Corp.                                       2,100         105,420
Millipore Corp.*                                             800          35,496
                                                                   -------------
                                                                         745,057
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

                                                     NUMBER OF         MARKET
                                                       SHARES          VALUE
                                                   -------------   -------------
MEDICAL SUPPLIES -- 1.0%
Agilent Technologies, Inc.*                                5,300   $     103,615
Allergan, Inc.                                             1,400         107,940
Applied Biosystems
  Group-Applera Corp.                                      4,000          76,120
Bard (C.R.), Inc.                                          4,500         320,895
Bausch & Lomb, Inc.                                        1,100          41,250
Baxter International, Inc.                                 6,300         163,800
Becton, Dickinson & Co.                                    5,700         221,445
Biomet, Inc.                                               5,400         154,764
Guidant Corp.                                              7,700         341,803
Medtronic, Inc.                                            8,500         407,745
St. Jude Medical, Inc.*                                    4,100         235,750
Stryker Corp.                                              2,100         145,677
Tektronix, Inc.*                                           6,400         138,240
Thermo Electron Corp.*                                     1,900          39,938
Waters Corp.*                                              2,500          72,825
Zimmer Holdings, Inc.*                                     3,700         166,685
                                                                   -------------
                                                                       2,738,492
                                                                   -------------

METALS & MINING -- 0.3%
Alcoa, Inc.                                               15,400         392,700
Crane Co.                                                  1,300          29,419
Freeport-McMoRan
  Copper & Gold, Inc. Cl. B                                2,800          68,600
Newmont Mining Corp.                                       7,700         249,942
Nucor Corp.                                                1,000          48,850
Phelps Dodge Corp.*                                        1,100          42,174
United States Steel Corp.                                  1,900          31,103
                                                                   -------------
                                                                         862,788
                                                                   -------------

PHARMACEUTICALS -- 6.7%
Abbott Laboratories                                       28,500       1,247,160
AmerisourceBergen Corp.                                    1,100          76,285
Amgen, Inc.*                                              23,824       1,595,732
Biogen, Inc.*                                              3,600         136,800
Bristol-Myers Squibb Co.                                  35,500         963,825
Cardinal Health, Inc.                                      8,500         546,550
Chiron Corp.*                                              3,400         148,648
Eli Lilly & Co.                                           12,000         827,640
Forest Laboratories, Inc.*                                 6,600         361,350
Genzyme Corp.*                                             4,000         167,200
Johnson & Johnson                                         55,192       2,853,426
King
  Pharmaceuticals, Inc.*                                   4,600          67,896
McKesson Corp.                                            10,700         382,418
Medimmune, Inc.*                                           4,900         178,213
Merck & Co., Inc.                                         41,700       2,524,935
Pfizer, Inc.                                             127,025       4,337,904
Schering-Plough Corp.                                     26,800         498,480
Sigma-Aldrich Corp.                                        1,300          70,434
Watson
  Pharmaceutical, Inc.*                                    4,300         173,591
Wyeth                                                     24,300   $   1,106,865
                                                                   -------------
                                                                      18,265,352
                                                                   -------------

PHOTOGRAPHY EQUIPMENT/SUPPLIES -- 0.1%
Eastman Kodak Co.                                          5,700         155,895
                                                                   -------------
PREPACKAGED SOFTWARE -- 3.0%
Adobe Systems, Inc.                                        4,200         134,694
BMC Software, Inc.*                                        4,600          75,118
Citrix Systems, Inc.*                                      3,400          69,224
Computer Associates
  International, Inc.                                     11,200         249,536
Compuware Corp.*                                           7,300          42,121
Electronic Arts, Inc.*                                     2,600         192,374
Intuit, Inc.*                                              7,000         311,710
Microsoft Corp.                                          197,434       5,056,285
Novell, Inc.*                                              7,200          22,176
Oracle Corp.*                                             96,444       1,159,257
Peoplesoft, Inc.*                                          6,000         105,540
Siebel Systems, Inc.*                                      9,100          86,814
SunGard Data
  Systems, Inc.*                                           5,100         132,141
Symantec Corp.*                                            2,800         122,808
Veritas Software Corp.*                                    7,877         225,834
                                                                   -------------
                                                                       7,985,632
                                                                   -------------

REAL ESTATE -- 0.1%
Equity Office
  Properties Trust                                         8,000         216,080
Equity Residential                                         5,300         137,535
                                                                   -------------
                                                                         353,615
                                                                   -------------

RESTAURANTS -- 0.3%
Darden Restaurants, Inc.                                   3,450          65,481
McDonald's Corp.                                          23,200         511,792
Wendy's International, Inc.                                2,300          66,631
Yum! Brands, Inc.*                                         5,700         168,492
                                                                   -------------
                                                                         812,396
                                                                   -------------

RETAIL -- 3.4%
AutoZone, Inc.*                                            2,000         151,940
Bed Bath & Beyond, Inc.*                                   3,300         128,073
Best Buy Co., Inc.*                                        6,200         272,304
Big Lots, Inc.*                                            2,200          33,088
Circuit City Stores, Inc.                                  3,900          34,320
Costco Wholesale Corp.*                                    8,900         325,740
CVS Corp.                                                  7,600         213,028
Dollar General Corp.                                       7,000         127,820
Family Dollar Stores, Inc.                                 2,100          80,115
Federated Department
  Stores, Inc.                                            10,200         375,870
The Home Depot, Inc.                                      46,400       1,536,768
J.C. Penney Company, Inc.                                 10,200         171,870
Lowe's Companies, Inc.                                    15,000         644,250
The May Department
  Stores Co.                                               5,800   $     129,108
Office Depot, Inc.*                                       13,300         192,983
RadioShack Corp.                                           3,600          94,716
Sears, Roebuck and Co.                                     6,100         205,204
Staples, Inc.*                                            18,300         335,805
Tiffany & Co.                                              1,800          58,824
TJX Companies, Inc.                                       10,700         201,588
Toys R Us, Inc.*                                           3,700          44,844
Wal-Mart Stores, Inc.                                     73,800       3,960,846
                                                                   -------------
                                                                       9,319,104
                                                                   -------------

RETAIL - GROCERY -- 0.1%
Albertson's, Inc.                                          7,700         147,840
Winn-Dixie Stores, Inc.                                    2,700          33,237
                                                                   -------------
                                                                         181,077
                                                                   -------------

TELEPHONE UTILITIES -- 1.6%
Alltel Corp.                                               5,600         270,032
AT&T Corp.                                                14,080         271,040
AT&T Wireless
  Services, Inc.*                                         49,500         406,395
BellSouth Corp.                                           34,100         908,083
CenturyTel, Inc.                                           2,600          90,610
Sprint Corp. (FON Group)                                  20,800         299,520
Sprint Corp. (PCS Group)*                                 11,700          67,275
Verizon
  Communications, Inc.                                    50,968       2,010,688
                                                                   -------------
                                                                       4,323,643
                                                                   -------------

TOBACCO -- 1.0%
Altria Group, Inc.                                        53,800       2,444,672
Reynolds (R.J.) Tobacco
  Holdings, Inc.                                           1,800          66,978
UST, Inc.                                                  3,300         115,599
                                                                   -------------
                                                                       2,627,249
                                                                   -------------

TOYS, GAMES -- 0.1%
Hasbro, Inc.                                               9,400         164,406
Mattel, Inc.                                               9,500         179,740
                                                                   -------------
                                                                         344,146
                                                                   -------------

TRANSPORTATION -- 1.1%
Burlington Northern

  Santa Fe Corp.                                          10,000         284,400
Carnival Corp.                                            12,200         396,622
CSX Corp.                                                  4,116         123,850
FedEx Corp.                                                5,700         353,571
Norfolk Southern Corp.                                     7,500         144,000
Union Pacific Corp.                                        5,000         290,100
United Parcel
  Service, Inc. Cl. B                                     20,600       1,312,219
                                                                   -------------
                                                                       2,904,762
                                                                   -------------

TOTAL EQUITIES
(COST $165,030,620)                                                  167,569,816
                                                                   =============

    The accompanying notes are an integral part of the financial statements.

                                                     NUMBER OF         MARKET
                                                       SHARES          VALUE
                                                   -------------   -------------
RIGHTS -- 0.0%

COMPUTERS & INFORMATION
Seagate Technology*~                                       5,100   $           -
                                                                   =============

TOTAL RIGHTS
(COST $0)                                                                      -
                                                                   -------------

                                                     PRINCIPAL
                                                      AMOUNT
                                                   -------------
BONDS & NOTES -- 25.9%

ASSET BACKED SECURITIES -- 0.9%
America West Airlines, Inc.
  Series 1996-1, Class A
  6.850% 07/02/2009                                $     824,122         713,484
Conseco Finance
  Securitizations Corp.
  Series 2001-1, Class A4
  6.210% 07/01/2032                                      500,000         512,327
Metlife Capital Equipment
  Loan Trust
  Series 1997-A, Class A
  6.850% 05/20/2008                                      160,150         164,254
Option One Mortgage
  Securities Corp. Trust
  Series 2002-2A,
  Class CFTS~~
  8.830% 06/26/2032                                       45,876          45,862
Railcar Trust
  Series 1992-1, Class A
  7.750% 06/01/2004                                       71,570          73,907
Travelers Funding Limited
  Series 1A, Class A1~~
  6.300% 02/18/2014                                      666,924         666,924
Vanderbilt Mortgage and
  Finance, Inc.
  Series 2002-C, Class A2
  4.230% 02/07/2015                                      300,000         309,375
                                                                   -------------

TOTAL ASSET BACKED
SECURITIES
(COST $2,566,494)                                                      2,486,133
                                                                   =============

CORPORATE DEBT -- 12.5%
Amerada Hess Corp.
  7.125% 03/15/2033                                      250,000         284,547
AOL Time Warner, Inc.
  5.625% 05/01/2005                                      400,000         424,651
AOL Time Warner, Inc.
  7.700% 05/01/2032                                      100,000         116,743
Aramark Services, Inc.
  8.150% 05/01/2005                                      175,000         191,721
Arrow Electronics, Inc.
  8.700% 10/01/2005                                      420,000         458,180
AT&T Corp.
  8.500% 11/15/2031                                $      75,000   $      85,042
AT&T Wireless
  Services, Inc.
  7.500% 05/01/2007                                       90,000         103,745
Avnet, Inc.
  8.000% 11/15/2006                                      160,000         170,400
Brascan Corp.
  8.125% 12/15/2008                                      225,000         266,735
Capital One Bank
  4.875% 05/15/2008                                       80,000          81,641
Cargill, Inc.~~
  4.375% 06/01/2013                                      250,000         249,287
Cendant Corp.
  7.375% 01/15/2013                                      200,000         235,501
Champion
  International Corp.
  6.400% 02/15/2026                                      500,000         546,944
Cinergy Corp.
  6.250% 09/01/2004                                      500,000         524,987
CIT Group, Inc.
  7.375% 04/02/2007                                      250,000         285,443
Citigroup, Inc.
  4.875% 05/07/2015                                      135,000         138,841
Colonial Pipeline Co.~~
  7.630% 04/15/2032                                      200,000         261,195
Comcast Cable
  Communications, Inc.
  8.375% 05/01/2007                                      750,000         885,022
Conoco, Inc.
  6.950% 04/15/2029                                      400,000         481,262
Continental Airlines, Inc.
  Series 1996-2B
  8.560% 07/02/2014                                      359,073         217,770
Cox Communications, Inc.
  7.750% 11/01/2010                                      450,000         550,442
CSX Corp.
  7.250% 05/01/2027                                      500,000         595,176
DaimlerChrysler NA
  Holding Corp.
  4.050% 06/04/2008                                      530,000         524,866
Dominion Resources, Inc.
  5.700% 09/17/2012                                      100,000         109,746
Dominion Resources, Inc.
  7.820% 09/15/2004                                      700,000         750,333
Donnelley (R.R.) &
  Sons Co.
  6.625% 04/15/2029                                      500,000         542,760
Duke Energy Field
  Services Corp.
  7.875% 08/16/2010                                      550,000         661,967
Electronic Data
  Systems Corp.~~
  6.000% 08/01/2013                                      125,000         121,862
Electronic Data
  Systems Corp.
  7.125% 10/15/2009                                $     115,000   $     123,625
Emerald Investment
  Grade CBO Limited~~
  1.967% 05/24/2011                                      994,784         932,610
Enbridge Energy
  Partners LP~~
  4.750% 06/01/2013                                       75,000          75,115
ERAC USA Finance Co.~~
  6.750% 05/15/2007                                      250,000         279,952
FirstEnergy Corp. Series A
  5.500% 11/15/2006                                      140,000         150,078
Ford Motor Co.
  6.375% 02/01/2029                                      165,000         133,410
Ford Motor Co.
  7.450% 07/16/2031                                      250,000         229,016
Ford Motor Credit Co.
  6.875% 02/01/2006                                      375,000         397,725
France Telecom SA
  9.250% 03/01/2011                                      240,000         302,056
General American
  Transportation Corp.
  6.750% 03/01/2006                                      300,000         297,791
General Mills, Inc.
  8.900% 06/15/2006                                      500,000         590,974
General Motors Corp.
  7.200% 01/15/2011                                      500,000         503,963
General Motors Corp.
  8.375% 07/15/2033                                      120,000         117,863
The Goodyear Tire &
  Rubber Co.
  8.500% 03/15/2007                                      410,000         346,450
Hearst-Argyle
  Television, Inc.
  7.000% 11/15/2007                                      300,000         335,458
Household Finance Corp.
  6.375% 10/15/2011                                      300,000         341,119
Household Finance Corp.
  6.375% 11/27/2012                                      105,000         119,608
ICI Wilmington, Inc.
  7.050% 09/15/2007                                      150,000         168,935
International
  Game Technology
  8.375% 05/15/2009                                      110,000         134,949
Interpool, Inc.
  7.350% 08/01/2007                                      500,000         493,750
Jefferies Group, Inc.
  7.750% 03/15/2012                                      100,000         116,737
Kern River
  Funding Corp.~~
  4.893% 04/30/2018                                      200,000         205,780

    The accompanying notes are an integral part of the financial statements.

                                                     PRINCIPAL         MARKET
                                                       AMOUNT          VALUE
                                                   -------------   -------------
Kimco Realty Corp.
  Series MTNB
  7.860% 11/01/2007                                $     350,000   $     415,910
Leucadia National Corp.
  7.750% 08/15/2013                                      350,000         374,937
Liberty Media Corp.
  8.250% 02/01/2030                                      800,000         923,382
Lockheed Martin Corp.
  8.500% 12/01/2029                                      350,000         475,718
Meritor Automotive, Inc.
  6.800% 02/15/2009                                      500,000         521,875
Merrill Lynch & Co., Inc.
  Series MTNB
  2.470% 03/10/2006                                      250,000         252,325
MidAmerican Energy
  Holdings Co.~~
  3.500% 05/15/2008                                      275,000         276,479
Millipore Corp.
  7.500% 04/01/2007                                    1,000,000       1,060,000
Mobil Corp.
  8.625% 08/15/2021                                    1,000,000       1,392,628
Mohawk Industries, Inc.
  Series D
  7.200% 04/15/2012                                      175,000         205,069
National Rural
  Utilities Cooperative
  Finance Corp.
  8.000% 03/01/2032                                      500,000         644,838
Newell Rubbermaid, Inc.
  4.000% 05/01/2010                                      100,000         101,897
News America
  Holdings, Inc.
  9.250% 02/01/2013                                      500,000         667,680
North Finance
  (Bermuda) Limited~~
  7.000% 09/15/2005                                    1,000,000       1,089,093
Progress Energy, Inc.
  6.550% 03/01/2004                                      400,000         412,658
Qwest Corp.~~
  8.875% 03/15/2012                                      225,000         251,438
Raytheon Co.
  6.750% 08/15/2007                                      250,000         282,986
Ryder System, Inc.
  6.600% 11/15/2005                                      750,000         814,390
Scholastic Corp.
  7.000% 12/15/2003                                      750,000         768,524
Sealed Air Corp.~~
  5.625% 07/15/2013                                       70,000          70,612
Sprint Capital Corp.
  6.900% 05/01/2019                                      500,000         523,724
SuperValu, Inc.
  7.875% 08/01/2009                                      500,000         582,948
Telefonica Europe BV
  7.350% 09/15/2005                                $     700,000   $     781,533
Tenet Healthcare Corp.
  6.375% 12/01/2011                                      175,000         164,500
Textron Financial Corp.
  Series MTNE
  5.950% 03/15/2004                                      495,000         508,486
Thomas & Betts Corp.
  8.250% 01/15/2004                                      500,000         515,000
Toro Co.
  7.800% 06/15/2027                                      325,000         357,394
Tyco International
  Group SA
  6.375% 02/15/2006                                      375,000         390,938
Tyco International
  Group SA
  6.375% 10/15/2011                                      325,000         342,875
Tyson Foods, Inc.
  8.250% 10/01/2011                                       35,000          41,441
US Airways,
  Inc. Class B*~~~
  7.500% 04/15/2008                                      434,841           8,697
Verizon Global
  Funding Corp.
  7.375% 09/01/2012                                      175,000         213,448
Verizon Global
  Funding Corp.
  7.750% 12/01/2030                                      350,000         443,267
Vodafone Group PLC
  5.375% 01/30/2015                                      175,000         186,898
Vulcan Materials Co.
  6.000% 04/01/2009                                      250,000         282,549
WorldCom, Inc.*~~~
  6.500% 05/15/2004                                      500,000         147,500
WorldCom, Inc.*~~~
  8.250% 05/15/2031                                      155,000          45,725
WPP Finance (USA) Corp.
  6.625% 07/15/2005                                      675,000         712,739
                                                                   -------------

TOTAL CORPORATE DEBT
(COST $31,668,309)                                                    33,515,874
                                                                   =============
MUNICIPAL OBLIGATIONS -- 0.1%

GENERAL OBLIGATIONS
Illinois State
  Taxable Pension
  5.100% 06/01/2033                                      365,000         358,930
                                                                   -------------

TOTAL MUNICIPAL
OBLIGATIONS
(COST $365,000)                                                          358,930
                                                                   =============
NON-U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 2.0%

COLLATERALIZED MORTGAGE OBLIGATIONS
Asset Securitization Corp.
  Series 1995-MD4,
  Class A1
  7.100% 08/13/2029                                $     800,807   $     872,221
CS First Boston Mortgage
  Securities Corp.
  Series 1998-C2, Class A1
  5.960% 11/11/2030                                      470,665         507,571
CS First Boston Mortgage
  Securities Corp.
  Series 2002-H1N,
  Class A~~
  8.000% 08/27/2032                                       99,108          97,126
GSR Mortgage Loan Trust
  Series 2002-8F,
  Class 3AA1
  6.500% 09/25/2032                                      205,435         209,456
Merrill Lynch Mortgage
  Investors, Inc.
  Series 1998-C1, Class A1
  6.310% 11/15/2026                                      456,399         474,922
Salomon Brothers
  Mortgage Securities
  Series 1997-TZH,
  Class B~~
  7.491% 03/25/2022                                      750,000         821,477
Salomon Brothers
  Mortgage Securities
  Series 2001-MMA,
  Class A1~~
  5.323% 02/18/2034                                      583,930         616,576
Starwood Commercial
  Mortgage Trust
  Series 1999-C1A,
  Class B~~
  6.920% 02/03/2014                                    1,000,000       1,110,594
Structured Asset
  Securities Corp.
  Series 1998-ALS2,
  Class 1A
  6.750% 03/25/2029                                      376,866         386,081
Vendee Mortgage Trust
  Series 1992-1, Class 2Z
  7.750% 05/15/2022                                      385,893         441,736
                                                                   -------------
TOTAL NON-U.S. GOVERNMENT
AGENCY OBLIGATIONS
(COST $5,246,853)                                                      5,537,760
                                                                   =============

    The accompanying notes are an integral part of the financial statements.

                                                     PRINCIPAL         MARKET
                                                       AMOUNT          VALUE
                                                   -------------   -------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS -- 8.4%

FEDERAL HOME LOAN MORTGAGE CORPORATION
(FHLMC) -- 1.3%
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%
FHLMC
  Series W067, Class A
  6.420% 12/01/2005                                $     189,243   $     207,961
                                                                   -------------

PASS-THROUGH SECURITIES -- 1.2%
FHLMC
  6.000% 09/01/2016-
         10/01/2032                                    1,455,587       1,512,984
FHLMC
  6.500% 08/01/2016-
         08/01/2032                                    1,195,139       1,248,129
FHLMC
  8.000% 06/01/2027                                      289,015         315,376
FHLMC
  9.000% 03/01/2017                                       25,591          28,129
                                                                   -------------

TOTAL PASS-THROUGH SECURITIES                                          3,104,618
                                                                   -------------

TOTAL FEDERAL HOME LOAN MORTGAGE
CORPORATION (FHLMC)                                                    3,312,579
                                                                   =============

FEDERAL NATIONAL MORTGAGE ASSOCIATION
(FNMA) -- 4.9%
PASS-THROUGH SECURITIES
FNMA
  4.500% 06/01/2018-
         07/01/2018                                    1,149,887       1,174,816
FNMA
  5.500% 12/01/2016-
         03/01/2033                                    4,706,950       4,897,004
FNMA
  6.000% 05/01/2016-
         01/01/2032                                    2,075,014       2,161,618
FNMA
  6.500% 10/01/2031-
         09/01/2032                                    2,634,531       2,752,467
FNMA
  7.000% 01/01/2031-
         05/01/2031                                      670,804         708,838
FNMA
  7.500% 10/01/2029-
         05/01/2030                                    1,037,142       1,105,335
FNMA
  8.000% 05/01/2013-
         10/01/2031                                      474,511         512,301
                                                                   -------------

TOTAL PASS-THROUGH SECURITIES                                         13,312,379
                                                                   =============

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(GNMA) -- 2.2%
PASS-THROUGH SECURITIES
GNMA
  6.000% 01/15/2032-
         08/15/2032                                $   1,146,457   $   1,204,362
GNMA
  6.500% 06/15/2023-
         03/15/2029                                    3,139,789       3,317,686
GNMA
  7.000% 08/15/2023-
         07/15/2032                                      674,449         717,183
GNMA
  7.500% 10/15/2006-
         06/15/2017                                      455,887         484,991
GNMA
  8.000% 11/15/2004-
         07/15/2008                                      198,031         207,931
GNMA
  9.000% 12/15/2008-
         05/15/2009                                       93,685         102,877
                                                                   -------------

TOTAL PASS-THROUGH SECURITIES                                          6,035,030
                                                                   -------------

OTHER AGENCIES -- 0.0%
PASS-THROUGH SECURITIES
New Valley Generation IV
  4.687% 01/15/2022                                      100,000         103,839
                                                                   -------------

TOTAL U.S. GOVERNMENT
AGENCY OBLIGATIONS
(COST $21,668,745)                                                    22,763,827
                                                                   =============

U.S. TREASURY OBLIGATIONS -- 2.0%

U.S. TREASURY BONDS -- 1.6%
U.S. Treasury Bond
  6.125% 08/15/2029                                      355,000         433,710
U.S. Treasury Bond
  8.750% 05/15/2017                                    2,625,000       3,929,707
                                                                   -------------

TOTAL U.S. TREASURY BONDS                                              4,363,417
                                                                   -------------

U.S. TREASURY NOTES -- 0.4%
U.S. Treasury Note
  5.750% 08/15/2010                                      905,000       1,059,274
                                                                   -------------

TOTAL U.S. TREASURY
OBLIGATIONS
(COST $4,493,200)                                                      5,422,691
                                                                   =============

TOTAL BONDS & NOTES
(COST $66,008,601)                                                    70,085,215
                                                                   =============

TOTAL LONG TERM INVESTMENTS
(COST $231,039,221)                                                  237,655,031
                                                                   =============

SHORT-TERM INVESTMENTS -- 16.8%

CASH EQUIVALENTS -- 4.7%**
Bank of Montreal
  Eurodollar Time Deposit
  1.080% 07/02/2003                                $     270,731   $     270,731
Bank of Montreal
  Eurodollar Time Deposit
  1.150% 07/09/2003                                      212,313         212,313
Bayerische Hypo-und
  Vereinsbank Bank Note
  1.530% 09/09/2003                                    1,353,656       1,353,656
Canadian Imperial
  Bank of Commerce
  Bank Note
  1.500% 05/18/2004                                    1,353,656       1,353,656
Den Danske Bank
  Eurodollar Time Deposit
  1.040% 07/28/2003                                      270,731         270,731
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                      820,836         820,836
Goldman Sachs Group, Inc.
  Medium Term Note
  1.130% 09/17/2003                                      135,366         135,366
Keybank
  Eurodollar Time Deposit
  1.250% 07/01/2003                                    1,055,852       1,055,852
Merrill Lynch & Co.
  Medium Term Note
  1.615% 11/26/2003                                      203,048         203,048
Merrill Lynch Premier
  Institutional Money
  Market Fund                                            588,264         588,264
Merrimac Money
  Market Fund                                          2,213,228       2,213,228
Metropolitan Life
  Insurance Co.
  Funding Agreement
  1.350% 11/03/2003                                      676,828         676,828
Morgan Stanley Dean
  Witter & Co.
  1.455% 01/29/2004                                      541,462         541,462
National Bank
  of Commerce
  1.073% 11/19/2003                                      338,414         338,414
Royal Bank of Canada
  Eurodollar Time Deposit
  1.031% 07/07/2003                                    1,218,290       1,218,290
Royal Bank of Canada
  Eurodollar Time Deposit
  1.300% 07/01/2003                                      812,194         812,194

    The accompanying notes are an integral part of the financial statements.

                                                     PRINCIPAL         MARKET
                                                       AMOUNT          VALUE
                                                   -------------   -------------
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.050% 07/28/2003                                $     676,828   $     676,828
                                                                   -------------
                                                                      12,741,697
                                                                   -------------

COMMERCIAL PAPER -- 12.1%
ConAgra Foods, Inc.
  1.330% 07/01/2003                                    2,895,000       2,895,000
ITT Industries, Inc.
  1.180% 07/14/2003                                    6,525,000       6,522,220
Kinder Morgan, Inc.
  1.150% 07/07/2003                                    3,705,000       3,704,290
Kinder Morgan, Inc.
  1.200% 07/16/2003                                    1,700,000       1,699,150
National Fuel Gas Co.
  1.200% 07/02/2003                                    4,085,000       4,084,864
OGE Engergy Corp.
  1.100% 07/08/2003                                    3,170,000       3,169,322
Praxair, Inc.
  1.000% 07/03/2003                                    3,630,000       3,629,798
Textron Financial Corp.
  1.160% 07/09/2003                                    4,070,000       4,068,951
Washington Mutual
  Financial Corp.
  1.070% 07/15/2003                                    2,995,000       2,993,754
                                                                   -------------
                                                                      32,767,349
                                                                   -------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                   45,509,046
                                                                   =============

TOTAL INVESTMENTS -- 104.5%
(COST $276,548,267)***                                               283,164,077

OTHER ASSETS/
(LIABILITIES) -- (4.5%)                                              (12,069,740)
                                                                   =============
NET ASSETS -- 100.0%                                               $ 271,094,337
                                                                   =============

NOTES TO PORTFOLIO OF INVESTMENTS
*   Non-income producing security.
**  Represents investments of security lending collateral. (NOTE 2).
*** Aggregate cost for Federal tax purposes. (NOTE 7).
~ This security is valued in good faith under procedures established by the board of directors.
~~ Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
~~~ Security is currently in default.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL BALANCED FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                                     JUNE 30, 2003
                                                                                                      (UNAUDITED)
                                                                                                    --------------
ASSETS:
        Investments, at value (cost $231,039,221) (NOTE 2)                                          $  237,655,031
        Short-term investments, at amortized cost (NOTE 2)                                              45,509,046
                                                                                                    --------------
            Total Investments (including securities on loan with market values of $12,194,551)         283,164,077
        Receivables from:
            Investments sold                                                                               716,218
            Interest and dividends                                                                       1,096,717
                                                                                                    --------------
                 Total assets                                                                          284,977,012
                                                                                                    --------------
LIABILITIES:
        Payables for:
            Investments purchased                                                                          889,624
            Securities on loan (NOTE 2)                                                                 12,741,697
            Directors' fees and expenses (NOTE 3)                                                            7,207
            Affiliates (NOTE 3):
                 Investment management fees                                                                111,317
                 Administration fees                                                                        22,245
                 Service fees                                                                                3,598
        Due to custodian                                                                                    91,634
        Accrued expense and other liabilities                                                               15,353
                                                                                                    --------------
                 Total liabilities                                                                      13,882,675
                                                                                                    --------------
        NET ASSETS                                                                                  $  271,094,337
                                                                                                    ==============
NET ASSETS CONSIST OF:
        Paid-in capital                                                                             $  328,898,304
        Undistributed net investment income                                                              2,991,734
        Accumulated net realized loss on investments and futures contracts                             (67,411,511)
        Net unrealized appreciation on investments                                                       6,615,810
                                                                                                    --------------
                                                                                                    $  271,094,337
                                                                                                    ==============

NET ASSETS:
        Class A                                                                                     $    5,924,057
                                                                                                    ==============
        Class L                                                                                     $    2,319,701
                                                                                                    ==============
        Class Y                                                                                     $    1,711,594
                                                                                                    ==============
        Class S                                                                                     $  261,030,044
                                                                                                    ==============
        Class N                                                                                     $      108,941
                                                                                                    ==============

SHARES OUTSTANDING:
        Class A                                                                                            715,589
                                                                                                    ==============
        Class L                                                                                            278,219
                                                                                                    ==============
        Class Y                                                                                            199,007
                                                                                                    ==============
        Class S                                                                                         31,189,215
                                                                                                    ==============
        Class N                                                                                             13,237
                                                                                                    ==============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        Class A                                                                                     $         8.28
                                                                                                    ==============
        Class L                                                                                     $         8.34
                                                                                                    ==============
        Class Y                                                                                     $         8.60
                                                                                                    ==============
        Class S                                                                                     $         8.37
                                                                                                    ==============
        Class N                                                                                     $         8.23
                                                                                                    ==============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                                   SIX MONTHS ENDED
                                                                                                    JUNE 30, 2003
                                                                                                     (UNAUDITED)
                                                                                                    --------------
INVESTMENT INCOME (NOTE 2):
        Dividends                                                                                   $    1,488,040
        Interest (including securities lending income of $5,619)                                         2,387,213
                                                                                                    --------------
                Total investment income                                                                  3,875,253
                                                                                                    --------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                                                623,859
        Custody fees                                                                                        22,913
        Audit and legal fees                                                                                10,718
        Shareholder reporting fees                                                                           4,696
        Directors' fees (NOTE 3)                                                                             2,870
        Trustee reporting                                                                                    2,609
                                                                                                    --------------
                                                                                                           667,665

        Administration fees (NOTE 3):
            Class A                                                                                         10,873
            Class L                                                                                          5,973
            Class Y                                                                                          2,117
            Class S                                                                                        106,324
            Class N                                                                                            227
        Service fees (NOTE 3):
            Class A                                                                                          6,878
            Class N                                                                                            127
        Distribution fees (NOTE 3):
            Class N                                                                                            127
                                                                                                    --------------
                Total expenses                                                                             800,311
                                                                                                    --------------
                NET INVESTMENT INCOME                                                                    3,074,942
                                                                                                    --------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized gain (loss) on:
            Investment transactions                                                                     (7,561,629)
            Closed futures contracts                                                                        21,450
                                                                                                    --------------
                Net realized loss                                                                       (7,540,179)
                                                                                                    --------------
        Net change in unrealized appreciation (depreciation) on investments                             25,503,958
                                                                                                    --------------
                NET REALIZED AND UNREALIZED GAIN                                                        17,963,779
                                                                                                    --------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $   21,038,721
                                                                                                    ==============

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SIX MONTHS ENDED
                                                                                   JUNE 30, 2003      YEAR ENDED
                                                                                     (UNAUDITED)   DECEMBER 31, 2002
                                                                                  ---------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income                                                      $    3,074,942   $    8,234,302
        Net realized loss on investment transactions and futures contracts             (7,540,179)     (27,100,022)
        Net change in unrealized appreciation (depreciation) on investments
         and futures contracts                                                         25,503,958      (20,865,715)
                                                                                   --------------   --------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            21,038,721      (39,731,435)
                                                                                   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
        From net investment income:
        Class A                                                                                 -         (139,540)
        Class L                                                                                 -          (91,598)
        Class Y                                                                                 -          (69,654)
        Class S                                                                                 -       (8,181,156)
                                                                                   --------------   --------------
            TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                                      -       (8,481,948)
                                                                                   --------------   --------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                                             2,674         (760,826)
        Class L                                                                        (1,208,909)        (148,401)
        Class Y                                                                          (868,082)        (233,937)
        Class S                                                                       (20,315,640)     (42,716,745)
        Class N                                                                                 -          101,000*
                                                                                   --------------   --------------
            DECREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                   (22,389,957)     (43,758,909)
                                                                                   --------------   --------------
        TOTAL DECREASE IN NET ASSETS                                                   (1,351,236)     (91,972,292)
NET ASSETS:
        Beginning of period                                                           272,445,573      364,417,865
                                                                                   --------------   --------------
        End of period (including undistributed net investment income of
         $2,991,734 and accumulated net investment loss of
         $83,208, respectively)                                                    $  271,094,337   $  272,445,573
                                                                                   ==============   ==============

 *   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          CLASS A
                                                                          -------
                                                  SIX MONTHS ENDED
                                                       6/30/03     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                     (UNAUDITED)    12/31/02     12/31/01(a)    12/31/00
                                                  ---------------- ----------    -----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD                  $   7.66      $   8.93      $   9.81      $  13.21
                                                      --------      --------      --------      --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                   0.07***       0.17***       0.20***       0.35***
  Net realized and unrealized gain (loss)
   on investments                                         0.55         (1.24)        (0.84)        (0.41)
                                                      --------      --------      --------      --------
       Total income (loss) from investment
        operations                                        0.62         (1.07)        (0.64)        (0.06)
                                                      --------      --------      --------      --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 -         (0.20)        (0.24)        (0.49)
  Tax return of capital                                      -             -             -             -
  From net realized gains                                    -             -         (0.00)****    (2.85)
                                                      --------      --------      --------      --------
       Total distributions                                   -         (0.20)        (0.24)        (3.34)
                                                      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD                        $   8.28      $   7.66      $   8.93      $   9.81
                                                      ========      ========      ========      ========
TOTAL RETURN@                                             8.09%**     (11.98)%       (6.51)%       (0.58)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $  5,924      $  5,490      $  7,168      $  4,095
  Net expenses to average daily net assets                1.16%*        1.16%         1.16%         1.15%
  Net investment income to average daily net assets       1.83%*        2.08%         2.20%         2.64%
  Portfolio turnover rate                                   35%**         94%           85%          100%

                                                                CLASS A
                                                                -------
                                                      YEAR ENDED      YEAR ENDED
                                                       12/31/99        12/31/98+
                                                      ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD                   $  14.20        $  14.03
                                                       --------        --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.40***         0.41***
  Net realized and unrealized gain (loss)
   on investments                                         (0.70)           1.36
                                                       --------        --------
       Total income (loss) from investment
        operations                                        (0.30)           1.77
                                                       --------        --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                              (0.47)          (0.58)
  Tax return of capital                                   (0.00)****          -
  From net realized gains                                 (0.22)          (1.02)
                                                       --------        --------
       Total distributions                                (0.69)          (1.60)
                                                       --------        --------
NET ASSET VALUE, END OF PERIOD                         $  13.21        $  14.20
                                                       ========        ========
TOTAL RETURN@                                             (2.17)%         12.78%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $    573        $    177
  Net expenses to average daily net assets                 1.15%           1.20%
  Net investment income to average daily net assets        2.87%           2.76%
  Portfolio turnover rate                                    19%             30%

                                                                                     CLASS L
                                                                                     -------
                                                   SIX MONTHS ENDED
                                                       6/30/03       YEAR ENDED    YEAR ENDED     YEAR ENDED      PERIOD ENDED
                                                     (UNAUDITED)      12/31/02     12/31/01(a)     12/31/00         12/31/99~
                                                   ----------------  ----------    -----------    ----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $   7.71       $   8.98      $   9.85       $  13.22         $  14.62
                                                       ---------      --------      --------       --------         --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.08***        0.20***       0.23***        0.39***          0.47***
  Net realized and unrealized gain (loss)
   on investments                                          0.55          (1.25)        (0.85)         (0.42)           (1.15)
                                                       --------       --------      --------       --------         --------
       Total income (loss) from investment
        operations                                         0.63          (1.05)        (0.62)         (0.03)           (0.68)
                                                       --------       --------      --------       --------         --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                  -          (0.22)        (0.25)         (0.49)           (0.50)
  Tax return of capital                                       -              -             -              -            (0.00)****
  From net realized gains                                     -              -         (0.00)****     (2.85)           (0.22)
                                                       --------       --------      --------       --------         --------
       Total distributions                                    -          (0.22)        (0.25)         (3.34)           (0.72)
                                                       --------       --------      --------       --------         --------
NET ASSET VALUE, END OF PERIOD                         $   8.34       $   7.71      $   8.98       $   9.85         $  13.22
                                                       ========       ========      ========       ========         ========
TOTAL RETURN@                                              8.17%**      (11.67)%       (6.31)%        (0.35)%          (4.69)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $  2,320       $  3,280      $  3,976       $  4,721         $    173
  Net expenses to average daily net assets                 0.91%*         0.91%         0.91%          0.90%            0.89%*
  Net investment income to average daily net assets        2.07%*         2.33%         2.47%          2.97%            4.97%*
  Portfolio turnover rate                                    35%**          94%           85%           100%              19%**

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  **** TAX RETURN OF CAPITAL AND DISTRIBUTIONS FROM NET REALIZED GAINS ARE LESS
       THAN $0.01 PER SHARE.
  ~ FOR THE PERIOD MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
  +    AMOUNTS HAVE BEEN RESTATED TO REFLECT REVERSE STOCK SPLITS.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (a) THE FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS A DECREASE TO NET INVESTMENT INCOME OF LESS THAN $0.01 PER SHARE, AN INCREASE TO NET REALIZED AND UNREALIZED GAINS AND LOSSES OF LESS THAN $0.01 PER SHARE AND A DECREASE OF THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.01%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

    The accompanying notes are an integral part of the financial statements.

                                                                         CLASS Y
                                                                         -------
                                                   SIX MONTHS ENDED
                                                        6/30/03         YEAR ENDED         YEAR ENDED
                                                      (UNAUDITED)        12/31/02          12/31/01(a)
                                                   ----------------     ----------         -----------
NET ASSET VALUE, BEGINNING OF PERIOD                   $   7.94          $   9.25           $  10.14
                                                       --------          --------           --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.09***           0.21***            0.25***
  Net realized and unrealized gain (loss)
   on investments                                          0.57             (1.29)             (0.88)
                                                       --------          --------           --------
      Total income (loss) from investment
       operations                                          0.66             (1.08)             (0.63)
                                                       --------          --------           --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                  -             (0.23)             (0.26)
  Tax return of capital                                       -                 -                  -
  From net realized gains                                     -                 -              (0.00)****
                                                       --------          --------           --------
      Total distributions                                     -             (0.23)             (0.26)
                                                       --------          --------           --------
NET ASSET VALUE, END OF PERIOD                         $   8.60          $   7.94           $   9.25
                                                       ========          ========           ========
TOTAL RETURN@                                              8.31%**         (11.64)%            (6.19)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $  1,712          $  2,438           $  3,087
  Net expenses to average daily net assets                 0.76%*            0.76%              0.76%
  Net investment income to average daily net assets        2.21%*            2.48%              2.62%
  Portfolio turnover rate                                    35%**             94%                85%

                                                                         CLASS Y
                                                                         -------

                                                      YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                       12/31/00          12/31/99           12/31/98+
                                                      ----------        ----------         ----------
NET ASSET VALUE, BEGINNING OF PERIOD                   $  13.24          $  14.20           $  14.06
                                                       --------          --------           --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.42***           0.46***            0.48***
  Net realized and unrealized gain (loss)
   on investments                                         (0.44)            (0.71)              1.36
                                                       --------          --------           --------
      Total income (loss) from investment
       operations                                         (0.02)            (0.25)              1.84
                                                       --------          --------           --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                              (0.23)            (0.49)             (0.67)
  Tax return of capital                                       -             (0.00)****             -
  From net realized gains                                 (2.85)            (0.22)             (1.03)
                                                       --------          --------           --------
      Total distributions                                 (3.08)            (0.71)             (1.70)
                                                       --------          --------           --------
NET ASSET VALUE, END OF PERIOD                         $  10.14          $  13.24           $  14.20
                                                       ========          ========           ========
TOTAL RETURN@                                             (0.22)%           (1.77)%            13.23%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $  3,587          $ 59,381           $  1,051
  Net expenses to average daily net assets                 0.74%             0.75%              0.76%
  Net investment income to average daily net asset         3.20%             3.23%              3.21%
  Portfolio turnover rate                                   100%               19%                30%

                                                                              CLASS S
                                                                              -------
                                                     SIX MONTHS ENDED
                                                         6/30/03             YEAR ENDED           YEAR ENDED
                                                       (UNAUDITED)            12/31/02            12/31/01(a)
                                                       -----------          -----------           -----------
NET ASSET VALUE, BEGINNING OF PERIOD                   $      7.72          $      9.00           $      9.88
                                                       -----------          -----------           -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.09***              0.22***               0.26***
  Net realized and unrealized gain (loss)
   on investments                                             0.56                (1.25)                (0.86)
                                                       -----------          -----------           -----------
      Total income (loss) from investment
       operations                                             0.65                (1.03)                (0.60)
                                                       -----------          -----------           -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     -                (0.25)                (0.28)
  Tax return of capital                                          -                    -                     -
  From net realized gains                                        -                    -                 (0.00)****
                                                       -----------          -----------           -----------
      Total distributions                                        -                (0.25)                (0.28)
                                                       -----------          -----------           -----------
NET ASSET VALUE, END OF PERIOD                         $      8.37          $      7.72           $      9.00
                                                       ===========          ===========           ===========
TOTAL RETURN@                                                 8.42%**            (11.47)%               (6.07)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $   261,030          $   261,137           $   350,187
  Net expenses to average daily net assets                    0.60%*               0.60%                 0.60%
  Net investment income to average daily net assets           2.38%*               2.64%                 2.78%
  Portfolio turnover rate                                       35%**                94%                   85%

                                                                              CLASS S
                                                                              -------
                                                       YEAR ENDED            YEAR ENDED           YEAR ENDED
                                                        12/31/00              12/31/99            12/31/98(1)
                                                       -----------          -----------           -----------
NET ASSET VALUE, BEGINNING OF PERIOD                   $     13.25          $     14.20           $     13.59
                                                       -----------          -----------           -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.43***              0.48***               0.49***
  Net realized and unrealized gain (loss)
   on investments                                            (0.41)               (0.70)                 1.33
                                                       -----------          -----------           -----------
      Total income (loss) from investment
       operations                                             0.02                (0.22)                 1.82
                                                       -----------          -----------           -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.54)               (0.51)                (0.48)
  Tax return of capital                                          -                (0.00)****                -
  From net realized gains                                    (2.85)               (0.22)                (0.73)
                                                       -----------          -----------           -----------
      Total distributions                                    (3.39)               (0.73)                (1.21)
                                                       -----------          -----------           -----------
NET ASSET VALUE, END OF PERIOD                         $      9.88          $     13.25           $     14.20
                                                       ===========          ===========           ===========
TOTAL RETURN@                                                 0.00%               (1.58)%               13.50%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $   432,619          $   655,478           $   771,763
  Net expenses to average daily net assets                    0.59%                0.57%                 0.54%
  Net investment income to average daily net ass              3.28%                3.36%                 3.42%
  Portfolio turnover rate                                      100%                  19%                   30%

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  **** TAX RETURN OF CAPITAL AND DISTRIBUTIONS FROM NET REALIZED GAINS ARE LESS
       THAN $0.01 PER SHARE.
  +    AMOUNTS HAVE BEEN RESTATED TO REFLECT REVERSE STOCK SPLITS.
  (1)  CLASS S SHARES WERE PREVIOUSLY DESIGNATED AS CLASS 4 SHARES.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (a) THE FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS A DECREASE TO NET INVESTMENT INCOME OF LESS THAN $0.01 PER SHARE, AN INCREASE TO NET REALIZED AND UNREALIZED GAINS AND LOSSES OF LESS THAN $0.01 PER SHARE AND A DECREASE OF THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.01%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

    The accompanying notes are an integral part of the financial statements.

                                                                                                      CLASS N
                                                                                                      -------
                                                                                     SIX MONTHS ENDED
                                                                                          6/30/03               PERIOD ENDED
                                                                                        (UNAUDITED)              12/31/02~
                                                                                     ----------------          --------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                  $         7.63           $         7.63
                                                                                      --------------           --------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                                  0.06***                 (0.00)***~~
  Net realized and unrealized gain (loss) on investments                                        0.54                    (0.00)~~
                                                                                      --------------           --------------
       Total income (loss) from investment operations                                           0.60                    (0.00)
                                                                                      --------------           --------------
NET ASSET VALUE, END OF PERIOD                                                        $         8.23           $         7.63
                                                                                      ==============           ==============
TOTAL RETURN@                                                                                   7.86%**(b)                  -^

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                                   $          109           $          101
  Net expenses to average daily net assets                                                      1.46%*                      -^
  Net investment income to average daily net assets                                             1.52%*                      -^
  Portfolio turnover rate                                                                         35%**                    94%

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ~    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  ~~ NET INVESTMENT LOSS AND NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ARE LESS THAN $0.01 PER SHARE.
  ^    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL CORE VALUE EQUITY FUND - PORTFOLIO MANAGER REPORT

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES FOR THE MASSMUTUAL CORE VALUE EQUITY FUND?

The objectives and policies of the Fund are to:
-  achieve long-term growth of capital and income
-  utilize a value-oriented portfolio strategy in making investment decisions
-  utilize fundamental analysis to identify companies which:
   - have competitive advantages, management stability and financial strength
   - are attractively valued based on various financial ratios
   - have earnings growth potential that may not be recognized by the market at large
- invest in a diversified portfolio of equity securities of larger, well established firms (generally with market capitalizations exceeding $2 billion)

HOW DID THE FUND PERFORM DURING THE FIRST HALF OF 2003?

For the six months ending June 30, 2003, the Fund's Class S shares returned 10.24%, underperforming both the 11.75% return of the Standard & Poor's 500 Index and the 11.57% return of the Russell 1000 Value Index.

The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with attributes common to the value universe. The Russell 1000 Index tracks the performance of the 1,000 largest U.S. companies based on total market capitalization. The S&P 500 is a market capitalization-weighted, unmanaged index of 500 common stocks.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

First quarter 2003 equity market performance rotated around war with Iraq, creating a heightened atmosphere of uncertainty that affected all areas of the market. The quarter also featured a continuation of generally downward economic data. For the period, large cap stocks performed slightly better than the broader market and small- and mid cap stocks declined the most. During this time, the portfolio experienced weakness in the producer durables, integrated oils and financial services sectors. In addition, stock selection in the consumer staples sector detracted from relative returns, largely because of litigation concerns tied to our position in Altria, the parent company of Philip Morris USA. Conversely, areas that were favorable and proved to be relative safe havens during the quarter were the health care, materials and processing, and utilities sectors. In addition, against the backdrop of a surprisingly resilient housing market, the homebuilders that we emphasize--Pulte and KB Home--also fared well. On the other hand, defense contractors, such as Boeing and Lockheed Martin, fell during the quarter, so our avoidance of these shares also helped.

The second quarter witnessed a remarkable turnaround. After three years of a bear market that took no prisoners, the S&P 500 Index posted a 15.4% gain. The rally, which began in March during the early stages of the war in Iraq, gained momentum as investors became more confident about the outlook for the economy and corporate profits. During the quarter, small cap stocks outperformed large caps by a wide margin. Within large caps, value companies outperformed their growth counterparts and all economic sectors advanced, led by the performance of producer durables, consumer discretionary, technology and utility companies.

While equity market performance was strong during the period, it was led by the areas of the market that to date have exhibited the weakest fundamentals and highest-risk profiles. This worked against portfolio strategy and resulted in relative underperformance, although the portfolio turned in impressive results on an absolute basis. Also working against our strategy during the second quarter was the market's favoring of small cap stocks over large cap stocks by a significant margin.

Our underperformance relative to the benchmark resulted in part from our emphasis on railways. CSX and Norfolk Southern underperformed, reflecting weakened demand for coal and industrial shipments. In the financial services sector, CIGNA lagged the market, reflecting investors' anxiety over management's ability to successfully negotiate new contracts with HMO customers. Freddie Mac also declined after disclosing accounting issues that resulted in the overstatement of past years' earnings; Fannie Mae fell in sympathy. We remain confident in the prospects for Freddie Mac, however, and added slightly to our position based on our belief that the recent management shake-up will ultimately strengthen the company.

Areas of relative strength for the portfolio during the second quarter were the consumer discretionary and consumer staples sectors. Stock selection among the consumer sectors was highly favorable, highlighted by strong results from companies including McDonald's Corp. and Rite-Aid Corp. Another bright spot was Altria, which rose almost 54% this quarter as a result of the dismissal of a class action suit in Florida that had far-reaching implications for future tobacco class action lawsuits. Additionally, performance was very favorable in the utility sector; the portfolio's health care and oil-related companies advanced as well.

WHAT IS YOUR OUTLOOK?

The market's rally over the past four months has brought valuations to levels somewhat above their long-term averages based on traditional measures such as price-to-sales and price-to-forward earnings. However, the spread in return expectations between stocks and bonds remains wide by historic standards; with interest rates so low, we continue to find equities more attractive than bonds.

We currently have a fairly constructive view on the economy and the stock market for the second half of 2003 and going into 2004. We expect the economy to pick up some GRADUAL momentum in the second half of the year, driven by the massive amounts of monetary stimulus present today and the fiscal stimulus coming from Washington in 2004. Additionally, portions of the investing community have also begun to anticipate a gradual recovery. For four consecutive months we have seen net inflows into equity mutual funds totaling $40 billion. This follows almost a full year of consecutive monthly net outflows.

We caution, however, that we are heading into "earnings season"--the time when many U.S. companies report their second quarter operating results and their near-term outlooks. Expectations for a second-half recovery have begun to get priced into the market, but they are predicated on encouraging earnings news. If that fails to materialize, it could be a long summer for many investors.

                        MASSMUTUAL CORE VALUE EQUITY FUND
                        LARGEST STOCK HOLDINGS (6/30/03)

Citigroup, Inc.
Exxon Mobil Corp.
Bank of America Corp.
Verizon Communications, Inc.
McDonald's Corp.
American International Group, Inc.
Wells Fargo & Co.
Rockwell Collins, Inc.
Weyerhaeuser Co.
Pfizer, Inc.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Core Value Equity Fund Class S and the S&P 500 Index

  MASSMUTUAL CORE VALUE EQUITY FUND
  TOTAL RETURN

                                                          FIVE YEAR          SINCE INCEPTION
                   YEAR TO DATE          ONE YEAR       AVERAGE ANNUAL       AVERAGE ANNUAL
                 1/1/03 - 6/30/03    7/1/02 - 6/30/03  7/1/98 - 6/30/03     10/3/94 - 6/30/03
  Class S               10.24%          -3.16%              -3.72%                7.20%
------------------------------------------------------------------------------------------------
  S&P 500 Index         11.75%           0.25%              -1.61%               10.77%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

              CLASS S    S&P 500 INDEX
10/3/1994    $ 10,000         $ 10,000
   Jun-95    $ 11,613         $ 12,017
   Jun-96    $ 14,276         $ 15,139
   Jun-97    $ 18,435         $ 20,389
   Jun-98    $ 22,196         $ 26,535
   Jun-99    $ 25,584         $ 32,575
   Jun-00    $ 22,247         $ 34,939
   Jun-01    $ 21,913         $ 29,760
   Jun-02    $ 18,963         $ 24,411
   Jun-03    $ 18,364         $ 24,471

Hypothetical Investments in MassMutual Core Value Equity Fund Class A, Class Y and S&P 500 Index

  MASSMUTUAL CORE VALUE EQUITY FUND
  TOTAL RETURN

                                                          FIVE YEAR          SINCE INCEPTION
                   YEAR TO DATE          ONE YEAR       AVERAGE ANNUAL        AVERAGE ANNUAL
                 1/1/03 - 6/30/03   7/1/02 - 6/30/03    7/1/98 - 6/30/03    1/1/98 - 6/30/03
  Class A               10.00%          -3.59%              -4.23%               -2.40%
  Class Y               10.28%          -3.29%              -3.83%               -1.99%
------------------------------------------------------------------------------------------------
  S&P 500 Index         11.75%           0.25%              -1.61%                1.50%

[CHART]

             CLASS A      CLASS Y     S&P 500 INDEX
1/1/1998    $ 10,000     $ 10,000          $ 10,000
  Jun-98    $ 10,860     $ 10,880          $ 11,770
  Jun-99    $ 12,431     $ 12,517          $ 14,449
  Jun-00    $ 10,751     $ 10,868          $ 15,497
  Jun-01    $ 10,537     $ 10,702          $ 13,200
  Jun-02    $  9,076     $  9,257          $ 10,828
  Jun-03    $  8,750     $  8,952          $ 10,854


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Core Value Equity Fund Class L and S&P 500 Index

  MASSMUTUAL CORE VALUE EQUITY FUND
  TOTAL RETURN

                                                         SINCE INCEPTION
                   YEAR TO DATE           ONE YEAR        AVERAGE ANNUAL
                 1/1/03 - 6/30/03     7/1/02 - 6/30/03   5/3/99 - 6/30/03
  Class L              10.18%              -3.43%             -7.41%
-------------------------------------------------------------------------
  S&P 500 Index        11.75%               0.25%             -5.96%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

           CLASS L                       S&P 500 INDEX
5/3/1999  $ 10,000                           $ 10,000
  Jun-99  $ 10,207                           $ 10,306
  Jun-00  $  8,859                           $ 11,053
  Jun-01  $  8,704                           $  9,415
  Jun-02  $  7,516                           $  7,723
  Jun-03  $  7,258                           $  7,742

Hypothetical Investments in MassMutual Core Value Equity Fund Class N, Class N (CDSC fees deducted) and S&P 500 Index

MASSMUTUAL CORE VALUE EQUITY FUND
TOTAL RETURN

                                       YEAR TO DATE      SINCE INCEPTION
                                     1/1/03 - 6/30/03   12/31/02 - 6/30/03
  Class N                                9.76%               9.91%
  Class N (CDSC fees deducted)           8.76%               8.91%
----------------------------------------------------------------------------
  S&P 500 Index                         11.75%              11.83%

[CHART]

                                          CLASS N
            CLASS N                 (CDSC FEES DEXUCTED)        S&P 500 INDEX
12/31/2002  $ 10,000                       $ 10,000                $ 10,000
 3/31/2003  $  9,512                       $  9,412                $  9,684
 6/30/2003  $ 10,991                       $ 10,891                $ 11,175

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL CORE VALUE EQUITY FUND - PORTFOLIO OF INVESTMENTS

JUNE 30, 2003 (UNAUDITED)

                                                     NUMBER OF         MARKET
                                                       SHARES          VALUE
                                                   -------------   -------------
EQUITIES -- 99.0%

ADVERTISING -- 0.0%
Getty Images, Inc.*                                          200   $       8,260
Harte-Hanks, Inc.                                          1,200          22,800
                                                                   -------------
                                                                          31,060
                                                                   -------------

AEROSPACE & DEFENSE -- 4.2%
Boeing Co.                                                 9,100         312,312
General Dynamics Corp.                                     4,300         311,750
Honeywell
  International, Inc.                                     23,200         622,920
Lockheed Martin Corp.                                    297,700      14,161,589
Northrop Grumman Corp.                                     4,900         422,821
Rockwell Collins, Inc.                                   931,500      22,942,845
United Technologies Corp.                                  9,500         672,885
                                                                   -------------
                                                                      39,447,122
                                                                   -------------

AIR TRANSPORTATION -- 0.0%
JetBlue Airways Corp.*                                       300          12,687
SkyWest, Inc.                                                700          13,342
                                                                   -------------
                                                                          26,029
                                                                   -------------

APPAREL, TEXTILES & SHOES -- 1.9%
Columbia Sportswear Co.*                                   2,400         123,384
Jones Apparel Group, Inc.*                                 4,100         119,966
Limited Brands                                         1,018,700      15,789,850
Liz Claiborne, Inc.                                       37,200       1,311,300
Nike, Inc. Cl. B                                           1,300          69,537
Polo Ralph Lauren Corp.                                    1,000          25,790
Reebok
  International Limited*                                   3,200         107,616
VF Corp.                                                   3,500         118,895
                                                                   -------------
                                                                      17,666,338
                                                                   -------------

AUTOMOTIVE & PARTS -- 0.9%
American Axle &
  Manufacturing
  Holdings, Inc.*                                            900          21,510
ArvinMeritor, Inc.                                         2,000          40,360
Autoliv, Inc.                                             36,700         993,836
AutoNation, Inc.*                                          5,700          89,604
BorgWarner, Inc.                                             900          57,960
Cooper Tire & Rubber Co.                                   2,000          35,180
Dana Corp.                                                53,900         623,084
Delphi Corp.                                              93,700         808,631
Ford Motor Co.                                            66,600         731,934
General Motors Corp.                                      32,700       1,177,200
General Motors
  Corp. Cl. H*                                            14,500         185,745
Genuine Parts Co.                                         26,300         841,863
Lear Corp.*                                               23,900       1,099,878
Magna International,
  Inc. Cl. A                                              11,800   $     793,786
Paccar, Inc.                                               7,700         520,212
Sonic Automotive, Inc.*                                      300           6,573
SPX Corp.*                                                 1,400          61,684
Visteon Corp.                                              4,100          28,167
                                                                   -------------
                                                                       8,117,207
                                                                   -------------

BANKING, SAVINGS & LOANS -- 19.1%
AmSouth Bancorp.                                          61,500       1,343,160
Associated Banc-Corp                                       3,260         120,229
Astoria Financial Corp.                                    4,500         125,685
BancorpSouth, Inc.                                         2,500          52,125
Bank of America Corp.                                    347,900      27,494,537
Bank of Hawaii Corp.                                       2,000          66,300
Bank One Corp.                                            90,100       3,349,918
Banknorth Group, Inc.                                      4,300         109,736
BB&T Corp.                                                15,100         517,930
BOK Financial Corp.*                                       2,717         104,795
Capitol Federal Financial                                    800          22,488
Charter One
  Financial, Inc.                                          8,115         253,026
Citigroup, Inc.                                          866,300      37,077,640
City National Corp.                                        1,300          57,928
The Colonial
  BancGroup, Inc.                                          3,500          48,545
Comerica, Inc.                                            23,940       1,113,210
Commerce Bancshares, Inc.                                  1,890          73,615
Compass Bancshares, Inc.                                   5,000         174,650
Cullen/Frost Bankers, Inc.                                 1,000          32,100
Downey Financial Corp.                                       700          28,910
F.N.B. Corp.                                               1,365          41,305
Fannie Mae                                                 9,900         667,656
Fifth Third Bancorp                                      211,900      12,150,346
First Midwest
  Bancorp, Inc.                                            1,500          43,215
First Tennessee
  National Corp.                                           4,600         201,986
First Virginia Banks, Inc.                                 3,000         129,360
FirstMerit Corp.                                           2,600          59,436
FleetBoston
  Financial Corp.                                         95,900       2,849,189
Freddie Mac                                              319,200      16,205,784
Fulton Financial Corp.                                     2,887          57,365
Golden West Financial Corp.                               19,800       1,584,198
Greater Bay Bancorp                                        1,200          24,504
Greenpoint Financial Corp.                                 3,200         163,008
Hibernia Corp. Cl. A                                       5,100          92,616
Hudson City Bancorp, Inc.                                  2,400          61,368
Hudson United Bancorp                                      1,100   $      37,565
Independence Community
  Bank Corp.                                               1,700          47,974
J.P. Morgan Chase & Co.                                  110,300       3,770,054
KeyCorp                                                   56,400       1,425,228
M&T Bank Corp.                                             3,200         269,504
Marshall and Ilsley Corp.                                  7,600         232,408
National City Corp.                                      325,400      10,643,834
National Commerce
  Financial Corp.                                          5,800         128,702
New York Community
  Bancorp, Inc.                                            5,066         147,370
North Fork
Bancorporation, Inc.                                       3,800         129,428
Old National Bancorp                                       1,995          45,885
Park National Corp.                                          300          34,275
Popular, Inc.                                              5,200         200,668
Provident Financial
  Group, Inc.                                                700          17,941
Providian Financial Corp.*                                 5,100          47,226
Regions Financial Corp.                                   39,000       1,317,420
Roslyn Bancorp, Inc.                                       5,500         118,195
Silicon Valley Bancshares*                                 1,100          26,191
Sky Financial Group, Inc.                                  2,300          49,956
SLM Corp.                                                404,800      15,856,016
SouthTrust Corp.                                          10,900         296,480
Sovereign Bancorp, Inc.                                    9,700         151,805
State Street Corp.                                         3,300         130,020
SunTrust Banks, Inc.                                      24,000       1,424,160
TCF Financial Corp.                                          900          35,856
Trustmark Corp.                                            1,400          35,658
U.S. Bancorp                                             153,200       3,753,400
Union Planters Corp.                                      39,050       1,211,721
UnionBanCal Corp.                                          1,700          70,329
Valley National Bancorp                                    3,150          83,002
Wachovia Corp.                                           113,500       4,535,460
Washington Federal, Inc.                                   2,277          52,667
Washington Mutual, Inc.                                   85,600       3,535,280
Webster Financial Corp.                                    1,500          56,700
Wells Fargo & Co.                                        473,000      23,839,200
Westamerica Bancorp.                                         800          34,464
Whitney Holding Corp.                                      1,300          41,561
Zions Bancorp                                              2,800         141,708
                                                                   -------------
                                                                     180,473,174
                                                                   -------------

BEVERAGES -- 1.6%
Anheuser-Busch
  Companies, Inc.                                          9,200         469,660
The Coca-Cola Co.                                          9,500         440,895
Coca-Cola Enterprises, Inc.                                  500           9,075

    The accompanying notes are an integral part of the financial statements.

                                                     NUMBER OF         MARKET
                                                       SHARES          VALUE
                                                   -------------   -------------
Constellation Brands, Inc.*                                1,300   $      40,820
Diageo PLC
  Sponsored ADR                                          330,600      14,467,056
PepsiAmericas, Inc.                                        2,600          32,656
                                                                   -------------
                                                                      15,460,162
                                                                   -------------

BROADCASTING, PUBLISHING & PRINTING -- 2.8%
American Greetings
  Corp. Cl. A*                                             2,100          41,244
AOL Time Warner, Inc.*                                    99,300       1,597,737
Belo Corp. Cl. A                                           2,800          62,608
Cablevision Systems
  Corp. Cl. A*                                             4,200          87,192
Clear Channel
  Communications, Inc.*                                    8,000         339,120
Comcast Corp. Cl. A*                                     101,920       3,075,946
Cox Communications, Inc. Cl. A*                            6,200         197,780
Dow Jones & Co., Inc.                                        600          25,818
Emmis
  Communications Corp.*                                    1,000          22,950
Entercom
  Communications Corp.*                                      200           9,802
Fox Entertainment Group,
  Inc. Cl. A*                                              3,900         112,242
Gannett Co., Inc.                                        217,000      16,667,770
Hearst-Argyle
  Television, Inc.*                                          600          15,540
InterActiveCorp*                                           1,284          50,808
Knight Ridder, Inc.                                        2,600         179,218
Lee Enterprises, Inc.                                      1,500          56,295
Liberty Media Corp. Cl. A*                                99,600       1,151,376
McClatchy Co. Cl. A                                          900          51,858
The McGraw-Hill
  Companies, Inc.                                            900          55,800
Media General, Inc. Cl. A                                    400          22,880
Meredith Corp.                                             1,200          52,800
New York Times Co. Cl. A                                  15,700         714,350
Reader's Digest Association                                3,200          43,136
Tribune Co.                                                6,400         309,120
Viacom, Inc. Cl. B*                                       39,100       1,707,106
Washington Post Co. Cl. B                                    200         146,580
                                                                   -------------
                                                                      26,797,076
                                                                   -------------

BUILDING MATERIALS & CONSTRUCTION -- 0.2%
Lafarge North America, Inc.                                1,000          30,900
Martin Marietta
  Materials, Inc.                                          8,500         285,685
Masco Corp.                                               31,300         746,505
Vulcan Materials Co.                                      12,500         463,375
                                                                   -------------
                                                                       1,526,465
                                                                   -------------

CHEMICALS -- 5.0%
Air Products &
  Chemicals, Inc.                                          7,200         299,520
Albemarle Corp.                                              900   $      25,173
Ashland, Inc.                                             21,100         647,348
Cabot Corp.                                                1,700          48,790
Dow Chemical Co.                                         434,000      13,436,640
Du Pont (E.I.)
  de Nemours & Co.                                       336,600      14,016,024
Eastman Chemical Co.                                       2,400          76,008
Engelhard Corp.                                            3,500          86,695
FMC Corp.*                                                11,500         260,245
International Flavors &
  Fragrances, Inc.                                           800          25,544
The Lubrizol Corp.                                        18,800         582,612
Lyondell Chemical Co.                                     46,600         630,498
Monsanto Co.                                              10,300         222,892
PPG Industries, Inc.                                     328,200      16,652,868
Praxair, Inc.                                              5,400         324,540
Rohm & Haas Co.                                            5,000         155,150
                                                                   -------------
                                                                      47,490,547
                                                                   -------------

COMMERCIAL SERVICES -- 1.8%
Cendant Corp.*                                            34,400         630,208
Donnelley (R.R.) & Sons Co.                                1,800          47,052
Dun & Bradstreet Corp.*                                      500          20,550
Fluor Corp.                                                2,200          74,008
Global Payments, Inc.                                        100           3,550
Ikon Office Solutions, Inc.                                4,600          40,940
Jacobs Engineering
  Group, Inc.*                                             1,000          42,150
Rent-A-Center, Inc.*                                         100           7,581
Republic Services, Inc.*                                   5,100         115,617
Ribapharm, Inc.*                                             200           1,290
Ryder System, Inc.                                         1,900          48,678
Servicemaster Co.                                         12,600         134,820
Valassis
  Communications, Inc.*                                    1,200          30,864
Viad Corp.                                                   600          13,434
Waste Management, Inc.                                   649,700      15,651,273
                                                                   -------------
                                                                      16,862,015
                                                                   -------------

COMMUNICATIONS -- 1.6%
ADC
  Telecommunications, Inc.*                              261,400         608,539
Advanced Fibre
  Communications, Inc.*                                    6,000          97,620
Andrew Corp.*                                              3,200          29,440
Avaya, Inc.*                                              11,100          71,706
BCE, Inc.                                                309,200       7,145,612
Ciena Corp.*                                               6,800          35,292
Citizens Communications Co.*                               9,200         118,588
Harris Corp.                                               1,000          30,050
IDT Corp.*                                                 1,500          26,850
Nortel Networks Corp.*                                   418,300       1,129,410
Polycom, Inc.*                                               200           2,772
SBC Communications, Inc.                                 190,200       4,859,610
Scientific-Atlanta, Inc.                                   7,400   $     176,416
Tellabs, Inc.*                                            85,000         558,450
                                                                   -------------
                                                                      14,890,355
                                                                   -------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.1%
3Com Corp.*                                               11,200          52,415
Autodesk, Inc.                                             3,200          51,712
Computer Sciences Corp.*                                   4,600         175,352
Sun Microsystems, Inc.*                                   53,100         244,260
Unisys Corp.*                                              8,400         103,152
                                                                   -------------
                                                                         626,891
                                                                   -------------

COMPUTER PROGRAMMING SERVICES -- 0.0%
Ceridian Corp.*                                            2,800          47,516
Macromedia, Inc.*                                          5,900         124,136
VeriSign, Inc.*                                            3,400          47,022
                                                                   -------------
                                                                         218,674
                                                                   -------------

COMPUTER RELATED SERVICES - 0.0%
Ingram Micro, Inc. Cl. A*                                 42,200         464,200
                                                                   -------------

COMPUTERS & INFORMATION -- 2.1%
Apple Computer, Inc.*                                    972,400      18,592,288
Comverse Technology, Inc.*                                 2,900          43,587
Diebold, Inc.                                              2,200          95,150
EMC Corp.*                                                31,500         329,805
Emulex Corp.*                                                600          13,662
Jabil Circuit, Inc.*                                         500          11,050
Quantum Corp.*                                            51,900         210,195
Solectron Corp.*                                          67,775         253,478
Storage Technology Corp.*                                  4,600         118,404
Symbol Technologies, Inc.                                  3,700          48,137
Tech Data Corp.*                                          18,500         494,135
Zebra Technologies
  Corp. Cl. A*                                               100           7,519
                                                                   -------------
                                                                      20,217,410
                                                                   -------------

COMPUTERS & OFFICE EQUIPMENT -- 2.7%
Hewlett-Packard Co.                                      236,703       5,041,774
International Business
  Machines Corp.                                         234,000      19,305,000
Pitney Bowes, Inc.                                        20,700         795,087
Xerox Corp.*                                              25,200         266,868
                                                                   -------------
                                                                      25,408,729
                                                                   -------------

CONTAINERS -- 0.1%
Ball Corp.                                                 1,500          68,265
Bemis Co., Inc.                                            1,800          84,240
Owens-Illinois, Inc.*                                      4,100          56,457
Pactiv Corp.*                                              6,600         130,086
Sealed Air Corp.*                                            100           4,766
Smurfit-Stone
  Container Corp.*                                        58,000         755,740
Temple-Inland, Inc.                                        1,400          60,074
                                                                   -------------
                                                                       1,159,628
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

                                                     NUMBER OF         MARKET
                                                       SHARES          VALUE
                                                   -------------   -------------
COSMETICS & PERSONAL CARE -- 0.4%
Alberto-Culver Co. Cl. B                                   1,200   $      61,320
Avon Products, Inc.                                        7,300         454,060
Colgate-Palmolive Co.                                      1,900         110,105
Dial Corp.                                                 4,700          91,415
Estee Lauder Companies,
  Inc. Cl. A                                               1,000          33,530
The Gillette Co.                                          13,700         436,482
Kimberly-Clark Corp.                                       8,200         427,548
The Procter & Gamble Co.                                  25,500       2,274,090
                                                                   -------------
                                                                       3,888,550
                                                                   -------------

DATA PROCESSING & PREPARATION - 0.9%
Automatic Data
  Processing, Inc.                                       219,900       7,445,814
Deluxe Corp.                                              15,100         676,480
NCR Corp.*                                                 2,600          66,612
WebMD Corp.*                                               3,600          38,988
                                                                   -------------
                                                                       8,227,894
                                                                   -------------

ELECTRIC UTILITIES -- 4.9%
AES Corp.*                                                 8,200          52,070
Allegheny Energy, Inc.                                     3,900          32,955
Allete, Inc.                                               2,400          63,720
Alliant Energy Corp.                                      25,100         477,653
Ameren Corp.                                              23,400       1,031,940
American Electric
  Power Co.                                               43,000       1,282,690
CenterPoint Energy, Inc.                                  10,800          88,020
Cinergy Corp.                                             33,975       1,249,940
CMS Energy Corp.                                           4,300          34,830
Consolidated Edison, Inc.                                 31,400       1,358,992
Constellation Energy
  Group, Inc.                                             38,200       1,310,260
Dominion Resources, Inc.                                  10,100         649,127
DPL, Inc.                                                  4,000          63,760
DTE Energy Co.                                             5,400         208,656
Duke Energy Corp.                                         28,100         560,595
Edison International*                                     59,900         984,157
Entergy Corp.                                            328,900      17,359,342
Exelon Corp.                                             126,900       7,589,889
FirstEnergy Corp.                                          9,100         349,895
FPL Group, Inc.                                            5,600         374,360
Great Plains Energy, Inc.                                  2,200          63,536
Hawaiian Electric
  Industries, Inc.                                         1,100          50,435
MDU Resources Group, Inc.                                  2,200          73,678
Mirant Corp.*                                             10,700          31,030
NiSource, Inc.                                             8,000         152,000
Northeast Utilities                                       43,100         721,494
NSTAR                                                    127,800       5,821,290
OGE Energy Corp.                                           2,400          51,288
Pepco Holdings, Inc.                                       4,800          91,968
PG&E Corp.*                                               14,100         298,215
PPL Corp.                                                 30,200   $   1,298,600
Progress Energy, Inc.                                      7,500         329,250
Public Service Enterprise
  Group, Inc.                                              7,300         308,425
Puget Energy, Inc.                                        12,500         298,375
Reliant Resources, Inc.*                                  21,716         133,119
SCANA Corp.                                                3,400         116,552
Southern Co.                                              23,200         722,912
Wisconsin Energy Corp.                                     3,700         107,300
                                                                   -------------
                                                                      45,792,318
                                                                   -------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 0.3%
Advanced Micro
  Devices, Inc.*                                           7,500          48,075
American Power
  Conversion Corp.*                                        6,900         107,571
Arrow Electronics, Inc.*                                   3,900          59,436
Avnet, Inc.*                                               3,500          44,380
Broadcom Corp. Cl. A*                                      3,200          79,712
Emerson Electric Co.                                      13,300         679,630
Energizer Holdings, Inc.*                                  4,000         125,600
Hubbell, Inc. Cl. B                                       16,300         539,530
Intersil Corp. Cl. A*                                      1,300          34,593
JDS Uniphase Corp.*                                       20,400          71,604
Johnson Controls, Inc.                                     2,700         231,120
Kemet Corp.*                                               2,700          27,270
LSI Logic Corp.*                                           5,900          41,772
Micron Technology, Inc.*                                   8,600         100,018
Rockwell Automation, Inc.                                  6,700         159,728
Sanmina-SCI Corp.*                                        50,700         319,917
Vishay Intertechnology, Inc.*                              3,900          51,480
                                                                   -------------
                                                                       2,721,436
                                                                   -------------

ENERGY -- 9.6%
Amerada Hess Corp.                                        14,600         718,028
Anadarko Petroleum Corp.                                   4,200         186,774
Apache Corp.                                              93,684       6,095,081
BP PLC Sponsored ADR                                     367,700      15,450,754
Burlington Resources,  Inc.                                5,500         297,385
ChevronTexaco Corp.                                       68,800       4,967,360
Cimarex Energy Co.*                                          744          17,670
ConocoPhillips                                            56,667       3,105,352
Devon Energy Corp.                                         5,428         289,855
Dynegy, Inc. Cl. A                                         8,500          35,700
El Paso Corp.                                             16,800         135,744
EOG Resources, Inc.                                        3,600         150,624
Equitable Resources, Inc.                                  2,100          85,554
Exxon Mobil Corp.                                      1,014,100      36,416,331
Forest Oil Corp.*                                            500          12,560
Halliburton Co.                                            8,300         190,900
Helmerich & Payne, Inc.                                    1,500          43,800
Kerr-McGee Corp.                                           3,100         138,880
KeySpan Corp.                                              5,600         198,520
Kinder Morgan, Inc.                                        1,900         103,835
Marathon Oil Corp.                                        54,000   $   1,422,900
National Fuel Gas Co.                                      2,200          57,310
Newfield Exploration Co.*                                  2,600          97,630
Nicor, Inc.                                                1,400          51,954
Noble Energy, Inc.                                           700          26,460
Occidental Petroleum Corp.                                50,400       1,690,920
Peoples Energy Corp.                                       1,200          51,468
Pioneer Natural Resources Co.*                             3,100          80,910
Pogo Producing Co.                                         1,600          68,400
Premcor, Inc.*                                               800          17,240
Pride International, Inc.*                                 1,700          31,994
Questar Corp.                                              3,600         120,492
Royal Dutch Petroleum Co. NY Shares                      327,300      15,258,726
Sempra Energy                                             38,300       1,092,699
Sunoco, Inc.                                               3,000         113,220
Tidewater, Inc.                                            1,200          35,244
Unocal Corp.                                               8,000         229,520
Valero Energy Corp.                                       24,500         890,085
Vectren Corp.                                              2,100          52,605
The Williams Companies, Inc.                              12,400          97,960
XTO Energy, Inc.                                           4,533          91,159
                                                                   -------------
                                                                      90,219,603
                                                                   -------------

ENTERTAINMENT & LEISURE -- 0.9%
Brunswick Corp.                                            4,000         100,080
GTECH Holdings Corp.*                                      2,900         109,185
Harrah's Entertainment, Inc.*                                200           8,048
International Speedway Corp. Cl. A                           800          31,608
Park Place Entertainment Corp.*                            8,500          77,265
Regal Entertainment Group Cl. A                            4,400         103,752
The Walt Disney Co.                                      429,300       8,478,675
                                                                   -------------
                                                                       8,908,613
                                                                   -------------

FINANCIAL SERVICES -- 4.4%
Affiliated Managers Group, Inc.*                             200          12,190
AG Edwards, Inc.                                           2,500          85,500
Allied Capital Corp.                                         400           9,240
AMB Property Corp.                                         2,600          73,242
American Express Co.                                     406,800      17,008,308
Annaly Mortgage Management, Inc.                           5,400         107,514
Archstone-Smith Trust                                      5,500         132,000
Arden Realty, Inc.                                         4,100         106,395
AvalonBay Communities, Inc.                                1,800          76,752
Bear Stearns Companies, Inc.                              15,500       1,122,510
Boston Properties, Inc.                                    2,800         122,640

    The accompanying notes are an integral part of the financial statements.

                                                     NUMBER OF         MARKET
                                                       SHARES          VALUE
                                                   -------------   -------------
BRE Properties, Inc. Cl. A                                 1,400   $      46,480
Camden Property Trust                                        900          31,455
CarrAmerica Realty Corp.                                   3,700         102,897
Countrywide Financial Corp.                               15,700       1,092,249
Cousins Properties, Inc.                                   1,100          30,690
Crescent Real Estate Equities Co.                          2,500          41,525
Developers Diversified Realty Corp.                        1,700          48,348
Doral Financial Corp.                                      2,900         129,485
Duke Realty Corp.                                          3,500          96,425
E*TRADE Group, Inc.*                                       4,800          40,800
First Industrial Realty Trust, Inc.                        1,300          41,080
General Growth Properties, Inc.                            2,000         124,880
The Goldman Sachs Group, Inc.                             15,000       1,256,250
Health Care Property Investors, Inc.                       1,600          67,760
Highwoods Properties, Inc.                                 1,400          31,220
Hospitalities Properties Trust                             2,900          90,625
Huntington Bancshares, Inc.                               59,700       1,165,344
IndyMac Bancorp, Inc.                                      5,200         132,184
iStar Financial, Inc.                                      1,600          58,400
Janus Capital Group, Inc.                                  6,600         108,240
Kimco Realty Corp.                                         2,600          98,540
Legg Mason, Inc.                                             900          58,455
Lehman Brothers Holdings, Inc.                            25,800       1,715,184
Liberty Property Trust                                     3,500         121,100
Mack-Cali Realty Corp.                                     1,400          50,932
Mercantile Bankshares Corp.                                2,100          82,698
Merrill Lynch & Co., Inc.                                 42,000       1,960,560
Morgan Stanley                                           280,600      11,995,650
New Plan Excel Realty Trust                                3,000          64,050
PNC Financial Services Group, Inc.                         8,900         434,409
Price (T. Rowe) Group, Inc.                                2,200          83,050
ProLogis Trust                                             4,199         114,633
Public Storage, Inc.                                       3,100         104,997
Raymond James Financial, Inc.                              1,300          42,965
Reckson Associates Realty Corp.                            1,400          29,204
Regency Centers Corp.                                        800          27,984
The Rouse Co.                                              2,000          76,200
Simon Property Group, Inc.                                 4,100         160,023
Trizec Properties, Inc.                                    9,700         110,289
United Dominion Realty Trust, Inc.                         3,300          56,826
Vornado Realty Trust                                       2,300         100,280
Weingarten Realty Investors                                1,200          50,280
                                                                   -------------
                                                                      41,130,937
                                                                   -------------

FOODS -- 4.0%
Archer-Daniels-Midland Co.                                90,600   $   1,166,022
Campbell Soup Co.                                          7,000         171,500
ConAgra Foods, Inc.                                       63,800       1,505,680
Dean Foods Co.*                                            4,200         132,300
General Mills, Inc.                                        3,300         156,453
Heinz (H. J.) Co.                                        514,300      16,961,614
Hershey Foods Corp.                                        1,400          97,524
Hormel Foods Corp.                                         1,400          33,180
Kellogg Co.                                              403,500      13,868,295
Kraft Foods, Inc. Cl. A                                    6,500         211,575
The Kroger Co.*                                            5,700          95,076
McCormick & Co., Inc.                                      2,000          54,400
Safeway, Inc.*                                            44,200         904,332
Sara Lee Corp.                                            61,900       1,164,339
SuperValu, Inc.                                            6,800         144,976
Tyson Foods, Inc. Cl. A                                   77,800         826,236
Wrigley (Wm.) Jr. Co.                                      1,600          89,968
                                                                   -------------
                                                                      37,583,470
                                                                   -------------

FOREST PRODUCTS & PAPER -- 2.6%
Boise Cascade Corp.                                       21,000         501,900
Georgia-Pacific Corp.                                     52,100         987,295
International Paper Co.                                   15,300         546,669
MeadWestvaco Corp.                                        42,100       1,039,870
Packaging Corp. of America*                                1,800          33,174
Plum Creek Timber Co., Inc.                                5,800         150,510
Rayonier, Inc.                                             1,350          44,550
Sonoco Products Co.                                        3,200          76,864
Weyerhaeuser Co.                                         400,200      21,610,800
                                                                   -------------
                                                                      24,991,632
                                                                   -------------

HEALTHCARE -- 0.4%
Coventry Health Care, Inc.*                                2,900         133,864
GlaxoSmithKline PLC ADR                                   18,700         758,098
Health Net, Inc.*                                         39,300       1,294,935
Human Genome Sciences, Inc.*                               2,200          27,984
Humana, Inc.*                                             57,500         868,250
Manor Care, Inc.*                                          2,100          52,521
Oxford Health Plans, Inc.*                                18,300         769,149
Triad Hospitals, Inc.*                                     1,200          29,784
                                                                   -------------
                                                                       3,934,585
                                                                   -------------

HOME CONSTRUCTION, FURNISHINGS & APPLIANCES -- 0.5%
Centex Corp.                                               2,300         178,917
Clayton Homes, Inc.                                        2,900          36,395
D.R. Horton, Inc.                                          2,600          73,060
Hillenbrand Industries, Inc.                               2,000         100,900
HON Industries, Inc.                                       1,700          51,850
KB Home                                                   16,900       1,047,462
La-Z-Boy, Inc.                                             1,400          31,332
Leggett & Platt, Inc.                                     39,000         799,500
Lennar Corp.                                               2,100   $     150,150
Pulte Homes, Inc.                                         21,600       1,331,856
The Ryland Group, Inc.                                     2,400         166,560
Toll Brothers, Inc.*                                       1,400          39,634
Whirlpool Corp.                                            5,400         343,980
                                                                   -------------
                                                                       4,351,596
                                                                   -------------
HOUSEHOLD PRODUCTS -- 0.6%
Black & Decker Corp.                                      18,300         795,135
The Clorox Co.                                             3,000         127,950
Corning, Inc.*                                           250,900       1,854,151
Fortune Brands, Inc.                                      25,200       1,315,440
Newell Rubbermaid, Inc.                                    7,500         210,000
RPM, Inc.                                                  4,200          57,750
Sherwin-Williams Co.                                      31,800         854,784
Snap-On, Inc.                                              1,400          40,642
                                                                   -------------
                                                                       5,255,852
                                                                   -------------

INDUSTRIAL - DISTRIBUTION -- 0.0%
Grainger (W.W.), Inc.                                      3,100         144,956
                                                                   -------------

INDUSTRIAL - DIVERSIFIED -- 0.3%
3M Co.                                                     3,300         425,634
Cooper Industries Limited Cl. A                           17,200         710,360
Eaton Corp.                                               14,600       1,147,706
Harsco Corp.                                               1,200          43,260
Illinois Tool Works, Inc.                                  3,600         237,060
ITT Industries, Inc.                                       2,700         176,742
Lancaster Colony Corp.                                       900          34,794
Textron, Inc.                                              4,300         167,786
                                                                   -------------
                                                                       2,943,342
                                                                   -------------

INSURANCE -- 8.2%
ACE Limited                                               11,000         377,190
Aetna, Inc.                                               30,100       1,812,020
AFLAC, Inc.                                              154,500       4,750,875
Alleghany Corp.*                                             104          19,864
Allmerica Financial Corp.*                                 1,700          30,583
Allstate Corp.                                           368,000      13,119,200
Ambac Financial Group, Inc.                                2,500         165,625
American Financial Group, Inc.                             1,000          22,800
American International Group, Inc.                       448,000      24,720,640
American National Insurance Co.                              300          25,918
AmerUs Group Co.                                           1,300          36,647
Anthem, Inc.*                                                855          65,963
Aon Corp.                                                  8,500         204,680
Berkley (W.R.) Corp.                                       1,250          65,875
Chubb Corp.                                               21,300       1,278,000
Cigna Corp.                                               24,400       1,145,336
Cincinnati Financial Corp.                                 4,300         159,487

    The accompanying notes are an integral part of the financial statements.

                                                     NUMBER OF         MARKET
                                                       SHARES          VALUE
                                                   -------------   -------------
CNA Financial Corp.*                                         800   $      19,680
Everest Re Group Limited                                 116,200       8,889,300
Fidelity National Financial, Inc.                          4,537         139,558
First American Corp.                                       4,500         118,575
The Hartford Financial Services Group, Inc.                7,800         392,808
HCC Insurance Holdings, Inc.                               1,600          47,312
Jefferson-Pilot Corp.                                      4,700         194,862
John Hancock Financial Services, Inc.                      9,400         288,862
Leucadia National Corp.                                    1,000          37,120
Lincoln National Corp.                                     5,500         195,965
Loews Corp.                                                4,300         203,347
Markel Corp.*                                                200          51,200
Marsh & McLennan Companies, Inc.                             900          45,963
MBIA, Inc.                                                 4,700         229,125
Mercury General Corp.                                        800          36,520
Metlife, Inc.                                             42,700       1,209,264
MGIC Investment Corp.                                     16,900         788,216
Nationwide Financial Services, Inc. Cl. A                    800          26,000
Old Republic International Corp.                           4,700         161,069
PartnerRe Limited                                          6,500         332,215
The PMI Group, Inc.                                        3,600          96,624
Principal Financial Group, Inc.                           10,500         338,625
Progressive Corp.                                          2,400         175,440
Protective Life Corp.                                      2,200          58,850
Prudential Financial, Inc.                                18,300         615,795
Radian Group, Inc.                                       335,500      12,296,075
Reinsurance Group of America, Inc.                         3,500         112,350
RenaissanceRe Holdings Limited                             3,600         163,872
Safeco Corp.                                               5,100         179,928
The St. Paul Companies, Inc.                              14,400         525,744
StanCorp Financial Group, Inc.                             1,000          52,220
Torchmark Corp.                                            3,600         134,100
Transatlantic Holdings, Inc.                                 600          41,490
Travelers Property Casualty Corp. Cl. A                   48,750         775,125
Travelers Property Casualty Corp. Cl. B                   40,276         635,153
UnumProvident Corp.                                        8,800         118,008
Wesco Financial Corp.                                        100          31,200
                                                                   -------------
                                                                      77,758,263
                                                                   -------------
LODGING -- 0.0%
Hilton Hotels Corp.                                        8,300         106,157
Mandalay Resort Group                                      1,200          38,220
Marriott International, Inc. Cl. A                         2,800   $     107,576
MGM Mirage, Inc.*                                          2,100          71,778
                                                                   -------------
                                                                         323,731
                                                                   -------------
MACHINERY & COMPONENTS -- 0.8%
Agco Corp.*                                                1,200          20,496
Caterpillar, Inc.                                         10,800         601,128
Deere & Co.                                                7,600         347,320
Dover Corp.                                                6,400         191,744
FMC Technologies, Inc.*                                    1,700          35,785
Pall Corp.                                                 3,300          74,250
Parker-Hannifin Corp.                                    157,000       6,592,430
York International Corp.                                   1,300          30,420
                                                                   -------------
                                                                       7,893,573
                                                                   -------------
MANUFACTURING -- 0.0%
American Standard Companies, Inc.*                           100           7,393
AptarGroup, Inc.                                           1,200          43,200
Avery Dennison Corp.                                         500          25,100
Pentair, Inc.                                              1,600          62,496
                                                                   -------------
                                                                         138,189
                                                                   -------------

MEDICAL SUPPLIES -- 0.1%
Agilent Technologies, Inc.*                                7,700         150,535
Bard (C.R.), Inc.                                          2,100         149,751
Bausch & Lomb, Inc.                                        2,200          82,500
Becton, Dickinson & Co.                                    7,000         271,950
Steris Corp.*                                                200           4,618
Tektronix, Inc.*                                           2,100          45,360
Thermo Electron  Corp.*                                    5,400         113,508
                                                                   -------------
                                                                         818,222
                                                                   -------------
METALS & MINING -- 0.2%
AK Steel Holding Corp.*                                    4,900          17,738
Alcoa, Inc.                                               22,800         581,400
Crane Co.                                                 18,200         411,866
Newmont Mining Corp.                                       1,400          45,444
Nucor Corp.                                                2,500         122,125
Phelps Dodge Corp.*                                        2,600          99,684
Precision Castparts Corp.                                  1,700          52,870
The Shaw Group, Inc.*                                      9,400         113,270
United States Steel Corp.                                  3,200          52,384
                                                                   -------------
                                                                       1,496,781
                                                                   -------------

PHARMACEUTICALS -- 4.6%
Abbott Laboratories                                        4,800         210,048
AmerisourceBergen Corp.                                      700          48,545
Bristol-Myers Squibb Co.                                 665,100      18,057,465
Eli Lilly & Co.                                            3,100         213,807
Genzyme Corp.*                                               800          33,440
Henry Schein, Inc.*                                          700          36,638
ICN Pharmaceuticals, Inc.                                  2,000          33,520
ICOS Corp.*                                                1,600          58,800
Invitrogen Corp.*                                          2,900   $     111,273
McKesson Corp.                                             1,400          50,036
Medicis Pharmaceutical Corp. Cl. A                           500          28,350
Merck & Co., Inc.                                         50,400       3,051,720
Millennium Pharmaceuticals, Inc.*                          2,300          36,179
Mylan Laboratories, Inc.                                     450          15,646
Omnicare, Inc.                                             1,000          33,790
Pfizer, Inc.                                             597,700      20,411,455
Schering-Plough Corp.                                     27,800         517,080
Sigma-Aldrich Corp.                                        1,800          97,524
Watson Pharmaceutical, Inc.*                               2,000          80,740
                                                                   -------------
                                                                      43,126,056
                                                                   -------------

PHOTOGRAPHY EQUIPMENT/SUPPLIES -- 0.1%
Eastman Kodak Co.                                         38,800       1,061,180
                                                                   -------------

PREPACKAGED SOFTWARE -- 0.1%
BMC Software, Inc.*                                        5,300          86,549
Citrix Systems, Inc.*                                      4,700          95,692
Computer Associates International, Inc.                   12,600         280,728
Compuware Corp.*                                          20,100         115,977
Sybase, Inc.*                                              1,600          22,256
Veritas Software Corp.*                                    4,200         120,414
                                                                   -------------
                                                                         721,616
                                                                   -------------

REAL ESTATE -- 0.1%
Equity Office Properties Trust                            13,200         356,532
Equity Residential                                         8,600         223,170
Forest City Enterprises, Inc. Cl. A                          700          29,015
                                                                   -------------
                                                                         608,717
                                                                   -------------

RESTAURANTS -- 2.8%
Brinker International, Inc.*                                 300          10,806
CBRL Group, Inc.                                           3,600         139,896
McDonald's Corp.                                       1,137,200      25,086,632
Outback Steakhouse, Inc.                                   1,000          39,000
Wendy's International, Inc.                               25,100         727,147
Yum! Brands, Inc.*                                         1,900          56,164
                                                                   -------------
                                                                      26,059,645
                                                                   -------------

RETAIL -- 1.6%
Barnes & Noble, Inc.*                                        900          20,745
Big Lots, Inc.*                                            1,700          25,568
Borders Group, Inc.*                                       1,900          33,459
Circuit City Stores, Inc.                                  5,800          51,040
Costco Wholesale Corp.*                                    7,000         256,200
CVS Corp.                                                 12,500         350,375
Dillards, Inc. Cl. A                                       2,200          29,634

    The accompanying notes are an integral part of the financial statements.

                                                     NUMBER OF         MARKET
                                                       SHARES          VALUE
                                                   -------------   -------------
Federated Department Stores, Inc.                         29,700   $   1,094,445
Foot Locker, Inc.                                          3,500          46,375
GameStop Corp.*                                              200           2,584
J.C. Penney Company, Inc.                                  8,000         134,800
The May Department Stores Co.                             34,300         763,518
Neiman Marcus Group, Inc. Cl. A*                             600          21,960
Office Depot, Inc.*                                       10,500         152,355
Pier 1 Imports, Inc.                                       2,000          40,800
Rite Aid Corp.*                                        2,346,600      10,442,370
Saks, Inc.*                                                3,700          35,890
Sears, Roebuck and Co.                                    50,100       1,685,364
TJX Companies, Inc.                                       11,700         220,428
Toys R Us, Inc.*                                           5,100          61,812
Zale Corp.*                                                  800          32,000
                                                                   -------------
                                                                      15,501,722
                                                                   -------------

RETAIL - GROCERY -- 0.1%
Albertson's, Inc.                                         22,900         439,680
Winn-Dixie Stores, Inc.                                    2,100          25,851
                                                                   -------------
                                                                         465,531
                                                                   -------------

TELEPHONE UTILITIES -- 3.7%
Alltel Corp.                                              11,400         549,708
AT&T Corp.                                                77,580       1,493,415
AT&T Wireless Services, Inc.*                            202,100       1,659,241
BellSouth Corp.                                          112,200       2,987,886
CenturyTel, Inc.                                           4,400         153,340
Qwest Communications International, Inc.*                141,700         677,326
Sprint Corp. (FON Group)                                 112,900       1,625,760
Sprint Corp. (PCS Group)*                                 54,100         311,075
Telephone & Data Systems, Inc.                             1,300          64,610
Verizon Communications, Inc.                             653,500      25,780,575
                                                                   -------------
                                                                      35,302,936
                                                                   -------------
TOBACCO -- 0.5%
Altria Group, Inc.                                        84,900       3,857,856
Loews Corp. - Carolina Group                                 900          24,300
Reynolds (R.J.) Tobacco Holdings, Inc.                     2,900         107,909
UST, Inc.                                                 24,700         865,241
                                                                   -------------
                                                                       4,855,306
                                                                   -------------

TOYS, GAMES -- 0.0%
Hasbro, Inc.                                               3,700          64,713
Mattel, Inc.                                                 900          17,028
                                                                   -------------
                                                                          81,741
                                                                   -------------

TRANSPORTATION -- 2.2%
Burlington Northern Santa Fe Corp.                        52,900   $   1,504,476
CNF, Inc.                                                  1,500          38,070
CSX Corp.                                                 37,100       1,116,339
FedEx Corp.                                                9,400         583,082
Norfolk Southern Corp.                                    57,700       1,107,840
Union Pacific Corp.                                      285,700      16,576,314
                                                                   -------------
                                                                      20,926,121
                                                                   -------------
TOTAL EQUITIES
(COST $901,125,386)                                                  934,117,196
                                                                   =============

                                                     PRINCIPAL
                                                      AMOUNT
                                                   -------------
SHORT-TERM INVESTMENTS -- 5.4%

CASH EQUIVALENTS -- 4.3%**
Bank of Montreal Eurodollar Time Deposit
  1.080% 07/02/2003                                $     853,234         853,234
Bank of Montreal Eurodollar Time Deposit
  1.150% 07/09/2003                                      669,125         669,125
Bayerische Hypo-und Vereinsbank Bank Note
  1.530% 09/09/2003                                    4,266,174       4,266,174
Canadian Imperial Bank of Commerce Bank Note
  1.500% 05/18/2004                                    4,266,175       4,266,175
Den Danske Bank Eurodollar Time Deposit
  1.040% 07/28/2003                                      853,235         853,235
Dreyfus Cash Management Plus, Inc.
  Money Market Fund                                    2,586,943       2,586,943
Goldman Sachs Group, Inc.
  Medium Term Note
  1.130% 09/17/2003                                      426,618         426,618
Keybank Eurodollar Time Deposit
  1.250% 07/01/2003                                    3,327,617       3,327,617
Merrill Lynch & Co.
  Medium Term Note
  1.615% 11/26/2003                                      639,927         639,927
Merrill Lynch Premier Institutional Money
  Market Fund                                          1,853,969       1,853,969
Merrimac Money Market Fund                             6,975,196       6,975,196
Metropolitan Life Insurance Co.
  Funding Agreement
  1.350% 11/03/2003                                    2,133,087       2,133,087
Morgan Stanley Dean Witter & Co.
  1.455% 01/29/2004                                $   1,706,470   $   1,706,470
National Bank of Commerce
  1.073% 11/19/2003                                    1,066,544       1,066,544
Royal Bank of Canada Eurodollar Time Deposit
  1.031% 07/07/2003                                    3,839,558       3,839,558
Royal Bank of Canada Eurodollar Time Deposit
  1.300% 07/01/2003                                    2,559,705       2,559,705
Royal Bank of Scotland Eurodollar Time Deposit
  1.050% 07/28/2003                                    2,133,088       2,133,088
                                                                   -------------
                                                                      40,156,665
                                                                   -------------

REPURCHASE AGREEMENT -- 1.1%
Investors Bank & Trust Company Repurchase
  Agreement, dated 06/30/2003, 0.75%,
  due 07/01/2003(a)                                   10,416,212      10,416,212
                                                                   -------------

TOTAL SHORT-TERM INVESTMENTS (AT AMORTIZED COST)                      50,572,877
                                                                   =============

TOTAL INVESTMENTS -- 104.4%
(COST $951,698,263)***                                               984,690,073

OTHER ASSETS/
(LIABILITIES) -- (4.4%)                                              (41,274,717)
                                                                   =============

NET ASSETS -- 100.0%                                               $ 943,415,356
                                                                   =============

NOTES TO PORTFOLIO OF INVESTMENTS
 ADR - American Depository Receipt.
 *   Non-income producing security.
 **  Represents investments of security lending collateral. (NOTE 2).
 *** Aggregate cost for Federal tax purposes. (NOTE 7).
 (a) Maturity value of $10,416,428. Collateralized by U.S. Government Agency obligation with a rate of 2.73%, maturity date of 08/25/2022, and an aggregate market value, including accrued interest, of $10,937,022.

     The accompanying notes are an integral part of the financial statements.

MASSMUTUAL CORE VALUE EQUITY FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                                      JUNE 30, 2003
                                                                                                       (UNAUDITED)
                                                                                                    -----------------
ASSETS:
      Investments, at value (cost $901,125,386) (NOTE 2)                                            $     934,117,196
      Short-term investments, at amortized cost (NOTE 2)                                                   50,572,877
                                                                                                    -----------------
          Total Investments (including securities on loan with market
            values of $38,117,376)                                                                        984,690,073
      Cash                                                                                                      4,160
      Receivables from:
          Investments sold                                                                                  2,629,665
          Interest and dividends                                                                            1,335,047
          Foreign taxes withheld                                                                                6,827
                                                                                                    -----------------
               Total assets                                                                               988,665,772
                                                                                                    -----------------

LIABILITIES:
      Payables for:
          Investments purchased                                                                             4,554,531
          Securities on loan (NOTE 2)                                                                      40,156,665
          Directors' fees and expenses (NOTE 3)                                                                24,407
          Affiliates (NOTE 3):
               Investment management fees                                                                     403,707
               Administration fees                                                                             75,342
               Service fees                                                                                    11,392
      Accrued expense and other liabilities                                                                    24,372
                                                                                                    -----------------
               Total liabilities                                                                           45,250,416
                                                                                                    -----------------
      NET ASSETS                                                                                    $     943,415,356
                                                                                                    =================

NET ASSETS CONSIST OF:
      Paid-in capital                                                                               $   1,119,779,013
      Undistributed net investment income                                                                  20,811,360
      Accumulated net realized loss on investments                                                       (230,166,509)
      Net unrealized appreciation on investments, foreign currency
        and other assets and liabilities                                                                   32,991,492
                                                                                                    -----------------
                                                                                                    $     943,415,356
                                                                                                    =================

NET ASSETS:
      Class A                                                                                       $      18,783,171
                                                                                                    =================
      Class L                                                                                       $      77,894,979
                                                                                                    =================
      Class Y                                                                                       $       5,264,478
                                                                                                    =================
      Class S                                                                                       $     841,361,675
                                                                                                    =================
      Class N                                                                                       $         111,053
                                                                                                    =================
SHARES OUTSTANDING:
      Class A                                                                                               2,440,739
                                                                                                    =================
      Class L                                                                                               9,999,854
                                                                                                    =================
      Class Y                                                                                                 672,513
                                                                                                    =================
      Class S                                                                                             107,029,420
                                                                                                    =================
      Class N                                                                                                  14,511
                                                                                                    =================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
      Class A                                                                                       $            7.70
                                                                                                    =================
      Class L                                                                                       $            7.79
                                                                                                    =================
      Class Y                                                                                       $            7.83
                                                                                                    =================
      Class S                                                                                       $            7.86
                                                                                                    =================
      Class N                                                                                       $            7.65
                                                                                                    =================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                                     SIX MONTHS ENDED
                                                                                                      JUNE 30, 2003
                                                                                                       (UNAUDITED)
                                                                                                    -----------------
INVESTMENT INCOME (NOTE 2):
      Dividends (net of withholding tax of $132,628)                                                $       9,493,660
      Interest (including securities lending income of $26,682)                                                53,567
                                                                                                    -----------------
               Total investment income                                                                      9,547,227
                                                                                                    -----------------

EXPENSES (NOTE 2):
      Investment management fees (NOTE 3)                                                                   2,205,960
      Custody fees                                                                                             52,142
      Shareholder reporting fees                                                                               15,304
      Audit and legal fees                                                                                     13,312
      Directors' fees (NOTE 3)                                                                                  9,590
      Trustee reporting                                                                                         2,609
                                                                                                    -----------------
                                                                                                            2,298,917
      Administration fees (NOTE 3):
          Class A                                                                                              26,695
          Class L                                                                                             102,016
          Class Y                                                                                               6,220
          Class S                                                                                             267,900
          Class N                                                                                                 187
      Service fees (NOTE 3):
          Class A                                                                                              21,020
          Class N                                                                                                 127
      Distribution fees (NOTE 3):
          Class N                                                                                                 127
                                                                                                    -----------------
              Total expenses                                                                                2,723,209
                                                                                                    -----------------
              NET INVESTMENT INCOME                                                                         6,824,018
                                                                                                    -----------------

REALIZED AND UNREALIZED GAIN (LOSS):
      Net realized loss on investment transactions                                                        (79,175,188)
      Net change in unrealized appreciation (depreciation) on:
          Investments                                                                                     159,785,709
          Translation of assets and liabilities in foreign currencies                                            (318)
                                                                                                    -----------------
              Net unrealized gain                                                                         159,785,391
                                                                                                    -----------------
              NET REALIZED AND UNREALIZED GAIN                                                             80,610,203
                                                                                                    -----------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $      87,434,221
                                                                                                    =================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      SIX MONTHS ENDED
                                                                                        JUNE 30, 2003             YEAR ENDED
                                                                                         (UNAUDITED)          DECEMBER 31, 2002
                                                                                      -----------------       -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                                            $       6,824,018       $      13,952,126
     Net realized loss on investment transactions                                           (79,175,188)           (147,265,010)
     Net change in unrealized appreciation (depreciation) on investments
       and translation of assets and liabilities in foreign currencies                      159,785,391             (99,117,493)
                                                                                      -----------------       -----------------
        NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      87,434,221            (232,430,377)
                                                                                      -----------------       -----------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
     From net realized gains:
     Class A                                                                                          -                (261,614)
     Class L                                                                                          -                (843,645)
     Class Y                                                                                          -                (140,183)
     Class S                                                                                          -             (13,996,694)
                                                                                      -----------------       -----------------
        TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                                                   -             (15,242,136)
                                                                                      -----------------       -----------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
     Class A                                                                                  1,256,882              (1,817,076)
     Class L                                                                                 14,524,796              17,933,537
     Class Y                                                                                 (4,221,571)             (3,119,721)
     Class S                                                                                (69,811,353)           (359,854,964)
     Class N                                                                                          -                 101,000*
                                                                                      -----------------       -----------------
        DECREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                             (58,251,246)           (346,757,224)
                                                                                      -----------------       -----------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS                                                 29,182,975            (594,429,737)
NET ASSETS:
     Beginning of period                                                                    914,232,381           1,508,662,118
                                                                                      -----------------       -----------------
     End of period (including undistributed net investment income of
       $20,811,360 and $13,987,342, respectively)                                     $     943,415,356       $     914,232,381
                                                                                      =================       =================

  *    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              CLASS A
                                                                              -------

                                                    SIX MONTHS ENDED
                                                         6/30/03             YEAR ENDED            YEAR ENDED
                                                       (UNAUDITED)            12/31/02              12/31/01
                                                    ----------------         ----------            ----------
NET ASSET VALUE, BEGINNING OF PERIOD                   $      7.00          $      8.75           $     12.73
                                                       -----------          -----------           -----------
INCOME (loss) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.04***              0.06***               0.06***
  Net realized and unrealized gain (loss)
    on investments                                            0.66                (1.70)                (1.94)
                                                       -----------          -----------           -----------
       Total income (loss) from investment
        operations                                            0.70                (1.64)                (1.88)
                                                       -----------          -----------           -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     -                    -                 (0.09)
  From net realized gains                                        -                (0.11)                (2.01)
                                                       -----------          -----------           -----------
       Total distributions                                       -                (0.11)                (2.10)
                                                       -----------          -----------           -----------
NET ASSET VALUE, END OF PERIOD                         $      7.70          $      7.00           $      8.75
                                                       ===========          ===========           ===========
TOTAL RETURN@                                                10.00% **           (18.76)%              (14.88)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $    18,783          $    15,722           $    21,649
  Net expenses to average daily net assets                    1.09%*               1.09%                 1.10%
  Net investment income to average daily net assets           1.09%*               0.76%                 0.54%
  Portfolio turnover rate                                       48%**                62%                   99%

                                                                              CLASS A
                                                                              -------

                                                        YEAR ENDED           YEAR ENDED            YEAR ENDED
                                                         12/31/00             12/31/99              12/31/98+
                                                       -----------          -----------           -----------
NET ASSET VALUE, BEGINNING OF PERIOD                   $     16.31           $     18.40           $     18.02
                                                       -----------          -----------           -----------
INCOME (loss) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.09***               0.17***               0.19***
  Net realized and unrealized gain (loss)
    on investments                                            0.28                 (0.75)                 2.60
                                                       -----------           -----------           -----------
       Total income (loss) from investment
        operations                                            0.37                 (0.58)                 2.79
                                                       -----------           -----------           -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.19)                (0.28)                (0.43)
  From net realized gains                                    (3.76)                (1.23)                (1.98)
                                                       -----------           -----------           -----------
       Total distributions                                   (3.95)                (1.51)                (2.41)
                                                       -----------           -----------           -----------
NET ASSET VALUE, END OF PERIOD                         $     12.73           $     16.31           $     18.40
                                                       ===========           ===========           ===========
TOTAL RETURN@                                                 2.42%                (3.13)%               15.96%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $    12,084           $     1,841           $       227
  Net expenses to average daily net assets                    1.09%                 1.10%                 1.20%
  Net investment income to average daily net ass              0.56%                 0.92%                 1.01%
  Portfolio turnover rate                                       69%                   10%                   12%

                                                                                     CLASS L
                                                                                     -------
                                                  SIX MONTHS ENDED
                                                       6/30/03       YEAR ENDED    YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                     (UNAUDITED)      12/31/02      12/31/01       12/31/00        12/31/99&
                                                     ----------      ----------    ----------     ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD                 $     7.07      $     8.82    $    12.80     $    16.35      $    19.36
                                                     ----------      ----------    ----------     ----------      ----------
INCOME (loss) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.05***         0.08***       0.09***        0.13***         0.20***
  Net realized and unrealized gain (loss)
   on investments                                          0.67           (1.72)        (1.96)          0.29           (1.68)
                                                     ----------      ----------    ----------     ----------      ----------
      Total income (loss) from investment
       operations                                          0.72           (1.64)        (1.87)          0.42           (1.48)
                                                     ----------      ----------    ----------     ----------      ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                  -               -         (0.10)         (0.21)          (0.30)
  From net realized gains                                     -           (0.11)        (2.01)         (3.76)          (1.23)
                                                     ----------      ----------    ----------     ----------      ----------
      Total distributions                                     -           (0.11)        (2.11)         (3.97)          (1.53)
                                                     ----------      ----------    ----------     ----------      ----------
NET ASSET VALUE, END OF PERIOD                       $     7.79      $     7.07    $     8.82     $    12.80      $    16.35
                                                     ==========      ==========    ==========     ==========      ==========
TOTAL RETURN@                                             10.18%**       (18.61)%      (14.71)%         2.74%          (7.63)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                  $   77,895      $   56,616    $   51,480     $   41,293      $    2,380
  Net expenses to average daily net assets                 0.84%*          0.84%         0.85%          0.84%           0.84%*
  Net investment income to average daily net assets        1.34%*          1.04%         0.77%          0.82%           1.68%*
  Portfolio turnover rate                                    48%**           62%           99%            69%             10%**

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARES AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ~ FOR THE PERIOD FROM MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
  +    AMOUNTS HAVE BEEN RESTATED TO REFLECT REVERSE STOCK SPLITS.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                              CLASS Y
                                                                              -------
                                                     SIX MONTHS ENDED
                                                         6/30/03             YEAR ENDED            YEAR ENDED
                                                       (UNAUDITED)            12/31/02              12/31/01
                                                       -----------          -----------           -----------
NET ASSET VALUE, BEGINNING OF PERIOD                   $      7.10          $      8.84           $     12.82
                                                       -----------          -----------           -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.05***              0.09***               0.10***
  Net realized and unrealized gain (loss)
    on investments                                            0.68                (1.72)                (1.96)
                                                       -----------          -----------           -----------
       Total income (loss) from investment
        operations                                            0.73                (1.63)                (1.86)
                                                       -----------          -----------           -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     -                    -                 (0.11)
  From net realized gains                                        -                (0.11)                (2.01)
                                                       -----------          -----------           -----------
       Total distributions                                       -                (0.11)                (2.12)
                                                       -----------          -----------           -----------
NET ASSET VALUE, END OF PERIOD                         $      7.83          $      7.10           $      8.84
                                                       ===========          ===========           ===========
TOTAL RETURN@                                                10.28%**            (18.46)%              (14.59)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $     5,264          $     8,755           $    14,066
  Net expenses to average daily net assets                    0.69%*               0.69%                 0.69%
  Net investment income to average daily
    net assets                                                1.47%*               1.14%                 0.92%
  Portfolio turnover rate                                       48%**                62%                   99%

                                                                              CLASS Y
                                                                              -------
                                                        YEAR ENDED           YEAR ENDED            YEAR ENDED
                                                         12/31/00             12/31/99              12/31/98+
                                                       -----------           -----------           -----------
NET ASSET VALUE, BEGINNING OF PERIOD                   $     16.35           $     18.39           $     18.03
                                                       -----------           -----------           -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.18***               0.23***               0.27***
  Net realized and unrealized gain (loss)
    on investments                                            0.26                 (0.73)                 2.63
                                                       -----------           -----------           -----------
       Total income (loss) from investment
        operations                                            0.44                 (0.50)                 2.90
                                                       -----------           -----------           -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.21)                (0.31)                (0.56)
  From net realized gains                                    (3.76)                (1.23)                (1.98)
                                                       -----------           -----------           -----------
       Total distributions                                   (3.97)                (1.54)                (2.54)
                                                       -----------           -----------           -----------
NET ASSET VALUE, END OF PERIOD                         $     12.82           $     16.35           $     18.39
                                                       ===========           ===========           ===========
TOTAL RETURN@                                                 2.85%                (2.71)%               16.49%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $    19,340           $    20,262           $       754
  Net expenses to average daily net assets                    0.69%                 0.69%                 0.75%
  Net investment income to average daily
    net assets                                                1.16%                 1.26%                 1.43%
  Portfolio turnover rate                                       69%                   10%                   12%

                                                                              CLASS S
                                                                              -------
                                                     SIX MONTHS ENDED
                                                         6/30/03             YEAR ENDED            YEAR ENDED
                                                       (UNAUDITED)            12/31/02              12/31/01
                                                       -----------          -----------           -----------
NET ASSET VALUE, BEGINNING OF PERIOD                   $      7.13          $      8.87           $     12.85
                                                       -----------          -----------           -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.06***              0.10***               0.11***
  Net realized and unrealized gain (loss)
    on investments                                            0.67                (1.73)                (1.96)
                                                       -----------          -----------           -----------
       Total income (loss) from investment
        operations                                            0.73                (1.63)                (1.85)
                                                       -----------          -----------           -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     -                    -                 (0.12)
  From net realized gains                                        -                (0.11)                (2.01)
                                                       -----------          -----------           -----------
       Total distributions                                       -                (0.11)                (2.13)
                                                       -----------          -----------           -----------
NET ASSET VALUE, END OF PERIOD                         $      7.86          $      7.13           $      8.87
                                                       ===========          ===========           ===========
TOTAL RETURN@                                                10.24%**            (18.39)%              (14.45)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $   841,362          $   833,038           $ 1,421,467
  Net expenses to average daily net assets                    0.59%*               0.59%                 0.59%
  Net investment income to average daily
    net assets                                                1.57%*               1.23%                 1.01%
  Portfolio turnover rate                                       48%**                62%                   99%

                                                                              CLASS S
                                                                              -------
                                                       YEAR ENDED            YEAR ENDED            YEAR ENDED
                                                        12/31/00              12/31/99             12/31/98(1)
                                                       -----------          -----------           -----------
NET ASSET VALUE, BEGINNING OF PERIOD                   $     16.38           $     18.39           $     17.00
                                                       -----------           -----------           -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.20***               0.27***               0.31
  Net realized and unrealized gain (loss)
    on investments                                            0.26                 (0.75)                 2.49
                                                       -----------           -----------           -----------
       Total income (loss) from investment
        operations                                            0.46                 (0.48)                 2.80
                                                       -----------           -----------           -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                 (0.23)                (0.30)                (0.31)
  From net realized gains                                    (3.76)                (1.23)                (1.10)
                                                       -----------           -----------           -----------
       Total distributions                                   (3.99)                (1.53)                (1.41)
                                                       -----------           -----------           -----------
NET ASSET VALUE, END OF PERIOD                         $     12.85           $     16.38           $     18.39
                                                       ===========           ===========           ===========
TOTAL RETURN@                                                 2.94%                (2.60)%               16.75%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $ 2,068,557           $ 2,854,390           $ 3,586,177
  Net expenses to average daily net assets                    0.59%                 0.57%                 0.54%
  Net investment income to average daily
    net assets                                                1.28%                 1.45%                 1.67%
  Portfolio turnover rate                                       69%                   10%                   12%

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +    AMOUNTS HAVE BEEN RESTATED TO REFLECT REVERSE STOCK SPLITS.
  (1)  CLASS S SHARES WERE PREVIOUSLY DESIGNATED AS CLASS 4 SHARES.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                                  CLASS N
                                                                                                  -------

                                                                                   SIX MONTHS ENDED
                                                                                      6/30/03              PERIOD ENDED
                                                                                     (UNAUDITED)            12/31/02~
                                                                                   ----------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                  $     6.97            $     6.96
                                                                                      ----------            ----------
INCOME (loss) FROM INVESTMENT OPERATIONS:
  Net investment income                                                                     0.03***               0.00***++
  Net realized and unrealized gain on investments                                           0.65                  0.01
                                                                                      ----------            ----------
        Total income from investment operations                                             0.68                  0.01
                                                                                      ----------            ----------
NET ASSET VALUE, END OF PERIOD                                                        $     7.65            $     6.97
                                                                                      ==========            ==========
TOTAL RETURN@                                                                               9.76%**(b)              -^

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                                   $      111            $      101
  Net expenses to average daily net assets                                                  1.39%*                  -^
  Net investment income to average daily net assets                                         0.78%*                  -^
  Portfolio turnover rate                                                                     48%**                 62%

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ~    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  ^    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  ++   NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL FUNDAMENTAL VALUE FUND - PORTFOLIO MANAGER REPORT

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES FOR THE MASSMUTUAL FUNDAMENTAL VALUE FUND?

The objectives and policies of the Fund are to:

-  achieve long-term total return
- invest primarily in a diversified portfolio of equity securities of larger, well-established companies (generally companies with market capitalizations over $3.0 billion)
-  utilize a value-oriented strategy in making investment decisions
-  utilize fundamental analysis to identify companies which:
   - are of high investment quality or possess a unique product, market position or operating characteristics
   - offer above-average levels of profitability or superior growth potential
   - are attractively valued in the marketplace

HOW DID THE FUND PERFORM DURING THE FIRST HALF OF 2003?

For the six months ending June 30, 2003, the Fund's Class S shares returned 11.78%, in line with the 11.75% return of the S&P 500 Index, a market capitalization-weighted, unmanaged index of 500 common stocks.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

War anxiety and stalling U.S. and global economies drove the market back toward July and October 2002 lows in the first quarter. When it became apparent that the war might be shorter than some of the more dire forecasts, the market rallied toward the end of March. In this environment, growth outperformed value. During the three months ending March 31, our stock selection in seven of ten broad industry sectors impacted our performance. These sectors included financials, health care and consumer discretionary, which were the largest contributors; energy, telecommunications and information technology detracted the most from our relative results.

During the first quarter, we boosted our positions in telecommunications, energy and special situations, while we trimmed our chemical holdings and a few stocks with eroding fundamentals.

Turning to the second quarter, the rally that began in March continued throughout the performance period against a backdrop of aggressively stimulative fiscal, monetary and dollar policies. Hints of an economic rebound bolstered confidence that the worst was behind us, and the markets advanced. When risk premiums declined and time horizons expanded, many of the worst-performing stocks of 2002 rebounded significantly--and dividend tax legislation seemed to nudge holders of low-yielding fixed instruments toward better alternatives. The convergence of these forces produced a pop in both the equity and high-yield bond markets.

During the second quarter, our stock selection in six of ten broad industry sectors influenced our returns. Holdings in materials, information technology and energy were the largest contributors to our results; conversely, our health care, financial and utilities stocks were the greatest detractors from relative returns.

In the three months ending June 30, we added some higher-yielding names, such as ChevronTexaco, and Dominion Resources, due to the change in dividend tax law. We also trimmed certain stocks that approached our target prices, including Intel and Dollar General.

WHAT IS YOUR OUTLOOK?

We anticipate a shift to a higher economic growth rate in the 3% range sometime during the second half of 2003. The recent surge in the markets probably confirms the end of the bear market. Over the next few years, we expect the equity market to resume an upward trajectory, with lots of noise along the way.

                        MASSMUTUAL FUNDAMENTAL VALUE FUND
                        LARGEST STOCK HOLDINGS (6/30/03)

     Citigroup, Inc.
     Exxon Mobil Corp.
     SBC Communications, Inc.
     Bank of America Corp.
     Wells Fargo & Co.
     Washington Mutual, Inc.
     Verizon Communications, Inc.
     National City Corp.
     Pfizer, Inc.
     ChevronTexaco Corp.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Fundamental Value Fund Class S, Class A, Class Y, Class L and the S&P 500 Index

MASSMUTUAL FUNDAMENTAL VALUE FUND
TOTAL RETURN

                                                          SINCE INCEPTION
                     YEAR TO DATE         ONE YEAR        AVERAGE ANNUAL
                  1/1/03 - 6/30/03    7/1/02 - 6/30/03   12/31/01 - 6/30/03
Class S                11.78%             -4.44%             -8.23%
Class A                11.55%             -4.82%             -8.61%
Class Y                11.79%             -4.39%             -8.27%
Class L                11.65%             -4.50%             -8.34%
---------------------------------------------------------------------------
S&P 500 Index          11.75%              0.25%             -8.82%

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                                                             S&P 500
                  CLASS S    CLASS A    CLASS Y    CLASS L   INDEX
12/31/2001       $  10,000  $  10,000  $  10,000  $  10,000    $  10,000
6/30/2002        $   9,200  $   9,180  $   9,190  $   9,190    $   8,685
12/31/2002       $   7,865  $   7,833  $   7,859  $   7,860    $   7,791
6/30/2003        $   8,792  $   8,738  $   8,786  $   8,776    $   8,706

Hypothetical Investments in MassMutual Fundamental Value Fund Class N, Class N (CDSC fees deducted) and the S&P 500 Index

MASSMUTUAL FUNDAMENTAL VALUE FUND
TOTAL RETURN

                                   YEAR TO DATE      SINCE INCEPTION
                                 1/1/03 - 6/30/03   12/31/02 - 6/30/03
Class N                               11.47%             11.47%
Class N (CDSC fees deducted)          10.47%             10.47%
----------------------------------------------------------------------
S&P 500 Index                         11.75%             11.83%

[CHART]

                                                             S&P 500
                  CLASS N    CLASS N (CDSC FEES DEDUCTED)    INDEX
12/31/2002        $ 10,000           $ 10,000                 $ 10,000
3/31/2003         $  9,523           $  9,423                 $  9,684
6/30/2003         $ 11,147           $ 11,047                 $ 11,175

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL FUNDAMENTAL VALUE FUND - PORTFOLIO OF INVESTMENTS

JUNE 30, 2003 (UNAUDITED)

                                                     NUMBER OF        MARKET
                                                      SHARES           VALUE
                                                   -------------   -------------
EQUITIES -- 99.6%

AIR TRANSPORTATION -- 0.8%
Southwest Airlines Co.                                   159,000   $   2,734,800
                                                                   -------------

APPAREL, TEXTILES & SHOES -- 0.9%
Nike, Inc. Cl. B                                          55,500       2,968,695
                                                                   -------------

AUTOMOTIVE & PARTS -- 1.0%
AutoNation, Inc.*                                        196,900       3,095,268
                                                                   -------------

BANKING, SAVINGS & LOANS -- 19.6%
Bank of America Corp.                                    131,900      10,424,057
Bank One Corp.                                            73,100       2,717,858
Citigroup, Inc.                                          372,200      15,930,160
Comerica, Inc.                                            48,000       2,232,000
Fannie Mae                                                70,300       4,741,032
National City Corp.                                      261,900       8,566,749
Washington Mutual, Inc.                                  222,400       9,185,120
Wells Fargo & Co.                                        188,000       9,475,200
                                                                   -------------
                                                                      63,272,176
                                                                   -------------

BEVERAGES -- 1.1%
PepsiCo, Inc.                                             77,300       3,439,850
                                                                   -------------

BROADCASTING, PUBLISHING & PRINTING -- 4.5%
AOL Time Warner, Inc.*                                   351,800       5,660,462
Comcast Corp.
  Special Cl. A*                                         195,700       5,642,031
Gannett Co., Inc.                                         40,100       3,080,081
                                                                   -------------
                                                                      14,382,574
                                                                   -------------

CHEMICALS -- 2.9%
Ashland, Inc.                                            121,100       3,715,348
Du Pont (E.I.) de
  Nemours & Co.                                          133,100       5,542,284
                                                                   -------------
                                                                       9,257,632
                                                                   -------------

COMMERCIAL SERVICES -- 1.0%
BearingPoint, Inc.*                                       60,600         584,790
Republic Services, Inc.*                                 122,200       2,770,274
                                                                   -------------
                                                                       3,355,064
                                                                   -------------

COMMUNICATIONS -- 5.7%
Nokia Oyj Sponsored ADR                                  318,100       5,226,383
SBC Communications, Inc.                                 519,500      13,273,225
                                                                   -------------
                                                                      18,499,608
                                                                   -------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 2.0%
Teradyne, Inc.*                                          379,300       6,565,683
                                                                   -------------

COMPUTERS & OFFICE EQUIPMENT -- 2.2%
Hewlett-Packard Co.                                      331,800       7,067,340
                                                                   -------------

COSMETICS & PERSONAL CARE -- 0.8%
Kimberly-Clark Corp.                                      50,800   $   2,648,712
                                                                   -------------

ELECTRIC UTILITIES -- 5.8%
Dominion Resources, Inc.                                  68,950       4,431,416
Exelon Corp.                                             104,800       6,268,088
PPL Corp.                                                 73,600       3,164,800
Progress Energy, Inc.                                     71,600       3,143,240
SCANA Corp.                                               50,100       1,717,428
                                                                   -------------
                                                                      18,724,972
                                                                   -------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 3.2%
Emerson Electric Co.                                      68,500       3,500,350
Intel Corp.                                              263,200       5,470,349
Rockwell Automation, Inc.                                 62,000       1,478,080
                                                                   -------------
                                                                      10,448,779
                                                                   -------------

ENERGY -- 11.6%
ChevronTexaco Corp.                                      111,700       8,064,740
Exxon Mobil Corp.                                        398,300      14,302,953
GlobalSantaFe Corp.                                      199,600       4,658,664
National Fuel Gas Co.                                    101,200       2,636,260
Shell Transport &
  Trading Co. PLC                                        193,600       7,714,960
                                                                   -------------
                                                                      37,377,577
                                                                   -------------

FINANCIAL SERVICES -- 4.1%
Archstone-Smith Trust                                     30,100         722,400
The Goldman Sachs
  Group, Inc.                                             76,700       6,423,625
Morgan Stanley                                            42,600       1,821,150
PNC Financial Services
  Group, Inc.                                             84,800       4,139,088
                                                                   -------------
                                                                      13,106,263
                                                                   -------------

FOODS -- 1.2%
Kellogg Co.                                              110,900       3,811,633
                                                                   -------------

FOREST PRODUCTS & PAPER -- 2.0%
Weyerhaeuser Co.                                         122,700       6,625,800
                                                                   -------------

INDUSTRIAL - DIVERSIFIED -- 2.6%
Illinois Tool Works, Inc.                                 49,100       3,233,235
Tyco International Limited                               280,200       5,318,196
                                                                   -------------
                                                                       8,551,431
                                                                   -------------

INSURANCE -- 6.4%
ACE Limited                                              100,000       3,429,000
Chubb Corp.                                               24,900       1,494,000
Cigna Corp.                                               59,100       2,774,154
The Hartford Financial
  Services Group, Inc.                                    60,200       3,031,672

Marsh & McLennan
  Companies, Inc.                                         54,500   $   2,783,315
The St. Paul
  Companies, Inc.                                        108,600       3,964,986
StanCorp Financial
  Group, Inc.                                             62,400       3,258,528
                                                                   -------------
                                                                      20,735,655
                                                                   -------------

MACHINERY & COMPONENTS -- 1.8%
Caterpillar, Inc.                                        105,100       5,849,866
                                                                   -------------

MANUFACTURING -- 1.1%
Applied Materials, Inc.*                                 224,700       3,563,742
                                                                   -------------

MEDICAL SUPPLIES -- 2.7%
Bard (C.R.), Inc.                                         55,400       3,950,574
Beckman Coulter, Inc.                                    115,200       4,681,728
                                                                   -------------
                                                                       8,632,302
                                                                   -------------

METALS & MINING -- 2.6%
Alcoa, Inc.                                              126,000       3,213,000
Nucor Corp.                                              107,600       5,256,260
                                                                   -------------
                                                                       8,469,260
                                                                   -------------

PHARMACEUTICALS -- 2.8%
Pfizer, Inc.                                             242,720       8,288,888
Schering-Plough Corp.                                     39,200         729,120
                                                                   -------------
                                                                       9,018,008
                                                                   -------------

RESTAURANTS -- 1.3%
McDonald's Corp.                                         186,800       4,120,808
                                                                   -------------

RETAIL -- 1.9%
CVS Corp.                                                145,800       4,086,774
Dollar General Corp.                                     105,800       1,931,908
                                                                   -------------
                                                                       6,018,682
                                                                   -------------

TELEPHONE UTILITIES -- 5.4%
AT&T Corp.                                               142,040       2,734,270
BellSouth Corp.                                          208,700       5,557,681
Verizon
  Communications, Inc.                                   229,400       9,049,830
                                                                   -------------
                                                                      17,341,781
                                                                   -------------

TRANSPORTATION -- 0.6%
CSX Corp.                                                 67,200       2,022,048
                                                                   -------------

TOTAL EQUITIES
(COST $307,065,595)                                                  321,706,009
                                                                   =============

    The accompanying notes are an integral part of the financial statements.

                                                     PRINCIPAL        MARKET
                                                      AMOUNT           VALUE
                                                   -------------   -------------
SHORT-TERM INVESTMENTS -- 5.8%

CASH EQUIVALENTS -- 4.3%**
Bank of Montreal
  Eurodollar Time Deposit
  1.080% 07/02/2003                                $     298,991   $     298,991
Bank of Montreal
  Eurodollar Time Deposit
  1.150% 07/09/2003                                      234,476         234,476
Bayerische Hypo-und
  Vereinsbank Bank Note
  1.530% 09/09/2003                                    1,494,957       1,494,957
Canadian Imperial
  Bank of Commerce
  Bank Note
  1.500% 05/18/2004                                    1,494,957       1,494,957
Den Danske Bank
  Eurodollar Time Deposit
  1.040% 07/28/2003                                      298,991         298,991
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                      906,519         906,519
Goldman Sachs Group, Inc.
  Medium Term Note
  1.130% 09/17/2003                                      149,496         149,496
Keybank
  Eurodollar Time Deposit
  1.250% 07/01/2003                                    1,166,066       1,166,066
Merrill Lynch & Co.
  Medium Term Note
  1.615% 11/26/2003                                      224,244         224,244
Merrill Lynch Premier
  Institutional Money
  Market Fund                                            649,670         649,670
Merrimac Money
  Market Fund                                          2,444,255       2,444,255
Metropolitan
  Life Insurance Co.
  Funding Agreement
  1.350% 11/03/2003                                      747,478         747,478
Morgan Stanley
  Dean Witter & Co.
  1.455% 01/29/2004                                      597,983         597,983
National Bank of Commerce
  1.073% 11/19/2003                                      373,739         373,739
Royal Bank of Canada
  Eurodollar Time Deposit
  1.031% 07/07/2003                                    1,345,461       1,345,461
Royal Bank of Canada
  Eurodollar Time Deposit
  1.300% 07/01/2003                                      896,974         896,974
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.050% 07/28/2003                                $     747,478   $     747,478
                                                                   -------------
                                                                      14,071,735
                                                                   -------------

REPURCHASE AGREEMENT -- 1.5%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  06/30/2003, 0.75%,
  due 07/01/2003(a)                                    4,825,548       4,825,548
                                                                   -------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                   18,897,283
                                                                   =============

TOTAL INVESTMENTS -- 105.4%
(COST $325,962,878)***                                               340,603,292

OTHER ASSETS/
(LIABILITIES) -- (5.4%)                                              (17,496,717)
                                                                   -------------

NET ASSETS -- 100.0%                                               $ 323,106,575
                                                                   =============

NOTES TO PORTFOLIO OF INVESTMENTS
 ADR - American Depository Receipt.
 *   Non-income producing security.
 **  Represents investments of security lending collateral. (NOTE 2).
 *** Aggregate cost for Federal tax purposes. (NOTE 7).
 (a) Maturity value of $4,825,648. Collateralized by U.S. Government Agency obligation with a rate of 2.86%, maturity date of 10/15/2008, and aggregate market value, including accrued interest, of $5,066,825.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL FUNDAMENTAL VALUE FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                                    JUNE 30, 2003
                                                                                                     (UNAUDITED)
                                                                                                    --------------
ASSETS:
        Investments, at value (cost $307,065,595) (NOTE 2)                                          $  321,706,009
        Short-term investments, at amortized cost (NOTE 2)                                              18,897,283
                                                                                                    --------------
            Total Investments (including securities on loan with market values of $13,624,394)         340,603,292
        Cash                                                                                                   496
        Receivables from:
            Interest and dividends                                                                         366,607
            Miscellaneous                                                                                    1,453
                                                                                                    --------------
                 Total assets                                                                          340,971,848
                                                                                                    --------------
LIABILITIES:
        Payables for:
            Investments purchased                                                                        3,504,105
            Securities on loan (NOTE 2)                                                                 14,071,735
            Directors' fees and expenses (NOTE 3)                                                            2,199
            Affiliates (NOTE 3):
                 Investment management fees                                                                177,223
                 Administration fees                                                                        57,610
                 Service fees                                                                               39,902
        Accrued expense and other liabilities                                                               12,499
                                                                                                    --------------
                 Total liabilities                                                                      17,865,273
                                                                                                    --------------
        NET ASSETS                                                                                  $  323,106,575
                                                                                                    ==============
NET ASSETS CONSIST OF:
        Paid-in capital                                                                             $  322,984,798
        Undistributed net investment income                                                              2,088,942
        Accumulated net realized loss on investments                                                   (16,607,579)
        Net unrealized appreciation on investments                                                      14,640,414
                                                                                                    --------------
                                                                                                    $  323,106,575
                                                                                                    ==============
NET ASSETS:
        Class A                                                                                     $   74,265,584
                                                                                                    ==============
        Class L                                                                                     $   64,229,386
                                                                                                    ==============
        Class Y                                                                                     $   52,964,749
                                                                                                    ==============
        Class S                                                                                     $  131,534,304
                                                                                                    ==============
        Class N                                                                                     $      112,552
                                                                                                    ==============
SHARES OUTSTANDING:
        Class A                                                                                          8,541,818
                                                                                                    ==============
        Class L                                                                                          7,367,085
                                                                                                    ==============
        Class Y                                                                                          6,073,662
                                                                                                    ==============
        Class S                                                                                         15,059,396
                                                                                                    ==============
        Class N                                                                                             13,015
                                                                                                    ==============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        Class A                                                                                     $         8.69
                                                                                                    ==============
        Class L                                                                                     $         8.72
                                                                                                    ==============
        Class Y                                                                                     $         8.72
                                                                                                    ==============
        Class S                                                                                     $         8.73
                                                                                                    ==============
        Class N                                                                                     $         8.65
                                                                                                    ==============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                                   SIX MONTHS ENDED
                                                                                                    JUNE 30, 2003
                                                                                                     (UNAUDITED)
                                                                                                   ----------------
INVESTMENT INCOME (NOTE 2):
        Dividends (net of withholding tax of $17,478)                                               $    3,279,817
        Interest (including securities lending income of $7,478)                                            33,181
                                                                                                    --------------
                Total investment income                                                                  3,312,998
                                                                                                    --------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                                                862,811
        Custody fees                                                                                        12,652
        Audit and legal fees                                                                                10,373
        Shareholder reporting fees                                                                           4,430
        Trustee reporting                                                                                    2,609
        Directors' fees (NOTE 3)                                                                             2,514
                                                                                                    --------------
                                                                                                           895,389
        Administration fees (NOTE 3):
            Class A                                                                                         88,858
            Class L                                                                                         86,567
            Class Y                                                                                         35,267
            Class S                                                                                         67,565
            Class N                                                                                            185
        Service fees (NOTE 3):
            Class A                                                                                         70,995
            Class N                                                                                            127
        Distribution fees (NOTE 3):
            Class N                                                                                            127
                                                                                                    --------------
                Total expenses                                                                           1,245,080
        Fees paid indirectly (NOTE 3)                                                                       (7,934)
                                                                                                    --------------
                Net expenses                                                                             1,237,146
                                                                                                    --------------
                NET INVESTMENT INCOME                                                                    2,075,852
                                                                                                    --------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized loss on investment transactions                                                    (4,943,297)
        Net change in unrealized appreciation (depreciation) on investments                             34,324,445
                                                                                                    --------------
                NET REALIZED AND UNREALIZED GAIN                                                        29,381,148
                                                                                                    --------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $   31,457,000
                                                                                                    ==============

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS ENDED
                                                                                     JUNE 30, 2003         YEAR ENDED
                                                                                      (UNAUDITED)       DECEMBER 31, 2002
                                                                                   -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income                                                      $       2,075,852    $       1,504,404
        Net realized loss on investment transactions                                      (4,943,297)         (11,664,282)
        Net change in unrealized appreciation (depreciation) on investments               34,324,445          (19,684,031)
                                                                                   -----------------    -----------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               31,457,000          (29,843,909)
                                                                                   -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
        From net investment income:
        Class A                                                                                  -               (207,636)
        Class L                                                                                  -               (281,189)
        Class Y                                                                                  -               (306,288)
        Class S                                                                                  -               (696,201)
                                                                                   -----------------    -----------------
            TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                                       -             (1,491,314)
                                                                                   -----------------    -----------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                                           29,867,416           42,180,977
        Class L                                                                           13,104,870           50,526,460
        Class Y                                                                            7,318,582           41,546,365
        Class S                                                                           17,310,448          111,024,680
        Class N                                                                                  -                101,000*
                                                                                   -----------------    -----------------
            INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                       67,601,316          245,379,482
                                                                                   -----------------    -----------------
        TOTAL INCREASE IN NET ASSETS                                                      99,058,316          214,044,259

NET ASSETS:

        Beginning of period                                                              224,048,259           10,004,000
                                                                                   -----------------    -----------------
        End of period (including undistributed net investment income of
           $2,088,942 and $13,090, respectively)                                   $     323,106,575    $     224,048,259
                                                                                   =================    =================

*  CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            CLASS A
                                                                            -------
                                                    SIX MONTHS ENDED
                                                         6/30/03           YEAR ENDED        PERIOD ENDED
                                                       (UNAUDITED)          12/31/02           12/31/01~
                                                    ----------------       ----------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $   7.79            $  10.00            $  10.00
                                                        --------            --------            --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                     0.05***             0.08***                -
  Net realized and unrealized gain (loss)
     on investments                                         0.85               (2.25)                  -
                                                        --------            --------            --------
       Total income (loss) from investment
       operations                                           0.90               (2.17)                  -
                                                        --------            --------            --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                   -               (0.04)                  -
                                                        --------            --------            --------
NET ASSET VALUE, END OF PERIOD                          $   8.69            $   7.79            $  10.00
                                                        ========            ========            ========
TOTAL RETURN@                                              11.55%**           (21.67)%                 -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                     $ 74,266            $ 37,973            $      1
  Ratio of expenses to average daily net assets:
     Before expense waiver                                  1.24%*              1.27%                  -
     After expense waiver#                                  1.23%*(a)           1.20%(a)               -
  Net investment income to average daily net assets         1.25%*              1.00%                  -
  Portfolio turnover rate                                     12%**               38%                N/A

                                                                            CLASS L
                                                                            -------
                                                    SIX MONTHS ENDED
                                                        6/30/03           YEAR ENDED         PERIOD ENDED
                                                       (UNAUDITED)         12/31/02           12/31/01~
                                                    ----------------      ----------         ------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $   7.81            $  10.00            $  10.00
                                                       --------            --------            --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.06***             0.10***                -
  Net realized and unrealized gain (loss)
     on investments                                        0.85               (2.24)                  -
                                                       --------            --------            --------
       Total income (loss) from investment
       operations                                          0.91               (2.14)                  -
                                                       --------            --------            --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                  -               (0.05)                  -
                                                       --------            --------            --------
NET ASSET VALUE, END OF PERIOD                         $   8.72            $   7.81            $  10.00
                                                       ========            ========            ========
TOTAL RETURN@                                             11.65%**           (21.40)%                 -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $ 64,229            $ 44,235            $      1
  Ratio of expenses to average daily net assets:
     Before expense waiver                                 0.99%*              1.02%                  -
     After expense waiver#                                 0.98%*(a)           0.95%(a)               -
  Net investment income to average daily net assets        1.52%*              1.24%                  -
  Portfolio turnover rate                                    12%**               38%                N/A

                                                                            CLASS Y
                                                                            -------
                                                    SIX MONTHS ENDED
                                                        6/30/03           YEAR ENDED         PERIOD ENDED
                                                      (UNAUDITED)          12/31/02           12/31/01~
                                                    ----------------      ----------         ------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $   7.80            $  10.00            $  10.00
                                                       --------            --------            --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.07***             0.12***                -
  Net realized and unrealized gain (loss)
     on investments                                        0.85               (2.26)                  -
                                                       --------            --------            --------
       Total income (loss) from investment
         operations                                        0.92               (2.14)                  -
                                                       --------            --------            --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                  -               (0.06)                  -
                                                       --------            --------            --------
NET ASSET VALUE, END OF PERIOD                         $   8.72            $   7.80            $  10.00
                                                       ========            ========            ========
TOTAL RETURN@                                             11.79%**           (21.41)%                 -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $ 52,965            $ 40,511            $      1
  Ratio of expenses to average daily net assets:
     Before expense waiver                                 0.84%*              0.87%                  -
     After expense waiver#                                 0.83%*(a)           0.81%(a)               -
  Net investment income to average daily net assets        1.66%*              1.44%                  -
  Portfolio turnover rate                                    12%**               38%                N/A

                                                                            CLASS S
                                                                            -------
                                                    SIX MONTHS ENDED
                                                        6/30/03           YEAR ENDED         PERIOD ENDED
                                                      (UNAUDITED)          12/31/02           12/31/01~
                                                    ----------------      ----------         ------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $    7.81           $   10.00           $  10.00
                                                       ---------           ---------           --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                     0.07***             0.12***               -
  Net realized and unrealized gain (loss)
     on investments                                         0.85               (2.25)                 -
                                                       --------            ---------           --------
       Total income (loss) from investment
         operations                                         0.92               (2.13)                 -
                                                       --------             --------           --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                   -               (0.06)                  -
                                                       --------            ---------           --------
NET ASSET VALUE, END OF PERIOD                         $    8.73           $    7.81           $  10.00
                                                       ========            =========           ========
TOTAL RETURN@                                              11.78%**           (21.35)%                -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $ 131,534           $ 101,228           $ 10,001
  Ratio of expenses to average daily net assets:
     Before expense waiver                                  0.80%*              0.83%                 -
     After expense waiver#                                  0.79%*(a)           0.77%(a)              -
  Net investment income to average daily net ass            1.71%*              1.36%                 -
  Portfolio turnover rate                                     12%**               38%               N/A

  *   ANNUALIZED.
  **  PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  *** PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ~   THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2001.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEAR ENDED DECEMBER 31, 2002.
  @ EMPLOYEE BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (a) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                                     CLASS N
                                                                                                     -------
                                                                                     SIX MONTHS ENDED
                                                                                         6/30/03                 PERIOD ENDED
                                                                                       (UNAUDITED)                12/31/02~~
                                                                                     ----------------            ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                    $   7.76                   $   7.76
                                                                                        --------                   --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                              0.04***                   (0.00)***+
  Net realized and unrealized gain (loss) on investments                                    0.85                      (0.00)+
                                                                                        --------                   --------
     Total income (loss) from investment operations                                         0.89                      (0.00)
                                                                                        --------                   --------
NET ASSET VALUE, END OF PERIOD                                                          $   8.65                   $   7.76
                                                                                        ========                   ========
TOTAL RETURN@                                                                              11.47%**(b)                    -^

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                                     $    113                   $    101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                                  1.54%*                        -^
     After expense waiver                                                                   1.53%*(a)                     -^
  Net investment income to average daily net assets                                         0.98%*                        -^
  Portfolio turnover rate                                                                     12%**                      38%

  *   ANNUALIZED.
  **  PERCENTAGE RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  *** PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ~~  CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  ^   AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  + NET INVESTMENT LOSS AND NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ARE LESS THAN $0.01 PER SHARE.
  @ EMPLOYEE BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (a) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
  (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL VALUE EQUITY FUND - PORTFOLIO MANAGER REPORT

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES FOR THE MASSMUTUAL VALUE EQUITY FUND?

The objectives and policies of the Fund are to:
-  achieve long-term growth of capital
- invest primarily in a diversified portfolio of equity securities of the type found in the Russell 1000 Value Index
-  utilize a value-oriented strategy in making investment decisions
-  utilize fundamental analysis to identify companies which:
   - are of high investment quality or possess a unique product, market position or operating characteristics
   - offer above-average levels of profitability or superior growth potential
   - are attractively valued in the marketplace

HOW DID THE FUND PERFORM DURING THE FIRST HALF OF 2003?

For the six months ending June 30, 2003, the Fund's Class S shares returned 9.24%, trailing the 11.57% return of the Russell 1000 Value Index, which measures the performance of those companies in the Russell 1000 Index with attributes common to the value universe. The Russell 1000 Index is an unmanaged index of the 1000 largest U.S. common stocks based on market capitalization.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

The first quarter of 2003 was dominated by news surrounding the military conflict in Iraq, with trading largely driven by war-related sentiment. The decision to go to war with Iraq initially lifted equity markets, but they sold off sharply as investors became concerned about the potential for a prolonged conflict. A gloomy mood pervaded much of January and February, as the market traded down on several factors, including concerns about a possible war, rising oil prices, data intimating stalling economic activity and less-than-favorable company reports. With the U.S. decision to go to war in mid-March and promising news about progress in the opening days of battle, the market wiped out the quarter's losses within a few trading days, but subsequently retreated as expectations of a quick victory dissipated.

During the first quarter, unfavorable security selection in financials and consumer discretionary detracted from performance. Conversely, favorable security selection in utilities and materials bolstered our relative performance. Specifically, our overweighting in several of the more regulated utilities with stable business outlooks contributed positively to the Fund's relative return.

In the second quarter, a relatively swift conclusion to the military campaign in Iraq and increasing investor optimism sent equity funds sprinting to one of their best closings ever, as investors began to anticipate that a possible end to the economic storm might be in sight. Stocks received a further boost when Congress unexpectedly passed a federal tax plan that cut rates on capital gains and dividends. Also contributing to the market's strength were comments made by Federal Reserve Board Chairman Alan Greenspan in May regarding the Fed's intent to quell the ominous threat of deflation, which drove down interest rates to fresh 45-year lows. This signaling not only triggered the sixth round of mortgage refinancing this cycle--which put more money into the pockets of consumers--but it also made alternative investments, such as bonds and money market instruments, less attractive than equities. As a result of these factors, risk tolerance began to rise. Overall, investors opted for companies with more debt and shakier balance sheets over seemingly more stable choices.

During the performance period, our overweighting major aerospace & defense names and underweighting stronger-performing information technology stocks proved to be a drag on performance, as investors shed conservative holdings for more aggressive names. Also detracting from second quarter returns was security selection and an overweight in materials. On the other hand, security selection in the consumer discretionary sector aided results. In particular, against the backdrop of the Federal Communications Commission's decision to relax the rules governing media ownership, media stocks rallied. Also contributing to relative performance was an underweight and favorable security selection within the energy sector, as natural resources stocks rose during the quarter, but generally trailed the broader market.

WHAT IS YOUR OUTLOOK?

Our strategy remains focused on identifying stocks with improving fundamentals that offer high quality earnings at reasonable prices. The valuation level, as well as short- and long-term earnings growth, will be considered. Stock-by-stock portfolio construction using our extensive research capabilities will continue to drive investment decisions.

                          MASSMUTUAL VALUE EQUITY FUND
                        LARGEST STOCK HOLDINGS (6/30/03)

Exxon Mobil Corp.
Citigroup, Inc.
Bank of America Corp.
iShares Russell 1000 Value Index Fund
Verizon Communications, Inc.
American International Group, Inc.
ChevronTexaco Corp.
SBC Communications, Inc.
J.P. Morgan Chase & Co.
Wachovia Corp.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Value Equity Fund Class S, Class A, Class Y, Class L and the Russell 1000 Value Index

MASSMUTUAL VALUE EQUITY FUND
TOTAL RETURN

                                                          SINCE INCEPTION
                    YEAR TO DATE          ONE YEAR         AVERAGE ANNUAL
                  1/1/03 - 6/30/03    7/1/02 - 6/30/03    5/1/01 - 6/30/03
Class S                9.24%              -3.79%             -7.06%
Class A                9.01%              -4.29%             -7.47%
Class Y                9.24%              -3.83%             -7.10%
Class L                9.13%              -4.04%             -7.23%
--------------------------------------------------------------------------
Russell 1000
Value Index           11.57%              -1.02%             -1.32%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                                                              RUSSELL 1000
                  CLASS S    CLASS A    CLASS Y    CLASS L    VALUE INDEX
5/1/2001          $ 10,000   $ 10,000   $ 10,000   $ 10,000     $ 10,000
6/30/2001         $  9,880   $  9,880   $  9,880   $  9,880     $  9,998
6/30/2002         $  8,868   $  8,830   $  8,866   $  8,857     $  9,103
6/30/2003         $  8,532   $  8,451   $  8,526   $  8,499     $  9,010

Hypothetical Investments in MassMutual Value Equity Fund, Class N, Class N (CDSC fees deducted) and the Russell 1000 Value Index

MASSMUTUAL VALUE EQUITY FUND
TOTAL RETURN

                                   YEAR TO DATE       SINCE INCEPTION
                                 1/1/03 - 6/30/03   12/31/02 - 6/30/03
Class N                               8.78%               8.92%
Class N (CDSC fees deducted)          7.78%               7.92%
----------------------------------------------------------------------
Russell 1000
Value Index                          11.57%              11.77%

[CHART]

                                                           RUSSELL 1000
                  CLASS N    CLASS N (CDSC FEES DEDUCTED)   VALUE INDEX
12/31/2002        $ 10,000          $  10,000                $ 10,000
3/31/2003         $  9,449          $   9,349                $  9,514
6/30/2003         $ 10,892          $  10,792                $ 11,157

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 1000 VALUE INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL VALUE EQUITY FUND - PORTFOLIO OF INVESTMENTS

JUNE 30, 2003 (UNAUDITED)

                                                     NUMBER OF        MARKET
                                                      SHARES          VALUE
                                                   -------------   -------------
EQUITIES -- 96.5%

ADVERTISING -- 0.7%
Getty Images, Inc.*                                        4,400   $     181,720
Lamar Advertising Co.*                                     5,500         193,655
Omnicom Group, Inc.                                        4,400         315,480
                                                                   -------------
                                                                         690,855
                                                                   -------------

AEROSPACE & DEFENSE -- 2.1%
Honeywell International, Inc.                              1,500          40,275
Lockheed Martin Corp.                                     18,100         861,017
Northrop Grumman Corp.                                     8,700         750,723
Raytheon Co.                                               7,100         233,164
United Technologies Corp.                                  3,500         247,905
                                                                   -------------
                                                                       2,133,084
                                                                   -------------

AIR TRANSPORTATION -- 0.4%
Delta Air Lines, Inc.                                      2,300          33,764
JetBlue Airways Corp.*                                     5,700         241,053
Southwest Airlines Co.                                     5,300          91,160
                                                                   -------------
                                                                         365,977
                                                                   -------------

APPAREL, TEXTILES & SHOES -- 0.6%
Albany International
  Corp. Cl. A                                             10,000         274,000
Limited Brands                                            23,400         362,700
                                                                   -------------
                                                                         636,700
                                                                   -------------

AUTOMOTIVE & PARTS -- 0.3%
General Motors Corp.                                       6,000         216,000
Keystone Automotive
  Industries, Inc.*                                        7,000         127,820
                                                                   -------------
                                                                         343,820
                                                                   -------------

BANKING, SAVINGS & LOANS -- 19.3%
Bank of America Corp.                                     42,900       3,390,387
Bank of New York Co., Inc.                                29,600         851,000
Bank One Corp.                                            44,800       1,665,664
Citigroup, Inc.                                          106,300       4,549,640
Commerce Bancorp, Inc.                                     3,700         137,270
Federal Agricultural
  Mortgage Corp. Cl. C*                                    1,000          22,350
Fifth Third Bancorp                                        8,100         464,454
FleetBoston Financial Corp.                               32,000         950,720
Golden West Financial Corp.                                5,800         464,058
J.P. Morgan Chase & Co.                                   54,200       1,852,556
M&T Bank Corp.                                             3,900         328,458
SouthTrust Corp.                                          12,800         348,160
Sovereign Bancorp, Inc.                                   52,900         827,885
Synovus Financial Corp.                                    8,800         189,200
U.S. Bancorp                                              28,700         703,150
Wachovia Corp.                                            44,600       1,782,216
Wells Fargo & Co.                                         23,700       1,194,480
                                                                   -------------
                                                                      19,721,648
                                                                   -------------

BROADCASTING, PUBLISHING & PRINTING  -- 6.0%
AOL Time Warner, Inc.*                                    66,600   $   1,071,594
Cablevision Systems
  Corp. Cl. A*                                            16,700         346,692
Clear Channel
  Communications, Inc.*                                   19,600         830,844
Comcast Corp. Cl. A*                                      31,120         939,202
Comcast Corp.
  Special Cl. A*                                           8,000         230,640
Fox Entertainment
  Group, Inc. Cl. A*                                      16,700         480,626
Liberty Media
  Corp. Cl. A*                                            22,900         264,724
The Scripps (E.W.) Co.                                     2,500         221,800
Tribune Co.                                                9,400         454,020
Univision Communications,
  Inc. Cl. A*                                              7,100         215,840
Viacom, Inc. Cl. B*                                       25,300       1,104,598
                                                                   -------------
                                                                       6,160,580
                                                                   -------------

BUILDING MATERIALS & CONSTRUCTION -- 0.2%
Masco Corp.                                                8,900         212,265
                                                                   -------------

CHEMICALS -- 2.9%
Cytec Industries, Inc.*                                    5,600         189,280
Dow Chemical Co.                                          34,300       1,061,928
Du Pont (E.I.) de
  Nemours & Co.                                            4,500         187,380
Engelhard Corp.                                            4,900         121,373
Georgia Gulf Corp.                                         3,500          69,300
Lyondell Chemical Co.                                     20,900         282,777
Millennium Chemicals, Inc.                                31,000         294,810
Praxair, Inc.                                             11,800         709,180
                                                                   -------------
                                                                       2,916,028
                                                                   -------------

COMMERCIAL SERVICES -- 1.1%
Paychex, Inc.                                              7,100         208,101
Republic Services, Inc.*                                  24,400         553,148
Waste Management, Inc.                                    14,600         351,714
                                                                   -------------
                                                                       1,112,963
                                                                   -------------

COMMUNICATIONS -- 1.9%
SBC Communications, Inc.                                  76,500       1,954,575
                                                                   -------------

COMMUNICATIONS EQUIPMENT -- 0.3%
Motorola, Inc.                                            32,500         306,475
                                                                   -------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.4%
Sun Microsystems, Inc.*                                   93,900         431,940
                                                                   -------------

COMPUTERS & INFORMATION -- 1.0%
Apple Computer, Inc.*                                     12,000         229,440
Dell Computer Corp.*                                       8,100         258,876


EMC Corp.*                                                24,800   $     259,656
Storage Technology Corp.*                                  9,400         241,956
                                                                   -------------
                                                                         989,928
                                                                   -------------

COMPUTERS & OFFICE EQUIPMENT -- 1.9%
Hewlett-Packard Co.                                       31,300         666,690
International Business
  Machines Corp.                                          14,900       1,229,250
                                                                   -------------
                                                                       1,895,940
                                                                   -------------

CONTAINERS -- 0.7%
Pactiv Corp.*                                             38,300         754,893
                                                                   -------------

COSMETICS & PERSONAL CARE -- 2.0%
Colgate-Palmolive Co.                                      4,800         278,160
The Gillette Co.                                          18,100         576,666
The Procter & Gamble Co.                                  13,800       1,230,684
                                                                   -------------
                                                                       2,085,510
                                                                   -------------

DATA PROCESSING & PREPARATION -- 0.3%
First Data Corp.                                           6,200         256,928
                                                                   -------------

ELECTRIC UTILITIES -- 5.3%
Ameren Corp.                                              14,400         635,040
Dominion Resources, Inc.                                  10,600         681,262
Entergy Corp.                                              5,000         263,900
FirstEnergy Corp.                                         27,200       1,045,840
FPL Group, Inc.                                           11,400         762,090
NiSource, Inc.                                            15,700         298,300
PG&E Corp.*                                               17,700         374,355
SCANA Corp.                                                7,000         239,960
Southern Co.                                              23,100         719,796
TXU Corp.                                                 17,000         381,650
                                                                   -------------
                                                                       5,402,193
                                                                   -------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 1.4%
Avnet, Inc.*                                              22,000         278,960
Broadcom Corp. Cl. A*                                      2,500          62,275
Emerson Electric Co.                                      10,800         551,880
Texas Instruments, Inc.                                   27,500         484,000
                                                                   -------------
                                                                       1,377,115
                                                                   -------------

ENERGY -- 11.0%
Apache Corp.                                               5,500         357,830
Burlington Resources, Inc.                                 6,100         329,827
ChevronTexaco Corp.                                       27,508       1,986,078
ConocoPhillips                                            18,345       1,005,306
Devon Energy Corp.                                         6,600         352,440
Equitable Resources, Inc.                                  7,400         301,476
Exxon Mobil Corp.                                        145,700       5,232,087
KeySpan Corp.                                              7,400         262,330
Kinder Morgan, Inc.                                        5,500         300,575
Occidental Petroleum Corp.                                14,100         473,055

    The accompanying notes are an integral part of the financial statements.

                                                     NUMBER OF        MARKET
                                                      SHARES          VALUE
                                                   -------------   -------------
Royal Dutch Petroleum
  Co. NY Shares                                            6,500   $     303,030
Schlumberger Limited                                       4,300         204,551
Suncor Energy, Inc.                                        5,000          93,247
                                                                   -------------
                                                                      11,201,832
                                                                   -------------

ENTERTAINMENT & LEISURE -- 0.9%
SCP Pool Corp.*                                            7,300         251,120
The Walt Disney Co.                                       32,200         635,950
                                                                   -------------
                                                                         887,070
                                                                   -------------

FINANCIAL SERVICES -- 5.5%
Apartment Investment &
  Management Co. Cl. A                                    11,200         387,520
Bear Stearns
  Companies, Inc.                                          4,300         311,406
Boston Properties, Inc.                                    7,200         315,360
The Goldman Sachs
  Group, Inc.                                              5,300         443,875
Huntington Bancshares, Inc.                               18,500         361,120
Janus Capital Group, Inc.                                  7,100         116,440
Lehman Brothers
  Holdings, Inc.                                           9,000         598,320
MBNA Corp.                                                 8,700         181,308
Merrill Lynch & Co., Inc.                                 30,100       1,405,068
Morgan Stanley                                            33,800       1,444,950
                                                                   -------------
                                                                       5,565,367
                                                                   -------------

FOODS -- 1.3%
Dean Foods Co.*                                            9,000         283,500
Hershey Foods Corp.                                        1,000          69,660
Hormel Foods Corp.                                         2,000          47,400
The J.M. Smucker Co.                                       6,200         247,318
Kellogg Co.                                                5,300         182,161
Safeway, Inc.*                                            15,200         310,992
Sysco Corp.                                                7,100         213,284
                                                                   -------------
                                                                       1,354,315
                                                                   -------------

HEALTHCARE -- 1.1%
Coventry Health Care, Inc.*                                5,100         235,416
Humana, Inc.*                                             20,700         312,570
UnitedHealth Group, Inc.                                  11,000         552,750
                                                                   -------------
                                                                       1,100,736
                                                                   -------------

HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 0.9%
Applica, Inc.*                                             8,900          75,650
Centex Corp.                                               7,400         575,646
Pulte Homes, Inc.                                          5,000         308,300
                                                                   -------------
                                                                         959,596
                                                                   -------------

HOUSEHOLD PRODUCTS -- 0.3%
Snap-On, Inc.                                             10,600         307,718
                                                                   -------------

INDUSTRIAL - DIVERSIFIED -- 1.3%
3M Co.                                                     4,200   $     541,716
Illinois Tool Works, Inc.                                  8,400         553,140
ITT Industries, Inc.                                       4,200         274,932
                                                                   -------------
                                                                       1,369,788
                                                                   -------------

INFORMATION RETRIEVAL SERVICES -- 0.2%
ChoicePoint, Inc.*                                         6,900         238,188
                                                                   -------------

INSURANCE -- 7.6%
Allstate Corp.                                            31,600       1,126,540
Ambac Financial
  Group, Inc.                                              6,600         437,250
American International
  Group, Inc.                                             41,800       2,306,524
Fidelity National
  Financial, Inc.                                          7,700         236,852
The Hartford Financial
  Services Group, Inc.                                     5,900         297,124
Lincoln National Corp.                                    10,000         356,300
MBIA, Inc.                                                15,500         755,625
Metlife, Inc.                                             14,800         419,136
Nationwide Financial
  Services, Inc. Cl. A                                     7,400         240,500
Old Republic
  International Corp.                                     13,800         472,926
Radian Group, Inc.                                        12,200         447,130
The St. Paul
  Companies, Inc.                                          9,200         335,892
Travelers Property
  Casualty Corp. Cl. A                                     7,899         125,594
Travelers Property
  Casualty Corp. Cl. B                                     8,628         136,063
                                                                   -------------
                                                                       7,693,456
                                                                   -------------

MACHINERY & COMPONENTS -- 1.0%
Agco Corp.*                                                8,500         145,180
Baker Hughes, Inc.                                         6,800         228,276
Kennametal, Inc.                                           4,200         142,128
Parker-Hannifin Corp.                                      9,500         398,905
Smith International, Inc.*                                 1,800          66,132
                                                                   -------------
                                                                         980,621
                                                                   -------------

MANUFACTURING -- 1.3%
American Standard
  Companies, Inc.*                                         6,300         465,759
Avery Dennison Corp.                                       5,300         266,060
Millipore Corp.*                                           1,700          75,429
Pentair, Inc.                                             13,900         542,934
                                                                   -------------
                                                                       1,350,182
                                                                   -------------

MEDICAL SUPPLIES -- 0.4%
Becton, Dickinson & Co.                                   10,000         388,500
                                                                   -------------

METALS & MINING -- 1.7%
Alcan, Inc.                                                5,700   $     178,353
Alcan, Inc. (CAD)                                          9,600         296,814
Alcoa, Inc.                                               14,400         367,200
Freeport-McMoRan
  Copper & Gold, Inc. Cl. B                                7,900         193,550
Phelps Dodge Corp.*                                       17,900         686,286
                                                                   -------------
                                                                       1,722,203
                                                                   -------------

PHARMACEUTICALS -- 3.8%
Abbott Laboratories                                        7,000         306,320
Angiotech
  Pharmaceuticals, Inc.*                                   8,200         334,068
Biovail Corp.*                                             6,700         315,302
Bristol-Myers Squibb Co.                                  21,500         583,725
McKesson Corp.                                             6,500         232,310
Merck & Co., Inc.                                         25,300       1,531,915
Schering-Plough Corp.                                     28,400         528,240
Wyeth                                                      1,800          81,990
                                                                   -------------
                                                                       3,913,870
                                                                   -------------

REAL ESTATE -- 0.6%
Equity Office
  Properties Trust                                        14,100         380,841
Equity Residential                                         8,800         228,360
                                                                   -------------
                                                                         609,201
                                                                   -------------

RESTAURANTS -- 1.0%
McDonald's Corp.                                          45,000         992,700
                                                                   -------------
RETAIL -- 1.7%
Big Lots, Inc.*                                           11,000         165,440
Borders Group, Inc.*                                      11,200         197,232
CVS Corp.                                                 32,200         902,566
Office Depot, Inc.*                                       15,800         229,258
PETCO Animal
  Supplies, Inc.*                                          5,100         110,874
Saks, Inc.*                                               15,200         147,440
                                                                   -------------
                                                                       1,752,810
                                                                   -------------

TELEPHONE UTILITIES -- 4.8%
Alltel Corp.                                               8,400         405,048
AT&T Corp.                                                19,240         370,370
AT&T Wireless Services, Inc.*                             55,000         451,550
BellSouth Corp.                                           31,900         849,497
Qwest Communications
  International, Inc.*                                    38,100         182,118
Verizon
  Communications, Inc.                                    67,400       2,658,930
                                                                   -------------
                                                                       4,917,513
                                                                   -------------
TOBACCO -- 0.6%
Altria Group, Inc.                                        12,700         577,088
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

                                                     NUMBER OF        MARKET
                                                      SHARES          VALUE
                                                   -------------   -------------
TRANSPORTATION -- 0.7%
CSX Corp.                                                  1,700   $      51,153
FedEx Corp.                                                4,300         266,729
Union Pacific Corp.                                        7,200         417,744
                                                                   -------------
                                                                         735,626
                                                                   -------------

TOTAL EQUITIES
(COST $98,476,508)                                                    98,367,797
                                                                   -------------

MUTUAL FUND -- 3.1%

FINANCIAL SERVICES
iShares Russell 1000
  Value Index Fund                                        62,300       3,150,511
                                                                   -------------

TOTAL MUTUAL FUND
(COST $3,017,273)                                                      3,150,511
                                                                   -------------

TOTAL LONG TERM INVESTMENTS
(COST $101,493,781)                                                  101,518,308
                                                                   =============

                                                     PRINCIPAL
                                                      AMOUNT
                                                   -------------
SHORT-TERM INVESTMENTS -- 7.8%

CASH EQUIVALENTS -- 7.6%**
Bank of Montreal
  Eurodollar Time Deposit
  1.080% 07/02/2003                                $     165,088         165,088
Bank of Montreal
  Eurodollar Time Deposit
  1.150% 07/09/2003                                      129,466         129,466
Bayerische Hypo-und
  Vereinsbank Bank Note
  1.530% 09/09/2003                                      825,442         825,442
Canadian Imperial
  Bank of Commerce
  Bank Note
  1.500% 05/18/2004                                      825,441         825,441
Den Danske Bank
  Eurodollar Time Deposit
  1.040% 07/28/2003                                      165,088         165,088
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                      500,535         500,535
Goldman Sachs Group, Inc.
  Medium Term Note
  1.130% 09/17/2003                                       82,544          82,544
Keybank
  Eurodollar Time Deposit
  1.250% 07/01/2003                                      643,844         643,844
Merrill Lynch & Co.
  Medium Term Note
  1.615% 11/26/2003                                      123,816         123,816
Merrill Lynch Premier
  Institutional Money
  Market Fund                                      $     358,716   $     358,716
Merrimac Money
  Market Fund                                          1,349,597       1,349,597
Metropolitan Life
  Insurance Co.
  Funding Agreement
  1.350% 11/03/2003                                      412,721         412,721
Morgan Stanley Dean
  Witter & Co.
  1.455% 01/29/2004                                      330,177         330,177
National Bank
  of Commerce
  1.073% 11/19/2003                                      206,360         206,360
Royal Bank of Canada
  Eurodollar Time Deposit
  1.031% 07/07/2003                                      742,897         742,897
Royal Bank of Canada
  Eurodollar Time Deposit
  1.300% 07/01/2003                                      495,265         495,265
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.050% 07/28/2003                                      412,721         412,721
                                                                   -------------
                                                                       7,769,718
                                                                   -------------

REPURCHASE AGREEMENT -- 0.2%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  06/30/2003, 0.75%,
  due 07/01/2003(a)                                      141,542         141,542
                                                                   -------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                    7,911,260
                                                                   =============

TOTAL INVESTMENTS -- 107.4%
(COST $109,405,041)***                                               109,429,568

OTHER ASSETS/
(LIABILITIES) -- (7.4%)                                               (7,493,365)
                                                                   -------------

NET ASSETS -- 100.0%                                               $ 101,936,203
                                                                   =============

NOTES TO PORTFOLIO OF INVESTMENTS
 *   Non-income producing security.
 **  Represents investments of security lending collateral. (NOTE 2).
 *** Aggregate cost for Federal tax purposes. (NOTE 7).
 (a) Maturity value of $141,545. Collateralized by U.S. Government Agency obligation with a rate of 3.625%, maturity date of 07/25/2026, and aggregate market value, including accrued interest, of $148,620.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL VALUE EQUITY FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                                    JUNE 30, 2003
                                                                                                     (UNAUDITED)
                                                                                                    --------------
ASSETS:
        Investments, at value (cost $101,493,781) (NOTE 2)                                          $  101,518,308
        Short-term investments, at amortized cost (NOTE 2)                                               7,911,260
                                                                                                    --------------
            Total Investments (including securities on loan with market values of $7,487,409)          109,429,568
        Cash                                                                                                   970
        Receivables from:
            Investments sold                                                                               273,200
            Interest and dividends                                                                         153,337
                                                                                                    --------------
                 Total assets                                                                          109,857,075
                                                                                                    --------------
LIABILITIES:
        Payables for:
            Investments purchased                                                                           53,408
            Securities on loan (NOTE 2)                                                                  7,769,718
            Directors' fees and expenses (NOTE 3)                                                            1,346
            Affiliates (NOTE 3):
                 Investment management fees                                                                 61,377
                 Administration fees                                                                        11,370
                 Service fees                                                                               10,994
        Accrued expense and other liabilities                                                               12,659
                                                                                                    --------------
                 Total liabilities                                                                       7,920,872
                                                                                                    --------------
        NET ASSETS                                                                                  $  101,936,203
                                                                                                    ==============
NET ASSETS CONSIST OF:
        Paid-in capital                                                                             $  112,458,605
        Undistributed net investment income                                                                658,869
        Accumulated net realized loss on investments and foreign currency translations                 (11,205,798)
        Net unrealized appreciation on investments                                                          24,527
                                                                                                    --------------
                                                                                                    $  101,936,203
                                                                                                    ==============
NET ASSETS:
            Class A                                                                                 $   18,508,951
                                                                                                    ==============
            Class L                                                                                 $    5,178,946
                                                                                                    ==============
            Class Y                                                                                 $    8,747,888
                                                                                                    ==============
            Class S                                                                                 $   69,390,357
                                                                                                    ==============
            Class N                                                                                 $      110,061
                                                                                                    ==============
SHARES OUTSTANDING:
            Class A                                                                                      2,215,721
                                                                                                    ==============
            Class L                                                                                        618,676
                                                                                                    ==============
            Class Y                                                                                      1,042,680
                                                                                                    ==============
            Class S                                                                                      8,268,343
                                                                                                    ==============
            Class N                                                                                         13,254
                                                                                                    ==============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
            Class A                                                                                 $         8.35
                                                                                                    ==============
            Class L                                                                                 $         8.37
                                                                                                    ==============
            Class Y                                                                                 $         8.39
                                                                                                    ==============
            Class S                                                                                 $         8.39
                                                                                                    ==============
            Class N                                                                                 $         8.30
                                                                                                    ==============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                                   SIX MONTHS ENDED
                                                                                                    JUNE 30, 2003
                                                                                                    (UNAUDITED)
                                                                                                   ----------------
INVESTMENT INCOME (NOTE 2):
        Dividends (net of withholding tax of $737)                                                  $    1,062,888
        Interest (including securities lending income of $3,936)                                            11,349
                                                                                                    --------------
                Total investment income                                                                  1,074,237
                                                                                                    --------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                                                320,498
        Custody fees                                                                                        10,450
        Audit and legal fees                                                                                 9,827
        Trustee reporting                                                                                    2,610
        Shareholder reporting fees                                                                           1,564
        Directors' fees (NOTE 3)                                                                               946
                                                                                                    --------------
                                                                                                           345,895

        Administration fees (NOTE 3):
            Class A                                                                                         22,751
            Class L                                                                                          6,650
            Class Y                                                                                          5,047
            Class S                                                                                         24,531
            Class N                                                                                            166
        Service fees (NOTE 3):
            Class A                                                                                         20,423
            Class N                                                                                            126
        Distribution fees (NOTE 3):
            Class N                                                                                            126
                                                                                                    --------------
                Total expenses                                                                             425,715
        Fees paid indirectly (NOTE 3)                                                                       (3,704)
                                                                                                    --------------
                Net expenses                                                                               422,011
                                                                                                    --------------
                NET INVESTMENT INCOME                                                                      652,226
                                                                                                    --------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized gain (loss) on:
            Investment transactions                                                                     (3,188,369)
            Foreign currency transactions                                                                        3
                                                                                                    --------------
                Net realized loss                                                                       (3,188,366)
                                                                                                    --------------
        Net change in unrealized appreciation (depreciation) on investments                             11,248,422
                                                                                                    --------------
                NET REALIZED AND UNREALIZED GAIN                                                         8,060,056
                                                                                                    --------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $    8,712,282
                                                                                                    ==============

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SIX MONTHS ENDED
                                                                                       JUNE 30, 2003        YEAR ENDED
                                                                                        (UNAUDITED)      DECEMBER 31, 2002
                                                                                     ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income                                                         $      652,226      $    1,032,149
        Net realized loss on investment transactions, futures contracts and
           foreign currency translations                                                  (3,188,366)         (5,670,643)
        Net change in unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities in
           foreign currencies                                                             11,248,422         (12,691,881)
                                                                                      --------------      --------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                8,712,282         (17,330,375)
                                                                                      --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
        From net investment income:
        Class A                                                                                    -            (135,508)
        Class L                                                                                    -             (52,201)
        Class Y                                                                                    -             (89,774)
        Class S                                                                                    -            (748,274)
                                                                                      --------------      --------------
            TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                                         -          (1,025,757)
                                                                                      --------------      --------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                                            1,087,640           9,929,233
        Class L                                                                               11,050           2,715,385
        Class Y                                                                              462,121           3,056,901
        Class S                                                                            2,940,580          22,157,733
        Class N                                                                                    -             101,000 *
                                                                                      --------------      --------------
            INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                        4,501,391          37,960,252
                                                                                      --------------      --------------
        TOTAL INCREASE IN NET ASSETS                                                      13,213,673          19,604,120

NET ASSETS:
        Beginning of period                                                               88,722,530          69,118,410
                                                                                      --------------      --------------
        End of period (including undistributed net investment income of
           $658,869 and $6,643, respectively)                                         $  101,936,203      $   88,722,530
                                                                                      ==============      ==============

*  CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         CLASS A
                                                                         -------
                                                   SIX MONTHS ENDED
                                                       6/30/03            YEAR ENDED        PERIOD ENDED
                                                      (UNAUDITED)          12/31/02           12/31/01~
                                                   ----------------       ----------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $   7.66            $   9.34           $  10.00
                                                       --------            --------           --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.04***             0.07***            0.04***
  Net realized and unrealized gain (loss)
     on investments                                        0.65               (1.68)             (0.67)
                                                       --------            --------           --------
       Total income (loss) from investment
          operations                                       0.69               (1.61)             (0.63)
                                                       --------            --------           --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                -                 (0.07)             (0.03)
                                                       --------            --------           --------
NET ASSET VALUE, END OF PERIOD                         $   8.35            $   7.66           $   9.34
                                                       ========            ========           ========
TOTAL RETURN@                                              9.01%**           (17.28)%            (6.29)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $ 18,509            $ 15,852           $  8,881
  Ratio of expenses to average daily net assets:
     Before expense waiver                                 1.28%*              1.30%              1.29%*
     After expense waiver#                                 1.28%*(a)           1.29%              1.29%*
  Net investment income to average daily
     net assets                                            1.07%*              0.79%              0.65%*
  Portfolio turnover rate                                    24%**              105%                62%**

                                                                         CLASS L
                                                                         -------
                                                   SIX MONTHS ENDED
                                                        6/30/03           YEAR ENDED        PERIOD ENDED
                                                      (UNAUDITED)          12/31/02           12/31/01~
                                                   ----------------       ----------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $   7.67            $   9.34           $  10.00
                                                       --------            --------           --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.05***             0.09***            0.05***
  Net realized and unrealized gain (loss)
     on investments                                        0.65               (1.67)             (0.67)
                                                       --------            --------           --------
       Total income (loss) from investment
          operations                                       0.70               (1.58)             (0.62)
                                                       --------            --------           --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                -                 (0.09)             (0.04)
                                                       --------            --------           --------
NET ASSET VALUE, END OF PERIOD                         $   8.37            $   7.67           $   9.34
                                                       ========            ========           ========
TOTAL RETURN@                                              9.13%**           (16.97)%            (6.21)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $  5,179            $  4,727           $  2,658
  Ratio of expenses to average daily net assets:
     Before expense waiver                                 1.03%*              1.05%              1.05%*
     After expense waiver#                                 1.03%*(a)           1.04%              1.04%*
  Net investment income to average daily
     net assets                                            1.32%*              1.07%              0.87%*
  Portfolio turnover rate                                    24%**              105%                62%**

                                                                        CLASS Y
                                                                        -------
                                                   SIX MONTHS ENDED
                                                        6/30/03           YEAR ENDED        PERIOD ENDED
                                                      (UNAUDITED)          12/31/02           12/31/01~
                                                   ----------------       ----------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $   7.68            $   9.35           $  10.00
                                                       --------            --------           --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.06***             0.10***            0.06***
  Net realized and unrealized gain (loss)
     on investments                                        0.65               (1.67)             (0.67)
                                                       --------            --------           --------
       Total income (loss) from investment
          operations                                       0.71               (1.57)             (0.61)
                                                       --------            --------           --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                -                 (0.10)             (0.04)
                                                       --------            --------           --------
NET ASSET VALUE, END OF PERIOD                         $   8.39            $   7.68           $   9.35
                                                       ========            ========           ========
TOTAL RETURN@                                              9.24%**           (16.87)%            (6.12)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $  8,748            $  7,543           $  5,977
  Ratio of expenses to average daily net assets:
     Before expense waiver                                 0.88%*              0.90%              0.90%*
     After expense waiver#                                 0.88%*(a)           0.89%              0.90%*
  Net investment income to average daily
     net assets                                            1.47%*              1.18%              0.93%*
  Portfolio turnover rate                                    24%**              105%                62%**

                                                                        CLASS S
                                                                        -------
                                                   SIX MONTHS ENDED
                                                        6/30/03           YEAR ENDED        PERIOD ENDED
                                                      (UNAUDITED)          12/31/02           12/31/01~
                                                   ----------------       ----------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $   7.68            $   9.35           $  10.00
                                                       --------            --------           --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.06***             0.10***            0.07***
  Net realized and unrealized gain (loss)
     on investments                                        0.65               (1.68)             (0.68)
                                                       --------            --------           --------
       Total income (loss) from investment
          operations                                       0.71               (1.58)             (0.61)
                                                       --------            --------           --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                -                 (0.09)             (0.04)
                                                       --------            --------           --------
NET ASSET VALUE, END OF PERIOD                         $   8.39            $   7.68           $   9.35
                                                       ========            ========           ========
TOTAL RETURN@                                              9.24%**           (16.83)%            (6.09)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $ 69,390            $ 60,499           $ 51,604
  Ratio of expenses to average daily net assets:
     Before expense waiver                                 0.83%*              0.85%              0.87%*
     After expense waiver#                                 0.83%*(a)           0.84%              0.86%*
  Net investment income to average daily
     net assets                                            1.52%*              1.22%              1.05%*
  Portfolio turnover rate                                    24%**              105%                62%**

  *   ANNUALIZED.
  **  PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  *** PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ~ FOR THE PERIOD FROM MAY 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2001.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD OCTOBER 1, 2001 THROUGH DECEMBER 31, 2001 AND FOR THE YEAR ENDED DECEMBER 31, 2002.
  @ EMPLOYEE RETIRMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                                     CLASS N
                                                                                                     -------
                                                                                     SIX MONTHS ENDED
                                                                                         6/30/03            PERIOD ENDED
                                                                                       (UNAUDITED)           12/31/02~~
                                                                                     ----------------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                     $   7.63             $  7.62
                                                                                         --------             -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                                                      0.03***             0.00***+
  Net realized and unrealized gain on investments                                            0.64                0.01
                                                                                         --------             -------
     Total income from investment operations                                                 0.67                0.01
                                                                                         --------             -------
NET ASSET VALUE, END OF PERIOD                                                           $   8.30             $  7.63
                                                                                         ========             =======
TOTAL RETURN@                                                                                8.78%**(b)             -^

RATIOS / SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                                                      $    110             $   101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                                   1.58%*                 -^
     After expense waiver                                                                    1.58%*(a)              -^
  Net investment income to average daily net assets                                          0.77%*                 -^
  Portfolio turnover rate                                                                      24%**              105%

  *   ANNUALIZED.
  **  PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  *** PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ~~  CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  ^   AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  +   NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER
  (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL LARGE CAP VALUE FUND - PORTFOLIO MANAGER REPORT

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES FOR THE MASSMUTUAL LARGE CAP VALUE FUND?

The objectives and policies of the Fund are to:
-  achieve long-term growth of capital and income
- invest primarily in a diversified portfolio of equity securities of larger, well-established companies (generally companies with market capitalizations over $5.0 billion)
-  utilize a value-oriented strategy in making investment decisions
-  utilize fundamental analysis to identify companies which:
   - are of high investment quality or possess a unique product, market position or operating characteristics
   - offer above-average levels of profitability or superior growth potential
   - are attractively valued in the marketplace

HOW DID THE FUND PERFORM DURING THE FIRST HALF OF 2003?

For the six months ending June 30, 2003, the Fund's Class S shares returned 11.83%, in line with the 11.75% return of the S&P 500 Index, a market capitalization-weighted, unmanaged index of 500 common stocks.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE--AND HOW DID YOU RESPOND?

During the first quarter, although overall portfolio performance was negative, a number of our holdings performed well. Among our financial holdings, Progressive Corp. and Moody's were top performers.

Detractors from performance in the first quarter included American International Group (AIG) and Tyco. AIG's shares declined on the company's announcement of a $1.8 billion increase in reserves related to excess casualty and Directors and Officers ("D&O") liability insurance. This marked the first time that AIG had ever taken an extraordinary reserve adjustment, attesting to management's strong underwriting abilities. We took advantage of the share price drop to add to our position in this high quality franchise. Tyco's shares also declined, following an announcement that the company had found additional accounting irregularities attributable to its previous management. This development appears to reflect more on former management than on current leadership, but we continue to monitor developments at the company closely.

In the second quarter, with respect to contribution by sector, the portfolio's holdings in the financial, consumer staples and industrial sectors were the top contributors to performance. While most positions contributed during the period, which was kind to stocks of all market capitalizations, the relatively weaker performers were from stocks in the information technology and energy sectors.

From the perspective of specific holdings, American Express was the largest and best-performing financial holding in the second quarter. The top-performing consumer staples holding was Altria Group, which returned 54% after declining in the first quarter. We believe that Altria's dominant consumer brands (through the company's 84% ownership of Kraft), strong growth in overseas markets, very modest valuation and high dividend yield currently make it a compelling investment. Our largest and best-performing industrial holdings at the end of the quarter were Tyco International and United Parcel Service (UPS). Tyco's shares advanced 48% as the company overcame its first quarter announcement of historical accounting discoveries with better operating results. At its current valuation, we believe Tyco still represents a favorable risk-reward proposition. One of the best-managed companies in our portfolio, UPS commands a 60% market share of the U.S. ground delivery business and generates a very high return on capital for any business. Despite our deep admiration for UPS, we have pared some of our position over the last nine months on account of valuation.

WHAT IS YOUR OUTLOOK?

We anticipate that the U.S. stock market will remain in a trading range for a number of years and believe that stock selection will be the key to generating above-average performance.

                         MASSMUTUAL LARGE CAP VALUE FUND
                        LARGEST STOCK HOLDINGS (6/30/03)

   American Express Co.
   Altria Group, Inc.
   American International Group, Inc.
   Citigroup, Inc.
   Berkshire Hathaway, Inc. Cl. A
   Wells Fargo & Co.
   Sealed Air Corp.
   Costco Wholesale Corp.
   HSBC Holdings PLC
   Progressive Corp.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Large Cap Value Fund Class S, Class A, Class Y, Class L and the S&P 500 Index.

   MASSMUTUAL LARGE CAP VALUE FUND
   TOTAL RETURN

                                                       SINCE INCEPTION
                     YEAR TO DATE        ONE YEAR       AVERAGE ANNUAL
                   1/1/03 - 6/30/03  7/1/02 - 6/30/03  5/1/00 - 6/30/03
   Class S              11.83%            4.01%            -5.77%
   Class A              11.46%            3.45%            -6.26%
   Class Y              11.69%            3.90%            -5.86%
   Class L              11.57%            3.65%            -6.03%
--------------------------------------------------------------------------
   S&P 500 Index        11.75%            0.25%           -10.53%

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                                                          S&P 500
              CLASS S    CLASS A    CLASS Y    CLASS L    INDEX
 5/1/2000     $ 10,000   $ 10,000   $ 10,000   $ 10,000   $ 10,000
6/30/2000     $  9,790   $  9,780   $  9,790   $  9,780   $ 10,037
6/30/2001     $  9,278   $  9,231   $  9,268   $  9,241   $  8,549
6/30/2002     $  7,964   $  7,878   $  7,949   $  7,923   $  7,012
6/30/2003     $  8,283   $  8,150   $  8,259   $  8,212   $  7,030

Hypothetical Investments in MassMutual Large Cap Value Fund Class N, Class N (CDSC fees deducted) and the S&P 500 Index.

   MASSMUTUAL LARGE CAP VALUE FUND
   TOTAL RETURN

                                       YEAR TO DATE     SINCE INCEPTION
                                     1/1/03 - 6/30/03  12/31/02 - 6/30/03
   Class N                                11.37%             11.68%
   Class N (CDSC fees deducted)           10.37%             10.68%
--------------------------------------------------------------------------
   S&P 500 Index                          11.75%             11.83%

[CHART]


                 CLASS N       CLASS N (CDSC FEES DEDUCTED)    S&P 500 INDEX
12/31/2002      $  10,000               $  10,000                 $  10,000
3/31/2003       $   9,541               $   9,441                 $   9,684
6/30/2003       $  11,168               $  11,068                 $  11,175

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL LARGE CAP VALUE FUND - PORTFOLIO OF INVESTMENTS

JUNE 30, 2003 (UNAUDITED)

                                                                  NUMBER OF          MARKET
                                                                   SHARES            VALUE
                                                               ---------------   ---------------
EQUITIES -- 94.7%

ADVERTISING -- 0.4%
WPP Group PLC
  Sponsored ADR                                                         53,700   $     2,151,759
                                                                                 ---------------

BANKING, SAVINGS & LOANS -- 20.1%
Bank One Corp.                                                         552,900        20,556,822
Citigroup, Inc.                                                        590,300        25,264,840
Golden West
  Financial Corp.                                                      228,300        18,266,283
HSBC Holdings PLC                                                    1,809,102        21,374,933
Lloyds TSB Group PLC
  Sponsored ADR                                                        180,500         5,236,305
Providian Financial Corp.*                                             146,700         1,358,442
State Street Corp.                                                      40,800         1,607,520
Wells Fargo & Co.                                                      463,900        23,380,560
                                                                                 ---------------
                                                                                     117,045,705
                                                                                 ---------------

BEVERAGES -- 1.6%
Diageo PLC
  Sponsored ADR                                                        214,700         9,395,272
                                                                                 ---------------

BROADCASTING, PUBLISHING & PRINTING -- 0.8%
Gannett Co., Inc.                                                       59,700         4,585,557
                                                                                 ---------------

BUILDING MATERIALS & CONSTRUCTION -- 1.4%
Martin Marietta
  Materials, Inc.                                                      117,200         3,939,092
Vulcan Materials Co.                                                   116,400         4,314,948
                                                                                 ---------------
                                                                                       8,254,040
                                                                                 ---------------

COMMERCIAL SERVICES -- 2.3%
Dun & Bradstreet Corp.*                                                143,050         5,879,355
Moody's Corp.                                                          142,300         7,500,633
                                                                                 ---------------
                                                                                      13,379,988
                                                                                 ---------------

COMPUTERS & INFORMATION -- 2.1%
Lexmark
  International, Inc.*                                                 175,500        12,420,135
                                                                                 ---------------
CONTAINERS -- 3.9%
Sealed Air Corp.*                                                      475,200        22,648,032
                                                                                 ---------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 0.4%
Agere Systems, Inc. Cl. A*                                           1,075,500         2,505,915
                                                                                 ---------------

ENERGY -- 5.8%
ConocoPhillips                                                         259,946        14,245,041
Devon Energy Corp.                                                     234,000        12,495,600
EOG Resources, Inc.                                                    164,900         6,899,416
                                                                                 ---------------
                                                                                      33,640,057
                                                                                 ---------------

FINANCIAL SERVICES -- 15.6%
American Express Co.                                                 1,084,300   $    45,334,583
AvalonBay
  Communities, Inc.                                                      9,500           405,080
Berkshire Hathaway,
  Inc. Cl. A*                                                              337        24,432,500
Centerpoint
  Properties Corp.                                                     175,099        10,724,814
Janus Capital Group, Inc.                                              115,600         1,895,840
Morgan Stanley                                                         183,900         7,861,725
                                                                                 ---------------
                                                                                      90,654,542
                                                                                 ---------------

FOODS -- 2.6%
Hershey Foods Corp.                                                     82,300         5,733,018
Kraft Foods, Inc. Cl. A                                                125,700         4,091,535
Safeway, Inc.*                                                         258,900         5,297,094
                                                                                 ---------------
                                                                                      15,121,647
                                                                                 ---------------

INDUSTRIAL - DIVERSIFIED -- 3.6%
Tyco International Limited                                           1,114,124        21,146,073
                                                                                 ---------------

INSURANCE -- 15.1%
American International
  Group, Inc.                                                          591,900        32,661,042
Aon Corp.                                                              265,300         6,388,424
Chubb Corp.                                                             36,400         2,184,000
Loews Corp.                                                            230,500        10,900,345
Markel Corp.*                                                            2,600           665,600
Principal Financial
  Group, Inc.                                                           82,900         2,673,525
Progressive Corp.                                                      290,500        21,235,550
Sun Life Financial Services
  of Canada, Inc.                                                       50,600         1,050,962
Transatlantic Holdings, Inc.                                           136,150         9,414,772
Travelers Property
  Casualty Corp. Cl. A                                                  21,459           341,198
Travelers Property
  Casualty Corp. Cl. B                                                  44,089           695,284
                                                                                 ---------------
                                                                                      88,210,702
                                                                                 ---------------

LODGING -- 0.8%
Marriott International,
  Inc. Cl. A                                                           124,400         4,779,448
                                                                                 ---------------

MACHINERY & COMPONENTS -- 1.0%
Dover Corp.                                                            201,700         6,042,932
                                                                                 ---------------

MANUFACTURING -- 0.4%
Applied Materials, Inc.*                                               136,300         2,161,718
                                                                                 ---------------

PHARMACEUTICALS -- 3.4%
Eli Lilly & Co.                                                        145,600        10,042,032
Merck & Co., Inc.                                                       52,900         3,203,095
Pfizer, Inc.                                                           186,400   $     6,365,560
                                                                                 ---------------
                                                                                      19,610,687
                                                                                 ---------------

PREPACKAGED SOFTWARE -- 1.5%
BMC Software, Inc.*                                                    165,400         2,700,982
Microsoft Corp.                                                        231,900         5,938,959
                                                                                 ---------------
                                                                                       8,639,941
                                                                                 ---------------

RETAIL -- 4.6%
Costco Wholesale Corp.*                                                604,200        22,113,720
RadioShack Corp.                                                       168,700         4,438,497
                                                                                 ---------------
                                                                                      26,552,217
                                                                                 ---------------

TOBACCO -- 6.2%
Altria Group, Inc.                                                     791,200        35,952,128
                                                                                 ---------------

TRANSPORTATION -- 1.1%
United Parcel Service,
  Inc. Cl. B                                                            99,800         6,357,260
                                                                                 ---------------

TOTAL EQUITIES
(COST $565,654,971)                                                                  551,255,755
                                                                                 ===============

                                                                  PRINCIPAL
                                                                   AMOUNT
                                                               ---------------
SHORT-TERM INVESTMENTS -- 12.3%

CASH EQUIVALENTS -- 7.0%**
Bank of Montreal
  Eurodollar Time Deposit
  1.080% 07/02/2003                                            $       875,482           875,482
Bank of Montreal
  Eurodollar Time Deposit
  1.150% 07/09/2003                                                    686,573           686,573
Bayerische Hypo-und
  Vereinsbank Bank Note
  1.530% 09/09/2003                                                  4,377,411         4,377,411
Canadian Imperial
  Bank of Commerce
  Bank Note
  1.500% 05/18/2004                                                  4,377,411         4,377,411
Den Danske Bank
  Eurodollar Time Deposit
  1.040% 07/28/2003                                                    875,482           875,482
Dreyfus Cash
  Management
  Plus, Inc. Money
  Market Fund                                                        2,654,395         2,654,395
Goldman Sachs Group, Inc.
  Medium Term Note
  1.130% 09/17/2003                                                    437,741           437,741

    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL          MARKET
                                                                   AMOUNT            VALUE
                                                               ---------------   ---------------
Keybank
  Eurodollar Time Deposit
  1.250% 07/01/2003                                            $     3,414,380   $     3,414,380
Merrill Lynch & Co.
  Medium Term Note
  1.615% 11/26/2003                                                    656,612           656,612
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                        1,902,310         1,902,310
Merrimac Money
  Market Fund                                                        7,157,067         7,157,067
Metropolitan Life
  Insurance Co.
  Funding Agreement
  1.350% 11/03/2003                                                  2,188,705         2,188,705
Morgan Stanley Dean
  Witter & Co.
  1.455% 01/29/2004                                                  1,750,964         1,750,964
National Bank
  of Commerce
  1.073% 11/19/2003                                                  1,094,353         1,094,353
Royal Bank of Canada
  Eurodollar Time Deposit
  1.031% 07/07/2003                                                  3,939,670         3,939,670
Royal Bank of Canada
  Eurodollar Time Deposit
  1.300% 07/01/2003                                                  2,626,447         2,626,447
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.050% 07/28/2003                                                  2,188,705         2,188,705
                                                                                 ---------------
                                                                                      41,203,708
                                                                                 ---------------

REPURCHASE AGREEMENT -- 5.3%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  06/30/2003, 0.75%,
  due 07/01/2003(a)                                                 30,723,442        30,723,442
                                                                                 ---------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                   71,927,150
                                                                                 ===============

TOTAL INVESTMENTS -- 107.0%
(COST $637,582,121)***                                                           $   623,182,905

OTHER ASSETS/
(LIABILITIES) -- (7.0%)                                                              (40,933,396)
                                                                                 ===============

NET ASSETS -- 100.0%                                                             $   582,249,509
                                                                                 ===============

NOTES TO PORTFOLIO OF INVESTMENTS
 ADR - American Depository Receipt.
 *   Non-income producing security.
 **  Represents investments of security lending collateral. (NOTE 2).
 *** Aggregate cost for Federal tax purposes. (NOTE 7).
 (a) Maturity value of $30,724,082. Collateralized by U.S. Government Agency obligations with rates of 2.680% - 4.094%, maturity dates of 06/25/2023 - 02/01/2033, and an aggregate market value, including accrued interest, of $32,259,614.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL LARGE CAP VALUE FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                  JUNE 30, 2003
                                                                                   (UNAUDITED)
                                                                                 ---------------
ASSETS:
        Investments, at value (cost $565,654,971) (NOTE 2)                       $   551,255,755
        Short-term investments, at amortized cost (NOTE 2)                            71,927,150
                                                                                 ---------------
            Total Investments (including securities on loan with market values
             of $39,705,121)                                                         623,182,905
        Cash                                                                               2,091
        Receivables from:
            Interest and dividends                                                       770,871
            Foreign taxes withheld                                                           809
            Miscellaneous                                                                  8,417
                                                                                 ---------------
                 Total assets                                                        623,965,093
                                                                                 ---------------

LIABILITIES:
        Payables for:
            Securities on loan (NOTE 2)                                               41,203,708
            Directors' fees and expenses (NOTE 3)                                          9,598
            Affiliates (NOTE 3):
                 Investment management fees                                              320,099
                 Administration fees                                                      98,498
                 Service fees                                                             66,977
        Accrued expense and other liabilities                                             16,704
                                                                                 ---------------
                 Total liabilities                                                    41,715,584
                                                                                 ---------------
        NET ASSETS                                                               $   582,249,509
                                                                                 ===============

NET ASSETS CONSIST OF:
        Paid-in capital                                                          $   667,178,343
        Undistributed net investment income                                            2,026,340
        Accumulated net realized loss on investments                                 (72,555,958)
        Net unrealized depreciation on investments                                   (14,399,216)
                                                                                 ---------------
                                                                                 $   582,249,509
                                                                                 ===============

NET ASSETS:
        Class A                                                                  $   115,081,761
                                                                                 ===============
        Class L                                                                  $   145,602,728
                                                                                 ===============
        Class Y                                                                  $    52,577,707
                                                                                 ===============
        Class S                                                                  $   268,874,577
                                                                                 ===============
        Class N                                                                  $       112,736
                                                                                 ===============

SHARES OUTSTANDING:
        Class A                                                                       14,254,788
                                                                                 ===============
        Class L                                                                       17,979,032
                                                                                 ===============
        Class Y                                                                        6,476,384
                                                                                 ===============
        Class S                                                                       33,085,372
                                                                                 ===============
        Class N                                                                           14,047
                                                                                 ===============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        Class A                                                                  $          8.07
                                                                                 ===============
        Class L                                                                  $          8.10
                                                                                 ===============
        Class Y                                                                  $          8.12
                                                                                 ===============
        Class S                                                                  $          8.13
                                                                                 ===============
        Class N                                                                  $          8.03
                                                                                 ===============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                         SIX MONTHS ENDED
                                                                                           JUNE 30, 2003
                                                                                            (UNAUDITED)
                                                                                         -----------------
INVESTMENT INCOME (NOTE 2):
        Dividends (net of withholding tax of $46,148)                                    $       4,236,155
        Interest (including securities lending income of $17,466)                                   82,734
                                                                                         -----------------
                Total investment income                                                          4,318,889
                                                                                         -----------------

EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                                      1,637,521
        Custody fees                                                                                28,523
        Audit and legal fees                                                                        11,581
        Shareholder reporting fees                                                                   8,430
        Directors' fees (NOTE 3)                                                                     5,121
        Trustee reporting                                                                            2,609
                                                                                         -----------------
                                                                                                 1,693,785

        Administration fees (NOTE 3):
            Class A                                                                                161,338
            Class L                                                                                201,979
            Class Y                                                                                 38,446
            Class S                                                                                 99,452
            Class N                                                                                    191
        Service fees (NOTE 3):
            Class A                                                                                124,335
            Class N                                                                                    128
        Distribution fees (NOTE 3):
            Class N                                                                                    128
                                                                                         -----------------
                Total expenses                                                                   2,319,782
        Fees paid indirectly (NOTE 3)                                                              (18,978)
                                                                                         -----------------
                Net expenses                                                                     2,300,804
                                                                                         -----------------
                NET INVESTMENT INCOME                                                            2,018,085
                                                                                         -----------------

REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized loss on investment transactions                                            (8,729,121)
        Net change in unrealized appreciation (depreciation) on investments                     65,599,546
                                                                                         -----------------
                NET REALIZED AND UNREALIZED GAIN                                                56,870,425
                                                                                         -----------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $      58,888,510
                                                                                         =================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SIX MONTHS ENDED
                                                                                           JUNE 30, 2003          YEAR ENDED
                                                                                           (UNAUDITED)        DECEMBER 31, 2002
                                                                                         -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income                                                            $       2,018,085    $       3,130,244
        Net realized loss on investment transactions                                            (8,729,121)         (37,917,588)
        Net change in unrealized appreciation (depreciation) on investments                     65,599,546          (57,098,982)
                                                                                         -----------------    -----------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     58,888,510          (91,886,326)
                                                                                         -----------------    -----------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
        From net investment income:
        Class A                                                                                          -             (313,566)
        Class L                                                                                          -             (659,016)
        Class Y                                                                                          -             (272,257)
        Class S                                                                                          -           (1,874,921)
                                                                                         -----------------    -----------------
            TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                                               -           (3,119,760)
                                                                                         -----------------    -----------------

NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                                                 11,379,835           34,285,780
        Class L                                                                                 16,509,297           30,527,631
        Class Y                                                                                  7,450,594           (4,775,046)
        Class S                                                                                  8,229,252            5,746,199
        Class N                                                                                          -              101,000*
                                                                                         -----------------    -----------------
            INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                             43,568,978           65,885,564
                                                                                         -----------------    -----------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                                                102,457,488          (29,120,522)

NET ASSETS:
        Beginning of period                                                                    479,792,021          508,912,543
                                                                                         -----------------    -----------------
        End of period (including undistributed net investment income of
           $2,026,340 and $8,255, respectively)                                          $     582,249,509    $     479,792,021
                                                                                         =================    =================

  *     CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                 CLASS A
                                                                                                 -------
                                                                      SIX MONTHS ENDED
                                                                           6/30/03      YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                                         (UNAUDITED)     12/31/02       12/31/01      12/31/00~
                                                                      ----------------  ----------     ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $    7.24       $   8.74       $   9.92       $  10.00
                                                                         ---------       --------       --------       --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                                       0.02***        0.02***        0.01***        0.03***
  Net realized and unrealized gain (loss) on investments                      0.81          (1.49)         (1.18)         (0.06)
                                                                         ---------       --------       --------       --------
       Total income (loss) from investment operations                         0.83          (1.47)         (1.17)         (0.03)
                                                                         ---------       --------       --------       --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                     -          (0.03)         (0.01)         (0.04)
  From net realized gains                                                        -              -              -          (0.01)
                                                                         ---------       --------       --------       --------
       Total distributions                                                       -          (0.03)         (0.01)         (0.05)
                                                                         ---------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD                                           $    8.07       $   7.24       $   8.74       $   9.92
                                                                         =========       ========       ========       ========
TOTAL RETURN@                                                                11.46%**      (16.86)%       (11.75)%        (0.36)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                      $ 115,082       $ 92,001       $ 73,431       $ 15,926
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                    1.25%*         1.24%          1.25%          1.25%*
     After expense waiver#                                                    1.24%*(a)      1.23%(a)       1.24%           N/A
  Net investment income to average daily net assets                           0.48%*         0.29%          0.12%          0.53%*
  Portfolio turnover rate                                                        2%**          25%            20%            11%**

                                                                                                 CLASS L
                                                                                                 -------
                                                                      SIX MONTHS ENDED
                                                                          6/30/03       YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                                        (UNAUDITED)      12/31/02       12/31/01      12/31/00~
                                                                      ----------------  ----------     ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $    7.26      $    8.76      $    9.93       $  10.00
                                                                         ---------      ---------      ---------       --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                                       0.03***        0.04***        0.03***        0.05***
  Net realized and unrealized gain (loss) on investments                      0.81          (1.50)         (1.17)         (0.07)
                                                                         ---------      ---------      ---------       --------
       Total income (loss) from investment operations                         0.84          (1.46)         (1.14)         (0.02)
                                                                         ---------      ---------      ---------       --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                     -          (0.04)         (0.03)         (0.04)
  From net realized gains                                                        -              -              -          (0.01)
                                                                         ---------      ---------      ---------       --------
       Total distributions                                                       -          (0.04)         (0.03)         (0.05)
                                                                         ---------      ---------      ---------       --------
NET ASSET VALUE, END OF PERIOD                                           $    8.10      $    7.26      $    8.76       $   9.93
                                                                         =========      =========      =========       ========
TOTAL RETURN@                                                                11.57%**      (16.64)%       (11.47)%       (0.26)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                      $ 145,603      $ 114,417      $ 105,322       $ 44,167
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                    1.00%*         1.00%          1.00%          1.00%*
     After expense waiver#                                                    0.99%*(a)      0.98%(a)       0.99%           N/A
  Net investment income to average daily net assets                           0.73%*         0.53%          0.37%          0.72%*
  Portfolio turnover rate                                                        2%**          25%            20%            11%**

  *     ANNUALIZED.
  **    PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***   PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ~ FOR THE PERIOD MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIODS MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND JANUARY 1, 2002 THROUGH APRIL 30, 2002.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH BY THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (a) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                                 CLASS Y
                                                                                                 -------
                                                                      SIX MONTHS ENDED
                                                                           6/30/03      YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                                         (UNAUDITED)     12/31/02       12/31/01      12/31/00~
                                                                      ----------------  ----------     ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $   7.27       $   8.77       $   9.94       $  10.00
                                                                          --------       --------       --------       --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                                       0.03***        0.05***        0.05***        0.06***
  Net realized and unrealized gain (loss) on investments                      0.82          (1.50)         (1.18)         (0.07)
                                                                          --------       --------       --------       --------
       Total income (loss) from investment operations                         0.85          (1.45)         (1.13)         (0.01)
                                                                          --------       --------       --------       --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                                     -          (0.05)         (0.04)         (0.04)
  From net realized gains                                                        -              -              -          (0.01)
                                                                          --------       --------       --------       --------
       Total distributions                                                       -          (0.05)         (0.04)         (0.05)
                                                                          --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD                                            $   8.12       $   7.27       $   8.77       $   9.94
                                                                          ========       ========       ========       ========
TOTAL RETURN@                                                                11.69%**      (16.52)%       (11.34)%        (0.08)%**
RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                       $ 52,578       $ 39,762       $ 52,286       $ 10,076
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                    0.85%*         0.84%          0.85%          0.84%*
     After expense waiver#                                                    0.84%*(a)      0.83%(a)       0.84%           N/A
  Net investment income to average daily net assets                           0.88%*         0.66%          0.52%          0.93%*
  Portfolio turnover rate                                                        2%**          25%            20%            11%**

                                                                   CLASS S                                      CLASS N
                                                                   -------                                      -------
                                          SIX MONTHS ENDED                                           SIX MONTHS ENDED
                                              6/30/03      YEAR ENDED     YEAR ENDED    PERIOD ENDED     6/30/03      PERIOD ENDED
                                            (UNAUDITED)     12/31/02       12/31/01      12/31/00~      (UNAUDITED)    12/31/02~~
                                          ---------------- ----------     ----------    ------------ ---------------- ------------
NET ASSET VALUE, BEGINNING OF PERIOD       $    7.27       $    8.78      $    9.94      $   10.00       $   7.21       $   7.19
                                           ---------       ---------      ---------      ---------       --------       --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                         0.04***         0.06***        0.06***        0.06***        0.01***        0.00***+
  Net realized and unrealized gain (loss)
     on investments                             0.82           (1.51)         (1.17)         (0.07)          0.81           0.02
                                           ---------       ---------      ---------      ---------       --------       --------
       Total income (loss) from
        investment operations                   0.86           (1.45)         (1.11)         (0.01)          0.82           0.02
                                           ---------       ---------      ---------      ---------       --------       --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                       -           (0.06)         (0.05)         (0.04)             -              -
  From net realized gains                          -               -              -          (0.01)             -              -
                                           ---------       ---------      ---------      ---------       --------       --------
       Total distributions                         -           (0.06)         (0.05)         (0.05)             -              -
                                           ---------       ---------      ---------      ---------       --------       --------
NET ASSET VALUE, END OF PERIOD             $    8.13       $    7.27      $    8.78      $    9.94       $   8.03       $   7.21
                                           =========       =========      =========      =========       ========       ========
TOTAL RETURN@                                  11.83%**       (16.53)%       (11.20)%        (0.08)%**      11.37%**(b)        -%^
RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)        $ 268,875       $ 233,510      $ 277,873      $ 225,913       $    113       $    101
  Ratio of expenses to average daily net
   assets:
     Before expense waiver                      0.76%*          0.75%          0.76%          0.76%*         1.55%*            -^
     After expense waiver#                      0.75%*(a)       0.74%(a)       0.75%           N/A           1.54%*(a)         -^
  Net investment income to average daily
     net assets                                 0.96%*          0.76%          0.62%          0.91%*         0.18%*            -^
  Portfolio turnover rate                          2%**           25%            20%            11%**           2%**          25%

  *     ANNUALIZED.
  **    PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***   PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ~ FOR THE PERIOD MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
  ~~    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  ^     AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  +     NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIODS MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND JANUARY 1, 2002 THROUGH APRIL 30, 2002.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH BY THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (a) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
  (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL INDEXED EQUITY FUND - PORTFOLIO MANAGER REPORT

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES FOR THE MASSMUTUAL INDEXED EQUITY FUND?

The objectives and policies of the Fund are to:
- achieve long-term growth of capital through performance that closely tracks that of the S&P 500 Index
- invest in a portfolio of equity securities mirroring the sector and stock weightings of the S&P 500 Index

HOW DID THE FUND PERFORM DURING THE FIRST HALF OF 2003?

For the six months ending June 30, 2003, the Fund's Class S shares returned 11.48%, in line with the 11.75% return of the S&P 500 Index, a market capitalization-weighted, unmanaged index of 500 common stocks.

WHAT WAS THE INVESTMENT BACKDROP DURING THE PERIOD?

After starting off the New Year on a positive note, equity markets peaked during the second week of January and then started a sustained decline, as fears surrounding the likely war with Iraq impacted markets globally. By the beginning of March a "war relief" rally took place, erasing much of the quarter's decline, as investors turned optimistic that any war would not last very long. Overall, the market saw significant volatility, as the S&P 500 Index traded in a broad range between 790 and 935 during the quarter. By the close of the quarter, economic activity slowed as investors' geopolitical concerns reverberated throughout the economy. Virtually every major indicator proved weaker than expected as full-year GDP (Gross Domestic Product) growth estimates continued to be reduced.

All capitalization and style segments were down for the first quarter, with large cap growth stocks outpacing large cap value stocks. Growth stocks also outperformed value issues over the prior 12-month period. The small- and mid cap segments of the market also posted results in negative territory.

Economic and political conditions continued to improve during the second quarter, leading investors to favor equities. Additionally, the low interest rate environment and yields on bond investments drew more attention to equities in the quest for returns. Add to the mix a boost from both a $350 billion U.S. tax cut and the declining value of the dollar (which benefits U.S. companies selling products and services overseas), and the case for owning equities became stronger. While the road to resolution in Iraq is by no means resolved, the conclusion of active military operations provided the markets with greater stability not seen in the last two years.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

Sector performance during the first quarter was generally negative, with only the health care and energy sectors posting gains. Telecommunications services was the worst-performing sector during this time frame. Financials remained the largest weight in the index, accounting for 20.4% of the market's capitalization.

The second quarter saw all sectors generating positive performance, with business equipment and services, technology and utilities leading the pack. Energy was the weakest-performing of the sectors.

WHAT IS YOUR OUTLOOK?

Economic conditions are expected to continue improving due to newly initiated fiscal and monetary policy stimuli. A second-half economic rebound, evidenced by improved economic and earnings forecasts, should translate to sustained equity performance. Large cap, high-quality stocks, which have lagged so far this year, should regain favor. While stocks may consolidate recent gains, the intermediate-term outlook remains constructive.

                         MASSMUTUAL INDEXED EQUITY FUND
                        LARGEST STOCK HOLDINGS (6/30/03)

   General Electric Co.
   Microsoft Corp.
   Pfizer, Inc.
   Exxon Mobil Corp.
   Wal-Mart Stores, Inc.
   Citigroup, Inc.
   Johnson & Johnson
   American International Group, Inc.
   International Business Machines Corp.
   Merck & Co., Inc.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Indexed Equity Fund Class S, Class A, Class Y and the S&P 500 Index

   MASSMUTUAL INDEXED EQUITY FUND
   TOTAL RETURN

                                                            FIVE YEAR       SINCE INCEPTION
                 YEAR TO DATE          ONE YEAR          AVERAGE ANNUAL     AVERAGE ANNUAL
               1/1/03 - 6/30/03    7/1/02 - 6/30/03    7/1/98 - 6/30/03    3/1/98 - 6/30/03
   Class S          11.48%              -0.13%              -2.03%              -0.41%
   Class A          11.25%              -0.57%              -2.48%              -0.88%
   Class Y          11.58%              -0.11%              -2.09%              -0.46%
--------------------------------------------------------------------------------------------
   S&P 500
   Index            11.75%               0.25%              -1.61%               0.03%

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                  CLASS S             CLASS A             CLASS Y             S&P 500 INDEX
3/1/98            $   10,000          $   10,000          $   10,000          $   10,000
Jun-98            $   10,840          $   10,820          $   10,840          $   10,859
Jun-99            $   13,254          $   13,144          $   13,230          $   13,330
Jun-00            $   14,147          $   13,974          $   14,120          $   14,297
Jun-2001          $   12,008          $   11,805          $   11,972          $   12,178
Jun-2002          $    9,796          $    9,596          $    9,766          $    9,989
Jun-2003          $    9,783          $    9,541          $    9,754          $   10,014

Hypothetical Investments in MassMutual Indexed Equity Fund Class L and the S&P 500 Index

   MASSMUTUAL INDEXED EQUITY FUND
   TOTAL RETURN

                                                                            SINCE INCEPTION
                                     YEAR TO DATE          ONE YEAR          AVERAGE ANNUAL
                                   1/1/03 - 6/30/03    7/1/02 - 6/30/03     7/1/99 - 6/30/03
   Class L                              11.47%              -0.26%               -7.45%
--------------------------------------------------------------------------------------------
   S&P 500 Index                        11.75%               0.25%               -6.90%

[CHART]

                CLASS L             S&P 500 INDEX
7/1/99          $   10,000          $   10,000
Jun-2000        $   10,660          $   10,725
Jun-2001        $    9,028          $    9,136
Jun-2002        $    7,356          $    7,494
Jun-2003        $    7,337          $    7,512

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Indexed Equity Fund Class Z and the S&P 500 Index

   MASSMUTUAL INDEXED EQUITY FUND
   TOTAL RETURN

                                                                             SINCE INCEPTION
                                     YEAR TO DATE          ONE YEAR          AVERAGE ANNUAL
                                   1/1/03 - 6/30/03    7/1/02 - 6/30/03     5/1/01 - 6/30/03
   Class Z                              11.72%               0.21%               -9.52%
---------------------------------------------------------------------------------------------
   S&P 500 Index                        11.75%               0.25%               -9.39%

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                CLASS Z          S&P 500 INDEX
5/1/2001        $    10,000        $    10,000
Jun-2001        $     9,820        $     9,822
Jun-2002        $     8,034        $     8,057
Jun-2003        $     8,051        $     8,076

Hypothetical Investments in MassMutual Indexed Equity Fund Class N, Class N (CDSC fees deducted) and the S&P 500 Index

   MASSMUTUAL INDEXED EQUITY FUND
   TOTAL RETURN

                                                         YEAR TO DATE       SINCE INCEPTION
                                                       1/1/03 - 6/30/03    12/31/02 - 6/30/03
   Class N                                                  11.30%               11.30%
   Class N (CDSC fees deducted)                             10.30%               10.30%
----------------------------------------------------------------------------------------------
   S&P 500 Index                                            11.75%               11.83%

[CHART]

                CLASS N        CLASS N (CDSC FEES DEDUCTED)    S&P 500 INDEX
12/31/2002      $   10,000     $   10,000                      $   10,000
Mar-2003        $    9,665     $    9,565                      $    9,684
Jun-2003        $   11,130     $   11,030                      $   11,175

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL INDEXED EQUITY FUND - PORTFOLIO OF INVESTMENTS

JUNE 30, 2003 (UNAUDITED)

                                                                  NUMBER OF          MARKET
                                                                   SHARES            VALUE
                                                               ---------------   ---------------
EQUITIES -- 98.6%

ADVERTISING -- 0.2%
Interpublic Group of
  Companies, Inc.                                                       45,833   $       613,246
Monster
  Worldwide, Inc.*                                                      13,418           264,737
Omnicom Group, Inc.                                                     22,214         1,592,744
                                                                                 ---------------
                                                                                       2,470,727
                                                                                 ---------------

AEROSPACE & DEFENSE -- 1.7%
Boeing Co.                                                             101,640         3,488,285
General Dynamics Corp.                                                  23,554         1,707,665
Goodrich Corp.                                                          13,690           287,490
Honeywell
  International, Inc.                                                  100,410         2,696,009
Lockheed Martin Corp.                                                   53,507         2,545,328
Northrop Grumman Corp.                                                  21,339         1,841,342
Raytheon Co.                                                            47,500         1,559,900
Rockwell Collins, Inc.                                                  20,632           508,166
United Technologies Corp.                                               55,231         3,912,012
                                                                                 ---------------
                                                                                      18,546,197
                                                                                 ---------------

AIR TRANSPORTATION -- 0.2%
Delta Air Lines, Inc.                                                   15,116           221,903
Southwest Airlines Co.                                                  90,665         1,559,438
                                                                                 ---------------
                                                                                       1,781,341
                                                                                 ---------------

APPAREL, TEXTILES & SHOES -- 0.6%
The Gap, Inc.                                                          104,103         1,952,972
Jones Apparel
  Group, Inc.*                                                          15,389           450,282
Limited Brands                                                          61,659           955,714
Liz Claiborne, Inc.                                                     12,792           450,918
Nike, Inc. Cl. B                                                        31,183         1,667,979
Nordstrom, Inc.                                                         15,938           311,110
Reebok
  International Limited*                                                 7,300           245,499
VF Corp.                                                                13,002           441,678
                                                                                 ---------------
                                                                                       6,476,152
                                                                                 ---------------

AUTOMOTIVE & PARTS -- 0.9%
AutoNation, Inc.*                                                       35,100           551,772
Cooper Tire & Rubber Co.                                                 7,930           139,489
Dana Corp.                                                              16,369           189,226
Delphi Corp.                                                            64,594           557,446
Ford Motor Co.                                                         219,114         2,408,063
General Motors Corp.                                                    65,745         2,366,820
Genuine Parts Co.                                                       20,212           646,986
The Goodyear Tire &
  Rubber Co.                                                            20,676           108,549
Harley-Davidson, Inc.                                                   35,536         1,416,465
Navistar
  International Corp.*                                                   8,409   $       274,386
Paccar, Inc.                                                            13,603           919,019
Visteon Corp.                                                           13,453            92,422
                                                                                 ---------------
                                                                                       9,670,643
                                                                                 ---------------

BANKING, SAVINGS & LOANS -- 11.8%
AmSouth Bancorp                                                         41,894           914,965
Bank of America Corp.                                                  179,227        14,164,310
Bank of
  New York Co., Inc.                                                    90,003         2,587,586
Bank One Corp.                                                         137,026         5,094,627
BB&T Corp.                                                              55,416         1,900,769
Capital One
  Financial Corp.                                                       26,046         1,280,942
Charter One
  Financial, Inc.                                                       26,845           837,027
Citigroup, Inc.                                                        608,341        26,036,995
Comerica, Inc.                                                          20,376           947,484
Fannie Mae                                                             117,179         7,902,552
Fifth Third Bancorp                                                     69,888         4,007,378
First Tennessee
  National Corp.                                                        14,600           641,086
FleetBoston
  Financial Corp.                                                      125,515         3,729,051
Freddie Mac                                                             81,828         4,154,408
Golden West
  Financial Corp.                                                       18,079         1,446,501
J.P. Morgan Chase & Co.                                                239,626         8,190,417
KeyCorp                                                                 49,768         1,257,637
Marshall and Ilsley Corp.                                               25,500           779,790
Mellon Financial Corp.                                                  50,468         1,400,487
National City Corp.                                                     71,871         2,350,900
North Fork
  Bancorporation, Inc.                                                  18,800           640,328
Northern Trust Corp.                                                    25,493         1,065,352
Providian Financial Corp.*                                              33,404           309,321
Regions Financial Corp.                                                 25,790           871,186
SLM Corp.                                                               54,231         2,124,228
SouthTrust Corp.                                                        40,394         1,098,717
State Street Corp.                                                      38,968         1,535,339
SunTrust Banks, Inc.                                                    33,134         1,966,172
Synovus Financial Corp.                                                 35,499           763,228
U.S. Bancorp                                                           227,034         5,562,333
Union Planters Corp.                                                    23,108           717,041
Wachovia Corp.                                                         160,148         6,399,514
Washington Mutual, Inc.                                                111,552         4,607,098
Wells Fargo & Co.                                                      199,246        10,041,998
Zions Bancorp                                                           11,800           597,198
                                                                                 ---------------
                                                                                     127,923,965
                                                                                 ---------------

BEVERAGES -- 2.8%
Anheuser-Busch
  Companies, Inc.                                                       99,596   $     5,084,376
Brown-Forman
  Corp. Cl. B                                                            7,121           559,853
The Coca-Cola Co.                                                      292,172        13,559,703
Coca-Cola
  Enterprises, Inc.                                                     53,043           962,730
Coors (Adolph) Co. Cl. B                                                 4,465           218,696
The Pepsi Bottling
  Group, Inc.                                                           33,082           662,302
PepsiCo, Inc.                                                          203,566         9,058,687
                                                                                 ---------------
                                                                                      30,106,347
                                                                                 ---------------

BROADCASTING, PUBLISHING & PRINTING -- 3.5%
American Greetings
  Corp. Cl. A*                                                           8,814           173,107
AOL Time Warner, Inc.*                                                 537,194         8,643,451
Clear Channel
  Communications, Inc.*                                                 74,421         3,154,706
Comcast Corp. Cl. A*                                                   269,496         8,133,389
Dow Jones & Co., Inc.                                                   10,857           467,177
Gannett Co., Inc.                                                       31,371         2,409,607
Knight Ridder, Inc.                                                      9,437           650,492
The McGraw-Hill
  Companies, Inc.                                                       22,644         1,403,928
Meredith Corp.                                                           5,589           245,916
New York Times Co. Cl. A                                                17,600           800,800
Tribune Co.                                                             35,695         1,724,068
Univision
  Communications,
  Inc. Cl. A*                                                           26,800           814,720
Viacom, Inc. Cl. B*                                                    207,718         9,068,968
                                                                                 ---------------
                                                                                      37,690,329
                                                                                 ---------------

BUILDING MATERIALS & CONSTRUCTION -- 0.2%
Louisiana-Pacific Corp.*                                                12,484           135,327
Masco Corp.                                                             57,292         1,366,414
Vulcan Materials Co.                                                    11,678           432,903
                                                                                 ---------------
                                                                                       1,934,644
                                                                                 ---------------

CHEMICALS -- 1.4%
Air Products &
  Chemicals, Inc.                                                       26,705         1,110,928
Ashland, Inc.                                                            8,025           246,207
Dow Chemical Co.                                                       111,520         3,452,659
Du Pont (E.I.)
  de Nemours & Co.                                                     117,150         4,878,126
Eastman Chemical Co.                                                     9,135           289,305
Engelhard Corp.                                                         14,925           369,692
Great Lakes
  Chemical Corp.                                                         5,896           120,278

    The accompanying notes are an integral part of the financial statements.

                                                                  NUMBER OF          MARKET
                                                                   SHARES            VALUE
                                                               ---------------   ---------------
Hercules, Inc.*                                                         12,889   $       127,601
International Flavors &
  Fragrances, Inc.                                                      11,082           353,848
Monsanto Co.                                                            31,424           680,015
PPG Industries, Inc.                                                    19,908         1,010,132
Praxair, Inc.                                                           19,078         1,146,588
Rohm & Haas Co.                                                         25,984           806,284
                                                                                 ---------------
                                                                                      14,591,663
                                                                                 ---------------

COMMERCIAL SERVICES -- 1.7%
Allied Waste
  Industries, Inc.*                                                     24,334           244,557
Apollo Group, Inc. Cl. A*                                               20,600         1,272,256
Block (H&R), Inc.                                                       20,948           906,001
Cendant Corp.*                                                         120,644         2,210,198
Cintas Corp.                                                            20,200           715,888
Concord EFS, Inc.*                                                      59,546           876,517
Convergys Corp.*                                                        20,871           333,936
Donnelley (R.R.) &
  Sons Co.                                                              12,915           337,598
eBay, Inc.*                                                             37,200         3,875,496
Ecolab, Inc.                                                            30,558           782,285
Equifax, Inc.                                                           17,049           443,274
Fluor Corp.                                                              9,135           307,301
Moody's Corp.                                                           18,386           969,126
Paychex, Inc.                                                           44,406         1,301,540
PerkinElmer, Inc.                                                       16,174           223,363
Quest Diagnostics, Inc.*                                                11,785           751,883
Quintiles
  Transnational Corp.*                                                  16,703           237,016
Robert Half
  International, Inc.*                                                  21,200           401,528
Ryder System, Inc.                                                       8,205           210,212
Waste Management, Inc.                                                  70,197         1,691,046
                                                                                 ---------------
                                                                                      18,091,021
                                                                                 ---------------

COMMUNICATIONS -- 1.8%
ADC
  Telecommunications, Inc.*                                             72,692           169,227
Andrew Corp.*                                                           13,642           125,506
Avaya, Inc.*                                                            43,975           284,079
Ciena Corp.*                                                            51,600           267,804
Citizens
  Communications Co.*                                                   33,500           431,815
Lucent
  Technologies, Inc.*                                                  468,152           950,349
Network Appliance, Inc.*                                                40,038           649,016
Nextel Communications,
  Inc. Cl. A*                                                          122,139         2,208,273
Qualcomm, Inc.                                                          91,809         3,282,172
SBC Communications, Inc.                                               396,409        10,128,250
Scientific-Atlanta, Inc.                                                18,681           445,355
Tellabs, Inc.*                                                          49,823           327,337
                                                                                 ---------------
                                                                                      19,269,183
                                                                                 ---------------

COMMUNICATIONS EQUIPMENT -- 0.2%
Motorola, Inc.                                                         276,402   $     2,606,471
                                                                                 ---------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.4%
Autodesk, Inc.                                                          15,306           247,345
Computer
  Sciences Corp.*                                                       22,196           846,112
Parametric
  Technology Corp.*                                                     24,388            74,383
Sun Microsystems, Inc.*                                                388,904         1,788,958
Teradyne, Inc.*                                                         22,506           389,579
Unisys Corp.*                                                           37,951           466,038
                                                                                 ---------------
                                                                                       3,812,415
                                                                                 ---------------

COMPUTER PROGRAMMING SERVICES -- 0.0%
Mercury
  Interactive Corp.*                                                     9,840           379,922
                                                                                 ---------------

COMPUTERS & INFORMATION -- 2.9%
Apple Computer, Inc.*                                                   42,475           812,122
Cisco Systems, Inc.*                                                   838,287        13,991,010
Comverse
  Technology, Inc.*                                                     24,529           368,671
Dell Computer Corp.*                                                   304,048         9,717,374
EMC Corp.*                                                             259,333         2,715,217
Gateway, Inc.*                                                          32,368           118,143
International
  Game Technology*                                                      10,189         1,042,640
Jabil Circuit, Inc.*                                                    23,700           523,770
Lexmark
  International, Inc.*                                                  14,828         1,049,378
Solectron Corp.*                                                       102,553           383,548
Symbol
  Technologies, Inc.                                                    27,300           355,173
                                                                                 ---------------
                                                                                      31,077,046
                                                                                 ---------------

COMPUTERS & OFFICE EQUIPMENT -- 2.6%
Electronic Data
  Systems Corp.                                                         56,323         1,208,128
Hewlett-Packard Co.                                                    359,752         7,662,718
International Business
  Machines Corp.                                                       204,102        16,838,415
Pitney Bowes, Inc.                                                      28,255         1,085,275
Xerox Corp.*                                                            86,677           917,909
                                                                                 ---------------
                                                                                      27,712,445
                                                                                 ---------------

CONTAINERS -- 0.2%
Ball Corp.                                                               6,604           300,548
Bemis Co., Inc.                                                          6,294           294,559
Pactiv Corp.*                                                           19,198           378,393
Sealed Air Corp.*                                                       10,048           478,888
Temple-Inland, Inc.                                                      6,393           274,324
                                                                                 ---------------
                                                                                       1,726,712
                                                                                 ---------------

COSMETICS & PERSONAL CARE -- 2.4%
Alberto-Culver Co. Cl. B                                                 6,898   $       352,488
Avon Products, Inc.                                                     27,819         1,730,342
Colgate-Palmolive Co.                                                   63,419         3,675,131
The Gillette Co.                                                       123,044         3,920,182
Kimberly-Clark Corp.                                                    60,581         3,158,693
The Procter &
  Gamble Co.                                                           152,349        13,586,484
                                                                                 ---------------
                                                                                      26,423,320
                                                                                 ---------------

DATA PROCESSING & PREPARATION -- 0.7%
Automatic Data
  Processing, Inc.                                                      70,608         2,390,787
Deluxe Corp.                                                             6,828           305,894
First Data Corp.                                                        88,456         3,665,617
Fiserv, Inc.*                                                           22,701           808,383
IMS Health, Inc.                                                        29,725           534,753
NCR Corp.*                                                              12,368           316,868
                                                                                 ---------------
                                                                                       8,022,302
                                                                                 ---------------

ELECTRIC UTILITIES -- 2.6%
AES Corp.*                                                              67,453           428,327
Allegheny Energy, Inc.                                                  14,300           120,835
Ameren Corp.                                                            18,342           808,882
American Electric
  Power Co.                                                             46,508         1,387,334
Calpine Corp.*                                                          41,579           274,421
CenterPoint Energy, Inc.                                                33,622           274,019
Cinergy Corp.                                                           19,281           709,348
CMS Energy Corp.                                                        17,354           140,567
Consolidated Edison, Inc.                                               26,374         1,141,467
Constellation Energy
  Group, Inc.                                                           18,864           647,035
Dominion Resources, Inc.                                                38,820         2,494,961
DTE Energy Co.                                                          19,252           743,897
Duke Energy Corp.                                                      107,698         2,148,575
Edison International*                                                   37,087           609,339
Entergy Corp.                                                           29,106         1,536,215
Exelon Corp.                                                            40,774         2,438,693
FirstEnergy Corp.                                                       34,587         1,329,870
FPL Group, Inc.                                                         22,215         1,485,073
Mirant Corp.*                                                           39,788           115,385
NiSource, Inc.                                                          31,085           590,615
PG&E Corp.*                                                             46,881           991,533
Pinnacle West
  Capital Corp.                                                         11,750           440,037
PPL Corp.                                                               18,955           815,065
Progress Energy, Inc.                                                   27,521         1,208,172
Public Service Enterprise
  Group, Inc.                                                           26,982         1,139,989
Southern Co.                                                            83,446         2,600,177
Teco Energy, Inc.                                                       22,400           268,576
TXU Corp.                                                               37,566           843,357
                                                                                 ---------------
                                                                                      27,731,764
                                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.

                                                                  NUMBER OF          MARKET
                                                                   SHARES            VALUE
                                                               ---------------   ---------------
ELECTRICAL EQUIPMENT & ELECTRONICS -- 6.6%
Advanced Micro
  Devices, Inc.*                                                        41,742   $       267,566
Altera Corp.*                                                           44,804           734,786
American Power
  Conversion Corp.*                                                     23,742           370,138
Analog Devices, Inc.*                                                   42,825         1,491,166
Applied Micro
  Circuits Corp.*                                                       37,200           225,060
Broadcom Corp. Cl. A*                                                   34,700           864,377
Emerson Electric Co.                                                    49,654         2,537,319
General Electric Co.                                                 1,183,275        33,936,327
Intel Corp.                                                            776,732        16,143,598
JDS Uniphase Corp.*                                                    179,876           631,365
Johnson Controls, Inc.                                                  10,351           886,046
Kla-Tencor Corp.*                                                       22,328         1,038,029
Linear Technology Corp.                                                 36,749         1,183,685
LSI Logic Corp.*                                                        45,542           322,437
Maxim Integrated
  Products, Inc.                                                        37,999         1,299,186
Micron Technology, Inc.*                                                71,280           828,986
Molex, Inc.                                                             22,947           619,340
National
  Semiconductor Corp.*                                                  22,012           434,077
Novellus Systems, Inc.*                                                 17,831           652,989
Nvidia Corp.*                                                           18,400           423,384
PMC-Sierra, Inc.*                                                       21,879           256,641
Power-One, Inc.*                                                        10,600            75,790
Qlogic Corp.*                                                           11,000           531,630
Rockwell
  Automation, Inc.                                                      22,332           532,395
Sanmina-SCI Corp.*                                                      65,024           410,301
Texas Instruments, Inc.                                                203,769         3,586,334
Thomas & Betts Corp.*                                                    7,602           109,849
Xilinx, Inc.*                                                           39,568         1,001,466
                                                                                 ---------------
                                                                                      71,394,267
                                                                                 ---------------

ENERGY -- 6.0%
Amerada Hess Corp.                                                      10,960           539,013
Anadarko
  Petroleum Corp.                                                       28,854         1,283,137
Apache Corp.                                                            18,578         1,208,685
BJ Services Co.*                                                        18,800           702,368
Burlington
  Resources, Inc.                                                       24,180         1,307,413
ChevronTexaco Corp.                                                    127,929         9,236,474
ConocoPhillips                                                          79,455         4,354,134
Devon Energy Corp.                                                      26,800         1,431,120
Dynegy, Inc. Cl. A                                                      48,037           201,755
El Paso Corp.                                                           68,535           553,763
EOG Resources, Inc.                                                     13,200           552,288
Exxon Mobil Corp.                                                      792,598        28,462,194
Halliburton Co.                                                         51,084         1,174,932
Kerr-McGee Corp.                                                        11,466           513,677
KeySpan Corp.                                                           18,500   $       655,825
Kinder Morgan, Inc.                                                     14,600           797,890
Marathon Oil Corp.                                                      37,151           978,929
Nabors
  Industries Limited*                                                   17,269           682,989
Nicor, Inc.                                                              5,282           196,015
Noble Corp.*                                                            15,500           531,650
Occidental
  Petroleum Corp.                                                       43,951         1,474,556
Peoples Energy Corp.                                                     4,262           182,797
Rowan Companies, Inc.*                                                  12,166           272,518
Schlumberger Limited                                                    70,405         3,349,166
Sempra Energy                                                           25,261           720,696
Sunoco, Inc.                                                             9,256           349,321
Transocean, Inc.*                                                       40,572           891,367
Unocal Corp.                                                            31,729           910,305
The Williams
  Companies, Inc.                                                       61,291           484,199
Xcel Energy, Inc.                                                       45,687           687,132
                                                                                 ---------------
                                                                                      64,686,308
                                                                                 ---------------

ENTERTAINMENT & LEISURE -- 0.5%
Brunswick Corp.                                                         10,455           261,584
Harrah's
  Entertainment, Inc.*                                                  13,316           535,836
The Walt Disney Co.                                                    240,470         4,749,282
                                                                                 ---------------
                                                                                       5,546,702
                                                                                 ---------------

FINANCIAL SERVICES -- 3.4%
American Express Co.                                                   154,760         6,470,516
Apartment Investment &
  Management Co. Cl. A                                                  10,700           370,220
Bear Stearns
  Companies, Inc.                                                       11,795           854,194
Countrywide
  Financial Corp.                                                       14,800         1,029,636
Federated
  Investors, Inc. Cl. B                                                 13,200           361,944
Franklin Resources, Inc.                                                30,630         1,196,714
The Goldman
  Sachs Group, Inc.                                                     55,700         4,664,875
Huntington
  Bancshares, Inc.                                                      27,321           533,306
Janus Capital Group, Inc.                                               28,594           468,942
Lehman Brothers
  Holdings, Inc.                                                        28,718         1,909,173
MBNA Corp.                                                             150,346         3,133,211
Merrill Lynch &
  Co., Inc.                                                            109,470         5,110,060
Morgan Stanley                                                         131,099         5,604,482
PNC Financial Services
  Group, Inc.                                                           33,313         1,626,008
Price (T. Rowe)
  Group, Inc.                                                           14,613           551,641
The Schwab
  (Charles) Corp.                                                      159,005   $     1,604,360
Simon Property
  Group, Inc.                                                           21,400           835,242
                                                                                 ---------------
                                                                                      36,324,524
                                                                                 ---------------

FOODS -- 1.8%
Archer-Daniels-
  Midland Co.                                                           76,179           980,424
Campbell Soup Co.                                                       48,446         1,186,927
ConAgra Foods, Inc.                                                     63,369         1,495,508
General Mills, Inc.                                                     43,451         2,060,012
Heinz (H. J.) Co.                                                       41,422         1,366,098
Hershey Foods Corp.                                                     16,042         1,117,486
Kellogg Co.                                                             48,116         1,653,747
The Kroger Co.*                                                         90,775         1,514,127
McCormick & Co., Inc.                                                   16,500           448,800
Safeway, Inc.*                                                          50,777         1,038,897
Sara Lee Corp.                                                          92,336         1,736,840
Starbucks Corp.*                                                        45,648         1,119,289
SuperValu, Inc.                                                         15,832           337,538
Sysco Corp.                                                             77,078         2,315,423
Wrigley (Wm.) Jr. Co.                                                   26,604         1,495,943
                                                                                 ---------------
                                                                                      19,867,059
                                                                                 ---------------

FOREST PRODUCTS & PAPER -- 0.5%
Boise Cascade Corp.                                                      6,901           164,934
Georgia-Pacific Corp.                                                   29,572           560,389
International Paper Co.                                                 56,451         2,016,994
MeadWestvaco Corp.                                                      23,644           584,007
Plum Creek Timber Co., Inc.                                             21,800           565,710
Weyerhaeuser Co.                                                        25,811         1,393,794
                                                                                 ---------------
                                                                                       5,285,828
                                                                                 ---------------

HEALTHCARE -- 0.8%
HCA, Inc.                                                               61,185         1,960,367
Health Management
  Associates, Inc. Cl. A                                                28,000           516,600
Humana, Inc.*                                                           23,296           351,770
Manor Care, Inc.*                                                       12,781           319,653
Tenet Healthcare Corp.*                                                 56,328           656,221
UnitedHealth Group, Inc.                                                70,948         3,565,137
Wellpoint Health
  Networks, Inc.*                                                       17,120         1,443,216
                                                                                 ---------------
                                                                                       8,812,964
                                                                                 ---------------

HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 0.2%
Centex Corp.                                                             7,805           607,151
KB Home                                                                  5,585           346,158
Leggett & Platt, Inc.                                                   21,447           439,663
Maytag Corp.                                                             7,938           193,846
Pulte Homes, Inc.                                                        7,473           460,785
Whirlpool Corp.                                                          8,829           562,407
                                                                                 ---------------
                                                                                       2,610,010
                                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.

                                                                  NUMBER OF          MARKET
                                                                   SHARES            VALUE
                                                               ---------------   ---------------
HOUSEHOLD PRODUCTS -- 0.5%
Black & Decker Corp.                                                     9,250   $       401,912
The Clorox Co.                                                          25,915         1,105,275
Corning, Inc.*                                                         140,961         1,041,702
Fortune Brands, Inc.                                                    17,580           917,676
Newell Rubbermaid, Inc.                                                 31,471           881,188
Sherwin-Williams Co.                                                    17,589           472,792
Snap-On, Inc.                                                            6,803           197,491
The Stanley Works                                                       10,755           296,838
Tupperware Corp.                                                         6,902            99,113
                                                                                 ---------------
                                                                                       5,413,987
                                                                                 ---------------

INDUSTRIAL - DISTRIBUTION -- 0.1%
Grainger (W.W.), Inc.                                                   10,766           503,418
                                                                                 ---------------

INDUSTRIAL - DIVERSIFIED -- 1.5%
3M Co.                                                                  45,999         5,932,951
Cooper Industries
  Limited Cl. A                                                         11,265           465,244
Danaher Corp.                                                           17,850         1,214,692
Eaton Corp.                                                              8,628           678,247
Illinois Tool Works, Inc.                                               37,633         2,478,133
ITT Industries, Inc.                                                    10,755           704,022
McDermott
  International, Inc.*                                                   6,006            38,018
Textron, Inc.                                                           16,255           634,270
Tyco
  International Limited                                                235,254         4,465,121
                                                                                 ---------------
                                                                                      16,610,698
                                                                                 ---------------

INFORMATION RETRIEVAL SERVICES -- 0.2%
Yahoo!, Inc.*                                                           72,860         2,386,894
                                                                                 ---------------

INSURANCE -- 4.9%
ACE Limited                                                             30,200         1,035,558
Aetna, Inc.                                                             17,549         1,056,450
AFLAC, Inc.                                                             62,538         1,923,043
Allstate Corp.                                                          86,315         3,077,130
Ambac Financial
  Group, Inc.                                                           12,100           801,625
American International
  Group, Inc.                                                          309,708        17,089,687
Anthem, Inc.*                                                           16,200         1,249,830
Aon Corp.                                                               36,252           872,948
Chubb Corp.                                                             21,109         1,266,540
Cigna Corp.                                                             16,288           764,559
Cincinnati Financial Corp.                                              19,384           718,953
The Hartford Financial
  Services Group, Inc.                                                  34,834         1,754,240
Jefferson-Pilot Corp.                                                   16,673           691,263
John Hancock
  Financial Services, Inc.                                              33,679         1,034,956
Lincoln National Corp.                                                  20,639           735,368
Loews Corp.                                                             21,248         1,004,818
Marsh & McLennan
  Companies, Inc.                                                       63,152   $     3,225,173
MBIA, Inc.                                                              17,011           829,286
Metlife, Inc.                                                           89,300         2,528,976
MGIC Investment Corp.                                                   12,187           568,402
Principal Financial
  Group, Inc.                                                           38,600         1,244,850
Progressive Corp.                                                       26,087         1,906,960
Prudential Financial, Inc.                                              66,400         2,234,360
Safeco Corp.                                                            17,225           607,698
The St. Paul
  Companies, Inc.                                                       26,675           973,904
Torchmark Corp.                                                         13,826           515,018
Travelers Property
  Casualty Corp. Cl. B                                                 116,897         1,843,466
UnumProvident Corp.                                                     33,225           445,547
XL Capital Limited Cl. A                                                16,200         1,344,600
                                                                                 ---------------
                                                                                      53,345,208
                                                                                 ---------------

LODGING -- 0.2%
Hilton Hotels Corp.                                                     43,451           555,738
Marriott International,
  Inc. Cl. A                                                            27,923         1,072,802
Starwood Hotels &
  Resorts Worldwide, Inc.                                               23,127           661,201
                                                                                 ---------------
                                                                                       2,289,741
                                                                                 ---------------

MACHINERY & COMPONENTS -- 0.7%
Baker Hughes, Inc.                                                      39,483         1,325,443
Caterpillar, Inc.                                                       40,516         2,255,121
Cummins, Inc.                                                            5,473           196,426
Deere & Co.                                                             28,113         1,284,764
Dover Corp.                                                             23,959           717,812
Ingersoll-Rand Co. Cl. A                                                19,886           941,006
Pall Corp.                                                              14,418           324,405
Parker-Hannifin Corp.                                                   14,198           596,174
                                                                                 ---------------
                                                                                       7,641,151
                                                                                 ---------------

MANUFACTURING -- 0.4%
American Standard
  Companies, Inc.*                                                       8,500           628,405
Applied Materials, Inc.*                                               194,252         3,080,837
Avery Dennison Corp.                                                    12,898           647,480
Millipore Corp.*                                                         5,681           252,066
                                                                                 ---------------
                                                                                       4,608,788
                                                                                 ---------------

MEDICAL SUPPLIES -- 2.2%
Agilent
  Technologies, Inc.*                                                   55,005         1,075,348
Allergan, Inc.                                                          15,129         1,166,446
Applied Biosystems
  Group-Applera Corp.                                                   24,568           467,529
Bard (C.R.), Inc.                                                        6,389           455,600
Bausch & Lomb, Inc.                                                      6,794           254,775
Baxter International, Inc.                                              70,426   $     1,831,076
Becton, Dickinson & Co.                                                 30,446         1,182,827
Biomet, Inc.                                                            31,094           891,154
Boston Scientific Corp.*                                                48,220         2,946,242
Guidant Corp.                                                           36,441         1,617,616
Medtronic, Inc.                                                        143,514         6,884,367
St. Jude Medical, Inc.*                                                 21,196         1,218,770
Stryker Corp.                                                           23,501         1,630,264
Tektronix, Inc.*                                                        10,770           232,632
Thermo Electron Corp.*                                                  20,175           424,078
Waters Corp.*                                                           15,900           463,167
Zimmer Holdings, Inc.*                                                  23,378         1,053,179
                                                                                 ---------------
                                                                                      23,795,070
                                                                                 ---------------

METALS & MINING -- 0.5%
Alcoa, Inc.                                                             99,466         2,536,383
Allegheny
  Technologies, Inc.                                                     9,147            60,370
Crane Co.                                                                7,007           158,568
Freeport-McMoRan
  Copper & Gold,
  Inc. Cl. B                                                            17,083           418,533
Newmont Mining Corp.                                                    47,297         1,535,261
Nucor Corp.                                                              9,550           466,517
Phelps Dodge Corp.*                                                     10,439           400,231
United States Steel Corp.                                               11,856           194,083
Worthington
  Industries, Inc.                                                       9,952           133,357
                                                                                 ---------------
                                                                                       5,903,303
                                                                                 ---------------

PHARMACEUTICALS -- 11.4%
Abbott Laboratories                                                    184,037         8,053,459
AmerisourceBergen Corp.                                                 12,816           888,790
Amgen, Inc.*                                                           149,490         9,932,116
Biogen, Inc.*                                                           17,562           667,356
Bristol-Myers Squibb Co.                                               227,884         6,187,051
Cardinal Health, Inc.                                                   53,079         3,412,980
Chiron Corp.*                                                           22,000           961,840
Eli Lilly & Co.                                                        134,595         9,283,017
Forest Laboratories, Inc.*                                              42,600         2,332,350
Genzyme Corp.*                                                          25,300         1,057,540
Johnson & Johnson                                                      349,900        18,089,830
King
  Pharmaceuticals, Inc.*                                                27,548           406,608
McKesson Corp.                                                          34,198         1,222,237
Medimmune, Inc.*                                                        29,569         1,075,425
Merck & Co., Inc.                                                      267,762        16,212,989
Pfizer, Inc.                                                           939,321        32,077,812
Schering-Plough Corp.                                                  177,686         3,304,960
Sigma-Aldrich Corp.                                                      9,251           501,219
Watson
  Pharmaceutical, Inc.*                                                 12,571           507,491
Wyeth                                                                  157,504         7,174,307
                                                                                 ---------------
                                                                                     123,349,377
                                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.

                                                                  NUMBER OF          MARKET
                                                                   SHARES            VALUE
                                                               ---------------   ---------------
PHOTOGRAPHY EQUIPMENT/SUPPLIES -- 0.1%
Eastman Kodak Co.                                                       34,247   $       936,655
                                                                                 ---------------

PREPACKAGED SOFTWARE -- 4.7%
Adobe Systems, Inc.                                                     27,022           866,596
BMC Software, Inc.*                                                     28,331           462,645
Citrix Systems, Inc.*                                                   21,427           436,254
Computer Associates
  International, Inc.                                                   67,439         1,502,541
Compuware Corp.*                                                        47,437           273,711
Electronic Arts, Inc.*                                                  16,800         1,243,032
Intuit, Inc.*                                                           24,100         1,073,173
Microsoft Corp.                                                      1,271,990        32,575,664
Novell, Inc.*                                                           31,182            96,041
Oracle Corp.*                                                          626,528         7,530,867
Peoplesoft, Inc.*                                                       36,587           643,565
Siebel Systems, Inc.*                                                   56,562           539,601
SunGard Data
  Systems, Inc.*                                                        33,600           870,576
Symantec Corp.*                                                         18,600           815,796
Veritas Software Corp.*                                                 50,790         1,456,149
                                                                                 ---------------
                                                                                      50,386,211
                                                                                 ---------------

REAL ESTATE -- 0.2%
Equity Office
  Properties Trust                                                      48,700         1,315,387
Equity Residential                                                      32,600           845,970
                                                                                 ---------------
                                                                                       2,161,357
                                                                                 ---------------

RESTAURANTS -- 0.5%
Darden Restaurants, Inc.                                                20,128           382,029
McDonald's Corp.                                                       149,560         3,299,294
Wendy's International, Inc.                                             13,601           394,021
Yum! Brands, Inc.*                                                      34,820         1,029,279
                                                                                 ---------------
                                                                                       5,104,623
                                                                                 ---------------

RETAIL -- 6.3%
AutoZone, Inc.*                                                         11,836           899,181
Bed Bath & Beyond, Inc.*                                                36,096         1,400,886
Best Buy Co., Inc.*                                                     37,841         1,661,977
Big Lots, Inc.*                                                         13,696           205,988
Circuit City Stores, Inc.                                               25,559           224,919
Costco Wholesale Corp.*                                                 56,189         2,056,517
CVS Corp.                                                               46,189         1,294,678
Dillards, Inc. Cl. A                                                    11,665           157,128
Dollar General Corp.                                                    39,131           714,532
Family Dollar Stores, Inc.                                              21,124           805,881
Federated Department
  Stores, Inc.                                                          22,178           817,259
The Home Depot, Inc.                                                   273,987         9,074,449
J.C. Penney Company, Inc.                                               31,361           528,433
Kohl's Corp.*                                                           39,576         2,033,415
Lowe's Companies, Inc.                                                  91,950         3,949,252
The May Department
  Stores Co.                                                            33,587           747,647
Office Depot, Inc.*                                                     36,159   $       524,667
RadioShack Corp.                                                        19,730           519,096
Sears, Roebuck and Co.                                                  37,023         1,245,454
Staples, Inc.*                                                          55,656         1,021,288
Target Corp.                                                           106,910         4,045,474
Tiffany & Co.                                                           17,056           557,390
TJX Companies, Inc.                                                     61,860         1,165,442
Toys R Us, Inc.*                                                        25,582           310,054
Walgreen Co.                                                           120,680         3,632,468
Wal-Mart Stores, Inc.                                                  520,073        27,912,318
                                                                                 ---------------
                                                                                      67,505,793
                                                                                 ---------------

RETAIL - GROCERY -- 0.1%
Albertson's, Inc.                                                       46,348           889,882
Winn-Dixie Stores, Inc.                                                 14,955           184,096
                                                                                 ---------------
                                                                                       1,073,978
                                                                                 ---------------

TELEPHONE UTILITIES -- 2.7%
Alltel Corp.                                                            36,957         1,782,067
AT&T Corp.                                                              96,233         1,852,485
AT&T Wireless
  Services, Inc.*                                                      321,126         2,636,444
BellSouth Corp.                                                        219,123         5,835,245
CenturyTel, Inc.                                                        16,648           580,183
Qwest Communications
  International, Inc.*                                                 188,121           899,218
Sprint Corp. (FON Group)                                               105,048         1,512,691
Sprint Corp. (PCS Group)*                                              121,817           700,448
Verizon
  Communications, Inc.                                                 327,283        12,911,314
                                                                                 ---------------
                                                                                      28,710,095
                                                                                 ---------------

TOBACCO -- 1.1%
Altria Group, Inc.                                                     241,239        10,961,900
Reynolds (R.J.) Tobacco
  Holdings, Inc.                                                        10,500           390,705
UST, Inc.                                                               19,187           672,121
                                                                                 ---------------
                                                                                      12,024,726
                                                                                 ---------------

TOYS, GAMES -- 0.1%
Hasbro, Inc.                                                            20,104           351,619
Mattel, Inc.                                                            51,352           971,580
                                                                                 ---------------
                                                                                       1,323,199
                                                                                 ---------------

TRANSPORTATION -- 1.6%
Burlington Northern
  Santa Fe Corp.                                                        44,256         1,258,641
Carnival Corp.                                                          74,668         2,427,457
CSX Corp.                                                               25,386           763,865
FedEx Corp.                                                             35,712         2,215,215
Norfolk Southern Corp.                                                  45,977           882,758
Union Pacific Corp.                                                     29,938         1,737,003
United Parcel Service,
  Inc. Cl. B                                                           132,600   $     8,446,620
                                                                                 ---------------
                                                                                      17,731,559
                                                                                 ---------------

TRAVEL -- 0.0%
Sabre Holdings Corp.                                                    16,528           407,415
                                                                                 ---------------

TOTAL EQUITIES
(COST $1,263,488,432)                                                              1,065,785,517
                                                                                 ===============

                                                                  PRINCIPAL
                                                                   AMOUNT
                                                               ---------------
SHORT-TERM INVESTMENTS -- 7.6%

CASH EQUIVALENTS -- 6.3%**
Bank of Montreal
  Eurodollar Time Deposit
  1.080% 07/02/2003                                            $     1,434,272         1,434,272
Bank of Montreal
  Eurodollar Time Deposit
  1.150% 07/09/2003                                                  1,124,788         1,124,788
Bayerische Hypo-und
  Vereinsbank Bank Note
  1.530% 09/09/2003                                                  7,171,365         7,171,365
Canadian Imperial Bank
  of Commerce Bank Note
  1.500% 05/18/2004                                                  7,171,365         7,171,365
Den Danske Bank
  Eurodollar Time Deposit
  1.040% 07/28/2003                                                  1,434,273         1,434,273
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                                  4,348,606         4,348,606
Goldman Sachs Group, Inc.
  Medium Term Note
  1.130% 09/17/2003                                                    717,137           717,137
Keybank
  Eurodollar Time Deposit
  1.250% 07/01/2003                                                  5,593,665         5,593,665
Merrill Lynch & Co.
  Medium Term Note
  1.615% 11/26/2003                                                  1,075,705         1,075,705
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                        3,116,490         3,116,490
Merrimac Money
  Market Fund                                                       11,725,182        11,725,182
Metropolitan Life
  Insurance Co.
  Funding Agreement
  1.350% 11/03/2003                                                  3,585,683         3,585,683
Morgan Stanley
  Dean Witter & Co.
  1.455% 01/29/2004                                                  2,868,546         2,868,546

    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL          MARKET
                                                                   AMOUNT            VALUE
                                                               ---------------   ---------------
National Bank
  of Commerce
  1.073% 11/19/2003                                            $     1,792,841   $     1,792,841
Royal Bank of Canada
  Eurodollar Time Deposit
  1.031% 07/07/2003                                                  6,454,229         6,454,229
Royal Bank of Canada
  Eurodollar Time Deposit
  1.300% 07/01/2003                                                  4,302,821         4,302,821
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.050% 07/28/2003                                                  3,585,683         3,585,683
                                                                                 ---------------
                                                                                      67,502,651
                                                                                 ---------------

REPURCHASE AGREEMENT -- 1.2%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  06/30/2003, 0.75%,
  due 07/01/2003(a)                                                 12,541,181        12,541,181
                                                                                 ---------------

U.S. TREASURY BILLS -- 0.1%
U.S. Treasury Bill***
  0.872% 10/16/2003                                                    300,000           299,222
U.S. Treasury Bill***
  0.925% 10/16/2003                                                     45,000            44,876
U.S. Treasury Bill***
  0.962% 10/16/2003                                                     45,000            44,871
U.S. Treasury Bill***
  0.992% 10/16/2003                                                     55,000            54,839
U.S. Treasury Bill***
  1.020% 07/17/2003                                                     20,000            19,991
U.S. Treasury Bill***
  1.020% 07/24/2003                                                    130,000           129,915
U.S. Treasury Bill***
  1.040% 07/24/2003                                                     50,000            49,967
U.S. Treasury Bill***
  1.050% 07/24/2003                                                     20,000            19,986
U.S. Treasury Bill***
  1.070% 07/24/2003                                                     10,000             9,993
U.S. Treasury Bill***
  1.110% 07/24/2003                                                     10,000             9,993
U.S. Treasury Bill***
  1.130% 07/24/2003                                                    775,000           774,441
                                                                                 ---------------
                                                                                       1,458,094
                                                                                 ---------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                   81,501,926
                                                                                 ===============

TOTAL INVESTMENTS -- 106.2%
(COST $1,344,990,358)****                                                        $ 1,147,287,443

OTHER ASSETS/
(LIABILITIES) -- (6.2%)                                                              (66,550,735)
                                                                                 ===============

NET ASSETS -- 100.0%                                                             $ 1,080,736,708
                                                                                 ===============

NOTES TO PORTFOLIO OF INVESTMENTS
 *    Non-income producing security.
 **   Represents investments of security lending collateral. (NOTE 2).
 *** This security is held as collateral for open futures contracts. (NOTE 2). **** Aggregate cost for Federal tax purposes. (NOTE 7).
 (a) Maturity value of $12,541,442. Collateralized by U.S. Government Agency obligation with a rate of 5.384%, maturity date of 06/01/2032, and aggregate market value, including accrued interest, of $13,168,240.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL INDEXED EQUITY FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                  JUNE 30, 2003
                                                                                   (UNAUDITED)
                                                                                 ---------------
ASSETS:
        Investments, at value (cost $1,263,488,432) (NOTE 2)                     $ 1,065,785,517
        Short-term investments, at amortized cost (NOTE 2)                            81,501,926
                                                                                 ---------------
            Total Investments (including securities on loan with market
              values of $64,240,754)                                               1,147,287,443
        Cash                                                                               2,525
        Receivables from:
            Interest and dividends                                                     1,454,075
                                                                                 ---------------
                 Total assets                                                      1,148,744,043
                                                                                 ---------------
LIABILITIES:
        Payables for:
            Securities on loan (NOTE 2)                                               67,502,651
            Directors' fees and expenses (NOTE 3)                                         18,026
            Affiliates (NOTE 3):
                 Investment management fees                                               92,124
                 Administration fees                                                     307,095
                 Service fees                                                             64,392
        Accrued expense and other liabilities                                             23,047
                                                                                 ---------------
                 Total liabilities                                                    68,007,335
                                                                                 ---------------
        NET ASSETS                                                               $ 1,080,736,708
                                                                                 ===============
NET ASSETS CONSIST OF:
        Paid-in capital                                                          $ 1,323,720,099
        Undistributed net investment income                                            6,364,618
        Accumulated net realized loss on investments and futures contracts           (51,264,988)
        Net unrealized depreciation on investments and futures contracts            (198,083,021)
                                                                                 ---------------
                                                                                 $ 1,080,736,708
                                                                                 ===============
NET ASSETS:
        Class A                                                                  $   112,235,358
                                                                                 ===============
        Class L                                                                  $    71,015,175
                                                                                 ===============
        Class Y                                                                  $   240,720,668
                                                                                 ===============
        Class S                                                                  $   637,124,189
                                                                                 ===============
        Class Z                                                                  $    18,912,377
                                                                                 ===============
        Class N                                                                  $       728,941
                                                                                 ===============
SHARES OUTSTANDING:
        Class A                                                                       12,471,065
                                                                                 ===============
        Class L                                                                        7,858,666
                                                                                 ===============
        Class Y                                                                       26,582,477
                                                                                 ===============
        Class S                                                                       69,749,219
                                                                                 ===============
        Class Z                                                                        2,067,410
                                                                                 ===============
        Class N                                                                           81,390
                                                                                 ===============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        Class A                                                                  $          9.00
                                                                                 ===============
        Class L                                                                  $          9.04
                                                                                 ===============
        Class Y                                                                  $          9.06
                                                                                 ===============
        Class S                                                                  $          9.13
                                                                                 ===============
        Class Z                                                                  $          9.15
                                                                                 ===============
        Class N                                                                  $          8.96
                                                                                 ===============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                SIX MONTHS ENDED
                                                                                 JUNE 30, 2003
                                                                                  (UNAUDITED)
                                                                                ----------------
INVESTMENT INCOME (NOTE 2):
        Dividends                                                                $     8,465,219
        Interest (including securities lending income of $23,327)                         56,925
                                                                                 ---------------
                Total investment income                                                8,522,144
                                                                                 ---------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                              478,016
        Custody fees                                                                      50,722
        Shareholder reporting fees                                                        17,168
        Audit and legal fees                                                              13,673
        Directors' fees (NOTE 3)                                                           9,811
        Trustee reporting                                                                  2,609
                                                                                 ---------------
                                                                                         571,999

        Administration fees (NOTE 3):
            Class A                                                                      222,078
            Class L                                                                      149,745
            Class Y                                                                      347,112
            Class S                                                                      858,908
            Class Z                                                                        7,257
            Class N                                                                          766
        Service fees (NOTE 3):
            Class A                                                                      115,738
            Class N                                                                          362
        Distribution fees (NOTE 3):
            Class N                                                                          362
                                                                                 ---------------
                Total expenses                                                         2,274,327
                                                                                 ---------------
                NET INVESTMENT INCOME                                                  6,247,817
                                                                                 ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized gain (loss) on:
            Investment transactions                                                   (2,281,676)
            Closed futures contracts                                                   1,562,830
                                                                                 ---------------
                Net realized loss                                                       (718,846)
                                                                                 ---------------
        Net change in unrealized appreciation (depreciation) on:
            Investments                                                              103,200,230
            Open futures contracts                                                       (33,003)
                                                                                 ---------------
                Net unrealized gain                                                  103,167,227
                                                                                 ---------------
                NET REALIZED AND UNREALIZED GAIN                                     102,448,381
                                                                                 ---------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $   108,696,198
                                                                                 ===============

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS ENDED
                                                                                 JUNE 30, 2003          YEAR ENDED
                                                                                  (UNAUDITED)       DECEMBER 31, 2002
                                                                              ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income                                                 $        6,247,817   $       10,382,664
        Net realized loss on investment transactions and futures contracts              (718,846)         (37,493,383)
        Net change in unrealized appreciation (depreciation) on investments
           and futures contracts                                                     103,167,227         (205,792,697)
                                                                              ------------------   ------------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          108,696,198         (232,903,416)
                                                                              ------------------   ------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
        From net investment income:
        Class A                                                                                -             (529,319)
        Class L                                                                                -             (578,753)
        Class Y                                                                                -           (2,341,779)
        Class S                                                                                -           (6,633,682)
        Class Z                                                                                -             (236,834)
                                                                              ------------------   ------------------
            TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                                     -          (10,320,367)
                                                                              ------------------   ------------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                                       31,161,131            7,019,969
        Class L                                                                        9,043,574           28,484,905
        Class Y                                                                       17,828,368           72,195,407
        Class S                                                                        5,194,799           82,916,124
        Class Z                                                                          184,924           23,305,846
        Class N                                                                          588,455              100,500*
                                                                              ------------------   ------------------
            INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                   64,001,251          214,022,751
                                                                              ------------------   ------------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                                      172,697,449          (29,201,032)

NET ASSETS:
        Beginning of period                                                          908,039,259          937,240,291
                                                                              ------------------   ------------------
        End of period (including undistributed net investment income of
           $6,364,618 and $116,801, respectively)                             $    1,080,736,708   $      908,039,259
                                                                              ==================   ==================

 *    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  CLASS A
                                                                                  -------
                                         SIX MONTHS ENDED
                                              6/30/03     YEAR ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED   YEAR ENDED
                                            (UNAUDITED)    12/31/02      12/31/01      12/31/00     12/31/99~~     02/28/99
                                         ---------------- ----------    ----------    ----------   ------------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $    8.09     $   10.55     $   12.17     $   13.81     $   11.81     $   10.00
                                             ---------     ---------     ---------     ---------     ---------     ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                           0.04***       0.07***       0.06***       0.05***       0.07***       0.06***
  Net realized and unrealized gain (loss)
     on investments                               0.87         (2.47)        (1.60)        (1.40)         2.18          1.78
                                             ---------     ---------     ---------     ---------     ---------     ---------
       Total income (loss) from investment
         operations                               0.91         (2.40)        (1.54)        (1.35)         2.25          1.84
                                             ---------     ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                         -         (0.06)        (0.08)        (0.10)        (0.10)        (0.03)
  From net realized gains                            -             -             -         (0.19)        (0.15)            -
                                             ---------     ---------     ---------     ---------     ---------     ---------
       Total distributions                           -         (0.06)        (0.08)        (0.29)        (0.25)        (0.03)
                                             ---------     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD               $    9.00     $    8.09     $   10.55     $   12.17     $   13.81     $   11.81
                                             =========     =========     =========     =========     =========     =========
TOTAL RETURN@                                    11.25%**     (22.74)%      (12.69)%       (9.88)%       19.14%**      18.40%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)          $ 112,235     $  70,695     $  81,682     $  41,829     $   2,066     $     118
  Net expenses to average daily net assets        0.85%*        0.85%         0.86%         0.84%         0.85%*        1.09%
  Net investment income to average daily
     net assets                                   0.94%*        0.78%         0.52%         0.41%         0.59%*        0.57%
  Portfolio turnover rate                            0%**          5%            4%           10%          N/A           N/A

                                                                          CLASS L
                                                                          -------
                                         SIX MONTHS ENDED
                                              6/30/03     YEAR ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED
                                            (UNAUDITED)    12/31/02      12/31/01      12/31/00      12/31/99~
                                         ---------------- ----------    ----------    ----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    8.11     $   10.58     $   12.18     $   13.80     $   13.11
                                             ---------     ---------     ---------     ---------     ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                           0.05***       0.10***       0.08***       0.09***       0.06***
  Net realized and unrealized gain (loss)
     on investments                               0.88         (2.48)        (1.60)        (1.41)         0.90
                                             ---------     ---------     ---------     ---------     ---------
       Total income (loss) from investment
         operations                               0.93         (2.38)        (1.52)        (1.32)         0.96
                                             ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                         -         (0.09)        (0.08)        (0.11)        (0.12)
  From net realized gains                            -             -             -         (0.19)        (0.15)
                                             ---------     ---------     ---------     ---------     ---------
       Total distributions                           -         (0.09)        (0.08)        (0.30)        (0.27)
                                             ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD               $    9.04     $    8.11     $   10.58     $   12.18     $   13.80
                                             =========     =========     =========     =========     =========
TOTAL RETURN@                                    11.47%**     (22.53)%      (12.46)%       (9.61)%        7.38%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)          $  71,015     $  54,756     $  40,420     $  28,623     $   1,772
  Net expenses to average daily net assets        0.60%*        0.60%         0.60%         0.59%         0.60%*
  Net investment income to average daily
     net assets                                   1.18%*        1.05%         0.75%         0.64%         0.90%*
  Portfolio turnover rate                            0%**          5%            4%           10%          N/A

 *    ANNUALIZED.
 **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
 ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
 ~ FOR THE PERIOD FROM JULY 1, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
 ~~   FOR THE PERIOD FROM MARCH 1, 1999 THROUGH DECEMBER 31, 1999.
 @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                  CLASS Y
                                                                                  -------
                                         SIX MONTHS ENDED
                                              6/30/03     YEAR ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED   YEAR ENDED
                                            (UNAUDITED)    12/31/02      12/31/01      12/31/00     12/31/99~~     02/28/99
                                         ---------------- ----------    ----------    ----------   ------------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $    8.12     $   10.60     $   12.21     $   13.81     $   11.79     $   10.00
                                             ---------     ---------     ---------     ---------     ---------     ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                           0.06***       0.11***       0.10***       0.11***       0.11***       0.12***
  Net realized and unrealized gain (loss)
     on investments                               0.88         (2.49)        (1.61)        (1.41)         2.18          1.78
                                             ---------     ---------     ---------     ---------     ---------     ---------
       Total income (loss) from investment
          operations                              0.94         (2.38)        (1.51)        (1.30)         2.29          1.90
                                             ---------     ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                         -         (0.10)        (0.10)        (0.11)        (0.12)        (0.11)
  From net realized gains                            -             -             -         (0.19)        (0.15)            -
                                             ---------     ---------     ---------     ---------     ---------     ---------
       Total distributions                           -         (0.10)        (0.10)        (0.30)        (0.27)        (0.11)
                                             ---------     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD               $    9.06     $    8.12     $   10.60     $   12.21     $   13.81     $   11.79
                                             =========     =========     =========     =========     =========     =========
TOTAL RETURN@                                    11.58%**     (22.47)%      (12.37)%       (9.46)%       19.46%**      18.98%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)          $ 240,721     $ 198,240     $ 172,244     $ 115,648     $  46,253     $     859
  Net expenses to average daily net assets        0.45%*        0.45%         0.45%         0.44%         0.44%*        0.52%
  Net investment income to average daily
     net assets                                   1.33%*        1.18%         0.90%         0.80%         1.01%*        1.09%
  Portfolio turnover rate                            0%**          5%            4%           10%          N/A           N/A

                                                                                  CLASS S
                                                                                  -------
                                         SIX MONTHS ENDED
                                              6/30/03     YEAR ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED   YEAR ENDED
                                            (UNAUDITED)    12/31/02      12/31/01      12/31/00     12/31/99~~     02/28/99
                                         ---------------- ----------    ----------    ----------   ------------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD         $    8.19     $   10.68     $   12.29     $   13.88     $   11.82     $   10.00
                                             ---------     ---------     ---------     ---------     ---------     ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                           0.06***       0.11***       0.11***       0.11***       0.12***       0.13***
  Net realized and unrealized gain (loss)
     on investments                               0.88         (2.50)        (1.62)        (1.42)         2.19          1.78
                                             ---------     ---------     ---------     ---------     ---------     ---------
       Total income (loss) from investment
          operations                              0.94         (2.39)        (1.51)        (1.31)         2.31          1.91
                                             ---------     ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                         -         (0.10)        (0.10)        (0.09)        (0.10)        (0.09)
  From net realized gains                            -             -             -         (0.19)        (0.15)            -
                                             ---------     ---------     ---------     ---------     ---------     ---------
       Total distributions                           -         (0.10)        (0.10)        (0.28)        (0.25)        (0.09)
                                             ---------     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD               $    9.13     $    8.19     $   10.68     $   12.29     $   13.88     $   11.82
                                             =========     =========     =========     =========     =========     =========
TOTAL RETURN@                                    11.48%**     (22.41)%      (12.33)%       (9.47)%       19.61%**      19.13%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)          $ 637,124     $ 567,426     $ 642,799     $ 761,008     $ 813,419     $ 426,687
  Net expenses to average daily net assets        0.42%*        0.42%         0.42%         0.42%         0.42%*        0.43%
  Net investment income to average daily
     net assets                                   1.36%*        1.20%         0.92%         0.83%         1.06%*        1.23%
  Portfolio turnover rate                            0%**          5%            4%           10%          N/A           N/A

 *    ANNUALIZED.
 ~~   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
 ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
 ~~   FOR THE PERIOD FROM MARCH 1, 1999 THROUGH DECEMBER 31, 1999.
 @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                 CLASS Z                                      CLASS N
                                                                 -------                                      -------
                                              SIX MONTHS ENDED                                   SIX MONTHS ENDED
                                                  6/30/03         YEAR ENDED      PERIOD ENDED        6/30/03       PERIOD ENDED
                                                 (UNAUDITED)       12/31/02         12/31/01~        UNAUDITED       12/31/02~~
                                              ----------------    ----------      ------------   ----------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD             $     8.19       $    10.68       $    11.66       $     8.05       $     8.05
                                                 ----------       ----------       ----------       ----------       ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                0.07***          0.13***          0.09***          0.03***          0.00***+
  Net realized and unrealized gain (loss)
     on investments                                    0.89            (2.50)           (0.95)            0.88            (0.00)+
                                                 ----------       ----------       ----------       ----------       ----------
       Total income (loss) from investment
          operations                                   0.96            (2.37)           (0.86)            0.91             0.00
                                                 ----------       ----------       ----------       ----------       ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                              -            (0.12)           (0.12)               -                -
                                                 ----------       ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD                   $     9.15       $     8.19       $    10.68       $     8.96       $     8.05
                                                 ==========       ==========       ==========       ==========       ==========
TOTAL RETURN@                                         11.72%**        (22.23)%          (7.33)%**        11.30%**(b)          -^

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)              $   18,912       $   16,821       $       95       $      729       $      101
  Net expenses to average daily net assets             0.21%*           0.20%            0.21%*           1.15%*              -^
  Net investment income to average daily
     net assets                                        1.58%*           1.42%            1.20%*           0.71%*              -^
  Portfolio turnover rate                                 0%**             5%               4%**             0%**             5%

 *    ANNUALIZED.
 **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
 ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
 ~ FOR THE PERIOD FROM MAY 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2001.
 ~~   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
 ^    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
 + NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ARE LESS THAN $0.01 PER SHARE.
 @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
 (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL BLUE CHIP GROWTH FUND - PORTFOLIO MANAGER REPORT

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES FOR THE MASSMUTUAL BLUE CHIP GROWTH FUND?

The objectives and policies of the Fund are to:
-  achieve long-term growth of capital
- invest primarily in a diversified portfolio of equity securities of larger, well-established companies (generally companies whose stock is included in the S&P 500 Index or the Dow Jones Industrial Average, and companies with market capitalizations of at least $1 billion if not included in either index)
-  utilize a growth-oriented strategy in making investment decisions
-  utilize fundamental analysis to identify companies which:
   - are of high investment quality or possess a unique product, market position or operating characteristics
   -  offer above-average levels of profitability or superior growth potential

HOW DID THE FUND PERFORM DURING THE FIRST HALF OF 2003?

For the six months ending June 30, 2003, the Fund's Class S shares returned 11.21%, nearly in line with the 11.75% return of the S&P 500 Index, a market capitalization-weighted, unmanaged index of 500 common stocks.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

Geopolitical uncertainty was the major driver of broad market returns during the first three months of 2003. Early in the quarter, the markets sold off steeply as the Bush administration pressed for world support of a war with Iraq. Following the start of the war in March, the markets rallied sharply as many investors anticipated a quick end to the conflict. But the last few weeks of the quarter saw extreme levels of volatility and market fluctuations, with rallies and declines driven largely by news from Iraq. Economic indicators were mixed and corporate profits remained lackluster, but the steady flow of news of corporate scandals that had plagued the market abated somewhat.

Against this backdrop, security selection in industrials was a driver of the Fund's relative performance. We also benefited from overweighting health care stocks, as this generally defensive sector was one of only two in the S&P 500 to post a gain during the first quarter. On the other hand, detracting from results was security selection in financials.

In the second quarter, after reaching a low point on March 11, the stock market enjoyed substantial gains. General optimism that the economy and corporate profits would accelerate in the second half of the year was a significant driver of returns. Stocks also benefited from aggressive fiscal and monetary stimuli. New tax-cut legislation appeared to make equities more attractive to investors and was expected to increase consumers' disposable income. At the same time, the Federal Reserve Board cut interest rates for the 13th time since its latest easing cycle began in 2001, which brought rates to their lowest levels in 45 years.

In this environment, the Fund's security selection in financials detracted. Also hampering results was an overweighting in health care, as some pharmaceutical and biotechnology stocks failed to keep pace with the overall market. Conversely, contributing to returns was security selection in energy, as some of our large integrated oil company holdings posted robust earnings due to strong oil prices. Additionally, overweighting technology stocks further aided performance, as investors once again turned their attention to this sector.

WHAT IS YOUR OUTLOOK?

Our strategy remains focused on identifying stocks with improving fundamentals that offer high quality earnings at reasonable prices. Both short- and long-term earnings growth will be considered, as well as a stock's valuation level. Stock-by-stock portfolio construction using our extensive research capabilities will continue to drive investment decisions.

                        MASSMUTUAL BLUE CHIP GROWTH FUND
                        LARGEST STOCK HOLDINGS (6/30/03)

  Microsoft Corp.
  Pfizer, Inc.
  General Electric Co.
  Merck & Co., Inc.
  Wal-Mart Stores, Inc.
  Citigroup, Inc.
  Johnson & Johnson
  American International Group, Inc.
  Intel Corp.
  The Coca-Cola Co.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Blue Chip Growth Fund Class S, Class A, Class Y, Class L and the S&P 500 Index.

  MASSMUTUAL BLUE CHIP GROWTH FUND
  TOTAL RETURN

                                                                           SINCE INCEPTION
                           YEAR TO DATE                ONE YEAR             AVERAGE ANNUAL
                         1/1/03 - 6/30/03          7/1/02 - 6/30/03        6/1/01 - 6/30/03
  Class S                     11.21%                   -0.32%                   -12.65%
  Class A                     11.16%                   -0.66%                   -13.07%
  Class Y                     11.23%                   -0.34%                   -12.71%
  Class L                     11.09%                   -0.53%                   -12.85%
---------------------------------------------------------------------------------------
  S&P 500 Index               11.75%                    0.25%                   -10.04%

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                                                                                       S&P 500
                     CLASS S          CLASS A          CLASS Y          CLASS L        INDEX
 6/1/2001          $   10,000       $   10,000       $   10,000       $   10,000       $   10,000
6/30/2001          $    9,840       $    9,830       $    9,840       $    9,840       $    9,757
6/30/2002          $    7,570       $    7,520       $    7,560       $    7,550       $    8,003
6/30/2003          $    7,546       $    7,470       $    7,534       $    7,510       $    8,023

Hypothetical Investments in MassMutual Blue Chip Growth Fund Class N, Class N (CDSC fees deducted) and the S&P 500 Index.

  MASSMUTUAL BLUE CHIP GROWTH FUND
  TOTAL RETURN

                                                     YEAR TO DATE              SINCE INCEPTION
                                                   1/1/03 - 6/30/03          12/31/02 - 6/30/03
  Class N                                               10.91%                    10.91%
  Class N (CDSC fees deducted)                           9.91%                     9.91%
----------------------------------------------------------------------------------------
  S&P 500 Index                                         11.75%                    11.83%

[CHART]

                                                                   S&P 500
                 CLASS N         CLASS N (CDSC FEES DEDUCTED)      INDEX
12/31/2002       $ 10,000                 $ 10,000                 $ 10,000
 3/31/2003       $  9,806                 $  9,706                 $  9,684
 6/30/2003       $ 11,091                 $ 10,991                 $ 11,175

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL BLUE CHIP GROWTH FUND - PORTFOLIO OF INVESTMENTS

JUNE 30, 2003 (UNAUDITED)

                                                                  NUMBER OF          MARKET
                                                                   SHARES            VALUE
                                                               ---------------   ---------------
EQUITIES -- 97.1%

ADVERTISING -- 0.4%
Omnicom Group, Inc.                                                     17,500   $     1,254,750
                                                                                 ---------------

AEROSPACE & DEFENSE -- 0.8%
Lockheed Martin Corp.                                                   25,900         1,232,063
Northrop Grumman Corp.                                                  18,500         1,596,365
                                                                                 ---------------
                                                                                       2,828,428
                                                                                 ---------------

AIR TRANSPORTATION -- 0.3%
Southwest Airlines Co.                                                  60,300         1,037,160
                                                                                 ---------------

APPAREL, TEXTILES & SHOES -- 0.6%
Liz Claiborne, Inc.                                                     30,800         1,085,700
Nike, Inc. Cl. B                                                        19,700         1,053,753
                                                                                 ---------------
                                                                                       2,139,453
                                                                                 ---------------

BANKING, SAVINGS & LOANS -- 8.4%
Bank of America Corp.                                                   36,900         2,916,207
Bank of New York Co., Inc.                                              42,400         1,219,000
Bank One Corp.                                                          59,300         2,204,774
Citigroup, Inc.                                                        190,600         8,157,680
Fannie Mae                                                              66,300         4,471,272
Fifth Third Bancorp                                                     37,600         2,155,984
Freddie Mac                                                             27,700         1,406,329
Golden West Financial Corp.                                             13,700         1,096,137
J.P. Morgan Chase & Co.                                                 57,800         1,975,604
SLM Corp.                                                               33,000         1,292,610
State Street Corp.                                                      15,000           591,000
Wachovia Corp.                                                          39,900         1,594,404
Wells Fargo & Co.                                                       12,900           650,160
                                                                                 ---------------
                                                                                      29,731,161
                                                                                 ---------------

BEVERAGES -- 3.1%
Anheuser-Busch
  Companies, Inc.                                                       28,100         1,434,505
The Coca-Cola Co.                                                      137,700         6,390,657
PepsiCo, Inc.                                                           67,420         3,000,190
                                                                                 ---------------
                                                                                      10,825,352
                                                                                 ---------------

BROADCASTING, PUBLISHING & PRINTING -- 4.5%
AOL Time Warner, Inc.*                                                 218,700         3,518,883
Clear Channel
  Communications, Inc.*                                                 42,700         1,810,053
Comcast Corp. Cl. A*                                                    55,836         1,685,130
Comcast Corp.
  Special Cl. A*                                                        64,300         1,853,769
Cox Communications,
  Inc. Cl. A*                                                           19,000           606,100
Fox Entertainment
  Group, Inc. Cl. A*                                                    33,200           955,496
InterActiveCorp*                                                        18,300   $       724,131
New York Times Co. Cl. A                                                33,600         1,528,800
Univision Communications,
  Inc. Cl. A*                                                           31,200           948,480
Viacom, Inc. Cl. B*                                                     57,400         2,506,084
                                                                                 ---------------
                                                                                      16,136,926
                                                                                 ---------------

BUILDING MATERIALS & CONSTRUCTION -- 0.3%
Masco Corp.                                                             43,000         1,025,550
                                                                                 ---------------

CHEMICALS -- 0.8%
Dow Chemical Co.                                                        46,600         1,442,736
Praxair, Inc.                                                           20,900         1,256,090
                                                                                 ---------------
                                                                                       2,698,826
                                                                                 ---------------

COMMERCIAL SERVICES -- 1.7%
Apollo Group, Inc. Cl. A*                                               10,000           617,600
Cendant Corp.*                                                          34,200           626,544
Cintas Corp.                                                            13,800           489,072
eBay, Inc.*                                                             12,200         1,270,996
Paychex, Inc.                                                           30,200           885,162
Quest Diagnostics, Inc.*                                                13,800           880,440
Waste Management, Inc.                                                  44,900         1,081,641
                                                                                 ---------------
                                                                                       5,851,455
                                                                                 ---------------

COMMUNICATIONS -- 0.5%
EchoStar Communications
  Corp. Cl. A*                                                          21,200           733,944
Nortel Networks Corp.*                                                  68,600           185,220
Qualcomm, Inc.                                                          24,700           883,025
                                                                                 ---------------
                                                                                       1,802,189
                                                                                 ---------------

COMMUNICATIONS EQUIPMENT -- 0.5%
Ericsson (LM) Cl. B
  Sponsored ADR*                                                        62,600           665,438
Motorola, Inc.                                                         127,600         1,203,268
                                                                                 ---------------
                                                                                       1,868,706
                                                                                 ---------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 1.0%
Computer Sciences Corp.*                                                44,700         1,703,964
Sun Microsystems, Inc.*                                                109,900           505,540
Synopsys, Inc.*                                                         16,629         1,028,504
Teradyne, Inc.*                                                         17,700           306,387
                                                                                 ---------------
                                                                                       3,544,395
                                                                                 ---------------

COMPUTERS & INFORMATION -- 3.8%
Apple Computer, Inc.*                                                   53,700         1,026,744
CDW Corp.*                                                              12,800           586,240
Cisco Systems, Inc.*                                                   357,200         5,961,668
Dell Computer Corp.*                                                   146,500         4,682,140
EMC Corp.*                                                             103,340         1,081,970
                                                                                 ---------------
                                                                                      13,338,762
                                                                                 ---------------

COMPUTERS & OFFICE EQUIPMENT -- 1.9%
Hewlett-Packard Co.                                                     69,800   $     1,486,740
International Business
  Machines Corp.                                                        62,600         5,164,500
                                                                                 ---------------
                                                                                       6,651,240
                                                                                 ---------------

CONTAINERS -- 0.1%
Smurfit-Stone
  Container Corp.*                                                      40,004           521,252
                                                                                 ---------------

COSMETICS & PERSONAL CARE -- 4.5%
Avon Products, Inc.                                                     46,900         2,917,180
Colgate-Palmolive Co.                                                   55,000         3,187,250
The Gillette Co.                                                       144,200         4,594,212
The Procter & Gamble Co.                                                59,200         5,279,456
                                                                                 ---------------
                                                                                      15,978,098
                                                                                 ---------------

DATA PROCESSING & PREPARATION -- 1.4%
Automatic Data
  Processing, Inc.                                                      12,100           409,706
First Data Corp.                                                       109,900         4,554,256
                                                                                 ---------------
                                                                                       4,963,962
                                                                                 ---------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 8.7%
Altera Corp.*                                                           13,200           216,480
Analog Devices, Inc.*                                                   50,400         1,754,928
Broadcom Corp. Cl. A*                                                   24,600           612,786
Flextronics
  International Limited*                                                61,500           638,985
General Electric Co.                                                   474,900        13,620,132
Intel Corp.                                                            322,500         6,702,840
Intersil Corp. Cl. A*                                                   36,300           965,943
Kla-Tencor Corp.*                                                       27,300         1,269,177
Linear Technology Corp.                                                 25,200           811,692
Marvel Technology
  Group Limited                                                          4,200           144,354
Microchip Technology, Inc.                                              15,100           371,913
Micron Technology, Inc.*                                                63,400           737,342
Texas Instruments, Inc.                                                137,400         2,418,240
Xilinx, Inc.*                                                           28,000           708,680
                                                                                 ---------------
                                                                                      30,973,492
                                                                                 ---------------

ENERGY -- 4.9%
Apache Corp.                                                            13,155           855,864
BJ Services Co.*                                                        34,600         1,292,656
Burlington Resources, Inc.                                              20,900         1,130,063
ChevronTexaco Corp.                                                     26,000         1,877,200
ConocoPhillips                                                          23,900         1,309,720
Devon Energy Corp.                                                      16,800           897,120
Exxon Mobil Corp.                                                       88,400         3,174,444
Helmerich & Payne, Inc.                                                  7,500           219,000
Nabors Industries Limited*                                              26,500         1,048,075
Schlumberger Limited                                                    35,500         1,688,735
Total SA                                                                13,000         1,964,585

    The accompanying notes are an integral part of the financial statements.

                                                                  NUMBER OF          MARKET
                                                                   SHARES            VALUE
                                                               ---------------   ---------------
Transocean, Inc.*                                                       32,900   $       722,813
Valero Energy Corp.                                                      3,900           141,687
Weatherford
  International Limited*                                                22,700           951,130
                                                                                 ---------------
                                                                                      17,273,092
                                                                                 ---------------

ENTERTAINMENT & LEISURE -- 0.2%
The Walt Disney Co.                                                     27,300           539,175
                                                                                 ---------------

FINANCIAL SERVICES -- 3.0%
American Express Co.                                                    76,000         3,177,560
The Goldman Sachs
  Group, Inc.                                                            5,400           452,250
MBNA Corp.                                                             114,150         2,378,886
Merrill Lynch & Co., Inc.                                               50,200         2,343,336
Morgan Stanley                                                          45,000         1,923,750
The Schwab (Charles) Corp.                                              51,200           516,608
                                                                                 ---------------
                                                                                      10,792,390
                                                                                 ---------------

FOODS -- 0.6%
Sysco Corp.                                                             52,100         1,565,084
Wrigley (Wm.) Jr. Co.                                                   12,400           697,252
                                                                                 ---------------
                                                                                       2,262,336
                                                                                 ---------------

HEALTHCARE -- 1.5%
Health Management
  Associates, Inc. Cl. A                                                38,900           717,705
Laboratory Corp. of
  America Holdings*                                                     26,400           795,960
UnitedHealth Group, Inc.                                                77,000         3,869,250
                                                                                 ---------------
                                                                                       5,382,915
                                                                                 ---------------

HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 0.4%
Leggett & Platt, Inc.                                                   35,500           727,750
Lennar Corp.                                                             9,000           643,500
                                                                                 ---------------
                                                                                       1,371,250
                                                                                 ---------------

INDUSTRIAL - DIVERSIFIED -- 1.9%
3M Co.                                                                  28,200         3,637,236
Danaher Corp.                                                            9,300           632,865
Illinois Tool Works, Inc.                                               17,000         1,119,450
Tyco International Limited                                              70,100         1,330,498
                                                                                 ---------------
                                                                                       6,720,049
                                                                                 ---------------

INFORMATION RETRIEVAL  SERVICES -- 0.5%
ChoicePoint, Inc.*                                                       8,300           286,516
Yahoo!, Inc.*                                                           48,800         1,598,688
                                                                                 ---------------
                                                                                       1,885,204
                                                                                 ---------------

INSURANCE -- 3.2%
AFLAC, Inc.                                                             24,300           747,225
Allstate Corp.                                                          51,700         1,843,105
Ambac Financial
  Group, Inc.                                                           13,700   $       907,625
American International
  Group, Inc.                                                          122,400         6,754,032
MBIA, Inc.                                                              15,100           736,125
Travelers Property
  Casualty Corp. Cl. A                                                   7,262           115,466
Travelers Property
  Casualty Corp. Cl. B                                                  14,921           235,304
                                                                                 ---------------
                                                                                      11,338,882
                                                                                 ---------------

INTERNET CONTENT -- 0.2%
BEA Systems, Inc.*                                                      60,200           653,772
                                                                                 ---------------

MACHINERY & COMPONENTS --1.1%
Baker Hughes, Inc.                                                      63,600         2,135,052
Ingersoll-Rand Co. Cl. A                                                14,200           671,944
Parker-Hannifin Corp.                                                   29,800         1,251,302
                                                                                 ---------------
                                                                                       4,058,298
                                                                                 ---------------

MANUFACTURING -- 0.8%
Applied Materials, Inc.*                                                55,500           880,230
Avery Dennison Corp.                                                    21,300         1,069,260
Lam Research Corp.*                                                     22,700           413,367
Millipore Corp.*                                                        12,900           572,373
                                                                                 ---------------
                                                                                       2,935,230
                                                                                 ---------------

MEDICAL SUPPLIES -- 3.7%
Agilent Technologies, Inc.*                                             51,600         1,008,780
Allergan, Inc.                                                          16,500         1,272,150
Baxter International, Inc.                                              49,300         1,281,800
Boston Scientific Corp.*                                                40,700         2,486,770
Medtronic, Inc.                                                         78,800         3,780,036
St. Jude Medical, Inc.*                                                 30,700         1,765,250
Waters Corp.*                                                           27,000           786,510
Zimmer Holdings, Inc.*                                                  16,810           757,291
                                                                                 ---------------
                                                                                      13,138,587
                                                                                 ---------------

METALS & MINING -- 0.3%
Alcoa, Inc.                                                             34,900           889,950
                                                                                 ---------------

PHARMACEUTICALS -- 16.1%
Abbott Laboratories                                                    106,200         4,647,312
Amgen, Inc.*                                                            86,500         5,747,060
AstraZeneca PLC
  Sponsored ADR                                                         28,900         1,178,253
Biogen, Inc.*                                                           17,000           646,000
Bristol-Myers Squibb Co.                                                38,000         1,031,700
Cardinal Health, Inc.                                                   24,600         1,581,780
Cephalon, Inc.*                                                          3,100           127,596
Eli Lilly & Co.                                                         26,200         1,807,014
Forest Laboratories, Inc.*                                              20,400         1,116,900
Genentech, Inc.*                                                        10,700           771,684
Johnson & Johnson                                                      157,426         8,138,924
McKesson Corp.                                                          27,300           975,702
Medimmune, Inc.*                                                        13,000           472,810
Merck & Co., Inc.                                                      140,200         8,489,110
Mylan Laboratories, Inc.                                                17,160   $       596,653
Pfizer, Inc.                                                           412,680        14,093,022
Schering-Plough Corp.                                                   77,000         1,432,200
Wyeth                                                                   96,700         4,404,685
                                                                                 ---------------
                                                                                      57,258,405
                                                                                 ---------------

PREPACKAGED SOFTWARE -- 6.4%
Adobe Systems, Inc.                                                     27,600           885,132
Electronic Arts, Inc.*                                                  18,235         1,349,208
Microsoft Corp.                                                        656,500        16,812,965
Network Associates, Inc.*                                               26,900           341,092
Oracle Corp.*                                                          174,500         2,097,490
Peoplesoft, Inc.*                                                       11,500           202,285
Siebel Systems, Inc.*                                                   15,200           145,008
Veritas Software Corp.*                                                 35,600         1,020,652
                                                                                 ---------------
                                                                                      22,853,832
                                                                                 ---------------

RESTAURANTS -- 0.3%
Brinker International, Inc.*                                            31,700         1,141,834
                                                                                 ---------------

RETAIL -- 5.7%
Best Buy Co., Inc.*                                                     21,500           944,280
CVS Corp.                                                               30,700           860,521
Family Dollar Stores, Inc.                                              23,500           896,525
The Home Depot, Inc.                                                   137,300         4,547,376
Kohl's Corp.*                                                           20,700         1,063,566
Lowe's Companies, Inc.                                                  29,360         1,261,012
Office Depot, Inc.*                                                     32,600           473,026
Rite Aid Corp.*                                                         46,000           204,700
Target Corp.                                                            19,600           741,664
Walgreen Co.                                                            37,500         1,128,750
Wal-Mart Stores, Inc.                                                  153,100         8,216,877
                                                                                 ---------------
                                                                                      20,338,297
                                                                                 ---------------

RETAIL - GROCERY -- 0.1%
Whole Foods Market, Inc.*                                                5,400           256,662
                                                                                 ---------------

RETAIL - INTERNET -- 0.2%
Amazon.com, Inc.*                                                       19,900           726,151
                                                                                 ---------------

TELEPHONE UTILITIES -- 1.3%
AT&T Wireless
  Services, Inc.*                                                      137,500         1,128,875
Qwest Communications
  International, Inc.*                                                 133,000           635,740
Verizon
  Communications, Inc.                                                  68,400         2,698,380
                                                                                 ---------------
                                                                                       4,462,995
                                                                                 ---------------

TOBACCO -- 0.9%
Altria Group, Inc.                                                      72,500         3,294,400
                                                                                 ---------------

TRANSPORTATION -- 0.5%
United Parcel Service,
  Inc. Cl. B                                                            26,200         1,668,940
                                                                                 ---------------

TOTAL EQUITIES
(COST $388,244,905)                                                                  344,413,803
                                                                                 ===============

    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL          MARKET
                                                                   AMOUNT            VALUE
                                                               ---------------   ---------------
SHORT-TERM INVESTMENTS -- 9.6%

CASH EQUIVALENTS -- 6.5%**
Bank of Montreal
  Eurodollar Time Deposit
  1.080% 07/02/2003                                            $       495,276   $       495,276
Bank of Montreal
  Eurodollar Time Deposit
  1.150% 07/09/2003                                                    388,407           388,407
Bayerische Hypo-und
  Vereinsbank Bank Note
  1.530% 09/09/2003                                                  2,476,381         2,476,381
Canadian Imperial
  Bank of Commerce
  Bank Note
  1.500% 05/18/2004                                                  2,476,381         2,476,381
Den Danske Bank
  Eurodollar Time Deposit
  1.040% 07/28/2003                                                    495,276           495,276
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                                  1,501,639         1,501,639
Goldman Sachs Group, Inc.
  Medium Term Note
  1.130% 09/17/2003                                                    247,638           247,638
Keybank
  Eurodollar Time Deposit
  1.250% 07/01/2003                                                  1,931,577         1,931,577
Merrill Lynch & Co.
  Medium Term Note
  1.615% 11/26/2003                                                    371,457           371,457
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                        1,076,171         1,076,171
Merrimac Money
  Market Fund                                                        4,048,883         4,048,883
Metropolitan Life
  Insurance Co.
  Funding Agreement
  1.350% 11/03/2003                                                  1,238,190         1,238,190
Morgan Stanley Dean
  Witter & Co.
  1.455% 01/29/2004                                                    990,552           990,552
National Bank
  of Commerce
  1.073% 11/19/2003                                                    619,095           619,095
Royal Bank of Canada
  Eurodollar Time Deposit
  1.031% 07/07/2003                                                  2,228,743         2,228,743
Royal Bank of Canada
  Eurodollar Time Deposit
  1.300% 07/01/2003                                                  1,485,828         1,485,828
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.050% 07/28/2003                                            $     1,238,190   $     1,238,190
                                                                                 ---------------
                                                                                      23,309,684
                                                                                 ---------------

REPURCHASE AGREEMENT -- 3.1%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  06/30/2003, 0.75%,
  due 07/01/2003(a)                                                 10,944,657        10,944,657
                                                                                 ---------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                   34,254,341
                                                                                 ===============
TOTAL INVESTMENTS -- 106.7%
(COST $422,499,246)***                                                               378,668,144

OTHER ASSETS/
(LIABILITIES) -- (6.7%)                                                              (23,916,887)
                                                                                 ===============

NET ASSETS -- 100.0%                                                             $   354,751,257
                                                                                 ===============

NOTES TO PORTFOLIO OF INVESTMENTS
 ADR - American Depository Receipt.
 *    Non-income producing security.
 **   Represents investments of security lending collateral. (NOTE 2).
 ***  Aggregate cost for Federal tax purposes. (NOTE 7).
 (a) Maturity value of $10,944,885. Collateralized by U.S. Government Agency obligation with a rate of 5.476%, maturity date of 11/01/2031, and an aggregate market value, including accrued interest, of $11,491,890.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL BLUE CHIP GROWTH FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                  JUNE 30, 2003
                                                                                   (UNAUDITED)
                                                                                 ---------------
ASSETS:
        Investments, at value (cost $388,244,905) (NOTE 2)                       $   344,413,803
        Short-term investments, at amortized cost (NOTE 2)                            34,254,341
                                                                                 ---------------
            Total Investments (including securities on loan with market
              values of $22,415,863)                                                 378,668,144
        Cash                                                                                 871
        Receivables from:
            Investments sold                                                              14,911
            Interest and dividends                                                       384,325
            Foreign taxes withheld                                                         5,770
                                                                                 ---------------
                 Total assets                                                        379,074,021
                                                                                 ---------------
LIABILITIES:
        Payables for:
            Investments purchased                                                        669,337
            Securities on loan (NOTE 2)                                               23,309,684
            Directors' fees and expenses (NOTE 3)                                          6,277
            Affiliates (NOTE 3):
                 Investment management fees                                              210,832
                 Administration fees                                                     105,842
                 Service fees                                                              6,410
        Accrued expense and other liabilities                                             14,382
                                                                                 ---------------
                 Total liabilities                                                    24,322,764
                                                                                 ---------------
        NET ASSETS                                                               $   354,751,257
                                                                                 ===============
NET ASSETS CONSIST OF:
        Paid-in capital                                                          $   476,606,129
        Undistributed net investment income                                              391,491
        Accumulated net realized loss on investments and foreign
          currency translations                                                      (78,415,396)
        Net unrealized depreciation on investments, foreign currency and
          other assets and liabilities                                               (43,830,967)
                                                                                 ---------------
                                                                                 $   354,751,257
                                                                                 ===============
NET ASSETS:
        Class A                                                                  $    12,537,279
                                                                                 ===============
        Class L                                                                  $   260,164,959
                                                                                 ===============
        Class Y                                                                  $     2,542,842
                                                                                 ===============
        Class S                                                                  $    79,259,553
                                                                                 ===============
        Class N                                                                  $       246,624
                                                                                 ===============
SHARES OUTSTANDING:
        Class A                                                                        1,679,258
                                                                                 ===============
        Class L                                                                       34,640,223
                                                                                 ===============
        Class Y                                                                          337,887
                                                                                 ===============
        Class S                                                                       10,506,715
                                                                                 ===============
        Class N                                                                           33,235
                                                                                 ===============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        Class A                                                                  $          7.47
                                                                                 ===============
        Class L                                                                  $          7.51
                                                                                 ===============
        Class Y                                                                  $          7.53
                                                                                 ===============
        Class S                                                                  $          7.54
                                                                                 ===============
        Class N                                                                  $          7.42
                                                                                 ===============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                SIX MONTHS ENDED
                                                                                 JUNE 30, 2003
                                                                                  (UNAUDITED)
                                                                                ----------------
INVESTMENT INCOME (NOTE 2):
        Dividends (net of withholding tax of $9,808)                             $     2,039,598
        Interest (including securities lending income of $6,529)                          38,251
                                                                                 ---------------
                Total investment income                                                2,077,849
                                                                                 ---------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                            1,098,533
        Custody fees                                                                      15,349
        Audit and legal fees                                                              10,856
        Shareholder reporting fees                                                         5,205
        Directors' fees (NOTE 3)                                                           3,213
        Trustee reporting                                                                  2,609
                                                                                 ---------------
                                                                                       1,135,765
        Administration fees (NOTE 3):
            Class A                                                                       16,509
            Class L                                                                      473,009
            Class Y                                                                        2,551
            Class S                                                                       57,288
            Class N                                                                          330
        Service fees (NOTE 3):
            Class A                                                                       10,103
            Class N                                                                          180
        Distribution fees (NOTE 3):
            Class N                                                                          180
                                                                                 ---------------
                Total expenses                                                         1,695,915
        Expenses waived (NOTE 3)                                                          (3,754)
        Fees paid indirectly (NOTE 3)                                                    (10,138)
                                                                                 ---------------
                Net expenses                                                           1,682,023
                                                                                 ---------------
                NET INVESTMENT INCOME                                                    395,826
                                                                                 ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized loss on:
            Investment transactions                                                   (9,941,268)
            Foreign currency transactions                                                   (168)
                                                                                 ---------------
                Net realized loss                                                     (9,941,436)
                                                                                 ---------------
        Net change in unrealized appreciation (depreciation) on:
            Investments                                                               43,738,349
            Translation of assets and liabilities in foreign currencies                       24
                                                                                 ---------------
                Net unrealized gain                                                   43,738,373
                                                                                 ---------------
                NET REALIZED AND UNREALIZED GAIN                                      33,796,937
                                                                                 ---------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $    34,192,763
                                                                                 ===============

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS ENDED
                                                                                JUNE 30, 2003          YEAR ENDED
                                                                                  (UNAUDITED)       DECEMBER 31, 2002
                                                                              ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income                                                 $          395,826   $           56,374
        Net realized loss on investment transactions and
           foreign currency transactions                                              (9,941,436)         (45,806,120)
        Net change in unrealized appreciation (depreciation) on investments
           and translation of assets and liabilities in foreign currencies            43,738,373          (62,671,440)
                                                                              ------------------   ------------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           34,192,763         (108,421,186)
                                                                              ------------------   ------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
        From net investment income:
        Class A                                                                                -                 (279)
        Class Y                                                                                -                 (509)
        Class S                                                                                -              (58,731)
                                                                              ------------------   ------------------
            TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                                     -              (59,519)
                                                                              ------------------   ------------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                                        6,691,165            4,685,503
        Class L                                                                       17,647,861          (16,648,305)
        Class Y                                                                        1,520,790              435,894
        Class S                                                                         (908,367)         (13,540,313)
        Class N                                                                          129,143            101,000 *
                                                                              ------------------   ------------------
            INCREASE (DECREASE) IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS        25,080,592          (24,966,221)
                                                                              ------------------   ------------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                                       59,273,355         (133,446,926)

NET ASSETS:
        Beginning of period                                                          295,477,902          428,924,828
                                                                              ------------------   ------------------
        End of period (including undistributed net investment income of
           $391,491 and distributions in excess of net investment income of
           $4,335, respectively)                                              $      354,751,257   $      295,477,902
                                                                              ==================   ==================

 *    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             CLASS A                                   CLASS L
                                                             -------                                   -------
                                           SIX MONTHS ENDED                             SIX MONTHS ENDED
                                               6/30/03      YEAR ENDED   PERIOD ENDED       6/30/03      YEAR ENDED   PERIOD ENDED
                                             (UNAUDITED)     12/31/02     12/31/01~       (UNAUDITED)     12/31/02     12/31/01~
                                           ---------------- ----------   ------------   ---------------- ----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    6.72      $    9.07     $   10.00       $    6.76      $    9.09     $   10.00
                                             ---------      ---------     ---------       ---------      ---------     ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                   (0.00)***+     (0.01)***     (0.02)***        0.01***       (0.00)***+    (0.01)***
  Net realized and unrealized gain (loss)
     on investments                               0.75          (2.34)        (0.91)           0.74          (2.33)        (0.90)
                                             ---------      ---------     ---------       ---------      ---------     ---------
       Total income (loss) from investment
          operations                              0.75          (2.35)        (0.93)           0.75          (2.33)        (0.91)
                                             ---------      ---------     ---------       ---------      ---------     ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                         -          (0.00)++          -               -              -             -
                                             ---------      ---------     ---------       ---------      ---------     ---------
NET ASSET VALUE, END OF PERIOD               $    7.47      $    6.72     $    9.07       $    7.51      $    6.76     $    9.09
                                             =========      =========     =========       =========      =========     =========
TOTAL RETURN@                                    11.16%**      (25.91)%       (9.30)%**       11.09%**      (25.63)%       (9.10)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)          $  12,537      $   4,914     $   1,006       $ 260,165      $ 217,427     $ 314,290
  Ratio of expenses to average daily
    net assets:
     Before expense waiver                        1.38%*         1.38%         1.39%*          1.13%*         1.13%         1.14%*
     After expense waiver#                        1.38%*(a)      1.38%         1.39%*         1.12%*(a)       1.13%         1.14%*
  Net investment income (loss) to
    average daily net assets                     (0.04)%*       (0.20)%       (0.39)%*         0.20%*        (0.05)%       (0.18)%*
  Portfolio turnover rate                           11%**          30%           27%**           11%**          30%           27%**

                                                             CLASS Y                                   CLASS S
                                                             -------                                   -------
                                           SIX MONTHS ENDED                             SIX MONTHS ENDED
                                               6/30/03      YEAR ENDED   PERIOD ENDED       6/30/03      YEAR ENDED   PERIOD ENDED
                                             (UNAUDITED)     12/31/02     12/31/01~       (UNAUDITED)     12/31/02     12/31/01~
                                           ---------------- ----------   ------------   ---------------- ----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    6.77      $    9.10     $   10.00       $    6.78      $    9.10     $   10.00
                                             ---------      ---------     ---------       ---------      ---------     ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                    0.01***        0.01***      (0.00)***+       0.02***        0.02***       0.00***+
  Net realized and unrealized gain (loss)
     on investments                               0.75          (2.34)        (0.90)           0.74          (2.33)        (0.90)
                                             ---------      ---------     ---------       ---------      ---------     ---------
       Total income (loss) from investment
          operations                              0.76          (2.33)        (0.90)           0.76          (2.31)        (0.90)
                                             ---------      ---------     ---------       ---------      ---------     ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                         -          (0.00)++          -               -          (0.01)            -
                                             ---------      ---------     ---------       ---------      ---------     ---------
NET ASSET VALUE, END OF PERIOD               $    7.53      $    6.77     $    9.10       $    7.54      $    6.78     $    9.10
                                             =========      =========     =========       =========      =========     =========
TOTAL RETURN@                                    11.23%**      (25.56)%       (9.00)%**       11.21%**      (25.43)%       (9.00)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)          $   2,543      $     827     $     617       $  79,260      $  72,210     $ 113,011
  Ratio of expenses to average daily
    net assets:
     Before expense waiver                        1.01%*         1.01%         1.02%*          0.88%*         0.88%         0.89%*
     After expense waiver#                        1.01%*(a)      1.01%         1.01%*          0.87%*(a)      0.88%         0.89%*
  Net investment income (loss) to average
     daily net assets                             0.34%*         0.12%        (0.02)%*         0.45%*         0.20%         0.07%*
  Portfolio turnover rate                           11%**          30%           27%**           11%**          30%           27%**

 *    ANNUALIZED.
 **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
 ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
 ~ FOR THE PERIOD FROM JUNE 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2001.
 +    NET INVESTMENT INCOME (LOSS) IS LESS THAN $0.01 PER SHARE.
 ++   DISTIBUTIONS FROM NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
 # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD OCTOBER 1, 2001 THROUGH DECEMBER 31, 2001, THE YEAR ENDED DECEMBER 31, 2002 AND THE PERIOD JANUARY 1, 2003 THROUGH APRIL 30, 2003.
 @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
 (a) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BORKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                           CLASS N
                                                                           -------
                                                           SIX MONTHS ENDED
                                                                6/30/03             PERIOD ENDED
                                                              (UNAUDITED)            12/31/02~~
                                                           ----------------         ------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $       6.69           $       6.69
                                                             ------------           ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                      (0.01)***               0.00***+
  Net realized and unrealized gain (loss) on investments             0.74                  (0.00)+
                                                             ------------           ------------
       Total income from investment operations                       0.73                   0.00
                                                             ------------           ------------
NET ASSET VALUE, END OF PERIOD                               $       7.42           $       6.69
                                                             ============           ============
TOTAL RETURN@                                                       10.91%**(b)                -^

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                          $        247           $        101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                           1.69%*                    -^
     After expense waiver#                                           1.69%*(a)                 -^
  Net investment loss to average daily net assets                   (0.32)%*                   -^
  Portfolio turnover rate                                              11%**                  30%

 *    ANNUALIZED.
 **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
 ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
 ~~   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
 ^    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
 + NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ARE LESS THAN $0.01 PER SHARE.
 # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD OCTOBER 1, 2001 THROUGH DECEMBER 31, 2001, THE YEAR ENDED DECEMBER 31, 2002 AND THE PERIOD JANUARY 1, 2003 THROUGH APRIL 30, 2003.
 @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
 (a) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
 (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL LARGE CAP GROWTH FUND - PORTFOLIO MANAGER REPORT

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES FOR THE MASSMUTUAL LARGE CAP GROWTH FUND?

The objectives and policies of the Fund are to:
-  achieve long-term growth of capital and future income
-  invest in a relatively small number of intensively researched companies
-  utilize a growth-oriented strategy in making investment decisions
-  utilize fundamental analysis to identify companies which:
   - are of high investment quality or possess a unique product, market position or operating characteristics
   -  offer above-average levels of profitability or superior growth potential

HOW DID THE FUND PERFORM DURING THE FIRST HALF OF 2003?

For the six months ending June 30, 2003, the Fund's Class S shares returned 9.99%, trailing the 11.75% return of the S&P 500 Index, a market capitalization-weighted, unmanaged index of 500 common stocks.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

After several months of uncertainty in the markets, the prospect and eventual onset of war in Iraq sent the Dow Industrials to surge during the first quarter. Volatility ultimately re-emerged, however, as investors fears were redirected into the unknowns of the cost, timing and potential impact that the conflict would have on international relations and trade. Meanwhile, U.S. economic data continued to point toward weakness and opinions differed on whether it was primarily war related or if the evidence pointed to a longer-term economic structural problem.

The technology sector served as the beneficiary of those seeking more volatile positions during the war-related optimism of the first quarter, despite the lack of any significant change in fundamentals for the group. Our underweight position in the sector consequently detracted from performance. Despite the fact that retail sales hit their slowest pace in at least a decade, our Kohl's, Wal-Mart and Home Depot positions held strong amid the softening sector, all posting positive returns for the quarter. Health care companies also contributed to returns, reinforced by largely solid earnings for the sector where UnitedHealth Group, Johnson & Johnson and Amgen were the top contributors to overall performance.

As hints of progress for the U.S. economy emerged throughout the second quarter, investors largely looked beyond the unfavorable unemployment figures and responded positively, driving all the broader market indexes well into double-digit returns. Rising sentiment was fueled by President Bush's signing of a $350 billion package of tax cuts and state aid. The Federal Reserve opted to take down its key interest rate target another 25 basis points to 1.0% in an effort to ensure sustainable growth going forward and to help reduce the risk of deflation.

Mixed reports for a return to spending in technology were not enough to offset the continued upbeat sentiment within the sector during the second quarter. Our underweight position in that sector, combined with underperformance from a few specific names, detracted from the Fund's results. Although the health care sector was positive on an absolute basis during the period, it lagged on a relative basis, specifically when measured against sectors represented by the higher-volatility securities. Our underweight position served the Fund's relative performance well, yet underperformance from Johnson & Johnson offset this. In the financials sector, many of our positions, particularly banks and brokers, positively contributed to returns.

WHAT IS YOUR OUTLOOK?

The overall economic results remain mixed yet we continue to believe the foundation for continued strength for the U.S. economy has been laid. We expect real GDP (Gross Domestic Product) growth to accelerate to around 4% in the second half of the year as the substantial amount of fiscal stimulus will likely hit the economy in the third and fourth quarters. We feel that the slowly improving financial picture for U.S. corporations will likely result in a solid upturn in corporate profits, and, ultimately earnings, particularly in the growth arena.

                        MASSMUTUAL LARGE CAP GROWTH FUND
                        LARGEST STOCK HOLDINGS (6/30/03)

  Pfizer, Inc.
  Microsoft Corp.
  MBNA Corp.
  Kohl's Corp.
  American International Group, Inc.
  UnitedHealth Group, Inc.
  Viacom, Inc. Cl. B
  Amgen, Inc.
  Citigroup, Inc.
  Wal-Mart Stores, Inc.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Large Cap Growth Fund Class S, Class A, Class Y, Class L and the S&P 500 Index

  MASSMUTUAL LARGE CAP GROWTH FUND
  TOTAL RETURN

                                                                        SINCE INCEPTION
                             YEAR TO DATE            ONE YEAR           AVERAGE ANNUAL
                           1/1/03 - 6/30/03      7/1/02 - 6/30/03     12/31/01 - 6/30/03
  Class S                        9.99%                -1.66%                -15.93%
  Class A                        9.76%                -2.05%                -16.37%
  Class Y                       10.00%                -1.66%                -16.00%
  Class L                        9.87%                -1.79%                -16.15%
-----------------------------------------------------------------------------------
  S&P 500 Index                 11.75%                 0.25%                -10.06%

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                                                                       S&P 500
                CLASS S       CLASS A       CLASS Y       CLASS L      INDEX
12/31/2001     $  10,000     $  10,000     $  10,000     $  10,000     $  10,000
 6/30/2002     $   7,840     $   7,810     $   7,830     $   7,820     $   8,685
12/31/2002     $   7,010     $   6,970     $   7,000     $   6,990     $   7,791
 6/30/2003     $   7,710     $   7,650     $   7,700     $   7,680     $   8,706

Hypothetical Investments in MassMutual Large Cap Growth Fund Class N, Class N (CDSC fees deducted) and the S&P 500 Index

  MASSMUTUAL LARGE CAP GROWTH FUND
  TOTAL RETURN

                                              YEAR TO DATE              SINCE INCEPTION
                                            1/1/03 - 6/30/03          12/31/02 - 6/30/03
  Class N                                         9.65%                      9.50%
  Class N (CDSC fees deducted)                    8.65%                      8.50%
----------------------------------------------------------------------------------
  S&P 500 Index                                  11.75%                     11.83%

[CHART]

                                                                     S&P 500
                  CLASS N          CLASS N (CDSC FEES DEDUCTED)      INDEX
12/31/2002     $     10,000               $     10,000               $     10,000
 3/31/2003     $      9,770               $      9,670               $      9,684
 6/30/2003     $     10,950               $     10,850               $     11,175

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL LARGE CAP GROWTH FUND - PORTFOLIO OF INVESTMENTS

JUNE 30, 2003 (UNAUDITED)

                                                                  NUMBER OF          MARKET
                                                                   SHARES            VALUE
                                                               ---------------   ---------------
EQUITIES -- 99.5%

AEROSPACE & DEFENSE -- 0.5%
Boeing Co.                                                               5,300   $       181,896
                                                                                 ---------------

BANKING, SAVINGS & LOANS -- 9.3%
Citigroup, Inc.                                                         29,900         1,279,720
Fannie Mae                                                              11,300           762,072
Fifth Third Bancorp                                                     11,000           630,740
Freddie Mac                                                              7,500           380,775
J.P. Morgan Chase & Co.                                                  2,300            78,614
SLM Corp.                                                                8,900           348,613
                                                                                 ---------------
                                                                                       3,480,534
                                                                                 ---------------

BEVERAGES -- 1.8%
Anheuser-Busch
  Companies, Inc.                                                       13,100           668,755
                                                                                 ---------------

BROADCASTING, PUBLISHING & PRINTING -- 11.5%
AOL Time Warner, Inc.*                                                  36,600           588,894
Clear Channel
  Communications, Inc.*                                                  9,500           402,705
Comcast Corp.
  Special Cl. A*                                                        44,000         1,268,520
Gannett Co., Inc.                                                        7,100           545,351
Viacom, Inc. Cl. B*                                                     33,800         1,475,708
                                                                                 ---------------
                                                                                       4,281,178
                                                                                 ---------------

COMMUNICATIONS -- 2.9%
Nokia Oyj Sponsored ADR                                                 65,200         1,071,236
                                                                                 ---------------

COMPUTERS & INFORMATION -- 3.7%
Cisco Systems, Inc.*                                                    33,400           557,446
Dell Computer Corp.*                                                    25,500           814,980
                                                                                 ---------------
                                                                                       1,372,426
                                                                                 ---------------

COSMETICS & PERSONAL CARE -- 4.3%
Avon Products, Inc.                                                      2,700           167,940
Colgate-Palmolive Co.                                                   11,000           637,450
The Procter & Gamble Co.                                                 8,800           784,784
                                                                                 ---------------
                                                                                       1,590,174
                                                                                 ---------------

DATA PROCESSING & PREPARATION -- 1.4%
Automatic Data
  Processing, Inc.                                                      13,500           457,110
First Data Corp.                                                         1,800            74,592
                                                                                 ---------------
                                                                                         531,702
                                                                                 ---------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 7.5%
General Electric Co.                                                    37,800         1,084,104
Intel Corp.                                                             35,400           735,754
Maxim Integrated
  Products, Inc.                                                        13,900           475,241
Taiwan Semiconductor
  Manufacturing
  Co. Limited
  Sponsored ADR*                                                        50,200   $       506,016
                                                                                 ---------------
                                                                                       2,801,115
                                                                                 ---------------

FINANCIAL SERVICES -- 7.7%
The Goldman Sachs
  Group, Inc.                                                            6,000           502,500
MBNA Corp.                                                              78,150         1,628,646
Merrill Lynch & Co., Inc.                                               11,000           513,480
The Schwab
  (Charles) Corp.                                                       23,900           241,151
                                                                                 ---------------
                                                                                       2,885,777
                                                                                 ---------------

HEALTHCARE -- 4.0%
UnitedHealth Group, Inc.                                                29,400         1,477,350
                                                                                 ---------------

INSURANCE -- 5.0%
American International
  Group, Inc.                                                           27,000         1,489,860
Progressive Corp.                                                        5,300           387,430
                                                                                 ---------------
                                                                                       1,877,290
                                                                                 ---------------

MANUFACTURING -- 1.4%
Applied Materials, Inc.*                                                33,700           534,482
                                                                                 ---------------

MEDICAL SUPPLIES -- 4.3%
Boston Scientific Corp.*                                                 6,500           397,150
Medtronic, Inc.                                                         24,900         1,194,453
                                                                                 ---------------
                                                                                       1,591,603
                                                                                 ---------------

PHARMACEUTICALS -- 13.8%
Amgen, Inc.*                                                            21,900         1,455,036
Cardinal Health, Inc.                                                    9,300           597,990
Johnson & Johnson                                                       21,700         1,121,890
Pfizer, Inc.                                                            57,200         1,953,380
                                                                                 ---------------
                                                                                       5,128,296
                                                                                 ---------------

PREPACKAGED SOFTWARE -- 6.0%
Electronic Arts, Inc.*                                                   1,100            81,389
Microsoft Corp.                                                         70,700         1,810,627
Oracle Corp.*                                                           28,800           346,176
                                                                                 ---------------
                                                                                       2,238,192
                                                                                 ---------------

RETAIL -- 14.4%
Bed Bath & Beyond, Inc.*                                                13,400           520,054
The Home Depot, Inc.                                                    16,900           559,728
Kohl's Corp.*                                                           30,900         1,587,642
Lowe's Companies, Inc.                                                   8,400           360,780
Walgreen Co.                                                            35,700         1,074,570
Wal-Mart Stores, Inc.                                                   23,800   $     1,277,346
                                                                                 ---------------
                                                                                       5,380,120
                                                                                 ---------------

TOTAL EQUITIES
(COST $35,964,893)                                                                    37,092,126
                                                                                 ===============

                                                                  PRINCIPAL
                                                                   AMOUNT
                                                               ---------------
SHORT-TERM INVESTMENTS -- 7.6%

CASH EQUIVALENTS -- 6.2%**
Bank of Montreal
  Eurodollar Time Deposit
  1.080% 07/02/2003                                            $        49,296            49,296
Bank of Montreal
  Eurodollar Time Deposit
  1.150% 07/09/2003                                                     38,659            38,659
Bayerische Hypo-und
  Vereinsbank Bank Note
  1.530% 09/09/2003                                                    246,481           246,481
Canadian Imperial
  Bank of Commerce
  Bank Note
  1.500% 05/18/2004                                                    246,481           246,481
Den Danske Bank
  Eurodollar Time Deposit
  1.040% 07/28/2003                                                     49,296            49,296
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                                    149,463           149,463
Goldman Sachs Group, Inc.
  Medium Term Note
  1.130% 09/17/2003                                                     24,648            24,648
Keybank
  Eurodollar Time Deposit
  1.250% 07/01/2003                                                    192,256           192,256
Merrill Lynch & Co.
  Medium Term Note
  1.615% 11/26/2003                                                     36,972            36,972
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                          107,114           107,114
Merrimac Money
  Market Fund                                                          402,997           402,997
Metropolitan Life
  Insurance Co.
  Funding Agreement
  1.350% 11/03/2003                                                    123,241           123,241
Morgan Stanley
  Dean Witter & Co.
  1.455% 01/29/2004                                                     98,593            98,593

    The accompanying notes are an integral part of the financial statements.

                                                                  PRINCIPAL          MARKET
                                                                   AMOUNT            VALUE
                                                               ---------------   ---------------
National Bank
  of Commerce
  1.073% 11/19/2003                                            $        61,620   $        61,620
Royal Bank of Canada
  Eurodollar Time Deposit
  1.031% 07/07/2003                                                    221,833           221,833
Royal Bank of Canada
  Eurodollar Time Deposit
  1.300% 07/01/2003                                                    147,889           147,889
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.050% 07/28/2003                                                    123,241           123,241
                                                                                 ---------------
                                                                                       2,320,080
                                                                                 ---------------

REPURCHASE AGREEMENT -- 1.4%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  06/30/2003, 0.75%,
  due 07/01/2003(a)                                                    526,552           526,552
                                                                                 ---------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                    2,846,632
                                                                                 ===============

TOTAL INVESTMENTS -- 107.1%
(COST $38,811,525)***                                                                 39,938,758

OTHER ASSETS/
(LIABILITIES) -- (7.1%)                                                               (2,654,598)
                                                                                 ===============

NET ASSETS -- 100.0%                                                             $    37,284,160
                                                                                 ===============

NOTES TO PORTFOLIO OF INVESTMENTS
 ADR - American Depository Receipt.
 *    Non-income producing security.
 **   Represents investments of security lending collateral. (NOTE 2).
 ***  Aggregate cost for Federal tax purposes. (NOTE 7).
 (a) Maturity value of $526,563. Collateralized by U.S. Government Agency obligation with a rate of 4.232%, maturity date of 12/01/2032 and aggregate market value, including accrued interest, of $552,879.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL LARGE CAP GROWTH FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                  JUNE 30, 2003
                                                                                   (UNAUDITED)
                                                                                 ---------------
ASSETS:
        Investments, at value (cost $35,964,893) (NOTE 2)                        $    37,092,126
        Short-term investments, at amortized cost (NOTE 2)                             2,846,632
                                                                                 ---------------
            Total Investments (including securities on loan with market
              values of $2,179,521)                                                   39,938,758
        Cash                                                                                  90
        Receivables from:
            Investment adviser (NOTE 3)                                                    1,480
            Interest and dividends                                                        30,364
            Miscellaneous                                                                    145
                                                                                 ---------------
                 Total assets                                                         39,970,837
                                                                                 ---------------
LIABILITIES:
        Payables for:
            Investments purchased                                                        328,718
            Securities on loan (NOTE 2)                                                2,320,080
            Directors' fees and expenses (NOTE 3)                                            388
            Affiliates (NOTE 3):
                 Investment management fees                                               20,760
                 Administration fees                                                       6,278
                 Service fees                                                                585
        Accrued expense and other liabilities                                              9,868
                                                                                 ---------------
                 Total liabilities                                                     2,686,677
                                                                                 ---------------
        NET ASSETS                                                               $    37,284,160
                                                                                 ===============
NET ASSETS CONSIST OF:
        Paid-in capital                                                          $    43,302,721
        Undistributed net investment income                                               14,839
        Accumulated net realized loss on investments                                  (7,160,633)
        Net unrealized appreciation on investments                                     1,127,233
                                                                                 ---------------
                                                                                 $    37,284,160
                                                                                 ===============
NET ASSETS:
        Class A                                                                  $       963,793
                                                                                 ===============
        Class L                                                                  $     5,585,448
                                                                                 ===============
        Class Y                                                                  $        90,348
                                                                                 ===============
        Class S                                                                  $    30,534,067
                                                                                 ===============
        Class N                                                                  $       110,504
                                                                                 ===============
SHARES OUTSTANDING:
        Class A                                                                          125,933
                                                                                 ===============
        Class L                                                                          727,497
                                                                                 ===============
        Class Y                                                                           11,738
                                                                                 ===============
        Class S                                                                        3,961,243
                                                                                 ===============
        Class N                                                                           14,518
                                                                                 ===============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        Class A                                                                  $          7.65
                                                                                 ===============
        Class L                                                                  $          7.68
                                                                                 ===============
        Class Y                                                                  $          7.70
                                                                                 ===============
        Class S                                                                  $          7.71
                                                                                 ===============
        Class N                                                                  $          7.61
                                                                                 ===============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                SIX MONTHS ENDED
                                                                                 JUNE 30, 2003
                                                                                  (UNAUDITED)
                                                                                ----------------
INVESTMENT INCOME (NOTE 2):
        Dividends (net of withholding tax of $2,719)                             $       155,847
        Interest (including securities lending income of $1,465)                           4,029
                                                                                 ---------------
                Total investment income                                                  159,876
                                                                                 ---------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                              110,947
        Audit and legal fees                                                               9,554
        Trustee reporting                                                                  2,609
        Custody fees                                                                       1,526
        Shareholder reporting fees                                                           593
        Directors' fees (NOTE 3)                                                             354
                                                                                 ---------------
                                                                                         125,583
        Administration fees (NOTE 3):
            Class A                                                                        1,255
            Class L                                                                        7,956
            Class Y                                                                           83
            Class S                                                                       23,403
            Class N                                                                          207
        Service fees (NOTE 3):
            Class A                                                                          889
            Class N                                                                          129
        Distribution fees (NOTE 3):
            Class N                                                                          129
                                                                                 ---------------
                Total expenses                                                           159,634
        Expenses waived (NOTE 3)                                                         (10,011)
        Fees paid indirectly (NOTE 3)                                                     (4,759)
                                                                                 ---------------
                Net expenses                                                             144,864
                                                                                 ---------------
                NET INVESTMENT INCOME                                                     15,012
                                                                                 ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized loss on investment transactions                                  (2,445,410)
        Net change in unrealized appreciation (depreciation) on investments            5,763,557
                                                                                 ---------------
                NET REALIZED AND UNREALIZED GAIN                                       3,318,147
                                                                                 ---------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $     3,333,159
                                                                                 ===============

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS ENDED
                                                                                 JUNE 30, 2003         YEAR ENDED
                                                                                  (UNAUDITED)       DECEMBER 31, 2002
                                                                              ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income (loss)                                          $           15,012   $          (18,651)
        Net realized loss on investment transactions                                  (2,445,410)          (4,715,223)
        Net change in unrealized appreciation (depreciation) on investments            5,763,557           (4,636,324)
                                                                              ------------------   ------------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            3,333,159           (9,370,198)
                                                                              ------------------   ------------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                                           69,174              983,428
        Class L                                                                        1,265,164            4,118,864
        Class Y                                                                            4,385              109,323
        Class S                                                                         (303,854)          26,969,815
        Class N                                                                                -              100,900*
                                                                              ------------------   ------------------
            INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                    1,034,869           32,282,330
                                                                              ------------------   ------------------
        TOTAL INCREASE IN NET ASSETS                                                   4,368,028           22,912,132

NET ASSETS:
        Beginning of period                                                           32,916,132           10,004,000
                                                                              ------------------   ------------------
        End of period (including undistributed net investment income of
           $14,839 and accumulated net investment loss of $173,
           respectively)                                                      $       37,284,160   $       32,916,132
                                                                              ==================   ==================

 *    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              CLASS A                                    CLASS L
                                                              -------                                    -------
                                          SIX MONTHS ENDED                             SIX MONTHS ENDED
                                              6/30/03       YEAR ENDED    PERIOD ENDED     6/30/03       YEAR ENDED    PERIOD ENDED
                                            (UNAUDITED)      12/31/02      12/31/01~     (UNAUDITED)      12/31/02      12/31/01~
                                          ----------------  ----------    ------------ ----------------  ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    6.97       $   10.00     $   10.00     $    6.99       $   10.00       $   10.00
                                             ---------       ---------     ---------     ---------       ---------       ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                            (0.01)***       (0.04)***         -         (0.00)***+      (0.01)***           -
  Net realized and unrealized gain (loss)
     on investments                               0.69           (2.99)            -          0.69           (3.00)              -
                                             ---------       ---------     ---------     ---------       ---------       ---------
       Total income (loss) from
         investment operations                    0.68           (3.03)            -          0.69           (3.01)              -
                                             ---------       ---------     ---------     ---------       ---------       ---------
NET ASSET VALUE, END OF PERIOD               $    7.65       $    6.97     $   10.00     $    7.68       $    6.99       $   10.00
                                             =========       =========     =========     =========       =========       =========
TOTAL RETURN@                                     9.76%**       (30.30)%           -          9.87%**       (30.10)%             -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)          $     964       $     826     $       1     $   5,585       $   3,883       $       1
  Ratio of expenses to average daily
    net assets:
    Before expense waiver                         1.34%*          1.40%            -          1.09%*          1.15%              -
    After expense waiver#                         1.25%*(a)       1.22%(a)         -          1.00%*(a)       0.98%(a)           -
  Net investment loss to average daily
    net assets                                   (0.33)%*        (0.48)%           -         (0.07)%*        (0.20)%             -
  Portfolio turnover rate                           27%**           56%            -            27%**           56%            -

                                                              CLASS Y                                    CLASS S
                                                              -------                                    -------
                                          SIX MONTHS ENDED                             SIX MONTHS ENDED
                                              6/30/03       YEAR ENDED    PERIOD ENDED     6/30/03       YEAR ENDED    PERIOD ENDED
                                            (UNAUDITED)      12/31/02      12/31/01~     (UNAUDITED)      12/31/02      12/31/01~
                                          ----------------  ----------    ------------ ----------------  ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD         $    7.00       $   10.00     $   10.00     $    7.01       $   10.00     $   10.00
                                             ---------       ---------     ---------     ---------       ---------     ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                    0.00***+       (0.01)***         -          0.00***+       (0.00)***+        -
  Net realized and unrealized gain (loss)
     on investments                               0.70           (2.99)            -          0.70           (2.99)            -
                                             ---------       ---------     ---------     ---------       ---------     ---------
       Total income (loss) from
         investment operations                    0.70           (3.00)            -          0.70           (2.99)            -
                                             ---------       ---------     ---------     ---------       ---------     ---------
NET ASSET VALUE, END OF PERIOD               $    7.70       $    7.00     $   10.00     $    7.71       $    7.01     $   10.00
                                             =========       =========     =========     =========       =========     =========
TOTAL RETURN@                                    10.00%**       (30.00)%           -          9.99%**       (29.90)%           -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)          $      90       $      78     $       1     $  30,534       $  28,029     $  10,001
  Ratio of expenses to average daily
    net assets:
    Before expense waiver                         0.94%*          1.00%            -          0.90%*          0.96%            -
    After expense waiver#                         0.85%*(a)       0.82%(a)         -          0.81%*(a)       0.77%(a)         -
  Net investment income (loss) to
    average daily net assets                      0.09%*         (0.11)%           -          0.13%*         (0.05)%           -
  Portfolio turnover rate                           27%**           56%            -            27%**           56%            -

 *    ANNUALIZED.
 **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
 ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
 ~    THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2001.
 +    NET INVESTMENT INCOME (LOSS) IS LESS THAN $0.01 PER SHARE.
 # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEAR ENDED DECEMBER 31, 2002 AND THE SIX MONTHS ENDED JUNE 30, 2003.
 @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH BY THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
 (a) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                        CLASS N
                                                                        -------
                                                          SIX MONTHS ENDED
                                                               6/30/03         PERIOD ENDED
                                                             (UNAUDITED)        12/31/02~~
                                                          -----------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $     6.94         $     6.95
                                                             ----------         ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                             (0.02)***          (0.00)***+
  Net realized and unrealized gain (loss) on investments           0.69              (0.01)
                                                             ----------         ----------
       Total income (loss) from investment operations              0.67              (0.01)
                                                             ----------         ----------
NET ASSET VALUE, END OF PERIOD                               $     7.61         $     6.94
                                                             ==========         ==========
TOTAL RETURN@                                                      9.65%**(b)            -^

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                          $      111         $      101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                         1.64%*                -^
     After expense waiver#                                         1.55%*(a)             -^
  Net investment loss to average daily net assets                 (0.62)%*               -^
  Portfolio turnover rate                                            27%**              56%

 *    ANNUALIZED.
 **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
 ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
 ~~   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
 ^    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
 +    NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
 # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE SIX MONTHS ENDED JUNE 30, 2003.
 @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH BY THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
 (a) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
 (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL GROWTH EQUITY FUND - PORTFOLIO MANAGER REPORT

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES FOR THE MASSMUTUAL GROWTH EQUITY FUND?

The objectives and policies of the Fund are to:
-  achieve long-term growth of capital and future income
- invest primarily in a diversified portfolio of equity securities, which may consist of up to 35% foreign securities
-  utilize a growth-oriented strategy in making investment decisions
-  utilize fundamental analysis to identify companies which:
   - are of high investment quality or possess a unique product, market position or operating characteristics
   -  offer above-average levels of profitability or superior growth potential

HOW DID THE FUND PERFORM DURING THE FIRST HALF OF 2003?

For the six months ending June 30, 2003, the Fund's Class S shares returned 13.19%, outpacing the 11.75% return of the S&P 500 Index, a market capitalization-weighted, unmanaged index of 500 common stocks.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

During the first quarter, investors continued to be challenged by the market environment, as the impending war with Iraq combined with a continuation of generally downward economic data to create a great deal of uncertainty in the markets. For the period, large cap stocks performed slightly better than the broader market and small- and mid cap stocks declined the most.

The largest relative contributor to performance during the quarter was strong stock selection in the consumer staples area. Our holdings in Avon Products boosted results as sales initiatives and new product launches helped the company sustain solid growth. Meanwhile, avoiding tobacco giant Altria (formerly known as Philip Morris) proved wise, as Altria's shares dropped precipitously when the company lost momentum in both the courts as well as in the domestic cigarette market. We also did not own Coca-Cola, which underperformed on slowing volume growth and the announcement of significant layoffs.

Other contributors during the first quarter included our strong stock selection in leisure and biotechnology. Comcast, the number-one U.S. cable company, was another strong performer, as much better than expected subscriber results after its AT&T Broadband merger helped the company post a narrower fourth quarter loss and issue a strong 2003 forecast. Online conglomerate USA Interactive posted an impressive fourth quarter as a result of strong e-commerce operations in travel, including majority investments in Expedia and Hotels.com and its online dating service, Match.com, to name a few. Amgen performed well on strong earnings and cash flow growth from its existing line of drugs and expected sales from several promising new drugs in the pipeline.

Tyco International and Northrop Grumman, the largest detractors in industrial goods & services, held back results. Despite shoring up its corporate balance sheet with a recent refinancing, Tyco suffered from renewed accounting concerns late in the quarter. Defense giant Northrop Grumman significantly lowered the range for its projected 2003 earnings to reflect higher interest payments as it reduces its debt.

In the second quarter, investors' appetite for stocks returned, providing a substantial boost to the equity markets. The largest contributor to performance during this period was in the health care sector. Biotechnology concern Genentech surged after announcing robust trial results for its new cancer drug, Avastin, an innovative new type of medication designed to combat cancer by cutting off the blood supply to tumors. Boston Scientific also performed well in anticipation of strong sales and the potential to gain market share from the launch of its drug-coated stent product.

Holdings among brokerage firms Merrill Lynch and Goldman Sachs were also a source of strength during the second quarter. Positive fixed-income trading results, together with cost-cutting efforts, helped both companies sustain their returns on equity, despite ongoing investment banking weakness. Citigroup benefited from these factors, as well as growth in retail banking and credit card income.

In leisure, Interactive Corp. (formerly USA Interactive) benefited from a continued shift toward online travel bookings via its Internet properties, Hotels.com and recently purchased Expedia.com. Shares of media giant AOL Time Warner marched upward on an improving balance sheet and strong performance from its film entertainment division, as the company continues to transition its subscriber base to broadband from dial-up service.

WHAT IS YOUR OUTLOOK?

While we are encouraged by the market's rebound during the second quarter, we believe recuperation in general business conditions will remain gradual. First quarter earnings surprised to the upside, due in part to cost-cutting efforts, a weaker dollar and conservative expectations. It is likely that this theme will persist for much of 2003. Better earnings would presumably shore up investors' confidence in CEOs, while narrower corporate bond spreads may signal the arrival of long-awaited stimulus from prior Federal Reserve easings. That said, we are somewhat concerned that looming federal and state budget deficits, together with a (thus far) jobless economic recovery, could slow near-term growth prospects.

                          MASSMUTUAL GROWTH EQUITY FUND
                        LARGEST STOCK HOLDINGS (6/30/03)

   Microsoft Corp.
   Pfizer, Inc.
   The Home Depot, Inc.
   Amgen, Inc.
   General Electric Co.
   Target Corp.
   Merrill Lynch & Co., Inc.
   Cisco Systems, Inc.
   Citigroup, Inc.
   AOL Time Warner, Inc.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Growth Equity Fund Class S, Class A, Class Y, Class L and the S&P 500 Index

  MASSMUTUAL GROWTH EQUITY FUND
  TOTAL RETURN

                                                                  SINCE INCEPTION
                      YEAR TO DATE            ONE YEAR            AVERAGE ANNUAL
                     1/1/03 - 6/30/03      7/1/02 - 6/30/03      5/3/99 - 6/30/03
  Class S                13.19%                 -0.14%                 -6.65%
  Class A                12.91%                 -0.58%                 -7.07%
  Class Y                13.24%                 -0.14%                 -6.72%
  Class L                12.95%                 -0.43%                 -6.84%
-----------------------------------------------------------------------------
  S&P 500 Index          11.75%                  0.25%                 -5.96%

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                                                         S&P 500
            CLASS S    CLASS A    CLASS Y    CLASS L     INDEX
 5/3/1999   $ 10,000   $ 10,000   $ 10,000   $ 10,000    $ 10,000
6/30/1999   $ 10,650   $ 10,640   $ 10,650   $ 10,650    $ 10,306
6/30/2000   $ 13,508   $ 13,448   $ 13,498   $ 13,488    $ 11,053
6/30/2001   $ 10,166   $ 10,074   $ 10,145   $ 10,124    $  9,415
6/30/2002   $  7,519   $  7,415   $  7,498   $  7,477    $  7,723
6/30/2003   $  7,508   $  7,372   $  7,487   $  7,445    $  7,742

Hypothetical Investments in MassMutual Growth Equity Fund Class N, Class N (CDSC fees deducted) and the S&P 500 Index

  MASSMUTUAL GROWTH EQUITY FUND
  TOTAL RETURN

                                            YEAR TO DATE            SINCE INCEPTION
                                          1/1/03 - 6/30/03        12/31/02 - 6/30/03
  Class N                                      12.65%                   12.65%
  Class N (CDSC fees deducted)                 11.65%                   11.65%
------------------------------------------------------------------------------
  S&P 500 Index                                11.75%                   11.83%

                                                                 S&P 500
                  CLASS N       CLASS N (CDSC FEES DEDUCTED)     INDEX
12/31/2002     $     10,000             $     10,000             $     10,000
 3/31/2003     $      9,834             $      9,734             $      9,684
 6/30/2003     $     11,265             $     11,165             $     11,175

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL GROWTH EQUITY FUND - PORTFOLIO OF INVESTMENTS

JUNE 30, 2003 (UNAUDITED)

                                                                  NUMBER OF          MARKET
                                                                   SHARES            VALUE
                                                               ---------------   ---------------
EQUITIES -- 95.7%

AEROSPACE & DEFENSE -- 1.2%
Northrop Grumman Corp.                                                  30,600   $     2,640,474
United Technologies Corp.                                               48,000         3,399,840
                                                                                 ---------------
                                                                                       6,040,314
                                                                                 ---------------

AIR TRANSPORTATION -- 0.2%
JetBlue Airways Corp.*                                                  22,700           959,983
                                                                                 ---------------

AUTOMOTIVE & PARTS -- 0.4%
Bayerische Motoren
  Werke AG                                                              58,200         2,238,918
                                                                                 ---------------

BANKING, SAVINGS & LOANS -- 5.4%
Bank of New York Co., Inc.                                              63,300         1,819,875
Capital One Financial Corp.                                             24,500         1,204,910
Citigroup, Inc.                                                        233,744        10,004,243
Fannie Mae                                                              98,300         6,629,352
Northern Trust Corp.                                                    33,300         1,391,607
SLM Corp.                                                              172,000         6,737,240
                                                                                 ---------------
                                                                                      27,787,227
                                                                                 ---------------

BEVERAGES -- 1.2%
Anheuser-Busch
  Companies, Inc.                                                        5,100           260,355
PepsiCo, Inc.                                                          129,600         5,767,200
                                                                                 ---------------
                                                                                       6,027,555
                                                                                 ---------------

BROADCASTING, PUBLISHING & PRINTING -- 9.6%
AOL Time Warner, Inc.*                                                 611,000         9,830,990
Clear Channel
  Communications, Inc.*                                                222,330         9,424,569
Comcast Corp. Cl. A*                                                   184,945         5,581,640
InterActiveCorp*                                                       196,600         7,779,462
Liberty Media Corp. Cl. A*                                             223,700         2,585,972
Tribune Co.                                                            107,700         5,201,910
Viacom, Inc. Cl. B*                                                    209,780         9,158,995
                                                                                 ---------------
                                                                                      49,563,538
                                                                                 ---------------

COMMERCIAL SERVICES -- 2.4%
Apollo Group, Inc. Cl. A*                                               25,100         1,550,176
Career Education Corp.*                                                  4,500           307,890
Cendant Corp.*                                                         231,300         4,237,416
eBay, Inc.*                                                             43,800         4,563,084
Manpower, Inc.                                                          30,400         1,127,536
Weight Watchers
  International, Inc.*                                                  15,200           691,448
                                                                                 ---------------
                                                                                      12,477,550
                                                                                 ---------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.2%
Cadence Design
  Systems, Inc.*                                                        88,100         1,062,486
                                                                                 ---------------

COMPUTERS & INFORMATION -- 3.6%
Cisco Systems, Inc.*                                                   605,500   $    10,105,795
Dell Computer Corp.*                                                   270,400         8,641,984
                                                                                 ---------------
                                                                                      18,747,779
                                                                                 ---------------

COMPUTERS & OFFICE EQUIPMENT -- 2.5%
Hewlett-Packard Co.                                                    185,500         3,951,150
International Business
  Machines Corp.                                                       108,000         8,910,000
                                                                                 ---------------
                                                                                      12,861,150
                                                                                 ---------------

COSMETICS & PERSONAL CARE -- 3.0%
Avon Products, Inc.                                                    152,700         9,497,940
The Procter & Gamble Co.                                                68,600         6,117,748
                                                                                 ---------------
                                                                                      15,615,688
                                                                                 ---------------

DATA PROCESSING & PREPARATION -- 1.3%
First Data Corp.                                                       162,200         6,721,568
                                                                                 ---------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 8.2%
Analog Devices, Inc.*                                                  219,700         7,649,954
General Electric Co.                                                   389,350        11,166,558
Intel Corp.                                                            297,500         6,183,240
Linear Technology Corp.                                                162,800         5,243,788
Microchip Technology, Inc.                                             178,700         4,401,381
Novellus Systems, Inc.*                                                 85,800         3,142,082
Taiwan Semiconductor
  Manufacturing Co.
  Limited Sponsored ADR*                                               414,400         4,177,152
Xilinx, Inc.*                                                           20,600           521,386
                                                                                 ---------------
                                                                                      42,485,541
                                                                                 ---------------

ENERGY -- 2.9%
BJ Services Co.*                                                        55,900         2,088,424
EnCana Corp.                                                           100,100         3,840,837
Noble Corp.*                                                            56,700         1,944,810
Schlumberger Limited                                                   152,400         7,249,668
                                                                                 ---------------
                                                                                      15,123,739
                                                                                 ---------------

ENTERTAINMENT & LEISURE -- 1.2%
The Walt Disney Co.                                                    317,400         6,268,650
                                                                                 ---------------

FINANCIAL SERVICES -- 4.5%
American Express Co.                                                   158,700         6,635,247
The Goldman Sachs
  Group, Inc.                                                           74,800         6,264,500
Merrill Lynch & Co., Inc.                                              221,900        10,358,292
                                                                                 ---------------
                                                                                      23,258,039
                                                                                 ---------------

FOODS -- 0.5%
Starbucks Corp.*                                                       100,300         2,459,356
                                                                                 ---------------

HEALTHCARE -- 1.0%
Caremark Rx, Inc.*                                                      96,000   $     2,465,280
Wellpoint Health
  Networks, Inc.*                                                       33,300         2,807,190
                                                                                 ---------------
                                                                                       5,272,470
                                                                                 ---------------

INDUSTRIAL - DIVERSIFIED -- 3.4%
3M Co.                                                                  70,490         9,091,800
Tyco International Limited                                             428,400         8,131,032
                                                                                 ---------------
                                                                                      17,222,832
                                                                                 ---------------

INSURANCE -- 2.1%
Aetna, Inc.                                                             60,400         3,636,080
Travelers Property
  Casualty Corp. Cl. A                                                 208,900         3,321,510
XL Capital Limited Cl. A                                                49,000         4,067,000
                                                                                 ---------------
                                                                                      11,024,590
                                                                                 ---------------

INTERNET CONTENT -- 0.2%
BEA Systems, Inc.*                                                      95,800         1,040,388
                                                                                 ---------------

LODGING -- 0.4%
MGM Mirage, Inc.*                                                       60,000         2,050,800
                                                                                 ---------------

MANUFACTURING -- 0.2%
Lam Research Corp.*                                                     42,500           773,925
                                                                                 ---------------

MEDICAL SUPPLIES -- 3.1%
Becton, Dickinson & Co.                                                 44,300         1,721,055
Boston Scientific Corp.*                                                37,900         2,315,690
Guidant Corp.                                                           77,800         3,453,542
Medtronic, Inc.                                                         63,400         3,041,298
St. Jude Medical, Inc.*                                                 96,100         5,525,750
                                                                                 ---------------
                                                                                      16,057,335
                                                                                 ---------------

PHARMACEUTICALS -- 14.9%
Abbott Laboratories                                                    219,300         9,596,568
Amgen, Inc.*                                                           174,800        11,613,712
Biogen, Inc.*                                                           43,100         1,637,800
Forest Laboratories, Inc.*                                              44,300         2,425,425
Genentech, Inc.*                                                        57,900         4,175,748
Genzyme Corp.*                                                          18,100           756,580
Gilead Sciences, Inc.*                                                  24,600         1,367,268
Johnson & Johnson                                                      109,300         5,650,810
McKesson Corp.                                                          73,600         2,630,464
Medimmune, Inc.*                                                        50,000         1,818,500
Novartis AG                                                             47,600         1,883,562
Omnicare, Inc.                                                          62,900         2,125,391
Pfizer, Inc.                                                           515,337        17,598,759
Schering-Plough Corp.                                                  285,800         5,315,880
Wyeth                                                                  180,800         8,235,440
                                                                                 ---------------
                                                                                      76,831,907
                                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.

                                                                  NUMBER OF          MARKET
                                                                   SHARES            VALUE
                                                               ---------------   ---------------
PREPACKAGED SOFTWARE  -- 6.0%
Microsoft Corp.                                                        802,420   $    20,549,976
Oracle Corp.*                                                          495,950         5,961,319
Veritas Software Corp.*                                                153,051         4,387,972
                                                                                 ---------------
                                                                                      30,899,267
                                                                                 ---------------

RESTAURANTS -- 0.6%
McDonald's Corp.                                                       145,900         3,218,554
                                                                                 ---------------

RETAIL -- 11.5%
Bed Bath & Beyond, Inc.*                                                65,600         2,545,936
Best Buy Co., Inc.*                                                    132,900         5,836,968
CVS Corp.                                                               95,100         2,665,653
The Home Depot, Inc.                                                   357,500        11,840,400
Kohl's Corp.*                                                          157,400         8,087,212
Lowe's Companies, Inc.                                                 165,500         7,108,225
Target Corp.                                                           291,000        11,011,440
TJX Companies, Inc.                                                     13,900           261,876
Wal-Mart Stores, Inc.                                                  164,300         8,817,981
Williams-Sonoma, Inc.*                                                  45,100         1,316,920
                                                                                 ---------------
                                                                                      59,492,611
                                                                                 ---------------

TELEPHONE UTILITIES -- 1.4%
AT&T Wireless
  Services, Inc.*                                                      382,600         3,141,146
Sprint Corp. (PCS Group)*                                              632,700         3,638,025
Vodafone Group PLC
  Sponsored ADR                                                         12,886           253,210
                                                                                 ---------------
                                                                                       7,032,381
                                                                                 ---------------

TOBACCO -- 1.0%
Altria Group, Inc.                                                     108,400         4,925,696
                                                                                 ---------------

TRANSPORTATION -- 1.6%
Carnival Corp.                                                          48,600         1,579,986
FedEx Corp.                                                             75,900         4,708,077
United Parcel Service,
  Inc. Cl. B                                                            30,400         1,936,480
                                                                                 ---------------
                                                                                       8,224,543
                                                                                 ---------------

TOTAL EQUITIES
(COST $455,787,169)                                                                  493,766,380
                                                                                 ===============

RIGHTS -- 0.0%

COMPUTERS & INFORMATION
Seagate Technology*~                                                    66,000                 -
                                                                                 ---------------

TOTAL RIGHTS
(COST $0)                                                                                      -
                                                                                 ---------------

TOTAL LONG TERM INVESTMENTS
(COST $455,787,169)                                                                  493,766,380
                                                                                 ===============

                                                                  PRINCIPAL
                                                                   AMOUNT
                                                               ---------------
SHORT-TERM INVESTMENTS -- 11.9%

CASH EQUIVALENTS -- 5.4%**
Bank of Montreal
  Eurodollar Time Deposit
  1.080% 07/02/2003                                            $       592,725   $       592,725
Bank of Montreal
  Eurodollar Time Deposit
  1.150% 07/09/2003                                                    464,828           464,828
Bayerische Hypo-und
  Vereinsbank Bank Note
  1.530% 09/09/2003                                                  2,963,627         2,963,627
Canadian Imperial
  Bank of Commerce
  Bank Note
  1.500% 05/18/2004                                                  2,963,627         2,963,627
Den Danske Bank
  Eurodollar Time Deposit
  1.040% 07/28/2003                                                    592,725           592,725
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                                  1,797,098         1,797,098
Goldman Sachs Group, Inc.
  Medium Term Note
  1.130% 09/17/2003                                                    296,363           296,363
Keybank
  Eurodollar Time Deposit
  1.250% 07/01/2003                                                  2,311,629         2,311,629
Merrill Lynch & Co.
  Medium Term Note
  1.615% 11/26/2003                                                    444,544           444,544
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                        1,287,915         1,287,915
Merrimac Money
  Market Fund                                                        4,845,530         4,845,530
Metropolitan Life
  Insurance Co.
  Funding Agreement
  1.350% 11/03/2003                                                  1,481,813         1,481,813
Morgan Stanley Dean
  Witter & Co.
  1.455% 01/29/2004                                                  1,185,451         1,185,451
National Bank
  of Commerce
  1.073% 11/19/2003                                                    740,907           740,907
Royal Bank of Canada
  Eurodollar Time Deposit
  1.031% 07/07/2003                                                  2,667,264         2,667,264
Royal Bank of Canada
  Eurodollar Time Deposit
  1.300% 07/01/2003                                                  1,778,176         1,778,176
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.050% 07/28/2003                                            $     1,481,813   $     1,481,813
                                                                                 ---------------
                                                                                      27,896,035
                                                                                 ---------------

REPURCHASE AGREEMENT -- 6.5%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  06/30/2003, 0.75%,
  due 07/01/2003(a)                                                 33,493,035        33,493,035
                                                                                 ---------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                                   61,389,070
                                                                                 ===============

TOTAL INVESTMENTS -- 107.6%
(COST $517,176,239)***                                                               555,155,450

OTHER ASSETS/
(LIABILITIES) -- (7.6%)                                                              (39,251,918)
                                                                                 ===============

NET ASSETS -- 100.0%                                                             $   515,903,532
                                                                                 ===============

NOTES TO PORTFOLIO OF INVESTMENTS
 ADR - American Depository Receipt.
 *    Non-income producing security.
 **   Represents investments of security lending collateral. (NOTE 2).
 ***  Aggregate cost for Federal tax purposes. (NOTE 7).
 (a) Maturity value of $33,493,732. Collateralized by U.S. Government Agency obligations with rates of 5.19%-6.045%, maturity dates of 10/01/2031-10/01/2032, and aggregate market value, including accrued interest, of $35,167,686.
 ~ This security is valued in good faith under procedures established by the board of directors.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL GROWTH EQUITY FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                  JUNE 30, 2003
                                                                                   (UNAUDITED)
                                                                                 ---------------
ASSETS:
        Investments, at value (cost $455,787,169) (NOTE 2)                       $   493,766,380
        Short-term investments, at amortized cost (NOTE 2)                            61,389,070
                                                                                 ---------------
            Total Investments (including securities on loan with market
              values of $27,090,986)                                                 555,155,450
        Cash                                                                               3,863
        Foreign currency, at value (cost $11)                                                 11
        Receivables from:
            Investments sold                                                          10,740,967
            Interest and dividends                                                       338,940
            Foreign taxes withheld                                                         7,096
            Miscellaneous                                                                 43,743
                                                                                 ---------------
                 Total assets                                                        566,290,070
                                                                                 ---------------
LIABILITIES:
        Payables for:
            Investments purchased                                                     22,004,663
            Securities on loan (NOTE 2)                                               27,896,035
            Directors' fees and expenses (NOTE 3)                                          8,471
            Affiliates (NOTE 3):
                 Investment management fees                                              295,516
                 Administration fees                                                      90,446
                 Service fees                                                             70,095
        Accrued expense and other liabilities                                             21,312
                                                                                 ---------------
                 Total liabilities                                                    50,386,538
                                                                                 ---------------
        NET ASSETS                                                               $   515,903,532
                                                                                 ===============
NET ASSETS CONSIST OF:
        Paid-in capital                                                          $   726,618,658
        Undistributed net investment income                                              121,468
        Accumulated net realized loss on investments and foreign currency
          translations                                                              (248,815,704)
        Net unrealized appreciation on investments, foreign currency and other
          assets and liabilities                                                      37,979,110
                                                                                 ---------------
                                                                                 $   515,903,532
                                                                                 ===============
NET ASSETS:
        Class A                                                                  $   132,548,959
                                                                                 ===============
        Class L                                                                  $   140,012,080
                                                                                 ===============
        Class Y                                                                  $    82,629,886
                                                                                 ===============
        Class S                                                                  $   160,598,804
                                                                                 ===============
        Class N                                                                  $       113,803
                                                                                 ===============
SHARES OUTSTANDING:
        Class A                                                                       19,443,006
                                                                                 ===============
        Class L                                                                       20,318,686
                                                                                 ===============
        Class Y                                                                       11,931,171
                                                                                 ===============
        Class S                                                                       23,117,128
                                                                                 ===============
        Class N                                                                           16,805
                                                                                 ===============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        Class A                                                                  $          6.82
                                                                                 ===============
        Class L                                                                  $          6.89
                                                                                 ===============
        Class Y                                                                  $          6.93
                                                                                 ===============
        Class S                                                                  $          6.95
                                                                                 ===============
        Class N                                                                  $          6.77
                                                                                 ===============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                SIX MONTHS ENDED
                                                                                 JUNE 30, 2003
                                                                                  (UNAUDITED)
                                                                                ----------------
INVESTMENT INCOME (NOTE 2):
        Dividends (net of withholding tax of $22,885)                            $     1,898,182
        Interest (including securities lending income of $15,618)                         54,151
                                                                                 ---------------
                Total investment income                                                1,952,333
                                                                                 ---------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                            1,464,743
        Custody fees                                                                      58,666
        Audit and legal fees                                                              11,245
        Shareholder reporting fees                                                         6,981
        Directors' fees (NOTE 3)                                                           4,232
        Trustee reporting                                                                  2,609
                                                                                 ---------------
                                                                                       1,548,476
        Administration fees (NOTE 3):
            Class A                                                                      149,922
            Class L                                                                      178,848
            Class Y                                                                       54,336
            Class S                                                                       59,503
            Class N                                                                          180
        Service fees (NOTE 3):
            Class A                                                                      125,984
            Class N                                                                          130
        Distribution fees (NOTE 3):
            Class N                                                                          130
                                                                                 ---------------
                Total expenses                                                         2,117,509
        Fees paid indirectly (NOTE 3)                                                   (295,246)
                                                                                 ---------------
                Net expenses                                                           1,822,263
                                                                                 ---------------
                NET INVESTMENT INCOME                                                    130,070
                                                                                 ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized gain on:
            Investment transactions                                                    8,766,545
            Foreign currency transactions                                                  5,558
                                                                                 ---------------
                Net realized gain                                                      8,772,103
                                                                                 ---------------
        Net change in unrealized appreciation (depreciation) on:
            Investments                                                               46,040,268
            Translation of assets and liabilities in foreign currencies                   (2,810)
                                                                                 ---------------
                Net unrealized gain                                                   46,037,458
                                                                                 ---------------
                NET REALIZED AND UNREALIZED GAIN                                      54,809,561
                                                                                 ---------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $    54,939,631
                                                                                 ===============

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS ENDED
                                                                                 JUNE 30, 2003          YEAR ENDED
                                                                                  (UNAUDITED)        DECEMBER 31, 2002
                                                                              ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income (loss)                                          $          130,070   $         (465,514)
        Net realized gain (loss) on investment transactions and
           foreign currency transactions                                               8,772,103         (100,204,282)
        Net change in unrealized appreciation (depreciation) on investments
           and translation of assets and liabilities in foreign currencies            46,037,458          (33,559,235)
                                                                              ------------------   ------------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           54,939,631         (134,229,031)
                                                                              ------------------   ------------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                                       40,868,119           31,261,613
        Class L                                                                       24,439,283           22,273,055
        Class Y                                                                        2,712,477           11,161,826
        Class S                                                                       13,059,525            5,066,452
        Class N                                                                                -              101,000*
                                                                              ------------------   ------------------
            INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                   81,079,404           69,863,946
                                                                              ------------------   ------------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                                      136,019,035          (64,365,085)

NET ASSETS:
        Beginning of period                                                          379,884,497          444,249,582
                                                                              ------------------   ------------------
        End of period (including undistributed net investment income of
           $121,468 and accumulated net investment loss of $8,602,
           respectively)                                                      $      515,903,532   $      379,884,497
                                                                              ==================   ==================

 *    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             CLASS A
                                                                             -------
                                          SIX MONTHS ENDED
                                               6/30/03      YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                             (UNAUDITED)     12/31/02       12/31/01       12/31/00       12/31/99~
                                          ----------------  ----------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD          $    6.04      $    8.39      $   11.24      $   12.90      $   10.00
                                              ---------      ---------      ---------      ---------      ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                             (0.01)***      (0.03)***      (0.03)***      (0.05)***      (0.05)***
  Net realized and unrealized gain (loss)
    on investments                                 0.79          (2.32)         (2.82)         (0.70)          2.98
                                              ---------      ---------      ---------      ---------      ---------
       Total income (loss) from investment
         operations                                0.78          (2.35)         (2.85)         (0.75)          2.93
                                              ---------      ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  Tax return of capital                               -              -              -          (0.00)++           -
  From net realized gains                             -              -              -          (0.91)         (0.03)
                                              ---------      ---------      ---------      ---------      ---------
       Total distributions                            -              -              -          (0.91)         (0.03)
                                              ---------      ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD                $    6.82      $    6.04      $    8.39      $   11.24      $   12.90
                                              =========      =========      =========      =========      =========
TOTAL RETURN@                                     12.91%**      (28.01)%       (25.36)%        (6.01)%        29.27%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)           $ 132,549      $  79,267      $  75,186      $  44,905      $   2,379
  Ratio of expenses to average daily
    net assets:
    Before expense waiver                          1.27%*         1.26%          1.27%          1.29%          1.50%*
    After expense waiver#                          1.13%*(a)      1.22%(a)       1.24%          1.25%           N/A
  Net investment loss to average daily
    net assets                                    (0.22)%*       (0.41)%        (0.36)%        (0.35)%        (0.68)%*
  Portfolio turnover rate                           132%**         224%           279%           264%           114%**

                                                                             CLASS L
                                                                             -------
                                          SIX MONTHS ENDED
                                               6/30/03      YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                             (UNAUDITED)     12/31/02       12/31/01       12/31/00       12/31/99~
                                          ----------------  ----------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD          $    6.10      $    8.45      $   11.29      $   12.93      $   10.00
                                              ---------      ---------      ---------      ---------      ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                     0.00***+      (0.01)***      (0.01)***      (0.01)***      (0.03)***
  Net realized and unrealized gain (loss)
    on investments                                 0.79          (2.34)         (2.83)         (0.72)          2.99
                                              ---------      ---------      ---------      ---------      ---------
       Total income (loss) from investment
         operations                                0.79          (2.35)         (2.84)         (0.73)          2.96
                                              ---------      ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  Tax return of capital                               -              -              -          (0.00)~~           -
  From net realized gains                             -              -              -          (0.91)         (0.03)
                                              ---------      ---------      ---------      ---------      ---------
       Total distributions                            -              -              -          (0.91)         (0.03)
                                              ---------      ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD                $    6.89      $    6.10      $    8.45      $   11.29      $   12.93
                                              =========      =========      =========      =========      =========
TOTAL RETURN@                                     12.95%**      (27.81)%       (25.15)%        (5.84)%        29.57%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)           $ 140,012      $  99,882      $ 112,901      $  69,163      $   8,912
  Ratio of expenses to average daily
    net assets:
     Before expense waiver                         1.02%*         1.01%          1.02%          1.04%          1.25%*
     After expense waiver#                         0.88%*(a)      0.97%(a)       0.99%          1.00%           N/A
  Net investment income (loss) to average
    daily net assets                               0.03%*        (0.17)%        (0.11)%        (0.11)%        (0.41)%*
  Portfolio turnover rate                           132%**         224%           279%           264%           114%**

 *    ANNUALIZED.
 **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
 ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
 ~ FOR THE PERIOD FROM MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
 +    NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
 ++   DISTRIBUTIONS FROM TAX RETURN OF CAPITAL IS LESS THAN $0.01 PER SHARE.
 # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD JANUARY 1, 2002 THROUGH APRIL 30, 2002.
 @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR PERIODS IF THEY REFLECTED THESE CHARGES.
 (a) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                             CLASS Y
                                                                             -------
                                          SIX MONTHS ENDED
                                               6/30/03      YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                             (UNAUDITED)     12/31/02       12/31/01       12/31/00       12/31/99~
                                          ----------------  ----------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD          $    6.12      $    8.47      $   11.31      $   12.93      $   10.00
                                              ---------      ---------      ---------      ---------      ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                     0.01***       (0.00)***+      0.00***+       0.00***+      (0.02)***
  Net realized and unrealized gain (loss)
    on investments                                 0.80          (2.35)         (2.84)         (0.71)          2.98
                                              ---------      ---------      ---------      ---------      ---------
       Total income (loss) from investment
         operations                                0.81          (2.35)         (2.84)         (0.71)          2.96
                                              ---------      ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  Tax return of capital                               -              -              -          (0.00)^^           -
  From net realized gains                             -              -              -          (0.91)         (0.03)
                                              ---------      ---------      ---------      ---------      ---------
       Total distributions                            -              -              -          (0.91)         (0.03)
                                              ---------      ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD                $    6.93      $    6.12      $    8.47      $   11.31      $   12.93
                                              =========      =========      =========      =========      =========
TOTAL RETURN@                                     13.24%**      (27.75)%       (25.11)%        (5.69)%        29.57%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)           $  82,630      $  70,469      $  81,552      $  49,165      $  34,170
  Ratio of expenses to average daily
    net assets:
    Before expense waiver                          0.87%*         0.86%          0.87%          0.89%          1.12%*
    After expense waiver#                          0.73%*(a)      0.82%(a)       0.84%          0.87%           N/A
  Net investment income (loss) to average
    daily net assets                               0.18%*        (0.03)%         0.04%          0.01%         (0.26)%*
  Portfolio turnover rate                           132%**         224%           279%           264%           114%**

                                                                                CLASS S
                                                                                -------
                                           SIX MONTHS
                                          ENDED 6/30/03      YEAR ENDED        YEAR ENDED        YEAR ENDED       PERIOD ENDED
                                           (UNAUDITED)        12/31/02          12/31/01          12/31/00          12/31/99~
                                          -------------     ------------      ------------      ------------      ------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                               $       6.14      $       8.49      $      11.32      $      12.93      $      10.00
                                          ------------      ------------      ------------      ------------      ------------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)                    0.01***           0.00***+          0.01***           0.01***          (0.01)***
  Net realized and unrealized
     gain (loss) on investments                   0.80             (2.35)            (2.84)            (0.71)             2.97
                                          ------------      ------------      ------------      ------------      ------------
       Total income (loss) from
         investment operations                    0.81             (2.35)            (2.83)            (0.70)             2.96
                                          ------------      ------------      ------------      ------------      ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  Tax return of capital                              -                 -                 -             (0.00)^^              -
  From net realized gains                            -                 -                 -             (0.91)            (0.03)
                                          ------------      ------------      ------------      ------------      ------------
       Total distributions                           -                 -                 -             (0.91)            (0.03)
                                          ------------      ------------      ------------      ------------      ------------
NET ASSET VALUE, END OF PERIOD            $       6.95      $       6.14      $       8.49      $      11.32      $      12.93
                                          ============      ============      ============      ============      ============
TOTAL RETURN@                                    13.19%**         (27.68)%          (25.00)%           (5.61)%           29.57%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)       $    160,599      $    130,165      $    174,610      $    165,480      $     62,968
  Ratio of expenses to average
     daily net assets:
     Before expense waiver                        0.81%*            0.80%             0.81%             0.83%             0.97%*
     After expense waiver#                        0.67%*(a)         0.76%(a)          0.78%             0.80%              N/A
  Net investment income (loss) to
     average daily net assets                     0.24%*            0.04%             0.10%             0.07%            (0.10)%*
  Portfolio turnover rate                          132%**            224%              279%              264%              114%**

                                                     CLASS N
                                                     -------
                                          SIX MONTHS
                                         ENDED 6/30/03      PERIOD ENDED
                                          (UNAUDITED)        12/31/02~~
                                         -------------      ------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                              $       6.01       $       6.01
                                         ------------       ------------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment income (loss)                  (0.02)***           0.00***+
  Net realized and unrealized
     gain (loss) on investments                  0.78              (0.00)+
                                         ------------       ------------
       Total income (loss) from
         investment operations                   0.76               0.00
                                         ------------       ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  Tax return of capital                             -                  -
  From net realized gains                           -                  -
                                         ------------       ------------
       Total distributions                          -                  -
                                         ------------       ------------
NET ASSET VALUE, END OF PERIOD           $       6.77       $       6.01
                                         ============       ============
TOTAL RETURN@                                   12.65%**(b)            -^

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)      $        114       $        101
  Ratio of expenses to average
     daily net assets:
     Before expense waiver                       1.57%*                -^
     After expense waiver#                       1.44%*(a)             -^
  Net investment income (loss) to
     average daily net assets                   (0.54)%*               -^
  Portfolio turnover rate                         132%**             224%

 *    ANNUALIZED.
 **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
 ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
 ~ FOR THE PERIOD FROM MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
 ~~   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
 ^    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
 + NET INVESTMENT INCOME (LOSS) AND NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ARE LESS THAN $0.01 PER SHARE.
 ^^   DISTRIBUTIONS FROM TAX RETURN OF CAPITAL IS LESS THAN $0.01 PER SHARE.
 # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD JANUARY 1, 2002 THROUGH APRIL 30, 2002.
 @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR PERIODS IF THEY REFLECTED THESE CHARGES.
 (a) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
 (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL AGGRESSIVE GROWTH FUND - PORTFOLIO MANAGER REPORT

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES FOR THE MASSMUTUAL AGGRESSIVE GROWTH FUND?

The objectives and policies of the Fund are to:
-  achieve long-term capital appreciation
- invest primarily in a diversified portfolio of equity securities of companies of any size, in the U.S. and abroad, including larger, more well-established companies and smaller, emerging growth companies
-  utilize a growth-oriented strategy in making investment decisions
-  utilize fundamental analysis to identify companies which:
   - are of high investment quality or possess a unique product, market position or operating characteristics
   - offer above-average levels of profitability or superior growth potential

HOW DID THE FUND PERFORM DURING THE FIRST HALF OF 2003?

For the six months ending June 30, 2003, the Fund's Class S shares returned 13.54%, outpacing the 11.75% return of the S&P 500 Index, a market capitalization-weighted, unmanaged index of 500 common stocks.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

War worries cast a shadow over the market during the first quarter, fueling sharp stock price swings and driving investors to the sidelines. Although equities received a lift after hostilities with Iraq finally began, they remained volatile amid fears of a drawn-out conflict. Compounding these pressures, companies and consumers alike took a cautious stance on spending, as confidence plunged to nine-year lows, unemployment edged higher and economic growth stagnated.

During the first quarter, select information technology holdings, including Yahoo!, contributed to our performance, as the online media giant's restructured business thrived. Amgen, a biotechnology firm, posted impressive returns as well after the successful completion of its acquisition of Immunex, maker of rheumatoid arthritis drug Enbrel. Working against our progress in the first quarter, however, was defense contractor General Dynamics, whose Aerospace division struggled in the weak economy. With corporate spending continuing to be anemic, we decided to liquidate the position. Similarly, Harley-Davidson also disappointed, as motorcycles hit a road bump when record-breaking snowstorms blanketed the Northeast.

Buoyed by victory in Iraq and signs that the economy was recovering, stocks across the board ended the second quarter with impressive gains. Investor optimism prevailed as falling mortgage interest rates drove home sales to record highs and consumer confidence rebounded. However, the unemployment rate climbed to 6.1% and the anticipated post-war jump in consumer spending and retail sales failed to materialize. Meanwhile, high oil and gas prices further fueled concerns. Acknowledging the mixed economic picture, the Federal Reserve cut interest rates to a 45-year low of 1%.

Against this backdrop, our position in Four Seasons Hotels bolstered the Fund's performance. When the luxury hotel operator's stock was pressured earlier this year by a stagnant global economy, the war in Iraq and the SARS outbreak, we invested at attractive prices and were amply rewarded as the company reported industry-leading room rates and market share gains during the second quarter. Other winners included AOL Time Warner and Israel-based Teva Pharmaceutical Industries, one of the world's largest generic drug makers. Conversely, stocks that hampered performance included Maxim Integrated Products, a chipmaker that lost ground as investors preferred lower-quality technology firms; and Kohl's, the discount department store operator. Also weighing on our results was Ball Corp., an aerospace technologies provider viewed as a defensive play that suffered as the market rotated into stocks expected to profit in an improving economy.

WHAT IS YOUR OUTLOOK?

While we see preliminary signs pointing to an economic rebound, we are not viewing the financial world through rose-colored glasses. Instead, we are maintaining our balanced view and positioning the Fund accordingly. As always, we remain on the lookout for pockets of strength coupled with attractive valuations. We are confident this investing strategy will prove successful over the long term.

                        MASSMUTUAL AGGRESSIVE GROWTH FUND
                        LARGEST STOCK HOLDINGS (6/30/03)

Maxim Integrated Products, Inc.
AOL Time Warner, Inc.
Avon Products, Inc.
Cisco Systems, Inc.
Medtronic, Inc.
Pfizer, Inc.
Fiserv, Inc.
Amgen, Inc.
Southwest Airlines Co.
Colgate-Palmolive Co.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Aggressive Growth Fund Class S, Class A, Class Y, Class L and the S&P 500 Index.

MASSMUTUAL AGGRESSIVE GROWTH FUND
TOTAL RETURN

                                                                SINCE INCEPTION
                       YEAR TO DATE           ONE YEAR           AVERAGE ANNUAL
                     1/1/03 - 6/30/03     7/1/02 - 6/30/03      5/1/00 - 6/30/03
Class S                   13.54%               -2.90%                -22.98%
Class A                   12.89%               -3.60%                -23.39%
Class Y                   13.32%               -3.13%                -23.09%
Class L                   13.35%               -3.13%                -23.16%
--------------------------------------------------------------------------------
S&P 500 Index             11.75%                0.25%                -10.53%

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                                                                 S&P 500
              CLASS S      CLASS A     CLASS Y      CLASS L      INDEX
 5/1/2000     $ 10,000     $ 10,000    $ 10,000     $ 10,000     $ 10,000
6/30/2000     $  9,780     $  9,770    $  9,770     $  9,780     $ 10,037
6/30/2001     $  5,970     $  5,934    $  5,969     $  5,955     $  8,549
6/30/2002     $  4,505     $  4,460    $  4,494     $  4,481     $  7,012
6/30/2003     $  4,374     $  4,300    $  4,354     $  4,341     $  7,030

Hypothetical Investments in MassMutual Aggressive Growth Fund Class N, Class N (CDSC fees deducted) and the S&P 500 Index.

MASSMUTUAL AGGRESSIVE GROWTH FUND
TOTAL RETURN

                                   YEAR TO DATE        SINCE INCEPTION
                                 1/1/03 - 6/30/03    12/31/02 - 6/30/03
Class N                                13.00%              13.00%
Class N (CDSC fees deducted)           12.00%              12.00%
-----------------------------------------------------------------------
S&P 500 Index                          11.75%              11.83%

[CHART]

                                                             S&P 500
               CLASS N     CLASS N (CDSC FEES DEDUCTED)      INDEX
12/31/2002    $ 10,000                         $ 10,000      $ 10,000
 3/31/2003    $ 10,000                         $  9,900      $  9,684
 6/30/2003    $ 11,300                         $ 11,200      $ 11,175

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P 500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL AGGRESSIVE GROWTH FUND - PORTFOLIO OF INVESTMENTS

JUNE 30, 2003 (UNAUDITED)

                                                     NUMBER OF         MARKET
                                                      SHARES           VALUE
                                                     ---------         ------
EQUITIES -- 86.5%

AEROSPACE & DEFENSE -- 2.2%
Lockheed Martin Corp.                                    44,010     $  2,093,556
United Technologies Corp.                                23,900        1,692,837
                                                                    ------------
                                                                       3,786,393
                                                                    ------------

AIR TRANSPORTATION -- 2.9%
Ryanair Holdings PLC
  Sponsored ADR*                                         36,860        1,655,014
Southwest Airlines Co.                                  196,585        3,381,262
                                                                    ------------
                                                                       5,036,276
                                                                    ------------

AUTOMOTIVE & PARTS -- 1.0%
Harley-Davidson, Inc.                                    42,935        1,711,389
                                                                    ------------

BANKING, SAVINGS & LOANS -- 7.2%
Bank of New York Co., Inc.                               44,805        1,288,144
Citigroup, Inc.                                          68,770        2,943,356
Fannie Mae                                               43,990        2,966,686
Fifth Third Bancorp                                      28,205        1,617,275
Northern Trust Corp.                                     39,320        1,643,183
SLM Corp.                                                47,310        1,853,133
                                                                    ------------
                                                                      12,311,777
                                                                    ------------

BROADCASTING, PUBLISHING & PRINTING -- 6.7%
AOL Time Warner, Inc.*                                  269,045        4,328,934
Clear Channel
  Communications, Inc.*                                  50,820        2,154,260
Comcast Corp.
  Special Cl. A*                                         94,700        2,730,201
InterActiveCorp*                                         27,450        1,086,196
New York Times Co. Cl. A                                 23,665        1,076,757
                                                                    ------------
                                                                      11,376,348
                                                                    ------------

COMMERCIAL SERVICES -- 5.3%
Block (H&R), Inc.                                        41,020        1,774,115
Cendant Corp.*                                           89,560        1,640,739
Iron Mountain, Inc.*                                     15,405          571,371
Manpower, Inc.                                           64,425        2,389,523
Moody's Corp.                                            18,265          962,748
Weight Watchers
  International, Inc.*                                   36,115        1,642,871
                                                                    ------------
                                                                       8,981,367
                                                                    ------------

COMMUNICATIONS -- 1.8%
Ciena Corp.*                                            214,170        1,111,542
Nokia Oyj Sponsored ADR                                 124,860        2,051,450
                                                                    ------------
                                                                       3,162,992
                                                                    ------------

COMPUTERS & INFORMATION -- 3.0%
Cisco Systems, Inc.*                                    244,360        4,078,368
Dell Computer Corp.*                                     34,315        1,096,707
                                                                    ------------
                                                                       5,175,075
                                                                    ------------

CONTAINERS -- 1.9%
Ball Corp.                                               36,095     $  1,642,683
Pactiv Corp.*                                            81,135        1,599,171
                                                                    ------------
                                                                       3,241,854
                                                                    ------------

COSMETICS & PERSONAL CARE -- 5.2%
Avon Products, Inc.                                      69,185        4,303,307
Colgate-Palmolive Co.                                    58,205        3,372,980
Estee Lauder
  Companies, Inc. Cl. A                                  34,205        1,146,894
                                                                    ------------
                                                                       8,823,181
                                                                    ------------

DATA PROCESSING & PREPARATION -- 2.1%
Fiserv, Inc.*                                           100,020        3,561,712
                                                                    ------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 5.1%
Marvell Technology
  Group Limited*                                         25,355          871,451
Maxim Integrated
  Products, Inc.                                        129,290        4,420,425
Qlogic Corp.*                                            18,785          907,879
Texas Instruments, Inc.                                 144,200        2,537,920
                                                                    ------------
                                                                       8,737,675
                                                                    ------------

ENERGY -- 5.1%
Anadarko Petroleum Corp.                                 28,295        1,258,279
EnCana Corp.                                             82,485        3,138,528
Exxon Mobil Corp.                                        48,085        1,726,732
Total SA Sponsored ADR                                   35,060        2,657,548
                                                                    ------------
                                                                       8,781,087
                                                                    ------------

FOODS -- 0.9%
Sysco Corp.                                              53,940        1,620,358
                                                                    ------------

HEALTHCARE -- 1.5%
UnitedHealth Group, Inc.                                 50,130        2,519,033
                                                                    ------------

INDUSTRIAL - DIVERSIFIED -- 0.8%
3M Co.                                                   10,600        1,367,188
                                                                    ------------

INFORMATION RETRIEVAL SERVICES -- 1.7%
Yahoo!, Inc.*                                            86,525        2,834,559
                                                                    ------------

INSURANCE -- 2.6%
Marsh & McLennan
  Companies, Inc.                                        40,445        2,065,526
MGIC Investment Corp.                                    50,355        2,348,557
                                                                    ------------
                                                                       4,414,083
                                                                    ------------

LODGING -- 4.4%
Fairmont Hotels &
  Resorts, Inc.                                          44,175        1,033,695
Four Seasons Hotels, Inc.                                74,030        3,202,538
MGM Mirage, Inc.*                                        44,520        1,521,694
Starwood Hotels &
  Resorts Worldwide, Inc.                                60,535     $  1,730,696
                                                                    ------------
                                                                       7,488,623
                                                                    ------------

MANUFACTURING -- 1.7%
Applied Materials, Inc.*                                183,970        2,917,764
                                                                    ------------

MEDICAL SUPPLIES -- 3.2%
Medtronic, Inc.                                          82,340        3,949,850
Zimmer Holdings, Inc.*                                   31,820        1,433,491
                                                                    ------------
                                                                       5,383,341
                                                                    ------------

PHARMACEUTICALS -- 9.2%
Alcon, Inc.                                              58,215        2,660,426
Amgen, Inc.*                                             51,875        3,446,575
Genentech, Inc.*                                         16,995        1,225,679
Pfizer, Inc.                                            104,535        3,569,870
Roche Holding AG                                         32,092        2,517,294
Teva Pharmaceutical
  Sponsored ADR                                          40,800        2,322,744
                                                                    ------------
                                                                      15,742,588
                                                                    ------------

PREPACKAGED SOFTWARE -- 3.4%
Check Point Software
  Technologies Limited*                                  83,040        1,623,432
Intuit, Inc.*                                            37,135        1,653,622
Microsoft Corp.                                          50,555        1,294,714
Veritas Software Corp.*                                  43,925        1,259,330
                                                                    ------------
                                                                       5,831,098
                                                                    ------------

RETAIL -- 3.0%
Costco Wholesale Corp.*                                  57,970        2,121,702
Kohl's Corp.*                                            41,990        2,157,446
Wal-Mart Stores, Inc.                                    15,805          848,254
                                                                    ------------
                                                                       5,127,402
                                                                    ------------

RETAIL - GROCERY -- 0.9%
Whole Foods Market, Inc.*                                30,695        1,458,933
                                                                    ------------

TELEPHONE UTILITIES -- 1.1%
Vodafone Group PLC
  Sponsored ADR                                          93,880        1,844,742
                                                                    ------------

TRANSPORTATION -- 2.6%
Robinson (C.H.)
  Worldwide, Inc.                                        43,965        1,563,395
United Parcel Service,
  Inc. Cl. B                                             44,030        2,804,711
                                                                    ------------
                                                                       4,368,106
                                                                    ------------
TOTAL EQUITIES
(COST $135,691,912)                                                  147,604,944
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

                                                     PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                     ---------        ------
BONDS & NOTES -- 1.5%

CORPORATE DEBT
El Paso Corp.
  7.000% 05/15/2011                                 $   922,000    $     839,020
Trump Casino
  Holdings LLC
  and Trump Casino
  Funding, Inc.+
  11.625% 03/15/2010                                  1,755,000        1,676,025
                                                                   -------------

TOTAL BONDS & NOTES
(COST $2,508,516)                                                      2,515,045
                                                                    ============

TOTAL LONG TERM INVESTMENTS
(COST $138,200,428)                                                  150,119,989
                                                                    ============

SHORT-TERM INVESTMENTS -- 20.1%

CASH EQUIVALENTS -- 11.2%**
Bank of Montreal
  Eurodollar Time Deposit
  1.080% 07/02/2003                                     406,221          406,221
Bank of Montreal
  Eurodollar Time Deposit
  1.150% 07/09/2003                                     318,568          318,568
Bayerische Hypo-und
  Vereinsbank Bank Note
  1.530% 09/09/2003                                   2,031,108        2,031,108
Canadian Imperial
  Bank of Commerce
  Bank Note
  1.500% 05/18/2004                                   2,031,107        2,031,107
Den Danske Bank
  Eurodollar Time Deposit
  1.040% 07/28/2003                                     406,221          406,221
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                   1,231,632        1,231,632
Goldman Sachs Group, Inc.
  Medium Term Note
  1.130% 09/17/2003                                     203,111          203,111
Keybank
  Eurodollar Time Deposit
  1.250% 07/01/2003                                   1,584,264        1,584,264
Merrill Lynch & Co.
  Medium Term Note
  1.615% 11/26/2003                                     304,666          304,666
Merrill Lynch
  Premier Institutional
  Money Market Fund                                     882,667          882,667
Merrimac Money
  Market Fund                                         3,320,861        3,320,861
Metropolitan Life
  Insurance Co.
  Funding Agreement
  1.350% 11/03/2003                                 $ 1,015,554    $   1,015,554
Morgan Stanley
  Dean Witter & Co.
  1.455% 01/29/2004                                     812,443          812,443
National Bank
  of Commerce
  1.073% 11/19/2003                                     507,777          507,777
Royal Bank of Canada
  Eurodollar Time Deposit
  1.031% 07/07/2003                                   1,827,997        1,827,997
Royal Bank of Canada
  Eurodollar Time Deposit
  1.300% 07/01/2003                                   1,218,664        1,218,664
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.050% 07/28/2003                                   1,015,554        1,015,554
                                                                   -------------
                                                                      19,118,415
                                                                   -------------
REPURCHASE AGREEMENT -- 8.9%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  06/30/2003, 0.75%,
  due 07/01/2003(a)                                  15,271,561       15,271,561
                                                                   -------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                   34,389,976
                                                                   =============

TOTAL INVESTMENTS -- 108.1%
(COST $172,590,404)***                                               184,509,965

OTHER ASSETS/
(LIABILITIES) -- (8.1%)                                              (13,796,501)
                                                                   =============

NET ASSETS -- 100.0%                                               $ 170,713,464
                                                                   =============

NOTES TO PORTFOLIO OF INVESTMENTS
ADR - American Depository Receipt.
*   Non-income producing security.
**  Represents investments of security lending collateral. (NOTE 2).
*** Aggregate cost for Federal tax purposes. (NOTE 7).
(a) Maturity value of $15,271,879. Collateralized by U.S. Government Agency obligation with a rate of 1.81%, maturity date 06/25/2033, and aggregate market value, including accrued interest, of $16,035,139.
+ Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL AGGRESSIVE GROWTH FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                            JUNE 30, 2003
                                                                                             (UNAUDITED)
                                                                                           --------------
ASSETS:
        Investments, at value (cost $138,200,428) (NOTE 2)                                 $  150,119,989
        Short-term investments, at amortized cost (NOTE 2)                                     34,389,976
                                                                                           --------------
            Total Investments (including securities on loan with market
              values of $18,381,190)                                                          184,509,965
        Cash                                                                                    5,394,919
        Receivables from:
            Investments sold                                                                       28,046
            Interest and dividends                                                                 79,260
            Foreign taxes withheld                                                                  1,267
            Miscellaneous                                                                           5,106
                                                                                           --------------
                 Total assets                                                                 190,018,563
                                                                                           --------------
LIABILITIES:
        Payables for:
            Securities on loan (NOTE 2)                                                        19,118,415
            Directors' fees and expenses (NOTE 3)                                                   3,436
            Affiliates (NOTE 3):
                 Investment management fees                                                       105,572
                 Administration fees                                                               35,010
                 Service fees                                                                      30,611
        Accrued expense and other liabilities                                                      12,055
                                                                                           --------------
                 Total liabilities                                                             19,305,099
                                                                                           --------------
        NET ASSETS                                                                         $  170,713,464
                                                                                           ==============
NET ASSETS CONSIST OF:
        Paid-in capital                                                                    $  280,450,002
        Accumulated net investment loss                                                          (118,580)
        Accumulated net realized loss on investments and foreign
          currency translations                                                              (121,541,588)
        Net unrealized appreciation on investments, foreign currency
          and other assets and liabilities                                                     11,923,630
                                                                                           --------------
                                                                                           $  170,713,464
                                                                                           ==============
NET ASSETS:
        Class A                                                                            $   51,420,801
                                                                                           ==============
        Class L                                                                            $   43,493,478
                                                                                           ==============
        Class Y                                                                            $   13,567,573
                                                                                           ==============
        Class S                                                                            $   62,117,423
                                                                                           ==============
        Class N                                                                            $      114,189
                                                                                           ==============
SHARES OUTSTANDING:
        Class A                                                                                11,979,986
                                                                                           ==============
        Class L                                                                                10,049,045
                                                                                           ==============
        Class Y                                                                                 3,123,806
                                                                                           ==============
        Class S                                                                                14,255,514
                                                                                           ==============
        Class N                                                                                    26,790
                                                                                           ==============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        Class A                                                                            $         4.29
                                                                                           ==============
        Class L                                                                            $         4.33
                                                                                           ==============
        Class Y                                                                            $         4.34
                                                                                           ==============
        Class S                                                                            $         4.36
                                                                                           ==============
        Class N                                                                            $         4.26
                                                                                           ==============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                          SIX MONTHS ENDED
                                                                                            JUNE 30, 2003
                                                                                             (UNAUDITED)
                                                                                          ----------------
INVESTMENT INCOME (NOTE 2):
        Dividends (net of withholding tax of $17,315)                                      $      538,142
        Interest (including securities lending income of $9,421)                                   86,135
                                                                                           --------------
                Total investment income                                                           624,277
                                                                                           --------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                                       518,068
        Audit and legal fees                                                                       10,146
        Custody fees                                                                                9,409
        Trustee reporting                                                                           2,609
        Shareholder reporting fees                                                                  2,243
        Directors' fees (NOTE 3)                                                                    1,371
                                                                                           --------------
                                                                                                  543,846
        Administration fees (NOTE 3):
            Class A                                                                                74,416
            Class L                                                                                62,840
            Class Y                                                                                11,074
            Class S                                                                                23,946
            Class N                                                                                   205
        Service fees (NOTE 3):
            Class A                                                                                54,018
            Class N                                                                                   130
        Distribution fees (NOTE 3):
            Class N                                                                                   130
                                                                                           --------------
                Total expenses                                                                    770,605
        Fees paid indirectly (NOTE 3)                                                             (33,267)
                                                                                           --------------
                Net expenses                                                                      737,338
                                                                                           --------------
                NET INVESTMENT LOSS                                                              (113,061)
                                                                                           --------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized loss on:
            Investment transactions                                                              (430,081)
            Foreign currency transactions                                                         (17,214)
                                                                                           --------------
                Net realized loss                                                                (447,295)
                                                                                           --------------
        Net change in unrealized appreciation (depreciation) on:
            Investments                                                                        19,605,545
            Translation of assets and liabilities in foreign currencies                             4,145
                                                                                           --------------
                Net unrealized gain                                                            19,609,690
                                                                                           --------------
                NET REALIZED AND UNREALIZED GAIN                                               19,162,395
                                                                                           --------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $   19,049,334
                                                                                           ==============

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        SIX MONTHS ENDED
                                                                                         JUNE 30, 2003          YEAR ENDED
                                                                                          (UNAUDITED)        DECEMBER 31, 2002
                                                                                        ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment loss                                                              $    (113,061)        $    (366,569)
        Net realized loss on investment transactions and
           foreign currency transactions                                                      (447,295)          (38,858,503)
        Net change in unrealized appreciation (depreciation) on investments
           and translation of assets and liabilities in foreign currencies                  19,609,690            (8,575,238)
                                                                                         -------------         -------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 19,049,334           (47,800,310)
                                                                                         -------------         -------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                                              8,212,901            14,330,614
        Class L                                                                              7,606,071            14,031,479
        Class Y                                                                              1,938,634             1,811,578
        Class S                                                                              9,419,162            (9,533,050)
        Class N                                                                                      -               101,000*
                                                                                         -------------         -------------
            INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                         27,176,768            20,741,621
                                                                                         -------------         -------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                                             46,226,102           (27,058,689)

NET ASSETS:
        Beginning of period                                                                124,487,362           151,546,051
                                                                                         -------------         -------------
        End of period (including accumulated net investment loss of
           $118,580 and $5,519, respectively)                                            $ 170,713,464         $ 124,487,362
                                                                                         =============         =============

*   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL AGGRESSIVE GROWTH FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                           CLASS A
                                                                                           -------
                                                              SIX MONTHS ENDED
                                                                   6/30/03        YEAR ENDED      YEAR ENDED       PERIOD ENDED
                                                                 (UNAUDITED)       12/31/02       12/31/01(a)        12/31/00+
                                                              ----------------    ----------      -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    3.80        $   5.28       $     7.75         $  10.00
                                                                  ---------        --------       ----------         --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                        (0.01)***       (0.02)***        (0.02)***         0.01***
  Net realized and unrealized gain (loss) on investments               0.50           (1.46)           (2.45)           (2.24)
                                                                  ---------        --------       ----------         --------
       Total income (loss) from investment operations                  0.49           (1.48)           (2.47)           (2.23)
                                                                  ---------        --------       ----------         --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                              -               -                -            (0.02)
  Tax return of capital                                                   -               -                -            (0.00)****
                                                                  ---------        --------       ----------         --------
       Total distributions                                                -               -                -            (0.02)
                                                                  ---------        --------       ----------         --------
NET ASSET VALUE, END OF PERIOD                                    $    4.29        $   3.80       $     5.28         $   7.75
                                                                  =========        ========       ==========         ========
TOTAL RETURN@                                                         12.89%**       (28.03)%         (31.87)%         (22.32)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                               $  51,421        $ 37,203       $   34,747         $ 32,257
  Ratio of expenses to average daily net assets:
     Before expense waiver                                             1.36%*          1.37%            1.36%            1.35%*
     After expense waiver#                                             1.31%*(b)       1.34%(b)         1.35%             N/A
  Net investment income (loss) to average daily net assets            (0.43)% *       (0.56)%          (0.33)%           0.14%*
  Portfolio turnover rate                                                44%**          112%             112%              48%**

                                                                                           CLASS L
                                                                                           -------
                                                              SIX MONTHS ENDED
                                                                   6/30/03        YEAR ENDED      YEAR ENDED       PERIOD ENDED
                                                                 (UNAUDITED)       12/31/02       12/31/01(a)        12/31/00+
                                                              ----------------    ----------      -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    3.82        $   5.31       $     7.77         $  10.00
                                                                  ---------        --------       ----------         --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                        (0.00)***~      (0.01)***        (0.00)***~        0.03***
  Net realized and unrealized gain (loss) on investments               0.51           (1.48)           (2.46)           (2.24)
                                                                  ---------        --------       ----------         --------
       Total income (loss) from investment operations                  0.51           (1.49)           (2.46)           (2.21)
                                                                  ---------        --------       ----------         --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                              -               -                -            (0.02)
  Tax return of capital                                                   -               -                -            (0.00)****
                                                                  ---------        --------       ----------         --------
       Total distributions                                                -               -                -            (0.02)
                                                                  ---------        --------       ----------         --------
NET ASSET VALUE, END OF PERIOD                                    $    4.33        $   3.82       $     5.31         $   7.77
                                                                  =========        ========       ==========         ========

TOTAL RETURN@                                                         13.35%**       (28.06)%         (31.66)%         (22.10)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                               $  43,493        $ 31,012       $   27,980         $ 21,017
  Ratio of expenses to average daily net assets:
     Before expense waiver                                             1.11%*          1.12%            1.11%            1.12%*
     After expense waiver#                                             1.06%*(b)       1.09%(b)         1.10%             N/A
  Net investment income (loss) to average daily net assets            (0.19)%*        (0.31)%          (0.08)%           0.43%*
  Portfolio turnover rate                                                44%**          112%             112%              48%**

  *     ANNUALIZED.
  **    PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***   PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ****  DISTRIBUTIONS FROM TAX RETURN OF CAPITAL IS LESS THAN $0.01 PER SHARE.
  ~     NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
  + FOR THE PERIOD FROM MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIODS MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND JANUARY 1, 2002 THROUGH APRIL 30, 2002.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH BY THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (a) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS AN INCREASE TO NET INVESTMENT LOSS PER SHARE OF LESS THAN $0.01, A DECREASE TO NET REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE OF LESS THAN $0.01 AND AN INCREASE IN THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS OF 0.02%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
  (b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                           CLASS Y
                                                                                           -------
                                                              SIX MONTHS ENDED
                                                                   6/30/03        YEAR ENDED      YEAR ENDED       PERIOD ENDED
                                                                 (UNAUDITED)       12/31/02       12/31/01(a)        12/31/00+
                                                              ----------------    ----------      -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    3.83        $   5.31       $     7.77         $  10.00
                                                                  ---------        --------       ----------         --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                        (0.00)***~      (0.01)***        (0.00)***~        0.03***
  Net realized and unrealized gain (loss) on investments               0.51           (1.47)           (2.46)           (2.24)
                                                                  ---------        --------       ----------         --------
       Total income (loss) from investment operations                  0.51           (1.48)           (2.46)           (2.21)
                                                                  ---------        --------       ----------         --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                              -               -                -            (0.02)
  Tax return of capital                                                   -               -                -            (0.00)***
                                                                  ---------        --------       ----------         --------
       Total distributions                                                -               -                -            (0.02)
                                                                  ---------        --------       ----------         --------
NET ASSET VALUE, END OF PERIOD                                    $    4.34        $   3.83       $     5.31         $   7.77
                                                                  =========        ========       ==========         ========
TOTAL RETURN@                                                         13.32%**       (27.87)%         (31.66)%         (22.06)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                               $  13,568        $ 10,145       $   12,095         $  2,295
  Ratio of expenses to average daily net assets:
     Before expense waiver                                             0.96%*          0.97%            0.96%            0.95%*
     After expense waiver#                                             0.91%*(b)       0.94%(b)         0.94%             N/A
  Net investment income (loss) to average daily net assets            (0.04)%*        (0.16)%          (0.02)%           0.52%*
  Portfolio turnover rate                                                44%**          112%             112%              48%**

                                                                              CLASS S
                                                                              -------
                                                   SIX MONTHS ENDED
                                                       6/30/03        YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                     (UNAUDITED)       12/31/02      12/31/01(a)     12/31/00+
                                                   ----------------   ----------     -----------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $    3.84        $   5.32      $     7.77      $  10.00
                                                      ---------        --------      ----------      --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                             0.00***~       (0.01)***        0.01***       0.04***
  Net realized and unrealized gain (loss)
     on investments                                        0.52           (1.47)          (2.46)        (2.24)
                                                      ---------        --------      ----------      --------
       Total income (loss) from
         investment operations                             0.52           (1.48)          (2.45)        (2.20)
                                                      ---------        --------      ----------      --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                  -               -               -         (0.03)
  Tax return of capital                                       -               -               -         (0.00)****
                                                      ---------        --------      ----------      --------
       Total distributions                                    -               -               -         (0.03)
                                                      ---------        --------      ----------      --------
NET ASSET VALUE, END OF PERIOD                        $    4.36        $   3.84      $     5.32      $   7.77
                                                      =========        ========      ==========      ========
TOTAL RETURN@                                             13.54%**       (27.82)%        (31.53)%      (22.05)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $  62,117        $ 46,026      $   76,724      $ 75,412
  Ratio of expenses to average daily net assets:
     Before expense waiver                                 0.86%*          0.87%           0.86%         0.87%*
     After expense waiver#                                 0.81%*(b)       0.84%(b)        0.85%          N/A
  Net investment income (loss) to average
     daily net assets                                      0.07%*         (0.07)%          0.17%         0.70%*
  Portfolio turnover rate                                    44%**          112%            112%           48%**

                                                               CLASS N
                                                               -------
                                                   SIX MONTHS ENDED
                                                        6/30/03        PERIOD ENDED
                                                      (UNAUDITED)        12/31/02~~
                                                   ----------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $    3.77         $   3.77
                                                       ---------         --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                             (0.01)***         0.00***~
  Net realized and unrealized gain (loss)
     on investments                                         0.50            (0.00)~
                                                       ---------         --------
       Total income (loss) from
         investment operations                              0.49             0.00
                                                       ---------         --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                   -                -
  Tax return of capital                                        -                -
                                                       ---------         --------
       Total distributions                                     -                -
                                                       ---------         --------
NET ASSET VALUE, END OF PERIOD                         $    4.26         $   3.77
                                                       =========         ========
TOTAL RETURN@                                              13.00%**(c)          -^

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $     114         $    101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                  1.66%*              -^
     After expense waiver#                                  1.62%*              -^
  Net investment income (loss) to average
     daily net assets                                      (0.75)%*             -^
  Portfolio turnover rate                                     44%**           112%

  *     ANNUALIZED.
  **    PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***   PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ****  DISTRIBUTIONS FROM TAX RETURN OF CAPITAL IS LESS THAN $0.01 PER SHARE.
  ~ NET INVESTMENT INCOME (LOSS) AND NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ARE LESS THAN $0.01 PER SHARE.
  ~~    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  ^     AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  + FOR THE PERIOD FROM MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIODS MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND JANUARY 1, 2002 THROUGH APRIL 30, 2002.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH BY THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (a) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS AN INCREASE TO NET INVESTMENT LOSS PER SHARE OF LESS THAN $0.01, A DECREASE TO NET REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE OF LESS THAN $0.01 AND AN INCREASE IN THE RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS OF 0.02%. PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
  (b) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
  (c) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL OTC 100 FUND - PORTFOLIO MANAGER REPORT

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES FOR THE MASSMUTUAL OTC 100 FUND?

The objectives and policies of the Fund are to:
- achieve long-term growth of capital through performance that closely tracks that of the NASDAQ 100 Index
- invest at least 80% of its assets in a portfolio of equity securities mirroring the sector and stock weightings of the NASDAQ 100 Index

HOW DID THE FUND PERFORM DURING THE FIRST HALF OF 2003?

For the six months ending June 30, 2003, the Fund's Class S shares returned 21.88%, nearly in line with the 22.08% return of the NASDAQ 100 Index.

The NASDAQ 100 Index represents 100 of the largest non-financial U.S. and non-U.S. companies listed on the National Tier of the NASDAQ stock market. It is a modified capitalization-weighted index that is designed to limit domination by a few large stocks while generally retaining the ranking of companies by capitalization.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

After starting off the new year on a positive note, equity markets peaked during the second week of January and then started a sustained decline, as fears surrounding the impending war with Iraq impacted markets globally. By the beginning of March a "war relief" rally took place, erasing much of the quarter's decline, as investors turned optimistic that any war would not last very long. Economic activity, however, subsequently slowed as geopolitical concerns reverberated throughout the economy. Virtually every major indicator proved weaker than expected, as full-year GDP (Gross Domestic Product) growth estimates continued to be reduced.

Against this backdrop, sector performance during the first quarter was led by telecommunication services, which advanced 16.00%, and consumer discretionary, which gained 12.33%. The worst-performing sector during the period was materials, which was down 11.03%. Information technology continued to dominate this benchmark, accounting for 58.1% of the market capitalization for the period ending March 31.

Economic and political conditions continued to improve during the second quarter, leading investors to favor equities. Additionally, the low interest rate environment and yields on bond investments drew more attention to equities in the quest for returns. Add to the mix a boost from both a $350 billion U.S. tax cut and the declining value of the dollar (which benefits U.S. companies selling products and services overseas), and the case for owning equities became stronger. While the road to resolution in Iraq is by no means resolved, the conclusion of active military operations provided the markets with greater stability not seen in the last two years.

During the second quarter, sector performance was led by telecommunication services, which gained 35.03%, and capital goods, which returned 31.41%. As in the first quarter, information technology continued to dominate this benchmark, accounting for 56.1% of the market capitalization.

WHAT IS YOUR OUTLOOK?

Economic conditions are expected to continue improving due to newly initiated fiscal and monetary policy stimuli. A second-half economic rebound, evidenced by improved economic and earnings forecasts, should translate to sustained equity performance. Large cap, high-quality stocks, which have lagged so far this year, should regain favor. While stocks may consolidate recent gains, the intermediate-term outlook remains constructive.

                             MASSMUTUAL OTC 100 FUND
                        LARGEST STOCK HOLDINGS (6/30/03)

Microsoft Corp.
Intel Corp.
Cisco Systems, Inc.
Amgen, Inc.
Qualcomm, Inc.
Dell Computer Corp.
Comcast Corp. Cl. A
Oracle Corp.
eBay, Inc.
Nextel Communications, Inc. Cl. A

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual OTC 100 Fund Class S, Class A, Class Y, Class L and the NASDAQ 100 Index

MASSMUTUAL OTC 100 FUND
TOTAL RETURN

                                                                SINCE INCEPTION
                       YEAR TO DATE           ONE YEAR           AVERAGE ANNUAL
                     1/1/03 - 6/30/03     7/1/02 - 6/30/03      5/1/00 - 6/30/03
Class S                   21.88%               14.71%                -30.77%
Class A                   21.34%               13.70%                -31.12%
Class Y                   21.57%               13.97%                -30.91%
Class L                   21.65%               14.02%                -30.98%
--------------------------------------------------------------------------------
NASDAQ 100 Index          22.08%               14.29%                -30.32%

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

             CLASS S     CLASS A     CLASS Y     CLASS L      NASDAQ 100 INDEX
5/1/2000     $ 10,000    $ 10,000    $ 10,000    $ 10,000             $ 10,000
  Jun-00     $  9,820    $  9,820    $  9,820    $  9,820             $  9,976
  Jun-01     $  4,790    $  4,760    $  4,780    $  4,770             $  4,858
  Jun-02     $  2,720    $  2,700    $  2,720    $  2,710             $  2,787
  Jun-03     $  3,120    $  3,070    $  3,100    $  3,090             $  3,185

Hypothetical Investments in MassMutual OTC 100 Fund Class N, Class N (CDSC fees deducted) and the NASDAQ 100 Index

MASSMUTUAL OTC 100 FUND
TOTAL RETURN

                                   YEAR TO DATE        SINCE INCEPTION
                                 1/1/03 - 6/30/03    12/31/02 - 6/30/03
Class N                                21.03%              20.55%
Class N (CDSC fees deducted)           20.03%              19.55%
-----------------------------------------------------------------------
NASDAQ 100 Index                       22.08%              21.52%

[CHART]

                CLASS N     CLASS N (CDSC FEES DEDUCTED)       NASDAQ 100 INDEX
12/31/2002     $ 10,000                         $ 10,000               $ 10,000
    Mar-03     $ 10,277                         $ 10,177               $ 10,348
    Jun-03     $ 12,055                         $ 11,955               $ 12,208

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE NASDAQ 100 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL OTC 100 FUND -- PORTFOLIO OF INVESTMENTS

JUNE 30, 2003 (UNAUDITED)

                                                     NUMBER OF         MARKET
                                                      SHARES            VALUE
                                                     ---------         ------
EQUITIES -- 101.8%

ADVERTISING -- 0.6%
Lamar Advertising Co.*                                    4,281     $    150,734
Monster Worldwide, Inc.*                                  6,250          123,312
                                                                    ------------
                                                                         274,046
                                                                    ------------

AIR TRANSPORTATION -- 0.3%
Ryanair Holdings PLC
  Sponsored ADR*                                          3,163          142,019
                                                                    ------------

APPAREL, TEXTILES & SHOES -- 0.4%
Ross Stores, Inc.                                         3,954          168,994
                                                                    ------------

AUTOMOTIVE & PARTS -- 1.0%
Paccar, Inc.                                              6,785          458,395
                                                                    ------------

BROADCASTING, PUBLISHING & PRINTING -- 5.4%
Comcast Corp. Cl. A*                                     49,428        1,491,737
InterActiveCorp*                                         27,197        1,076,185
                                                                    ------------
                                                                       2,567,922
                                                                    ------------

COMMERCIAL SERVICES -- 6.1%
Apollo Group, Inc. Cl. A*                                 9,226          569,798
Cintas Corp.                                             10,649          377,401
eBay, Inc.*                                              12,330        1,284,539
Fastenal Co.                                              3,777          128,191
Paychex, Inc.                                            18,595          545,019
                                                                    ------------
                                                                       2,904,948
                                                                    ------------

COMMUNICATIONS -- 9.2%
ADC
  Telecommunications, Inc.*                              52,268          121,680
Ciena Corp.*                                             26,896          139,590
EchoStar Communications
  Corp. Cl. A*                                           13,091          453,210
Juniper Networks, Inc.*                                  12,934          159,994
Network Appliance, Inc.*                                 18,476          299,496
Nextel Communications,
  Inc. Cl. A*                                            66,550        1,203,224
PanAmSat Corp.*                                          10,530          194,068
Qualcomm, Inc.                                           49,575        1,772,306
Tellabs, Inc.*                                           12,238           80,404
                                                                    ------------
                                                                       4,423,972
                                                                    ------------

COMMUNICATIONS EQUIPMENT -- 0.1%
Ericsson (LM) Cl. B
  Sponsored ADR*                                          6,169           65,576
                                                                    ------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 1.2%
Sun Microsystems, Inc.*                                  73,154          336,508
Synopsys, Inc.*                                           3,556          219,939
                                                                    ------------
                                                                         556,447
                                                                    ------------

COMPUTER PROGRAMMING SERVICES -- 0.7%
Mercury Interactive Corp.*                                4,732     $    182,703
VeriSign, Inc.*                                          11,722          162,115
                                                                    ------------
                                                                         344,818
                                                                    ------------

COMPUTERS & INFORMATION -- 9.6%
Apple Computer, Inc.*                                    26,553          507,693
CDW Corp.*                                                4,535          207,703
Cisco Systems, Inc.*                                    130,568        2,179,180
Comverse Technology, Inc.*                               10,173          152,900
Dell Computer Corp.*                                     49,197        1,572,336
                                                                    ------------
                                                                       4,619,812
                                                                    ------------

CONTAINERS -- 0.3%
Smurfit-Stone
  Container Corp.*                                       12,529          163,253
                                                                    ------------

DATA PROCESSING & PREPARATION -- 0.9%
Fiserv, Inc.*                                            12,591          448,366
                                                                    ------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 16.8%
Altera Corp.*                                            28,041          459,872
American Power
  Conversion Corp.*                                      10,289          160,406
Broadcom Corp. Cl. A*                                     9,924          247,207
Flextronics
  International Limited*                                 29,427          305,747
Gentex Corp.*                                             4,121          126,144
Intel Corp.                                             119,136        2,476,123
JDS Uniphase Corp.*                                      83,525          293,173
Kla-Tencor Corp.*                                        12,009          558,298
Linear Technology Corp.                                  21,782          701,598
Maxim Integrated
  Products, Inc.                                         23,689          809,927
Microchip Technology, Inc.                                8,822          217,286
Molex, Inc.                                               5,120          138,189
Novellus Systems, Inc.*                                   7,957          291,393
Nvidia Corp.*                                             8,982          206,676
Qlogic Corp.*                                             4,981          240,732
RF Micro Devices, Inc.*                                  10,844           65,281
Sanmina-SCI Corp.*                                       28,348          178,876
Xilinx, Inc.*                                            23,307          589,900
                                                                    ------------
                                                                       8,066,828
                                                                    ------------

ENERGY -- 0.3%
Patterson-UTI Energy, Inc.*                               4,318          139,903
                                                                    ------------

FOODS -- 1.4%
Starbucks Corp.*                                         28,274          693,278
                                                                    ------------

HEALTHCARE -- 1.7%
Express Scripts, Inc.*                                    3,628          247,865
First Health Group Corp.*                                 5,157          142,333
Human Genome
  Sciences, Inc.*                                         6,682     $     84,995
Lincare Holdings, Inc.*                                   5,259          165,711
Patterson Dental Co.*                                     3,396          154,110
                                                                    ------------
                                                                         795,014
                                                                    ------------

INFORMATION RETRIEVAL SERVICES -- 1.0%
Yahoo!, Inc.*                                            15,099          494,643
                                                                    ------------

INTERNET CONTENT -- 0.4%
BEA Systems, Inc.*                                       19,394          210,619
                                                                    ------------

MANUFACTURING -- 1.5%
Applied Materials, Inc.*                                 44,630          707,832
                                                                    ------------

MEDICAL SUPPLIES -- 1.4%
Biomet, Inc.                                             18,089          518,431
Dentsply International, Inc.                              3,931          160,778
                                                                    ------------
                                                                         679,209
                                                                    ------------

MISCELLANEOUS -- 0.6%
Nasdaq-100 Index
  Tracking Stock*                                        10,020          300,099
                                                                    ------------

PHARMACEUTICALS -- 13.5%
Amgen, Inc.*                                             31,296        2,079,306
Biogen, Inc.*                                             9,498          360,924
Cephalon, Inc.*                                           2,646          108,909
Chiron Corp.*                                            13,576          593,543
Genzyme Corp.*                                           14,086          588,795
Gilead Sciences, Inc.*                                   10,258          570,140
Henry Schein, Inc.*                                       2,140          112,008
ICOS Corp.*                                               3,151          115,799
Idec Pharmaceuticals Corp.*                               8,778          298,452
Invitrogen Corp.*                                         2,447           93,891
Medimmune, Inc.*                                         14,046          510,853
Millennium
  Pharmaceuticals, Inc.*                                 16,965          266,859
Sigma-Aldrich Corp.                                       3,544          192,014
Teva Pharmaceutical
  Sponsored ADR                                          10,076          573,627
                                                                    ------------
                                                                       6,465,120
                                                                    ------------

PREPACKAGED SOFTWARE -- 21.5%
Adobe Systems, Inc.                                      11,832          379,452
Brocade Communications
  Systems, Inc.*                                         13,550           79,809
Check Point Software
  Technologies Limited*                                  12,648          247,268
Citrix Systems, Inc.*                                    10,227          208,222
Compuware Corp.*                                         12,153           70,123
Electronic Arts, Inc.*                                    7,643          565,506
Intuit, Inc.*                                            13,461          599,418
Microsoft Corp.                                         192,398        4,927,313

    The accompanying notes are an integral part of the financial statements.

                                                     NUMBER OF         MARKET
                                                      SHARES            VALUE
                                                     ---------         ------
Oracle Corp.*                                           113,831     $  1,368,249
Peoplesoft, Inc.*                                        23,293          409,724
Pixar, Inc.*                                              2,804          170,595
Siebel Systems, Inc.*                                    29,858          284,845
Symantec Corp.*                                           8,042          352,722
Veritas Software Corp.*                                  22,139          634,725
                                                                    ------------
                                                                      10,297,971
                                                                    ------------

RETAIL -- 3.9%
Bed Bath & Beyond, Inc.*                                 20,676          802,436
Costco Wholesale Corp.*                                  12,510          457,866
Dollar Tree Stores, Inc.*                                 5,727          181,718
Petsmart, Inc.*                                           7,279          121,341
Staples, Inc.*                                           17,028          312,464
                                                                    ------------
                                                                       1,875,825
                                                                    ------------

RETAIL - GROCERY -- 0.3%
Whole Foods Market, Inc.*                                 3,036          144,301
                                                                    ------------

RETAIL - INTERNET -- 1.0%
Amazon.com, Inc.*                                        13,543          494,184
                                                                    ------------

TRANSPORTATION -- 0.7%
Expeditors International
  of Washington, Inc.                                     5,340          184,978
Robinson (C.H.)
  Worldwide, Inc.                                         4,342          154,402
                                                                    ------------
                                                                         339,380
                                                                    ------------

TOTAL EQUITIES
(COST $46,696,135)                                                    48,842,774
                                                                    ============

                                                     PRINCIPAL
                                                       AMOUNT
                                                     ---------
SHORT-TERM INVESTMENTS -- 18.2%

CASH EQUIVALENTS -- 17.8%***
Bank of Montreal
  Eurodollar Time Deposit
  1.080% 07/02/2003                                 $   181,666          181,666
Bank of Montreal
  Eurodollar Time Deposit
  1.150% 07/09/2003                                     142,467          142,467
Bayerische Hypo-und
  Vereinsbank Bank Note
  1.530% 09/09/2003                                     908,331          908,331
Canadian Imperial
  Bank of Commerce
  Bank Note
  1.500% 05/18/2004                                     908,331          908,331
Den Danske Bank
  Eurodollar Time Deposit
  1.040% 07/28/2003                                     181,666          181,666
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                     550,798          550,798
Goldman Sachs Group, Inc.
  Medium Term Note
  1.130% 09/17/2003                                 $    90,833    $      90,833
Keybank
  Eurodollar Time Deposit
  1.250% 07/01/2003                                     708,498          708,498
Merrill Lynch & Co.
  Medium Term Note
  1.615% 11/26/2003                                     136,250          136,250
Merrill Lynch Premier
  Institutional Money
  Market Fund                                           394,737          394,737
Merrimac Money
  Market Fund                                         1,485,120        1,485,120
Metropolitan Life
  Insurance Co.
  Funding Agreement
  1.350% 11/03/2003                                     454,165          454,165
Morgan Stanley
  Dean Witter & Co.
  1.455% 01/29/2004                                     363,332          363,332
National Bank of
  Commerce
  1.073% 11/19/2003                                     227,083          227,083
Royal Bank of Canada
  Eurodollar Time Deposit
  1.031% 07/07/2003                                     817,497          817,497
Royal Bank of Canada
  Eurodollar Time Deposit
  1.300% 07/01/2003                                     544,998          544,998
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.050% 07/28/2003                                     454,165          454,165
                                                                   -------------
                                                                       8,549,937
                                                                   -------------

U.S. TREASURY BILLS -- 0.4%
U.S. Treasury Bill**
  0.925% 10/16/2003                                      20,000           19,945
U.S. Treasury Bill**
  1.070% 07/24/2003                                      20,000           19,986
U.S. Treasury Bill**
  1.120% 07/24/2003                                      25,000           24,982
U.S. Treasury Bill**
  1.130% 07/24/2003                                     100,000           99,928
                                                                   -------------
                                                                         164,841
                                                                   -------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                    8,714,778
                                                                   =============

TOTAL INVESTMENTS -- 120.0%
(COST $55,410,913)****                                             $  57,557,552
OTHER ASSETS/
(LIABILITIES) -- (20.0%)                                              (9,584,492)
                                                                   =============
NET ASSETS -- 100.0%                                               $  47,973,060
                                                                   =============

NOTES TO PORTFOLIO OF INVESTMENTS
ADR  - American Depository Receipt.
*    Non-income producing security.
**   This security is held as collateral for open futures contracts. (NOTE 2).
***  Represents investments of security lending collateral. (NOTE 2).
**** Aggregate cost for Federal tax purposes. (NOTE 7).

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL OTC 100 FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                           JUNE 30, 2003
                                                                                            (UNAUDITED)
ASSETS:
        Investments, at value (cost $46,696,135) (NOTE 2)                                  $  48,842,774
        Short-term investments, at amortized cost (NOTE 2)                                     8,714,778
                                                                                           -------------
            Total Investments (including securities on loan with
              market values of $8,286,343)                                                    57,557,552
        Receivables from:
            Interest and dividends                                                                 2,789
            Variation margin on open futures contracts (NOTE 2)                                    2,000
                                                                                           -------------
                 Total assets                                                                 57,562,341
                                                                                           -------------
LIABILITIES:
        Payables for:
            Investments purchased                                                                 57,549
            Securities on loan (NOTE 2)                                                        8,549,937
            Directors' fees and expenses (NOTE 3)                                                  1,505
            Affiliates (NOTE 3):
                 Investment management fees                                                        6,003
                 Administration fees                                                              21,317
                 Service fees                                                                     10,312
        Due to custodian                                                                         930,107
        Accrued expense and other liabilities                                                     12,551
                                                                                           -------------
                 Total liabilities                                                             9,589,281
                                                                                           -------------
        NET ASSETS                                                                         $  47,973,060
                                                                                           =============
NET ASSETS CONSIST OF:
        Paid-in capital                                                                    $  85,729,437
        Accumulated net investment loss                                                         (108,051)
        Accumulated net realized loss on investments and futures contracts                   (39,786,713)
        Net unrealized appreciation on investments and futures contracts                       2,138,387
                                                                                           -------------
                                                                                           $  47,973,060
                                                                                           =============
NET ASSETS:
        Class A                                                                            $  19,821,734
                                                                                           =============
        Class L                                                                            $  10,038,908
                                                                                           =============
        Class Y                                                                            $   2,193,595
                                                                                           =============
        Class S                                                                            $  15,797,118
                                                                                           =============
        Class N                                                                            $     121,705
                                                                                           =============
SHARES OUTSTANDING:
        Class A                                                                                6,465,207
                                                                                           =============
        Class L                                                                                3,250,948
                                                                                           =============
        Class Y                                                                                  707,135
                                                                                           =============
        Class S                                                                                5,068,590
                                                                                           =============
        Class N                                                                                   39,923
                                                                                           =============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        Class A                                                                            $        3.07
                                                                                           =============
        Class L                                                                            $        3.09
                                                                                           =============
        Class Y                                                                            $        3.10
                                                                                           =============
        Class S                                                                            $        3.12
                                                                                           =============
        Class N                                                                            $        3.05
                                                                                           =============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                       SIX MONTHS ENDED
                                                                                         JUNE 30, 2003
                                                                                          (UNAUDITED)
                                                                                       ----------------
INVESTMENT INCOME (NOTE 2):
        Dividends (net of withholding tax of $233)                                       $      31,004
        Interest (including securities lending income of $1,926)                                 5,679
                                                                                         -------------
                Total investment income                                                         36,683
                                                                                         -------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                                     25,524
        Custody fees                                                                            15,745
        Audit and legal fees                                                                    10,033
        Trustee reporting                                                                        2,609
        Shareholder reporting fees                                                                 492
        Directors' fees (NOTE 3)                                                                   302
                                                                                         -------------
                                                                                                54,705
        Administration fees (NOTE 3):
            Class A                                                                             44,781
            Class L                                                                             24,055
            Class Y                                                                              3,340
            Class S                                                                             19,594
            Class N                                                                                367
        Service fees (NOTE 3):
            Class A                                                                             17,929
            Class N                                                                                136
        Distribution fees (NOTE 3):
            Class N                                                                                136
                                                                                         -------------
                Total expenses                                                                 165,043
        Expenses waived (NOTE 3)                                                               (21,632)
                                                                                         -------------
                Net expenses                                                                   143,411
                                                                                         -------------
                NET INVESTMENT LOSS                                                           (106,728)
                                                                                         -------------

REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized gain (loss) on:
            Investment transactions                                                         (3,889,101)
            Closed futures contracts                                                            43,143
                                                                                         -------------
                Net realized loss                                                           (3,845,958)
                                                                                         -------------
        Net change in unrealized appreciation (depreciation) on:
            Investments                                                                     10,348,034
            Open futures contracts                                                               7,769
                                                                                         -------------
                Net unrealized gain                                                         10,355,803
                                                                                         -------------
                NET REALIZED AND UNREALIZED GAIN                                             6,509,845
                                                                                         -------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $   6,403,117
                                                                                         =============

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        SIX MONTHS ENDED
                                                                                          JUNE 30, 2003          YEAR ENDED
                                                                                           (UNAUDITED)        DECEMBER 31, 2002
                                                                                        ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment loss                                                               $    (106,728)        $     (216,874)
        Net realized loss on investment transactions and futures contracts                   (3,845,958)           (26,837,315)
        Net change in unrealized appreciation (depreciation) on investments
           and futures contracts                                                             10,355,803              9,828,779
                                                                                          -------------         --------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   6,403,117            (17,225,410)
                                                                                          -------------         --------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                                               5,421,586              5,052,375
        Class L                                                                               2,147,423              1,794,863
        Class Y                                                                                 916,292                825,591
        Class S                                                                               6,742,898             (4,855,345)
        Class N                                                                                       -                101,000*
                                                                                          -------------         --------------
            INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                          15,228,199              2,918,484
                                                                                          -------------         --------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                                              21,631,316            (14,306,926)
NET ASSETS:
        Beginning of period                                                                  26,341,744             40,648,670
                                                                                          -------------         --------------
        End of period (including accumulated net investment loss of
           $108,051 and $1,323, respectively)                                             $  47,973,060         $   26,341,744
                                                                                          =============         ==============

  *     CLASS N COMMENCED OPERATIONS ON DECEMEBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                           CLASS A
                                                                                           -------
                                                              SIX MONTHS ENDED
                                                                   6/30/03        YEAR ENDED      YEAR ENDED       PERIOD ENDED
                                                                 (UNAUDITED)       12/31/02        12/31/01          12/31/00~
                                                              ----------------    ----------      ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    2.53        $   4.08        $   6.08          $  10.00
                                                                  ---------        --------        --------          --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                 (0.01)***       (0.03)***       (0.04)***         (0.05)***
  Net realized and unrealized gain (loss) on investments               0.55           (1.52)          (1.96)            (3.87)
                                                                  ---------        --------        --------          --------
       Total income (loss) from investment operations                  0.54           (1.55)          (2.00)            (3.92)
                                                                  ---------        --------        --------          --------
NET ASSET VALUE, END OF PERIOD                                    $    3.07        $   2.53        $   4.08          $   6.08
                                                                  =========        ========        ========          ========
TOTAL RETURN@                                                         21.34%**       (37.99)%        (33.00)%          (39.10)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                               $  19,822        $ 11,644        $ 12,472          $  4,411
  Ratio of expenses to average daily net assets:
     Before expense waiver                                             1.19%*          1.18%           1.11%             1.11%*
     After expense waiver#                                             1.07%*          1.04%           1.07%              N/A
  Net investment loss to average daily net assets                     (0.85)%*        (0.90)%         (0.90)%           (0.91)%*
  Portfolio turnover rate                                                33%**           65%             45%               30%**

                                                                                           CLASS L
                                                                                           -------
                                                              SIX MONTHS ENDED
                                                                   6/30/03        YEAR ENDED      YEAR ENDED       PERIOD ENDED
                                                                 (UNAUDITED)       12/31/02        12/31/01          12/31/00~
                                                              ----------------    ----------      ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    2.54        $   4.10        $   6.09          $  10.00
                                                                  ---------        --------        --------          --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                 (0.01)***       (0.02)***       (0.03)***         (0.04)***
  Net realized and unrealized gain (loss) on investments               0.56           (1.54)          (1.96)            (3.87)
                                                                  ---------        --------        --------          --------
       Total income (loss) from investment operations                  0.55           (1.56)          (1.99)            (3.91)
                                                                  ---------        --------        --------          --------
NET ASSET VALUE, END OF PERIOD                                    $    3.09        $   2.54        $   4.10          $   6.09
                                                                  =========        ========        ========          ========

TOTAL RETURN@                                                         21.65%**       (38.05)%        (32.68)%          (39.10)%**
RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                               $  10,039        $  6,389        $  8,225          $  2,360
  Ratio of expenses to average daily net assets:
     Before expense waiver                                             0.94%*          0.93%           0.86%             0.86%*
     After expense waiver#                                             0.82%*          0.79%           0.82%              N/A
  Net investment loss to average daily net assets                     (0.59)%*        (0.65)%         (0.65)%           (0.65)%*
  Portfolio turnover rate                                                33%**           65%             45%               30%**

  *     ANNUALIZED.
  **    PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***   PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ~ FOR THE PERIOD FROM MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2001 THROUGH DECEMBER 31, 2001, THE YEAR ENDED DECEMBER 31, 2002 AND THE PERIOD JANUARY 1, 2003 THROUGH APRIL 30, 2003.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                           CLASS Y
                                                                                           -------
                                                              SIX MONTHS ENDED
                                                                   6/30/03        YEAR ENDED      YEAR ENDED       PERIOD ENDED
                                                                 (UNAUDITED)       12/31/02        12/31/01          12/31/00~
                                                              ----------------    ----------      ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    2.54        $   4.11        $   6.10          $  10.00
                                                                  ---------        --------        --------          --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                 (0.01)***       (0.01)***       (0.02)***         (0.03)***
  Net realized and unrealized gain (loss)
     on investments                                                    0.57           (1.56)          (1.97)            (3.87)
                                                                  ---------        --------        --------          --------
       Total income (loss) from investment
          operations                                                   0.56           (1.57)          (1.99)            (3.90)
                                                                  ---------        --------        --------          --------
NET ASSET VALUE, END OF PERIOD                                    $    3.10        $   2.54        $   4.11          $   6.10
                                                                  =========        ========        ========          ========
TOTAL RETURN@                                                         21.57%**       (37.96)%        (32.62)%          (39.00)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                               $   2,194        $    998        $    350          $    121
  Ratio of expenses to average daily net assets:
     Before expense waiver                                             0.80%*          0.78%           0.71%             0.80%*
     After expense waiver#                                             0.67%*          0.64%           0.67%              N/A
  Net investment loss to average daily net assets                     (0.45)%*        (0.50)%         (0.50)%           (0.54)%*
  Portfolio turnover rate                                                33%**           65%             45%               30%**

                                                                                           CLASS S
                                                                                           -------
                                                              SIX MONTHS ENDED       YEAR            YEAR             PERIOD
                                                                   6/30/03          ENDED           ENDED              ENDED
                                                                 (UNAUDITED)       12/31/02        12/31/01          12/31/00~
                                                              ----------------     --------        --------          ---------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    2.56        $   4.12        $   6.10          $  10.00
                                                                  ---------        --------        --------          --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                 (0.01)***       (0.01)***       (0.02)***         (0.02)***
  Net realized and unrealized gain (loss)
     on investments                                                    0.57           (1.55)          (1.96)            (3.88)
                                                                  ---------        --------        --------          --------
       Total income (loss) from investment
          operations                                                   0.56           (1.56)          (1.98)            (3.90)
                                                                  ---------        --------        --------          --------
NET ASSET VALUE, END OF PERIOD                                    $    3.12        $   2.56        $   4.12          $   6.10
                                                                  =========        ========        ========          ========
TOTAL RETURN@                                                         21.88%**       (37.71)%        (32.62)%          (39.00)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                               $  15,797        $  7,211        $ 19,602          $ 20,466
  Ratio of expenses to average daily net assets:
     Before expense waiver                                             0.70%*          0.68%           0.62%             0.69%*
     After expense waiver#                                             0.57%*          0.54%           0.58%              N/A
  Net investment loss to average daily net assets                     (0.37)%*        (0.41)%         (0.39)%           (0.39)%*
  Portfolio turnover rate                                                33%**           65%             45%               30%**

                                                                             CLASS N
                                                                             -------
                                                             SIX MONTHS ENDED
                                                                  6/30/03                PERIOD ENDED
                                                                (UNAUDITED)               12/31/02~~
                                                             ----------------          -------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $    2.52                $    2.53
                                                                 ---------                ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                (0.02)***                (0.00)***+
  Net realized and unrealized gain (loss)
     on investments                                                   0.55                    (0.01)
                                                                 ---------                ---------
       Total income (loss) from investment
          operations                                                  0.53                    (0.01)
                                                                 ---------                ---------
NET ASSET VALUE, END OF PERIOD                                   $    3.05                $    2.52
                                                                 =========                =========

TOTAL RETURN@                                                        21.03%**(b)                  -^

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                              $     122                $     100
  Ratio of expenses to average daily net assets:
     Before expense waiver                                            1.49%*                      -^
     After expense waiver#                                            1.36%*                      -^
  Net investment loss to average daily net assets                    (1.14)%*                     -^
  Portfolio turnover rate                                               33%**                    65%

  *     ANNUALIZED.
  **    PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***   PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +     NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
  ~ FOR THE PERIOD FROM MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
  ~~    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  ^     AMOUNTS ARE MEANINGLESS DUE TO THE SHORT PERIOD OF OPERATIONS.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2001 THROUGH DECEMBER 31, 2001, THE YEAR ENDED DECEMBER 31, 2002 AND THE PERIOD JANUARY 1, 2003 THROUGH APRIL 30, 2003.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL FOCUSED VALUE FUND - PORTFOLIO MANAGER REPORT

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES FOR THE MASSMUTUAL FOCUSED VALUE FUND?

The objectives and policies of the Fund are to:
-  achieve long-term growth of capital
- invest in a concentrated portfolio of small and mid-sized companies (companies with market capitalizations, at the time of purchase, of $1 billion to $10 billion)
-  utilize a value-oriented strategy in making investment decisions
-  utilize fundamental analysis to identify companies which:
   - are of high investment quality or possess a unique product, market position or operating characteristics
   - offer above-average levels of profitability or superior growth potential
   - are attractively valued in the marketplace

HOW DID THE FUND PERFORM DURING THE FIRST HALF OF 2003?

For the six months ending June 30, 2003, the Fund's Class S shares returned 24.05%, well ahead of the 16.92% return of the Russell 2500 Index, a broadly based, unmanaged index of 2500 medium- and small capitalization common stocks.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

During the first quarter, the markets declined as the war in Iraq engulfed many people in fear. During the period, Cendant Corporation, Guidant Corporation and Cablevision Systems Corporation positively impacted our returns. Cendant's strong real estate, mortgage and franchise operations generated positive earnings comparisons and strong cash flow. Guidant Corporation, which develops and manufactures devices for the treatment of cardiovascular and vascular disease, continued to benefit from the strong demand for their current devices and the prospect of their entering the rapidly growing drug-coated stent market. Cablevision Systems continued to focus on maximizing cash flow and reducing debt.

On the other hand, Interpublic Group of Companies, Duke Energy Corporation and J.C. Penney detracted from performance during the first quarter. General economic weakness, declining advertising spending and concerns over Interpublic's accounting problems contributed to the company's short-term uncertainty and price weakness. Duke Energy's stock declined due to concerns over their merchant energy business. Finally, a weak retail environment hurt J.C. Penney's stock price during the quarter.

In a stunning turnaround, stocks gained momentum during the second quarter. The trend began with much of corporate America reporting better-than-expected first quarter profits. A quick end to the major fighting in Iraq, a Federal Reserve cut in interest rates, and a $350 billion tax-cut package from the federal government all contributed further to the momentum.

Anticipation of a recovery in business travel helped boost shares of Cendant, a winner from the first quarter that owns car rental companies Avis and Budget, as well as an airline reservations system. Also repeating its first quarter performance was Interpublic, a leading advertising agency, which continued to suffer from sluggish advertising sales as well as from problems related to an acquisition.

WHAT IS YOUR OUTLOOK?

We believe that stock valuations currently appear reasonable, thanks in part to the substantial efforts many companies have made to restructure, cut costs and boost productivity. Although very cheap stocks are now harder to find, over time, the market's inevitable volatility has a tendency to unmask value. Our goal is to take advantage of those opportunities. Many growth companies that were once too pricey for disciplined value investors--companies with good balance sheets and better-than-average prospects--now fit into the strict parameters we favor. Thus far, this strategy has benefited the portfolio and we are optimistic that it will continue to work well.

                          MASSMUTUAL FOCUSED VALUE FUND
                        LARGEST STOCK HOLDINGS (6/30/03)

Cablevision Systems Corp. Cl. A
Carnival Corp.
The Gap, Inc.
Guidant Corp.
Cendant Corp.
Best Buy Co., Inc.
Duke Energy Corp.
Interpublic Group of Companies, Inc.
Liberty Media Corp. Cl. A
Yum! Brands, Inc.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Focused Value Fund Class S, Class A, Class Y, Class L and the Russell 2500 Index

MASSMUTUAL FOCUSED VALUE FUND
TOTAL RETURN

                                                                SINCE INCEPTION
                       YEAR TO DATE           ONE YEAR           AVERAGE ANNUAL
                     1/1/03 - 6/30/03     7/1/02 - 6/30/03      5/1/00 - 6/30/03
Class S                   24.05%               23.38%                15.06%
Class A                   23.62%               22.75%                14.47%
Class Y                   23.94%               23.28%                14.93%
Class L                   23.83%               23.07%                14.74%
--------------------------------------------------------------------------------
Russell 2500 Index        16.92%                1.41%                -0.84%
--------------------------------------------------------------------------------

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

             CLASS S     CLASS A     CLASS Y     CLASS L     RUSSELL 2500 INDEX
5/1/2000     $ 10,000    $ 10,000    $ 10,000    $ 10,000              $ 10,000
  Jun-00     $  9,450    $  9,440    $  9,440    $  9,440              $ 10,146
  Jun-01     $ 12,918    $ 12,838    $ 12,896    $ 12,867              $ 10,393
  Jun-02     $ 12,639    $ 12,498    $ 12,604    $ 12,562              $  9,602
  Jun-03     $ 15,594    $ 15,341    $ 15,537    $ 15,459              $  9,737

Hypothetical Investments in MassMutual Focused Value Fund Class N, Class N (CDSC fees deducted) and the Russell 2500 Index

MASSMUTUAL FOCUSED VALUE FUND
TOTAL RETURN

                                   YEAR TO DATE        SINCE INCEPTION
                                 1/1/03 - 6/30/03    12/31/02 - 6/30/03
Class N                                23.53%              24.89%
Class N (CDSC fees deducted)           22.53%              23.89%
-----------------------------------------------------------------------
Russell 2500 Index                     16.92%              17.49%
-----------------------------------------------------------------------

[CHART]

               CLASS N     CLASS N (CDSC FEES DEDUCTED)       RUSSELL 2500 INDEX
12/31/2002     $ 10,000                        $ 10,000                 $ 10,000
    Mar-03     $ 10,153                        $ 10,053                 $  9,591
    Jun-03     $ 12,489                        $ 12,389                 $ 11,692

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 2500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL FOCUSED VALUE FUND - PORTFOLIO OF INVESTMENTS

JUNE 30, 2003 (UNAUDITED)

                                                      NUMBER OF       MARKET
                                                       SHARES         VALUE
                                                      ---------       ------
EQUITIES -- 90.2%

ADVERTISING -- 4.8%
Interpublic Group of
  Companies, Inc.                                     1,600,000    $  21,408,000
                                                                   -------------

APPAREL, TEXTILES & SHOES -- 5.1%
The Gap, Inc.                                         1,200,000       22,512,000
                                                                   -------------

BANKING, SAVINGS & LOANS -- 9.2%
Sovereign Bancorp, Inc.                               1,300,000       20,345,000
Washington Mutual, Inc.                                 500,000        20,650,000
                                                                   -------------
                                                                      40,995,000
                                                                   -------------

BROADCASTING, PUBLISHING & PRINTING -- 10.5%
Cablevision Systems
  Corp. Cl. A*                                        1,229,800       25,530,648
Liberty Media
  Corp. Cl. A*                                        1,850,000       21,386,000
                                                                   -------------
                                                                      46,916,648
                                                                   -------------

COMMERCIAL SERVICES -- 8.5%
Cendant Corp.*                                        1,200,000       21,984,000
Waste Management, Inc.                                  650,000       15,658,500
                                                                   -------------
                                                                      37,642,500
                                                                   -------------

DATA PROCESSING & PREPARATION -- 4.3%
Automatic Data
  Processing, Inc.                                      560,000       18,961,600
                                                                   -------------

ELECTRIC UTILITIES -- 4.9%
Duke Energy Corp.                                     1,100,000       21,945,000
                                                                   -------------

ENTERTAINMENT & LEISURE -- 3.4%
Brunswick Corp.                                         600,000       15,012,000
                                                                   -------------

LODGING -- 4.5%
Starwood Hotels & Resorts
  Worldwide, Inc.                                       700,000       20,013,000
                                                                   -------------

MEDICAL SUPPLIES -- 9.1%
Guidant Corp.                                           500,000       22,195,000
Waters Corp.*                                           630,000       18,351,900
                                                                   -------------
                                                                      40,546,900
                                                                   -------------

PREPACKAGED SOFTWARE -- 2.9%
SunGard Data
  Systems, Inc.*                                        500,200       12,960,182
                                                                   -------------

RESTAURANTS -- 4.7%
Yum! Brands, Inc.*                                      700,000       20,692,000
                                                                   -------------

RETAIL -- 13.2%
Best Buy Co., Inc.*                                     500,000    $  21,960,000
Costco Wholesale Corp.*                                 500,000       18,300,000
Tiffany & Co.                                           560,000       18,300,800
                                                                   -------------
                                                                      58,560,800
                                                                   -------------

TRANSPORTATION -- 5.1%
Carnival Corp.                                          700,000       22,757,000
                                                                   -------------

TOTAL EQUITIES
(COST $321,737,881)                                                  400,922,630
                                                                   =============

                                                    PRINCIPAL
                                                      AMOUNT
                                                    ---------
SHORT-TERM INVESTMENTS  28.5%

CASH EQUIVALENTS -- 18.9%**
Bank of Montreal
  Eurodollar Time Deposit
  1.080% 07/02/2003                                $  1,781,292        1,781,292
Bank of Montreal
  Eurodollar Time Deposit
  1.150% 07/09/2003                                   1,396,929        1,396,929
Bayerische Hypo-und
  Vereinsbank Bank Note
  1.530% 09/09/2003                                   8,906,458        8,906,458
Canadian Imperial
  Bank of Commerce
  Bank Note
  1.500% 05/18/2004                                   8,906,458        8,906,458
Den Danske Bank
  Eurodollar Time Deposit
  1.040% 07/28/2003                                   1,781,292        1,781,292
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                   5,400,740        5,400,740
Goldman Sachs Group, Inc.
  Medium Term Note
  1.130% 09/17/2003                                     890,646          890,646
Keybank
  Eurodollar Time Deposit
  1.250% 07/01/2003                                   6,947,037        6,947,037
Merrill Lynch & Co.
  Medium Term Note
  1.615% 11/26/2003                                   1,335,969        1,335,969
Merrill Lynch Premier
  Institutional Money
  Market Fund                                         3,870,516        3,870,516
Merrimac Money
  Market Fund                                        14,562,059       14,562,059
Metropolitan Life
  Insurance Co.
  Funding Agreement
  1.350% 11/03/2003                                $  4,453,229    $   4,453,229
Morgan Stanley
  Dean Witter & Co.
  1.455% 01/29/2004                                   3,562,583        3,562,583
National Bank
  of Commerce
  1.073% 11/19/2003                                   2,226,615        2,226,615
Royal Bank of Canada
  Eurodollar Time Deposit
  1.031% 07/07/2003                                   8,015,812        8,015,812
Royal Bank of Canada
  Eurodollar Time Deposit
  1.300% 07/01/2003                                   5,343,875        5,343,875
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.050% 07/28/2003                                   4,453,229        4,453,229
                                                                   -------------
                                                                      83,834,739
                                                                   -------------

REPURCHASE AGREEMENT -- 9.6%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  06/30/2003, 0.75%,
  due 07/01/2003(a)                                  42,910,330       42,910,330
                                                                   -------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                  126,745,069
                                                                   =============

TOTAL INVESTMENTS -- 118.7%
(COST $448,482,950)***                                               527,667,699

OTHER ASSETS/
(LIABILITIES) -- (18.7%)                                             (83,173,492)
                                                                   =============
NET ASSETS -- 100.0%                                               $ 444,494,207
                                                                   =============

NOTES TO PORTFOLIO OF INVESTMENTS
*   Non-income producing security.
**  Represents investments of security lending collateral. (NOTE 2).
*** Aggregate cost for Federal tax purposes. (NOTE 7).
(a) Maturity value of $42,911,224. Collateralized by U.S. Government Agency obligations with rates of 4.009%-5.850%, maturity dates of 07/01/2031-02/01/2033, and aggregate market value, including accrued interest, of $45,055,847.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL FOCUSED VALUE FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                            JUNE 30, 2003
                                                                                             (UNAUDITED)
                                                                                            -------------
ASSETS:
        Investments, at value (cost $321,737,881) (NOTE 2)                                  $ 400,922,630
        Short-term investments, at amortized cost (NOTE 2)                                    126,745,069
                                                                                            -------------
            Total Investments (including securities on loan with
              market values of $80,088,017)                                                   527,667,699
        Cash                                                                                      846,475
        Receivables from:
            Interest and dividends                                                                200,291
            Miscellaneous                                                                           7,350
                                                                                            -------------
                 Total assets                                                                 528,721,815
                                                                                            -------------
LIABILITIES:
        Payables for:
            Investments purchased                                                                   5,060
            Securities on loan (NOTE 2)                                                        83,834,739
            Directors' fees and expenses (NOTE 3)                                                   4,459
            Affiliates (NOTE 3):
                 Investment management fees                                                       250,127
                 Administration fees                                                               72,137
                 Service fees                                                                      48,809
        Accrued expense and other liabilities                                                      12,277
                                                                                            -------------
                 Total liabilities                                                             84,227,608
                                                                                            -------------
        NET ASSETS                                                                          $ 444,494,207
                                                                                            =============
NET ASSETS CONSIST OF:
        Paid-in capital                                                                     $ 367,178,842
        Accumulated net investment loss                                                          (167,927)
        Accumulated net realized loss on investments                                           (1,701,457)
        Net unrealized appreciation on investments                                             79,184,749
                                                                                            -------------
                                                                                            $ 444,494,207
                                                                                            =============
NET ASSETS:
        Class A                                                                             $  97,812,798
                                                                                            =============
        Class L                                                                             $  77,664,471
                                                                                            =============
        Class Y                                                                             $  67,212,513
                                                                                            =============
        Class S                                                                             $ 201,677,308
                                                                                            =============
        Class N                                                                             $     127,117
                                                                                            =============
SHARES OUTSTANDING:
        Class A                                                                                 6,624,782
                                                                                            =============
        Class L                                                                                 5,225,248
                                                                                            =============
        Class Y                                                                                 4,508,078
                                                                                            =============
        Class S                                                                                13,482,345
                                                                                            =============
        Class N                                                                                     8,649
                                                                                            =============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        Class A                                                                             $       14.76
                                                                                            =============
        Class L                                                                             $       14.86
                                                                                            =============
        Class Y                                                                             $       14.91
                                                                                            =============
        Class S                                                                             $       14.96
                                                                                            =============
        Class N                                                                             $       14.70
                                                                                            =============

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL FOCUSED VALUE FUND - FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

                                                                                           SIX MONTHS ENDED
                                                                                            JUNE 30, 2003
                                                                                             (UNAUDITED)
                                                                                           ----------------
INVESTMENT INCOME (NOTE 2):
        Dividends                                                                           $   1,223,435
        Interest (including securities lending income of $23,085)                                  86,245
                                                                                            -------------
                Total investment income                                                         1,309,680
                                                                                            -------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                                     1,074,118
        Custody fees                                                                               13,257
        Audit and legal fees                                                                       10,688
        Shareholder reporting fees                                                                  4,770
        Directors' fees (NOTE 3)                                                                    2,803
        Trustee reporting                                                                           2,609
                                                                                            -------------
                                                                                                1,108,245
        Administration fees (NOTE 3):
            Class A                                                                               111,616
            Class L                                                                                92,239
            Class Y                                                                                48,617
            Class S                                                                                57,636
            Class N                                                                                   209
        Service fees (NOTE 3):
            Class A                                                                                83,445
            Class N                                                                                   136
        Distribution fees (NOTE 3):
            Class N                                                                                   136
                                                                                            -------------
                Total expenses                                                                  1,502,279
        Fees paid indirectly (NOTE 3)                                                              (9,450)
                                                                                            -------------
                Net expenses                                                                    1,492,829
                                                                                            -------------
                NET INVESTMENT LOSS                                                              (183,149)
                                                                                            -------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized gain on investment transactions                                            4,880,703
        Net change in unrealized appreciation (depreciation) on investments                    66,648,353
                                                                                            -------------
                NET REALIZED AND UNREALIZED GAIN                                               71,529,056
                                                                                            -------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $  71,345,907
                                                                                            =============

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL FOCUSED VALUE FUND - FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        SIX MONTHS ENDED
                                                                                          JUNE 30, 2003          YEAR ENDED
                                                                                           (UNAUDITED)       DECEMBER 31, 2002
                                                                                        ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income (loss)                                                      $    (183,149)        $      16,717
        Net realized gain (loss) on investment transactions                                   4,880,703            (6,474,441)
        Net change in unrealized appreciation (depreciation) on investments                  66,648,353           (12,823,985)
                                                                                          -------------         -------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  71,345,907           (19,281,709)
                                                                                          -------------         -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
        From net investment income:
        Class A                                                                                       -                     -
        Class L                                                                                       -                     -
        Class Y                                                                                       -                     -
        Class S                                                                                       -                     -
                                                                                          -------------         -------------
            TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                                            -                     -
                                                                                          -------------         -------------
        From net realized gains:
        Class A                                                                                       -              (358,865)
        Class L                                                                                       -              (317,777)
        Class Y                                                                                       -              (125,874)
        Class S                                                                                       -              (865,563)
                                                                                          -------------         -------------
            TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                                               -            (1,668,079)
                                                                                          -------------         -------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                                              28,294,414            34,832,599
        Class L                                                                              24,576,705            18,874,122
        Class Y                                                                              10,124,046            34,261,380
        Class S                                                                              56,309,427            16,337,878
        Class N                                                                                     941               101,000*
                                                                                          -------------         -------------
            INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                         119,305,533           104,406,979
                                                                                          -------------         -------------
        TOTAL INCREASE IN NET ASSETS                                                        190,651,440            83,457,191

NET ASSETS:
        Beginning of period                                                                 253,842,767           170,385,576
                                                                                          -------------         -------------
        End of period (including accumulated net investment loss of $167,927 and
           undistributed net investment income of $15,222, respectively)                  $ 444,494,207         $ 253,842,767
                                                                                          =============         =============

  *     CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL FOCUSED VALUE FUND - FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                           CLASS A
                                                                                           -------
                                                              SIX MONTHS ENDED
                                                                   6/30/03        YEAR ENDED      YEAR ENDED       PERIOD ENDED
                                                                 (UNAUDITED)       12/31/02        12/31/01          12/31/00~
                                                              ----------------    ----------      ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $   11.94        $  13.41        $  10.51          $  10.00
                                                                  ---------        --------        --------          --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                        (0.03)***       (0.04)***       (0.04)***          0.02***
  Net realized and unrealized gain (loss) on investments               2.85           (1.33)           3.30              0.52
                                                                  ---------        --------        --------          --------
       Total income (loss) from investment operations                  2.82           (1.37)           3.26              0.54
                                                                  ---------        --------        --------          --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                              -               -           (0.00)****        (0.03)
  From net realized gains                                                 -           (0.10)          (0.36)                -
                                                                  ---------        --------        --------          --------
       Total distributions                                                -           (0.10)          (0.36)            (0.03)
                                                                  ---------        --------        --------          --------
NET ASSET VALUE, END OF PERIOD                                    $   14.76        $  11.94        $  13.41          $  10.51
                                                                  =========        ========        ========          ========

TOTAL RETURN@                                                         23.62%**       (10.18)%         31.08%             5.41%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                               $  97,813        $ 54,319        $ 24,562          $    753
  Ratio of expenses to average daily net assets:
     Before expense waiver                                             1.30%*          1.30%           1.29%             1.31%*
     After expense waiver#                                             1.29%*(a)       1.30%(a)        1.29%              N/A
  Net investment income (loss) to average daily net assets            (0.45)%*        (0.33)%         (0.30)%            0.33%*
  Portfolio turnover rate                                                16%**           78%             53%               22%**

                                                                                           CLASS L
                                                                                           -------
                                                              SIX MONTHS ENDED
                                                                   6/30/03        YEAR ENDED      YEAR ENDED       PERIOD ENDED
                                                                 (UNAUDITED)       12/31/02        12/31/01          12/31/00~
                                                              ----------------    ----------      ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $   12.00        $  13.45        $  10.51          $  10.00
                                                                  ---------        --------        --------          --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                        (0.01)***       (0.01)***        0.00***+          0.04***
  Net realized and unrealized gain (loss) on investments               2.87           (1.34)           3.31              0.51
                                                                  ---------        --------        --------          --------
       Total income (loss) from investment operations                  2.86           (1.35)           3.31              0.55
                                                                  ---------        --------        --------          --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                              -               -           (0.01)            (0.04)
  From net realized gains                                                 -           (0.10)          (0.36)                -
                                                                  ---------        --------        --------          --------
       Total distributions                                                -           (0.10)          (0.37)            (0.04)
                                                                  ---------        --------        --------          --------
NET ASSET VALUE, END OF PERIOD                                    $   14.86        $  12.00        $  13.45          $  10.51
                                                                  =========        ========        ========          ========

TOTAL RETURN@                                                         23.83%**       (10.00)%         31.50%             5.48%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                               $  77,664        $ 39,942        $ 25,594          $  5,432
  Ratio of expenses to average daily net assets:
     Before expense waiver                                             1.05%*          1.05%           1.04%             1.05%*

     After expense waiver#                                             1.04%*(a)       1.05%(a)        1.04%              N/A

  Net investment income (loss) to average daily net assets            (0.20)%*        (0.11)%          0.00%++           0.59%*

  Portfolio turnover rate                                                16%**           78%             53%               22%**

  *     ANNUALIZED.
  **    PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***   PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ****  DISTRIBUTIONS FROM NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
  ++ THE RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS IS LESS THAN 0.01%.
  ~ FOR THE PERIOD FROM MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIODS MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND JANUARY 1, 2002 THROUGH APRIL 30, 2002.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (a) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSE OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                            CLASS Y
                                                                                            -------
                                                               SIX MONTHS ENDED
                                                                    6/30/03        YEAR ENDED      YEAR ENDED    PERIOD ENDED
                                                                  (UNAUDITED)       12/31/02        12/31/01      12/31/00~
                                                               ----------------    ----------      ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $  12.03        $  13.46        $  10.52        $  10.00
                                                                    --------        --------        --------        --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                         (0.00)***~       0.03***         0.02***         0.05***
  Net realized and unrealized gain (loss)
    on investments                                                      2.88           (1.36)           3.30            0.52
                                                                    --------        --------        --------        --------
      Total income (loss) from investment
        operations                                                      2.88           (1.33)           3.32            0.57
                                                                    --------        --------        --------        --------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                               -               -           (0.02)          (0.05)
  From net realized gains                                                  -           (0.10)          (0.36)              -
                                                                    --------        --------        --------        --------
      Total distributions                                                  -           (0.10)          (0.38)          (0.05)
                                                                    --------        --------        --------        --------
NET ASSET VALUE, END OF PERIOD                                      $  14.91        $  12.03        $  13.46        $  10.52
                                                                    ========        ========        ========        ========
TOTAL RETURN@                                                          23.94%**        (9.85)%         31.60%           5.66%**
RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                 $ 67,213        $ 45,302        $ 10,137        $    502
  Ratio of expenses to average daily net assets:
    Before expense waiver                                               0.90%*          0.90%           0.89%           0.91%*
    After expense waiver#                                               0.89%*(a)       0.90%(a)        0.89%            N/A
  Net investment income (loss) to average daily
    net assets                                                         (0.04)%*         0.24%           0.14%           0.75%*
  Portfolio turnover rate                                                 16%**           78%             53%             22%**

                                                                             CLASS S
                                                                             -------
                                                       SIX MONTHS ENDED
                                                            6/30/03         YEAR ENDED        YEAR ENDED
                                                         (UNAUDITED)         12/31/02          12/31/01
                                                       ----------------     ----------        ----------
NET ASSET VALUE, BEGINNING OF PERIOD                      $    12.06        $    13.48        $    10.53
                                                          ----------        ----------        ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                  0.00***~          0.02***           0.03***
  Net realized and unrealized gain (loss)
    on investments                                              2.90             (1.34)             3.31
                                                          ----------        ----------        ----------
      Total income (loss) from investment
        operations                                              2.90             (1.32)             3.34
                                                          ----------        ----------        ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                       -                 -             (0.03)
  From net realized gains                                          -             (0.10)            (0.36)
                                                          ----------        ----------        ----------
      Total distributions                                          -             (0.10)            (0.39)
                                                          ----------        ----------        ----------
NET ASSET VALUE, END OF PERIOD                            $    14.96        $    12.06        $    13.48
                                                          ==========        ==========        ==========
TOTAL RETURN@                                                  24.05%**          (9.76)%           31.70%
RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $  201,677        $  114,178        $  110,092
  Ratio of expenses to average daily net assets:
    Before expense waiver                                       0.80%*            0.80%             0.79%
    After expense waiver#                                       0.79%*(a)         0.80%(a)          0.79%
  Net investment income (loss) to average daily
    net assets                                                  0.05%*            0.13%             0.28%
  Portfolio turnover rate                                         16%**             78%               53%

                                                           CLASS S                     CLASS N
                                                           -------                     -------
                                                                        SIX MONTHS ENDED
                                                         PERIOD ENDED        6/30/03           PERIOD ENDED
                                                          12/31/00~        (UNAUDITED)          12/31/02~~
                                                         ------------   ----------------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $     10.00       $      11.90         $    11.77
                                                         ------------   ----------------       ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                   0.06***           (0.05)***          (0.00)***~
  Net realized and unrealized gain (loss)
    on investments                                               0.52               2.85               0.13
                                                         ------------   ----------------       ------------
      Total income (loss) from investment
        operations                                               0.58               2.80               0.13
                                                         ------------   ----------------       ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                    (0.05)                 -                  -
  From net realized gains                                           -                  -                  -
                                                         ------------   ----------------       ------------
      Total distributions                                       (0.05)                 -                  -
                                                         ------------   ----------------       ------------
NET ASSET VALUE, END OF PERIOD                            $     10.53        $     14.70         $    11.90
                                                         ============   ================       ============
TOTAL RETURN@                                                    5.77%**           23.53%**(b)            -^
RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $    53,628        $       127         $      102
  Ratio of expenses to average daily net assets:
    Before expense waiver                                        0.83%*             1.59%*                -^
    After expense waiver#                                         N/A               1.59%*(a)             -^
  Net investment income (loss) to average daily
    net assets                                                   0.95%*            (0.74)%*               -^
  Portfolio turnover rate                                          22%**              16%**              78%

  *     ANNUALIZED.
  **    PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***   PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ~     FOR THE PERIOD FROM MAY 1, 2000 (COMMENCEMENT OF OPERATIONS)
        THROUGH DECEMBER 31, 2000.
  ~~    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  ^     AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  ~     NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIODS MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND JANUARY 1, 2002 THROUGH APRIL 30, 2002.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (a) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSE OF THE FUND.
  (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERREDSALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SMALL COMPANY VALUE FUND - PORTFOLIO MANAGER REPORT

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES FOR THE MASSMUTUAL SMALL COMPANY VALUE FUND?

The objectives and policies of the Fund are to:
-  achieve long-term growth of capital
- invest primarily in a diversified portfolio of equity securities of small capitalization companies (companies with market capitalizations at the time of purchase that fall within or below the range of companies in the Russell 2000 Index)
-  utilize a value-oriented strategy in making investment decisions
-  utilize fundamental analysis to identify companies which:
   - are of high investment quality or possess a unique product, market position or operating characteristics
   - offer above-average levels of profitability or superior growth potential
   - are attractively valued in the marketplace

HOW DID THE FUND PERFORM DURING THE FIRST HALF OF 2003?

For the six months ending June 30, 2003, the Fund's Class S shares returned 12.69%, trailing the 17.88% return of the Russell 2000 Index, a broadly based, unmanaged index of 2000 small capitalization common stocks.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

During the first quarter of 2003, financial markets were impacted by skittish investor sentiment as war-related uncertainty reigned. Selling pressure was indiscriminate, as all major large- and small cap equity indexes posted losses for the quarter. Large cap stocks generally outperformed small, and growth outperformed value.

The portfolio was negatively impacted by several security-specific events during the quarter. While these declines were disappointing in the short term, we either maintained or increased our positions in each of the affected stocks, due to their low valuations and gradually improving fundamentals. Positive contributors to our results included select technology stocks; in addition, superior holdings in industries such as materials, information technology and consumer discretionary products were also drivers of our first quarter performance. Unfavorable market sentiment created attractive entry points for us in several new holdings, including consumer discretionary names Barnes and Noble Inc. and Oakley Inc. At quarter end, the portfolio remained overweight in information technology and slightly underweight in financials.

U.S. stocks surged in the second quarter of 2003, posting their strongest quarterly gain since the last three months of 1998. The market's vigorous gains--paced by the riskiest securities--stemmed from a relatively quick end to the war in Iraq; falling inflation and interest rates; and reductions in income, stock dividend and capital gains taxes. Small cap stocks outperformed their larger counterparts in the second quarter and growth stocks surpassed value among smaller companies.

Portfolio positioning aided performance during the second quarter, as we were poised to benefit from improving economic conditions and turnarounds in some previously downtrodden groups. Stock selection in the utilities, financials and information technology sectors led performance. These gains were partially offset by relatively weak selection in the health care and energy sectors. Recent consumer discretionary purchases--including Oakley, Barnes and Noble, and American Eagle Outfitters--contributed to our progress, however.

Portfolio sector weights also had a positive impact on the portfolio during the period. Performance was enhanced by emphasizing the information technology and consumer discretionary sectors. An underweight position in the lagging financials sector also benefited results.

WHAT IS YOUR OUTLOOK?

Our outlook for the equity markets remains moderately bullish. The market may well continue a generally rising trend for the remainder of the year, but we expect further gains to be muted, to occur in a choppy manner, and to be largely influenced by economic results. As we navigate the current environment, we will harvest the gains of our more successful positions and redeploy this capital into inexpensive stocks with improving fundamentals.

                       MASSMUTUAL SMALL COMPANY VALUE FUND
                        LARGEST STOCK HOLDINGS (6/30/03)

Ruby Tuesday, Inc.
Texas Regional Bancshares, Inc.
Landstar System, Inc.
Community First Bankshares, Inc.
RARE Hospitality International, Inc.
Wausau-Mosinee Paper Corp.
Triad Guaranty, Inc.
Ciber, Inc.
Brown & Brown, Inc.
CMS Energy Corp.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Small Company Value Fund Class S, Class A, Class Y, Class L and the Russell 2000 Index

MASSMUTUAL SMALL COMPANY VALUE FUND
TOTAL RETURN

                                                                SINCE INCEPTION
                       YEAR TO DATE           ONE YEAR           AVERAGE ANNUAL
                     1/1/03 - 6/30/03     7/1/02 - 6/30/03      12/31/00 - 6/30/03
Class S                   12.69%               -5.46%                -1.25%
Class A                   12.49%               -5.83%                -1.64%
Class Y                   12.59%               -5.55%                -1.32%
Class L                   12.60%               -5.64%                -1.44%
--------------------------------------------------------------------------------
Russell 2000 Index        17.88%               -1.64%                -1.59%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

               CLASS S     CLASS A     CLASS Y     CLASS L    RUSSELL 2000 INDEX
12/31/2001    $ 10,000    $ 10,000    $ 10,000    $ 10,000              $ 10,000
  Jun-2002    $ 10,380    $ 10,360    $ 10,380    $ 10,370              $  9,530
  Dec-2002    $  8,708    $  8,673    $  8,708    $  8,690              $  7,952
  Jun-2003    $  9,813    $  9,756    $  9,804    $  9,785              $  9,373

Hypothetical Investments in MassMutual Small Company Value Fund Class N, Class N (CDSC fees deducted) and the Russell 2000 Index

MASSMUTUAL SMALL COMPANY VALUE FUND
TOTAL RETURN

                                   YEAR TO DATE        SINCE INCEPTION
                                 1/1/03 - 6/30/03    12/31/02 - 6/30/03
Class N                                12.17%              12.69%
Class N (CDSC fees deducted)           11.17%              11.69%
-----------------------------------------------------------------------
Russell 2000 Index                     17.88%              18.17%

[CHART]

                CLASS N     CLASS N (CDSC FEES DEDUCTED)      RUSSELL 2000 INDEX
12/31/2002     $ 10,000                         $ 10,000               $  10,000
  Mar-2003     $  9,395                         $  9,295               $   9,551
  Jun-2003     $ 11,269                         $ 11,169               $  11,788

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 2000 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL SMALL COMPANY VALUE FUND - PORTFOLIO OF INVESTMENTS

JUNE 30, 2003 (UNAUDITED)

                                                       NUMBER OF          MARKET
                                                        SHARES            VALUE
                                                       ---------          ------
EQUITIES -- 95.8%

AIR TRANSPORTATION -- 0.2%
Alaska Air Group, Inc.*                                        9,200   $       197,340
Midwest Express
  Holdings, Inc.*                               `             12,200            31,964
                                                                       ---------------
                                                                               229,304
                                                                       ---------------
APPAREL, TEXTILES & SHOES -- 3.7%
American Eagle
  Outfitters, Inc.*                                           28,500           522,690
Ashworth, Inc.*                                               78,300           555,147
Burlington Coat Factory
  Warehouse Corp.                                              7,300           130,670
Charlotte Russe
  Holding, Inc.*                                              24,500           252,840
Culp, Inc.*                                                   23,000           158,700
Russell Corp.                                                 13,600           258,400
Tommy Hilfiger Corp.*                                         67,100           620,004
Unifi, Inc.*                                                  89,900           557,380
Vans, Inc.*                                                   53,200           477,736
Wet Seal, Inc. Cl. A*                                         53,300           569,244
                                                                       ---------------
                                                                             4,102,811
                                                                       ---------------

AUTOMOTIVE & PARTS -- 1.3%
Cooper Tire & Rubber Co.                                      26,200           460,858
Myers Industries, Inc.                                        28,800           273,600
TBC Corp.*                                                    36,000           685,800
                                                                       ---------------
                                                                             1,420,258
                                                                       ---------------

BANKING, SAVINGS & LOANS -- 8.0%
Astoria Financial Corp.                                       22,500           628,425
BancorpSouth, Inc.                                            12,200           254,370
Bay View Capital Corp.*                                      107,800           623,084
The Colonial
  BancGroup, Inc.                                             30,100           417,487
Community First
  Bankshares, Inc.                                            44,900         1,225,770
First Republic Bank*                                          27,400           728,840
FirstMerit Corp.                                              21,700           496,062
Hibernia Corp. Cl. A                                          12,825           232,902
Hudson United Bancorp                                         13,800           471,270
New York Community
  Bancorp, Inc.                                               19,067           554,650
Roslyn Bancorp, Inc.                                          10,300           221,347
Silicon Valley Bancshares*                                    31,500           750,015
Sterling Bancshares, Inc.                                     29,200           381,936
Sterling Financial Corp.*                                     10,300           250,908
Texas Regional
  Bancshares, Inc.                                            37,098         1,287,283
Trustmark Corp.                                               13,700           348,939
                                                                       ---------------
                                                                             8,873,288
                                                                       ---------------

BROADCASTING, PUBLISHING & PRINTING -- 2.4%
Alloy, Inc.*                                                  76,300   $       492,135
CSS Industries, Inc.                                          13,200           508,860
Hearst-Argyle
  Television, Inc.*                                           14,600           378,140
Journal Register Co.*                                         22,400           405,216
Saga Communications,
  Inc. Cl. A*                                                 39,700           772,165
Sinclair Broadcast Group,
  Inc. Cl. A*                                                 11,500           133,515
                                                                       ---------------
                                                                             2,690,031
                                                                       ---------------

BUILDING MATERIALS & CONSTRUCTION -- 0.6%
Florida Rock
  Industries, Inc.                                            11,900           491,232
Lennox International, Inc.                                    15,000           193,050
                                                                       ---------------
                                                                               684,282
                                                                       ---------------

CHEMICALS -- 2.0%
Airgas, Inc.                                                  34,800           582,900
Arch Chemicals, Inc.                                          43,400           828,940
Georgia Gulf Corp.                                             7,700           152,460
MacDermid, Inc.                                               12,700           334,010
Symyx Technologies, Inc.*                                     17,200           280,704
                                                                       ---------------
                                                                             2,179,014
                                                                       ---------------

COMMERCIAL SERVICES -- 7.2%
Aaron Rents, Inc.                                             31,500           812,700
Aaron Rents, Inc. Cl. A                                        3,300            80,190
Cadmus
  Communications Corp.                                        15,700           139,573
Casella Waste Systems,
  Inc. Cl. A*                                                 50,800           458,724
Diversa Corp.*                                                45,900           451,197
Dollar Thrifty Automotive
  Group, Inc.*                                                12,700           235,585
Exelixis, Inc.*                                               40,100           278,294
G&K Services, Inc. Cl. A                                      17,900           529,840
Heidrick & Struggles
  International, Inc.*                                        18,500           233,470
ICT Group, Inc.*                                              11,000           115,060
Landauer, Inc.                                                10,500           439,215
Lexicon Genetics, Inc.*                                       57,100           383,141
McGrath Rentcorp                                              17,200           459,928
MPS Group, Inc.*                                              97,100           668,048
Right Management
  Consultants, Inc.*                                          22,900           289,685
Ryder System, Inc.                                            17,300           443,226
Service
  Corp. International*                                       259,100         1,002,717
TeleTech Holdings, Inc.*                                      41,500           175,545
United Rentals, Inc.*                                         33,500           465,315
US Oncology, Inc.*                                            22,300   $       164,797
Waste Connections, Inc.*                                       6,000           210,300
                                                                       ---------------
                                                                             8,036,550
                                                                       ---------------

COMMUNICATIONS -- 1.9%
Anadigics, Inc.*                                              33,300           109,557
Cable Design
  Technologies Corp.*                                         49,500           353,925
Nice Systems Limited*                                         33,100           497,824
PTEK Holdings, Inc.*                                          63,000           305,550
Titan Corp.*                                                  86,100           885,969
                                                                       ---------------
                                                                             2,152,825
                                                                       ---------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.7%
Computer Horizons Corp.*                                      37,800           171,612
IDX Systems Corp.*                                            15,700           243,664
Systems & Computer
  Technology Corp.*                                            8,600            77,400
Websense, Inc.*                                               20,700           324,162
                                                                       ---------------
                                                                               816,838
                                                                       ---------------

COMPUTER PROGRAMMING SERVICES -- 1.1%
Ciber, Inc.*                                                 147,700         1,036,854
Netegrity, Inc.*                                              33,400           195,056
                                                                       ---------------
                                                                             1,231,910
                                                                       ---------------

COMPUTER RELATED SERVICES -- 1.7%
Acxiom Corp.*                                                 40,900           617,181
Carreker Corp.*                                               68,200           312,356
Checkpoint Systems, Inc.*                                     39,400           557,510
EarthLink, Inc.*                                              56,600           446,574
                                                                       ---------------
                                                                             1,933,621
                                                                       ---------------

COMPUTER RENTAL & LEASING -- 0.4%
Electro Rent Corp.*                                           42,100           453,838
                                                                       ---------------

COMPUTERS & INFORMATION -- 0.9%
Maxtor Corp.*                                                 89,600           672,896
Western Digital Corp.*                                        33,000           339,900
                                                                       ---------------
                                                                             1,012,796
                                                                       ---------------

CONTAINERS -- 0.6%
Chesapeake Corp.                                              21,900           478,515
Smurfit-Stone
  Container Corp.*                                            17,600           229,328
                                                                       ---------------
                                                                               707,843
                                                                       ---------------

DATA PROCESSING & PREPARATION -- 0.3%
eFunds Corp.*                                                 18,400           212,152
S1 Corp.*                                                     41,700           168,468
                                                                       ---------------
                                                                               380,620
                                                                       ---------------

ELECTRIC UTILITIES -- 4.1%
Black Hills Corp.                                             17,300           531,110
Calpine Corp.*                                                83,700           552,420

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF          MARKET
                                                        SHARES            VALUE
                                                       ---------          ------
Cleco Corp.                                                   22,850   $       395,762
CMS Energy Corp.                                             125,100         1,013,310
DQE, Inc.                                                     26,400           397,848
El Paso Electric Co.*                                         25,700           316,881
Hawaiian Electric
  Industries, Inc.                                             9,400           430,990
Northeast Utilities                                           19,100           319,734
Otter Tail Corp.                                              13,100           353,438
Sierra Pacific Resources*                                     33,200           197,208
                                                                       ---------------
                                                                             4,508,701
                                                                       ---------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 6.0%
Analogic Corp.                                                 6,800           331,568
ATI Technologies, Inc.*                                       46,000           469,200
ATMI, Inc.*                                                   16,600           414,502
C&D Technologies, Inc.                                        23,100           331,716
Capstone Turbine Corp.*                                      225,000           245,250
EDO Corp.                                                     17,200           304,440
Exar Corp.*                                                   32,600           516,058
Franklin Electric Co., Inc.                                   15,200           845,880
Graftech
  International Limited*                                      48,300           263,235
Integrated Silicon
  Solution, Inc.*                                             57,000           395,580
Littelfuse, Inc.*                                             22,600           505,336
LSI Logic Corp.*                                              47,400           335,592
Marvell Technology
  Group Limited*                                               6,600           226,842
Methode Electronics,
  Inc. Cl. A                                                  48,700           523,525
Mykrolis Corp.*                                               43,400           440,510
Rayovac Corp.*                                                23,400           303,030
Trimble Navigation Limited*                                    7,600           174,268
                                                                       ---------------
                                                                             6,626,532
                                                                       ---------------

ENERGY -- 6.7%
Atwood Oceanics, Inc.*                                         9,600           260,640
Cabot Oil & Gas Corp. Cl. A                                   27,100           748,231
CARBO Ceramics, Inc.                                          11,500           428,375
Forest Oil Corp.*                                             17,100           429,552
Frontier Oil Corp.                                            14,500           220,400
Grey Wolf, Inc.*                                              70,100           283,204
Hanover Compressor Co.*                                       33,300           376,290
Key Energy Services, Inc.*                                    64,300           689,296
Magnum Hunter
  Resources, Inc.*                                            55,300           441,847
National Fuel Gas Co.                                         16,800           437,640
Penn Virginia Corp.                                           14,400           619,200
SEMCO Energy, Inc.                                            35,100           204,282
South Jersey
  Industries, Inc.                                             6,300           232,155
Southwest Gas Corp.                                           11,700           247,806

TETRA
  Technologies, Inc.*                                         21,300           631,545
Vectren Corp.                                                 17,200   $       430,860
W-H Energy
  Services, Inc.*                                             20,100           391,548
XTO Energy, Inc.                                              18,000           361,980
                                                                       ---------------
                                                                             7,434,851
                                                                       ---------------

ENTERTAINMENT & LEISURE -- 1.0%
Callaway Golf Co.                                             17,600           232,672
SCP Pool Corp.*                                               26,000           894,400
                                                                       ---------------
                                                                             1,127,072
                                                                       ---------------

FINANCIAL SERVICES -- 8.4%
Allied Capital Corp.                                          35,420           818,202
American Capital
  Strategies Limited                                          11,500           286,810
Bedford Property Investors                                    17,200           488,480
BKF Capital Group, Inc.*                                       7,000           152,810
East West Bancorp, Inc.                                       20,600           744,484
Glenborough Realty
  Trust, Inc.                                                 30,300           580,245
HRPT Properties Trust                                         57,100           525,320
Innkeepers USA Trust                                          40,000           272,000
Kilroy Realty Corp.                                           25,800           709,500
LaSalle Hotel Properties                                      23,000           339,940
LTC Properties, Inc.                                          31,000           296,050
Raymond James
  Financial, Inc.                                             15,800           522,190
SoundView Technology
  Group, Inc.*                                                65,360           661,443
Stewart (W.P.) &
  Co. Limited                                                 12,500           280,000
Sun Communities, Inc.                                         20,300           797,790
SWS Group, Inc.                                               24,800           499,720
US Restaurants
  Properties, Inc.                                            43,000           675,100
Washington Real Estate
  Investment Trust                                            17,100           465,120
Westwood Holdings
  Group, Inc.                                                 11,800           224,436
                                                                       ---------------
                                                                             9,339,640
                                                                       ---------------

FOODS -- 1.6%
American Italian
  Pasta Co. Cl. A*                                            11,500           478,975
Chiquita Brands
  International, Inc.*                                        26,200           379,900
Smithfield Foods, Inc.*                                       31,800           728,856
Wild Oats Markets, Inc.*                                      22,000           239,800
                                                                       ---------------
                                                                             1,827,531
                                                                       ---------------

FOREST PRODUCTS & PAPER -- 2.4%
Buckeye
  Technologies, Inc.*                                         43,200           293,760
Caraustar Industries, Inc.*                                   40,600           325,206
Deltic Timber Corp.                                           17,700           503,565
Playtex Products, Inc.*                                       73,100   $       469,302
Wausau-Mosinee
  Paper Corp.                                                 98,200         1,099,840
                                                                       ---------------
                                                                             2,691,673
                                                                       ---------------

HEALTHCARE -- 0.4%
Genesis Health
  Ventures, Inc.*                                             24,500           432,425
                                                                       ---------------

HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 1.0%
Helen of Troy Limited*                                        51,400           779,224
Stanley Furniture Co., Inc.                                   13,900           380,999
                                                                       ---------------
                                                                             1,160,223
                                                                       ---------------

INDUSTRIAL - DIVERSIFIED -- 0.9%
Ameron International Corp.                                    11,400           396,378
Layne Christensen Co.*                                         6,300            50,841
Nordson Corp.                                                 21,100           503,235
                                                                       ---------------
                                                                               950,454
                                                                       ---------------

INSURANCE -- 6.6%
American Financial
  Group, Inc.                                                 26,300           599,640
American Physicians
  Capital, Inc.*                                              11,500           278,875
Brown & Brown, Inc.                                           31,600         1,027,000
FPIC Insurance
  Group, Inc.*                                                28,300           392,521
Harleysville Group, Inc.                                      28,500           656,070
HCC Insurance
  Holdings, Inc.                                              16,400           484,948
Markel Corp.*                                                  2,900           742,400
Ohio Casualty Corp.*                                          49,600           653,728
The Phoenix
  Companies, Inc.                                             31,500           284,445
ProAssurance Corp.*                                           34,300           925,757
Scottish Annuity &
  Life Holdings Limited                                       14,600           295,066
Triad Guaranty, Inc.*                                         27,700         1,051,215
                                                                       ---------------
                                                                             7,391,665
                                                                       ---------------

MACHINERY & COMPONENTS -- 3.4%
Agco Corp.*                                                   28,000           478,240
Asyst Technologies, Inc.*                                     26,500           177,285
Briggs & Stratton Corp.                                        5,700           287,850
IDEX Corp.                                                    16,500           597,960
Insituform Technologies,
  Inc. Cl. A*                                                 38,400           678,912
Lone Star
  Technologies, Inc.*                                         13,200           279,576
Thomas Industries, Inc.                                       24,100           651,905
Timken Co.                                                    13,600           238,136
Woodward Governor Co.                                          8,100           348,300
                                                                       ---------------
                                                                             3,738,164
                                                                       ---------------

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF          MARKET
                                                        SHARES            VALUE
                                                       ---------          ------
MANUFACTURING -- 1.1%
AptarGroup, Inc.                                              19,900   $       716,400
Stewart & Stevenson
  Services Corp.                                              31,500           496,125
                                                                       ---------------
                                                                             1,212,525
                                                                       ---------------

MEDICAL SUPPLIES -- 2.3%
Arrow International, Inc.                                      5,900           260,485
FEI Co.*                                                      19,900           373,324
Inamed Corp.*                                                  3,300           177,177
Oakley, Inc.*                                                 40,900           481,393
Owens & Minor, Inc.                                           40,500           905,175
Vital Signs, Inc.                                             11,600           301,136
                                                                       ---------------
                                                                             2,498,690
                                                                       ---------------

METALS & MINING -- 2.4%
AK Steel Holding Corp.*                                      125,500           454,310
Allegheny
  Technologies, Inc.                                          21,100           139,260
Carpenter Technology                                          14,500           226,200
Gibraltar Steel Corp.                                         22,800           466,944
Intermet Corp.                                                90,800           305,996
Matthews
  International Corp.                                         38,200           945,832
Wolverine Tube, Inc.*                                         28,200           161,304
                                                                       ---------------
                                                                             2,699,846
                                                                       ---------------

PHARMACEUTICALS -- 1.5%
American Pharmacuetical
  Partners, Inc.*                                              7,900           267,810
Bone Care
  International, Inc.*                                        28,000           389,200
Discovery Partners
  International, Inc.*                                        33,600           149,184
Molecular Devices Corp.*                                       7,700           122,507
NBTY, Inc.*                                                   19,500           410,670
VCA Antech, Inc.*                                             15,700           307,249
                                                                       ---------------
                                                                             1,646,620
                                                                       ---------------

PREPACKAGED SOFTWARE -- 2.1%
Dendrite
  International, Inc.*                                        37,900           488,152
Packeteer, Inc.*                                              44,200           688,194
Progress Software Corp.*                                      31,500           652,995
SPSS, Inc.*                                                   29,250           489,645
                                                                       ---------------
                                                                             2,318,986
                                                                       ---------------

RESTAURANTS -- 2.4%
RARE Hospitality
  International, Inc.*                                        35,000         1,143,800
Ruby Tuesday, Inc.                                            60,900         1,506,057
                                                                       ---------------
                                                                             2,649,857
                                                                       ---------------

RETAIL -- 4.8%
Barnes & Noble, Inc.*                                         40,600           935,830
Casey's General
  Stores, Inc.                                                40,200   $       568,428
Foot Locker, Inc.                                             16,500           218,625
Fred's, Inc.                                                  25,700           955,526
Hancock Fabrics, Inc.                                         25,700           415,055
Haverty Furniture
  Companies, Inc.                                             45,700           799,750
Men's Wearhouse, Inc.*                                        39,300           858,705
Shopko Stores, Inc.*                                          15,100           196,300
Stein Mart, Inc.*                                             69,100           413,909
                                                                       ---------------
                                                                             5,362,128
                                                                       ---------------

RETAIL - INTERNET -- 0.2%
Stamps.com, Inc.*                                             53,700           257,760
                                                                       ---------------
TRANSPORTATION -- 3.5%

Celadon Group, Inc.*                                          25,200           228,564
CNF, Inc.                                                     14,000           355,320
Coachmen Industries, Inc.                                     13,100           156,545
Hub Group, Inc. Cl. A*                                         6,200            54,436
Kirby Corp.*                                                   6,300           177,660
Landstar System, Inc.*                                        20,400         1,282,140
Skyline Corp.                                                 15,800           474,000
USF Corp.                                                     15,300           412,641
UTI Worldwide, Inc.                                           23,100           720,489
                                                                       ---------------
                                                                             3,861,795
                                                                       ---------------
TOTAL EQUITIES
(COST $101,348,514)                                                        106,642,967
                                                                       ===============

MUTUAL FUNDS -- 1.9%

FINANCIAL SERVICES
First Financial Fund                                          37,600           580,920
Government Reserve
  Investment Fund                                          1,009,484         1,009,484
iShares Russell 2000
  Value Index Fund                                             4,100           527,260
                                                                       ---------------
                                                                             2,117,664
                                                                       ---------------
TOTAL MUTUAL FUNDS
(COST $2,024,171)                                                            2,117,664
                                                                       ---------------
TOTAL LONG TERM INVESTMENTS
(COST $103,372,685)                                                        108,760,631
                                                                       ===============

                                                        PRINCIPAL
                                                         AMOUNT
                                                        ---------
SHORT-TERM INVESTMENTS  10.6%

CASH EQUIVALENTS  8.9%**
Bank of Montreal
  Eurodollar Time Deposit
1.080% 07/02/2003                                    $       210,197           210,197
Bank of Montreal
  Eurodollar Time Deposit
  1.150% 07/09/2003                                  $       164,841   $       164,841
Bayerische Hypo-und
  Vereinsbank Bank Note
  1.530% 09/09/2003                                        1,050,986         1,050,986
Canadian Imperial
  Bank of Commerce
  Bank Note
  1.500% 05/18/2004                                        1,050,986         1,050,986
Den Danske Bank
  Eurodollar Time Deposit
  1.040% 07/28/2003                                          210,197           210,197
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                          637,302           637,302
Goldman Sachs Group, Inc.
  Medium Term Note
  1.130% 09/17/2003                                          105,099           105,099
Keybank
  Eurodollar Time Deposit
  1.250% 07/01/2003                                          819,769           819,769
Merrill Lynch & Co.
  Medium Term Note
  1.615% 11/26/2003                                          157,648           157,648
Merrill Lynch Premier
  Institutional Money
  Market Fund                                                456,731           456,731
Merrimac Money
  Market Fund                                              1,718,362         1,718,362
Metropolitan Life
  Insurance Co.
  Funding Agreement
  1.350% 11/03/2003                                          525,493           525,493
Morgan Stanley
  Dean Witter & Co.
  1.455% 01/29/2004                                          420,394           420,394
National Bank
  of Commerce
  1.073% 11/19/2003                                          262,747           262,747
Royal Bank of Canada
  Eurodollar Time Deposit
  1.031% 07/07/2003                                          945,887           945,887
Royal Bank of Canada
  Eurodollar Time Deposit
  1.300% 07/01/2003                                          630,592           630,592
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.050% 07/28/2003                                          525,493           525,493
                                                                       ---------------
                                                                             9,892,724
                                                                       ---------------

    The accompanying notes are an integral part of the financial statements.

                                                       PRINCIPAL          MARKET
                                                        AMOUNT            VALUE
                                                       ---------          ------
REPURCHASE AGREEMENT -- 1.7%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  06/30/2003, 0.75%,
due 07/01/2003(a)                                    $     1,881,317   $     1,881,317
                                                                       ---------------
TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                         11,774,041
                                                                       ===============

TOTAL INVESTMENTS -- 108.3%
(COST $115,146,726)***                                                     120,534,672
                                                                       ---------------

OTHER ASSETS/
(LIABILITIES) -- (8.3%)                                                     (9,273,323)
                                                                       ===============

NET ASSETS -- 100.0%                                                   $   111,261,349
                                                                       ===============

NOTES TO PORTFOLIO OF INVESTMENTS
  *     Non-income producing security.
  **    Represents investments of security lending collateral. (NOTE 2).
  ***   Aggregate cost for Federal tax purposes. (NOTE 7).
  (a) Maturity value of $1,881,357. Collateralized by U.S. Government Agency obligation with a rate of 1.580%, maturity date of 06/15/2029, and an aggregate market value, including accrued interest, of $1,976,155.


             The remainder of this page is intentionally left blank.

MASSMUTUAL SMALL COMPANY VALUE FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                                   JUNE 30, 2003
                                                                                                    (UNAUDITED)
                                                                                                  ---------------
ASSETS:
        Investments, at value (cost $103,372,685) (NOTE 2)                                        $   108,760,631
        Short-term investments, at amortized cost (NOTE 2)                                             11,774,041
                                                                                                  ---------------
            Total Investments (including securities on loan with market values of $9,414,091)         120,534,672
        Cash                                                                                                5,327
        Receivables from:
            Investments sold                                                                              641,348
            Interest and dividends                                                                        163,463
                                                                                                  ---------------
                 Total assets                                                                         121,344,810
                                                                                                  ---------------
LIABILITIES:
        Payables for:
            Investments purchased                                                                          63,385
            Securities on loan (NOTE 2)                                                                 9,892,724
            Directors' fees and expenses (NOTE 3)                                                             773
            Affiliates (NOTE 3):
                 Investment management fees                                                                78,419
                 Administration fees                                                                       22,167
                 Service fees                                                                              11,435
        Accrued expense and other liabilities                                                              14,558
                                                                                                  ---------------
                 Total liabilities                                                                     10,083,461
                                                                                                  ---------------
        NET ASSETS                                                                                $   111,261,349
                                                                                                  ===============
NET ASSETS CONSIST OF:
        Paid-in capital                                                                           $   109,490,246
        Undistributed net investment income                                                               212,240
        Accumulated net realized loss on investments and futures contracts                             (3,829,083)
        Net unrealized appreciation on investments                                                      5,387,946
                                                                                                  ---------------
                                                                                                  $   111,261,349
                                                                                                  ===============
NET ASSETS:
        Class A                                                                                   $    29,795,543
                                                                                                  ===============
        Class L                                                                                   $     8,163,939
                                                                                                  ===============
        Class Y                                                                                   $    22,533,151
                                                                                                  ===============
        Class S                                                                                   $    50,613,539
                                                                                                  ===============
        Class N                                                                                   $       155,177
                                                                                                  ===============
SHARES OUTSTANDING:
        Class A                                                                                         3,062,972
                                                                                                  ===============
        Class L                                                                                           838,562
                                                                                                  ===============
        Class Y                                                                                         2,310,635
                                                                                                  ===============
        Class S                                                                                         5,178,387
                                                                                                  ===============
        Class N                                                                                            16,023
                                                                                                  ===============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        Class A                                                                                   $          9.73
                                                                                                  ===============
        Class L                                                                                   $          9.74
                                                                                                  ===============
        Class Y                                                                                   $          9.75
                                                                                                  ===============
        Class S                                                                                   $          9.77
                                                                                                  ===============
        Class N                                                                                   $          9.68
                                                                                                  ===============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                                 SIX MONTHS ENDED
                                                                                                   JUNE 30, 2003
                                                                                                    (UNAUDITED)
                                                                                                 ----------------
INVESTMENT INCOME (NOTE 2):
        Dividends                                                                                 $       591,274
        Interest (including securities lending income of $33,615)                                          43,345
                                                                                                  ---------------
                Total investment income                                                                   634,619
                                                                                                  ---------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                                               351,195
        Custody fees                                                                                       10,866
        Audit and legal fees                                                                                9,724
        Trustee reporting                                                                                   2,609
        Shareholder reporting fees                                                                          1,373
        Directors' fees (NOTE 3)                                                                              809
                                                                                                  ---------------
                                                                                                          376,576
        Administration fees (NOTE 3):
            Class A                                                                                        24,861
            Class L                                                                                        11,258
            Class Y                                                                                        20,563
            Class S                                                                                        36,202
            Class N                                                                                           230
        Service fees (NOTE 3):
            Class A                                                                                        17,298
            Class N                                                                                           141
        Distribution fees (NOTE 3):
            Class N                                                                                           141
                                                                                                  ---------------
                Total expenses                                                                            487,270
        Expenses waived (NOTE 3)                                                                          (12,699)
        Fees paid indirectly (NOTE 3)                                                                     (52,481)
                                                                                                  ---------------
                Net expenses                                                                              422,090
                                                                                                  ---------------
                NET INVESTMENT INCOME                                                                     212,529
                                                                                                  ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized loss on investment transactions                                                   (1,136,118)
        Net change in unrealized appreciation (depreciation) on investments                            11,881,503
                                                                                                  ---------------
                NET REALIZED AND UNREALIZED GAIN                                                       10,745,385
                                                                                                  ---------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $    10,957,914
                                                                                                  ===============

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SIX MONTHS ENDED
                                                                                      JUNE 30, 2003          YEAR ENDED
                                                                                       (UNAUDITED)       DECEMBER 31, 2002
                                                                                    ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment income                                                        $       212,529      $       353,079
        Net realized loss on investment transactions and futures contracts                (1,136,118)          (2,730,758)
        Net change in unrealized appreciation (depreciation) on investments               11,881,503           (6,493,557)
                                                                                     ---------------      ---------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               10,957,914           (8,871,236)
                                                                                     ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
        From net investment income:
        Class A                                                                                    -              (22,358)
        Class L                                                                                    -              (14,979)
        Class Y                                                                                    -             (106,919)
        Class S                                                                                    -             (197,514)
                                                                                     ---------------      ---------------
            TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                                         -             (341,770)
                                                                                     ---------------      ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                                           19,225,402            9,660,778
        Class L                                                                            3,807,889            3,544,959
        Class Y                                                                              327,829           19,719,601
        Class S                                                                              883,685           42,202,927
        Class N                                                                               38,871              100,500*
                                                                                     ---------------      ---------------
            INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                       24,283,676           75,228,765
                                                                                     ---------------      ---------------
        TOTAL INCREASE IN NET ASSETS                                                      35,241,590           66,015,759
NET ASSETS:
        Beginning of period                                                               76,019,759           10,004,000
                                                                                     ---------------      ---------------
        End of period (including undistributed net investment income of
           $212,240 and distributions in excess of net investment income of
           $289, respectively)                                                       $   111,261,349      $    76,019,759
                                                                                     ===============      ===============

  *     CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              CLASS A
                                                                              -------
                                                       SIX MONTHS ENDED
                                                            6/30/03         YEAR ENDED       PERIOD ENDED
                                                          (UNAUDITED)        12/31/02         12/31/01~
                                                       -----------------    ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $     8.66        $    10.00        $    10.00
                                                          ----------        ----------        ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.01***           0.05***              -
  Net realized and unrealized gain (loss)
     on investments                                             1.06             (1.37)                -
                                                          ----------        ----------        ----------
       Total income (loss) from investment
         operations                                             1.07             (1.32)                -
                                                          ----------        ----------        ----------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                       -             (0.02)                -
                                                          ----------        ----------        ----------
NET ASSET VALUE, END OF PERIOD                            $     9.73        $     8.66        $    10.00
                                                          ==========        ==========        ==========
TOTAL RETURN@                                                  12.49%**         (13.27)%               -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $   29,796        $    8,602        $        1
  Ratio of expenses to average daily net
     assets:
     Before expense waiver                                      1.52%*            1.64%                -
     After expense waiver#                                      1.34%*(a)         1.37%(a)             -
  Net investment income to average daily
     net assets                                                 0.26%*            0.52%                -
  Portfolio turnover rate                                         22%**             69%              N/A

                                                                             CLASS L
                                                                             -------
                                                       SIX MONTHS ENDED
                                                            6/30/03         YEAR ENDED       PERIOD ENDED
                                                         (UNAUDITED)         12/31/02         12/31/01~
                                                       ----------------     ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $     8.65        $    10.00        $    10.00
                                                          ----------        ----------        ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.02***           0.08***              -
  Net realized and unrealized gain (loss)
     on investments                                             1.07             (1.39)                -
                                                          ----------        ----------        ----------
       Total income (loss) from investment
         operations                                             1.09             (1.31)                -
                                                          ----------        ----------        ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                       -             (0.04)                -
                                                          ----------        ----------        ----------
NET ASSET VALUE, END OF PERIOD                            $     9.74        $     8.65        $    10.00
                                                          ==========        ==========        ==========
TOTAL RETURN@                                                  12.60%**         (13.10)%               -
RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $    8,164        $    3,252        $        1
  Ratio of expenses to average daily net
     assets:
     Before expense waiver                                      1.27%*            1.39%                -
     After expense waiver#                                      1.11%*(a)         1.11%(a)             -
  Net investment income to average daily
     net assets                                                 0.46%*            0.86%                -
  Portfolio turnover rate                                         22%**             69%              N/A

                                                                             CLASS Y
                                                                             -------
                                                       SIX MONTHS ENDED
                                                           6/30/03          YEAR ENDED       PERIOD ENDED
                                                          (UNAUDITED)        12/31/02          12/31/01~
                                                       ----------------     ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $     8.66        $    10.00        $    10.00
                                                          ----------        ----------        ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.02***           0.11***              -
  Net realized and unrealized gain (loss)
     on investments                                             1.07             (1.40)                -
                                                          ----------        ----------        ----------
       Total income (loss) from investment
         operations                                             1.09             (1.29)                -
                                                          ----------        ----------        ----------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                       -             (0.05)                -
                                                          ----------        ----------        ----------
NET ASSET VALUE, END OF PERIOD                            $     9.75        $     8.66        $    10.00
                                                          ==========        ==========        ==========
TOTAL RETURN@                                                  12.59%**         (12.92)%               -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $   22,533        $   19,708        $        1
  Ratio of expenses to average daily net
     assets:
     Before expense waiver                                      1.12%*            1.24%                -
     After expense waiver#                                      0.97%*(a)         0.92%(a)             -
  Net investment income to average daily
     net assets                                                 0.55%*            1.32%                -
  Portfolio turnover rate                                         22%**             69%              N/A

                                                                             CLASS S
                                                                             -------
                                                       SIX MONTHS ENDED
                                                            6/30/03         YEAR ENDED       PERIOD ENDED
                                                          (UNAUDITED)        12/31/02         12/31/01~
                                                       ----------------     ----------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $     8.67        $    10.00        $    10.00
                                                          ----------        ----------        ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.03***           0.07***              -
  Net realized and unrealized gain (loss)
     on investments                                             1.07             (1.36)                -
                                                          ----------        ----------        ----------
       Total income (loss) from investment
         operations                                             1.10             (1.29)                -
                                                          ----------        ----------        ----------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                       -             (0.04)                -
                                                          ----------        ----------        ----------
NET ASSET VALUE, END OF PERIOD                            $     9.77        $     8.67        $    10.00
                                                          ==========        ==========        ==========
TOTAL RETURN@                                                  12.69%**         (12.92)%               -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $   50,614        $   44,356        $   10,001
  Ratio of expenses to average daily net
     assets:
     Before expense waiver                                      1.08%*            1.20%                -
     After expense waiver#                                      0.93%*(a)         0.96%(a)             -
  Net investment income to average daily
     net assets                                                 0.59%*            0.76%                -
  Portfolio turnover rate                                         22%**             69%              N/A

  *     ANNUALIZED.
  **    PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***   PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ~     THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2001.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEAR ENDED DECEMBER 31, 2002 AND THE SIX MONTHS ENDED JUNE 30, 2003. '
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHARGES.
  (a) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMIS

    The accompanying notes are an integral part of the financial statements.

                                                                       CLASS N
                                                                       -------
                                                       SIX MONTHS ENDED
                                                           6/30/03             PERIOD ENDED
                                                         (UNAUDITED)            12/31/02~~
                                                       -----------------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $   8.63               $   8.59
                                                          --------               --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                        (0.01)***               0.00***+
  Net realized and unrealized gain on investments             1.06                   0.04
                                                          --------               --------
       Total income from investment operations                1.05                   0.04
                                                          --------               --------
NET ASSET VALUE, END OF PERIOD                            $   9.68               $   8.63
                                                          ========               ========
TOTAL RETURN@                                                12.17%**(b)                -^

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $    155               $    101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.82%*                    -^
     After expense waiver#                                    1.66%*(a)                 -^
  Net investment loss to average daily net assets            (0.13)%*                   -^
  Portfolio turnover rate                                       22%**                  69%

  *     ANNUALIZED.
  **    PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***   PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ~~    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  ^     AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  +     NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEAR ENDED DECEMBER 31, 2002 AND THE SIX MONTHS ENDED JUNE 30, 2003.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHARGES.
  (a) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
  (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SMALL CAP EQUITY FUND - PORTFOLIO MANAGER REPORT

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES FOR THE MASSMUTUAL SMALL CAP EQUITY FUND?

The objectives and policies of the Fund are to:
-  achieve long-term growth of capital and income
- invest primarily in a diversified portfolio of equity securities of smaller companies (companies with market capitalizations consistent with companies in the Russell 2000 Index)
-  utilize a value-oriented strategy in making investment decisions
-  utilize fundamental analysis to identify companies which:
   - are of high investment quality or possess a unique product, market position or operating characteristics
   - offer above-average levels of profitability or superior growth potential
   - are attractively valued in the marketplace

HOW DID THE FUND PERFORM DURING THE FIRST HALF OF 2003?

For the six months ending June 30, 2003, the Fund's Class S shares returned 11.82%, underperforming the 17.88% return of the Russell 2000 Index, a broadly based, unmanaged index of 2000 small capitalization common stocks.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

First quarter 2003 equity market performance rotated around war with Iraq, creating a heightened atmosphere of uncertainty that affected all areas of the market. Pre-war jitters during the quarter's first two months resulted in strong downward pressure on stocks. Sentiment soon shifted, however, as the war began and markets rallied in anticipation of a quick and easy victory for U.S. and allied forces. After the rally, investors paused once again, and gave back most of the euphoria-based gains. When all was said and done, equity markets remained largely flat for the first quarter and with much of the same uncertainty that characterized the beginning of the quarter. Aside from war, the quarter featured a continuation of generally downward economic data. For example, consumer confidence fell to its lowest level since October 1993, consumer spending gradually slowed, businesses drove inventories down and refrained from hiring, and gas prices marched steadily higher.

During the first quarter, the portfolio's results were driven largely by favorable stock selection in the financial services, health care, and materials and processing sectors. We also benefited from both a sector underweight and stock selection in materials and processing, an area of minimal exposure. On the downside, consumer discretionary and technology were two areas that hurt the Fund during the first quarter. Consumer-oriented companies also disappointed throughout the period, as war preoccupation had investors questioning the sustainability of spending.

Turning to the second quarter, equity markets surged as the war in Iraq ended in an environment of continued fiscal and economic stimulus. In fact, all of the Frank Russell Company equity indexes posted double-digit advances during the period, with the Russell 2000 Index leading the way, returning 23.4% for the quarter. This represented the largest quarterly gain for the Russell 2000 Index since the first quarter of 1991 - and could point to strengthening in economic fundamentals moving forward, as small cap stocks are often the first capitalization segment to benefit from economic recovery.

During the period, small cap stocks outperformed large cap stocks by a large margin, with the technology, health care, producer durables and consumer discretionary sectors providing the highest returns within the small cap market. The areas that detracted most from relative performance on both a stock selection and sector weighting basis were health care, technology and financial services. In financial services, performance was mixed, as a few of our holdings gained on takeovers, but most did not advance as briskly as the market.

Areas that were favorable during the second quarter included the consumer discretionary and autos and transportation sectors - although both areas are relatively small components of the small cap market. Additionally, we were helped by favorable relative sector weightings in the materials and processing and producer durables sectors.

WHAT IS YOUR OUTLOOK?

We expect the economy to gain some GRADUAL momentum in the second half of the year, driven by the massive amounts of monetary stimulus present today and the additional fiscal stimulus coming from Washington in 2004. Further, portions of the investing community have also begun to anticipate a gradual recovery. This is evidenced by the four consecutive months (March through June) during the first half of 2003, when we witnessed net inflows into equity mutual funds totaling $40 billion. This follows almost a full year of consecutive monthly net outflows.

We caution, however, that we are heading into "earnings season"--the time when many U.S. companies report their second quarter operating results and their near-term outlooks. Expectations for a second-half recovery have begun to get priced into the market, but they are predicated on encouraging earnings news. If that fails to materialize, it could be a long summer for many investors.

              MASSMUTUAL SMALL CAP EQUITY FUND
              LARGEST STOCK HOLDINGS (6/30/03)

     White Mountains Insurance Group Limited
     Carlisle Companies, Inc.
     Teleflex, Inc.
     IPC Holdings Limited
     Arbitron, Inc.
     Coherent, Inc.
     Cognex Corp.
     Dionex Corp.
     Chittenden Corp.
     Webster Financial Corp.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Small Cap Equity Fund Class S and the Russell 2000 Index

MASSMUTUAL SMALL CAP EQUITY FUND
TOTAL RETURN

                                                              FIVE YEAR          SINCE INCEPTION
                     YEAR TO DATE         ONE YEAR         AVERAGE ANNUAL        AVERAGE ANNUAL
                  1/1/03 - 6/30/03    7/1/02 - 6/30/03    7/1/98 - 6/30/03      10/3/94 - 6/30/03
Class S                11.82%              -3.03%               0.57%                 8.61%
-------------------------------------------------------------------------------------------------
Russell 2000
  Index                17.88%              -1.64%               0.97%                 8.11%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                CLASS S   RUSSELL 2000 INDEX
 10/3/94       $ 10,000             $ 10,000
Jun-1995       $ 10,507             $ 11,228
Jun-1996       $ 12,794             $ 13,910
Jun-1997       $ 16,665             $ 16,181
Jun-1998       $ 20,010             $ 18,852
Jun-1999       $ 18,721             $ 19,134
Jun-2000       $ 19,378             $ 21,875
Jun-2001       $ 21,130             $ 22,000
Jun-2002       $ 21,229             $ 20,109
Jun-2003       $ 20,585             $ 19,779

Hypothetical Investments in MassMutual Small Cap Equity Fund Class A, Class Y and the Russell 2000 Index

MASSMUTUAL SMALL CAP EQUITY FUND
TOTAL RETURN

                                                              FIVE YEAR          SINCE INCEPTION
                     YEAR TO DATE         ONE YEAR         AVERAGE ANNUAL        AVERAGE ANNUAL
                  1/1/03 - 6/30/03    7/1/02 - 6/30/03    7/1/98 - 6/30/03      1/1/98 - 6/30/03
Class A                11.63%               -3.52%             0.04%                 0.40%
Class Y                11.78%               -3.14%             0.43%                 0.79%
-------------------------------------------------------------------------------------------------
Russell 2000
  Index                17.88%               -1.64%             0.97%                 1.76%

[CHART]

                CLASS A     CLASS Y   RUSSELL 2000 INDEX
  1/1/98       $ 10,000   $  10,000            $  10,000
Jun-1998       $ 10,200   $  10,220            $  10,493
Jun-1999       $  9,477   $   9,540            $  10,650
Jun-2000       $  9,767   $   9,865            $  12,176
Jun-2001       $ 10,594   $  10,747            $  12,245
Jun-2002       $ 10,595   $  10,781            $  11,193
Jun-2003       $ 10,222   $  10,443            $  11,009

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 2000 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Small Cap Equity Fund Class L and the Russell 2000 Index

MASSMUTUAL SMALL CAP EQUITY FUND
TOTAL RETURN

                                                                SINCE INCEPTION
                       YEAR TO DATE           ONE YEAR           AVERAGE ANNUAL
                     1/1/03 - 6/30/03     7/1/02 - 6/30/03      5/3/99 - 6/30/03
Class L                   11.79%               -3.21%                4.03%
--------------------------------------------------------------------------------
Russell 2000 Index        17.88%               -1.64%                2.23%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                 CLASS L    RUSSELL 2000 INDEX
  5/3/99        $ 10,000              $ 10,000
Jun-1999        $ 10,813              $ 10,605
Jun-2000        $ 11,178              $ 12,124
Jun-2001        $ 12,157              $ 12,193
Jun-2002        $ 12,180              $ 11,145
Jun-2003        $ 11,789              $ 10,962

Hypothetical Investments in MassMutual Small Cap Equity Fund Class N, Class N (CDSC fees deducted) and the Russell 2000 Index

MASSMUTUAL SMALL CAP EQUITY FUND
TOTAL RETURN

                                 YEAR TO DATE         SINCE INCEPTION
                               1/1/03 - 6/30/03      12/31/02 - 6/30/03
Class N                              11.36%                12.48%
Class N (CDSC fees deducted)         10.36%                11.48%
-----------------------------------------------------------------------
Russell 2000 Index                   17.88%                18.17%

[CHART]

                CLASS N     CLASS N (CDSC FEES DEDUCTED)      RUSSELL 2000 INDEX
12/31/2002     $ 10,000                         $ 10,000               $  10,000
Mar-2003       $  9,621                         $  9,521               $   9,551
Jun-2003       $ 11,248                         $ 11,148               $  11,788

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 2000 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL SMALL CAP EQUITY FUND - PORTFOLIO OF INVESTMENTS

JUNE 30, 2003 (UNAUDITED)

                                                       NUMBER OF             MARKET
                                                        SHARES                VALUE
                                                       ---------             ------
EQUITIES -- 92.9%
AIR TRANSPORTATION -- 2.0%
SkyWest, Inc.                                                451,500      $     8,605,590
                                                                          ---------------

BANKING, SAVINGS & LOANS -- 7.0%
Connecticut
  Bancshares, Inc.                                            87,000            3,414,750
First Niagara Financial
  Group, Inc.                                                266,900            3,725,924
First Republic Bank*                                         233,800            6,219,080
Pacific Capital Bancorp                                      239,766            8,403,798
Webster Financial Corp.                                      246,848            9,330,854
                                                                          ---------------
                                                                               31,094,406
                                                                          ---------------

BROADCASTING, PUBLISHING & PRINTING -- 2.4%
Gray Television, Inc.                                        431,700            5,353,080
Lin TV Corp. Cl. A*                                          225,800            5,317,590
                                                                          ---------------
                                                                               10,670,670
                                                                          ---------------

BUILDING MATERIALS & CONSTRUCTION -- 1.2%
ElkCorp                                                      234,300            5,271,750
                                                                          ---------------

COMMERCIAL SERVICES -- 5.6%
ADVO, Inc.*                                                  174,900            7,765,560
Arbitron, Inc.*                                              309,000           11,031,300
FTI Consulting, Inc.*                                        112,500            2,809,125
National Processing, Inc.*                                   201,500            3,240,120
                                                                          ---------------
                                                                               24,846,105
                                                                          ---------------

COMMUNICATIONS -- 2.1%
CT Communications, Inc.                                      576,500            6,197,375
Inet Technologies, Inc.*                                     305,100            3,041,847
                                                                          ---------------
                                                                                9,239,222
                                                                          ---------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 1.2%
Veridian Corp.*                                              146,400            5,107,896
                                                                          ---------------

COMPUTERS & INFORMATION -- 0.6%
ProQuest Co.*                                                110,800            2,858,640
                                                                          ---------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 12.6%
Baldor Electric Co.                                           97,200            2,002,320
Cognex Corp.*                                                491,800           10,991,730
Lattice Semiconductor Corp.*                                 693,700            5,709,151
Methode
  Electronics, Inc. Cl. A                                    301,900            3,245,425
Mykrolis Corp.*                                              518,900            5,266,835
Newport Corp.*                                               419,900            6,214,520
Technitrol, Inc.*                                            555,800            8,364,790
Teleflex, Inc.                                               321,100           13,662,805
                                                                          ---------------
                                                                               55,457,576
                                                                          ---------------

ENERGY -- 5.5%
Rowan Companies, Inc.*                                       345,800            7,745,920
Tidewater, Inc.                                              134,100      $     3,938,517
Unit Corp.*                                                  330,800            6,917,028
W-H Energy Services, Inc.*                                   300,300            5,849,844
                                                                          ---------------
                                                                               24,451,309
                                                                          ---------------

FINANCIAL SERVICES -- 8.7%
Chittenden Corp.                                             355,100            9,711,985
Eaton Vance Corp.                                            275,100            8,693,160
Fidelity Bankshares, Inc.                                    199,900            4,457,770
Jefferies Group, Inc.                                        106,100            5,282,719
Mid-Atlantic Realty Trust                                    231,600            4,849,704
Stewart (W.P.) &
  Co. Limited                                                237,400            5,317,760
                                                                          ---------------
                                                                               38,313,098
                                                                          ---------------

FOODS -- 1.6%
Performance Food
  Group Co.*                                                 186,300            6,893,100
                                                                          ---------------

HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 2.9%
La-Z-Boy, Inc.                                               179,300            4,012,734
Miller (Herman), Inc.                                        439,400            8,880,274
                                                                          ---------------
                                                                               12,893,008
                                                                          ---------------

INDUSTRIAL - DIVERSIFIED -- 3.3%
Carlisle Companies, Inc.                                     343,500           14,481,960
                                                                          ---------------

INSURANCE -- 13.2%
The Commerce
  Group, Inc.                                                161,300            5,839,060
HCC Insurance
  Holdings, Inc.                                             216,800            6,410,776
Infinity Property &
  Casualty Corp.                                             220,700            5,217,348
IPC Holdings Limited                                         366,000           12,261,000
Philadelphia Consolidated
  Holding Corp.*                                             225,900            9,126,360
ProAssurance Corp.*                                          163,300            4,407,467
White Mountains
  Insurance Group Limited                                     37,400           14,773,000
                                                                          ---------------
                                                                               58,035,011
                                                                          ---------------

MACHINERY & COMPONENTS -- 8.2%
Actuant Corp. Cl. A*                                          53,500            2,531,621
Hardinge, Inc.                                               429,150            3,476,115
Helix Technology Corp.                                       529,900            7,010,577
IDEX Corp.                                                   113,300            4,105,992
Kaydon Corp.                                                 289,800            6,027,840
Regal-Beloit Corp.                                           207,000            3,953,700
Roper Industries, Inc.                                       248,300            9,236,760
                                                                          ---------------
                                                                               36,342,605
                                                                          ---------------

MEDICAL SUPPLIES -- 4.8%
Coherent, Inc.*                                              460,100      $    11,010,193
Dionex Corp.*                                                252,100           10,020,975
                                                                          ---------------
                                                                               21,031,168
                                                                          ---------------

PHARMACEUTICALS -- 3.7%
ICN Pharmaceuticals, Inc.                                    264,200            4,427,992
Pharmaceutical
  Resources, Inc.*                                            98,300            4,783,278
Taro Pharmaceutical
  Industries Limited*                                        130,400            7,156,352
                                                                          ---------------
                                                                               16,367,622
                                                                          ---------------

RESTAURANTS -- 0.2%
RARE Hospitality
  International, Inc.*                                        32,621            1,066,054
                                                                          ---------------

RETAIL -- 1.7%
Michaels Stores, Inc.*                                       195,100            7,425,506
                                                                          ---------------

TRANSPORTATION -- 4.4%
Heartland Express, Inc.*                                     309,090            6,877,253
Landstar System, Inc.*                                        68,700            4,317,795
Robinson (C.H.)
  Worldwide, Inc.                                            235,300            8,367,268
                                                                          ---------------
                                                                               19,562,316
                                                                          ---------------

TOTAL EQUITIES
(COST $401,025,479)                                                           410,014,612
                                                                          ===============

                                                       PRINCIPAL
                                                         AMOUNT
                                                       ---------
SHORT-TERM INVESTMENTS -- 17.4%
CASH EQUIVALENTS -- 10.1%**
Bank of Montreal
  Eurodollar Time Deposit
  1.080% 07/02/2003                                  $       942,604              942,604
Bank of Montreal
  Eurodollar Time Deposit
  1.150% 07/09/2003                                          739,211              739,211
Bayerische Hypo-und
  Vereinsbank Bank Note
  1.530% 09/09/2003                                        4,713,019            4,713,019
Canadian Imperial Bank of
  Commerce Bank Note
  1.500% 05/18/2004                                        4,713,019            4,713,019
Den Danske Bank
  Eurodollar Time Deposit
  1.040% 07/28/2003                                          942,604              942,604
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                        2,857,902            2,857,902

    The accompanying notes are an integral part of the financial statements.

                                                       PRINCIPAL              MARKET
                                                         AMOUNT               VALUE
                                                       ---------              ------
Goldman Sachs Group, Inc.
  Medium Term Note
  1.130% 09/17/2003                                  $       471,302      $       471,302
Keybank
  Eurodollar Time Deposit
  1.250% 07/01/2003                                        3,676,155            3,676,155
Merrill Lynch & Co.
  Medium Term Note
  1.615% 11/26/2003                                          706,953              706,953
Merrill Lynch Premier
  Institutional Money
  Market Fund                                              2,048,156            2,048,156
Merrimac Money
  Market Fund                                              7,705,786            7,705,786
Metropolitan Life
  Insurance Co.
  Funding Agreement
  1.350% 11/03/2003                                        2,356,509            2,356,509
Morgan Stanley
  Dean Witter & Co.
  1.455% 01/29/2004                                        1,885,208            1,885,208
National Bank
  of Commerce
  1.073% 11/19/2003                                        1,178,255            1,178,255
Royal Bank of Canada
  Eurodollar Time Deposit
  1.031% 07/07/2003                                        4,241,717            4,241,717
Royal Bank of Canada
  Eurodollar Time Deposit
  1.300% 07/01/2003                                        2,827,811            2,827,811
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.050% 07/28/2003                                        2,356,509            2,356,509
                                                                          ---------------
                                                                               44,362,720
                                                                          ---------------

REPURCHASE AGREEMENT -- 7.3%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  06/30/2003, 0.75%,
  due 07/01/2003(a)                                       32,261,608           32,261,608
                                                                          ---------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                            76,624,328
                                                                          ===============
TOTAL INVESTMENTS -- 110.3%
(COST $477,649,807)***                                                        486,638,940

OTHER ASSETS/
(LIABILITIES)                                                  (10.3%)        (45,527,601)
                                                                          ===============

NET ASSETS -- 100.0%                                                      $   441,111,339
                                                                          ===============

NOTES TO PORTFOLIO OF INVESTMENTS
  *     Non-income producing security.
  **    Represents investments of security lending collateral. (NOTE 2).
  ***   Aggregate cost for Federal tax purposes. (NOTE 7).
  (a) Maturity value of $32,262,280. Collateralized by U.S. Government Agency obligations with rates of 1.508-1.535%, maturity dates of 09/18/2031-03/25/2033, and aggregate market value, including accrued interest, of $33,878,551.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SMALL CAP EQUITY FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                                   JUNE 30, 2003
                                                                                                    (UNAUDITED)
                                                                                                  ---------------
ASSETS:
        Investments, at value (cost $401,025,479) (NOTE 2)                                        $   410,014,612
        Short-term investments, at amortized cost (NOTE 2)                                             76,624,328
                                                                                                  ---------------
            Total Investments (including securities on loan with market values of $43,050,226)        486,638,940
        Cash                                                                                                2,665
        Receivables from:
            Investments sold                                                                               25,263
            Interest and dividends                                                                        159,478
                                                                                                  ---------------
                 Total assets                                                                         486,826,346
                                                                                                  ---------------
LIABILITIES:
        Payables for:
            Investments purchased                                                                       1,056,185
            Securities on loan (NOTE 2)                                                                44,362,720
            Directors' fees and expenses (NOTE 3)                                                          10,461
            Affiliates (NOTE 3):
                 Investment management fees                                                               216,869
                 Administration fees                                                                       47,407
                 Service fees                                                                               5,668
        Accrued expense and other liabilities                                                              15,697
                                                                                                  ---------------
                 Total liabilities                                                                     45,715,007
                                                                                                  ---------------
        NET ASSETS                                                                                $   441,111,339
                                                                                                  ===============
NET ASSETS CONSIST OF:
        Paid-in capital                                                                           $   442,148,654
        Undistributed net investment income                                                               915,039
        Accumulated net realized loss on investments                                                  (10,941,487)
        Net unrealized appreciation on investments                                                      8,989,133
                                                                                                  ---------------
                                                                                                  $   441,111,339
                                                                                                  ===============
NET ASSETS:
        Class A                                                                                   $     9,521,004
                                                                                                  ===============
        Class L                                                                                   $    61,337,992
                                                                                                  ===============
        Class Y                                                                                   $    11,260,729
                                                                                                  ===============
        Class S                                                                                   $   358,878,573
                                                                                                  ===============
        Class N                                                                                   $       113,041
                                                                                                  ===============
SHARES OUTSTANDING:
        Class A                                                                                           840,287
                                                                                                  ===============
        Class L                                                                                         5,391,723
                                                                                                  ===============
        Class Y                                                                                           988,343
                                                                                                  ===============
        Class S                                                                                        31,336,071
                                                                                                  ===============
        Class N                                                                                            10,029
                                                                                                  ===============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        Class A                                                                                   $         11.33
                                                                                                  ===============
        Class L                                                                                   $         11.38
                                                                                                  ===============
        Class Y                                                                                   $         11.39
                                                                                                  ===============
        Class S                                                                                   $         11.45
                                                                                                  ===============
        Class N                                                                                   $         11.27
                                                                                                  ===============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                                  SIX MONTHS ENDED
                                                                                                   JUNE 30, 2003
                                                                                                    (UNAUDITED)
                                                                                                  ----------------
INVESTMENT INCOME (NOTE 2):
        Dividends                                                                                 $     2,148,088
        Interest (including securities lending income of $17,858)                                          39,625
                                                                                                  ---------------
                Total investment income                                                                 2,187,713
                                                                                                  ---------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                                                             1,159,037
        Custody fees                                                                                       21,436
        Audit and legal fees                                                                               11,277
        Shareholder reporting fees                                                                          6,935
        Directors' fees (NOTE 3)                                                                            4,325
        Trustee reporting                                                                                   2,609
                                                                                                  ---------------
                                                                                                        1,205,619
        Administration fees (NOTE 3):
            Class A                                                                                        14,651
            Class L                                                                                        84,945
            Class Y                                                                                        11,646
            Class S                                                                                       138,324
            Class N                                                                                           195
        Service fees (NOTE 3):
            Class A                                                                                        10,950
            Class N                                                                                           127
        Distribution fees (NOTE 3):
            Class N                                                                                           127
                                                                                                  ---------------
                Total expenses                                                                          1,466,584
        Fees paid indirectly (NOTE 3)                                                                      (1,982)
                                                                                                  ---------------
                Net expenses                                                                            1,464,602
                                                                                                  ---------------
                NET INVESTMENT INCOME                                                                     723,111
                                                                                                  ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized loss on investment transactions                                                   (1,556,656)
        Net change in unrealized appreciation (depreciation) on investments                            46,098,269
                                                                                                  ---------------
                NET REALIZED AND UNREALIZED GAIN                                                       44,541,613
                                                                                                  ---------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $    45,264,724
                                                                                                  ===============

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     SIX MONTHS ENDED
                                                                                      JUNE 30, 2003          YEAR ENDED
                                                                                       (UNAUDITED)       DECEMBER 31, 2002
                                                                                     ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                                $       723,111      $     1,695,277
        Net realized gain (loss) on investment transactions                               (1,556,656)          28,003,299
        Net change in unrealized appreciation (depreciation) on investments               46,098,269         (103,226,836)
                                                                                     ---------------      ---------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               45,264,724          (73,528,260)
                                                                                     ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
        From net investment income:
        Class L                                                                                    -              (99,670)
        Class Y                                                                                    -              (53,006)
        Class S                                                                                    -           (1,546,007)
                                                                                     ---------------      ---------------
            TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                                         -           (1,698,683)
                                                                                     ---------------      ---------------
        Tax return of capital:
        Class L                                                                                    -                 (974)
        Class Y                                                                                    -                 (518)
        Class S                                                                                    -              (15,100)
                                                                                     ---------------      ---------------
            TOTAL TAX RETURN OF CAPITAL                                                            -              (16,592)
                                                                                     ---------------      ---------------
        From net realized gains:
        Class A                                                                                    -             (650,837)
        Class L                                                                                    -           (3,268,461)
        Class Y                                                                                    -           (1,061,752)
        Class S                                                                                    -          (24,602,711)
                                                                                     ---------------      ---------------
            TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                                            -          (29,583,761)
                                                                                     ---------------      ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                                             (522,051)           2,857,569
        Class L                                                                            9,200,308           13,551,688
        Class Y                                                                           (4,703,300)           2,855,443
        Class S                                                                          (24,405,911)        (111,987,304)
        Class N                                                                                    -              100,500*
                                                                                     ---------------      ---------------
            DECREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                      (20,430,954)         (92,622,104)
                                                                                     ---------------      ---------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                                           24,833,770         (197,449,400)
NET ASSETS:
        Beginning of period                                                              416,277,569          613,726,969
                                                                                     ---------------      ---------------
        End of period (including undistributed net investment income of
           $915,039 and $191,928, respectively)                                      $   441,111,339      $   416,277,569
                                                                                     ===============      ===============

  *     CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             CLASS A
                                                                             -------
                                                       SIX MONTHS ENDED
                                                           6/30/03          YEAR ENDED        YEAR ENDED
                                                          (UNAUDITED)        12/31/02          12/31/01
                                                       ----------------     ----------        ----------
NET ASSET VALUE, BEGINNING OF PERIOD                      $    10.15        $    12.62        $    13.36
                                                          ----------        ----------        ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                 (0.00)***++       (0.01)***         (0.00)***++
  Net realized and unrealized gain
     (loss) on investments                                      1.18             (1.68)             0.42
                                                          ----------        ----------        ----------
       Total income (loss) from investment
          operations                                            1.18             (1.69)             0.42
                                                          ----------        ----------        ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                       -                 -             (0.01)
  From net realized gains                                          -             (0.78)            (1.15)
                                                          ----------        ----------        ----------
       Total distributions                                         -             (0.78)            (1.16)
                                                          ----------        ----------        ----------
NET ASSET VALUE, END OF PERIOD                            $    11.33        $    10.15        $    12.62
                                                          ==========        ==========        ==========
TOTAL RETURN@                                                  11.63%**         (13.30)%            3.12%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $    9,521        $    9,079        $    8,361
  Ratio of expenses to average daily net assets:
     Before expense waiver                                      1.19%*            1.19%             1.19%
     After expense waiver                                       1.19%*(a)         1.19%(a)           N/A
  Net investment income (loss) to average daily
     net assets                                                (0.09)%*          (0.13)%           (0.01)%
  Portfolio turnover rate                                         14%**             49%               91%

                                                                              CLASS A
                                                                              -------
                                                          YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                           12/31/00          12/31/99         12/31/98+
                                                          ----------        ----------        ----------
NET ASSET VALUE, BEGINNING OF PERIOD                      $    13.56        $    14.07        $    17.48
                                                          ----------        ----------        ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                  0.01***           0.07***           0.03***
  Net realized and unrealized gain
     (loss) on investments                                      1.82             (0.13)            (1.78)
                                                          ----------        ----------        ----------
       Total income (loss) from investment
          operations                                            1.83             (0.06)            (1.75)
                                                          ----------        ----------        ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                   (0.08)            (0.09)            (0.12)
  From net realized gains                                      (1.95)            (0.36)            (1.54)
                                                          ----------        ----------        ----------
       Total distributions                                     (2.03)            (0.45)            (1.66)
                                                          ----------        ----------        ----------
NET ASSET VALUE, END OF PERIOD                            $    13.36        $    13.56        $    14.07
                                                          ==========        ==========        ==========
TOTAL RETURN@                                                  13.68%            (0.36)%           (9.58)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $    4,093        $      262        $      174
  Ratio of expenses to average daily net assets:
     Before expense waiver                                      1.19%             1.22%             1.30%
     After expense waiver                                        N/A               N/A               N/A
  Net investment income (loss) to average daily
     net assets                                                 0.07%             0.49%             0.19%
  Portfolio turnover rate                                         61%               34%               31%

                                                                                       CLASS L
                                                                                       -------
                                                   SIX MONTHS ENDED
                                                        6/30/03        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                       (UNAUDITED)      12/31/02       12/31/01       12/31/00       12/31/99~
                                                   -----------------   ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                   $    10.18      $    12.65     $    13.38     $    13.55     $    13.66
                                                       ----------      ----------     ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                      0.01***         0.01***        0.03***        0.05***        0.08***
  Net realized and unrealized gain
     (loss) on investments                                   1.19           (1.68)          0.43           1.82           0.32
                                                       ----------      ----------     ----------     ----------     ----------
       Total income (loss) from investment
          operations                                         1.20           (1.67)          0.46           1.87           0.40
                                                       ----------      ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                    -           (0.02)         (0.04)         (0.09)         (0.15)
  Tax return of capital                                         -           (0.00)++           -              -              -
  From net realized gains                                       -           (0.78)         (1.15)         (1.95)         (0.36)
                                                       ----------      ----------     ----------     ----------     ----------
       Total distributions                                      -           (0.80)         (1.19)         (2.04)         (0.51)
                                                       ----------      ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                         $    11.38      $    10.18     $    12.65     $    13.38     $    13.55
                                                       ==========      ==========     ==========     ==========     ==========
TOTAL RETURN@                                               11.79%**       (13.07)%         3.38%         13.97%          2.97%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                    $   61,338      $   45,887     $   42,174     $   22,795     $    1,634
  Ratio of expenses to average daily net assets:
     Before expense waiver                                   0.94%*          0.94%          0.94%          0.94%          0.94%*
     After expense waiver                                    0.94%*(a)       0.94%(a)        N/A            N/A            N/A
  Net investment income to average daily
     net assets                                              0.15%*          0.12%          0.25%          0.34%          0.83%*
  Portfolio turnover rate                                      14%**           49%            91%            61%            34%**

  *     ANNUALIZED.
  **    PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***   PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +     AMOUNTS HAVE BEEN RESTATED TO REFLECT REVERSE STOCK SPLITS.
  ++    NET INVESTMENT LOSS AND TAX RETURN OF CAPITAL ARE LESS THAN $0.01 PER
        SHARE.
  ~ FOR THE PERIOD FROM MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (a) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                             CLASS Y
                                                                             -------
                                                      SIX MONTHS ENDED
                                                           6/30/03          YEAR ENDED        YEAR ENDED
                                                         (UNAUDITED)         12/31/02          12/31/01
                                                      ----------------      ----------        ----------
NET ASSET VALUE, BEGINNING OF PERIOD                      $    10.19        $    12.66        $    13.39
                                                          ----------        ----------        ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.02***           0.03***           0.05***
  Net realized and unrealized gain
    (loss) on investments                                       1.18             (1.68)             0.44
                                                          ----------        ----------        ----------
      Total income (loss) from investment
        operations                                              1.20             (1.65)             0.49
                                                          ----------        ----------        ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                       -             (0.04)            (0.07)
  Tax return of capital                                            -             (0.00)++              -
  From net realized gains                                          -             (0.78)            (1.15)
                                                          ----------        ----------        ----------
      Total distributions                                          -             (0.82)            (1.22)
                                                          ----------        ----------        ----------
NET ASSET VALUE, END OF PERIOD                            $    11.39        $    10.19        $    12.66
                                                          ==========        ==========        ==========
TOTAL RETURN@                                                  11.78%**         (12.93)%            3.56%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $   11,261        $   14,820        $   15,265
  Ratio of expenses to average daily net assets:
    Before expense waiver                                       0.79%*            0.79%             0.79%
    After expense waiver                                        0.79%*(a)         0.79%(a)           N/A
  Net investment income to average daily
    net assets                                                  0.33%*            0.27%             0.40%
  Portfolio turnover rate                                         14%**             49%               91%

                                                                             CLASS Y
                                                                             -------
                                                          YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                           12/31/00          12/31/99          12/31/98+
                                                          ----------        ----------        ----------
NET ASSET VALUE, BEGINNING OF PERIOD                      $    13.56        $    14.06        $    17.51
                                                          ----------        ----------        ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.08***           0.12***           0.11***
  Net realized and unrealized gain
    (loss) on investments                                       1.79             (0.11)            (1.81)
                                                          ----------        ----------        ----------
      Total income (loss) from investment
        operations                                              1.87              0.01             (1.70)
                                                          ----------        ----------        ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                   (0.09)            (0.15)            (0.21)
  Tax return of capital                                            -                 -                 -
  From net realized gains                                      (1.95)            (0.36)            (1.54)
                                                          ----------        ----------        ----------
      Total distributions                                      (2.04)            (0.51)            (1.75)
                                                          ----------        ----------        ----------
NET ASSET VALUE, END OF PERIOD                            $    13.39        $    13.56        $    14.06
                                                          ==========        ==========        ==========
TOTAL RETURN@                                                  14.02%             0.13%            (9.25)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $    7,444        $    3,990        $      568
  Ratio of expenses to average daily net assets:
    Before expense waiver                                       0.78%             0.80%             0.85%
    After expense waiver                                         N/A               N/A               N/A
  Net investment income to average daily
    net assets                                                  0.54%             0.86%             0.67%
  Portfolio turnover rate                                         61%               34%               31%

                                                                              CLASS S
                                                                              -------
                                                      SIX MONTHS ENDED
                                                           6/30/03          YEAR ENDED        YEAR ENDED
                                                          (UNAUDITED)        12/31/02          12/31/01
                                                      ----------------      ----------        ----------
NET ASSET VALUE, BEGINNING OF PERIOD                      $    10.24        $    12.71        $    13.43
                                                          ----------        ----------        ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.02***           0.04***           0.07***
  Net realized and unrealized gain
    (loss) on investments                                       1.19             (1.68)             0.43
                                                          ----------        ----------        ----------
       Total income (loss) from investment
         operations                                             1.21             (1.64)             0.50
                                                          ----------        ----------        ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                       -             (0.05)            (0.07)
  Tax return of capital                                            -             (0.00)++              -
  From net realized gains                                          -             (0.78)            (1.15)
                                                          ----------        ----------        ----------
    Total distributions                                            -             (0.83)            (1.22)
                                                          ----------        ----------        ----------
NET ASSET VALUE, END OF PERIOD                            $    11.45        $    10.24        $    12.71
                                                          ==========        ==========        ==========
TOTAL RETURN@                                                  11.82%**         (12.80)%            3.63%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $  358,879        $  346,390        $  547,927
  Ratio of expenses to average daily net assets:
Before expense waiver                                           0.69%*            0.69%             0.69%
After expense waiver                                            0.69%*(a)         0.69%(a)           N/A
  Net investment income to average daily
    net assets                                                  0.41%*            0.37%             0.50%
  Portfolio turnover rate                                         14%**             49%               91%

                                                                             CLASS S
                                                                             -------
                                                          YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                           12/31/00          12/31/99         12/31/98(1)
                                                          ----------        ----------        ----------
NET ASSET VALUE, BEGINNING OF PERIOD                      $    13.58        $    14.06        $    16.61
                                                          ----------        ----------        ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.10***           0.14***           0.13
  Net realized and unrealized gain
    (loss) on investments                                       1.80             (0.11)            (1.67)
                                                          ----------        ----------        ----------
       Total income (loss) from investment
         operations                                             1.90              0.03             (1.54)
                                                          ----------        ----------        ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                   (0.10)            (0.15)            (0.13)
  Tax return of capital                                            -                 -                 -
  From net realized gains                                      (1.95)            (0.36)            (0.88)
                                                          ----------        ----------        ----------
    Total distributions                                        (2.05)            (0.51)            (1.01)
                                                          ----------        ----------        ----------
NET ASSET VALUE, END OF PERIOD                            $    13.43        $    13.58        $    14.06
                                                          ==========        ==========        ==========
TOTAL RETURN@                                                  14.19%             0.25%            (9.02)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                       $  580,065        $  640,600        $  682,578
  Ratio of expenses to average daily net assets:
Before expense waiver                                           0.68%             0.67%             0.64%
After expense waiver                                             N/A               N/A               N/A
  Net investment income to average daily
    net assets                                                  0.68%             1.03%             0.86%
  Portfolio turnover rate                                         61%               34%               31%

  *     ANNUALIZED.
  **    PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***   PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  +     AMOUNTS HAVE BEEN RESTATED TO REFLECT REVERSE STOCK SPLITS.
  ++    NET INVESTMENT LOSS AND TAX RETURN OF CAPITAL ARE LESS THAN $0.01 PER
        SHARE.
  (1)   CLASS S SHARES WERE PREVIOUSLY DESIGNATED AS CLASS 4 SHARES.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (a) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

     The accompanying notes are an integral part of the financial statements.

                                                                                   CLASS N
                                                                                   -------
                                                                 SIX MONTHS ENDED
                                                                      6/30/03               PERIOD ENDED
                                                                    (UNAUDITED)              12/31/02~~
                                                                 ----------------           ------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $    10.12               $    10.02
                                                                    ----------               ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                    (0.02)***                (0.00)***++
  Net realized and unrealized gain on investments                         1.17                     0.10
                                                                    ----------               ----------
       Total income from investment operations                            1.15                     0.10
                                                                    ----------               ----------
NET ASSET VALUE, END OF PERIOD                                      $    11.27               $    10.12
                                                                    ==========               ==========
TOTAL RETURN@                                                            11.36%**(b)                  -^

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                 $      113               $      101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                1.49%*                      -^
     After expense waiver                                                 1.49%*(a)                   -^
  Net investment loss to average daily net assets                        (0.41)%*                     -^
  Portfolio turnover rate                                                   14%**                    49%

  *     ANNUALIZED.
  **    PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***   PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ~~    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  ^     AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  ++    NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (a) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
  (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL MID CAP GROWTH EQUITY FUND - PORTFOLIO MANAGER REPORT

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES FOR THE MASSMUTUAL MID CAP GROWTH EQUITY FUND?

The objectives and policies of the Fund are to:
-  achieve long-term growth of capital
- invest primarily in a diversified portfolio of equity securities of mid-sized companies (companies with market capitalizations, at the time of purchase, of $2 billion to $10 billion)
- focus on fast-growing companies that offer innovative products, services, or technologies to a rapidly expanding marketplace
- utilize an objective, "bottom-up," quantitative screening process designed to identify and select inefficiently priced growth stocks with superior returns compared to their risk characteristics

HOW DID THE FUND PERFORM DURING THE FIRST HALF OF 2003?

For the six months ending June 30, 2003, the Fund's Class S shares advanced 14.43%, trailing the 16.92% return of the Russell 2500 Index, a broadly based, unmanaged index of 2500 medium- and small capitalization common stocks.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

During the first quarter, uncertainty surrounding a possible war with Iraq was taken out of the equation and equity markets rallied, before giving back some of the gains near the close of the quarter. The mid cap section of the domestic equity market was the "sweet-spot" during the performance period, as mid cap stocks, in general, exhibited superior relative returns to both their small- and large cap counterparts. Additionally, the growth sector of the market outperformed the value segment.

Against this backdrop, several of the Fund's stocks severely hindered both absolute and relative performance. The five holdings that detracted the most from performance included Petsmart, Hotels.com, Michael's Stores, Oxford Health Plans and Intuit. Our holdings in the technology sector, however, significantly outperformed the technology holdings in the benchmark. Specific stocks that contributed the most to our performance during the first quarter included Amazon.com, Adobe System, Electronic Arts, Moody's and Nvidia Corp.

The market staged an impressive broad-based rally in the second quarter, with small cap growth stocks leading the way. On an absolute basis, the Fund performed very well, although it modestly trailed its benchmark during the period. Stock selection in a few key sectors was the main cause of this slight underperformance, although sector allocation aided results. The five sectors where stock selection detracted the most were materials & processing, producer durables, financial services, health care and technology--although our allocation to the technology sector was the single largest contributor to performance during the quarter. Nvidia Corp., Citrix Systems, Electronic Arts, Qlogic Corp. and Career Education Corp. contributed the most to our positive performance--as Ball Corp., Genzyme Corp., Mattel Inc., Memc Electronic Materials Inc. and Biomet Inc. were the five greatest detractors.

WHAT IS YOUR OUTLOOK?

Massive amounts of economic stimulus are being applied to the economy in the form of an accommodative Federal Reserve and tax cuts, and have the potential to eventually produce a roaring economy. Whether the economy starts to pick up in the second half of 2003 or is delayed a quarter or two, one thing is very clear--the market is definitely beginning to believe it will happen. This renewed market confidence has increased the prospects of the market entering into a growth cycle that favors our stock selection approach, which causes us to be exceedingly optimistic about the future relative and absolute performance of the Fund.

            MASSMUTUAL MID CAP GROWTH EQUITY FUND
              LARGEST STOCK HOLDINGS (6/30/03)

     Moody's Corp.
     Qlogic Corp.
     Electronic Arts, Inc.
     Citrix Systems, Inc.
     Varian Medical Systems, Inc.
     American Power Conversion Corp.
     Career Education Corp.
     Nvidia Corp.
     Adobe Systems, Inc.
     International Game Technology

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Mid Cap Growth Equity Fund Class S, Class A, Class Y, Class L and the Russell 2500 Index.

MASSMUTUAL MID CAP GROWTH EQUITY FUND
TOTAL RETURN

                                                                SINCE INCEPTION
                       YEAR TO DATE          ONE YEAR            AVERAGE ANNUAL
                     1/1/03 - 6/30/03    7/1/02 - 6/30/03       5/3/99 - 6/30/03
Class S                   14.43%             -2.15%                   -6.60%
Class A                   14.14%             -2.47%                   -7.01%
Class Y                   14.45%             -2.16%                   -6.65%
Class L                   14.17%             -2.31%                   -6.79%
--------------------------------------------------------------------------------
Russell 2500 Index        16.92%              1.41%                    4.75%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                 CLASS S     CLASS A       CLASS Y       CLASS L      RUSSELL 2500 INDEX
  5/3/99        $ 10,000    $ 10,000      $ 10,000      $ 10,000                $ 10,000
  Jun-99        $ 10,340    $ 10,330      $ 10,340      $ 10,350                $ 10,684
  Jun-00        $ 14,660    $ 14,600      $ 14,670      $ 14,640                $ 12,643
Jun-2001        $ 10,668    $ 10,576      $ 10,657      $ 10,626                $ 12,951
Jun-2002        $  7,692    $  7,576      $  7,674      $  7,640                $ 11,965
Jun-2003        $  7,527    $  7,389      $  7,509      $  7,463                $ 12,134

Hypothetical Investments in MassMutual Mid Cap Growth Equity Fund Class N, Class N (CDSC fees deducted) and the Russell 2500 Index.

MASSMUTUAL MID CAP GROWTH EQUITY FUND
TOTAL RETURN

                                  YEAR TO DATE            SINCE INCEPTION
                               1/1/03 - 6/30/03         12/31/02 - 6/30/03
Class N                             14.02%                    13.82%
Class N (CDSC fees deducted)        13.02%                    12.82%
--------------------------------------------------------------------------
Russell 2500 Index                  16.92%                    17.49%
--------------------------------------------------------------------------

[CHART]

                 CLASS N     CLASS N (CDSC FEES DEDUCTED)    RUSSELL 2500 INDEX
12/31/2002      $ 10,000                         $ 10,000              $ 10,000
  Mar-2003      $  9,829                         $  9,729              $  9,591
  Jun-2003      $ 11,382                         $ 11,282              $ 11,692

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 2500 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL MID CAP GROWTH EQUITY FUND - PORTFOLIO OF INVESTMENTS

JUNE 30, 2003 (UNAUDITED)

                                                     NUMBER OF        MARKET
                                                      SHARES          VALUE
                                                   -------------   -------------
EQUITIES -- 92.9%

APPAREL, TEXTILES & SHOES -- 2.8%
Coach, Inc.*                                              56,100   $   2,790,414
Columbia Sportswear Co.*                                  20,000       1,028,200
                                                                   -------------
                                                                       3,818,614
                                                                   -------------

AUTOMOTIVE & PARTS -- 2.3%
Paccar, Inc.                                              47,200       3,188,832
                                                                   -------------
BANKING, SAVINGS & LOANS -- 2.9%
First Virginia Banks, Inc.                                43,000       1,854,160
Hudson City Bancorp, Inc.                                 79,300       2,027,701
                                                                   -------------
                                                                       3,881,861
                                                                   -------------

COMMERCIAL SERVICES -- 7.9%
Apollo Group, Inc. Cl. A*                                 47,900       2,958,304
Career Education Corp.*                                   52,300       3,578,366
Moody's Corp.                                             80,000       4,216,800
                                                                   -------------
                                                                      10,753,470
                                                                   -------------

COMMUNICATIONS -- 1.9%
UTStarcom, Inc.*                                          72,000       2,561,040
                                                                   -------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 2.3%
Synopsys, Inc.*                                           50,800       3,141,980
                                                                   -------------

COMPUTER PROGRAMMING SERVICES -- 1.9%
Mercury Interactive Corp.*                                67,700       2,613,897
                                                                   -------------

COMPUTERS & INFORMATION -- 13.1%
Cognos, Inc.*                                            112,900       3,048,300
International
  Game Technology*                                        32,000       3,274,560
Lexmark
  International, Inc.*                                    36,000       2,547,720
Sandisk Corp.*                                            55,000       2,219,250
Storage Technology Corp.*                                 86,000       2,213,640
Western Digital Corp.*                                   238,300       2,454,490
Zebra Technologies
  Corp. Cl. A*                                            27,000       2,030,130
                                                                   -------------
                                                                      17,788,090
                                                                   -------------

CONTAINERS -- 2.2%
Ball Corp.                                                66,500       3,026,415
                                                                   -------------

DATA PROCESSING & PREPARATION -- 1.6%
WebMD Corp.*                                             207,000       2,241,810
                                                                   -------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 11.6%
American Power
  Conversion Corp.*                                      233,000       3,632,470
Garmin Limited*                                           62,800       2,503,836
Nvidia Corp.*                                            152,800       3,515,928
Qlogic Corp.*                                             85,700       4,141,881
Rockwell Automation, Inc.                                 86,900   $   2,071,696
                                                                   -------------
                                                                      15,865,811
                                                                   -------------

ENERGY -- 2.1%
Devon Energy Corp.                                        54,000       2,883,600
                                                                   -------------

FINANCIAL SERVICES -- 1.9%
Bear Stearns Companies, Inc.                              35,000       2,534,700
                                                                   -------------

FOODS -- 1.9%
Dean Foods Co.*                                           83,700       2,636,550
                                                                   -------------

HEALTHCARE -- 1.7%
Lincare Holdings, Inc.*                                   72,000       2,268,720
                                                                   -------------

INSURANCE -- 1.2%
Aetna, Inc.                                               27,000       1,625,400
                                                                   -------------

INTERNET CONTENT -- 1.5%
BEA Systems, Inc.*                                       190,100       2,064,486
                                                                   -------------

MEDICAL SUPPLIES -- 8.2%
Allergan, Inc.                                            19,000       1,464,900
Biomet, Inc.                                             104,600       2,997,836
St. Jude Medical, Inc.*                                   50,000       2,875,000
Varian Medical
  Systems, Inc.*                                          66,100       3,805,377
                                                                   -------------
                                                                      11,143,113
                                                                   -------------

PHARMACEUTICALS -- 5.6%
Genzyme Corp.*                                            59,200       2,474,560
Gilead Sciences, Inc.*                                    45,000       2,501,100
Mylan Laboratories, Inc.                                  75,500       2,625,135
                                                                   -------------
                                                                       7,600,795
                                                                   -------------

PREPACKAGED SOFTWARE -- 15.4%
Adobe Systems, Inc.                                      104,600       3,354,522
Citrix Systems, Inc.*                                    191,800       3,905,048
Electronic Arts, Inc.*                                    55,500       4,106,445
Intuit, Inc.*                                             59,500       2,649,535
Pixar, Inc.*                                              35,900       2,184,156
Symantec Corp.*                                           46,300       2,030,718
Veritas Software Corp.*                                   96,000       2,752,320
                                                                   -------------
                                                                      20,982,744
                                                                   -------------

RETAIL - INTERNET -- 1.8%
Amazon.com, Inc.*                                         68,800       2,510,512
                                                                   -------------

TELEPHONE UTILITIES -- 1.1%
Adtran, Inc.*                                             29,000       1,487,410
                                                                   -------------

TOTAL EQUITIES
(COST $109,442,535)                                                  126,619,850
                                                                   =============
                                                     PRINCIPAL
                                                       AMOUNT
                                                   -------------
SHORT-TERM INVESTMENTS -- 27.0%

CASH EQUIVALENTS -- 20.5%**
Bank of Montreal
  Eurodollar Time Deposit
  1.080% 07/02/2003                                $     593,443   $     593,443
Bank of Montreal
  Eurodollar Time Deposit
  1.150% 07/09/2003                                      465,391         465,391
Bayerische Hypo-und
  Vereinsbank Bank Note
  1.530% 09/09/2003                                    2,967,214       2,967,214
Canadian Imperial
  Bank of Commerce
  Bank Note
  1.500% 05/18/2004                                    2,967,214       2,967,214
Den Danske Bank
  Eurodollar Time Deposit
  1.040% 07/28/2003                                      593,443         593,443
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                    1,799,273       1,799,273
Goldman Sachs Group, Inc.
  Medium Term Note
  1.130% 09/17/2003                                      296,721         296,721
Keybank
  Eurodollar Time Deposit
  1.250% 07/01/2003                                    2,314,427       2,314,427
Merrill Lynch & Co.
  Medium Term Note
  1.615% 11/26/2003                                      445,082         445,082
Merrill Lynch Premier
  Institutional Money
  Market Fund                                          1,289,475       1,289,475
Merrimac Money
  Market Fund                                          4,851,395       4,851,395
Metropolitan Life
  Insurance Co.
  Funding Agreement
  1.350% 11/03/2003                                    1,483,607       1,483,607
Morgan Stanley Dean
  Witter & Co.
  1.455% 01/29/2004                                    1,186,886       1,186,886
National Bank
  of Commerce
  1.073% 11/19/2003                                      741,804         741,804
Royal Bank of Canada
  Eurodollar Time Deposit
  1.031% 07/07/2003                                    2,670,493       2,670,493

    The accompanying notes are an integral part of the financial statements.


                                                     PRINCIPAL        MARKET
                                                       AMOUNT         VALUE
                                                   -------------   -------------
Royal Bank of Canada
  Eurodollar Time Deposit
  1.300% 07/01/2003                                $   1,780,329   $   1,780,329
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.050% 07/28/2003                                    1,483,607       1,483,607
                                                                   -------------
                                                                      27,929,804
                                                                   -------------

REPURCHASE AGREEMENT -- 6.5%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  06/30/2003, 0.75%,
  due 07/01/2003(a)                                    8,815,379       8,815,379
                                                                   -------------
TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                   36,745,183
                                                                   =============
TOTAL INVESTMENTS -- 119.9%
(COST $146,187,718)***                                               163,365,033

OTHER ASSETS/
(LIABILITIES) -- (19.9%)                                             (27,069,728)
                                                                   =============
NET ASSETS -- 100.0%                                               $ 136,295,305
                                                                   =============

NOTES TO PORTFOLIO OF INVESTMENTS
 *   Non-income producing security.
 **  Represents investments of security lending collateral. (NOTE 2).
 *** Aggregate cost for Federal tax purposes. (NOTE 7).
 (a) Maturity value of $8,815,563. Collateralized by U.S. Government Agency obligation with a rate of 6.50%, maturity date of 07/01/2016, and an aggregate market value, including accrued interest, of $9,256,508.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL MID CAP GROWTH EQUITY FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                   JUNE 30, 2003
                                                                    (UNAUDITED)
                                                                   -------------
ASSETS:
        Investments, at value (cost $109,442,535) (NOTE 2)         $ 126,619,850
        Short-term investments, at amortized cost (NOTE 2)            36,745,183
                                                                   -------------
            Total Investments (including securities on loan
              with market values of $26,876,725)                     163,365,033
        Cash                                                               1,534
        Receivables from:
            Investments sold                                           3,401,225
            Interest and dividends                                        14,895
                                                                   -------------
                 Total assets                                        166,782,687
                                                                   -------------

LIABILITIES:
        Payables for:
            Investments purchased                                      2,421,888
            Securities on loan (NOTE 2)                               27,929,804
            Directors' fees and expenses (NOTE 3)                          3,631
            Affiliates (NOTE 3):
                 Investment management fees                               80,928
                 Administration fees                                      22,817
                 Service fees                                             17,412
        Accrued expense and other liabilities                             10,902
                                                                   -------------
                 Total liabilities                                    30,487,382
                                                                   -------------
        NET ASSETS                                                 $ 136,295,305
                                                                   =============

NET ASSETS CONSIST OF:
        Paid-in capital                                            $ 251,471,538
        Accumulated net investment loss                                 (386,987)
        Accumulated net realized loss on investments                (131,966,561)
        Net unrealized appreciation on investments                    17,177,315
                                                                   -------------
                                                                   $ 136,295,305
                                                                   =============

NET ASSETS:
        Class A                                                    $  31,713,097
                                                                   =============
        Class L                                                    $  32,179,582
                                                                   =============
        Class Y                                                    $  12,367,654
                                                                   =============
        Class S                                                    $  59,920,611
                                                                   =============
        Class N                                                    $     114,361
                                                                   =============

SHARES OUTSTANDING:
        Class A                                                        4,735,121
                                                                   =============
        Class L                                                        4,752,168
                                                                   =============
        Class Y                                                        1,817,044
                                                                   =============
        Class S                                                        8,787,295
                                                                   =============
        Class N                                                           17,150
                                                                   =============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        Class A                                                    $        6.70
                                                                   =============
        Class L                                                    $        6.77
                                                                   =============
        Class Y                                                    $        6.81
                                                                   =============
        Class S                                                    $        6.82
                                                                   =============
        Class N                                                    $        6.67
                                                                   =============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 2003
                                                                   (UNAUDITED)
                                                                ----------------
INVESTMENT INCOME (NOTE 2):
        Dividends                                               $        132,671
        Interest (including securities lending income
         of $11,970)                                                      22,877
                                                                ----------------
                Total investment income                                  155,548
                                                                ----------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                              391,790
        Audit and legal fees                                              10,051
        Custody fees                                                       5,208
        Trustee reporting                                                  2,609
        Shareholder reporting fees                                         1,828
        Directors' fees (NOTE 3)                                           1,127
                                                                ----------------
                                                                         412,613
        Administration fees (NOTE 3):
            Class A                                                       39,032
            Class L                                                       41,550
            Class Y                                                        8,028
            Class S                                                       21,538
            Class N                                                          185
        Service fees (NOTE 3):
            Class A                                                       31,734
            Class N                                                          129
        Distribution fees (NOTE 3):
            Class N                                                          129
                                                                ----------------
                Total expenses                                           554,938
        Fees paid indirectly (NOTE 3)                                    (15,347)
                                                                ----------------
                Net expenses                                             539,591
                                                                ----------------
                NET INVESTMENT INCOME (LOSS)                            (384,043)
                                                                ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized loss on investment transactions                  (5,386,771)
        Net change in unrealized appreciation
          (depreciation) on investments                               21,226,774
                                                                ----------------
                NET REALIZED AND UNREALIZED GAIN                      15,840,003
                                                                ----------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $     15,455,960
                                                                ================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS ENDED
                                                                                    JUNE 30, 2003         YEAR ENDED
                                                                                      (UNAUDITED)      DECEMBER 31, 2002
                                                                                   ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment loss                                                        $       (384,043)   $        (721,385)
        Net realized loss on investment transactions                                     (5,386,771)         (33,542,944)
        Net change in unrealized appreciation (depreciation) on investments              21,226,774           (7,482,549)
                                                                                   ----------------    -----------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              15,455,960          (41,746,878)
                                                                                   ----------------    -----------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
        From net investment income:
        Class A                                                                                   -                    -
        Class Y                                                                                   -                    -
        Class S                                                                                   -                    -
                                                                                   ----------------    -----------------
            TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                                        -                    -
                                                                                   ----------------    -----------------

NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                                           4,933,020            4,848,505
        Class L                                                                           4,178,437            4,638,710
        Class Y                                                                           1,541,996              476,039
        Class S                                                                           5,707,215          (13,153,240)
        Class N                                                                                   -              100,500*
                                                                                   ----------------    -----------------
            INCREASE (DECREASE) IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS           16,360,668           (3,089,486)
                                                                                   ----------------    -----------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                                          31,816,628          (44,836,364)

NET ASSETS:
        Beginning of period                                                             104,478,677          149,315,041
                                                                                   ----------------    -----------------
        End of period (including accumulated net investment loss of
           $386,987 and $2,944, respectively)                                      $    136,295,305    $     104,478,677
                                                                                   ================    =================

  *  CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                       CLASS A
                                                                                       -------
                                                  SIX MONTHS ENDED
                                                       6/30/03         YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                     (UNAUDITED)        12/31/02       12/31/01       12/31/00        12/31/99~
                                                  ----------------     ----------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD              $           5.87     $     8.18     $    11.66     $    13.90     $      10.00
                                                  ----------------     ----------     ----------     ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                        (0.03)***      (0.06)***      (0.08)***      (0.13)***        (0.07)***
  Net realized and unrealized gain (loss)
     on investments                                           0.86          (2.25)         (3.40)         (0.84)            3.97
                                                  ----------------     ----------     ----------     ----------     ------------
       Total income (loss) from investment
         operations                                           0.83          (2.31)         (3.48)         (0.97)            3.90
                                                  ----------------     ----------     ----------     ----------     ------------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
  Tax return of capital                                          -              -              -          (0.01)               -
  From net realized gains                                        -              -              -          (1.26)               -
                                                  ----------------     ----------     ----------     ----------     ------------
       Total distributions                                       -              -              -          (1.27)               -
                                                  ----------------     ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                    $           6.70     $     5.87     $     8.18     $    11.66     $      13.90
                                                  ================     ==========     ==========     ==========     ============
TOTAL RETURN@                                                14.14%**      (28.24)%       (29.85)%        (7.49)%          39.00%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)               $         31,713     $   23,351     $   27,226     $   25,239     $        682
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.29%*         1.30%          1.30%          1.33%            1.36%*
     After expense waiver#                                    1.27%*(a)      1.29%          1.27%          1.28%             N/A
  Net investment loss to average daily net assets            (0.99)%*       (0.90)%        (0.86)%        (0.91)%          (0.86)%*
  Portfolio turnover rate                                       70%**         284%           160%           153%             127%**

                                                                                       CLASS L
                                                                                       -------
                                                  SIX MONTHS ENDED
                                                       6/30/03         YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                     (UNAUDITED)        12/31/02       12/31/01       12/31/00        12/31/99~
                                                  ----------------     ----------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD              $           5.93     $     8.24     $    11.72     $    13.93     $      10.00
                                                  ----------------     ----------     ----------     ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                        (0.02)***      (0.04)***      (0.05)***      (0.09)***        (0.05)***
  Net realized and unrealized gain (loss)
     on investments                                           0.86          (2.27)         (3.43)         (0.85)            3.98
                                                  ----------------     ----------     ----------     ----------     ------------
       Total income (loss) from investment
         operations                                           0.84          (2.31)         (3.48)         (0.94)            3.93
                                                  ----------------     ----------     ----------     ----------     ------------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     -              -          (0.00)****         -                -
  Tax return of capital                                          -              -              -          (0.01)               -
  From net realized gains                                        -              -              -          (1.26)               -
                                                  ----------------     ----------     ----------     ----------     ------------
       Total distributions                                       -              -          (0.00)         (1.27)               -
                                                  ----------------     ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                    $           6.77     $     5.93     $     8.24     $    11.72     $      13.93
                                                  ================     ==========     ==========     ==========     ============
TOTAL RETURN@                                                14.17%**      (28.03)%       (29.68)%        (7.26)%          39.30%**

RATIOS / SUPPLEMENTAL DATA:

  Net assets, end of period (000's)               $         32,180     $   24,204     $   28,351     $   27,061     $      4,642
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.05%*         1.05%          1.05%          1.08%            1.12%*

     After expense waiver#                                    1.02%*(a)      1.04%          1.02%          1.03%             N/A

  Net investment loss to average daily net assets            (0.74)%*       (0.65)%        (0.61)%        (0.65)%          (0.63)%*
  Portfolio turnover rate                                       70%**         284%           160%           153%             127%**

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FROM THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  **** DISTRIBUTIONS FROM NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
  ~ FOR THE PERIOD FROM MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD JANUARY 1, 2002 THROUGH APRIL 30, 2002.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (a) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE THE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                       CLASS Y
                                                                                       -------
                                                  SIX MONTHS ENDED
                                                       6/30/03         YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                     (UNAUDITED)        12/31/02       12/31/01       12/31/00        12/31/99~
                                                  ----------------     ----------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD              $           5.95     $     8.26     $    11.75     $    13.94     $      10.00
                                                  ----------------     ----------     ----------     ----------     ------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                        (0.02)***      (0.03)***      (0.05)***      (0.07)***        (0.04)***
  Net realized and unrealized gain (loss)
     on investments                                           0.88          (2.28)         (3.44)         (0.85)            3.98
                                                  ----------------     ----------     ----------     ----------     ------------
       Total income (loss) from investment
         operations                                           0.86          (2.31)         (3.49)         (0.92)            3.94
                                                  ----------------     ----------     ----------     ----------     ------------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     -              -          (0.00)****         -                -
  Tax return of capital                                          -              -              -          (0.01)               -
  From net realized gains                                        -              -              -          (1.26)               -
                                                  ----------------     ----------     ----------     ----------     ------------
       Total distributions                                       -              -          (0.00)         (1.27)               -
                                                  ----------------     ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                    $           6.81     $     5.95     $     8.26     $    11.75     $      13.94
                                                  ================     ==========     ==========     ==========     ============
TOTAL RETURN@                                                14.45%**      (27.97)%       (29.67)%        (7.11)%          39.40%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)               $         12,368     $    9,379     $   12,490     $   48,079     $     41,952
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    0.89%*         0.90%          0.90%          0.92%            0.98%*

     After expense waiver#                                    0.87%*(a)      0.89%          0.87%          0.88%             N/A

  Net investment loss to average daily net assets            (0.59)%*       (0.50)%        (0.49)%        (0.50)%          (0.48)%*
  Portfolio turnover rate                                       70%**         284%           160%           153%             127%**

                                                                                       CLASS S
                                                                                       -------
                                                  SIX MONTHS ENDED
                                                       6/30/03         YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                     (UNAUDITED)        12/31/02       12/31/01       12/31/00        12/31/99~
                                                  ----------------     ----------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD              $           5.96     $     8.27     $    11.75     $    13.94     $      10.00
                                                  ----------------     ----------     ----------     ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                        (0.02)***      (0.03)***      (0.04)***      (0.06)***        (0.02)***
  Net realized and unrealized gain (loss)
     on investments                                           0.88          (2.28)         (3.43)         (0.86)            3.96
                                                  ----------------     ----------     ----------     ----------     ------------
       Total income (loss) from investment
         operations                                           0.86          (2.31)         (3.47)         (0.92)            3.94
                                                  ----------------     ----------     ----------     ----------     ------------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     -              -          (0.01)             -                -
  Tax return of capital                                          -              -              -          (0.01)               -
  From net realized gains                                        -              -              -          (1.26)               -
                                                  ----------------     ----------     ----------     ----------     ------------
       Total distributions                                       -              -          (0.01)         (1.27)               -
                                                  ----------------     ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                    $           6.82     $     5.96     $     8.27     $    11.75     $      13.94
                                                  ================     ==========     ==========     ==========     ============
TOTAL RETURN@                                                14.43%**      (27.93)%       (29.52)%        (7.11)%          39.40%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)               $         59,921     $   47,443     $   81,248     $  120,207     $     60,279
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    0.82%*         0.83%          0.83%          0.85%            0.89%*
     After expense waiver#                                    0.80%*(a)      0.82%          0.80%          0.81%             N/A
  Net investment loss to average daily net assets            (0.52)%*       (0.43)%        (0.40)%        (0.43)%          (0.32)%*
  Portfolio turnover rate                                       70%**         284%           160%           153%             127%**

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FROM THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  **** DISTRIBUTIONS FROM NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
  ~ FOR THE PERIOD FROM MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD JANUARY 1, 2002 THROUGH APRIL 30, 2002.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (a) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE THE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                   CLASS N
                                                                                   -------
                                                                   SIX MONTHS ENDED
                                                                       6/30/03            PERIOD ENDED
                                                                     (UNAUDITED)            12/31/02~~
                                                                   ----------------       ------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $           5.85       $       5.86
                                                                   ----------------       ------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                         (0.04)***          (0.00)***+
  Net realized and unrealized gain (loss) on investments                       0.86              (0.01)
                                                                   ----------------       ------------
       Total income (loss) from investment operations                          0.82              (0.01)
                                                                   ----------------       ------------
NET ASSET VALUE, END OF PERIOD                                     $           6.67       $       5.85
                                                                   ================       ============
TOTAL RETURN@                                                                 14.02%**(b)            -^

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                $            114       $        100
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                     1.59%*                -^
     After expense waiver#                                                     1.57%*(a)             -^
  Net investment loss to average daily net assets                             (1.29)%*               -^
  Portfolio turnover rate                                                        70%**             284%

  *   ANNUALIZED.
  **  PERCENTAGE REPRESENTS RESULTS FROM THE PERIOD AND ARE NOT ANNUALIZED.
  *** PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ~~  CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  ^   AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  +   NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD JANUARY 1, 2002 THROUGH APRIL 30, 2002.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (a) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE THE OPERATING EXPENSES OF THE FUND.
  (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL MID CAP GROWTH EQUITY II FUND - PORTFOLIO MANAGER REPORT

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES FOR THE MASSMUTUAL MID CAP GROWTH EQUITY II FUND?

The objectives and policies of the Fund are to:
-   achieve long-term growth of capital
- invest primarily in a diversified portfolio of equity securities of mid-sized companies (companies with market capitalizations, at the time of purchase that fall within the range of companies in the S&P MidCap 400 Index or the Russell MidCap Growth Index)
-   utilize a growth-oriented strategy in making investment decisions
-   utilize fundamental analysis to identify companies which:
    - are of high investment quality or possess a unique product, market position or operating characteristics
    -   offer above-average levels of profitability or superior growth potential

HOW DID THE FUND PERFORM DURING THE FIRST HALF OF 2003?

For the six months ending June 30, 2003, the Fund's Class S shares returned 18.13%, strongly outperforming the 12.40% return of the S&P MidCap 400 Index, a market capitalization-weighted, unmanaged index of 400 medium capitalization common stocks, and nearly in line with the 18.74% return of the Russell MidCap Growth Index, which tracks the performance of mid-cap growth stocks.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

Stocks in the U.S. fell in the first quarter, as the economy slowed significantly amid concerns about war with Iraq and related terror threats, as well as the emergence of the SARS virus, which alarmed global health authorities. Disappointing corporate earnings news and oil prices that briefly reached $40 a barrel also weighed on equities. In mid-March, however, early successes in the invasion of Iraq raised hopes for a quick end to the war. Oil prices plummeted to the mid-$20s and stock indexes temporarily rose. But when coalition forces encountered heavy resistance, the relief rally quickly dissipated. Stocks surrendered much of their gains and oil rose back above $30 a barrel by quarter end.

Against this backdrop, large caps outperformed small- and mid cap stocks, while growth outperformed value. In the overall market, the health care sector performed best, led by biotechnology. Energy stocks also gained modestly, while technology stocks posted a small loss. The telecommunication services, materials and consumer staples sectors fell the most. Looking to the Fund's results, the health care, consumer discretionary, and consumer staples sectors contributed the most to performance. Industrials, business services, financials and information technology were the largest detractors. During the first quarter, we took profits in the energy sector and added modestly to our technology holdings.

Turning to the second quarter, stocks posted their strongest quarterly advance since the last three months of 1998. The conclusion of the latest Iraq campaign--with the fall of Saddam Hussein--helped ignite an impressively broad rally in financial assets that was led by the riskiest securities across all asset classes. Investors also anticipated stronger economic growth in the second half, spurred by what may be a record amount of stimulus, including the new tax cut, another Federal Reserve rate cut, new highs in mortgage refinancing, easier corporate borrowing conditions, and a weaker dollar. Stocks and bonds rose in tandem, while the dollar fell to a record low against the euro. (The dollar and stocks reversed course modestly late in the quarter.)

During the period, the Fund experienced strong performance from its retail, asset management, biotechnology, generic drug, and Internet software and services holdings. One of our key investment themes over the past year has been that the economy and market would eventually rebound; this belief was rewarded in the second quarter.

WHAT IS YOUR OUTLOOK?

We remain optimistic about the U.S. economy, which we expect to grow more strongly in the second half of 2003. But just as the downturn was relatively mild, we expect economic growth to be modest over the next few years. Massive fiscal and monetary stimulus has been applied to the economy, but structural impediments to growth remain, such as lingering overcapacity in many industries and high corporate, government and consumer debt levels. The consumer and housing sectors remained resilient and buoyant, respectively, throughout the slowdown, suggesting that the economic recovery will not be powered by substantial gains in either sector. In our view, the eventual revival of business capital spending holds the key to a sustainable economic recovery.

               MASSMUTUAL MID CAP GROWTH EQUITY II FUND
                   LARGEST STOCK HOLDINGS (6/30/03)

     Omnicare, Inc.
     ChoicePoint, Inc.
     Anthem, Inc.
     Waddell & Reed Financial, Inc. Cl. A
     Government Reserve Investment Fund
     BJ Services Co.
     Best Buy Co., Inc.
     Teva Pharmaceutical Sponsored ADR
     Rockwell Collins, Inc.
     Gilead Sciences, Inc.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Mid Cap Growth Equity II Fund Class S, Class A, Class Y, Class L and the S&P Mid Cap 400 Index.

MASSMUTUAL MID CAP GROWTH EQUITY II FUND
TOTAL RETURN

                                                                              SINCE INCEPTION
                                         YEAR TO DATE         ONE YEAR         AVERAGE ANNUAL
                                       1/1/03 - 6/30/03   7/1/02 - 6/30/03    6/1/00 - 6/30/03
Class S                                       18.13%              4.07%            -0.95%
Class A                                       17.73%              3.58%            -1.45%
Class Y                                       18.03%              4.08%            -1.02%
Class L                                       17.99%              3.88%            -1.18%
----------------------------------------------------------------------------------------------
S&P Mid Cap 400
Index                                         12.40%             -0.73%             1.44%

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

[CHART]

                          CLASS S      CLASS A      CLASS Y       CLASS L    S&P MID CAP 400 INDEX
6/1/2000              $    10,000   $   10,000   $   10,000   $    10,000              $    10,000
Jun-2000              $    10,340   $   10,340   $   10,340   $    10,340              $    10,147
Jun-2001              $    10,470   $   10,410   $   10,460   $    10,440              $    11,047
Jun-2002              $     9,330   $    9,230   $    9,310   $     9,280              $    10,527
Jun-2003              $     9,710   $    9,560   $    9,690   $     9,640              $    10,450

Hypothetical Investments in MassMutual Mid Cap Growth Equity II Fund Class N, Class N (CDSC fees deducted) and the S&P Mid Cap 400 Index.

MASSMUTUAL MID CAP GROWTH EQUITY II FUND
TOTAL RETURN

                                                             YEAR TO DATE     SINCE INCEPTION
                                                           1/1/03 - 6/30/03  12/31/02 - 6/30/03
Class N                                                          17.55%            18.14%
Class N (CDSC fees deducted)                                     16.55%            17.14%
-----------------------------------------------------------------------------------------------
S&P Mid Cap 400
Index                                                            12.40%            13.02%

[CHART]

                                         CLASS N     CLASS N (CDSC FEES DEDUCTED)    S&P MID CAP 400 INDEX
12/31/2002                            $   10,000                       $   10,000               $   10,000
Mar-2003                              $    9,888                       $    9,788               $    9,556
Jun-2003                              $   11,814                       $   11,714               $   11,240



PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE S&P MID CAP 400 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL MID CAP GROWTH EQUITY II FUND - PORTFOLIO OF INVESTMENTS

JUNE 30, 2003 (UNAUDITED)

                                                     NUMBER OF        MARKET
                                                       SHARES          VALUE
                                                   -------------   -------------
EQUITIES -- 94.9%

ADVERTISING  1.8%
Catalina
  Marketing Corp.*                                       133,800   $   2,361,570
Lamar Advertising Co.*                                    44,600       1,570,366
Monster
  Worldwide, Inc.*                                       111,500       2,199,895
                                                                   -------------
                                                                       6,131,831
                                                                   -------------

AEROSPACE & DEFENSE -- 2.3%
Alliant
  Techsystems, Inc.*                                      66,700       3,462,397
Rockwell Collins, Inc.                                   182,800       4,502,364
                                                                   -------------
                                                                       7,964,761
                                                                   -------------

AIR TRANSPORTATION -- 0.1%
JetBlue Airways Corp.*                                    11,100         469,419
                                                                   -------------

APPAREL, TEXTILES & SHOES 1.7%
Coach, Inc.*                                              51,000       2,536,740
Ross Stores, Inc.                                         78,000       3,333,720
                                                                   -------------
                                                                       5,870,460
                                                                   -------------

AUTOMOTIVE & PARTS -- 0.6%
Oshkosh Truck Corp.                                       35,700       2,117,724
                                                                   -------------

BANKING, SAVINGS & LOANS  0.5%
Investors Financial
  Services Corp.                                          44,600       1,293,846
Silicon
  Valley Bancshares*                                      22,300         530,963
                                                                   -------------
                                                                       1,824,809
                                                                   -------------

BEVERAGES -- 0.4%
Cott Corp.*                                               72,000       1,489,680
                                                                   -------------

BROADCASTING, PUBLISHING & PRINTING -- 2.5%
Cox Radio, Inc. Cl. A*                                   107,000       2,472,770
InterActiveCorp*                                          71,300       2,821,341
Scholastic Corp.*                                         49,800       1,483,044
The Scripps (E.W.) Co.                                    11,600       1,029,152
Westwood One, Inc.*                                       26,000         882,180
                                                                   -------------
                                                                       8,688,487
                                                                   -------------

CHEMICALS -- 1.1%
Potash Corp.
  of Saskatchewan                                         56,800       3,635,200
                                                                   -------------

COMMERCIAL SERVICES -- 9.5%
Affymetrix, Inc.*                                         43,800         863,298
Apollo Group, Inc. Cl. A*                                 27,000       1,667,520
BearingPoint, Inc.*                                      282,100       2,722,265
Certegy, Inc.*                                           141,200       3,918,300

Education
  Management Corp.*                                       44,600   $   2,371,828
Fastenal Co.                                              15,600         529,464
Hewitt Associates,
  Inc. Cl. A*                                             88,000       2,072,400
Iron Mountain, Inc.*                                      98,100       3,638,529
Manpower, Inc.                                           112,700       4,180,043
Neurocrine
  Biosciences, Inc.*                                      22,300       1,113,662
Robert Half
  International, Inc.*                                   178,400       3,378,896
Viad Corp.                                               156,100       3,495,079
Weight Watchers
  International, Inc.*                                    58,000       2,638,420
                                                                   -------------
                                                                      32,589,704
                                                                   -------------

COMMUNICATIONS -- 3.3%
Harris Corp.                                             111,500       3,350,575
L-3 Communications
  Holdings, Inc.*                                         44,100       1,917,909
Nextel Communications,
  Inc. Cl. A*                                            212,100       3,834,768
Rogers Communications,
  Inc. Cl. B                                             138,200       2,218,110
                                                                   -------------
                                                                      11,321,362
                                                                   -------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.3%
Synopsys, Inc.*                                           18,000       1,113,300
                                                                   -------------
COMPUTER PROGRAMMING SERVICES -- 2.4%
Ceridian Corp.*                                          182,800       3,102,116
Mercury
  Interactive Corp.*                                      44,600       1,722,006
VeriSign, Inc.*                                          254,100       3,514,203
                                                                   -------------
                                                                       8,338,325
                                                                   -------------

COMPUTERS & INFORMATION -- 3.0%
CDW Corp.*                                                58,000       2,656,400
Diebold, Inc.                                             58,000       2,508,500
Jabil Circuit, Inc.*                                      80,300       1,774,630
Lexmark
  International, Inc.*                                    15,600       1,104,012
Seagate Technology                                       133,800       2,361,570
                                                                   -------------
                                                                      10,405,112
                                                                   -------------

COSMETICS & PERSONAL CARE -- 0.4%
Estee Lauder Companies,
  Inc. Cl. A                                              44,600       1,495,438

DATA PROCESSING & PREPARATION  2.5%
Affiliated Computer
  Services, Inc. Cl. A*                                   66,900       3,059,337
The BISYS Group, Inc.*                                   116,500       2,140,105
Fiserv, Inc.*                                             75,800   $   2,699,238
WebMD Corp.*                                              52,500         568,575
                                                                   -------------
                                                                       8,467,255
                                                                   -------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 5.3%
Celestica, Inc.*                                         111,500       1,757,240
Garmin Limited*                                           42,400       1,690,488
Intersil Corp. Cl. A*                                     93,600       2,490,696
Kla-Tencor Corp.*                                         40,100       1,864,249
Maxim Integrated
  Products, Inc.                                          36,000       1,230,840
Microchip
  Technology, Inc.                                       138,800       3,418,644
Molex, Inc. Cl. A                                         44,600       1,033,783
Novellus Systems, Inc.*                                   53,500       1,959,224
Qlogic Corp.*                                             24,500       1,184,085
Semtech Corp.*                                           112,600       1,603,424
                                                                   -------------
                                                                      18,232,673
                                                                   -------------

ENERGY -- 4.4%
BJ Services Co.*                                         126,200       4,714,832
Devon Energy Corp.                                        67,300       3,593,820
Diamond Offshore
  Drilling, Inc.                                         142,700       2,995,273
Murphy Oil Corp.                                          31,200       1,641,120
XTO Energy, Inc.                                         111,500       2,242,265
                                                                   -------------
                                                                      15,187,310
                                                                   -------------

ENTERTAINMENT & LEISURE -- 1.0%
Brunswick Corp.                                          133,800       3,347,676
                                                                   -------------

FINANCIAL SERVICES -- 3.6%
Eaton Vance Corp.                                         62,400       1,971,840
Franklin Resources, Inc.                                  44,600       1,742,522
Legg Mason, Inc.                                          35,700       2,318,715
The Schwab
  (Charles) Corp.                                        133,800       1,350,042
Waddell & Reed
Financial, Inc. Cl. A                                    188,400       4,836,228
                                                                   -------------
                                                                      12,219,347
                                                                   -------------

FOODS -- 0.9%
Starbucks Corp.*                                         129,400       3,172,888
                                                                   -------------

HEALTHCARE -- 4.9%
DaVita, Inc.*                                             84,700       2,268,266
Health Management
  Associates, Inc. Cl. A                                 156,100       2,880,045
Human Genome
  Sciences, Inc.*                                         84,700       1,077,384
Laboratory Corp. of
  America Holdings*                                      111,500       3,361,725
Manor Care, Inc.*                                        133,800       3,346,338

    The accompanying notes are an integral part of the financial statements.

                                                     NUMBER OF        MARKET
                                                       SHARES          VALUE
                                                   -------------   -------------
Triad Hospitals, Inc.*                                    55,700   $   1,382,474
Wellpoint Health
  Networks, Inc.*                                         27,000       2,276,100
                                                                   -------------
                                                                      16,592,332
                                                                   -------------

INDUSTRIAL - DIVERSIFIED -- 2.4%
Danaher Corp.                                             56,500       3,844,825
ITT Industries, Inc.                                      64,300       4,209,078
                                                                   -------------
                                                                       8,053,903
                                                                   -------------

INFORMATION RETRIEVAL SERVICES -- 1.5%
ChoicePoint, Inc.*                                       144,700       4,995,044
                                                                   -------------

INSURANCE -- 5.2%
Ambac Financial
  Group, Inc.                                             15,600       1,033,500
Anthem, Inc.*                                             64,300       4,960,745
Nationwide Financial
  Services, Inc. Cl. A                                    71,300       2,317,250
Principal Financial
  Group, Inc.                                             71,300       2,299,425
Protective Life Corp.                                     71,300       1,907,275
Radian Group, Inc.                                        49,000       1,795,850
WellChoice, Inc.*                                         40,100       1,174,128
Willis Group
  Holdings Limited                                        71,300       2,192,475
                                                                   -------------
                                                                      17,680,648
                                                                   -------------

LODGING -- 0.6%
Fairmont Hotels &
  Resorts, Inc.                                           89,600       2,096,640
                                                                   -------------
MACHINERY & COMPONENTS -- 3.5%
Cooper Cameron Corp.*                                     44,600       2,246,948
FMC Technologies, Inc.*                                  125,000       2,631,250
Roper Industries, Inc.                                    89,200       3,318,240
Smith International, Inc.*                               107,000       3,931,180
                                                                   -------------
                                                                      12,127,618
                                                                   -------------

MANUFACTURING -- 0.9%
American Standard
  Companies, Inc.*                                        40,100       2,964,593
                                                                   -------------

MEDICAL SUPPLIES  1.7%
Apogent
  Technologies, Inc.*                                     89,200       1,784,000
Cytyc Corp.*                                              49,000         515,480
St. Jude Medical, Inc.*                                   31,600       1,817,000
Waters Corp.*                                             62,400       1,817,712
                                                                   -------------
                                                                       5,934,192
                                                                   -------------

METALS & MINING -- 0.9%
Newmont Mining Corp.                                      89,200       2,895,432

PHARMACEUTICALS  11.8%
Alkermes, Inc.*                                           78,000   $     838,500
AmerisourceBergen Corp.                                   42,400       2,940,440
Amylin
  Pharmaceuticals, Inc.*                                  60,200       1,317,778
Andrx Corp.*                                             142,700       2,839,730
Barr Laboratories, Inc.*                                  63,500       4,159,250
Cephalon, Inc.*                                           53,500       2,202,060
Gilead Sciences, Inc.*                                    75,800       4,212,964
Idec
  Pharmaceuticals Corp.*                                  44,600       1,516,400
Invitrogen Corp.*                                         17,000         652,290
IVAX Corp.*                                              102,200       1,824,270
Medimmune, Inc.*                                          78,000       2,836,860
Millennium
  Pharmaceuticals, Inc.*                                  93,600       1,472,328
Omnicare, Inc.                                           232,200       7,846,038
Protein Design
  Labs, Inc.*                                             49,000         685,020
Teva Pharmaceutical
  Sponsored ADR                                           80,300       4,571,479
Vertex
  Pharmaceuticals, Inc.*                                  44,600         651,160
                                                                   -------------
                                                                      40,566,567
                                                                   -------------

PREPACKAGED SOFTWARE -- 4.6%
Adobe Systems, Inc.                                       76,000       2,437,320
DST Systems, Inc.*                                       102,600       3,898,800
Informatica Corp.*                                        58,000         400,780
Intuit, Inc.*                                             44,600       1,986,038
Network Associates, Inc.*                                115,900       1,469,612
Peoplesoft, Inc.*                                        100,300       1,764,277
Siebel Systems, Inc.*                                     57,000         543,780
SunGard Data
  Systems, Inc.*                                          78,000       2,020,980
Veritas Software Corp.*                                   44,600       1,278,682
                                                                   -------------
                                                                      15,800,269
                                                                   -------------

RESTAURANTS -- 0.7%
The Cheesecake Factory*                                   66,900       2,401,041
                                                                   -------------

RETAIL -- 5.7%
99 Cents Only Stores*                                     22,300         765,336
Best Buy Co., Inc.*                                      107,000       4,699,440
Dollar Tree Stores, Inc.*                                131,400       4,169,322
Family Dollar Stores, Inc.                               101,400       3,868,410
MSC Industrial
  Direct Co. Cl. A*                                        9,000         161,100
O'Reilly Automotive, Inc.*                                89,200       2,978,388
TJX Companies, Inc.                                        4,000          75,360
Williams-Sonoma, Inc.*                                    93,600       2,733,120
                                                                   -------------
                                                                      19,450,476
                                                                   -------------

RETAIL - GROCERY -- 1.0%
Whole Foods Market, Inc.*                                 73,600   $   3,498,208
                                                                   -------------

TELEPHONE UTILITIES -- 0.7%
Triton PCS Holdings,
  Inc. Cl. A*                                             98,100         495,405
Western Wireless
  Corp. Cl. A*                                           147,300       1,698,369
                                                                   -------------
                                                                       2,193,774
                                                                   -------------

TRANSPORTATION -- 1.2%
Expedia, Inc. Cl. A*                                      22,300       1,703,274
Expeditors International
  of Washington, Inc.                                     67,200       2,327,808
                                                                   -------------
                                                                       4,031,082
                                                                   -------------

TOTAL EQUITIES
(COST $285,203,836)                                                  325,364,580
                                                                   -------------

MUTUAL FUND -- 1.4%

FINANCIAL SERVICES
Government Reserve
  Investment Fund                                      4,760,790       4,760,790
                                                                   -------------

TOTAL MUTUAL FUND
(COST $4,760,790)                                                      4,760,790
                                                                   -------------

TOTAL LONG TERM INVESTMENTS
(COST $289,964,626)                                                  330,125,370
                                                                   =============

                                                     PRINCIPAL
                                                       AMOUNT
                                                     ----------
SHORT-TERM INVESTMENTS -- 18.8%

CASH EQUIVALENTS -- 13.9%**
Bank of Montreal
  Eurodollar Time Deposit
  1.080% 07/02/2003$                                   1,010,529       1,010,529
Bank of Montreal
  Eurodollar Time Deposit
  1.150% 07/09/2003                                      792,479         792,479
Bayerische Hypo-und
  Vereinsbank Bank Note
  1.530% 09/09/2003                                    5,052,644       5,052,644
Canadian Imperial
  Bank of Commerce
  Bank Note
  1.500% 05/18/2004                                    5,052,644       5,052,644

    The accompanying notes are an integral part of the financial statements.

                                                     PRINCIPAL        MARKET
                                                      AMOUNT          VALUE
                                                   -------------   -------------
Den Danske Bank
  Eurodollar Time Deposit
  1.040% 07/28/2003                                $   1,010,529   $   1,010,529
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                    3,063,846       3,063,846
Goldman Sachs Group, Inc.
  Medium Term Note
  1.130% 09/17/2003                                      505,264         505,264
Keybank
  Eurodollar Time Deposit
  1.250% 07/01/2003                                    3,941,062       3,941,062
Merrill Lynch & Co.
  Medium Term Note
  1.615% 11/26/2003                                      757,897         757,897
Merrill Lynch Premier
  Institutional Money
  Market Fund                                          2,195,748       2,195,748
Merrimac Money
  Market Fund                                          8,261,073       8,261,073
Metropolitan Life
  Insurance Co.
  Funding Agreement
  1.350% 11/03/2003                                    2,526,322       2,526,322
Morgan Stanley Dean
  Witter & Co.
  1.455% 01/29/2004                                    2,021,058       2,021,058
National Bank
  of Commerce
  1.073% 11/19/2003                                    1,263,161       1,263,161
Royal Bank of Canada
  Eurodollar Time Deposit
  1.031% 07/07/2003                                    4,547,380       4,547,380
Royal Bank of Canada
  Eurodollar Time Deposit
  1.300% 07/01/2003                                    3,031,587       3,031,587
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.050% 07/28/2003                                    2,526,322       2,526,322
                                                                   -------------
                                                                      47,559,545
                                                                   -------------

REPURCHASE AGREEMENT -- 4.9%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  06/30/2003, 0.75%,
  due 07/01/2003(a)                                   16,947,729      16,947,729
                                                                   -------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                   64,507,274
                                                                   =============

TOTAL INVESTMENTS -- 115.1%
(COST $354,471,900)***                                             $ 394,632,644

OTHER ASSETS/
(LIABILITIES) -- (15.1%)                                             (51,913,906)
                                                                   =============

NET ASSETS -- 100.0%                                               $ 342,718,738
                                                                   =============

NOTES TO PORTFOLIO OF INVESTMENTS
ADR - American Depository Receipt.
*   Non-income producing security.
**  Represents investments of security lending collateral. (NOTE 2).
*** Aggregate cost for Federal tax purposes. (NOTE 7).
(a) Maturity value of $16,948,082. Collateralized by U.S. Government Agency obligation with a rate of 4.376%, maturity date of 03/01/2033, and an aggregate market value, including accrued interest, of $17,795,115.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL MID CAP GROWTH EQUITY II FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                                   JUNE 30, 2003
                                                                                                    (UNAUDITED)
                                                                                                  ---------------
ASSETS:
      Investments, at value (cost $289,964,626) (NOTE 2)                                          $   330,125,370
      Short-term investments, at amortized cost (NOTE 2)                                               64,507,274
                                                                                                  ---------------
          Total Investments (including securities on loan with market values of $45,982,407)          394,632,644
      Cash                                                                                                  2,892
      Receivables from:
          Investments sold                                                                                248,322
          Interest and dividends                                                                           84,401
          Foreign taxes withheld                                                                              904
          Miscellaneous                                                                                    10,666
                                                                                                  ---------------
               Total assets                                                                           394,979,829
                                                                                                  ---------------

LIABILITIES:
      Payables for:
          Investments purchased                                                                         4,368,436
          Securities on loan (NOTE 2)                                                                  47,559,545
          Directors' fees and expenses (NOTE 3)                                                             5,186
          Affiliates (NOTE 3):
               Investment management fees                                                                 213,086
               Administration fees                                                                         69,704
               Service fees                                                                                31,359
      Accrued expense and other liabilities                                                                13,775
                                                                                                  ---------------
               Total liabilities                                                                       52,261,091
                                                                                                  ---------------
      NET ASSETS                                                                                  $   342,718,738
                                                                                                  ===============

NET ASSETS CONSIST OF:
      Paid-in capital                                                                             $   342,099,290
      Accumulated net investment loss                                                                    (947,176)
      Accumulated net realized loss on investments                                                    (38,594,120)
      Net unrealized appreciation on investments                                                       40,160,744
                                                                                                  ---------------
                                                                                                  $   342,718,738
                                                                                                  ===============

NET ASSETS:
      Class A                                                                                     $    58,447,962
                                                                                                  ===============
      Class L                                                                                     $   156,156,456
                                                                                                  ===============
      Class Y                                                                                     $    39,648,321
                                                                                                  ===============
      Class S                                                                                     $    88,302,926
                                                                                                  ===============
      Class N                                                                                     $       163,073
                                                                                                  ===============

SHARES OUTSTANDING:
      Class A                                                                                           6,114,148
                                                                                                  ===============
      Class L                                                                                          16,205,814
                                                                                                  ===============
      Class Y                                                                                           4,092,083
                                                                                                  ===============
      Class S                                                                                           9,097,376
                                                                                                  ===============
      Class N                                                                                              17,147
                                                                                                  ===============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
      Class A                                                                                     $          9.56
                                                                                                  ===============
      Class L                                                                                     $          9.64
                                                                                                  ===============
      Class Y                                                                                     $          9.69
                                                                                                  ===============
      Class S                                                                                     $          9.71
                                                                                                  ===============
      Class N                                                                                     $          9.51
                                                                                                  ===============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                                 SIX MONTHS ENDED
                                                                                                  JUNE 30, 2003
                                                                                                   (UNAUDITED)
                                                                                                 ----------------
INVESTMENT INCOME (NOTE 2):
      Dividends (net of withholding tax of $6,438)                                                $       431,359
      Interest (including securities lending income of $19,437)                                            62,749
                                                                                                  ---------------
               Total investment income                                                                    494,108
                                                                                                  ---------------
EXPENSES (NOTE 2):
      Investment management fees (NOTE 3)                                                               1,030,773
      Custody fees                                                                                         12,826
      Audit and legal fees                                                                                 10,649
      Shareholder reporting fees                                                                            4,492
      Directors' fees (NOTE 3)                                                                              2,693
      Trustee reporting                                                                                     2,609
                                                                                                  ---------------
                                                                                                        1,064,042
      Administration fees (NOTE 3):
          Class A                                                                                          70,399
          Class L                                                                                         204,151
          Class Y                                                                                          28,083
          Class S                                                                                          30,926
          Class N                                                                                             219
      Service fees (NOTE 3):
          Class A                                                                                          54,253
          Class N                                                                                             146
      Distribution fees (NOTE 3):
          Class N                                                                                             146
                                                                                                  ---------------
               Total expenses                                                                           1,452,365
      Fees paid indirectly (NOTE 3)                                                                       (14,664)
                                                                                                  ---------------
               Net expenses                                                                             1,437,701
                                                                                                  ---------------
               NET INVESTMENT INCOME (LOSS)                                                              (943,593)
                                                                                                  ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
      Net realized gain on investment transactions                                                         86,122
      Net change in unrealized appreciation (depreciation) on investments                              49,640,626
                                                                                                  ---------------
               NET REALIZED AND UNREALIZED GAIN                                                        49,726,748
                                                                                                  ---------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $    48,783,155
                                                                                                  ===============

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS ENDED
                                                                                JUNE 30, 2003       YEAR ENDED
                                                                                 (UNAUDITED)     DECEMBER 31, 2002
                                                                              -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment loss                                                      $      (943,593)   $    (1,534,019)
      Net realized gain (loss) on investment transactions                               86,122        (16,730,877)
      Net change in unrealized appreciation (depreciation) on investments           49,640,626        (37,744,732)
                                                                               ---------------    ---------------
          NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           48,783,155        (56,009,628)
                                                                               ---------------    ---------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
      Class A                                                                       19,422,772         22,937,440
      Class L                                                                       16,991,623         10,821,016
      Class Y                                                                        6,014,743         27,396,422
      Class S                                                                        3,132,070          3,226,440
      Class N                                                                           40,612            100,500*
                                                                               ---------------    ---------------
          INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                   45,601,820         64,481,818
                                                                               ---------------    ---------------
      TOTAL INCREASE IN NET ASSETS                                                  94,384,975          8,472,190
NET ASSETS:
      Beginning of period                                                          248,333,763        239,861,573
                                                                               ---------------    ---------------
      End of period (including accumulated net investment loss of
        $947,176 and $3,583, respectively)                                     $   342,718,738    $   248,333,763
                                                                               ===============    ===============

 *    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                            CLASS A
                                                                                            -------
                                                             SIX MONTHS ENDED
                                                                  6/30/03          YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                                (UNAUDITED)         12/31/02        12/31/01       12/31/00~
                                                             ----------------      ----------      ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $           8.12      $    10.33      $    10.48     $      10.00
                                                             ----------------      ----------      ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                   (0.04)***       (0.08)***       (0.09)***        (0.02)***
  Net realized and unrealized gain (loss) on investments                 1.48           (2.13)          (0.06)            0.50
                                                             ----------------      ----------      ----------     ------------
       Total income (loss) from investment operations                    1.44           (2.21)          (0.15)            0.48
                                                             ----------------      ----------      ----------     ------------
NET ASSET VALUE, END OF PERIOD                               $           9.56      $     8.12      $    10.33     $      10.48
                                                             ================      ==========      ==========     ============
TOTAL RETURN@                                                           17.73%**       (21.39)%         (1.43)%           4.80%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                          $         58,448      $   30,968      $   14,113     $      2,861
  Ratio of expenses to average daily net assets:
    Before expense waiver                                                1.35%*          1.36%           1.35%            1.37%*
    After expense waiver#                                                1.34%*(a)       1.35%(a)        1.35%             N/A
  Net investment loss to average daily net assets                       (0.98)%*        (0.96)%         (0.89)%          (0.40)%*
  Portfolio turnover rate                                                  27%**           61%             49%              37%**

                                                                                             CLASS L
                                                                                             -------
                                                             SIX MONTHS ENDED
                                                                  6/30/03          YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                                (UNAUDITED)         12/31/02        12/31/01       12/31/00~
                                                             ----------------      ----------      ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $           8.17      $    10.37      $    10.50     $      10.00
                                                             ----------------      ----------      ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                   (0.03)***       (0.07)***       (0.06)***        (0.02)***
  Net realized and unrealized gain (loss) on investments                 1.50           (2.13)          (0.07)            0.52
                                                             ----------------      ----------      ----------     ------------
       Total income (loss) from investment operations                    1.47           (2.20)          (0.13)            0.50
                                                             ----------------      ----------      ----------     ------------
NET ASSET VALUE, END OF PERIOD                               $           9.64      $     8.17      $    10.37     $      10.50
                                                             ================      ==========      ==========     ============
TOTAL RETURN@                                                           17.99%**       (21.22)%         (1.24)%           5.00%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                          $        156,156      $  116,835      $  136,206     $    126,876
  Ratio of expenses to average daily net assets:
    Before expense waiver                                                1.10%*          1.11%           1.10%            1.12%*
    After expense waiver#                                                1.09%*(a)       1.09%(a)        1.10%             N/A
  Net investment loss to average daily net assets                       (0.73)%*        (0.72)%         (0.59)%          (0.25)%*
  Portfolio turnover rate                                                  27%**           61%             49%              37%**

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ~ FOR THE PERIOD FROM JUNE 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIODS MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND JANUARY 1, 2002 THROUGH APRIL 30, 2002.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (a) THE FUND HAS ENTERED INTO AN AGREEMENT WITH THE CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                           CLASS Y
                                                                                           -------
                                                             SIX MONTHS ENDED
                                                                  6/30/03          YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                                (UNAUDITED)         12/31/02        12/31/01       12/31/00~
                                                             ----------------      ----------      ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $           8.21      $    10.40      $    10.51     $      10.00
                                                             ----------------      ----------      ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                   (0.02)***       (0.04)***       (0.05)***        (0.00)***+
  Net realized and unrealized gain (loss)
    on investments                                                       1.50           (2.15)          (0.06)            0.51
                                                             ----------------      ----------      ----------     ------------
       Total income (loss) from investment
        operations                                                       1.48           (2.19)          (0.11)            0.51
                                                             ----------------      ----------      ----------     ------------
NET ASSET VALUE, END OF PERIOD                               $           9.69      $     8.21      $    10.40     $      10.51
                                                             ================      ==========      ==========     ============
TOTAL RETURN@                                                           18.03%**       (21.06)%         (1.05)%           5.10%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                          $         39,648      $   27,835      $      622     $        267
  Ratio of expenses to average daily net assets:
    Before expense waiver                                                0.95%*          0.98%           0.95%            0.97%*
    After expense waiver#                                                0.94%*(a)       0.96%(a)        0.95%             N/A
  Net investment loss to average daily
    net assets                                                          (0.58)%*        (0.51)%         (0.48)%          (0.07)%*
Portfolio turnover rate                                                    27%**           61%             49%              37%**

                                                                                             CLASS S
                                                                                             -------
                                                             SIX MONTHS ENDED
                                                                  6/30/03          YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                                                (UNAUDITED)         12/31/02        12/31/01        12/31/00~
                                                             ----------------      ----------      ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $           8.22      $    10.41      $    10.51     $      10.00
                                                             ----------------      ----------      ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                   (0.02)***       (0.04)***       (0.03)***        (0.00)***+
  Net realized and unrealized gain (loss)
    on investments                                                       1.51           (2.15)          (0.07)            0.51
                                                             ----------------      ----------      ----------     ------------
    Total income (loss) from investment
     operations                                                          1.49           (2.19)          (0.10)            0.51
                                                             ----------------      ----------      ----------     ------------
NET ASSET VALUE, END OF PERIOD                               $           9.71      $     8.22      $    10.41     $      10.51
                                                             ================      ==========      ==========     ============
TOTAL RETURN@                                                           18.13%**       (21.04)%         (0.95)%           5.10%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                          $         88,303      $   72,595      $   88,921     $     90,248
  Ratio of expenses to average daily net assets:
    Before expense waiver                                                0.86%*          0.87%           0.86%            0.88%*
    After expense waiver#                                                0.85%*(a)       0.85%(a)        0.86%             N/A
  Net investment loss to average daily
    net assets                                                          (0.49)% *       (0.48)%         (0.34)%          (0.01)%*
Portfolio turnover rate                                                    27% **          61%             49%              37%**

                                                                             CLASS N
                                                                             -------
                                                             SIX MONTHS ENDED
                                                                  6/30/03          PERIOD ENDED
                                                                (UNAUDITED)         12/31/02~~
                                                             ---- -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $           8.09      $       8.05
                                                             ----------------      ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                   (0.05)***         (0.00)***+
  Net realized and unrealized gain (loss)
    on investments                                                       1.47              0.04
                                                             ----------------      ------------
    Total income (loss) from investment
     operations                                                          1.42              0.04
                                                             ----------------      ------------
NET ASSET VALUE, END OF PERIOD                               $           9.51      $       8.09
                                                             ================      ============
TOTAL RETURN@                                                           17.55%**(b)           -^

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                          $            163      $        101
  Ratio of expenses to average daily net assets:
    Before expense waiver                                                1.65%*               -^
    After expense waiver#                                                1.64%*(a)            -^
  Net investment loss to average daily
    net assets                                                          (1.28)%*              -^
Portfolio turnover rate                                                    27%**             61%

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ~ FOR THE PERIOD FROM JUNE 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
  ~~   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  ^    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  +    NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIODS MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND JANUARY 1, 2002 THROUGH APRIL 30, 2002.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (a) THE FUND HAS ENTERED INTO AN AGREEMENT WITH THE CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
  (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SMALL CAP GROWTH EQUITY FUND -- PORTFOLIO MANAGER REPORT

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES FOR THE MASSMUTUAL SMALL CAP GROWTH EQUITY FUND?

The objectives and policies of the Fund are to:
-  achieve long-term capital appreciation
- invest primarily in a diversified portfolio of equity securities of smaller companies consistent with market capitalizations of companies in the Russell 2000 Index or the S&P SmallCap 600 Index
-  utilize a growth-oriented strategy in making investment decisions
-  utilize fundamental analysis to identify companies which:
   - are of high investment quality or possess a unique product, market position or operating characteristics
   -  offer above-average levels of profitability or superior growth potential

HOW DID THE FUND PERFORM DURING THE FIRST HALF OF 2003?

For the six months ending June 30, 2003, the Fund's Class S shares returned 18.18%, outpacing the 17.88% return of the Russell 2000 Index, an unmanaged index of 2000 small capitalization common stocks and the 12.93% return of the S&P SmallCap 600 Index, a market capitalization-weighted index that measures the performance of 600 domestic small-cap stocks chosen for market size, liquidity and industry group representation. The Fund also finished well ahead of the 19.33% return of the Russell 2000 Growth Index, which tracks the performance of stocks in the Russell 2000 Index sharing characteristics common to the growth universe.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

The first quarter of 2003 was a very volatile period. Investors greeted the start of the new year and President Bush's plan for "jobs and growth" with a positive outlook that fueled an initial, sharp rise in the S&P 500 Index. However, increased rhetoric and preparation for the war with Iraq steadily eroded that optimism. The resulting pessimism and heightened uncertainty caused the equity markets to retrace their steps and post negative returns for the quarter. For the quarter, the Dow Jones Industrials fell 3.6%, the S&P 500 lost 3.1% and the NASDAQ Composite rose a mere 0.4%. Large cap stocks outperformed both small- and mid cap stocks, and growth stocks outperformed value. During the first quarter, the portfolio's top stock picks in the technology, industrials and energy sectors were counterbalanced by weakness in the financials sector.

Setting aside the Iraqi conflict and refocusing on domestic growth with all measures of economic stimulus sent stocks up sharply for the second quarter. Results for the period were the best since the rebound following the terrorist attacks in the fourth quarter of 2001. The Russell Growth Index led all stock market index gains with a 24.2% increase, followed closely by the NASDAQ Industrials, which rose 22.5%.

At the start of the second quarter, we were positioned for an economic rebound, with a high concentration of stocks in the information technology, health care and consumer discretionary sectors. Since we were overweight in each of these sectors, the Fund's performance was fueled by these outperforming sectors. During the performance period, the portfolio's top stock picks in the financials sector were offset by weaker performers in the technology and materials sectors.

WHAT IS YOUR OUTLOOK?

The market has begun to view the domestic economy through a more optimistic lens now that geopolitical uncertainty has subsided. Both the Federal Reserve's reduction in short-term rates to 45-year lows and the recently passed stimulus package have already begun to put more money in consumers' hands. We view these measures positively and expect them to help solidify, and potentially accelerate, an economic recovery. The portfolio remains positioned to benefit from an improving economy with overweights in consumer discretionary, technology and energy.

                     MASSMUTUAL SMALL CAP GROWTH EQUITY FUND
                        LARGEST STOCK HOLDINGS (6/30/03)

    Checkfree Corp.
    American Healthways, Inc.
    Getty Images, Inc.
    Omnicare, Inc.
    Take-Two Interactive Software, Inc.
    American Italian Pasta Co. Cl. A
    Dendrite International, Inc.
    Visx, Inc.
    ITT Educational Services, Inc.
    Factset Research Systems, Inc.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Small Cap Growth Equity Fund Class S, Class A, Class Y, Class L and the Russell 2000 Index

MASSMUTUAL SMALL CAP GROWTH EQUITY FUND
TOTAL RETURN

                                                              SINCE INCEPTION
                      YEAR TO DATE          ONE YEAR           AVERAGE ANNUAL
                    1/1/03 - 6/30/03     7/1/02 - 6/30/03     5/3/99 - 6/30/03
Class S                  18.18%                4.36%                 2.14%
Class A                  17.92%                3.82%                 1.60%
Class Y                  18.15%                4.28%                 1.99%
Class L                  18.12%                4.09%                 1.86%
------------------------------------------------------------------------------
Russell 2000 Index       17.88%               -1.64%                 2.23%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                CLASS S      CLASS A      CLASS Y      CLASS L    RUSSELL 2000 INDEX
5/3/1999     $   10,000   $   10,000   $   10,000   $   10,000            $   10,000
  Jun-99     $   10,930   $   10,930   $   10,930   $   10,930            $   10,605
  Jun-00     $   17,092   $   16,992   $   17,062   $   17,036            $   12,124
  Jun-01     $   13,377   $   13,236   $   13,340   $   13,301            $   12,193
  Jun-02     $   10,463   $   10,289   $   10,410   $   10,372            $   11,145
  Jun-03     $   10,919   $   10,682   $   10,856   $   10,796            $   10,962

Hypothetical Investments in MassMutual Small Cap Growth Equity Fund Class N, Class N (CDSC fees deducted) and the Russell 2000 Index

MASSMUTUAL SMALL CAP GROWTH EQUITY FUND
TOTAL RETURN

                                    YEAR TO DATE          SINCE INCEPTION
                                  1/1/03 - 6/30/03      12/31/02 - 6/30/03
Class N                                 17.78%                 18.32%
Class N (CDSC fees deducted)            16.78%                 17.32%
--------------------------------------------------------------------------
Russell 2000 Index                      17.88%                 18.17%
--------------------------------------------------------------------------

[CHART]

                  CLASS N     CLASS N (CDSC FEES DEDUCTED)    RUSSELL 2000 INDEX
12/31/2002      $  10,000                       $   10,000            $   10,000
    Mar-03      $   9,977                       $    9,877            $    9,551
    Jun-03      $  11,832                       $   11,732            $   11,788

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 2000 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL SMALL CAP GROWTH EQUITY FUND - PORTFOLIO OF INVESTMENTS

JUNE 30, 2003 (UNAUDITED)

                                                     NUMBER OF        MARKET
                                                       SHARES         VALUE
                                                   -------------   -------------
EQUITIES -- 81.8%

ADVERTISING -- 2.2%
Catalina Marketing Corp.*                                 71,500   $   1,261,975
Getty Images, Inc.*                                      140,800       5,815,040
                                                                   -------------
                                                                       7,077,015
                                                                   -------------

AEROSPACE & DEFENSE -- 0.3%
Triumph Group, Inc.*                                      37,200       1,047,924
                                                                   -------------

APPAREL, TEXTILES & SHOES -- 0.5%
Pacific Sunwear of
  California, Inc.*                                       38,700         932,283
Urban Outfitters, Inc.*                                   22,200         796,980
                                                                   -------------
                                                                       1,729,263
                                                                   -------------

AUTOMOTIVE & PARTS -- 0.6%
BorgWarner, Inc.                                          14,000         901,600
Dana Corp.                                                87,700       1,013,812
                                                                   -------------
                                                                       1,915,412
                                                                   -------------

BANKING, SAVINGS & LOANS -- 3.1%
Amcore Financial, Inc.                                    48,800       1,136,064
Bank of Hawaii Corp.                                      37,500       1,243,125
Financial Federal Corp.*                                 117,700       2,871,880
Hancock Holding Co.                                       22,650       1,065,909
Providian Financial Corp.*                               220,400       2,040,904
Westcorp                                                  55,600       1,556,800
                                                                   -------------
                                                                       9,914,682
                                                                   -------------

BEVERAGES -- 0.6%
The Robert Mondavi Corp.*                                 71,800       1,817,258
                                                                   -------------

BROADCASTING, PUBLISHING & PRINTING -- 1.6%
Lin TV Corp. Cl. A*                                       54,600       1,285,830
Pegasus
  Communication Corp.*                                    30,300         896,274
Playboy Enterprises,
  Inc. Cl. B*                                            146,100       1,986,960
UnitedGlobalCom,
Inc. Cl. A*                                              150,600         778,602
                                                                   -------------
                                                                       4,947,666
                                                                   -------------

CHEMICALS -- 2.4%
Cabot
  Microelectronics Corp.*                                 42,300       2,134,881
Cytec Industries, Inc.*                                   36,200       1,223,560
IMC Global, Inc.                                         122,200         819,962
Minerals Technologies, Inc.                               29,000       1,411,140
SurModics, Inc.*                                          56,100       1,711,050
Wellman, Inc.                                             20,800         232,960
                                                                   -------------
                                                                       7,533,553
                                                                   -------------

COMMERCIAL SERVICES -- 8.1%
ADVO, Inc.*                                               22,300   $     990,120
The Corporate Executive
  Board Co.*                                             105,000       4,255,650
Exelixis, Inc.*                                          171,200       1,188,128
Fluor Corp.                                               37,800       1,271,592
FTI Consulting, Inc.*                                     92,250       2,303,482
Gene Logic, Inc.*                                         36,475         217,756
Incyte Corp.*                                            152,900         709,456
ITT Educational
  Services, Inc.*                                        171,700       5,022,225
Maximus, Inc.*                                           116,300       3,213,369
MemberWorks, Inc.*                                       138,100       2,727,475
PerkinElmer, Inc.                                        279,082       3,854,122
                                                                   -------------
                                                                      25,753,375
                                                                   -------------

COMMUNICATIONS -- 1.2%
Advanced Fibre
  Communications, Inc.*                                   73,400       1,194,218
Tekelec*                                                 241,600       2,730,080
                                                                   -------------
                                                                       3,924,298
                                                                   -------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 2.0%
3Com Corp.*                                              366,600       1,715,688
Digital Insight Corp.*                                   172,200       3,280,410
IDX Systems Corp.*                                        75,800       1,176,416
                                                                   -------------
                                                                       6,172,514
                                                                   -------------

COMPUTER RELATED SERVICES -- 3.5%
Acxiom Corp.*                                             87,500       1,320,375
Checkfree Corp.*                                         298,299       8,304,644
Ingram Micro, Inc. Cl. A*                                126,000       1,386,000
                                                                   -------------
                                                                      11,011,019
                                                                   -------------

COMPUTERS & INFORMATION -- 1.1%
Maxtor Corp.*                                            355,700       2,671,307
Western Digital Corp.*                                    83,800         863,140
                                                                   -------------
                                                                       3,534,447
                                                                   -------------

DATA PROCESSING & PREPARATION -- 1.7%
Alliance Data
  Systems Corp.*                                          23,600         552,240
Factset Research
  Systems, Inc.                                          112,300       4,946,815
                                                                   -------------
                                                                       5,499,055
                                                                   -------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 8.1%
Actel Corp.*                                              46,200         947,100
Agere Systems, Inc. Cl. A*                               777,200       1,810,876
ATMI, Inc.*                                               49,300       1,231,021
Cree, Inc.*                                              110,300       1,795,684
Cymer, Inc.*                                              22,600   $     713,256
DSP Group, Inc.*                                          60,600       1,304,718
Fairchild Semiconductor
  International, Inc. Cl. A*                             154,300       1,973,497
Gentex Corp.*                                            161,340       4,938,617
Intersil Corp. Cl. A*                                     65,700       1,748,277
ON Semiconductor Corp.*                                   33,500          90,450
Planar Systems, Inc.*                                     44,900         878,244
Visx, Inc.*                                              296,200       5,139,070
Wilson Greatbatch
  Technologies, Inc.*                                     90,480       3,266,328
                                                                   -------------
                                                                      25,837,138
                                                                   -------------

ENERGY -- 4.0%
CAL Dive International, Inc.*                             62,200       1,355,960
Grey Wolf, Inc.*                                         349,600       1,412,384
Helmerich & Payne, Inc.                                   44,700       1,305,240
Newfield Exploration Co.*                                100,600       3,777,530
Peabody Energy Corp.                                      41,100       1,380,549
Sunoco, Inc.                                              37,800       1,426,572
TETRA Technologies, Inc.*                                 49,000       1,452,850
UGI Corp.                                                 21,100         668,870
                                                                   -------------
                                                                      12,779,955
                                                                   -------------

ENTERTAINMENT & LEISURE -- 1.4%
AMC Entertainment, Inc.*                                 120,100       1,373,944
Callaway Golf Co.                                        117,500       1,553,350
Churchill Downs, Inc.                                     27,700       1,061,187
Hollywood Media Corp.*                                   390,400         507,520
                                                                   -------------
                                                                       4,496,001
                                                                   -------------

FINANCIAL SERVICES -- 2.6%
The Chicago
  Mercantile Exchange                                     33,508       2,333,162
E*TRADE Group, Inc.*                                     222,300       1,889,550
Investment Technology
Group, Inc.*                                              85,600       1,592,160
MFA Mortgage
  Investments, Inc.                                      117,300       1,177,692
Ventas, Inc.                                              89,400       1,354,410
                                                                   -------------
                                                                       8,346,974
                                                                   -------------

FOODS -- 2.5%
American Italian
  Pasta Co. Cl. A*                                       129,200       5,381,180
Smithfield Foods, Inc.*                                   56,900       1,304,148
Wild Oats Markets, Inc.*                                 123,500       1,346,150
                                                                   -------------
                                                                       8,031,478
                                                                   -------------

FOREST PRODUCTS & PAPER -- 0.4%
Bowater, Inc.                                             30,000       1,123,500
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

                                                     NUMBER OF        MARKET
                                                       SHARES         VALUE
                                                   -------------   -------------
HEALTHCARE -- 9.5%
Allscripts Healthcare
  Solutions, Inc.*                                       388,200   $   1,424,694
American Healthways, Inc.*                               224,200       8,098,104
AmSurg Corp.*                                            146,500       4,468,250
Caremark Rx, Inc.*                                        51,100       1,312,248
Coventry Health Care, Inc.*                               36,000       1,661,760
Human Genome
  Sciences, Inc.*                                         99,100       1,260,552
Humana, Inc.*                                            122,000       1,842,200
LifePoint Hospitals, Inc.*                                65,925       1,380,469
Manor Care, Inc.*                                         83,300       2,083,333
Matria Healthcare, Inc.*                                  61,100       1,078,415
Odyssey Healthcare, Inc.*                                102,000       3,774,000
Triad Hospitals, Inc.*                                    72,200       1,792,004
                                                                   -------------
                                                                      30,176,029
                                                                   -------------

HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 0.4%
Furniture Brands
  International, Inc.*                                    42,450       1,107,945
                                                                   -------------

HOUSEHOLD PRODUCTS -- 0.4%
Ferro Corp.                                               55,700       1,254,921
                                                                   -------------

LODGING -- 1.0%
Aztar Corp.*                                              78,100       1,258,191
Vail Resorts, Inc.*                                      129,500       1,744,365
                                                                   -------------
                                                                       3,002,556
                                                                   -------------

MACHINERY & COMPONENTS -- 1.8%
Agco Corp.*                                               70,100       1,197,308
Kennametal, Inc.                                          36,600       1,238,544
Techtronic Industries Co.
  Sponsored ADR                                           42,000       1,411,108
Ultratech, Inc.*                                          98,800       1,826,812
                                                                   -------------
                                                                       5,673,772
                                                                   -------------

MEDICAL SUPPLIES -- 2.4%
Cholestech Corp.*                                        199,911       1,973,122
CONMED Corp.*                                             65,900       1,203,334
Kensey Nash Corp.*                                        43,300       1,125,800
PSS World Medical, Inc.*                                 178,300       1,025,225
Sequenom, Inc.*                                          291,900         793,968
Varian, Inc.*                                             41,000       1,421,470
                                                                   -------------
                                                                       7,542,919
                                                                   -------------

METALS & MINING -- 0.4%
Precision Castparts Corp.                                 43,700       1,359,070
                                                                   -------------

PHARMACEUTICALS -- 4.2%
Abgenix, Inc.*                                            86,000         902,140
CV Therapeutics, Inc.*                                    39,000       1,156,740
The Medicines Co.*                                        26,600         523,754
Omnicare, Inc.                                           169,300   $   5,720,647
Pharmaceutical
  Resources, Inc.*                                        61,600       2,997,456
Sangstat Medical Corp.*                                   59,500         778,855
SICOR, Inc.*                                              63,900       1,299,726
                                                                   -------------
                                                                      13,379,318
                                                                   -------------

PREPACKAGED SOFTWARE -- 6.7%
Cerner Corp.*                                            177,500       4,073,625
Dendrite
  International, Inc.*                                   406,900       5,240,872
EPIQ Systems, Inc.*                                      104,200       1,789,114
Hyperion Solutions Corp.*                                 33,100       1,117,456
Red Hat, Inc.*                                           135,200       1,023,464
Sanchez Computer
  Associates, Inc.*                                      176,700         918,840
SonicWALL, Inc.*                                         188,100         902,880
Take-Two Interactive
  Software, Inc.*                                        193,500       5,483,790
Verity, Inc.*                                             51,700         654,522
                                                                   -------------
                                                                      21,204,563
                                                                   -------------

REAL ESTATE -- 0.5%
Host Marriott Corp.*                                     157,800       1,443,870
                                                                   -------------

RESTAURANTS -- 0.3%
Krispy Kreme
  Doughnuts, Inc.*                                        23,400         963,612
                                                                   -------------

RETAIL -- 3.6%
Borders Group, Inc.*                                      69,500       1,223,895
Foot Locker, Inc.                                        147,000       1,947,750
MSC Industrial
  Direct Co. Cl. A*                                      176,100       3,152,190
O'Reilly Automotive, Inc.*                               117,600       3,926,664
Pier 1 Imports, Inc.                                      62,800       1,281,120
                                                                   -------------
                                                                      11,531,619
                                                                   -------------

TELEPHONE UTILITIES -- 0.7%
General Communication,
  Inc. Cl. A*                                             23,400         202,644
Nextel Partners, Inc. Cl. A*                             272,900       1,992,170
                                                                   -------------
                                                                       2,194,814
                                                                   -------------

TRANSPORTATION -- 2.0%
CNF, Inc.                                                 44,800       1,137,024
EGL, Inc.*                                                93,900       1,427,280
J.B. Hunt Transport
  Services, Inc.*                                         17,690         667,798
Kansas City Southern*                                    151,600       1,823,748
Werner Enterprises, Inc.                                  57,200       1,212,640
                                                                   -------------
                                                                       6,268,490
                                                                   -------------

TOTAL EQUITIES
(COST $232,110,056)                                                  259,596,025
                                                                   =============

                                                     PRINCIPAL
                                                       AMOUNT
                                                   -------------
SHORT-TERM INVESTMENTS -- 31.2%

CASH EQUIVALENTS -- 21.5%**
Bank of Montreal
  Eurodollar Time Deposit
  1.080% 07/02/2003                                $   1,448,519   $   1,448,519
Bank of Montreal
  Eurodollar Time Deposit
  1.150% 07/09/2003                                    1,135,961       1,135,961
Bayerische Hypo-und
  Vereinsbank Bank Note
  1.530% 09/09/2003                                    7,242,594       7,242,594
Canadian Imperial
  Bank of Commerce
  Bank Note
  1.500% 05/18/2004                                    7,242,594       7,242,594
Den Danske Bank
  Eurodollar Time Deposit
  1.040% 07/28/2003                                    1,448,519       1,448,519
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                    4,391,798       4,391,798
Goldman Sachs Group, Inc.
  Medium Term Note
  1.130% 09/17/2003                                      724,259         724,259
Keybank
  Eurodollar Time Deposit
  1.250% 07/01/2003                                    5,649,224       5,649,224
Merrill Lynch & Co.
  Medium Term Note
  1.615% 11/26/2003                                    1,086,389       1,086,389
Merrill Lynch Premier
  Institutional Money
  Market Fund                                          3,147,444       3,147,444
Merrimac Money
  Market Fund                                         11,841,642      11,841,642
Metropolitan Life
  Insurance Co.
  Funding Agreement
  1.350% 11/03/2003                                    3,621,297       3,621,297
Morgan Stanley Dean
  Witter & Co.
  1.455% 01/29/2004                                    2,897,038       2,897,038
National Bank
  of Commerce
  1.073% 11/19/2003                                    1,810,649       1,810,649
Royal Bank of Canada
  Eurodollar Time Deposit
  1.031% 07/07/2003                                    6,518,335       6,518,335
Royal Bank of Canada
  Eurodollar Time Deposit
  1.300% 07/01/2003                                    4,345,557       4,345,557

    The accompanying notes are an integral part of the financial statements.

                                                     PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                   -------------   -------------
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.050% 07/28/2003                                $   3,621,297   $   3,621,297
                                                                   -------------
                                                                      68,173,116
                                                                   -------------

REPURCHASE AGREEMENT -- 9.7%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  06/30/2003, 0.75%,
  due 07/01/2003(a)                                   30,816,065      30,816,065
                                                                   -------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                   98,989,181
                                                                   =============

TOTAL INVESTMENTS -- 113.0%
(COST $331,099,237)***                                               358,585,206

OTHER ASSETS/
(LIABILITIES) -- (13.0%)                                             (41,285,945)
                                                                   =============
NET ASSETS -- 100.0%                                               $ 317,299,261
                                                                   =============

NOTES TO PORTFOLIO OF INVESTMENTS
 ADR - American Depository Receipt.
 *   Non-income producing security.
 **  Represents investments of security lending collateral. (NOTE 2).
 *** Aggregate cost for Federal tax purposes. (NOTE 7).
 (a) Maturity value of $30,816,706. Collateralized by U.S. Government Agency obligation with rates of 1.535% - 3.996%, and maturity dates of 11/25/2030
     - 02/01/2033, and an aggregate market value, including accrued interest, of $32,357,238.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SMALL CAP GROWTH EQUITY FUND -- FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                   JUNE 30, 2003
                                                                    (UNAUDITED)
                                                                   -------------
ASSETS:
        Investments, at value (cost $232,110,056) (NOTE 2)         $ 259,596,025
        Short-term investments, at amortized cost (NOTE 2)            98,989,181
                                                                   -------------
            Total Investments (including securities on
              loan with market values of $65,822,268)                358,585,206
        Cash                                                          28,315,671
        Receivables from:
            Investments sold                                             303,914
            Interest and dividends                                        88,261
            Miscellaneous                                                  3,500
                                                                   -------------
                 Total assets                                        387,296,552
                                                                   -------------

LIABILITIES:
        Payables for:
            Investments purchased                                      1,499,504
            Securities on loan (NOTE 2)                               68,173,116
            Directors' fees and expenses (NOTE 3)                          5,903
            Affiliates (NOTE 3):
                 Investment management fees                              215,960
                 Administration fees                                      62,138
                 Service fees                                             25,882
        Accrued expense and other liabilities                             14,788
                                                                   -------------
                 Total liabilities                                    69,997,291
                                                                   -------------
        NET ASSETS                                                 $ 317,299,261
                                                                   =============

NET ASSETS CONSIST OF:
        Paid-in capital                                            $ 404,630,701
        Undistributed net investment income                             (965,992)
        Accumulated net realized loss on investments                (113,851,417)
        Net unrealized appreciation on investments                    27,485,969
                                                                   -------------
                                                                   $ 317,299,261
                                                                   =============

NET ASSETS:
        Class A                                                    $  46,555,746
                                                                   =============
        Class L                                                    $  55,586,127
                                                                   =============
        Class Y                                                    $  56,057,925
                                                                   =============
        Class S                                                    $ 158,980,002
                                                                   =============
        Class N                                                    $     119,461
                                                                   =============

SHARES OUTSTANDING:
        Class A                                                        4,506,783
                                                                   =============
        Class L                                                        5,331,671
                                                                   =============
        Class Y                                                        5,348,087
                                                                   =============
        Class S                                                       15,098,404
                                                                   =============
        Class N                                                           11,635
                                                                   =============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        Class A                                                    $       10.33
                                                                   =============
        Class L                                                    $       10.43
                                                                   =============
        Class Y                                                    $       10.48
                                                                   =============
        Class S                                                    $       10.53
                                                                   =============
        Class N                                                    $       10.27
                                                                   =============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                SIX MONTHS ENDED
                                                                  JUNE 30, 2003
                                                                   (UNAUDITED)
                                                                ----------------
INVESTMENT INCOME (NOTE 2):
        Dividends (net of withholding tax of $481)              $        359,982
        Interest (including securities lending income
          of $41,546)                                                    131,455
                                                                ----------------
                Total investment income                                  491,437
                                                                ----------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                            1,065,881
        Custody fees                                                      24,351
        Audit and legal fees                                              10,623
        Shareholder reporting fees                                         4,315
        Directors' fees (NOTE 3)                                           2,629
        Trustee reporting                                                  2,609
                                                                ----------------
                                                                       1,110,408
        Administration fees (NOTE 3):
            Class A                                                       77,501
            Class L                                                       94,377
            Class Y                                                       59,709
            Class S                                                       75,866
            Class N                                                          240
        Service fees (NOTE 3):
            Class A                                                       47,547
            Class N                                                          131
        Distribution fees (NOTE 3):
            Class N                                                          131
                                                                ----------------
                Total expenses                                         1,465,910
        Fees paid indirectly (NOTE 3)                                    (12,797)
                                                                ----------------
                Net expenses                                           1,453,113
                                                                ----------------
                NET INVESTMENT LOSS                                     (961,676)
                                                                ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized loss on investment transactions                 (19,490,965)
        Net change in unrealized appreciation (depreciation)
          on investments                                              65,995,739
                                                                ----------------
                NET REALIZED AND UNREALIZED GAIN                      46,504,774
                                                                ----------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $     45,543,098
                                                                ================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS ENDED
                                                                                     JUNE 30, 2003         YEAR ENDED
                                                                                      (UNAUDITED)       DECEMBER 31, 2002
                                                                                   -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment loss                                                        $        (961,676)   $      (1,820,440)
        Net realized loss on investment transactions                                     (19,490,965)         (34,654,647)
        Net change in unrealized appreciation (depreciation) on investments               65,995,739          (43,535,331)
                                                                                   -----------------    -----------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               45,543,098          (80,010,418)
                                                                                   -----------------    -----------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                                            4,374,056           14,378,517
        Class L                                                                            3,190,188           14,558,557
        Class Y                                                                            4,670,077           10,911,155
        Class S                                                                           12,607,272            9,717,738
        Class N                                                                                    -              101,000*
                                                                                   -----------------    -----------------
            INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                       24,841,593           49,666,967
                                                                                   -----------------    -----------------
        TOTAL INCREASE (DECREASE) IN NET ASSETS                                           70,384,691          (30,343,451)
NET ASSETS:
        Beginning of period                                                              246,914,570          277,258,021
                                                                                   -----------------    -----------------
        End of period (including undistributed net investment income of
           $965,992 and distributions in excess of net investment income of
           $4,316, respectively)                                                   $     317,299,261    $     246,914,570
                                                                                   =================    =================

  *     CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                       CLASS A
                                                                                      ----------
                                                  SIX MONTHS ENDED
                                                       6/30/03         YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                    (UNAUDITED)         12/31/02       12/31/01        12/31/00       12/31/99~
                                                  ----------------     ----------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD              $           8.76     $    11.79     $    13.37     $    15.86     $      10.00
                                                  ----------------     ----------     ----------     ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                        (0.05)***      (0.11)***      (0.08)***      (0.04)***        (0.03)***
  Net realized and unrealized gain (loss)
    on investments                                            1.62          (2.92)         (1.50)         (2.08)            6.06
                                                  ----------------     ----------     ----------     ----------     ------------
       Total income (loss) from investment
         operations                                           1.57          (3.03)         (1.58)         (2.12)            6.03
                                                  ----------------     ----------     ----------     ----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     -              -              -          (0.00)****           -
  Tax return of capital                                          -              -              -          (0.00)****           -
  From net realized gains                                        -              -              -          (0.37)           (0.17)
                                                  ----------------     ----------     ----------     ----------     ------------
       Total distributions                                       -              -              -          (0.37)           (0.17)
                                                  ----------------     ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                    $          10.33     $     8.76     $    11.79     $    13.37     $      15.86
                                                  ================     ==========     ==========     ==========     ============
TOTAL RETURN@                                                17.92%**      (25.70)%       (11.82)%       (13.82)%          60.42%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)               $         46,556     $   35,509     $   32,095     $   15,854     $      1,742
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.51%*         1.51%          1.51%          1.53%            1.79%*
     After expense waiver#                                    1.50%*(a)      1.50%(a)       1.49%          1.50%             N/A
  Net investment loss to average daily net assets            (1.12)%*       (1.08)%        (0.67)%        (0.28)%          (0.39)%*
  Portfolio turnover rate                                       24%**          51%           114%            97%              68%**

                                                                                       CLASS L
                                                                                      ----------
                                                  SIX MONTHS ENDED
                                                       6/30/03         YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                    (UNAUDITED)         12/31/02       12/31/01        12/31/00       12/31/99~
                                                  ----------------     ----------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD              $           8.83     $    11.85     $    13.41     $    15.88     $     10.00
                                                  ----------------     ----------     ----------     ----------     -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                        (0.04)***      (0.08)***      (0.05)***      (0.01)***       (0.01)***
  Net realized and unrealized gain (loss)
    on investments                                            1.64          (2.94)         (1.51)         (2.08)           6.06
                                                  ----------------     ----------     ----------     ----------     -----------
       Total income (loss) from investment
         operations                                           1.60          (3.02)         (1.56)         (2.09)           6.05
                                                  ----------------     ----------     ----------     ----------     -----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     -              -              -          (0.01)          (0.00)****
  Tax return of capital                                          -              -              -          (0.00)****          -
  From net realized gains                                        -              -              -          (0.37)          (0.17)
                                                  ----------------     ----------     ----------     ----------     -----------
       Total distributions                                       -              -              -          (0.38)          (0.17)
                                                  ----------------     ----------     ----------     ----------     -----------
NET ASSET VALUE, END OF PERIOD                    $          10.43     $     8.83     $    11.85     $    13.41     $     15.88
                                                  ================     ==========     ==========     ==========     ===========
TOTAL RETURN@                                                18.12%**      (25.49)%       (11.63)%       (13.54)%         60.55%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)               $         55,586     $   44,419     $   43,839     $   21,000     $     2,198
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.26%*         1.26%          1.26%          1.28%           1.52%*
     After expense waiver#                                    1.25%*(a)      1.25%(a)       1.24%          1.25%            N/A
  Net investment loss to average daily net assets            (0.87)%*       (0.83)%        (0.40)%        (0.03)%         (0.12)%*
  Portfolio turnover rate                                       24%**          51%           114%            97%             68%**

*    ANNUALIZED.
**   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
**** DISTRIBUTIONS FROM NET INVESTMENT INCOME AND TAX RETURN OF CAPITAL ARE LESS
     THAN $0.01 PER SHARE.
~ FOR THE PERIOD FROM MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD JANUARY 1, 2002 THROUGH APRIL 30, 2002.
@ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNT (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHANGES.
(a) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                       CLASS Y
                                                                                       -------
                                                  SIX MONTHS ENDED
                                                       6/30/03         YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                    (UNAUDITED)         12/31/02       12/31/01        12/31/00       12/31/99+
                                                  ----------------     ----------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD              $           8.87     $    11.89     $    13.43     $    15.90     $      10.00
                                                  ----------------     ----------     ----------     ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                               (0.03)***      (0.07)***      (0.03)***       0.02***          0.01***
  Net realized and unrealized gain (loss)
    on investments                                            1.64          (2.95)         (1.51)         (2.10)            6.07
                                                  ----------------     ----------     ----------     ----------     ------------
       Total income (loss) from investment
         operations                                           1.61          (3.02)         (1.54)         (2.08)            6.08
                                                  ----------------     ----------     ----------     ----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     -              -              -          (0.02)           (0.01)
  Tax return of capital                                          -              -              -          (0.00)****           -
  From net realized gains                                        -              -              -          (0.37)           (0.17)
                                                  ----------------     ----------     ----------     ----------     ------------
       Total distributions                                       -              -              -          (0.39)           (0.18)
                                                  ----------------     ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                    $          10.48     $     8.87     $    11.89     $    13.43     $      15.90
                                                  ================     ==========     ==========     ==========     ============
TOTAL RETURN@                                                18.15%**      (25.40)%       (11.47)%       (13.44)%          60.71%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)               $         56,058     $   43,123     $   44,759     $   35,864     $     12,667
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.11%*         1.11%          1.11%          1.13%            1.31%*
     After expense waiver#                                    1.10%*(a)      1.10%(a)       1.09%          1.10%             N/A
  Net investment income (loss) to average
    daily net assets                                         (0.72)%*       (0.68)%        (0.25)%         0.11%            0.14%*
  Portfolio turnover rate                                       24%**          51%           114%            97%            68%**

                                                                                       CLASS S
                                                                                      ----------
                                                  SIX MONTHS ENDED
                                                       6/30/03         YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                    (UNAUDITED)         12/31/02       12/31/01        12/31/00       12/31/99~
                                                  ----------------     ----------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD              $           8.91     $    11.92     $    13.45     $    15.91     $      10.00
                                                  ----------------     ----------     ----------     ----------     ------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                               (0.03)***      (0.06)***      (0.01)***       0.04***          0.02***
  Net realized and unrealized gain (loss)
    on investments                                            1.65          (2.95)         (1.52)         (2.10)            6.07
                                                  ----------------     ----------     ----------     ----------     ------------
       Total income (loss) from investment
         operations                                           1.62          (3.01)         (1.53)         (2.06)            6.09
                                                  ----------------     ----------     ----------     ----------     ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     -              -              -          (0.03)           (0.01)
  Tax return of capital                                          -              -              -          (0.00)****           -
  From net realized gains                                        -              -              -          (0.37)           (0.17)
                                                  ----------------     ----------     ----------     ----------     ------------
       Total distributions                                       -              -              -          (0.40)           (0.18)
                                                  ----------------     ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                    $          10.53     $     8.91     $    11.92     $    13.45     $      15.91
                                                  ================     ==========     ==========     ==========     ============
TOTAL RETURN@                                                18.18%**      (25.25)%       (11.38)%       (13.32)%          60.91%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)               $        158,980     $  123,762     $  156,565     $  147,368     $     92,254
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    0.97%*         0.97%          0.97%          0.99%            1.19%*
     After expense waiver#                                    0.96%*(a)      0.96%(a)       0.95%          0.97%             N/A
  Net investment income (loss) to average
   daily net assets                                          (0.58)%*       (0.54)%        (0.09)%         0.26%            0.19%*
  Portfolio turnover rate                                       24%**          51%           114%            97%              68%**

*    ANNUALIZED.
**   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
**** DISTRIBUTIONS FROM TAX RETURN OF CAPITAL IS LESS THAN $0.01 PER SHARE.
~ FOR THE PERIOD FROM MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
# COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2000 THROUGH DECEMBER 31, 2000, THE YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD JANUARY 1, 2002 THROUGH APRIL 30, 2002.
@ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNT (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHANGES.
(a) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                    CLASS N
                                                                                    -------
                                                                   SIX MONTHS ENDED
                                                                       6/30/03               PERIOD ENDED
                                                                      (UNAUDITED)             12/31/02~~
                                                                   -----------------       -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $            8.72       $            8.68
                                                                   -----------------       -----------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                          (0.06)***               (0.00)***+
  Net realized and unrealized gain on investments                               1.61                    0.04
                                                                   -----------------       -----------------
       Total income from investment operations                                  1.55                    0.04
                                                                   -----------------       -----------------
NET ASSET VALUE, END OF PERIOD                                     $           10.27       $            8.72
                                                                   =================       =================
TOTAL RETURN@                                                                  17.78%**(b)                 -^

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                $             119       $             101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                      1.81%*                     -^
     After expense waiver#                                                      1.80%*(a)                  -^
  Net investment loss to average daily net assets                              (1.43)%*                    -^
  Portfolio turnover rate                                                         24%**                   51%

*    ANNUALIZED.
**   PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
~~   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
^    AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
+    NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
@ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNT (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHANGES.
(a) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
(b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SMALL COMPANY GROWTH FUND - PORTFOLIO MANAGER REPORT

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES FOR THE MASSMUTUAL SMALL COMPANY GROWTH FUND?

The objectives and policies of the Fund are to:
-  achieve long-term capital appreciation
- invest primarily in a diversified portfolio of equity securities of smaller companies (companies with a market capitalization, at the time of purchase, within the range of market capitalizations of companies in the Russell 2000 Index)
-  utilize a growth-oriented strategy in making investment decisions
-  utilize fundamental analysis to identify companies which:
   - are of high investment quality or possess a unique product, market position or operating characteristics
   -  offer above-average levels of profitability or superior growth potential

HOW DID THE FUND PERFORM DURING THE FIRST HALF OF 2003?

For the six months ending June 30, 2003, the Fund's Class S shares returned 21.76%, well ahead of the 17.88% return of the Russell 2000 Index, an unmanaged index of 2000 small capitalization common stocks.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

The war in Iraq officially began on March 20, at which time the resolve and commitment of the U.S.-led coalition became quite clear. The looming threat of war had sent the stock market further into retreat in early December and by early February, we began to see an impact to business in general. Once the war got underway, it removed some of the uncertainty from the markets, as investors turned their attention away from the world political stage and back to business fundamentals.

Against this backdrop, the Fund's volatility factor and its cash position helped performance in January and February, but hindered returns in March as the market rallied over the first half of the month. Our relative underweighting in technology held us back in the quarter, but much of the tech rally was in "junk tech"--stocks without any earnings and selling for under $10 a share. Our overweight in energy and basic materials was a positive contributor during the quarter. Small cap stocks turned in another strong earnings season in the first quarter--and sales growth was the strongest since the fourth quarter of 2000.

In the second quarter, progress in Iraq helped to lift the remaining cloud of uncertainty overhanging the stock market and investors returned in April to find things better than expected. During the quarter, the stock market finally rewarded our portfolio companies for their fundamental performance in 2002, as irrational pessimism finally gave way to old-fashioned realism about valuations and opportunity. The economy also grew in the first and second quarters, albeit slowly, while expectations of a strong second half of the year continued to mount.

In this environment, the four dominant sectors by weight in the Russell 2000 Growth Index contributed significantly to our performance during the second quarter--as our financial services, health care, technology and consumer discretionary companies excelled. Our information technology and telecommunications issues also outperformed during the three months ending June 30.

In addition to our health care exposure, we continue to emphasize technology stocks. We recently took some profits in several of our pure-growth technology and defense technology holdings and, for the first time in four years, made select investments in cyclical technology companies, taking advantage of the up-tick in product order rates these companies are experiencing.

WHAT IS YOUR OUTLOOK?

While it is true that stock valuations are high, assuming no real recovery in corporate earnings, the massive amount of liquidity injected into the economy by the Fed should prevent any major market sell-off. We look for future gains, although some profit taking or consolidation is a strong possibility.

                      MASSMUTUAL SMALL COMPANY GROWTH FUND
                        LARGEST STOCK HOLDINGS (6/30/03)

     Pixelworks, Inc.
     Polycom, Inc.
     E*TRADE Group, Inc.
     Red Hat, Inc.
     Digimarc Corp.
     Mentor Graphics Corp.
     Lattice Semiconductor Corp.
     Alkermes, Inc.
     Hot Topic, Inc.
     Digital Insight Corp.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Small Company Growth Fund Class S, Class A, Class Y, Class L and the Russell 2000 Index

MASSMUTUAL SMALL COMPANY GROWTH FUND
TOTAL RETURN

                                                              SINCE INCEPTION
                      YEAR TO DATE          ONE YEAR           AVERAGE ANNUAL
                    1/1/03 - 6/30/03     7/1/02 - 6/30/03     12/3/01 - 6/30/03
Class S                  21.76%                1.90%                -9.86%
Class A                  21.60%                1.43%               -10.28%
Class Y                  21.79%                1.79%                -9.93%
Class L                  21.83%                1.67%               -10.00%
-------------------------------------------------------------------------------
Russell 2000Index        17.88%               -1.64%                -1.59%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                 CLASS S     CLASS A    CLASS Y     CLASS L   RUSSELL 2000 INDEX
12/31/2001      $ 10,000    $ 10,000   $ 10,000    $ 10,000             $ 10,000
  Jun-2002      $  8,400    $  8,380   $  8,400    $  8,400             $  9,530
  Dec-2002      $  7,030    $  6,990   $  7,020    $  7,010             $  7,952
  Jun-2003      $  8,560    $  8,500   $  8,550    $  8,540             $  9,373

Hypothetical Investments in MassMutual Small Company Growth Fund Class N, Class N (CDSC fees deducted) and the Russell 2000 Index

MASSMUTUAL SMALL COMPANY GROWTH FUND
TOTAL RETURN

                                   YEAR TO DATE          SINCE INCEPTION
                                  1/1/03 - 6/30/03      12/31/02 - 6/30/03
Class N                                 21.44%                 22.32%
Class N (CDSC fees deducted)            20.44%                 21.32%
--------------------------------------------------------------------------
Russell 2000 Index                      17.88%                 18.17%

[CHART]

                CLASS N    CLASS N (CDSC FEES DEDUCTED)    RUSSELL 2000 INDEX
12/31/2002     $ 10,000                        $ 10,000              $ 10,000
  Mar-2003     $  9,435                        $  9,335              $  9,551
  Jun-2003     $ 12,232                        $ 12,132              $ 11,788

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 2000 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL SMALL COMPANY GROWTH FUND - PORTFOLIO OF INVESTMENTS

JUNE 30, 2003 (UNAUDITED)

                                                     NUMBER OF        MARKET
                                                       SHARES         VALUE
                                                   -------------   -------------
EQUITIES -- 96.2%

ADVERTISING -- 1.0%
DoubleClick, Inc.*                                        69,300   $     641,025
                                                                   -------------

APPAREL, TEXTILES & SHOES -- 4.1%
Chico's FAS, Inc.*                                        16,700         351,535
Christopher & Banks Corp.*                                10,600         392,094
The Gymboree Corp.*                                        6,900         115,782
Hot Topic, Inc.*                                          38,300       1,030,653
Pacific Sunwear of
  California, Inc.*                                        6,300         151,767
Phillips-Van Heusen Corp.                                 19,300         263,059
Quiksilver, Inc.*                                         23,600         389,164
                                                                   -------------
                                                                       2,694,054
                                                                   -------------

BANKING, SAVINGS & LOANS -- 4.2%
Columbia Bancorp                                          11,200         268,800
Greater Bay Bancorp                                       17,000         347,140
Harbor Florida
  Bancshares, Inc.                                         3,300          79,068
NetBank, Inc.                                             23,800         313,208
Providian Financial Corp.*                                72,800         674,128
Silicon Valley Bancshares*                                 9,200         219,052
Sterling Financial Corp.*                                  5,410         131,788
UCBH Holdings, Inc.                                       17,100         490,428
Umpqua Holdings Corp.                                      8,700         165,213
Westamerica Bancorp                                        2,100          90,468
                                                                   -------------
                                                                       2,779,293
                                                                   -------------

CHEMICALS -- 0.5%
Symyx Technologies, Inc.*                                 20,300         331,296
                                                                   -------------

COMMERCIAL SERVICES -- 3.1%
AMN Healthcare
  Services, Inc.*                                          4,300          54,610
BearingPoint, Inc.*                                       36,400         351,260
Gevity HR, Inc.                                           30,227         357,283
iPayment, Inc.*                                            2,200          52,514
Lexicon Genetics, Inc.*                                   30,100         201,971
MIM Corp.*                                                10,000          65,300
Princeton Review, Inc.*                                   37,000         218,300
Quintiles
  Transnational Corp.*                                     3,200          45,408
Strayer Education, Inc.                                    4,000         317,800
Sylvan Learning
  Systems, Inc.*                                          15,300         349,452
                                                                   -------------
                                                                       2,013,898
                                                                   -------------

COMMUNICATIONS -- 3.6%
ADC
  Telecommunications, Inc.*                               91,100         212,081
Crown Castle
  International Corp.*                                    39,500         306,915
Polycom, Inc.*                                           101,800   $   1,410,948
SeaChange
  International, Inc.*                                    36,200         345,348
Titan Corp.*                                              10,400         107,016
                                                                   -------------
                                                                       2,382,308
                                                                   -------------

COMPUTER & DATA PROCESSING SERVICES -- 1.9%
Digimarc Corp.*                                           79,000       1,240,300
LendingTree, Inc.*                                           700          17,136
                                                                   -------------
                                                                       1,257,436
                                                                   -------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 5.9%
Autodesk, Inc.                                            25,000         404,000
Avid Technology, Inc.*                                    18,800         659,316
Digital Insight Corp.*                                    47,500         904,875
Enterasys Networks, Inc.*                                 45,000         136,350
Jack Henry &
  Associates, Inc.                                        13,200         234,828
Mentor Graphics Corp.*                                    79,000       1,143,920
Perot Systems Corp. Cl. A*                                22,400         254,464
Websense, Inc.*                                            8,500         133,110
                                                                   -------------
                                                                       3,870,863
                                                                   -------------

COMPUTER PROGRAMMING SERVICES -- 1.1%
Cognizant Technology
  Solutions Corp.*                                        28,300         689,388
                                                                   -------------

COMPUTER RELATED SERVICES -- 2.2%
Corillian Corp.*                                         120,189         204,321
Digitas, Inc.*                                            37,500         186,000
EarthLink, Inc.*                                          33,600         265,104
Identix, Inc.*                                            84,400         535,940
RSA Security, Inc.*                                       22,500         241,875
                                                                   -------------
                                                                       1,433,240
                                                                   -------------

COMPUTERS & INFORMATION -- 2.9%
Cray, Inc.*                                               30,400         240,160
Foundry Networks, Inc.*                                   22,400         322,560
Immersion Corp.*                                          97,500         185,250
Maxtor Corp.*                                             45,000         337,950
Sandisk Corp.*                                            13,900         560,865
Western Digital Corp.*                                    24,500         252,350
                                                                   -------------
                                                                       1,899,135
                                                                   -------------

DATA PROCESSING & PREPARATION -- 0.1%
The TriZetto Group, Inc.*                                  7,100          42,884
                                                                   -------------

ELECTRIC UTILITIES -- 0.9%
AES Corp.*                                                72,600         461,010
Plug Power, Inc.*                                         24,400         113,948
                                                                   -------------
                                                                         574,958
                                                                   -------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 12.4%
Active Power, Inc.*                                       23,100   $      38,808
Credence Systems Corp.*                                   11,800          99,946
Cymer, Inc.*                                              11,500         362,940
Cypress
  Semiconductor Corp.*                                    39,300         471,600
Dupont Photomasks, Inc.*                                   8,900         167,587
Genesis Microchip, Inc.*                                  40,000         541,600
Integrated Circuit
  Systems, Inc.*                                          24,600         773,178
Intersil Corp. Cl. A*                                     32,100         854,181
Lattice
  Semiconductor Corp.*                                   129,400       1,064,962
Marvell Technology
  Group Limited*                                          19,500         670,215
Micrel, Inc.*                                             39,600         411,444
Microsemi Corp.*                                           2,100          33,600
Mykrolis Corp.*                                           18,600         188,790
OmniVision
  Technologies, Inc.*                                        700          21,840
Pixelworks, Inc.*                                        238,000       1,413,720
Rambus, Inc.*                                             22,700         376,139
Rudolph
  Technologies, Inc.*                                     10,700         170,772
Skyworks
  Solutions, Inc.*                                        12,700          85,979
Trident
  Microsystems, Inc.*                                      8,100          73,710
Triquint
  Semiconductor, Inc.*                                    64,400         267,904
Zoran Corp.*                                                 700          13,447
                                                                   -------------
                                                                       8,102,362
                                                                   -------------

ENERGY -- 2.0%
CAL Dive International, Inc.*                              5,600         122,080
Evergreen Resources, Inc.*                                   700          38,017
Headwaters, Inc.*                                         11,000         161,590
Patina Oil & Gas Corp.                                    14,000         450,100
Tom Brown, Inc.*                                          17,000         472,430
Varco International, Inc.*                                 1,600          31,360
                                                                   -------------
                                                                       1,275,577
                                                                   -------------

ENTERTAINMENT & LEISURE -- 3.2%
Alliance Gaming Corp.*                                    22,800         431,148
Hollywood
  Entertainment Corp.*                                    25,900         445,480
Macrovision Corp.*                                        24,300         484,056
Multimedia Games, Inc.*                                   19,300         492,150
Shuffle Master, Inc.*                                      7,300         214,547
                                                                   -------------
                                                                       2,067,381
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

                                                     NUMBER OF        MARKET
                                                       SHARES         VALUE
                                                   -------------   -------------
FINANCIAL SERVICES -- 4.7%
Affiliated Managers
  Group, Inc.*                                             2,400   $     146,280
American Financial
  Realty Trust*                                            3,100          46,221
BankAtlantic Bancorp,
  Inc. Cl. A                                               6,600          78,474
E*TRADE Group, Inc.*                                     165,300       1,405,050
East West Bancorp, Inc.                                   21,600         780,624
Friedman Billings Ramsey
  Group, Inc. Cl. A                                       13,800         184,920
Saxon Capital, Inc.*                                      17,700         307,626
Stewart (W.P.) & Co. Limited                               5,200         116,480
                                                                   -------------
                                                                       3,065,675
                                                                   -------------

HEALTHCARE -- 3.4%
Alliance Imaging, Inc.*                                   15,500          68,200
Apria Healthcare
  Group, Inc.*                                             6,100         151,768
Community Health
  Systems, Inc.*                                           1,800          34,722
Genesis Health
  Ventures, Inc.*                                          2,100          37,065
Idexx Laboratories, Inc.*                                 17,100         573,534
Orthodontic Centers
  of America, Inc.*                                       14,600         116,946
Pediatrix Medical
  Group, Inc.*                                            14,000         499,100
Province Healthcare Co.*                                   6,500          71,955
Select Medical Corp.*                                     22,400         556,192
Sunrise Senior Living, Inc.*                               5,900         132,042
                                                                   -------------
                                                                       2,241,524
                                                                   -------------

HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 1.8%
Brookfield Homes Corp.                                    35,000         539,700
Standard-Pacific Corp.                                    19,300         639,988
                                                                   -------------
                                                                       1,179,688
                                                                   -------------

INSURANCE -- 2.1%
Centene Corp.*                                             8,300         322,870
Infinity Property &
  Casualty Corp.                                          16,600         392,424
RLI Corp.                                                  6,900         227,010
WellChoice, Inc.*                                         14,400         421,632
                                                                   -------------
                                                                       1,363,936
                                                                   -------------

INTERNET SOFTWARE -- 0.0%
WebEx
  Communications, Inc.*                                    1,000          13,950
                                                                   -------------
MACHINERY & COMPONENTS -- 0.6%
Chicago Bridge & Iron
  Co. N.V                                                  7,000   $     158,760
Grant Prideco, Inc.*                                      22,400         263,200
                                                                   -------------
                                                                         421,960
                                                                   -------------

MEDICAL SUPPLIES -- 4.2%
Align Technology, Inc.*                                   29,300         367,715
Bioject Medical
  Technologies, Inc.*                                     21,500          86,000
Bruker Daltonics, Inc.*                                    8,300          44,239
Dionex Corp.*                                             14,000         556,500
FEI Co.*                                                  26,400         495,264
Mentor Corp.                                              17,400         337,212
Orthofix International NV*                                10,900         356,866
Possis Medical, Inc.*                                     19,100         262,052
PSS World Medical, Inc.*                                  37,100         213,325
                                                                   -------------
                                                                       2,719,173
                                                                   -------------

PHARMACEUTICALS -- 16.1%
Abgenix, Inc.*                                            23,608         247,648
Albany Molecular
  Research, Inc.*                                          7,100         107,210
Alkermes, Inc.*                                           97,800       1,051,350
Antigenics, Inc.*                                          8,000          92,160
Atherogenics, Inc.*                                        7,800         116,454
AVI BioPharma, Inc.*                                       8,400          51,492
Cell Genesys, Inc.*                                       74,100         640,224
Corixa Corp.*                                             46,200         357,126
Cubist Pharmaceuticals, Inc.*                             82,500         879,450
Dendreon Corp.*                                           51,800         307,692
Discovery Partners
  International, Inc.*                                    33,600         149,184
Genta, Inc.*                                              46,600         620,712
Guilford
  Pharmaceuticals, Inc.*                                  55,000         249,700
ICOS Corp.*                                               11,370         417,847
Isis Pharmaceuticals, Inc.*                               79,900         423,470
La Jolla Pharmaceutical Co.*                              40,300         131,781
Medarex, Inc.*                                            69,800         459,982
Nektar Therapeutics*                                      32,600         300,898
Paradigm Genetics, Inc.*                                 149,600         212,432
Perrigo Co.                                               27,000         422,280
Protein Design Labs, Inc.*                                34,000         475,320
Savient
  Pharmaceuticals, Inc.*                                  27,900         129,456
Serologicals Corp.*                                       25,700         350,291
Taro Pharmaceutical
  Industries Limited*                                      9,300         510,384
Telik, Inc.*                                              32,600         523,882
Third Wave
  Technologies, Inc.*                                     62,200   $     279,900
Transgenomic, Inc.*                                       38,000          72,200
Tularik, Inc.*                                            44,800         445,312
United
  Therapeutics Corp.*                                     17,700         385,506
Vicuron
  Pharmaceuticals, Inc.*                                   7,600         107,768
Viropharma, Inc.*                                          8,700          22,620
                                                                   -------------
                                                                      10,541,731
                                                                   -------------

PREPACKAGED SOFTWARE -- 7.5%
ActivCard Corp.*                                           5,400          50,760
Advent Software, Inc.*                                    16,500         279,015
Cerner Corp.*                                             11,900         273,105
Concur Technologies, Inc.*                                45,300         456,171
Legato Systems, Inc.*                                     51,200         429,568
MicroStrategy, Inc. Cl. A*                                14,000         510,020
Onyx Software Corp.*                                     196,700         190,799
PC-Tel, Inc.*                                             24,200         287,012
Pinnacle Systems, Inc.*                                   62,000         663,400
Quest Software, Inc.*                                      7,800          92,820
Red Hat, Inc.*                                           167,300       1,266,461
Roxio, Inc.*                                               5,200          34,788
THQ, Inc.*                                                20,900         376,200
                                                                   -------------
                                                                       4,910,119
                                                                   -------------

REAL ESTATE -- 0.8%
WCI Communities, Inc.*                                    28,900         555,747
                                                                   -------------

RESTAURANTS -- 0.4%
Chicago Pizza &
  Brewery, Inc.*                                           4,200          42,000
P.F. Chang's China
  Bistro, Inc.*                                            4,500         221,445
                                                                   -------------
                                                                         263,445
                                                                   -------------

RETAIL -- 2.8%
A.C. Moore Arts &
  Crafts, Inc.*                                           22,000         440,660
Cost Plus, Inc.*                                          12,300         438,618
Duane Reade, Inc.*                                        33,200         489,700
Insight Enterprises, Inc.*                                 6,900          69,414
Kenneth Cole Productions,
  Inc. Cl. A*                                             19,600         382,004
                                                                   -------------
                                                                       1,820,396
                                                                   -------------

TELEPHONE UTILITIES - 1.6%
Lightbridge, Inc.*                                        34,100         298,716
Nextel Partners, Inc. Cl. A*                              45,200         329,960
Western Wireless Corp. Cl. A*                             33,600         387,408
                                                                   -------------
                                                                       1,016,084
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

                                                     NUMBER OF        MARKET
                                                       SHARES         VALUE
                                                   -------------   -------------
TRANSPORTATION -- 1.1%
Arkansas Best Corp.                                        4,900   $     116,571
OMI Corp.*                                               100,000         616,000
                                                                   -------------
                                                                         732,571
                                                                   -------------

TOTAL EQUITIES
(COST $53,811,666)                                                    62,901,097
                                                                   =============

                                                     PRINCIPAL
                                                       AMOUNT
                                                   -------------
SHORT-TERM INVESTMENTS -- 30.8%

CASH EQUIVALENTS -- 26.5%**
Bank of Montreal
  Eurodollar Time Deposit
  1.080% 07/02/2003                                $     242,294         242,294
Bank of Montreal
  Eurodollar Time Deposit
  1.150% 07/09/2003                                      413,920         413,920
Bayerische Hypo-und
  Vereinsbank Bank Note
  1.530% 09/09/2003                                    1,838,937       1,838,937
Canadian Imperial Bank
  of Commerce Bank Note
  1.500% 05/18/2004                                    1,838,937       1,838,937
Den Danske Bank
  Eurodollar Time Deposit
  1.040% 07/28/2003                                      367,787         367,787
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                    1,115,103       1,115,103
Goldman Sachs Group, Inc.
  Medium Term Note
  1.130% 09/17/2003                                      183,894         183,894
Keybank
  Eurodollar Time Deposit
  1.250% 07/01/2003                                    1,434,371       1,434,371
Merrill Lynch & Co.
  Medium Term Note
  1.615% 11/26/2003                                      275,841         275,841
Merrill Lynch Premier
  Institutional Money
  Market Fund                                            799,154         799,154
Merrimac Money
  Market Fund                                          3,006,662       3,006,662
Metropolitan Life
  Insurance Co.
  Funding Agreement
  1.350% 11/03/2003                                      919,468         919,468
Morgan Stanley Dean
  Witter & Co.
  1.455% 01/29/2004                                      735,575         735,575
National Bank
  of Commerce
  1.073% 11/19/2003                                $     459,734   $     459,734
Royal Bank of Canada
  Eurodollar Time Deposit
  1.031% 07/07/2003                                    1,739,920       1,739,920
Royal Bank of Canada
  Eurodollar Time Deposit
  1.300% 07/01/2003                                    1,018,486       1,018,486
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.050% 07/28/2003                                      919,468         919,468
                                                                   -------------
                                                                      17,309,551
                                                                   -------------

REPURCHASE AGREEMENT -- 4.3%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  06/30/2003, 0.75%,
  due 07/01/2003(a)                                    2,847,270       2,847,270
                                                                   -------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                   20,156,821
                                                                   =============

TOTAL INVESTMENTS -- 127.0%
(COST $73,968,487)***                                                 83,057,918
                                                                   =============

OTHER ASSETS/
(LIABILITIES) -- (27.0%)                                             (17,676,666)
                                                                   =============
NET ASSETS -- 100.0%                                               $  65,381,252
                                                                   =============

NOTES TO PORTFOLIO OF INVESTMENTS
 *   Non-income producing security.
 **  Represents investments of security lending collateral. (NOTE 2).
 *** Aggregate cost for Federal tax purposes. (NOTE 7).
 (a) Maturity value of $2,847,329. Collateralized by U.S. Government Agency obligation with a rate of 2.213%, maturity date of 10/25/2022, and an aggregate market value, including accrued interest, of $2,993,565.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL SMALL COMPANY GROWTH FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                 JUNE 30, 2003
                                                                  (UNAUDITED)
                                                                ----------------
ASSETS:
        Investments, at value (cost $53,811,666) (NOTE 2)       $     62,901,097
        Short-term investments, at amortized cost (NOTE 2)            20,156,821
                                                                ----------------
            Total Investments (including securities on
              loan with market values of $16,274,722)                 83,057,918
        Receivables from:
            Investments sold                                             567,506
            Investment adviser (NOTE 3)                                    4,468
            Interest and dividends                                        25,867
            Foreign taxes withheld                                            28
            Miscellaneous                                                  8,108
                                                                ----------------
                 Total assets                                         83,663,895
                                                                ----------------
LIABILITIES:
        Payables for:
            Investments purchased                                        854,302
            Securities on loan (NOTE 2)                               17,309,551
            Directors' fees and expenses (NOTE 3)                            331
            Affiliates (NOTE 3):
                 Investment management fees                               45,965
                 Administration fees                                      15,012
                 Service fees                                              7,267
        Due to custodian                                                  36,728
        Accrued expense and other liabilities                             13,487
                                                                ----------------
                 Total liabilities                                    18,282,643
                                                                ----------------
        NET ASSETS                                              $     65,381,252
                                                                ================
NET ASSETS CONSIST OF:
        Paid-in capital                                         $     59,689,963
        Accumulated net investment loss                                 (147,734)
        Accumulated net realized loss on investments                  (3,250,408)
        Net unrealized appreciation on investments                     9,089,431
                                                                ----------------
                                                                $     65,381,252
                                                                ================
NET ASSETS:
        Class A                                                 $     17,558,708
                                                                ================
        Class L                                                 $     20,230,885
                                                                ================
        Class Y                                                 $     14,244,286
                                                                ================
        Class S                                                 $     13,224,404
                                                                ================
        Class N                                                 $        122,969
                                                                ================
SHARES OUTSTANDING:
        Class A                                                        2,066,527
                                                                ================
        Class L                                                        2,370,062
                                                                ================
        Class Y                                                        1,665,858
                                                                ================
        Class S                                                        1,544,613
                                                                ================
        Class N                                                           14,565
                                                                ================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        Class A                                                 $           8.50
                                                                ================
        Class L                                                 $           8.54
                                                                ================
        Class Y                                                 $           8.55
                                                                ================
        Class S                                                 $           8.56
                                                                ================
        Class N                                                 $           8.44
                                                                ================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 2003
                                                                  (UNAUDITED)
                                                                ----------------
INVESTMENT INCOME (NOTE 2):
        Dividends (net of withholding tax of $42)               $         58,739
        Interest (including securities lending
          income of $7,944)                                               25,406
                                                                ----------------
                Total investment income                                   84,145
                                                                ----------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                              192,744
        Custody fees                                                      32,864
        Audit and legal fees                                               9,568
        Trustee reporting                                                  2,609
        Shareholder reporting fees                                           691
        Directors' fees (NOTE 3)                                             390
                                                                ----------------
                                                                         238,866
        Administration fees (NOTE 3):
            Class A                                                       15,616
            Class L                                                       26,542
            Class Y                                                       11,293
            Class S                                                        7,757
            Class N                                                          207
        Service fees (NOTE 3):
            Class A                                                       11,183
            Class N                                                          130
        Distribution fees (NOTE 3):
            Class N                                                          130
                                                                ----------------
                Total expenses                                           311,724
        Expenses waived (NOTE 3)                                         (36,848)
        Fees paid indirectly (NOTE 3)                                    (43,103)
                                                                ----------------
                Net expenses                                             231,773
                                                                ----------------
                NET INVESTMENT LOSS                                     (147,628)
                                                                ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
        Net realized gain on investment transactions                     269,874
        Net change in unrealized appreciation (depreciation)
          on investments                                              10,119,044
                                                                ----------------
                NET REALIZED AND UNREALIZED GAIN                      10,388,918
                                                                ----------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $     10,241,290
                                                                ================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS ENDED
                                                                                     JUNE 30, 2003         YEAR ENDED
                                                                                      (UNAUDITED)       DECEMBER 31, 2002
                                                                                   -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment loss                                                        $        (147,628)   $         (87,703)
        Net realized gain (loss) on investment transactions                                  269,874           (3,520,282)
        Net change in unrealized appreciation (depreciation) on investments               10,119,044           (1,029,613)
                                                                                   -----------------    -----------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               10,241,290           (4,637,598)
                                                                                   -----------------    -----------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                                           10,535,789            5,600,256
        Class L                                                                            6,146,915           11,017,774
        Class Y                                                                            1,297,888           10,672,456
        Class S                                                                            2,393,774            2,008,208
        Class N                                                                                    -            100,500 *
                                                                                   -----------------    -----------------
            INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                       20,374,366           29,399,194
                                                                                   -----------------    -----------------
        TOTAL INCREASE IN NET ASSETS                                                      30,615,656           24,761,596
NET ASSETS:
        Beginning of period                                                               34,765,596           10,004,000
                                                                                   -----------------    -----------------
        End of period (including accumulated net investment loss
           of $147,734 and $106, respectively)                                     $      65,381,252    $      34,765,596
                                                                                   =================    =================

   *    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                       CLASS A
                                                                                       -------
                                                              SIX MONTHS ENDED
                                                                  6/30/03             YEAR ENDED         PERIOD ENDED
                                                                (UNAUDITED)            12/31/02            12/31/01~
                                                              ----------------       ------------       --------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $           6.99       $      10.00       $        10.00
                                                              ----------------       ------------       --------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                    (0.03)***          (0.06)***                -
  Net realized and unrealized gain (loss)
     on investments                                                       1.54              (2.95)                   -
                                                              ----------------       ------------       --------------
       Total income (loss) from investment
          operations                                                      1.51              (3.01)                   -
                                                              ----------------       ------------       --------------
NET ASSET VALUE, END OF PERIOD                                $           8.50       $       6.99       $        10.00
                                                              ================       ============       ==============
TOTAL RETURN@                                                            21.60%**          (30.10)%                  -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                           $         17,559       $      5,038       $            1
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                1.65%            * 1.83%                   -
     After expense waiver#                                                1.30%*(a)          1.16%(a)                -
  Net investment loss to average daily net assets                        (0.93)%*           (0.80)%                  -
  Portfolio turnover rate                                                   69% **            150%                   -

                                                                                       CLASS L
                                                                                       -------
                                                              SIX MONTHS ENDED
                                                                   6/30/03            YEAR ENDED         PERIOD ENDED
                                                                 (UNAUDITED)           12/31/02           12/31/01~
                                                              ----------------       ------------       --------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $           7.01       $      10.00       $        10.00
                                                              ----------------       ------------       --------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                    (0.02)***          (0.04)***                -
  Net realized and unrealized gain (loss)
     on investments                                                       1.55              (2.95)                   -
                                                              ----------------       ------------       --------------
       Total income (loss) from investment
          operations                                                      1.53              (2.99)                   -
                                                              ----------------       ------------       --------------
NET ASSET VALUE, END OF PERIOD                                $           8.54       $       7.01       $        10.00
                                                              ================       ============       ==============
TOTAL RETURN@                                                            21.83%**          (29.90)%                  -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                           $         20,231       $     10,319       $            1
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                1.40%           * 1.58%                    -
     After expense waiver#                                                1.05%*(a)          0.92%(a)                -
  Net investment loss to average daily net assets                        (0.67)%*           (0.59)%                  -
  Portfolio turnover rate                                                   69%**             150%                   -

                                                                                       CLASS Y
                                                                                       -------
                                                              SIX MONTHS ENDED
                                                                  6/30/03             YEAR ENDED         PERIOD ENDED
                                                                (UNAUDITED)            12/31/02            12/31/01~
                                                              ----------------       ------------       --------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $           7.02       $      10.00       $        10.00
                                                              ----------------       ------------       --------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                    (0.02)***          (0.04)***                -
  Net realized and unrealized gain (loss)
     on investments                                                       1.55              (2.94)                   -
                                                              ----------------       ------------       --------------
       Total income (loss) from investment
          operations                                                      1.53              (2.98)                   -
                                                              ----------------       ------------       --------------
NET ASSET VALUE, END OF PERIOD                                $           8.55       $       7.02       $        10.00
                                                              ================       ============       ==============
TOTAL RETURN@                                                            21.79%**          (29.80)%                  -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                           $         14,244       $     10,545       $            1
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                1.25%*             1.43%                   -
     After expense waiver#                                                0.90%*(a)          0.83%(a)                -
  Net investment loss to average daily net assets(                        0.54)%*           (0.52)%                  -
  Portfolio turnover rate                                                   69%**             150%                   -

                                                                                       CLASS S
                                                                                       -------
                                                              SIX MONTHS ENDED
                                                                   6/30/03            YEAR ENDED         PERIOD ENDED
                                                                 (UNAUDITED)           12/31/02           12/31/01~
                                                              ----------------       ------------       --------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $           7.02       $      10.00       $        10.00
                                                              ----------------       ------------       --------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                    (0.02)***          (0.03)***                -
  Net realized and unrealized gain (loss)
     on investments                                                       1.56              (2.95)                   -
                                                              ----------------       ------------       --------------
       Total income (loss) from investment
          operations                                                      1.54              (2.98)                   -
                                                              ----------------       ------------       --------------
NET ASSET VALUE, END OF PERIOD                                $           8.56       $       7.02       $        10.00
                                                              ================       ============       ==============
TOTAL RETURN@                                                            21.76%**          (29.70)%                  -

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                           $         13,224       $      8,763       $       10,001
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                1.21%*             1.39%                   -
     After expense waiver#                                                0.86%*(a)          0.80%(a)                -
  Net investment loss to average daily net assets                        (0.49)%*           (0.41)%                  -
  Portfolio turnover rate                                                   69%**             150%                   -

  *   ANNUALIZED.
  **  PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  *** PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ~   THE FUND COMMENCED OPERATIONS ON DECEMBER 31, 2001.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE YEAR ENDED DECEMBER 31, 2002 AND THE SIX MONTHS ENDED JUNE 30, 2003.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHARGES.
  (a) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                    CLASS N
                                                                                    -------
                                                                   SIX MONTHS ENDED
                                                                       6/30/03               PERIOD ENDED
                                                                      (UNAUDITED)             12/31/02~~
                                                                   -----------------       -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $            6.95       $            6.90
                                                                   -----------------       -----------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                 (0.04)***                0.00***+
  Net realized and unrealized gain on investments                               1.53                    0.05
                                                                   -----------------       -----------------
       Total income from investment operations                                  1.49                    0.05
                                                                   -----------------       -----------------
NET ASSET VALUE, END OF PERIOD                                     $            8.44       $            6.95
                                                                   =================       =================
TOTAL RETURN@                                                                  21.44%**(b)                 -^

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                                $             123       $             101
  Ratio of expenses to average daily net assets:
     Before expense waiver                                                      1.95%*                     -^
     After expense waiver#                                                      1.60%*(a)                  -^
  Net investment loss to average daily net assets                              (1.24)% *                   -^
  Portfolio turnover rate                                                         69%**                  150%

  *   ANNUALIZED.
  **  PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  *** PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ~~  CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  ^   AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  +   NET INVESTMENT INCOME IS LESS THAN $0.01 PER SHARE.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE SIX MONTHS ENDED JUNE 30, 2003.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIOD PRESENTED IF THEY REFLECTED THESE CHARGES.
  (a) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
  (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL EMERGING GROWTH FUND - PORTFOLIO MANAGER REPORT

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES FOR THE MASSMUTUAL EMERGING GROWTH FUND?

The objectives and policies of the Fund are to:
-  achieve capital appreciation
- invest primarily in a diversified portfolio of equity securities of smaller, emerging growth companies
-  utilize a growth-oriented strategy in making investment decisions
-  utilize fundamental analysis to identify companies which:
   - are of high investment quality or possess a unique product, market position or operating characteristics
   -  offer above-average levels of profitability or superior growth potential

HOW DID THE FUND PERFORM DURING THE FIRST HALF OF 2003?

For the six months ending June 30, 2003, the Fund's Class S shares returned 19.27%, outperforming the 17.88% return of the Russell 2000 Index, an unmanaged index of 2000 small capitalization common stocks. Over the same period, the Russell 2000 Growth Index, which tracks the performance of stocks in the Russell 2000 Index sharing characteristics common to the growth universe, returned 19.33%.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE--AND HOW DID YOU RESPOND?

During the first quarter, investors continued to be challenged by the market environment, as the impending war with Iraq combined with a continuation of generally downward economic data to create a great deal of uncertainty in the markets. For the period, large cap stocks performed slightly better than the broader market and small- and mid cap stocks declined the most.

During this challenging time, technology-related companies were among the standouts in our portfolio, as it seems that growth investors who had long shied away from technology stocks began to expand their technology weighting. With selective, yet abundant opportunities in technology, we remained overweighted in that sector during the first quarter. We also maintained an overweight to the health care sector during this time frame.

In the second quarter, investors' appetite for growth stocks returned, providing a positive backdrop for the Fund, which advanced strongly on an absolute basis, although it did trail the benchmark somewhat.

We invest with the premise that powerful revenue growth most often leads to significant earnings power--and that earnings drives stock prices. One example of this can be seen in Omnivison Technologies, Inc., which saw its revenues increase more than 100% in the last four quarters. The stock has been a big winner in 2003. Conversely, in health care, Priority Healthcare Corporation announced that second quarter earnings would be under expectations and the stock declined, detracting from returns.

During the second quarter, our consumer weighting represented 27% of the portfolio, versus just under 21% for the benchmark. This significant overweight was driven by the appreciation of a significant number of our retail positions (Urban Outfitters Inc., Cost Plus Inc. and Pacific Sunwear of California), as well as an overweighting to, and strong performance from, Internet positions. We believe the Internet continues to change the way we live, and thus creates many exciting investment opportunities.

WHAT IS YOUR OUTLOOK?

The recent quarter has helped to solidify returns dating back to the end of the third quarter in 2002. With historically low interest rates and an improving economy, we have a positive outlook for emerging growth equities. Despite the decent run-up in many stocks this year, the portfolio is not expensive on a historic price/earnings growth rate basis.

                         MASSMUTUAL EMERGING GROWTH FUND
                        LARGEST STOCK HOLDINGS (6/30/03)

     O2Micro International Limited
     Marvell Technology Group Limited
     United Surgical Partners International, Inc.
     M-Systems Flash Disk Pioneers Limited
     CIMA Labs, Inc.
     Pacific Sunwear of California, Inc.
     Station Casinos, Inc.
     Overture Services, Inc.
     Urban Outfitters, Inc.
     Bright Horizons Family Solutions, Inc.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Emerging Growth Fund Class S, Class A, Class Y, Class L and the Russell 2000 Index

MASSMUTUAL EMERGING GROWTH FUND
TOTAL RETURN

                                                              SINCE INCEPTION
                      YEAR TO DATE          ONE YEAR           AVERAGE ANNUAL
                    1/1/03 - 6/30/03     7/1/02 - 6/30/03     5/1/02 - 6/30/03
Class S                  19.27%                -2.95%              -23.56%
Class A                  18.70%                -3.90%              -24.02%
Class Y                  19.05%                -3.41%              -23.68%
Class L                  18.87%                -3.65%              -23.85%
------------------------------------------------------------------------------
Russell 2000 Index       17.88%                -1.64%               -2.20%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                  CLASS S          CLASS A          CLASS Y          CLASS L       RUSSELL 2000 INDEX
 5/1/2000      $   10,000       $   10,000       $   10,000       $   10,000       $           10,000
6/30/2000      $   10,760       $   10,760       $   10,760       $   10,760       $           10,238
6/30/2001      $    6,790       $    6,760       $    6,790       $    6,770       $           10,297
6/30/2002      $    4,400       $    4,360       $    4,400       $    4,380       $            9,411
6/30/2003      $    4,270       $    4,190       $    4,250       $    4,220       $            9,257

Hypothetical Investments in MassMutual Emerging Growth Fund Class N, Class N (CDSC fees deducted) and the Russell 2000 Index

MASSMUTUAL EMERGING GROWTH FUND
TOTAL RETURN

                                   YEAR TO DATE          SINCE INCEPTION
                                 1/1/03 - 6/30/03      12/31/02 - 6/30/03
Class N                                 18.80%                 19.14%
Class N (CDSC fees deducted)            17.80%                 18.14%
------------------------------------------------------------------------------
Russell 2000 Index                      17.88%                 18.17%

[CHART]

                   CLASS N      CLASS N (CDSC FEES DEDUCTED)     RUSSELL 2000 INDEX
12/31/2002       $  10,000                        $  10,000              $  10,000
 3/31/2003       $   9,629                        $   9,529              $   9,551
 6/30/2003       $  11,914                        $  11,814              $  11,788

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE RUSSELL 2000 INDEX IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL EMERGING GROWTH FUND - PORTFOLIO OF INVESTMENTS

JUNE 30, 2003 (UNAUDITED)

                                                     NUMBER OF        MARKET
                                                       SHARES         VALUE
                                                   -------------   -------------
EQUITIES -- 95.0%

ADVERTISING -- 0.6%
DoubleClick, Inc.*                                        44,000   $     407,000
Valueclick, Inc.*                                         17,100         103,113
                                                                   -------------
                                                                         510,113
                                                                   -------------

AEROSPACE & DEFENSE -- 0.1%
MTC Technologies, Inc.*                                    3,400          79,764
                                                                   -------------

AIR TRANSPORTATION -- 2.0%
Forward Air Corp.*                                        23,150         587,315
JetBlue Airways Corp.*                                    24,300       1,027,647
                                                                   -------------
                                                                       1,614,962
                                                                   -------------

APPAREL, TEXTILES & SHOES -- 3.7%
Coach, Inc.*                                              13,850         688,899
Pacific Sunwear of
  California, Inc.*                                       52,275       1,259,305
Urban Outfitters, Inc.*                                   30,600       1,098,540
                                                                   -------------
                                                                       3,046,744
                                                                   -------------

BANKING, SAVINGS & LOANS -- 0.9%
NetBank, Inc.                                             57,400         755,384
                                                                   -------------

BEVERAGES -- 0.7%
Peet's Coffee & Tea, Inc.*                                31,650         552,609
                                                                   -------------

Entravision Communications
  Corp. Cl. A*                                            20,950         237,782
Radio One, Inc. Cl. A*                                     9,250         165,205
Radio One, Inc. Cl. D*                                    45,450         807,646
                                                                   -------------
                                                                       1,608,125
                                                                   -------------

BUILDING MATERIALS & CONSTRUCTION -- 0.1%
Merge Technologies, Inc.*                                  4,300          56,115
                                                                   -------------

CHEMICALS -- 0.8%
Applied Films Corp.*                                      25,350         656,058
                                                                   -------------

COMMERCIAL SERVICES -- 13.8%
The Advisory Board Co.*                                    2,300          93,196
Ariba, Inc.*                                              61,300         182,061
Bright Horizons Family
  Solutions, Inc.*                                        32,550       1,092,378
Career Education Corp.*                                   12,950         886,039
The Corporate Executive
  Board Co.*                                              20,300         822,759
eResearch
  Technology, Inc.*                                       35,600         788,896
Exact Sciences Corp.*                                     78,300         858,168
FTI Consulting, Inc.*                                     25,625         639,856
Gen-Probe, Inc.*                                           4,000         163,480
Global Payments, Inc.                                     20,100   $     713,550
Kroll, Inc.*                                              34,400         930,864
Navigant Consulting, Inc.*                                41,700         494,145
Neurocrine
  Biosciences, Inc.*                                      10,750         536,855
Overture Services, Inc.*                                  64,100       1,162,133
Pharmaceutical Product
  Development, Inc.*                                      21,950         630,623
University of
  Phoenix Online*                                         17,050         864,435
Wireless Facilities, Inc.*                                34,300         408,170
                                                                   -------------
                                                                      11,267,608
                                                                   -------------

COMMUNICATIONS -- 1.4%
Centillium
  Communications, Inc.*                                   44,300         439,013
Ciena Corp.*                                               9,300          48,267
Research In Motion
  Limited*                                                13,700         296,057
Sonus Networks, Inc.*                                     32,200         161,966
Verisity Limited*                                         13,800         164,772
                                                                   -------------
                                                                       1,110,075
                                                                   -------------

COMPUTER & DATA PROCESSING SERVICES -- 2.0%
Anteon International Corp.*                               28,650         799,621
LendingTree, Inc.*                                        33,300         815,184
                                                                   -------------
                                                                       1,614,805
                                                                   -------------

COMPUTER INTEGRATED SYSTEMS DESIGN -- 1.2%
Digital Insight Corp.*                                    25,100         478,155
NetScreen
  Technologies, Inc.*                                     22,400         505,120
                                                                   -------------
                                                                         983,275
                                                                   -------------

COMPUTER PROGRAMMING SERVICES -- 2.8%
Business Objects SA
  Sponsored ADR*                                          24,700         542,165
Cognizant Technology
  Solutions Corp.*                                        31,000         755,160
Documentum, Inc.*                                         23,950         471,096
Kana Software, Inc.*                                      26,200          79,386
Portal Software, Inc.*                                    42,100          84,200
RealNetworks, Inc.*                                       35,700         242,046
VeriSign, Inc.*                                            6,300          87,129
                                                                   -------------
                                                                       2,261,182
                                                                   -------------

COMPUTER RELATED SERVICES -- 1.3%
Checkfree Corp.*                                          12,200         339,648
CNET Networks, Inc.*                                      78,100         486,563
Digitas, Inc.*                                            17,100          84,816
eSpeed, Inc. Cl. A*                                        3,200   $      63,232
Sierra Wireless*                                          19,300         119,274
                                                                   -------------
                                                                       1,093,533
                                                                   -------------

COMPUTERS & INFORMATION -- 2.5%
Emulex Corp.*                                             16,600         377,982
M-Systems Flash Disk
  Pioneers Limited*                                      119,400       1,328,922
SRA International,
  Inc. Cl. A*                                             10,850         347,200
                                                                   -------------
                                                                       2,054,104
                                                                   -------------

DATA PROCESSING & PREPARATION -- 0.6%
Alliance Data
  Systems Corp.*                                           6,100         142,740
WebMD Corp.*                                              33,850         366,595
                                                                   -------------
                                                                         509,335
                                                                   -------------

ELECTRICAL EQUIPMENT & ELECTRONICS -- 15.8%
ASM International NV*                                     47,450         705,581
August Technology Corp.*                                  50,350         319,722
Cree, Inc.*                                               24,150         393,162
DSP Group, Inc.*                                          39,200         843,976
Exar Corp.*                                               27,000         427,410
FormFactor, Inc.*                                            800          14,160
Genesis Microchip, Inc.*                                   5,400          73,116
Integrated Circuit
  Systems, Inc.*                                          20,950         658,458
Integrated Device
  Technology, Inc.*                                       41,250         455,812
Intersil Corp. Cl. A*                                     30,900         822,249
Ixia*                                                     47,200         303,496
Marvell Technology
  Group Limited*                                          42,550       1,462,444
Nanometrics, Inc.*                                         8,500          60,180
O2Micro International
  Limited*                                               134,750       2,170,823
OmniVision
  Technologies, Inc.*                                     28,250         881,400
Photon Dynamics, Inc.*                                    12,250         338,468
PLX Technology, Inc.*                                     54,400         214,336
PMC-Sierra, Inc.*                                         12,200         143,106
Power Integrations, Inc.*                                 22,750         553,280
Rudolph
  Technologies, Inc.*                                     20,100         320,796
Silicon Laboratories, Inc.*                               15,400         410,256
Virage Logic Corp.*                                       17,300         125,252
Wilson Greatbatch
  Technologies, Inc.*                                     23,050         832,105
Zoran Corp.*                                              18,900         363,069
                                                                   -------------
                                                                      12,892,657
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

                                                     NUMBER OF        MARKET
                                                       SHARES         VALUE
                                                   -------------   -------------
ENTERTAINMENT & LEISURE -- 0.5%
Leapfrog
  Enterprises, Inc.*                                      13,400   $     426,254
                                                                   -------------
FINANCIAL SERVICES -- 1.1%
AmeriCredit Corp.*                                        10,600          90,630
Boston Private
  Financial Holdings, Inc.                                15,400         324,632
E-LOAN, Inc.*                                             79,200         461,736
                                                                   -------------
                                                                         876,998
                                                                   -------------

HEALTHCARE -- 5.1%
Accredo Health, Inc.*                                     28,525         621,845
Covance, Inc.*                                            22,150         400,915
IMPAC Medical
  Systems, Inc.*                                           4,050          84,564
LifePoint Hospitals, Inc.*                                 6,300         131,922
Odyssey Healthcare, Inc.*                                 17,200         636,400
Sunrise Senior Living, Inc.*                              39,300         879,534
United Surgical Partners
  International, Inc.*                                    62,800       1,418,652
                                                                   -------------
                                                                       4,173,832
                                                                   -------------

HOME CONSTRUCTION, FURNISHINGS &
  APPLIANCES -- 0.6%
Select Comfort Corp.*                                     31,650         518,427
                                                                   -------------

INFORMATION RETRIEVAL SERVICES -- 4.9%
Agile Software Corp.*                                     42,500         410,125
Ask Jeeves, Inc.*                                         62,800         863,500
Autobytel, Inc.*                                          12,800          79,872
Avocent Corp.*                                            21,300         637,509
CoStar Group, Inc.*                                       23,000         686,780
Infospace, Inc.*                                          60,600         822,342
RADWARE Limited*                                          28,800         493,344
                                                                   -------------
                                                                       3,993,472
                                                                   -------------

INSURANCE -- 0.6%
AMERIGROUP Corp.*                                         14,200         528,240
                                                                   -------------

INTERNET SOFTWARE -- 0.6%
WebEx
  Communications, Inc.*                                    9,100         126,945
webMethods, Inc.*                                         42,450         345,119
                                                                   -------------
                                                                         472,064
                                                                   -------------

LODGING -- 2.0%
Four Seasons Hotels, Inc.                                  8,900         385,014
Station Casinos, Inc.*                                    48,850       1,233,463
                                                                   -------------
                                                                       1,618,477
                                                                   -------------

MACHINERY & COMPONENTS -- 0.7%
Ultratech, Inc.*                                          29,700         549,153
                                                                   -------------

MANUFACTURING -- 0.0%
Genus, Inc.*                                              12,200          32,940
                                                                   -------------

MEDICAL SUPPLIES -- 5.0%
Advanced Neuromodulation
  Systems, Inc.*                                          10,000   $     517,700
Align Technology, Inc.*                                    5,500          69,025
Biosite, Inc.*                                            22,000       1,058,200
Inamed Corp.*                                             15,400         826,826
Integra LifeSciences
  Holdings Corp.*                                         19,350         510,453
Inveresk Research
  Group, Inc.*                                            24,550         441,655
LTX Corp.*                                                41,700         359,454
Osteotech, Inc.*                                          19,100         259,569
                                                                   -------------
                                                                       4,042,882
                                                                   -------------

METALS & MINING -- 0.7%
Steel Dynamics, Inc.*                                     38,750         530,875
                                                                   -------------

PHARMACEUTICALS -- 9.8%
Able Laboratories, Inc.*                                   4,800          95,040
Andrx Corp.*                                              23,550         468,645
Angiotech
  Pharmaceuticals, Inc.*                                  17,900         729,246
Atherogenics, Inc.*                                       45,650         681,555
CIMA Labs, Inc.*                                          49,000       1,317,610
Impax Laboratories, Inc.*                                 10,300         123,497
Inspire
  Pharmaceuticals, Inc.*                                   8,150          88,020
K-V Pharmaceutical
  Co. Cl. A*                                              15,200         422,560
Martek Biosciences Corp.*                                 19,850         852,359
The Medicines Co.*                                        24,100         474,529
MGI Pharma, Inc.*                                          3,200          82,016
NPS Pharmaceuticals, Inc.*                                 6,050         147,257
Penwest
  Pharmaceuticals Co.*                                     1,200          29,244
Pharmaceutical
  Resources, Inc.*                                        15,100         734,766
Priority Healthcare
  Corp. Cl. B*                                             8,200         152,110
Regeneration
  Technologies, Inc.*                                     12,200         162,138
Taro Pharmaceutical
  Industries Limited* 10,450                             573,496
Telik, Inc.*                                              41,550         667,709
VCA Antech, Inc.*                                         12,300         240,711
                                                                   -------------
                                                                       8,042,508
                                                                   -------------

PREPACKAGED SOFTWARE -- 6.1%
Altiris, Inc.*                                            52,050       1,043,603
Barra, Inc.*                                               3,900         139,230
Concur Technologies, Inc.*                                25,500         256,785
Magma Design
Automation, Inc.* 18,500 317,275
Micromuse, Inc.*                                          25,800         206,142
MicroStrategy, Inc. Cl. A*                                11,550         420,767
Packeteer, Inc.*                                          41,400   $     644,598
Pinnacle Systems, Inc.*                                   61,900         662,330
Quest Software, Inc.*                                     38,950         463,505
Retek, Inc.*                                              68,500         438,400
Verity, Inc.*                                             31,150         394,359
                                                                   -------------
                                                                       4,986,994
                                                                   -------------

RESTAURANTS -- 0.1%
Chicago Pizza &
  Brewery, Inc.*                                          10,700         107,000
                                                                   -------------
RETAIL -- 3.8%
Cost Plus, Inc.*                                          30,300       1,080,498
CSK Auto Corp.*                                           15,100         218,195
ebookers PLC
  Sponsored ADR*                                          29,300         470,324
Guitar Center, Inc.*                                       5,500         159,500
Kenneth Cole
  Productions, Inc. Cl. A*                                 8,900         173,461
Kirkland's, Inc.*                                         24,600         397,290
Tractor Supply Co.*                                       12,700         606,425
                                                                   -------------
                                                                       3,105,693
                                                                   -------------

RETAIL - INTERNET -- 0.4%
Priceline.com, Inc.*                                      15,616         349,642
                                                                   -------------

TELEPHONE UTILITIES -- 0.7%
West Corp.*                                               21,050         560,983
                                                                   -------------

TOTAL EQUITIES
(COST $66,043,761)                                                    77,582,882
                                                                   =============

WARRANTS -- 0.3%
TRANSPORTATION
Expedia, Inc. Warrants*5,276                                             287,753
                                                                   -------------

TOTAL WARRANTS
(COST $37,527)                                                           287,753
                                                                   =============

TOTAL LONG TERM INVESTMENTS
(COST $66,081,288)                                                    77,870,635
                                                                   =============

                                                     PRINCIPAL
                                                       AMOUNT
                                                     ---------
SHORT-TERM INVESTMENTS -- 31.9%

CASH EQUIVALENTS -- 27.4%**
Bank of Montreal
  Eurodollar Time Deposit
  1.080% 07/02/2003                                $     474,680         474,680
Bank of Montreal
  Eurodollar Time Deposit
  1.150% 07/09/2003                                      372,255         372,255
Bayerische Hypo-und
  Vereinsbank Bank Note
  1.530% 09/09/2003                                    2,373,402       2,373,402

    The accompanying notes are an integral part of the financial statements.

                                                     PRINCIPAL        MARKET
                                                       AMOUNT          VALUE
                                                   -------------   -------------
Canadian Imperial
  Bank of Commerce
  Bank Note
  1.500% 05/18/2004                                $   2,373,402   $   2,373,402
Den Danske Bank
  Eurodollar Time Deposit
  1.040% 07/28/2003                                      474,680         474,680
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                    1,439,195       1,439,195
Goldman Sachs Group, Inc.
  Medium Term Note
  1.130% 09/17/2003                                      237,340         237,340
Keybank
  Eurodollar Time Deposit
  1.250% 07/01/2003                                    1,851,254       1,851,254
Merrill Lynch & Co.
  Medium Term Note
  1.615% 11/26/2003                                      356,010         356,010
Merrill Lynch Premier
  Institutional Money
  Market Fund                                          1,031,419       1,031,419
Merrimac Money
  Market Fund                                          3,880,513       3,880,513
Metropolitan Life
  Insurance Co.
  Funding Agreement
  1.350% 11/03/2003                                    1,186,701       1,186,701
Morgan Stanley
  Dean Witter & Co.
  1.455% 01/29/2004                                      949,361         949,361
National Bank
  of Commerce
  1.073% 11/19/2003                                      593,351         593,351
Royal Bank of Canada
  Eurodollar Time Deposit
  1.031% 07/07/2003                                    2,136,063       2,136,063
Royal Bank of Canada
  Eurodollar Time Deposit
  1.300% 07/01/2003                                    1,424,042       1,424,042
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.050% 07/28/2003                                    1,186,701       1,186,701
                                                                   -------------
                                                                      22,340,369
                                                                   -------------

REPURCHASE AGREEMENT -- 4.5%

Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  06/30/2003, 0.75%,
  due 07/01/2003(a)                                $   3,682,314   $   3,682,314
                                                                   -------------
TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                   26,022,683
                                                                   -------------
TOTAL INVESTMENTS -- 127.2%
(COST $92,103,971)***                                                103,893,318
                                                                   -------------
OTHER ASSETS/
(LIABILITIES) -- (27.2%)                                             (22,228,913)
                                                                   -------------
NET ASSETS -- 100.0%                                               $  81,664,405
                                                                   =============

NOTES TO PORTFOLIO OF INVESTMENTS
 ADR - American Depository Receipt.
 *   Non-income producing security.
 **  Represents investments of security lending collateral. (NOTE 2).
 *** Aggregate cost for Federal tax purposes. (NOTE 7).
 (a) Maturity value of $3,682,391. Collateralized by U.S. Government Agency obligation with a rate of 4.625%, maturity date of 09/25/2016, and aggregate market value, including accrued interest, of $3,866,430.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL EMERGING GROWTH FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                 JUNE 30, 2003
                                                                  (UNAUDITED)
                                                                ----------------
ASSETS:
        Investments, at value (cost $66,081,288) (NOTE 2)       $     77,870,635
        Short-term investments, at amortized cost (NOTE 2)            26,022,683
                                                                ----------------
            Total Investments (including securities on
             loan with market values of $21,492,313)                 103,893,318
        Cash                                                               7,546
        Receivables from:
            Investments sold                                           1,688,593
            Interest and dividends                                         8,918
            Foreign taxes withheld                                            36
                                                                ----------------
                 Total assets                                        105,598,411
                                                                ----------------
LIABILITIES:
        Payables for:
            Investments purchased                                      1,499,556
            Securities on loan (NOTE 2)                               22,340,369
            Directors' fees and expenses (NOTE 3)                          2,224
            Affiliates (NOTE 3):
                 Investment management fees                               53,521
                 Administration fees                                      15,972
                 Service fees                                              8,835
        Accrued expense and other liabilities                             13,529
                                                                ----------------
                 Total liabilities                                    23,934,006
                                                                ----------------
        NET ASSETS                                              $     81,664,405
                                                                ================
NET ASSETS CONSIST OF:
        Paid-in capital                                         $    156,047,451
        Accumulated net investment loss                                 (314,765)
        Accumulated net realized loss on investments and
          foreign currency translation                               (85,857,628)
        Net unrealized appreciation on investments                    11,789,347
                                                                ----------------
                                                                $     81,664,405
                                                                ================
NET ASSETS:
        Class A                                                 $     15,932,383
                                                                ================
        Class L                                                 $     32,570,852
                                                                ================
        Class Y                                                 $      2,254,569
                                                                ================
        Class S                                                 $     30,786,388
                                                                ================
        Class N                                                 $        120,213
                                                                ================
SHARES OUTSTANDING:
        Class A                                                        3,801,972
                                                                ================
        Class L                                                        7,714,827
                                                                ================
        Class Y                                                          531,086
                                                                ================
        Class S                                                        7,216,409
                                                                ================
        Class N                                                           28,856
                                                                ================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
        Class A                                                 $           4.19
                                                                ================
        Class L                                                 $           4.22
                                                                ================
        Class Y                                                 $           4.25
                                                                ================
        Class S                                                 $           4.27
                                                                ================
        Class N                                                 $           4.17
                                                                ================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                SIX MONTHS ENDED
                                                                 JUNE 30, 2003
                                                                  (UNAUDITED)
                                                                ----------------
INVESTMENT INCOME (NOTE 2):
        Dividends (net of withholding tax of $10)               $          5,470
        Interest (including securities lending income
          of $30,218)                                                     40,406
                                                                ----------------
                Total investment income                                   45,876
                                                                ----------------
EXPENSES (NOTE 2):
        Investment management fees (NOTE 3)                              253,654
        Custody fees                                                      31,498
        Audit and legal fees                                               9,851
        Trustee reporting                                                  2,609
        Shareholder reporting fees                                           953
        Directors' fees (NOTE 3)                                             601
                                                                ----------------
                                                                         299,166
        Administration fees (NOTE 3):
            Class A                                                       20,972
            Class L                                                       41,354
            Class Y                                                        1,707
            Class S                                                       10,544
            Class N                                                          198
        Service fees (NOTE 3):
            Class A                                                       15,679
            Class N                                                          129
        Distribution fees (NOTE 3):
            Class N                                                          129
                                                                ----------------
                Total expenses                                           389,878
        Expenses waived (NOTE 3)                                         (31,109)
                                                                ----------------
                Net expenses                                             358,769
                                                                ----------------
                NET INVESTMENT LOSS                                     (312,893)
                                                                ----------------
REALIZED AND UNREALIZED GAIN (LOSS): Net realized
  gain (loss) on:
            Investment transactions                                   (3,566,542)
            Foreign currency transactions                                      8
                                                                ----------------
                Net realized loss                                     (3,566,534)
                                                                ----------------
        Net change in unrealized appreciation (depreciation)
          on investments                                              16,218,512
                                                                ----------------
                NET REALIZED AND UNREALIZED GAIN                      12,651,978
                                                                ----------------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $     12,339,085
                                                                ================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS ENDED
                                                                                     JUNE 30, 2003         YEAR ENDED
                                                                                      (UNAUDITED)       DECEMBER 31, 2002
                                                                                   -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
        Net investment loss                                                        $        (312,893)   $        (670,768)
        Net realized loss on investment transactions and
           foreign currency translations                                                  (3,566,534)         (28,647,276)
        Net change in unrealized appreciation (depreciation) on investments               16,218,512          (14,827,940)
                                                                                   -----------------    -----------------
            NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               12,339,085          (44,145,984)
                                                                                   -----------------    -----------------

NET FUND SHARE TRANSACTIONS (NOTE 5):
        Class A                                                                            3,382,030            3,620,031
        Class L                                                                            6,749,164            7,998,155
        Class Y                                                                              227,063             (194,556)
        Class S                                                                            1,466,404           (8,248,280)
        Class N                                                                                    -              101,000*
                                                                                   -----------------    -----------------
            INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                       11,824,661            3,276,350
                                                                                   -----------------    -----------------

        TOTAL INCREASE (DECREASE) IN NET ASSETS                                           24,163,746          (40,869,634)
NET ASSETS:

        Beginning of period                                                               57,500,659           98,370,293
                                                                                   -----------------    -----------------
        End of period (including accumulated net investment loss of
           $314,765 and $1,872, respectively)                                      $      81,664,405    $      57,500,659
                                                                                   =================    =================

   *    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                         CLASS A
                                                                                         -------
                                                        SIX MONTHS ENDED
                                                            6/30/03             YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                          (UNAUDITED)            12/31/02         12/31/01         12/31/00~
                                                        -----------------      -----------      -----------      -------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $            3.53      $      6.11      $      7.31      $       10.00
                                                        -----------------      -----------      -----------      -------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                               (0.02)***        (0.05)***        (0.06)***          (0.05)***
  Net realized and unrealized gain (loss) on investments             0.68            (2.53)           (1.14)             (2.64)
                                                        -----------------      -----------      -----------      -------------
       Total income (loss) from investment operations                0.66            (2.58)           (1.20)             (2.69)
                                                        -----------------      -----------      -----------      -------------
NET ASSET VALUE, END OF PERIOD                          $            4.19      $      3.53      $      6.11      $        7.31
                                                        =================      ===========      ===========      =============
TOTAL RETURN@                                                       18.70% **       (42.23)%         (16.53)%           (26.80)%**

RATIOS / SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                     $          15,932      $    10,153      $    12,760      $       5,197
  Ratio of expenses to average daily net assets:
     Before expense waiver                                           1.52%*           1.46%            1.44%              1.48%*
     After expense waiver#                                           1.42%*           1.39%            1.41%               N/A
  Net investment loss to average daily net assets                   (1.28)%*         (1.23)%          (0.96)%            (0.82)%*
  Portfolio turnover rate                                              84%**           175%             139%               132%**

                                                                                         CLASS L
                                                                                         -------
                                                        SIX MONTHS ENDED
                                                            6/30/03             YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                          (UNAUDITED)            12/31/02         12/31/01         12/31/00~
                                                        -----------------      -----------      -----------      -------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $            3.55      $      6.13      $      7.31      $       10.00
                                                        -----------------      -----------      -----------      -------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                               (0.02)***        (0.04)***        (0.04)***          (0.03)***
  Net realized and unrealized gain (loss) on investments             0.69            (2.54)           (1.14)             (2.66)
                                                        -----------------      -----------      -----------      -------------
       Total income (loss) from investment operations                0.67            (2.58)           (1.18)             (2.69)
                                                        -----------------      -----------      -----------      -------------
NET ASSET VALUE, END OF PERIOD                          $            4.22      $      3.55      $      6.13      $        7.31
                                                        =================      ===========      ===========      =============
TOTAL RETURN@                                                       18.87%**        (42.09)%         (16.37)%           (26.70)%**

RATIOS / SUPPLEMENTAL DATA:

  Net assets, end of period (000's)                     $          32,571      $    20,924      $    26,106      $      12,753
  Ratio of expenses to average daily net assets:
     Before expense waiver                                           1.27%*           1.21%            1.18%              1.23%*
     After expense waiver#                                           1.17%*           1.14%            1.16%               N/A
  Net investment loss to average daily net assets                   (1.03)%*         (0.98)%          (0.71)%            (0.54)%*
  Portfolio turnover rate                                              84%**           175%             139%               132%**

  *   ANNUALIZED.
  **  PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  *** PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ~ FOR THE PERIOD FROM MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2001 THROUGH DECEMBER 31, 2001, THE YEAR ENDED DECEMBER 31, 2002 AND THE PERIOD JANUARY 1, 2003 THROUGH APRIL 30, 2003.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH BY THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

                                                                                         CLASS Y
                                                                                         -------
                                                        SIX MONTHS ENDED
                                                             6/30/03            YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                           (UNAUDITED)           12/31/02         12/31/01         12/31/00~
                                                        -----------------      -----------      -----------      -------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $            3.57      $      6.15      $      7.32      $       10.00
                                                        -----------------      -----------      -----------      -------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                               (0.02)***        (0.04)***        (0.03)***          (0.02)***
  Net realized and unrealized gain
     (loss) on investments                                           0.70            (2.54)           (1.14)             (2.66)
                                                        -----------------      -----------      -----------      -------------
       Total income (loss) from investment
          operations                                                 0.68            (2.58)           (1.17)             (2.68)
                                                        -----------------      -----------      -----------      -------------
NET ASSET VALUE, END OF PERIOD                          $            4.25      $      3.57      $      6.15      $        7.32
                                                        =================      ===========      ===========      =============
TOTAL RETURN@                                                       19.05%**        (41.95)%         (16.10)%           (26.70)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                     $           2,255      $     1,664      $     3,309      $       3,222
  Ratio of expenses to average daily net
     assets:
     Before expense waiver                                           1.12%*           1.06%            1.04%              1.06%*
     After expense waiver#                                           1.02%*           0.99%            1.01%               N/A
  Net investment loss to average daily
     net assets                                                     (0.88)%*         (0.83)%          (0.55)%            (0.35)%*
  Portfolio turnover rate                                              84%**           175%             139%               132%**

                                                                                       CLASS S
                                                                                       -------
                                                              SIX MONTHS ENDED
                                                                  6/30/03             YEAR ENDED          YEAR ENDED
                                                                (UNAUDITED)            12/31/02            12/31/01
                                                              ----------------       ------------       --------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $           3.58       $       6.15       $         7.32
                                                              ----------------       ------------       --------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                    (0.01)***          (0.03)***            (0.03)***
  Net realized and unrealized gain
     (loss) on investments                                                0.70              (2.54)               (1.14)
                                                              ----------------       ------------       --------------
       Total income (loss) from investment
          operations                                                      0.69              (2.57)               (1.17)
                                                              ----------------       ------------       --------------
NET ASSET VALUE, END OF PERIOD                                $           4.27       $       3.58       $         6.15
                                                              ================       ============       ==============
TOTAL RETURN@                                                            19.27%**          (41.79)%             (16.10)%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                           $         30,786       $     24,658       $       56,195
  Ratio of expenses to average daily net
     assets:
     Before expense waiver                                                1.02%*             0.96%                0.94%
     After expense waiver#                                                0.92%*             0.89%                0.91%
  Net investment loss to average daily
     net assets                                                          (0.78)%*           (0.73)%              (0.45)%
  Portfolio turnover rate                                                   84%**             175%                 139%

                                                                   CLASS S                     CLASS N
                                                                   -------                     -------
                                                                                   SIX MONTHS ENDED
                                                                PERIOD ENDED             6/30/03        PERIOD ENDED
                                                                 12/31/00~             (UNAUDITED)        12/31/02~~
                                                              ----------------     ----------------     --------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $          10.00       $       3.51       $         3.50
                                                              ----------------       ------------       --------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                                                    (0.02)***          (0.03)***            (0.00)***+
  Net realized and unrealized gain
     (loss) on investments                                               (2.66)              0.69                 0.01
                                                              ----------------       ------------       --------------
       Total income (loss) from investment
          operations                                                     (2.68)              0.66                 0.01
                                                              ----------------       ------------       --------------
NET ASSET VALUE, END OF PERIOD                                $           7.32       $       4.17       $         3.51
                                                              ================       ============       ==============
TOTAL RETURN@                                                           (26.70)%**          18.80%**(b)              -^

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                           $         58,872       $        120       $          101
  Ratio of expenses to average daily net
     assets:
     Before expense waiver                                                0.98%*             1.81%*                  -^
     After expense waiver#                                                 N/A               1.72%*                  -^
  Net investment loss to average daily
     net assets                                                          (0.29)%*           (1.57)%*                 -^
  Portfolio turnover rate                                                  132%**              84%**               175%

  *   ANNUALIZED.
  **  PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
  *** PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
  ~ FOR THE PERIOD FROM MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000.
  ~~  CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  ^   AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
  +   NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD MAY 1, 2001 THROUGH DECEMBER 31, 2001, THE YEAR ENDED DECEMBER 31, 2002 AND THE PERIOD JANUARY 1, 2003 THROUGH APRIL 30, 2003.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH BY THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL INTERNATIONAL EQUITY FUND - PORTFOLIO MANAGER REPORT

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES FOR THE MASSMUTUAL INTERNATIONAL EQUITY FUND?

The objectives and policies of the Fund are to:
-  achieve a high total rate of return over the long term
-  invest in a diversified portfolio of foreign and domestic equity securities
- utilize dominant themes to guide investment decisions with respect to risks of investing in foreign securities (economic, political and social influences that are expected to dictate long-term growth trends)

HOW DID THE FUND PERFORM DURING THE FIRST HALF OF 2003?

For the six months ending June 30, 2003, the Fund's Class S shares returned 14.71%, considerably outpacing the 9.47% return of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a market capitalization-weighted, unmanaged index of over 1,000 foreign stocks.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

Equity markets were largely down throughout the first quarter, although markets did show some signs of life once a specific date was set for the U.S.-led invasion of Iraq.

The Fund was hit by several stock-specific events during the quarter. The most pernicious was an 80% drop in French pharmaceutical Nicox, which plummeted after one of its drugs was pulled from a stage two trial. Additionally, Brazilian regional jet manufacturer Embraer fell after Continental airlines delayed one of its orders. In our opinion, both of these cases represented investor overreaction. Embraer, for example, is one of the real jewels of Latin American manufacturing. It is the number-one manufacturer of regional jets and has an excellent management team. Although its exposure to the airline industry certainly adds risk to the company's profile, what is more important is their positioning in the transformation of the airline industry. The hub and spoke system has come under significant stress as low-cost carriers, which focus on specific, high-revenue routes, have gained significant market share. Regional jets are ideal for this market and Embraer is the best-suited company in the world to take advantage of this transformation.

Equity markets around the world staged a strong rally in the second quarter, as the successful military campaign in Iraq brought investors back to fundamental, long-term investing. The key contributors to the Fund's results during the performance period were some of our high-conviction stocks, including Embraer, Boskalis and UBI Soft, which had hurt us during the bear market. As described above, regional jet maker Embraer had been hit by the bad news in the U.S. airline industry, while Boskalis and UBI Soft were both hit by one-time events in spite of having good fundamentals. Each of these rallied strongly during the second quarter.

WHAT IS YOUR OUTLOOK?

It is still too early to predict how long this rally will sustain itself; nonetheless, we are encouraged both by the length of the rally as well as the underlying fundamentals in the market, which we believe are quite strong. Indeed, the dividend yield on European equities now rivals the bond yield in most European economies - a relative valuation we have not seen for decades.

                      MASSMUTUAL INTERNATIONAL EQUITY FUND
                      LARGEST COUNTRY WEIGHTINGS (6/30/03)

                                     % OF FUND
   United Kingdom                       16.70%
   Netherlands                          14.56%
   Japan                                13.12%
   France                               10.98%
   Germany                               8.94%
   Australia                             4.90%
   India                                 3.92%
   Brazil                                3.51%
   South Korea                           3.45%
   Spain                                 2.88%

                      MASSMUTUAL INTERNATIONAL EQUITY FUND
                        LARGEST STOCK HOLDINGS (6/30/03)

  Boskalis Westminster
  Embraer -- Empresa Brasileira de
     Aeronautica SA, Preference
  Novogen Limited
  SkyePharma PLC
  Aalberts Industries NV
  UBI Soft Entertainment SA
  Collins Stewart Holdings PLC
  Jenoptik AG
  KDDI Corp.
  Anglo Irish Bank Corp. PLC

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual International Equity Fund Class S and the Morgan Stanley Capital International Index for Europe, Australia and the Far East (MSCI EAFE)

MASSMUTUAL INTERNATIONAL EQUITY FUND
TOTAL RETURN

                                                                FIVE YEAR       SINCE INCEPTION
                         YEAR TO DATE         ONE YEAR        AVERAGE ANNUAL     AVERAGE ANNUAL
                       1/1/03 - 6/30/03   7/1/02 - 6/30/03   7/1/98 - 6/30/03   10/3/94 - 6/30/03
Class S                     14.71%             -13.29%            -4.87%              2.40%
-------------------------------------------------------------------------------------------------
MSCI EAFE                    9.47%              -6.46%            -4.00%              1.34%

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

[CHART]

                  CLASS S       MSCI EAFE
10/3/1994       $  10,000       $  10,000
6/30/1995       $   9,510       $  10,156
6/30/1996       $  10,734       $  11,505
6/30/1997       $  13,477       $  12,981
6/30/1998       $  15,788       $  13,773
6/30/1999       $  15,004       $  14,822
6/30/2000       $  23,548       $  17,365
6/30/2001       $  17,722       $  13,266
6/30/2002       $  14,185       $  12,007
6/30/2003       $  12,300       $  11,231

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE MSCI EAFE IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual International Equity Fund Class A, Class Y and the Morgan Stanley Capital International Index for Europe, Australasia and the Far East (MSCI EAFE)

MASSMUTUAL INTERNATIONAL EQUITY FUND
TOTAL RETURN

                                                                FIVE YEAR       SINCE INCEPTION
                         YEAR TO DATE         ONE YEAR        AVERAGE ANNUAL     AVERAGE ANNUAL
                       1/1/03 - 6/30/03   7/1/02 - 6/30/03   7/1/98 - 6/30/03    1/1/98 - 6/30/03
Class A                     14.53%              -13.60%            -5.30%             -1.98%
Class Y                     14.91%              -13.21%            -4.88%             -1.56%
--------------------------------------------------------------------------------------------------
MSCI EAFE                    9.47%               -6.46%            -4.00%             -1.02%

[CHART]

                 GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                  CLASS A        CLASS Y         MSCI EAFE
 1/1/1998        $   10,000     $   10,000      $   10,000
6/30/1998        $   11,760     $   11,780      $   11,593
6/30/1999        $   11,115     $   11,191      $   12,476
6/30/2000        $   17,364     $   17,551      $   14,616
6/30/2001        $   13,003     $   13,208      $   11,166
6/30/2002        $   10,368     $   10,569      $   10,106
6/30/2003        $    8,958     $    9,172      $    9,453

Hypothetical Investments in MassMutual International Equity Fund Class L and the Morgan Stanley Capital International Index for Europe, Australasia and the Far East (MSCI EAFE)

MASSMUTUAL INTERNATIONAL EQUITY FUND
TOTAL RETURN

                                                       SINCE INCEPTION
                 YEAR TO DATE         ONE YEAR          AVERAGE ANNUAL
               1/1/03 - 6/30/03   7/1/02 - 6/30/03    5/3/99 - 6/30/03
Class L              14.67%            -13.44%             -4.64%
-----------------------------------------------------------------------
MSCI EAFE             9.47%             -6.46%             -6.77%

[CHART]


                  CLASS L       MSCI EAFE
5/3/1999         $   10,000     $   10,000
6/30/1999        $   10,092     $    9,855
6/30/2000        $   15,791     $   11,546
6/30/2001        $   11,859     $    8,820
6/30/2002        $    9,482     $    7,983
6/30/2003        $    8,208     $    7,467

Hypothetical Investments in MassMutual International Equity Fund Class N, Class N (CDSC fees deducted) and the Morgan Stanley Capital International Index for Europe, Australasia and the Far East (MSCI EAFE)

MASSMUTUAL INTERNATIONAL EQUITY FUND
TOTAL RETURN

                                    YEAR TO DATE        SINCE INCEPTION
                                  1/1/03 - 6/30/03     12/31/02 - 6/30/03
Class N                                14.44%                 15.18%
Class N (CDSC fees deducted)           13.44%                 14.18%
--------------------------------------------------------------------------
MSCI EAFE                               9.47%                 10.31%
--------------------------------------------------------------------------

[CHART]

                         CLASS N       CLASS N (CDSC FEES DEDUCTED)      MSCI EAFE
12/31/2002       $        10,000                   $        10,000       $  10,000
 3/31/2003       $         8,594                   $         8,494       $   9,179
 6/30/2003       $        11,518                   $        11,418       $  10,947

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE MSCI EAFE IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL INTERNATIONAL EQUITY FUND - PORTFOLIO OF INVESTMENTS

JUNE 30, 2003 (UNAUDITED)

                                                       NUMBER OF       MARKET
                                                        SHARES         VALUE
                                                      ----------   -------------
EQUITIES -- 97.4%

AEROSPACE & DEFENSE -- 3.5%
Embraer - Empresa
  Brasileira de
  Aeronautica SA,
  Preference                                           5,035,219   $  23,903,605
                                                                   -------------

AUTOS & HOUSING -- 0.6%
Porsche AG, Preference                                     9,109       3,859,825
                                                                   -------------

BANKING -- 5.3%
ABN Amro Holding NV                                      160,300       3,064,914
Anglo Irish Bank
  Corp. PLC*                                           1,537,900      13,598,447
Banco Popolare di
  Verona e Novara Scr                                   l460,600       6,294,212
ICICI Bank Limited
  Sponsored ADR*                                         725,475       5,274,203
Lloyds TSB Group PLC                                      25,710       3,022,480
Royal Bank of Scotland
  Group PLC                                              165,500       4,642,753
                                                                   -------------
                                                                      35,897,009
                                                                   -------------

BEVERAGES -- 1.3%
Foster's Group Limited                                 1,002,660       2,830,989
Pernod-Ricard SA                                          64,520       5,756,863
                                                                   -------------
                                                                       8,587,852
                                                                   -------------

CHEMICALS -- 0.8%
SGL Carbon AG*                                           372,898       5,609,599
                                                                   -------------

COMPUTER SOFTWARE/SERVICES -- 7.1%
Infosys Technologies
  Limited*                                               113,563       7,978,617
Logitech International
  SA Registered*                                         175,851       6,595,029
NIIT Limited                                           1,557,725       4,778,433
Software AG Registered*                                  248,863       3,609,393
T-Online International AG*                               562,693       5,815,466
Unit 4 Agresso NV*                                       935,485       6,714,093
Yahoo Japan Corp.*                                           817      13,267,959
                                                                   -------------
                                                                      48,758,990
                                                                   -------------

CONSUMER SERVICES -- 3.1%
Amadeus Global Travel
  Distribution SA Cl. A                                1,059,600       6,071,738
BTG PLC*                                               2,714,430       6,270,979
Prosegur, Compania
  de Seguridad SA                                        451,834       6,677,716
Randstad Holdings NV                                     166,100       1,842,541
                                                                   -------------
                                                                      20,862,974
                                                                   -------------

DIVERSIFIED FINANCIAL -- 7.5%
3i Group PLC                                           1,032,526   $   9,626,715
Collins Stewart
  Holdings PLC                                         2,196,737      15,224,956
Magnus Holding NV*                                     2,305,161       1,641,207
Marschollek
  Lautenschlaeger und
  Partner AG*                                            821,605      12,265,264
Societe Generale Cl. A                                    46,040       2,918,400
United Internet
  AG Registered                                          228,878       3,889,880
Van der Moolen
  Holding NV                                             402,912       5,612,308
                                                                   -------------
                                                                      51,178,730
                                                                   -------------

ELECTRICAL EQUIPMENT -- 5.9%
ASM International NV*                                    761,600      11,324,992
Canon, Inc.                                              234,000      10,737,790
Halma PLC                                              3,029,690       6,699,335
Toshiba Corp.                                            543,000       1,867,658
Ushio, Inc.                                              833,000       9,642,891
                                                                   -------------
                                                                      40,272,666
                                                                   -------------

ELECTRONICS -- 2.8%
Epcos AG*                                                199,552       2,571,103
Hamamatsu Photonics KK                                   102,500       1,428,982
Keyence Corp.                                             33,790       6,190,964
Omron Corp.                                              542,021       9,140,892
                                                                   -------------
                                                                      19,331,941
                                                                   -------------

ENTERTAINMENT & LEISURE -- 4.2%
Eidos PLC*                                             3,335,930       7,514,122
Infogrames
  Entertainment SA*                                      720,394       4,293,465
UBI Soft
  Entertainment SA*                                      867,972      16,695,177
                                                                   -------------
                                                                      28,502,764
                                                                   -------------

FOODS -- 0.5%
Carrefour SA                                              66,060       3,237,677
                                                                   -------------
HEALTHCARE/DRUGS -- 14.1%
Aventis SA                                                93,730       5,156,741
Biovail Corp.*                                            64,700       3,044,782
Cie Generale D'Optique
  Essilor International SA                                67,170       2,705,861
Fresenius AG, Preference                                  97,795       4,621,224
Fujisawa Pharmaceutical
  Co. Limited                                            158,000       2,960,650
GlaxoSmithKline PLC                                      332,055       6,701,394
NeuroSearch A/S*                                         293,295       3,399,812
Nicox SA*                                                918,500       5,431,964
Novogen Limited*                                       5,787,000   $  20,802,746
Pliva d.d. GDR~                                          229,735       3,179,831
Sanofi-Synthelabo SA                                      99,320       5,816,710
Shionogi & Co. Limited                                   481,000       6,517,485
SkyePharma PLC*                                       17,128,310      19,643,913
Takeda Chemical
  Industries Limited                                     165,000       6,087,446
                                                                   -------------
                                                                      96,070,559
                                                                   -------------

HEALTHCARE/SUPPLIES & SERVICES -- 3.5%
Amersham PLC                                             621,470       4,663,603
Art Advanced Research
  Technologies, Inc.*                                  1,832,027       3,155,064
Cambridge Antibody
  Technology Group PLC*                                  199,190       1,725,661
Centerpulse AG Registered*                                16,846       4,533,175
Luxottica Group SpA                                      129,200       1,764,066
Marshall Edwards, Inc.*                                  870,300       5,098,307
Ortivus AB, A Shares*                                    228,600         799,607
Ortivus AB, B Shares*                                    679,410       2,249,160
                                                                   -------------
                                                                      23,988,643
                                                                   -------------

HOUSEHOLD PRODUCTS -- 1.7%
Hunter Douglas NV                                        138,531       4,613,340
SEB SA                                                    83,128       7,321,721
                                                                   -------------
                                                                      11,935,061
                                                                   -------------

INDUSTRIAL - DIVERSIFIED -- 0.5%
Ackermans & van
  Haaren NV                                              163,690       3,101,534
                                                                   -------------

INDUSTRIAL SERVICES -- 4.9%
Boskalis Westminster                                   1,360,502      33,402,377
                                                                   -------------

INSURANCE -- 0.9%
Ceres Group, Inc.*~~                                      27,000         175,500
Ceres Group,
  Inc., Preference*~~                                     66,772         434,018
Ceres Group, Inc.,
  Preference Callable*~~                                 900,000       5,850,000
                                                                   -------------
                                                                       6,459,518
                                                                   -------------

MANUFACTURING -- 7.0%
Aalberts Industries NV                                 1,084,815      19,059,768
GSI Lumonics, Inc.*                                      544,400       3,669,256
Jenoptik AG                                            1,098,426      14,127,305
Konica Corp.                                             681,000       7,752,880
Technip-Coflexip SA                                       35,160       3,076,623
                                                                   -------------
                                                                      47,685,832
                                                                   -------------

MEDIA -- 6.6%
British Sky Broadcasting
  Group PLC*                                             570,973       6,326,890

    The accompanying notes are an integral part of the financial statements.

                                                       NUMBER OF       MARKET
                                                        SHARES         VALUE
                                                       ---------   -------------
Grupo Televisa SA
  Sponsored GDR                                          141,100   $   4,867,950
Mediaset SpA                                             665,000       5,628,072
News Corp. Limited                                       620,600       4,661,570
Societe Television
  Francaise 1                                            204,010       6,278,512
Sogecable SA*                                            365,500       6,891,774
Thomson Multimedia SA                                    193,220       2,979,879
Wolters Kluwer NV                                        234,994       2,833,457
ZEE Telefilms Limited                                  2,456,902       4,660,555
                                                                   -------------
                                                                      45,128,659
                                                                   -------------

REAL ESTATE -- 0.7%
Solidere GDR*~                                           926,088       4,517,455
                                                                   -------------

RETAIL - GENERAL -- 5.0%
Buhrmann NV*                                           1,319,900       9,109,321
Dixons Group PLC                                       3,509,810       7,645,154
LG Home Shopping, Inc.                                   197,012      13,112,141
Medion AG                                                104,839       4,557,996
                                                                   -------------
                                                                      34,424,612
                                                                   -------------

TELECOMMUNICATIONS -- 4.9%
BT Group PLC                                           1,992,250       6,698,386
Ericsson (LM) Cl. B*                                   3,174,000       3,409,949
SK Telecom Co. Limited                                    20,280       3,463,474
Tandberg ASA*                                          1,598,400       8,281,636
Videsh Sanchar Nigam
  Limited ADR                                            759,605       4,025,907
Vodafone Group PLC                                     3,785,140       7,401,658
                                                                   -------------
                                                                      33,281,010
                                                                   -------------

TELEPHONE UTILITIES -- 2.6%
KDDI Corp.                                                 3,565      13,805,748
Telecom Italia Mobile SpA                                741,500       3,652,910
                                                                   -------------
                                                                      17,458,658
                                                                   -------------

TRANSPORTATION -- 2.4%
Eurotunnel SA*                                         3,618,082       2,659,064
Hyundai Heavy Industries
  Co. Limited*                                           335,279       6,904,866
Sinotrans Limited*                                     4,156,000       1,172,486
Tsakos Energy
  Navigation Limited                                     397,894       5,689,884
                                                                   -------------
                                                                      16,426,300
                                                                   -------------

TOTAL EQUITIES
(COST $747,349,529)                                                  663,883,850
                                                                   =============

WARRANTS -- 0.4%
ENTERTAINMENT & LEISURE -- 0.1%
UBI Soft Entertainment
  SA Warrants*                                           867,972         498,363
                                                                   -------------

HEALTHCARE/SUPPLIES & SERVICES -- 0.3%
Marshall Edwards,
  Inc. Warrants*++                                       875,000       1,849,490
                                                                   -------------

INSURANCE -- 0.0%
Ceres Group, Inc.
  Warrants, Series C-1*~~                                 30,048   $     195,312
Ceres Group, Inc.
  Warrants, Series D*~~                                    2,700          17,550
                                                                   -------------
                                                                         212,862
                                                                   -------------

TOTAL WARRANTS
(COST $0)                                                              2,560,715
                                                                   -------------

TOTAL LONG TERM INVESTMENTS
(COST $747,349,529)                                                  666,444,565
                                                                   =============

                                                     PRINCIPAL
                                                      AMOUNT
                                                   -------------
SHORT-TERM INVESTMENTS -- 14.8%

CASH EQUIVALENTS -- 13.2%**
Bank of Montreal
  Eurodollar Time Deposit
  1.080% 07/02/2003                                $   1,920,839       1,920,839
Bank of Montreal
  Eurodollar Time Deposit
  1.150% 07/09/2003                                    1,506,365       1,506,365
Bayerische Hypo-und
  Vereinsbank Bank Note
  1.530% 09/09/2003                                    9,604,194       9,604,194
Canadian Imperial Bank
  of Commerce Bank Note
  1.500% 05/18/2004                                    9,604,194       9,604,194
Den Danske Bank
  Eurodollar Time Deposit
  1.040% 07/28/2003                                    1,920,839       1,920,839
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                                    5,823,836       5,823,836
Goldman Sachs Group, Inc.
  Medium Term Note
  1.130% 09/17/2003                                      960,419         960,419
Keybank
  Eurodollar Time Deposit
  1.250% 07/01/2003                                    7,491,271       7,491,271
Merrill Lynch & Co.
  Medium Term Note
  1.615% 11/26/2003                                    1,440,629       1,440,629
Merrill Lynch Premier
  Institutional Money
  Market Fund                                          4,173,734       4,173,734
Merrimac Money
  Market Fund                                         15,702,857      15,702,857
Metropolitan Life
  Insurance Co.
  Funding Agreement
  1.350% 11/03/2003                                    4,802,097       4,802,097
Morgan Stanley Dean
  Witter & Co.
  1.455% 01/29/2004                                $   3,841,678   $   3,841,678
National Bank
  of Commerce
  1.073% 11/19/2003                                    2,401,049       2,401,049
Royal Bank of Canada
  Eurodollar Time Deposit
  1.031% 07/07/2003                                    8,643,775       8,643,775
Royal Bank of Canada
  Eurodollar Time Deposit
  1.300% 07/01/2003                                    5,762,516       5,762,516
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.050% 07/28/2003                                    4,802,097       4,802,097
                                                                   -------------
                                                                      90,402,389
                                                                   -------------

REPURCHASE AGREEMENT -- 1.6%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  06/30/2003, 0.75%,
  due 07/01/2003(a)                                   10,770,974      10,770,974
                                                                   -------------

TOTAL SHORT-TERM
INVESTMENTS
(AT AMORTIZED COST)                                                  101,173,363
                                                                   =============

TOTAL INVESTMENTS -- 112.6%
(COST $848,522,892)***                                               767,617,928

OTHER ASSETS/
(LIABILITIES) -- (12.6%)                                             (86,117,466)
                                                                   =============
NET ASSETS -- 100.0%                                               $ 681,500,462
                                                                   =============

NOTES TO PORTFOLIO OF INVESTMENTS
 ADR - American Depository Receipt.
 GDR - Global Depository Receipt.
 *   Non-income producing security.
 **  Represents investments of security lending collateral. (NOTE 2).
 *** Aggregate cost for Federal tax purposes. (NOTE 7).
 (a) Maturity value of $10,771,199. Collateralized by U.S. Government Agency obligation with a rate of 1.535%, maturity date of 04/25/2029, and aggregate market value, including accrued interest, of $11,310,798.
 ~ Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 ~~ This security is valued in good faith under procedures established by the board of directors.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL INTERNATIONAL EQUITY FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                                       JUNE 30, 2003
                                                                                                        (UNAUDITED)
                                                                                                     ----------------
ASSETS:
      Investments, at value (cost $747,349,529) (NOTE 2)                                             $    666,444,565
      Short-term investments, at amortized cost (NOTE 2)                                                  101,173,363
                                                                                                     ----------------
          Total Investments (including securities on loan with market values of $85,303,226)              767,617,928
      Receivables from:
          Investments sold                                                                                  4,966,502
          Interest and dividends                                                                            2,591,442
          Foreign taxes withheld                                                                              435,408
                                                                                                     ----------------
               Total assets                                                                               775,611,280
                                                                                                     ----------------

LIABILITIES:
      Payables for:
          Investments purchased                                                                             1,249,334
          Securities on loan (NOTE 2)                                                                      90,402,389
          Directors' fees and expenses (NOTE 3)                                                                15,846
          Affiliates (NOTE 3):
               Investment management fees                                                                     493,152
               Administration fees                                                                             93,959
               Service fees                                                                                    21,261
      Due to custodian                                                                                      1,768,521
      Accrued expense and other liabilities                                                                    66,356
                                                                                                     ----------------
               Total liabilities                                                                           94,110,818
                                                                                                     ----------------
      NET ASSETS                                                                                     $    681,500,462
                                                                                                     ================

NET ASSETS CONSIST OF:
      Paid-in capital                                                                                $  1,143,560,665
      Undistributed net investment income                                                                   4,090,227
      Accumulated net realized loss on investments and foreign currency translations                     (385,227,626)
      Net unrealized depreciation on investments, forward foreign currency contracts,
        foreign currency and other assets and liabilities                                                 (80,922,804)
                                                                                                     ----------------
                                                                                                     $    681,500,462
                                                                                                     ================

NET ASSETS:
      Class A                                                                                        $     37,728,748
                                                                                                     ================
      Class L                                                                                        $    136,984,920
                                                                                                     ================
      Class Y                                                                                        $     39,837,498
                                                                                                     ================
      Class S                                                                                        $    466,833,032
                                                                                                     ================
      Class N                                                                                        $        116,264
                                                                                                     ================
SHARES OUTSTANDING:
      Class A                                                                                               5,206,728
                                                                                                     ================
      Class L                                                                                              18,850,866
                                                                                                     ================
      Class Y                                                                                               5,445,868
                                                                                                     ================
      Class S                                                                                              63,685,520
                                                                                                     ================
      Class N                                                                                                  16,133
                                                                                                     ================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
      Class A                                                                                        $           7.25
                                                                                                     ================
      Class L                                                                                        $           7.27
                                                                                                     ================
      Class Y                                                                                        $           7.32
                                                                                                     ================
      Class S                                                                                        $           7.33
                                                                                                     ================
      Class N                                                                                        $           7.21
                                                                                                     ================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                                                     SIX MONTHS ENDED
                                                                                                       JUNE 30, 2003
                                                                                                        (UNAUDITED)
                                                                                                     ----------------
INVESTMENT INCOME (NOTE 2):
      Dividends (net of withholding tax of $722,611)                                                 $      7,313,157
      Interest (including securities lending income of $464,284)                                              396,538
                                                                                                     ----------------
               Total investment income                                                                      7,709,695
                                                                                                     ----------------

EXPENSES (NOTE 2):
      Investment management fees (NOTE 3)                                                                   2,473,090
      Custody fees                                                                                            356,185
      Audit and legal fees                                                                                     12,315
      Shareholder reporting fees                                                                                9,923
      Directors' fees (NOTE 3)                                                                                  6,237
      Trustee reporting                                                                                         2,609
                                                                                                     ----------------
                                                                                                            2,860,359

      Administration fees (NOTE 3):
          Class A                                                                                              46,332
          Class L                                                                                             155,301
          Class Y                                                                                              27,738
          Class S                                                                                             234,427
          Class N                                                                                                 170
      Service fees (NOTE 3):
          Class A                                                                                              39,238
          Class N                                                                                                 123
      Distribution fees (NOTE 3):
          Class N                                                                                                 123
                                                                                                     ----------------
               Total expenses                                                                               3,363,811
      Fees paid indirectly (NOTE 3)                                                                          (100,361)
                                                                                                     ----------------
               Net expenses                                                                                 3,263,450
                                                                                                     ----------------
               NET INVESTMENT INCOME                                                                        4,446,245
                                                                                                     ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
      Net realized loss on:
          Investment transactions                                                                        (123,990,891)
          Foreign currency transactions                                                                    (1,976,464)
                                                                                                     ----------------
               Net realized loss                                                                         (125,967,355)
                                                                                                     ----------------
      Net change in unrealized appreciation (depreciation) on:
          Investments                                                                                     211,590,830
          Translation of assets and liabilities in foreign currencies                                       1,370,552
                                                                                                     ----------------
               Net unrealized gain                                                                        212,961,382
                                                                                                     ----------------
               NET REALIZED AND UNREALIZED GAIN                                                            86,994,027
                                                                                                     ----------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $     91,440,272
                                                                                                     ================

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SIX MONTHS ENDED
                                                                                      JUNE 30, 2003        YEAR ENDED
                                                                                       (UNAUDITED)     DECEMBER 31, 2002
                                                                                    ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                                          $      4,446,245   $       8,835,011
     Net realized loss on investment transactions
        and foreign currency transactions                                               (125,967,355)       (153,956,478)
     Net change in unrealized appreciation (depreciation) on investments
        and translation of assets and liabilities in foreign currencies                  212,961,382        (105,287,248)
                                                                                    ----------------   -----------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  91,440,272        (250,408,715)
                                                                                    ----------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
     From net investment income:
     Class A                                                                                       -            (251,552)
     Class L                                                                                       -            (891,605)
     Class Y                                                                                       -            (447,982)
     Class S                                                                                       -          (5,128,278)
                                                                                    ----------------   -----------------
         TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                                            -          (6,719,417)
                                                                                    ----------------   -----------------
     Tax return of capital:
     Class A                                                                                       -             (14,617)
     Class L                                                                                       -             (52,542)
     Class Y                                                                                       -             (26,469)
     Class S                                                                                       -            (301,428)
                                                                                    ----------------   -----------------
         TOTAL TAX RETURN OF CAPITAL                                                               -            (395,056)
                                                                                    ----------------   -----------------

NET FUND SHARE TRANSACTIONS (NOTE 5):
     Class A                                                                               1,648,892           5,283,168
     Class L                                                                              23,305,641          27,652,859
     Class Y                                                                              (8,695,844)            652,866
     Class S                                                                             (36,295,054)        (85,930,691)
     Class N                                                                                       -             101,000*
                                                                                    ----------------   -----------------
         DECREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                         (20,036,365)        (52,240,798)
                                                                                    ----------------   -----------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS                                              71,403,907        (309,763,986)

NET ASSETS:
     Beginning of period                                                                 610,096,555         919,860,541
                                                                                    ----------------   -----------------
     End of period (including undistributed net investment income of
         $4,090,227 and distributions in excess of net investment income of
         $356,018, respectively)                                                    $    681,500,462   $     610,096,555
                                                                                    ================   =================

 *   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                       CLASS A
                                                                                       -------
                                                     SIX MONTHS ENDED
                                                         6/30/03         YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                       (UNAUDITED)        12/31/02       12/31/01       12/31/00       12/31/99
                                                     ----------------    ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                    $     6.32        $   9.12       $  12.06       $  16.91       $  11.37
                                                        ----------        --------       --------       --------       --------
INCOME (loss) FROM INVESTMENT OPERATIONS:

  Net investment income (loss)                                0.04***         0.05***        0.04***       (0.13)***      (0.04)***
  Net realized and unrealized gain (loss)
    on investments                                            0.89           (2.80)         (2.98)         (1.50)          6.39
                                                        ----------        --------       --------       --------       --------
      Total income (loss) from investment
        operations                                            0.93           (2.75)         (2.94)         (1.63)          6.35
                                                        ----------        --------       --------       --------       --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     -           (0.05)         (0.00)++       (0.02)         (0.00)++
  Tax return of capital                                          -           (0.00)++           -              -              -
  From net realized gains                                        -               -              -          (3.20)         (0.81)
                                                        ----------        --------       --------       --------       --------
      Total distributions                                        -           (0.05)         (0.00)         (3.22)         (0.81)
                                                        ----------        --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD                          $     7.25        $   6.32       $   9.12       $  12.06       $  16.91
                                                        ==========        ========       ========       ========       ========
TOTAL RETURN@                                                14.53%**       (30.11)%       (24.37)%        (9.30)%        56.25%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                     $   37,729        $ 30,849       $ 39,762       $ 26,246       $    548
  Ratio of expenses to average daily net assets:
    Before expense waiver                                     1.53%*          1.53%          1.51%          1.67%          1.55%
    After expense waiver#                                     1.49%*(a)       1.52%(a)       1.50%           N/A            N/A
  Net investment income (loss) to average daily
    net assets                                                1.18%*          0.67%          0.42%         (0.81)%        (0.28)%
Portfolio turnover rate                                         31%**           40%            38%            69%            63%

                                                       CLASS A
                                                       -------

                                                     YEAR ENDED
                                                     12/31/98+
                                                     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  12.81
                                                      --------
INCOME (loss) FROM INVESTMENT OPERATIONS:

  Net investment income (loss)                            0.01***
  Net realized and unrealized gain (loss)
    on investments                                        0.53
                                                      --------
      Total income (loss) from investment
        operations                                        0.54
                                                      --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                             (0.12)
  Tax return of capital                                      -
  From net realized gains                                (1.86)
                                                      --------
      Total distributions                                (1.98)
                                                      --------
NET ASSET VALUE, END OF PERIOD                        $  11.37
                                                      ========
TOTAL RETURN@                                             4.40%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $    135
  Ratio of expenses to average daily net assets:
    Before expense waiver                                 1.69%
    After expense waiver#                                  N/A
  Net investment income (loss) to average daily
    net assets                                            0.10%
Portfolio turnover rate                                     80%

                                                                                        CLASS L
                                                                                        -------
                                                     SIX MONTHS ENDED
                                                         6/30/03         YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
                                                       (UNAUDITED)        12/31/02       12/31/01       12/31/00        12/31/99~
                                                     ----------------    ----------     ----------     ----------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $     6.34        $   9.13       $  12.07       $  16.89        $  12.00
                                                        ----------        --------       --------       --------        --------
INCOME (loss) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                0.04***         0.08***        0.07***       (0.06)**        (0.05)***
  Net realized and unrealized gain (loss)
    on investments                                            0.89           (2.81)         (2.99)         (1.54)           5.78
                                                        ----------        --------       --------       --------        --------
      Total income (loss) from investment
        operations                                            0.93           (2.73)         (2.92)         (1.60)           5.73
                                                        ----------        --------       --------       --------        --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                                     -           (0.06)         (0.02)         (0.02)          (0.03)
  Tax return of capital                                          -           (0.00)++           -              -               -
  From net realized gains                                        -               -              -          (3.20)          (0.81)
                                                        ----------        --------       --------       --------        --------
      Total distributions                                        -           (0.06)         (0.02)         (3.22)          (0.84)
                                                        ----------        --------       --------       --------        --------
NET ASSET VALUE, END OF PERIOD                          $     7.27        $   6.34       $   9.13       $  12.07        $  16.89
                                                        ==========        ========       ========       ========        ========
TOTAL RETURN@                                                14.67%**       (29.89)%       (24.18)%        (9.12)%         48.17%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                     $  136,985        $ 95,876       $106,987       $ 67,113        $  7,335
  Ratio of expenses to average daily net assets:
    Before expense waiver                                     1.28%*          1.28%          1.26%          1.37%           1.26%*
    After expense waiver#                                     1.25%*(a)       1.27%(a)       1.25%           N/A             N/A
  Net investment income (loss) to average daily
    net assets                                                1.46%*          0.97%          0.66%         (0.37)%         (0.54)%*
  Portfolio turnover rate                                       31%**           40%            38%            69%             63%**

   *     ANNUALIZED.
   **    PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
   ***   PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
   +     AMOUNTS HAVE BEEN RESTATED TO REFLECT REVERSE STOCK SPLITS.
   ++ DISTRIBUTIONS FROM NET INVESTMENT INCOME AND TAX RETURN OF CAPITAL ARE LESS THAN $0.01 PER SHARE.
   ~ FOR THE PERIOD FROM MAY 3, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999.
   # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIODS MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND JANUARY 1, 2002 THROUGH APRIL 30, 2002.
   @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHANGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
   (a) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                                       CLASS Y
                                                                                       -------
                                                     SIX MONTHS ENDED
                                                         6/30/03         YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                       (UNAUDITED)        12/31/02       12/31/01       12/31/00       12/31/99
                                                     ----------------    ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                    $     6.37        $   9.18       $  12.14       $  16.95       $  11.37
                                                        ----------        --------       --------       --------       --------
INCOME (loss) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                0.05***         0.08***        0.08***        0.00***++     (0.01)***
  Net realized and unrealized gain (loss)
    on investments                                            0.90           (2.81)         (3.01)         (1.58)          6.44
                                                        ----------        --------       --------       --------       --------
      Total income (loss) from investment
        operations                                            0.95           (2.73)         (2.93)         (1.58)          6.43
                                                        ----------        --------       --------       --------       --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     -           (0.08)         (0.03)         (0.03)         (0.04)
  Tax return of capital                                          -           (0.00)++           -              -              -
  From net realized gains                                        -               -              -          (3.20)         (0.81)
                                                        ----------        --------       --------       --------       --------
      Total distributions                                        -           (0.08)         (0.03)         (3.23)         (0.85)
                                                        ----------        --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD                          $     7.32        $   6.37       $   9.18       $  12.14       $  16.95
                                                        ==========        ========       ========       ========       ========
TOTAL RETURN@                                                14.91%**       (29.82)%       (24.10)%        (8.97)%        57.04%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                     $   39,837        $ 41,795       $ 51,999       $ 31,651       $  9,335
  Ratio of expenses to average daily net assets:
    Before expense waiver                                     1.12%*          1.12%          1.11%          1.18%          1.11%
    After expense waiver#                                     1.09%*(a)       1.11%(a)       1.10%           N/A            N/A
  Net investment income (loss) to average daily
    net assets                                                1.56%*          1.07%          0.79%          0.02%         (0.09)%
  Portfolio turnover rate                                       31%**           40%            38%            69%            63%

                                                      CLASS Y
                                                      -------

                                                     YEAR ENDED
                                                     12/31/98+
                                                     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  12.83
                                                      --------
INCOME (loss) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                            0.06***
  Net realized and unrealized gain (loss)
    on investments                                        0.55
                                                      --------
      Total income (loss) from investment
        operations                                        0.61
                                                      --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                             (0.21)
  Tax return of capital                                      -
  From net realized gains                                (1.86)
                                                      --------
      Total distributions                                (2.07)
                                                      --------
NET ASSET VALUE, END OF PERIOD                        $  11.37
                                                      ========
TOTAL RETURN@                                             4.84%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $    503
  Ratio of expenses to average daily net assets:
    Before expense waiver                                 1.23%
    After expense waiver#                                  N/A
  Net investment income (loss) to average daily
    net assets                                            0.43%
  Portfolio turnover rate                                   80%

                                                                                        CLASS S
                                                                                        -------
                                                     SIX MONTHS ENDED
                                                         6/30/03         YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                       (UNAUDITED)        12/31/02       12/31/01       12/31/00       12/31/99
                                                     ----------------    ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                    $     6.39        $   9.21       $  12.16      $    16.96     $    11.37
                                                        ----------        --------       --------      ----------     ----------
INCOME (loss) FROM INVESTMENT OPERATIONS:
  Net investment income                                       0.05***         0.09***        0.08***         0.04***        0.05***
  Net realized and unrealized gain (loss)
    on investments                                            0.89           (2.83)         (3.00)          (1.61)          6.38
                                                        ----------        --------       --------      ----------     ----------
      Total income (loss) from investment
        operations                                            0.94           (2.74)         (2.92)          (1.57)          6.43
                                                        ----------        --------       --------      ----------     ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     -           (0.08)         (0.03)          (0.03)         (0.03)
  Tax return of capital                                          -           (0.00)++           -               -              -
  From net realized gains                                        -               -              -           (3.20)         (0.81)
                                                        ----------        --------       --------      ----------     ----------
      Total distributions                                        -           (0.08)         (0.03)          (3.23)         (0.84)
                                                        ----------        --------       --------      ----------     ----------
NET ASSET VALUE, END OF PERIOD                          $     7.33        $   6.39       $   9.21      $    12.16     $    16.96
                                                        ==========        ========       ========      ==========     ==========
TOTAL RETURN@                                                14.71%**       (29.82)%       (23.99)%         (8.95)%        56.98%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                     $  466,833        $441,475       $721,113      $1,027,623     $1,087,858
  Ratio of expenses to average daily net assets:
    Before expense waiver                                     1.10%*          1.10%          1.08%           1.12%          1.06%
    After expense waiver#                                     1.06%*(a)       1.09%(a)       1.07%            N/A            N/A
  Net investment income to average daily net assets           1.57%*          1.18%          0.82%           0.22%          0.42%
  Portfolio turnover rate                                       31%**           40%            38%             69%            63%

                                                      CLASS S
                                                      -------

                                                     YEAR ENDED
                                                     12/31/98(1)
                                                     -----------
NET ASSET VALUE, BEGINNING OF PERIOD                  $  12.38
                                                      --------
INCOME (loss) FROM INVESTMENT OPERATIONS:
  Net investment income                                   0.10
  Net realized and unrealized gain (loss)
    on investments                                        0.51
                                                      --------
      Total income (loss) from investment
        operations                                        0.61
                                                      --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                             (0.17)
  Tax return of capital                                      -
  From net realized gains                                (1.45)
                                                      --------
      Total distributions                                (1.62)
                                                      --------
NET ASSET VALUE, END OF PERIOD                        $  11.37
                                                      ========
TOTAL RETURN@                                             5.05%

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                   $640,498
  Ratio of expenses to average daily net assets:
    Before expense waiver                                 1.04%
    After expense waiver#                                  N/A
  Net investment income to average daily net assets       0.73%
  Portfolio turnover rate                                   80%

   *     ANNUALIZED.
   **    PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
   ***   PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
   +     AMOUNTS HAVE BEEN RESTATED TO REFLECT REVERSE STOCK SPLITS.
   ++ DISTRIBUTIONS FROM NET INVESTMENT INCOME AND TAX RETURN OF CAPITAL ARE LESS THAN $0.01 PER SHARE.
   (1)   CLASS S SHARES WERE PREVIOUSLY DESIGNATED AS CLASS 4 SHARES.
   # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIODS MAY 1, 2001 THROUGH DECEMBER 31, 2001 AND JANUARY 1, 2002 THROUGH APRIL 30, 2002.
   @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHANGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
   (a) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                  CLASS N
                                                                  -------
                                                     SIX MONTHS ENDED
                                                         6/30/03         PERIOD ENDED
                                                       (UNAUDITED)        12/31/02~~
                                                     ----------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $     6.30        $     6.26
                                                        ----------        ----------
INCOME (loss) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                0.03***          (0.00)***^
  Net realized and unrealized gain on investments             0.88              0.04
                                                        ----------        ----------
      Total income from investment operations                 0.91              0.04
                                                        ----------        ----------
NET ASSET VALUE, END OF PERIOD                          $     7.21        $     6.30
                                                        ==========        ==========
TOTAL RETURN@                                                14.44%**(b)           -^

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                     $      116        $      102
  Ratio of expenses to average daily net assets:
    Before expense waiver                                     1.83%*               -^
    After expense waiver                                      1.80%*(a)            -^
  Net investment income to average daily net assets           0.84%*               -^
  Portfolio turnover rate                                       31%**             40%

   *     ANNUALIZED.
   **    PERCENTAGE REPRESENTS RESULTS FOR THE PERIOD AND ARE NOT ANNUALIZED.
   ***   PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARES METHOD.
   ~~    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
   ^     AMOUNTS ARE DE MINIMIS DUE TO THE SHORT PERIOD OF OPERATIONS.
   ++    NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
   @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHANGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
   (a) THE FUND HAS ENTERED INTO AN AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
   (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL OVERSEAS FUND - PORTFOLIO MANAGER REPORT

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES FOR THE MASSMUTUAL OVERSEAS
FUND?

The objectives and policies of the Fund are to:
-    achieve long-term growth of capital
-    invest in a diversified portfolio of foreign and domestic equity securities
-    utilize a blend of growth and value styles in making investment decisions
- rely primarily on fundamental analysis, while also considering the macroeconomic outlook for various regional economies

HOW DID THE FUND PERFORM DURING THE FIRST HALF OF 2003?

For the six months ending June 30, 2003, the Fund's Class S shares returned 7.99%, underperforming the 9.47% return of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a market capitalization-weighted, unmanaged index of over 1,000 foreign stocks.

WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

The anticipation and onset of war in Iraq dominated international markets during the first quarter of 2003, with good news on the military front sending shares higher worldwide, and bad news subsequently raising concerns about the political and economic implications of a long and costly campaign.

During the performance period, the geographic allocations with the most impact were underperformance in the United Kingdom and Sweden, and an overweight position in South Korea. Few sectors or industries were spared during the first quarter's global downturn. Each of the major EAFE industry sectors turned in negative results for the quarter, as the world awaited the outcome of the war in Iraq.

Financial holdings, our largest sector stake and the index's heaviest weighting, detracted most from performance during the first quarter. Health care also slowed the portfolio, with drug makers accounting for the bulk of the sector's decline. Holdings among wireless telecommunications, the portfolio's second-largest industry stake, declined but beat the benchmark, as select wireless companies benefited from higher average revenues per user and increasing use of mobile phones for transmission of data and photos.

The second quarter witnessed a stunning turnaround. Many of the world's major markets staged powerful rebounds, as Wall Street rallied and investors around the world found reason to be optimistic. One of the biggest lifts to investor sentiment came from the end of the conflict in Iraq. After months of being restrained by uncertainty surrounding the war, key European and Asian benchmarks recorded their largest quarterly increases in years.

The geographic allocations with the most impact during the second quarter were our historical underweight position in Japan and our overweight position in South Korea. Financial holdings, our largest sector stake, advanced mostly on the strength of banks, which represented the portfolio's heaviest industry weighting. Turning in the second-best performance was the telecommunications sector, led by wireless companies. The technology sector also rallied during the second quarter, largely due to gains among holdings in the semiconductor and electrical equipment industries.

WHAT IS YOUR OUTLOOK?

The investment environment remains challenging, but we are beginning to see some signs of recovery in several industries. Although the global economy remains fragile, there are indications the worst may be behind us. The war in the Middle East has formally ended and the SARS problem seems to be under control. This appears to be giving both consumers and businesses the confidence they need to spend and invest, ultimately driving the growth rate of the global economy.

                            MASSMUTUAL OVERSEAS FUND
                      LARGEST COUNTRY WEIGHTINGS (6/30/03)

                                     % OF FUND
     United Kingdom                   17.83%
     France                           15.09%
     Japan                            11.69%
     Switzerland                       9.97%
     Germany                           7.07%
     Italy                             5.46%
     Netherlands                       4.94%
     Sweden                            3.11%
     Mexico                            2.94%
     Australia                         2.67%

                            MASSMUTUAL OVERSEAS FUND
                        LARGEST STOCK HOLDINGS (6/30/03)

     Aventis SA
     Daiwa Securities Group, Inc.
     Nestle SA
     Publicis Groupe
     Vivendi Universal SA
     Novartis AG
     Credit Suisse Group
     Akzo Nobel, Inc.
     BNP Paribas SA
     GlaxoSmithKline PLC

GROWTH OF A $10,000 INVESTMENT

Hypothetical Investments in MassMutual Overseas Fund Class S, Class A, Class Y, Class L and the Morgan Stanley Capital International Index for Europe, Australasia and the Far East (MSCI EAFE)

                                                         SINCE INCEPTION
                    YEAR TO DATE          ONE YEAR        AVERAGE ANNUAL
                  1/1/03 - 6/30/03    7/1/02 - 6/30/03   5/1/01 - 6/30/03
Class S                   7.99%              -8.36%              -9.83%
Class A                   7.77%              -8.70%             -10.22%
Class Y                   8.01%              -8.36%              -9.88%
Class L                   7.88%              -8.48%             -10.03%
-------------------------------------------------------------------------
MSCI EAFE                 9.47%              -6.46%             -12.48%

[CHART]

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

                       CLASS S     CLASS A     CLASS Y     CLASS L    MSCI EAFE
 5/1/2001             $  10,000   $  10,000   $  10,000   $  10,000   $  10,000
6/30/2001             $   9,370   $   9,360   $   9,370   $   9,370   $   9,253
6/30/2002             $   8,720   $   8,670   $   8,710   $   8,690   $   8,374
6/30/2003             $   7,991   $   7,916   $   7,982   $   7,953   $   7,833

Hypothetical Investments in MassMutual Overseas Fund Class N, Class N (CDSC fees deducted) and the Morgan Stanley Capital International Index for Europe, Australasia and the Far East (MSCI EAFE)

MASSMUTUAL OVERSEAS FUND
TOTAL RETURN

                                        YEAR TO DATE       SINCE INCEPTION
                                      1/1/03 - 6/30/03   12/31/02 - 6/30/03
Class N                                       7.66%               8.70%
Class N (CDSC fees deducted)                  6.66%               7.70%
---------------------------------------------------------------------------
MSCI EAFE                                     9.47%              10.31%

                       CLASS N     CLASS N (CDSC FEES DEDUCTED)     MSCI EAFE
12/31/2002            $  10,000                        $  10,000   $    10,000
 3/31/2003            $   9,019                        $   8,919   $     9,179
 6/30/2003            $  10,870                        $  10,770   $    10,947

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES OF THE FUND WILL FLUCTUATE WITH MARKET CONDITIONS SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTORS SHOULD NOTE THAT THE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND, WHILE THE MSCIEAFE IS UNMANAGED AND DOES NOT INCUR EXPENSES, AND CANNOT BE PURCHASED DIRECTLY BY INVESTORS. EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES. THE PERFORMANCE TABLES AND CHARTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON THE FUND DISTRIBUTIONS OR THE REDEMPTION OF THE FUND SHARES.

MASSMUTUAL OVERSEAS FUND - PORTFOLIO OF INVESTMENTS

JUNE 30, 2003 (UNAUDITED)

                                       NUMBER OF        MARKET
                                         SHARES         VALUE
                                      -----------    ------------
EQUITIES -- 94.5%

AIR TRANSPORTATION -- 0.5%
Ryanair Holdings PLC
  Sponsored ADR*                           14,000    $    628,600
Singapore
Airlines Limited                           47,600         281,110
                                                     ------------
                                                          909,710
                                                     ------------

APPAREL, TEXTILES & SHOES -- 1.2%
Chargeurs SA                               24,000         622,860
Giordano
  International Limited                 4,331,000       1,346,820
Puma AG Rudolf
  Dassler Sport                             2,500         248,329
                                                     ------------
                                                        2,218,009
                                                     ------------

AUTOS & HOUSING -- 4.4%
Autoliv ASP, Inc.                          16,500         444,195
Bayerische Motoren
  Werke AG                                 62,300       2,396,643
Compagnie Generale
  des Etablissements
  Michelin Cl. B                           49,600       1,936,561
Honda Motor Co. Limited                    19,300         731,335
Nissan Motor Co. Limited                  181,000       1,730,485
Peugeot SA                                 16,000         777,197
                                                     ------------
                                                        8,016,416
                                                     ------------

BANKING -- 14.8%
Abbey National PLC                        107,061         831,227
Alliance & Leicester PLC                   30,361         415,837
Australia & New Zealand
  Banking Group Limited                    32,900         410,624
Banco Popolare di
  Verona e Novara Scrl                    188,700       2,578,632
Banco Popular Espanol                      13,000         656,850
BNP Paribas SA                             57,086       2,900,771
Credit Suisse Group                       121,300       3,192,482
Deutsche Bank AG                           18,698       1,212,719
Erste Bank der
  oesterreichischen
  Sparkassen AG                             4,743         419,114
ForeningsSparbanken AB                     47,500         655,690
HBOS PLC                                  194,908       2,523,198
IntesaBci SpA                             349,100       1,116,466
OTP Bank Rt*                               17,551         169,557
Royal Bank of Scotland
  Group PLC                                58,953       1,653,802
Sanpaolo IMI SpA                          255,900       2,377,329
Sberbank RF                                   660         184,140
Skandinaviska Enskilda
  Banken AB Cl. A                          50,800    $    517,206
Svenska Handelsbanken
  AB Cl. A                                 56,200         919,708
UniCredito Italiano SpA                   376,400       1,793,776
United Overseas
  Bank Limited                            277,000       1,950,461
Westpac Banking Corp.                      62,600         682,229
                                                     ------------
                                                       27,161,818
                                                     ------------

BEVERAGES -- 4.6%
Diageo PLC                                258,800       2,763,104
Fomento Economico
  Mexicano SA de CV
  Sponsored ADR                            46,200       1,903,440
Kirin Brewery Co., Limited                 12,000          84,347
Lotte Chilsung Beverage
  Co. Limited                               3,280       1,823,290
Pernod-Ricard SA                           20,025       1,786,751
                                                     ------------
                                                        8,360,932
                                                     ------------

CHEMICALS -- 3.4%
Akzo Nobel, Inc.                          115,600       3,063,826
Altadis SA                                 20,500         525,434
Givaudan SA Registered                      5,420       2,280,774
Nitto Denko Corp.                           7,900         258,563
Sinopec Shanghai
  Petrochemical
  Co. Limited                             864,000         168,410
                                                     ------------
                                                        6,297,007
                                                     ------------

COMPUTER SOFTWARE/SERVICES -- 2.8%
Meitec Corp.                               78,900       2,398,376
SAP AG                                      7,900         931,683
T-Online International AG*                 67,509         697,710
Wanadoo*                                   79,942         535,197
Yahoo Japan Corp.*                             31         503,435
                                                     ------------
                                                        5,066,401
                                                     ------------

CONSUMER SERVICES -- 1.8%
Accor SA                                   22,252         804,915
Adecco SA                                  16,996         700,147
Michael Page
  International PLC                       980,800       1,780,335
                                                     ------------
                                                        3,285,397
                                                     ------------

DIVERSIFIED FINANCIAL -- 6.9%
3i Group PLC                               40,600         378,532
Amvescap PLC                               28,800         198,654
Daiwa Securities
  Group, Inc.                             641,000       3,683,448
Deutsche Boerse AG                         35,300       1,869,944
Euronext                                  116,700    $  2,893,303
ING Groep NV                               59,900       1,040,726
Societe Generale Cl. A                     25,000       1,584,709
UBS AG Registered                          18,539       1,031,283
                                                     ------------
                                                       12,680,599
                                                     ------------

ELECTRIC UTILITIES -- 0.3%
E.ON AG                                    12,102         622,178
                                                     ------------

ELECTRICAL EQUIPMENT -- 1.3%
Canon, Inc.                                35,000       1,606,080
Huaneng Power
  International, Inc.                     372,000         424,563
Toshiba Corp.                              94,000         323,315
                                                     ------------
                                                        2,353,958
                                                     ------------

ELECTRONICS -- 2.8%
Fanuc Limited                              17,300         857,256
Garmin Limited*                             3,020         120,407
Infineon Technologies AG*                  44,052         425,940
Keyence Corp.                               3,200         586,300
Koninklijke (Royal)
  Philips Electronics NV                   26,075         498,293
Olympus Optical
  Co. Limited                              30,000         620,862
Samsung Electronics
  Co. Limited                                 610         181,289
Sharp Corp.                                38,000         487,679
STMicroelectronics NV,
  NY Shares                                43,785         910,290
Tokyo Electron Limited                     10,000         473,871
                                                     ------------
                                                        5,162,187
                                                     ------------

FOODS -- 3.8%
Ajinomoto Co., Inc.                        39,000         373,517
Cadbury Schweppes PLC                     368,200       2,175,181
Groupe Danone                               5,000         691,875
Nestle SA                                  17,586       3,628,750
                                                     ------------
                                                        6,869,323
                                                     ------------

HEALTHCARE/DRUGS -- 10.4%
Alcon, Inc.                                 7,700         351,890
AstraZeneca PLC                            25,600       1,026,538
Aventis SA                                 71,200       3,917,208
GlaxoSmithKline PLC                       143,600       2,898,075
GlaxoSmithKline PLC ADR                    37,067       1,502,696
Novartis AG                                80,914       3,201,818
Roche Holding AG                           24,383       1,912,600
Sanofi-Synthelabo SA                       16,264         952,507
Takeda Chemical
  Industries Limited                       65,600       2,420,221

    The accompanying notes are an integral part of the financial statements.

                                       NUMBER OF        MARKET
                                         SHARES         VALUE
                                      -----------    ------------
Teva Pharmaceutical
  Sponsored ADR                            16,638    $    947,201
                                                     ------------
                                                       19,130,754
                                                     ------------

HEALTHCARE/SUPPLIES & SERVICES -- 1.4%
Fresenius Medical Care AG                   7,000         346,454
Hoya Corp.                                  9,500         654,299
Orbotech Limited*                          75,100       1,248,913
Smith & Nephew PLC                         43,300         248,833
                                                     ------------
                                                        2,498,499
                                                     ------------

HOUSEHOLD PRODUCTS -- 2.2%
Henkel KGaA                                48,000       2,717,432
Pioneer Corp.                              11,600         260,837
Reckitt Benckiser PLC                      55,202       1,012,951
                                                     ------------
                                                        3,991,220
                                                     ------------

INDUSTRIAL SERVICES -- 2.7%
Aegis Group PLC                         1,542,800       2,017,612
BAA PLC                                    83,500         675,856
Comverse Technology, Inc.*                 25,147         377,959
CRH PLC                                    27,535         433,504
Grupo Ferrovial SA                         25,601         695,278
Haw Par Corp. Limited                       1,349           3,325
LVMH Moet Hennessy
  Louis Vuitton SA                         16,500         818,347
                                                     ------------
                                                        5,021,881
                                                     ------------

INSURANCE -- 0.2%
AXA SA                                     26,064         404,359
                                                     ------------

MANUFACTURING -- 1.6%
Ansell Limited*                           190,600         747,793
Enodis PLC*                               777,300         509,864
Konica Corp.                               20,000         227,691
Metso OYJ                                 156,000       1,388,343
                                                     ------------
                                                        2,873,691
                                                     ------------

MEDIA -- 8.1%
British Sky Broadcasting
  Group PLC*                               68,900         763,473
Grupo Televisa SA
  Sponsored GDR                            81,200       2,801,400
John Fairfax Holdings
  Limited                               1,154,400       2,229,725
News Corp. Limited                         47,293         355,236
Publicis Groupe                           125,925       3,379,412
Reuters Group PLC                          57,000         165,310
Societe Television
  Francaise 1                              13,700         421,625
Vivendi Universal SA*                     180,300       3,281,674
VNU NV                                     20,848         642,326
WPP Group PLC                             101,937         799,014
                                                     ------------
                                                       14,839,195
                                                     ------------

METALS -- 0.5%
BHP Billiton Limited                       80,239    $    464,945
Rio Tinto PLC                              21,300         400,694
                                                     ------------
                                                          865,639
                                                     ------------

OIL & GAS -- 4.9%
BP PLC                                    157,800       1,094,318
BP PLC Sponsored ADR                        6,049         254,179
CNOOC Limited                             265,000         390,799
EnCana Corp.                               21,200         806,653
Ente Nazionale
  Idrocarburi SpA                          88,550       1,339,198
Gas Natural SDG SA                         12,100         243,161
LUKOIL
  Sponsored ADR                             7,063         557,977
Nabors Industries Limited*                 13,200         522,060
Repsol YPF SA                              52,000         843,157
Saipem SpA                                 32,500         243,333
Snam Rete Gas SpA                         140,111         550,261
Total SA                                    5,800         876,505
YUKOS                                      83,300       1,166,200
                                                     ------------
                                                        8,887,801
                                                     ------------

RETAIL - GENERAL -- 0.7%
Inditex SA                                 17,700         445,131
Metro AG                                   16,967         548,471
Walmart de Mexico
  Series C                                 96,151         284,191
                                                     ------------
                                                        1,277,793
                                                     ------------

RETAIL - SPECIALTY -- 2.8%
Nintendo Co. Limited                       14,300       1,039,675
Signet Group PLC                        1,470,000       2,189,239
The Swatch Group
  AG Cl. B                                 21,800       1,975,542
                                                     ------------
                                                        5,204,456
                                                     ------------

TELECOMMUNICATIONS -- 8.5%
Alcatel SA*                                62,816         566,253
America Movil SA de
  CV Sponsored ADR
  Series L                                 21,700         406,875
China Telecom Corp.
  Limited                               3,268,145         750,177
Deutsche Telekom AG*                       61,586         939,891
Ericsson (LM) Cl. B*                    2,626,500       2,821,749
France Telecom SA*                         56,919       1,396,140
mmO2 PLC*                                 740,831         693,767
Mobile Telesystems
  OJSC Sponsored ADR*                      11,059         652,481
Nokia Oyj Sponsored ADR                    48,384         794,949
Nortel Networks Corp.*                    135,900         366,930
NTT DoCoMo, Inc.                              469       1,015,532
SK Telecom Co. Limited                     14,030       2,396,082
SK Telecom Co.
  Limited ADR                              20,500    $    386,630
Tele2 AB Cl. B*                             9,054         336,488
Telefonica SA                              34,258         397,726
Vimpel-Communications
  Sponsored ADR*                            7,815         362,929
Vodafone Group PLC                        628,522       1,229,044
                                                     ------------
                                                       15,513,643
                                                     ------------

TELEPHONE UTILITIES -- 0.7%
Amdocs Limited*                            28,035         672,840
KDDI Corp.                                    165         638,976
                                                     ------------
                                                        1,311,816
                                                     ------------
TRANSPORTATION -- 1.2%
Associated British Ports
  Holdings PLC                            273,900       1,794,367
East Japan Railway Co.                        101         449,169
                                                     ------------
                                                        2,243,536
                                                     ------------

TOTAL EQUITIES
  (COST $157,439,455)                                 173,068,218
                                                     ============

                                       PRINCIPAL
                                        AMOUNT
                                      -----------
SHORT-TERM INVESTMENTS -- 11.4%

CASH EQUIVALENTS -- 5.4%**
Bank of Montreal
  Eurodollar Time Deposit
  1.080% 07/02/2003                   $   212,083         212,083
Bank of Montreal
  Eurodollar Time Deposit
  1.150% 07/09/2003                       166,321         166,321
Bayerische Hypo-und
  Vereinsbank Bank Note
  1.530% 09/09/2003                     1,060,417       1,060,417
Canadian Imperial
  Bank of Commerce
  Bank Note
  1.500% 05/18/2004                     1,060,417       1,060,417
Den Danske Bank
  Eurodollar Time Deposit
  1.040% 07/28/2003                       212,083         212,083
Dreyfus Cash
  Management Plus, Inc.
  Money Market Fund                       643,021         643,021
Goldman Sachs Group, Inc.
  Medium Term Note
  1.130% 09/17/2003                       106,042         106,042
Keybank
  Eurodollar Time Deposit
  1.250% 07/01/2003                       827,125         827,125

    The accompanying notes are an integral part of the financial statements.

                                       PRINCIPAL        MARKET
                                        AMOUNT          VALUE
                                      -----------    ------------
Merrill Lynch & Co.
  Medium Term Note
  1.615% 11/26/2003                   $   159,063    $    159,063
Merrill Lynch Premier
  Institutional Money
  Market Fund                             460,830         460,830
Merrimac Money
  Market Fund                           1,733,782       1,733,782
Metropolitan Life
  Insurance Co.
  Funding Agreement
  1.350% 11/03/2003                       530,208         530,208
Morgan Stanley Dean
  Witter & Co.
  1.455% 01/29/2004                       424,167         424,167
National Bank
  of Commerce
  1.073% 11/19/2003                       265,104         265,104
Royal Bank of Canada
  Eurodollar Time Deposit
  1.031% 07/07/2003                       954,375         954,375
Royal Bank of Canada
  Eurodollar Time Deposit
  1.300% 07/01/2003                       636,250         636,250
Royal Bank of Scotland
  Eurodollar Time Deposit
  1.050% 07/28/2003                       530,208         530,208
                                                     ------------
                                                        9,981,496
                                                     ------------

REPURCHASE AGREEMENT -- 6.0%
Investors Bank & Trust
  Company Repurchase
  Agreement, dated
  06/30/2003, 0.75%,
  due 07/01/2003(a)                    10,989,079      10,989,079
                                                     ------------

TOTAL SHORT-TERM
  INVESTMENTS
  (AT AMORTIZED COST)                                  20,970,575
                                                    =============
TOTAL INVESTMENTS -- 105.9%
  (COST $178,410,030)***                            $ 194,038,793

OTHER ASSETS/
  (LIABILITIES) -- (5.9%)                             (10,804,292)
                                                    =============

NET ASSETS -- 100.0%                                $ 183,234,501
                                                    =============

NOTES TO PORTFOLIO OF INVESTMENTS\
 ADR   - American Depository Receipt.
 GDR   - Global Depository Receipt.
 *     Non-income producing security.
 **    Represents investments of security lending collateral. (NOTE 2).
 ***   Aggregate cost for Federal tax purposes. (NOTE 7).
 (a) Maturity value of $10,989,308. Collateralized by U.S. Government Agency obligation with a rate of 5.545%, maturity date of 03/01/2032, and an aggregate market value, including accrued interest, of $11,538,533.

    The accompanying notes are an integral part of the financial statements.

MASSMUTUAL OVERSEAS FUND - FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                                                                               JUNE 30, 2003
                                                                                                (UNAUDITED)
                                                                                              ---------------
ASSETS:
      Investments, at value (cost $157,439,455) (NOTE 2)                                      $   173,068,218
      Short-term investments, at amortized cost (NOTE 2)                                           20,970,575
                                                                                              ---------------
          Total Investments (including securities on loan with market values of $9,488,511)       194,038,793
      Receivables from:
          Investments sold                                                                            463,433
          Investment adviser (NOTE 3)                                                                  11,606
          Interest and dividends                                                                      536,854
          Foreign taxes withheld                                                                      121,299
                                                                                              ---------------
               Total assets                                                                       195,171,985
                                                                                              ---------------
LIABILITIES:
      Payables for:

          Investments purchased                                                                     1,700,711
          Securities on loan (NOTE 2)                                                               9,981,496
          Directors' fees and expenses (NOTE 3)                                                         1,171
          Affiliates (NOTE 3):
               Investment management fees                                                             149,343
               Administration fees                                                                     20,039
               Service fees                                                                            20,172
      Due to custodian                                                                                 19,118
      Accrued expense and other liabilities                                                            45,434
                                                                                              ---------------
               Total liabilities                                                                   11,937,484
                                                                                              ---------------
      NET ASSETS                                                                              $   183,234,501
                                                                                              ===============
NET ASSETS CONSIST OF:
      Paid-in capital                                                                         $   180,492,992
      Undistributed net investment income                                                           1,628,002
      Accumulated net realized loss on investments and foreign currency translations              (14,523,946)
      Net unrealized appreciation on investments, forward foreign currency contracts,
         foreign currency and other assets and liabilities                                         15,637,453
                                                                                              ---------------
                                                                                              $   183,234,501
                                                                                              ===============
NET ASSETS:
      Class A                                                                                 $    35,011,883
                                                                                              ===============
      Class L                                                                                 $    35,472,466
                                                                                              ===============
      Class Y                                                                                 $    33,111,062
                                                                                              ===============
      Class S                                                                                 $    79,477,146
                                                                                              ===============
      Class N                                                                                 $       161,944
                                                                                              ===============
SHARES OUTSTANDING:
      Class A                                                                                       4,426,605
                                                                                              ===============
      Class L                                                                                       4,466,523
                                                                                              ===============
      Class Y                                                                                       4,161,771
                                                                                              ===============
      Class S                                                                                       9,973,918
                                                                                              ===============
      Class N                                                                                          20,584
                                                                                              ===============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE:
      Class A                                                                                 $          7.91
                                                                                              ===============
      Class L                                                                                 $          7.94
                                                                                              ===============
      Class Y                                                                                 $          7.96
                                                                                              ===============
      Class S                                                                                 $          7.97
                                                                                              ===============
      Class N                                                                                 $          7.87
                                                                                              ===============

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS

                                                                          SIX MONTHS ENDED
                                                                            JUNE 30, 2003
                                                                              (UNAUDITED)
                                                                        --------------------
INVESTMENT INCOME (NOTE 2):
      Dividends (net of withholding tax of $341,849)                       $    2,574,560
      Interest (including securities lending income of $45,490)                    44,438
                                                                           --------------
               Total investment income                                          2,618,998
                                                                           --------------
EXPENSES (NOTE 2):
      Investment management fees (NOTE 3)                                         700,538
      Custody fees                                                                212,919
      Audit and legal fees                                                         10,186
      Trustee reporting                                                             2,609
      Shareholder reporting fees                                                    2,128
      Directors' fees (NOTE 3)                                                      1,222
                                                                           --------------
                                                                                  929,602

      Administration fees (NOTE 3):

          Class A                                                                  34,011
          Class L                                                                  35,369
          Class Y                                                                  10,663
          Class S                                                                  13,418
          Class N                                                                     169
      Service fees (NOTE 3):
          Class A                                                                  34,804
          Class N                                                                     144
      Distribution fees (NOTE 3):
          Class N                                                                     144
                                                                           --------------
             Total expenses                                                     1,058,324
      Expenses waived (NOTE 3)                                                   (119,990)
      Fees paid indirectly (NOTE 3)                                                (7,419)
                                                                           --------------
             Net expenses                                                         930,915
                                                                           --------------
             NET INVESTMENT INCOME                                              1,688,083
                                                                           --------------
REALIZED AND UNREALIZED GAIN (LOSS):
      Net realized loss on:
          Investment transactions                                              (2,822,252)
          Foreign currency transactions                                           (85,177)
                                                                           --------------
               Net realized loss                                               (2,907,429)
                                                                           --------------
      Net change in unrealized appreciation (depreciation) on:
          Investments                                                          15,570,980
          Translation of assets and liabilities in foreign currencies              14,748
                                                                           --------------
              Net unrealized gain                                              15,585,728
                                                                           --------------
              NET REALIZED AND UNREALIZED GAIN                                 12,678,299
                                                                           --------------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $   14,366,382
                                                                           ==============

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS ENDED
                                                                                JUNE 30, 2003         YEAR ENDED
                                                                                 (UNAUDITED)      DECEMBER 31, 2002
                                                                              ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income                                                    $    1,688,083       $     290,592
      Net realized loss on investment transactions
        and foreign currency transactions                                          (2,907,429)         (8,930,372)
      Net change in unrealized appreciation (depreciation) on investments
        and translation of assets and liabilities in foreign currencies            15,585,728             859,708
                                                                               --------------       -------------
          NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          14,366,382          (7,780,072)
                                                                               --------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
      From net investment income:
      Class A                                                                               -              (8,289)
      Class L                                                                               -             (27,146)
      Class Y                                                                               -             (42,652)
      Class S                                                                               -            (120,220)
                                                                               --------------       -------------
          TOTAL DISTRIBUTIONS FROM NET INVESTMENT INCOME                                    -            (198,307)
                                                                               --------------       -------------
      Tax return of capital:
      Class A                                                                               -              (1,387)
      Class L                                                                               -              (4,525)
      Class Y                                                                               -              (7,101)
      Class S                                                                               -             (20,014)
                                                                               --------------       -------------
          TOTAL TAX RETURN OF CAPITAL                                                       -             (33,027)
                                                                               --------------       -------------
NET FUND SHARE TRANSACTIONS (NOTE 5):
      Class A                                                                      13,481,714          18,672,278
      Class L                                                                      12,861,255          20,441,882
      Class Y                                                                      11,568,245          18,506,403
      Class S                                                                      19,255,894          38,903,195
      Class N                                                                          48,301             101,000*
                                                                               --------------       -------------
          INCREASE IN NET ASSETS FROM NET FUND SHARE TRANSACTIONS                  57,215,409          96,624,758
                                                                               --------------       -------------
      TOTAL INCREASE IN NET ASSETS                                                 71,581,791          88,613,352
NET ASSETS:
      Beginning of period                                                         111,652,710          23,039,358
                                                                               --------------       -------------
      End of period (including undistributed net investment income of
        $1,628,002 and distributions in excess of net investment income of
        $60,081, respectively)                                                 $  183,234,501       $ 111,652,710
                                                                               ==============       =============

 *    CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             CLASS A
                                                                             -------
                                                     SIX MONTHS ENDED
                                                         6/30/03             YEAR ENDED        PERIOD ENDED
                                                       (UNAUDITED)            12/31/02           12/31/01~
                                                     ----------------        ----------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $     7.36            $   8.41           $  10.00
                                                        ----------            --------           --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                0.08***             0.01***           (0.05)***
  Net realized and unrealized gain (loss)
    on investments                                            0.47               (1.05)             (1.54)
                                                        ----------            --------           --------
       Total income (loss) from investment
         operations                                           0.55               (1.04)             (1.59)
                                                        ----------            --------           --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     -               (0.01)                 -
  Tax return of capital                                          -               (0.00)+                -
                                                        ----------            --------           --------
       Total distributions                                       -               (0.01)                 -
                                                        ----------            --------           --------
NET ASSET VALUE, END OF PERIOD                          $     7.91            $   7.36           $   8.41
                                                        ==========            ========           ========
TOTAL RETURN@                                                 7.77%**           (12.66)%           (15.90)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                     $   35,012            $ 18,674           $  1,159
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.82%*              2.13%              1.95%*
     After expense waiver#                                    1.64%*(a)           1.63%(a)           1.73%*
  Net investment income (loss) to average daily
     net assets                                               2.14%*              0.09%             (0.91)%*
  Portfolio turnover rate                                       52%**              138%               111%**

                                                                             CLASS L
                                                                             -------
                                                     SIX MONTHS ENDED
                                                         6/30/03             YEAR ENDED        PERIOD ENDED
                                                       (UNAUDITED)            12/31/02           12/31/01~
                                                     ----------------        ----------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $     7.35            $   8.42           $  10.00
                                                        ----------            --------           --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                0.09***             0.02***           (0.03)***
  Net realized and unrealized gain (loss)
    on investments                                            0.50               (1.08)             (1.55)
                                                        ----------            --------           --------
       Total income (loss) from investment
         operations                                           0.59               (1.06)             (1.58)
                                                        ----------            --------           --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     -               (0.01)                 -
  Tax return of capital                                          -               (0.00)+                -
                                                        ----------            --------           --------
       Total distributions                                       -               (0.01)                 -
                                                        ----------            --------           --------
NET ASSET VALUE, END OF PERIOD                          $     7.94            $   7.35           $   8.42
                                                        ==========            ========           ========
TOTAL RETURN@                                                 7.88%**           (12.44)%           (15.80)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                     $   35,472            $ 19,236           $    899
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    1.57%*              1.88%              1.78%*
     After expense waiver#                                    1.39%*(a)           1.37%(a)           1.56%*
  Net investment income (loss) to average daily
     net assets                                               2.46%*              0.20%             (0.59)%*
  Portfolio turnover rate                                       52%**              138%               111%**

                                                                              CLASS Y
                                                                              -------
                                                     SIX MONTHS ENDED
                                                         6/30/03             YEAR ENDED        PERIOD ENDED
                                                       (UNAUDITED)            12/31/02           12/31/01~
                                                     ----------------        ----------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $     7.36            $   8.43           $  10.00
                                                        ----------            --------           --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                0.09***            (0.00)***+          0.00***+
  Net realized and unrealized gain (loss)
    on investments                                            0.51               (1.05)             (1.57)
                                                        ----------            --------           --------
       Total income (loss) from investment
         operations                                           0.60               (1.05)             (1.57)
                                                        ----------            --------           --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     -               (0.02)                 -
  Tax return of capital                                          -               (0.00)+                -
                                                        ----------            --------           --------
       Total distributions                                       -               (0.02)                 -
                                                        ----------            --------           --------
NET ASSET VALUE, END OF PERIOD                          $     7.96            $   7.36           $   8.43
                                                        ==========            ========           ========
TOTAL RETURN@                                                 8.01%**           (12.34)%           (15.70)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                     $   33,111            $ 19,204           $     88
  Ratio of expenses to average daily net assets:
    Before expense waiver                                     1.42%*              1.73%              1.90%*
    After expense waiver#                                     1.24%*(a)           1.22%(a)           1.69%*
  Net investment income (loss) to average daily
    net assets                                                2.52%*             (0.02)%             0.08%*
  Portfolio turnover rate                                       52%**              138%               111%**

                                                                             CLASS S
                                                                             -------
                                                     SIX MONTHS ENDED
                                                         6/30/03             YEAR ENDED        PERIOD ENDED
                                                        (UNAUDITED)           12/31/02           12/31/01~
                                                     ----------------        ----------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $     7.37            $   8.43           $  10.00
                                                        ----------            --------           --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                0.09***             0.05***            0.01***
  Net realized and unrealized gain (loss)
    on investments                                            0.51               (1.09)             (1.58)
                                                        ----------            --------           --------
       Total income (loss) from investment
         operations                                           0.60               (1.04)             (1.57)
                                                        ----------            --------           --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     -               (0.02)                 -
  Tax return of capital                                          -               (0.00)+                -
                                                        ----------            --------           --------
       Total distributions                                       -               (0.02)                 -
                                                        ----------            --------           --------
NET ASSET VALUE, END OF PERIOD                          $     7.97            $   7.37           $   8.43
                                                        ==========            ========           ========
TOTAL RETURN@                                                 7.99%**           (12.23)%           (15.70)%**

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                     $   79,477            $ 54,437           $ 20,893
  Ratio of expenses to average daily net assets:
    Before expense waiver                                     1.37%*              1.68%              1.85%*
    After expense waiver#                                     1.19%*(a)           1.18%(a)           1.63%*
  Net investment income (loss) to average daily
    net assets                                                2.47%*              0.68%              0.14%*
  Portfolio turnover rate                                       52%**              138%               111%**

  *     ANNUALIZED.
  **    PERCENTAGE REPRESENTS THE RESULTS FOR THE PERIOD AND ARE NOT
        ANNUALIZED.
  ***   PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARE METHOD.
  ~ FOR THE PERIOD FROM MAY 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2001.
  + NET INVESTMENT INCOME (LOSS) AND TAX RETURN OF CAPITAL ARE LESS THAN $0.01 PER SHARE.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD OCTOBER 1, 2001 THROUGH DECEMBER 31, 2001, THE YEAR ENDED DECEMBER 31, 2002 AND THE SIX MONTHS ENDED JUNE 30, 2003.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (a) THE FUND HAS ENTERED INTO AGREEMENTS WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.

    The accompanying notes are an integral part of the financial statements.

                                                                            CLASS N
                                                                            -------
                                                     SIX MONTHS ENDED
                                                         6/30/03             PERIOD ENDED
                                                       (UNAUDITED)            12/31/02~~
                                                     ----------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $     7.31             $   7.24
                                                        ----------             --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                0.07***             (0.00)***+
  Net realized and unrealized gain on investments             0.49                 0.07
                                                        ----------             --------
       Total income from investment operations                0.56                 0.07
                                                        ----------             --------
NET ASSET VALUE, END OF PERIOD                          $     7.87             $   7.31
                                                        ==========             ========
TOTAL RETURN@                                                 7.66%**(b)              -^

RATIOS / SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                     $      162             $    102
  Ratio of expenses to average daily net assets:
     Before expense waiver                                    2.12%*                  -^
     After expense waiver#                                    1.94%*(a)               -^
  Net investment income to average daily net assets           1.89%*                  -^
  Portfolio turnover rate                                       52%**               138%

  *    ANNUALIZED.
  **   PERCENTAGE REPRESENTS THE RESULTS FOR THE PERIOD AND ARE NOT
       ANNUALIZED.
  ***  PER SHARE AMOUNT CALCULATED ON THE AVERAGE SHARE METHOD.
  ~~   CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.
  ^    AMOUNTS ARE MEANINGLESS DUE TO THE SHORT PERIOD OF OPERATIONS.
  +    NET INVESTMENT LOSS IS LESS THAN $0.01 PER SHARE.
  # COMPUTED AFTER GIVING EFFECT TO AN AGREEMENT BY MASSMUTUAL TO WAIVE CERTAIN FEES AND EXPENSES OF THE FUND FOR THE PERIOD OCTOBER 1, 2001 THROUGH DECEMBER 31, 2001 AND THE YEAR ENDED DECEMBER 31, 2002 AND THE SIX MONTHS ENDED JUNE 30, 2003.
  @ EMPLOYEE RETIREMENT BENEFIT PLANS THAT INVEST PLAN ASSETS IN THE SEPARATE INVESTMENT ACCOUNTS (SIAs) MAY BE SUBJECT TO CERTAIN CHARGES AS SET FORTH IN THEIR RESPECTIVE PLAN DOCUMENTS. TOTAL RETURN FIGURES WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.
  (a) THE FUND HAS ENTERED INTO AGREEMENT WITH CERTAIN BROKERS TO REBATE A PORTION OF BROKERAGE COMMISSIONS. THE REBATED COMMISSIONS ARE USED TO REDUCE OPERATING EXPENSES OF THE FUND.
  (b) TOTAL RETURN EXCLUDES CONTINGENT DEFERRED SALES CHARGE AND WOULD BE LOWER FOR THE PERIODS PRESENTED IF THEY REFLECTED THESE CHARGES.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. THE FUND

MassMutual Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"): MassMutual Money Market Fund ("Money Market Fund"), MassMutual Short-Duration Bond Fund ("Short-Duration Bond Fund"), MassMutual Core Bond Fund ("Core Bond Fund"), MassMutual Diversified Bond Fund ("Diversified Bond Fund"), MassMutual Balanced Fund ("Balanced Fund"), MassMutual Core Value Equity Fund ("Core Value Equity Fund"), MassMutual Fundamental Value Fund ("Fundamental Value Fund"), MassMutual Value Equity Fund ("Value Equity Fund"), MassMutual Large Cap Value Fund ("Large Cap Value Fund"), MassMutual Indexed Equity Fund ("Indexed Equity Fund"), MassMutual Blue Chip Growth Fund ("Blue Chip Growth Fund"), MassMutual Large Cap Growth Fund ("Large Cap Growth Fund"), MassMutual Growth Equity Fund ("Growth Equity Fund"), MassMutual Aggressive Growth Fund ("Aggressive Growth Fund"), MassMutual OTC 100 Fund ("OTC 100 Fund"), MassMutual Focused Value Fund ("Focused Value Fund"), MassMutual Small Company Growth Fund ("Small Company Growth Fund"), MassMutual Small Cap Equity Fund ("Small Cap Equity Fund"), MassMutual Mid Cap Growth Equity Fund ("Mid Cap Growth Equity Fund"), MassMutual Mid Cap Growth Equity II Fund ("Mid Cap Growth Equity II Fund"), MassMutual Small Cap Growth Equity Fund ("Small Cap Growth Equity Fund"), MassMutual Small Company Value Fund ("Small Company Value Fund"), MassMutual Emerging Growth Fund ("Emerging Growth Fund"), MassMutual International Equity Fund ("International Equity Fund") and MassMutual Overseas Fund ("Overseas Fund").

During the reporting period, each Fund had five classes of shares: Class A, Class L, Class Y, Class S and Class N. Additionally, the Indexed Equity Fund had a sixth class of shares: Class Z. Class N shares of the Money Market Fund are not currently available. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Trust's Prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

INVESTMENT VALUATION

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund's portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. All other securities and other assets, including debt securities for which the prices supplied by a pricing agent are deemed by MassMutual not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

SECURITIES LENDING

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At June 30, 2003, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

                                             SECURITIES ON LOAN        COLLATERAL
                                             ------------------        ----------
Short-Duration Bond Fund                       $    4,550,994        $    4,655,003
Core Bond Fund                                     66,032,901            67,679,971
Balanced Fund                                      12,194,551            12,741,697
Core Value Equity Fund                             38,117,376            40,156,665
Fundamental Value Fund                             13,624,394            14,071,735
Value Equity Fund                                   7,487,409             7,769,718
Large Cap Value Fund                               39,705,121            41,203,708
Indexed Equity Fund                                64,240,754            67,502,651
Blue Chip Growth Fund                              22,415,863            23,309,684
Large Cap Growth Fund                               2,179,521             2,320,080
Growth Equity Fund                                 27,090,986            27,896,035
Aggressive Growth Fund                             18,381,190            19,118,415
OTC 100 Fund                                        8,286,343             8,549,937
Focused Value Fund                                 80,088,017            83,834,739
Small Company Value Fund                            9,414,091             9,892,724
Small Cap Equity Fund                              43,050,226            44,362,720
Mid Cap Growth Equity Fund                         26,876,725            27,929,804
Mid Cap Growth Equity II Fund                      45,982,407            47,559,545
Small Cap Growth Equity Fund                       65,822,268            68,173,116
Small Company Growth Fund                          16,274,722            17,309,551
Emerging Growth Fund                               21,492,313            22,340,369
International Equity Fund                          85,303,226            90,402,389
Overseas Fund                                       9,488,511             9,981,496

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

ACCOUNTING FOR INVESTMENTS

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAX

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no Federal income tax provision is required.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, other than the Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to investments in forward contracts, passive foreign investment companies, the deferral of wash sale losses, and paydowns on certain mortgage-backed securities. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Funds.

FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities.

Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

FORWARD FOREIGN CURRENCY CONTRACTS

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At June 30, 2003, the Funds had no open forward foreign currency contracts.

FORWARD COMMITMENTS

Each Fund may purchase or sell securities on a "when issued" or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Delivery and payment for securities purchased on a forward commitment basis can take place a month or more after the date of the transaction. The Funds instruct the custodian to segregate assets in a separate account with a current market value at least equal to the amount of its forward purchase commitments. The price of the underlying security and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Forward commitments are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of the forward commitment. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. The Funds could also be exposed to loss if they cannot close out their forward commitments because of an illiquid secondary market, or the inability of counterparties to perform. The Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

A summary of open obligations for the Core Bond Fund under these forward commitments at June 30, 2003, is as follows:

    FORWARD           EXPIRATION       AGGREGATE                                             UNREALIZED
  COMMITMENT              OF          FACE VALUE                              MARKET        APPRECIATION
CONTRACTS TO BUY       CONTRACTS     OF CONTRACTS           COST              VALUE        (DEPRECIATION)
----------------      ----------    --------------     --------------    --------------    --------------
CORE BOND FUND
FHLMC
5.5% 07/01/2033         July-03     $   15,000,000     $   15,487,500    $   15,476,954    $      (10,546)
FNMA
4.5% 07/01/2018         July-03         32,000,000         32,520,000        32,644,998           124,998
5.0% 07/01/2018         July-03         19,150,000         19,808,281        19,784,344           (23,937)
5.5% 07/01/2033         July-03         59,125,000         61,111,641        61,115,851             4,210
GNMA
5.5% 07/01/2033         July-03         60,000,000         62,343,750        62,460,936           117,186
                                                                                           --------------
                                                                                           $      211,911
                                                                                           --------------

FINANCIAL FUTURES CONTRACTS

The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

A summary of open futures contracts for the Indexed Equity Fund and the OTC 100 Fund at June 30, 2003, is as follows:

                                                                       NOTIONAL            NET
      NUMBER OF                                                        CONTRACT         UNREALIZED
      CONTRACTS                 TYPE             EXPIRATION DATE        VALUE         DEPRECIATION
-------------------       ----------------       ---------------     -------------    ------------
INDEXED EQUITY FUND
BUYS
68                          S&P 500 Index           09/19/03         $  16,546,100    $   (380,106)

OTC 100 FUND
BUYS
10                        NASDAQ 100 Index          09/18/03             1,204,500          (8,252)

ALLOCATION OF OPERATING ACTIVITY

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, which are directly attributable to a class of shares, are charged to that class' operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS

INVESTMENT MANAGEMENT FEES

Under agreements between the Trust and Massachusetts Mutual Life Insurance Company ("MassMutual") on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual receives advisory fees monthly based upon each Fund's average daily net assets at the following annual rates:

Money Market Fund                      0.35%
Short-Duration Bond Fund               0.40%
Core Bond Fund                         0.48%
Diversified Bond Fund                  0.50%
Balanced Fund                          0.48%
Core Value Equity Fund                 0.50%
Fundamental Value Fund                 0.65%
Value Equity Fund                      0.70%
Large Cap Value Fund                   0.65%
Indexed Equity Fund                    0.10%
Blue Chip Growth Fund                  0.70%
Large Cap Growth Fund                  0.65%
Growth Equity Fund                     0.68%
Aggressive Growth Fund                 0.73%
OTC 100 Fund                           0.15%
Focused Value Fund                     0.69%
Small Company Value Fund               0.85%
Small Cap Equity Fund                  0.58%
Mid Cap Growth Equity Fund             0.70%
Mid Cap Growth Equity II Fund          0.75%
Small Cap Growth Equity Fund           0.82%
Small Company Growth Fund              0.85%
Emerging Growth Fund                   0.79%
International Equity Fund              0.85%
Overseas Fund                          1.00%

MassMutual has entered into investment sub-advisory agreements with David L. Babson & Company, Inc. ("DLB"), pursuant to which DLB serves as certain Funds' sub-adviser providing day-to-day management of the Funds' investments. DLB is a wholly-owned subsidiary of DLB Acquisition Corporation, which is a controlled subsidiary of MassMutual. DLB receives a sub-advisory fee equal to an annual rate of 0.05% of the average daily net assets of the Money Market Fund, 0.08% of the average daily net assets of the Short-Duration Bond Fund, 0.10% of the average daily net assets of the Core Bond Fund, 0.10% of the average daily net assets of the Diversified Bond Fund, 0.09% of the average daily net assets of the Money Market and Core Bond Segments of the Balanced Fund, 0.13% of the average daily net assets under management of the Core Value Equity Fund and the Core Equity sector of the Balanced Fund and 0.25% of the average daily net assets of the Small Cap Equity Fund.

MassMutual has entered into an investment sub-advisory agreement with its subsidiary OppenheimerFunds, Inc. ("OFI"). This agreement provides that OFI manage the investment and reinvestment of the assets of the International Equity Fund. OFI receives a fee equal to an annual rate of 0.50% of the average net assets of the International Equity Fund.

MassMutual has also entered into investment sub-advisory agreements with the following unaffiliated investment sub-advisers: Alliance Capital Management, L.P. for the Large Cap Growth Fund and a portion of the Core Value Equity Fund; Davis Advisors, L.P. for the Large Cap Value Fund; Northern Trust Investments, Inc. for the Indexed Equity Fund and the OTC 100 Fund; Massachusetts Financial Services Company for the Growth Equity Fund; Janus Capital Management LLC for the Aggressive Growth Fund; Harris Associates, L.P. for the Focused Value Fund and a portion of the Overseas Fund; Clover Capital Management, Inc. for a portion of the Small Company Value Fund; Navellier & Associates, Inc. for the Mid Cap Growth Equity Fund; T. Rowe Price Associates, Inc. for the Mid Cap Growth Equity II Fund and a portion of the Small Company Value Fund; Waddell & Reed Investment Management Company for a portion of the Small Cap Growth Equity Fund; Mazama Capital Management, Inc. for a portion of the Small Company Growth Fund; Allied Investment Advisers, Inc. for a portion of the Small Company Growth Fund; RS Investment Management L.P. for the Emerging Growth Fund; Fidelity Management and Research Company for the Value Equity Fund and the Blue Chip Growth Fund; American Century Investment Management, Inc. for a portion of the Overseas Fund and Wellington Management Company, LLP for the Fundamental Value Fund and a portion of the Small Cap Growth Equity Fund. Prior to January 31, 2003, Deutche Asset Management, Inc. managed the investment and reinvestment of the Indexed Equity Fund and the OTC 100 Fund. MassMutual pays a sub-advisory fee to each of these sub-advisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and (2) the average daily net assets of all other funds or accounts of MassMutual or its affiliates for which the sub-adviser provides sub-advisory services and which have substantially the same investment objective, policies and investment strategies.

ADMINISTRATION FEES

Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Fund at the following annual rates:

                                 CLASS A    CLASS L     CLASS Y    CLASS S    CLASS Z     CLASS N
                                 -------    -------     -------    -------    -------     -------
Money Market Fund                0.3323%    0.3323%     0.1823%    0.0823%         NA         NA
Short-Duration Bond Fund         0.3167%    0.3167%     0.1667%    0.1167%         NA     0.3667%
Core Bond Fund                   0.2932%    0.2932%     0.1432%    0.0932%         NA     0.3432%
Diversified Bond Fund            0.3232%    0.3232%     0.1732%    0.1232%         NA     0.3732%
Balanced Fund                    0.3952%    0.3952%     0.2452%    0.0852%         NA     0.4452%
Core Value Equity Fund           0.3175%    0.3175%     0.1675%    0.0675%         NA     0.3675%
Fundamental Value Fund           0.3129%    0.3129%     0.1629%    0.1229%         NA     0.3629%
Value Equity Fund                0.2785%    0.2785%     0.1285%    0.0785%         NA     0.3285%
Large Cap Value Fund             0.3244%    0.3244%     0.1744%    0.0844%         NA     0.3744%
Indexed Equity Fund              0.4797%    0.4797%     0.3297%    0.2997%     0.0855%    0.5297%
Blue Chip Growth Fund            0.4085%    0.4085%     0.2885%    0.1585%         NA     0.4585%
Large Cap Growth Fund            0.3529%    0.3529%     0.2029%    0.1629%         NA     0.4029%
Growth Equity Fund               0.2975%    0.2975%     0.1475%    0.0875%         NA     0.3475%
Aggressive Growth Fund           0.3444%    0.3444%     0.1944%    0.0944%         NA     0.3944%
OTC 100 Fund                     0.6244%    0.6244%     0.4744%    0.3744%         NA     0.6744%
Focused Value Fund               0.3344%    0.3344%     0.1844%    0.0844%         NA     0.3844%
Small Company Value Fund         0.3593%    0.3593%     0.2093%    0.1693%         NA     0.4093%
Small Cap Equity Fund            0.3345%    0.3345%     0.1845%    0.0845%         NA     0.3845%
Mid Cap Growth Equity Fund       0.3075%    0.3075%     0.1575%    0.0875%         NA     0.3575%
Mid Cap Growth Equity II Fund    0.3244%    0.3244%     0.1744%    0.0844%         NA     0.3744%
Small Cap Growth Equity Fund     0.4075%    0.4075%     0.2575%    0.1175%         NA     0.4575%
Small Company Growth Fund        0.3491%    0.3491%     0.1991%    0.1591%         NA     0.3991%
Emerging Growth Fund             0.3344%    0.3344%     0.1844%    0.0844%         NA     0.3844%
International Equity Fund        0.2952%    0.2952%     0.1452%    0.1152%         NA     0.3452%
Overseas Fund                    0.2443%    0.2443%     0.0943%    0.0443%         NA     0.2943%

DISTRIBUTION AND SERVICE FEES

MML Distributors, LLC (the "Distributor") acts as distributor to each Fund. Pursuant to separate 12b-1 Plans adopted by the Funds, Class A shares of each fund pay a fee of 0.25% of the average daily net asset value of the Fund to: (i) the Distributor for services provided and expenses incurred by its connection with the distribution of Class A shares of the Fund; and (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. Pursuant to separate 12b-1 Plans adopted by the Funds, Class N shares of each fund pay a fee of 0.50% of the average daily net asset value of the Fund as follows: 0.25% of the average daily net asset value of the Fund to the Distributor for services provided and expenses incurred by its connection with the distribution of Class N shares of the Fund; and 0.25% of the average daily net asset value of the Fund to MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class N shareholders. The Distribution fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A or Class N shares of the Fund. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A or Class N shareholders of a Fund and/or maintenance of Class A or Class N shareholder accounts. The Distributor is a majority owned subsidiary of MassMutual.

EXPENSE WAIVERS

MassMutual agreed to cap the fees and expenses of the following Funds through April 30, 2004, unless otherwise noted, as follows:

                                    CLASS A          CLASS L     CLASS Y       CLASS S        CLASS N
                                    -------          -------     -------       -------        -------
Fundamental Value Fund               1.24%            0.99%        0.84%         0.80%         1.54%
Value Equity Fund*                   1.29%            1.04%        0.89%         0.84%         1.59%
Blue Chip Growth Fund*               1.38%            1.13%        1.01%         0.88%         1.68%
Large Cap Growth Fund                1.28%            1.03%        0.88%         0.84%         1.58%
OTC 100 Fund*                        1.04%            0.79%        0.64%         0.54%         1.34%
Small Company Value Fund             1.49%            1.24%        1.09%         1.05%         1.79%
Small Company Growth Fund            1.49%            1.24%        1.09%         1.05%         1.79%
Emerging Growth Fund*                1.39%            1.14%        0.99%         0.89%         1.69%
Overseas Fund                        1.65%            1.40%        1.25%         1.20%         1.95%

* EXPENSE WAIVERS IN EFFECT FROM JANUARY 1, 2003 THROUGH APRIL 30, 2003.

EXPENSE REDUCTIONS

The Balanced Fund, Core Value Equity Fund, Fundamental Value Fund, Value Equity Fund, Large Cap Value Fund, Blue Chip Growth Fund, Large Cap Growth Fund, Growth Equity Fund, Aggressive Growth Fund, Focused Value Fund, Small Company Value Fund, Small Cap Equity Fund, Mid Cap Growth Equity Fund, Mid Cap Growth Equity II Fund, Small Cap Growth Equity Fund, Small Company Growth Fund, Emerging Growth Fund, and the International Equity Fund have entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. Amounts earned by the Funds under such agreements are presented as a reduction of expenses in the statement of operations. For the six months ended June 30, 2003, expenses were reduced under these agreements as follows:

                                                     REDUCTIONS
                                                     ----------
Fundamental Value Fund                               $    7,934
Value Equity Fund                                         3,704
Large Cap Value Fund                                     18,978
Blue Chip Growth Fund                                    10,138
Large Cap Growth Fund                                     4,759
Growth Equity Fund                                      295,246
Aggressive Growth Fund                                   33,267
Focused Value Fund                                        9,450
Small Company Value Fund                                 52,481
Small Cap Equity Fund                                     1,982
Mid Cap Growth Equity Fund                               15,347
Mid Cap Growth Equity II Fund                            14,664
Small Cap Growth Equity Fund                             12,797
Small Company Growth Fund                                43,103
International Equity Fund                               100,361
Overseas Fund                                             7,419

OTHER

Certain officers and trustees of the Funds are also officers of MassMutual. The compensation of trustees of the Funds is borne by the Funds.

At June 30, 2003, MassMutual or separate investment accounts thereof owned 98.33% of the outstanding shares of the Trust.

DEFERRED COMPENSATION

Trustees of the Funds that are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of the Non-Qualified Deferred Compensation Plan. Any amounts deferred shall accrue interest at a rate equal to eight percent (8%) per annum.

For the six months ended June 30, 2003, no significant amounts have been deferred.

4. PURCHASES AND SALES OF INVESTMENTS

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the six months ended June 30, 2003 were as follows:

                                                           LONG-TERM U.S.            OTHER LONG-TERM
                                                       GOVERNMENT SECURITIES            SECURITIES
                                                       ---------------------         ---------------
PURCHASES
Short-Duration Bond Fund                                  $    17,063,549            $    42,813,428
Core Bond Fund                                                729,381,947                254,680,224
Diversified Bond Fund                                          16,742,052                 25,058,439
Balanced Fund                                                  11,847,204                 71,287,557
Core Value Equity Fund                                                  -                421,352,029
Fundamental Value Fund                                                  -                105,334,026
Value Equity Fund                                                       -                 27,605,342
Large Cap Value Fund                                                    -                 84,691,940
Indexed Equity Fund                                                     -                 77,901,994
Blue Chip Growth Fund                                                   -                 51,360,210
Large Cap Growth Fund                                                   -                 10,358,851
Growth Equity Fund                                                      -                625,901,586
Aggressive Growth Fund                                                  -                 71,817,100
OTC 100 Fund                                                            -                 27,460,115
Focused Value Fund                                                      -                137,766,561
Small Company Value Fund                                                -                 42,090,264
Small Cap Equity Fund                                                   -                 55,837,362
Mid Cap Growth Equity Fund                                              -                 85,447,498
Mid Cap Growth Equity II Fund                                           -                113,268,803
Small Cap Growth Equity Fund                                            -                 55,154,105
Small Company Growth Fund                                               -                 50,312,976
Emerging Growth Fund                                                    -                 61,249,078
International Equity Fund                                               -                176,361,871
Overseas Fund                                                           -                129,075,266

SALES
Short-Duration Bond Fund                                  $    11,882,747            $    24,847,618
Core Bond Fund                                                764,408,651                202,351,174
Diversified Bond Fund                                          24,727,005                 11,397,325
Balanced Fund                                                  16,560,239                 93,094,641
Core Value Equity Fund                                                  -                470,843,597
Fundamental Value Fund                                                  -                 30,674,988
Value Equity Fund                                                       -                 22,409,037
Large Cap Value Fund                                                    -                 10,938,068
Indexed Equity Fund                                                     -                  3,006,096
Blue Chip Growth Fund                                                   -                 33,018,648
Large Cap Growth Fund                                                   -                  9,018,880
Growth Equity Fund                                                      -                550,213,041
Aggressive Growth Fund                                                  -                 58,293,073
OTC 100 Fund                                                            -                 10,961,184
Focused Value Fund                                                      -                 48,135,589
Small Company Value Fund                                                -                 18,264,512
Small Cap Equity Fund                                                   -                 98,120,981
Mid Cap Growth Equity Fund                                              -                 75,831,003
Mid Cap Growth Equity II Fund                                           -                 72,435,423
Small Cap Growth Equity Fund                                            -                 54,016,183
Small Company Growth Fund                                               -                 29,969,342
Emerging Growth Fund                                                    -                 50,730,076
International Equity Fund                                               -                225,643,373
Overseas Fund                                                           -                 70,450,277

5. CAPITAL SHARE TRANSACTIONS

The Funds are authorized to issue an unlimited number of shares, with no par value in each class of shares. Changes in shares outstanding for each Fund are as follows:

                                                                           CLASS A
                                                                           -------
                                             SIX MONTHS ENDED JUNE 30, 2003         YEAR ENDED DECEMBER 31, 2002
                                               SHARES              AMOUNT             SHARES             AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
MONEY MARKET FUND
   Sold                                        710,742,583    $   710,742,583        956,344,535    $   957,113,157
   Issued as reinvestment of dividends             188,712            188,712            779,061            779,073
   Redeemed                                   (700,350,938)      (700,350,916)      (956,885,539)      (957,683,927)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                      10,580,357    $    10,580,379            238,057    $       208,303
                                           ===============    ===============    ===============    ===============
SHORT-DURATION BOND FUND
   Sold                                          1,294,847    $    13,550,729          2,066,638    $    21,239,504
   Issued as reinvestment of dividends                   -                  -             78,480            811,483
   Redeemed                                       (644,050)        (6,748,605)        (1,238,514)       (12,902,955)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         650,797    $     6,802,124            906,604    $     9,148,032
                                           ===============    ===============    ===============    ===============
CORE BOND FUND
   Sold                                          7,983,898    $    90,512,175         12,037,657    $   133,832,446
   Issued as reinvestment of dividends                   -                  -            560,741          6,274,686
   Redeemed                                     (4,290,989)       (48,888,328)        (4,259,883)       (47,436,529)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       3,692,909    $    41,623,847          8,338,515    $    92,670,603
                                           ===============    ===============    ===============    ===============
DIVERSIFIED BOND FUND
   Sold                                            841,503    $     8,557,286          1,535,007    $    15,302,452
   Issued as reinvestment of dividends                   -                  -             70,720            711,439
   Redeemed                                       (436,448)        (4,489,502)          (196,218)        (1,972,959)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         405,055    $     4,067,784          1,409,509    $    14,040,932
                                           ===============    ===============    ===============    ===============
BALANCED FUND
   Sold                                            114,372    $       891,918            243,347    $     1,975,220
   Issued as reinvestment of dividends                   -                  -             18,217            139,540
   Redeemed                                       (115,280)          (889,244)          (347,879)        (2,875,586)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                            (908)   $         2,674            (86,315)   $      (760,826)
                                           ===============    ===============    ===============    ===============
CORE VALUE EQUITY FUND
   Sold                                            493,311    $     3,368,779            576,001    $     4,506,565
   Issued as reinvestment of dividends                   -                  -             35,449            261,614
   Redeemed                                       (299,410)        (2,111,897)          (838,614)        (6,585,255)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         193,901    $     1,256,882           (227,164)   $    (1,817,076)
                                           ===============    ===============    ===============    ===============
FUNDAMENTAL VALUE FUND
   Sold                                          4,868,337    $    39,164,234          5,463,421    $    46,992,846
   Issued as reinvestment of dividends                   -                  -             26,654            207,636
   Redeemed                                     (1,198,122)        (9,296,818)          (618,572)        (5,019,505)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       3,670,215    $    29,867,416          4,871,503    $    42,180,977
                                           ===============    ===============    ===============    ===============
VALUE EQUITY FUND
   Sold                                            339,328    $     2,583,474          1,943,723    $    16,597,671
   Issued as reinvestment of dividends                   -                  -             17,713            135,508
   Redeemed                                       (192,313)        (1,495,834)          (843,885)        (6,803,946)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         147,015    $     1,087,640          1,117,551    $     9,929,233
                                           ===============    ===============    ===============    ===============
LARGE CAP VALUE FUND
   Sold                                          3,410,970    $    25,043,590          8,029,747    $    62,918,310
   Issued as reinvestment of dividends                   -                  -             43,430            313,566
   Redeemed                                     (1,856,252)       (13,663,755)        (3,770,538)       (28,946,096)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       1,554,718    $    11,379,835          4,302,639    $    34,285,780
                                           ===============    ===============    ===============    ===============
INDEXED EQUITY FUND
   Sold                                          5,871,779    $    48,710,490          6,253,865    $    57,950,379
   Issued as reinvestment of dividends                   -                  -             65,510            529,319
   Redeemed                                     (2,143,180)       (17,549,359)        (5,318,843)       (51,459,729)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       3,728,599    $    31,161,131          1,000,532    $     7,019,969
                                           ===============    ===============    ===============    ===============

                                                                           CLASS A
                                                                           -------
                                             SIX MONTHS ENDED JUNE 30, 2003         YEAR ENDED DECEMBER 31, 2002
                                               SHARES              AMOUNT             SHARES             AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
BLUE CHIP GROWTH FUND
   Sold                                          1,156,108    $     8,157,718            781,310    $     5,872,313
   Issued as reinvestment of dividends                   -                  -                 42                279
   Redeemed                                       (207,532)        (1,466,553)          (161,580)        (1,187,089)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         948,576    $     6,691,165            619,772    $     4,685,503
                                           ===============    ===============    ===============    ===============
LARGE CAP GROWTH FUND
   Sold                                            100,310    $       724,063            158,641    $     1,284,214
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                        (92,787)          (654,889)           (40,331)          (300,786)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                           7,523    $        69,174            118,310    $       983,428
                                           ===============    ===============    ===============    ===============
GROWTH EQUITY FUND
   Sold                                          8,651,427    $    55,366,737          7,375,758    $    53,394,408
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                     (2,329,397)       (14,498,618)        (3,213,477)       (22,132,795)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       6,322,030    $    40,868,119          4,162,281    $    31,261,613
                                           ===============    ===============    ===============    ===============
AGGRESSIVE GROWTH FUND
   Sold                                          5,203,511    $    20,169,087          6,098,284    $    27,013,649
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                     (3,025,172)       (11,956,186)        (2,873,470)       (12,683,035)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       2,178,339    $     8,212,901          3,224,814    $    14,330,614
                                           ===============    ===============    ===============    ===============
OTC 100 FUND
   Sold                                          3,541,387    $    10,046,591          3,788,255    $    11,480,257
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                     (1,685,584)        (4,625,005)        (2,233,042)        (6,427,882)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       1,855,803    $     5,421,586          1,555,213    $     5,052,375
                                           ===============    ===============    ===============    ===============
FOCUSED VALUE FUND
   Sold                                          3,254,173    $    43,229,944          4,368,596    $    54,310,872
   Issued as reinvestment of dividends                   -                  -             30,387            358,865
   Redeemed                                     (1,180,206)       (14,935,530)        (1,680,049)       (19,837,138)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       2,073,967    $    28,294,414          2,718,934    $    34,832,599
                                           ===============    ===============    ===============    ===============
SMALL COMPANY VALUE FUND
   Sold                                          2,325,412    $    21,492,572          1,130,086    $    10,865,282
   Issued as reinvestment of dividends                   -                  -              2,594             22,358
   Redeemed                                       (256,331)        (2,267,170)          (138,889)        (1,226,862)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       2,069,081    $    19,225,402            993,791    $     9,660,778
                                           ===============    ===============    ===============    ===============
SMALL CAP EQUITY FUND
   Sold                                            153,611    $     1,578,683            465,360    $     5,730,896
   Issued as reinvestment of dividends                   -                  -             64,696            650,837
   Redeemed                                       (207,535)        (2,100,734)          (298,373)        (3,524,164)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         (53,924)   $      (522,051)           231,683    $     2,857,569
                                           ===============    ===============    ===============    ===============
MID CAP GROWTH EQUITY FUND
   Sold                                          1,600,835    $    10,071,728          2,101,871    $    14,747,522
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                       (843,843)        (5,138,708)        (1,453,312)        (9,899,017)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         756,992    $     4,933,020            648,559    $     4,848,505
                                           ===============    ===============    ===============    ===============
MID CAP GROWTH EQUITY II FUND
   Sold                                          3,126,585    $    26,372,262          4,401,687    $    39,414,505
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                       (827,831)        (6,949,490)        (1,952,617)       (16,477,065)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       2,298,754    $    19,422,772          2,449,070    $    22,937,440
                                           ===============    ===============    ===============    ===============
SMALL CAP GROWTH EQUITY FUND
   Sold                                          1,134,467    $    10,640,698          2,478,277    $    25,500,186
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                       (679,745)        (6,266,642)        (1,148,430)       (11,121,669)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         454,722    $     4,374,056          1,329,847    $    14,378,517
                                           ===============    ===============    ===============    ===============

                                                                           CLASS A
                                                                           -------
                                             SIX MONTHS ENDED JUNE 30, 2003         YEAR ENDED DECEMBER 31, 2002
                                               SHARES              AMOUNT             SHARES             AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
SMALL COMPANY GROWTH FUND
   Sold                                          1,553,378    $    12,040,320            908,934    $     6,945,392
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                       (207,906)        (1,504,531)          (187,979)        (1,345,136)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       1,345,472    $    10,535,789            720,955    $     5,600,256
                                           ===============    ===============    ===============    ===============
EMERGING GROWTH FUND
   Sold                                          1,732,185    $     6,296,309          1,973,012    $     8,884,147
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                       (807,194)        (2,914,279)        (1,184,829)        (5,264,116)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         924,991    $     3,382,030            788,183    $     3,620,031
                                           ===============    ===============    ===============    ===============
INTERNATIONAL EQUITY FUND
   Sold                                          1,533,670    $     9,209,832          5,485,614    $    40,880,222
   Issued as reinvestment of dividends                   -                  -             39,195            266,169
   Redeemed                                     (1,208,457)        (7,560,940)        (5,004,226)       (35,863,223)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         325,213    $     1,648,892            520,583    $     5,283,168
                                           ===============    ===============    ===============    ===============
OVERSEAS FUND
   Sold                                          2,750,475    $    19,728,468          2,817,763    $    21,951,087
   Issued as reinvestment of dividends                   -                  -              1,331              9,676
   Redeemed                                       (862,575)        (6,246,754)          (418,259)        (3,288,485)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       1,887,900    $    13,481,714          2,400,835    $    18,672,278
                                           ===============    ===============    ===============    ===============

                                                                           CLASS L
                                                                           -------
                                             SIX MONTHS ENDED JUNE 30, 2003         YEAR ENDED DECEMBER 31, 2002
                                               SHARES              AMOUNT             SHARES             AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
MONEY MARKET FUND
   Sold                                        181,069,776    $   181,069,777        443,681,600    $   444,041,707
   Issued as reinvestment of dividends             198,613            198,613            643,630            643,592
   Redeemed                                   (177,569,538)      (177,569,522)      (430,561,658)      (430,929,991)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       3,698,851    $     3,698,868         13,763,572    $    13,755,308
                                           ===============    ===============    ===============    ===============
SHORT-DURATION BOND FUND
   Sold                                          3,382,535    $    35,590,858          7,278,457    $    74,685,966
   Issued as reinvestment of dividends                   -                  -            550,094          5,682,472
   Redeemed                                     (1,738,216)       (18,159,895)        (2,077,596)       (21,543,860)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       1,644,319    $    17,430,963          5,750,955    $    58,824,578
                                           ===============    ===============    ===============    ===============
CORE BOND FUND
   Sold                                          9,268,553    $   105,665,487         13,919,986    $   154,694,198
   Issued as reinvestment of dividends                   -                  -          1,072,693         12,046,343
   Redeemed                                     (4,689,328)       (53,927,812)        (5,393,451)       (60,107,484)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       4,579,225    $    51,737,675          9,599,228    $   106,633,057
                                           ===============    ===============    ===============    ===============
DIVERSIFIED BOND FUND
   Sold                                              9,299    $        95,678             16,194    $       162,545
   Issued as reinvestment of dividends                   -                  -             13,374            134,405
   Redeemed                                        (11,107)          (114,405)          (383,770)        (3,839,998)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                          (1,808)   $       (18,727)          (354,202)   $    (3,543,048)
                                           ===============    ===============    ===============    ===============
BALANCED FUND
   Sold                                             20,809    $       161,667             67,588    $       553,939
   Issued as reinvestment of dividends                   -                  -             11,880             91,598
   Redeemed                                       (168,017)        (1,370,576)           (96,597)          (793,938)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                        (147,208)   $    (1,208,909)           (17,129)   $      (148,401)
                                           ===============    ===============    ===============    ===============
CORE VALUE EQUITY FUND
   Sold                                          3,140,007    $    22,630,871          3,343,302    $    27,062,294
   Issued as reinvestment of dividends                   -                  -            113,241            843,645
   Redeemed                                     (1,143,721)        (8,106,075)        (1,287,750)        (9,972,402)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       1,996,286    $    14,524,796          2,168,793    $    17,933,537
                                           ===============    ===============    ===============    ===============

                                                                           CLASS L
                                                                           -------
                                             SIX MONTHS ENDED JUNE 30, 2003         YEAR ENDED DECEMBER 31, 2002
                                               SHARES              AMOUNT             SHARES             AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
FUNDAMENTAL VALUE FUND
   Sold                                          2,660,478    $    20,581,190          6,505,347    $    57,442,791
   Issued as reinvestment of dividends                   -                  -             36,050            281,189
   Redeemed                                       (959,684)        (7,476,320)          (875,206)        (7,197,520)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       1,700,794    $    13,104,870          5,666,191    $    50,526,460
                                           ===============    ===============    ===============    ===============
VALUE EQUITY FUND
   Sold                                             85,324    $       658,604            405,716    $     3,327,936
   Issued as reinvestment of dividends                   -                  -              6,815             52,201
   Redeemed                                        (83,031)          (647,554)           (80,574)          (664,752)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                           2,293    $        11,050            331,957    $     2,715,385
                                           ===============    ===============    ===============    ===============
LARGE CAP VALUE FUND
   Sold                                          3,885,067    $    28,685,784          6,633,193    $    53,224,713
   Issued as reinvestment of dividends                   -                  -             91,024            659,016
   Redeemed                                     (1,674,452)       (12,176,487)        (2,984,058)       (23,356,098)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       2,210,615    $    16,509,297          3,740,159    $    30,527,631
                                           ===============    ===============    ===============    ===============
INDEXED EQUITY FUND
   Sold                                          2,140,334    $    17,576,596          4,615,838    $    43,659,762
   Issued as reinvestment of dividends                   -                  -             71,423            578,753
   Redeemed                                     (1,034,255)        (8,533,022)        (1,753,951)       (15,753,610)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       1,106,079    $     9,043,574          2,933,310    $    28,484,905
                                           ===============    ===============    ===============    ===============
BLUE CHIP GROWTH FUND
   Sold                                         14,295,442    $    99,780,704         22,779,440    $   177,091,750
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                    (11,836,872)       (82,132,843)       (25,173,306)      (193,740,055)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       2,458,570    $    17,647,861         (2,393,866)   $   (16,648,305)
                                           ===============    ===============    ===============    ===============
LARGE CAP GROWTH FUND
   Sold                                            239,022    $     1,736,800            627,007    $     4,635,107
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                        (67,368)          (471,636)           (71,264)          (516,243)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         171,654    $     1,265,164            555,743    $     4,118,864
                                           ===============    ===============    ===============    ===============
GROWTH EQUITY FUND
   Sold                                          5,838,677    $    36,262,385          5,709,003    $    41,050,586
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                     (1,897,913)       (11,823,102)        (2,690,797)       (18,777,531)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       3,940,764    $    24,439,283          3,018,206    $    22,273,055
                                           ===============    ===============    ===============    ===============
AGGRESSIVE GROWTH FUND
   Sold                                          3,317,938    $    13,086,666          4,481,015    $    21,282,215
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                     (1,382,076)        (5,480,595)        (1,640,476)        (7,250,736)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       1,935,862    $     7,606,071          2,840,539    $    14,031,479
                                           ===============    ===============    ===============    ===============
OTC 100 FUND
   Sold                                          1,563,445    $     4,450,448          1,926,240    $     5,829,119
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                       (825,509)        (2,303,025)        (1,420,212)        (4,034,256)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         737,936    $     2,147,423            506,028    $     1,794,863
                                           ===============    ===============    ===============    ===============
FOCUSED VALUE FUND
   Sold                                          2,591,743    $    33,482,628          2,802,279    $    35,324,572
   Issued as reinvestment of dividends                   -                  -             26,794            317,777
   Redeemed                                       (694,466)        (8,905,923)        (1,404,516)       (16,768,227)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       1,897,277    $    24,576,705          1,424,557    $    18,874,122
                                           ===============    ===============    ===============    ===============
SMALL COMPANY VALUE FUND
   Sold                                            672,701    $     5,648,622            465,510    $     4,357,510
   Issued as reinvestment of dividends                   -                  -              1,740             14,979
   Redeemed                                       (210,130)        (1,840,733)           (91,359)          (827,530)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         462,571    $     3,807,889            375,891    $     3,544,959
                                           ===============    ===============    ===============    ===============

                                                                           CLASS L
                                                                           -------
                                             SIX MONTHS ENDED JUNE 30, 2003         YEAR ENDED DECEMBER 31, 2002
                                               SHARES              AMOUNT             SHARES             AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
SMALL CAP EQUITY FUND
   Sold                                          1,425,846    $    14,668,858          1,606,479    $    19,222,905
   Issued as reinvestment of dividends                   -                  -            333,905          3,369,105
   Redeemed                                       (540,913)        (5,468,550)          (768,181)        (9,040,322)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         884,933    $     9,200,308          1,172,203    $    13,551,688
                                           ===============    ===============    ===============    ===============
MID CAP GROWTH EQUITY FUND
   Sold                                          1,411,191    $     8,727,511          1,622,656    $    11,488,599
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                       (742,073)        (4,549,074)          (981,681)        (6,849,889)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         669,118    $     4,178,437            640,975    $     4,638,710
                                           ===============    ===============    ===============    ===============
MID CAP GROWTH EQUITY II FUND
   Sold                                          5,366,759    $    46,426,849          7,348,006    $    66,430,558
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                     (3,459,296)       (29,435,226)        (6,181,848)       (55,609,542)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       1,907,463    $    16,991,623          1,166,158    $    10,821,016
                                           ===============    ===============    ===============    ===============
SMALL CAP GROWTH EQUITY FUND
   Sold                                          1,119,854    $    10,535,075          2,743,092    $    28,566,652
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                       (817,030)        (7,344,887)        (1,412,274)       (14,008,095)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         302,824    $     3,190,188          1,330,818    $    14,558,557
                                           ===============    ===============    ===============    ===============
SMALL COMPANY GROWTH FUND
   Sold                                          1,091,037    $     7,537,285          1,690,999    $    12,567,705
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                       (193,031)        (1,390,370)          (219,043)        (1,549,931)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         898,006    $     6,146,915          1,471,956    $    11,017,774
                                           ===============    ===============    ===============    ===============
EMERGING GROWTH FUND
   Sold                                          2,901,870    $    10,621,496          2,955,141    $    13,694,923
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                     (1,078,710)        (3,872,332)        (1,321,194)        (5,696,768)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       1,823,160    $     6,749,164          1,633,947    $     7,998,155
                                           ===============    ===============    ===============    ===============
INTERNATIONAL EQUITY FUND
   Sold                                          6,686,693    $    41,255,853          7,115,469    $    57,016,276
   Issued as reinvestment of dividends                   -                  -            141,521            944,147
   Redeemed                                     (2,964,197)       (17,950,212)        (3,841,517)       (30,307,564)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       3,722,496    $    23,305,641          3,415,473    $    27,652,859
                                           ===============    ===============    ===============    ===============
OVERSEAS FUND
   Sold                                          2,565,072    $    17,993,664          3,456,243    $    27,663,433
   Issued as reinvestment of dividends                   -                  -              4,344             31,671
   Redeemed                                       (714,199)        (5,132,409)          (951,705)        (7,253,222)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       1,850,873    $    12,861,255          2,508,882    $    20,441,882
                                           ===============    ===============    ===============    ===============

                                                                           CLASS Y
                                                                           -------
                                             SIX MONTHS ENDED JUNE 30, 2003         YEAR ENDED DECEMBER 31, 2002
                                               SHARES              AMOUNT             SHARES             AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
MONEY MARKET FUND
   Sold                                        654,801,490    $   654,801,489      1,319,694,210    $ 1,320,687,866
   Issued as reinvestment of dividends             350,496            350,496          1,298,045          1,298,045
   Redeemed                                   (681,749,449)      (681,749,411)    (1,298,349,733)    (1,299,294,623)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                     (26,597,463)   $   (26,597,426)        22,642,522    $    22,691,288
                                           ===============    ===============    ===============    ===============
SHORT-DURATION BOND FUND
   Sold                                            333,391    $     3,516,621          3,226,864    $    34,120,108
   Issued as reinvestment of dividends                   -                  -            164,905          1,759,799
   Redeemed                                     (1,029,375)       (10,848,613)          (734,377)        (7,626,762)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                        (695,984)   $    (7,331,992)         2,657,392    $    28,253,145
                                           ===============    ===============    ===============    ===============

                                                                           CLASS Y
                                                                           -------
                                             SIX MONTHS ENDED JUNE 30, 2003         YEAR ENDED DECEMBER 31, 2002
                                               SHARES              AMOUNT             SHARES             AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
CORE BOND FUND
   Sold                                          5,086,912    $    58,185,734          9,941,878    $   112,226,943
   Issued as reinvestment of dividends                   -                  -            650,458          7,324,155
   Redeemed                                     (6,830,346)       (78,125,257)        (5,235,158)       (58,297,263)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                      (1,743,434)   $   (19,939,523)         5,357,178    $    61,253,835
                                           ===============    ===============    ===============    ===============
DIVERSIFIED BOND FUND
   Sold                                            411,295    $     4,166,627            779,521    $     7,805,315
   Issued as reinvestment of dividends                   -                  -              6,071             61,252
   Redeemed                                       (667,715)        (6,790,951)          (422,726)        (4,218,752)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                        (256,420)   $    (2,624,324)           362,866    $     3,647,815
                                           ===============    ===============    ===============    ===============
BALANCED FUND
   Sold                                             23,604    $       188,739            114,568    $     1,000,401
   Issued as reinvestment of dividends                   -                  -              8,762             69,654
   Redeemed                                       (131,415)        (1,056,821)          (150,249)        (1,303,992)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                        (107,811)   $      (868,082)           (26,919)   $      (233,937)
                                           ===============    ===============    ===============    ===============
CORE VALUE EQUITY FUND
   Sold                                            223,740    $     1,639,053            366,650    $     2,936,612
   Issued as reinvestment of dividends                   -                  -             18,741            140,183
   Redeemed                                       (783,996)        (5,860,624)          (743,087)        (6,196,516)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                        (560,256)   $    (4,221,571)          (357,696)   $    (3,119,721)
                                           ===============    ===============    ===============    ===============
FUNDAMENTAL VALUE FUND
   Sold                                          1,087,683    $     8,952,342          5,375,991    $    43,088,201
   Issued as reinvestment of dividends                   -                  -             39,268            306,288
   Redeemed                                       (206,406)        (1,633,760)          (222,974)        (1,848,124)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         881,277    $     7,318,582          5,192,285    $    41,546,365
                                           ===============    ===============    ===============    ===============
VALUE EQUITY FUND
   Sold                                            119,824    $       917,050            542,994    $     4,782,755
   Issued as reinvestment of dividends                   -                  -             11,705             89,774
   Redeemed                                        (59,210)          (454,929)          (211,607)        (1,815,628)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                          60,614    $       462,121            343,092    $     3,056,901
                                           ===============    ===============    ===============    ===============
LARGE CAP VALUE FUND
   Sold                                          1,677,122    $    12,334,998          2,102,859    $    16,953,215
   Issued as reinvestment of dividends                   -                  -             37,553            272,257
   Redeemed                                       (670,366)        (4,884,404)        (2,632,372)       (22,000,518)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       1,006,756    $     7,450,594           (491,960)   $    (4,775,046)
                                           ===============    ===============    ===============    ===============
INDEXED EQUITY FUND
   Sold                                         11,640,037    $    96,601,980         17,377,290    $   160,550,651
   Issued as reinvestment of dividends                   -                  -            287,825          2,337,842
   Redeemed                                     (9,471,322)       (78,773,612)        (9,501,737)       (90,693,086)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       2,168,715    $    17,828,368          8,163,378    $    72,195,407
                                           ===============    ===============    ===============    ===============
BLUE CHIP GROWTH FUND
   Sold                                            298,273    $     2,084,696            128,565    $       972,451
   Issued as reinvestment of dividends                   -                  -                 75                509
   Redeemed                                        (82,599)          (563,906)           (74,264)          (537,066)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         215,674    $     1,520,790             54,376    $       435,894
                                           ===============    ===============    ===============    ===============
LARGE CAP GROWTH FUND
   Sold                                                818    $         5,994             11,109    $       109,754
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                           (230)            (1,609)               (59)              (431)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                             588    $         4,385             11,050    $       109,323
                                           ===============    ===============    ===============    ===============
GROWTH EQUITY FUND
   Sold                                          1,295,688    $     8,276,167          5,704,069    $    39,619,355
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                       (870,544)        (5,563,690)        (3,821,462)       (28,457,529)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         425,144    $     2,712,477          1,882,607    $    11,161,826
                                           ===============    ===============    ===============    ===============

                                                                           CLASS Y
                                                                           -------
                                             SIX MONTHS ENDED JUNE 30, 2003         YEAR ENDED DECEMBER 31, 2002
                                               SHARES              AMOUNT             SHARES             AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
AGGRESSIVE GROWTH FUND
   Sold                                            982,185    $     3,916,573          1,189,319    $     5,469,035
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                       (504,904)        (1,977,939)          (818,765)        (3,657,457)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         477,281    $     1,938,634            370,554    $     1,811,578
                                           ===============    ===============    ===============    ===============
OTC 100 FUND
   Sold                                            393,664    $     1,136,731            360,214    $       981,153
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                        (78,929)          (220,439)           (53,120)          (155,562)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         314,735    $       916,292            307,094    $       825,591
                                           ===============    ===============    ===============    ===============
FOCUSED VALUE FUND
   Sold                                          1,505,323    $    19,802,693          4,113,570    $    47,439,834
   Issued as reinvestment of dividends                   -                  -             10,595            125,874
   Redeemed                                       (762,902)        (9,678,647)        (1,111,798)       (13,304,328)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         742,421    $    10,124,046          3,012,367    $    34,261,380
                                           ===============    ===============    ===============    ===============
SMALL COMPANY VALUE FUND
   Sold                                            358,219    $     3,164,102          2,402,524    $    20,790,406
   Issued as reinvestment of dividends                   -                  -             12,404            106,919
   Redeemed                                       (323,979)        (2,836,273)          (138,633)        (1,177,724)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                          34,240    $       327,829          2,276,295    $    19,719,601
                                           ===============    ===============    ===============    ===============
SMALL CAP EQUITY FUND
   Sold                                            110,244    $     1,122,746            516,504    $     6,411,414
   Issued as reinvestment of dividends                   -                  -            110,534          1,115,276
   Redeemed                                       (576,234)        (5,826,046)          (378,717)        (4,671,247)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                        (465,990)   $    (4,703,300)           248,321    $     2,855,443
                                           ===============    ===============    ===============    ===============
MID CAP GROWTH EQUITY FUND
   Sold                                            463,852    $     2,914,696            709,437    $     4,955,169
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                       (222,148)        (1,372,700)          (646,118)        (4,479,130)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         241,704    $     1,541,996             63,319    $       476,039
                                           ===============    ===============    ===============    ===============
MID CAP GROWTH EQUITY II FUND
   Sold                                          1,195,949    $    10,094,415          3,572,497    $    29,366,442
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                       (493,758)        (4,079,672)          (242,421)        (1,970,020)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         702,191    $     6,014,743          3,330,076    $    27,396,422
                                           ===============    ===============    ===============    ===============
SMALL CAP GROWTH EQUITY FUND
   Sold                                          1,389,422    $    13,125,799          3,109,844    $    31,809,395
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                       (900,732)        (8,455,722)        (2,014,591)       (20,898,240)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         488,690    $     4,670,077          1,095,253    $    10,911,155
                                           ===============    ===============    ===============    ===============
SMALL COMPANY GROWTH FUND
   Sold                                            459,310    $     3,431,982          1,568,018    $    11,147,652
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                       (295,446)        (2,134,094)           (66,124)          (475,196)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         163,864    $     1,297,888          1,501,894    $    10,672,456
                                           ===============    ===============    ===============    ===============
EMERGING GROWTH FUND
   Sold                                            101,198    $       358,563            189,035    $       900,997
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                        (36,503)          (131,500)          (260,805)        (1,095,553)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                          64,695    $       227,063            (71,770)   $      (194,556)
                                           ===============    ===============    ===============    ===============
INTERNATIONAL EQUITY FUND
   Sold                                          8,146,203    $    49,837,483         76,349,611    $   567,689,298
   Issued as reinvestment of dividends                   -                  -             71,013            471,981
   Redeemed                                     (9,256,620)       (58,533,327)       (75,526,540)      (567,508,413)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                      (1,110,417)   $    (8,695,844)           894,084    $       652,866
                                           ===============    ===============    ===============    ===============

                                                                           CLASS Y
                                                                           -------
                                             SIX MONTHS ENDED JUNE 30, 2003         YEAR ENDED DECEMBER 31, 2002
                                               SHARES              AMOUNT             SHARES             AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
OVERSEAS FUND
   Sold                                          1,744,764    $    12,931,573          2,701,239    $    19,319,138
   Issued as reinvestment of dividends                   -                  -              6,815             49,753
   Redeemed                                       (190,668)        (1,363,328)          (110,831)          (862,488)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       1,554,096    $    11,568,245          2,597,223    $    18,506,403
                                           ===============    ===============    ===============    ===============

                                                                           CLASS S
                                                                           -------
                                             SIX MONTHS ENDED JUNE 30, 2003         YEAR ENDED DECEMBER 31, 2002
                                               SHARES              AMOUNT             SHARES             AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
MONEY MARKET FUND
   Sold                                        366,402,239    $   366,402,238        942,789,241    $   943,622,913
   Issued as reinvestment of dividends           1,434,126          1,434,126          4,380,168          4,380,342
   Redeemed                                   (392,349,002)      (392,348,983)    (1,007,526,527)    (1,008,638,463)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                     (24,512,637)   $   (24,512,619)       (60,357,118)   $   (60,635,208)
                                           ===============    ===============    ===============    ===============
SHORT-DURATION BOND FUND
   Sold                                          1,536,179    $    16,223,893          5,922,769    $    61,577,544
   Issued as reinvestment of dividends                   -                  -            584,546          6,085,127
   Redeemed                                     (2,748,870)       (28,905,355)        (8,514,413)       (89,025,384)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                      (1,212,691)   $   (12,681,462)        (2,007,098)   $   (21,362,713)
                                           ===============    ===============    ===============    ===============
CORE BOND FUND
   Sold                                         28,011,701    $   322,123,040         71,743,013    $   809,938,526
   Issued as reinvestment of dividends                   -                  -          4,729,791         53,446,635
   Redeemed                                    (30,880,278)      (355,378,987)       (47,328,864)      (531,035,970)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                      (2,868,577)   $   (33,255,947)        29,143,940    $   332,349,191
                                           ===============    ===============    ===============    ===============
DIVERSIFIED BOND FUND
   Sold                                          2,419,146    $    25,016,509          1,228,125    $    12,673,884
   Issued as reinvestment of dividends                   -                  -            154,932          1,566,360
   Redeemed                                     (2,087,081)       (21,608,317)          (496,605)        (5,130,256)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         332,065    $     3,408,192            886,452    $     9,109,988
                                           ===============    ===============    ===============    ===============
BALANCED FUND
   Sold                                          4,664,198    $    36,712,107          8,208,802    $    68,940,310
   Issued as reinvestment of dividends                   -                  -          1,058,364          8,181,156
   Redeemed                                     (7,279,671)       (57,027,747)       (14,356,858)      (119,838,211)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                      (2,615,473)   $   (20,315,640)        (5,089,692)   $   (42,716,745)
                                           ===============    ===============    ===============    ===============
CORE VALUE EQUITY FUND
   Sold                                          9,078,761    $    65,433,240         20,195,988    $   161,990,312
   Issued as reinvestment of dividends                   -                  -          1,866,226         13,996,694
   Redeemed                                    (18,889,733)      (135,244,593)       (65,480,857)      (535,841,970)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                      (9,810,972)   $   (69,811,353)       (43,418,643)   $  (359,854,964)
                                           ===============    ===============    ===============    ===============
FUNDAMENTAL VALUE FUND
   Sold                                          4,394,355    $    35,387,779         14,496,961    $   132,336,202
   Issued as reinvestment of dividends                   -                  -             89,142            696,201
   Redeemed                                     (2,291,042)       (18,077,331)        (2,630,120)       (22,007,723)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       2,103,313    $    17,310,448         11,955,983    $   111,024,680
                                           ===============    ===============    ===============    ===============
VALUE EQUITY FUND
   Sold                                          1,233,368    $     9,435,672          4,436,037    $    39,616,545
   Issued as reinvestment of dividends                   -                  -             97,559            748,274
   Redeemed                                       (841,207)        (6,495,092)        (2,174,235)       (18,207,086)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         392,161    $     2,940,580          2,359,361    $    22,157,733
                                           ===============    ===============    ===============    ===============
LARGE CAP VALUE FUND
   Sold                                          5,148,631    $    38,887,709          8,514,948    $    68,637,199
   Issued as reinvestment of dividends                   -                  -            258,610          1,874,921
   Redeemed                                     (4,170,189)       (30,658,457)        (8,329,628)       (64,765,921)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         978,442    $     8,229,252            443,930    $     5,746,199
                                           ===============    ===============    ===============    ===============

                                                                           CLASS S
                                                                           -------
                                             SIX MONTHS ENDED JUNE 30, 2003         YEAR ENDED DECEMBER 31, 2002
                                               SHARES              AMOUNT             SHARES             AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
INDEXED EQUITY FUND
   Sold                                         17,655,482    $   149,188,637         33,396,629    $   306,179,882
   Issued as reinvestment of dividends                   -                  -            810,650          6,633,682
   Redeemed                                    (17,192,459)      (143,993,838)       (25,092,597)      (229,897,440)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         463,023    $     5,194,799          9,114,682    $    82,916,124
                                           ===============    ===============    ===============    ===============
BLUE CHIP GROWTH FUND
   Sold                                          3,067,443    $    21,570,089          3,601,383    $    27,695,126
   Issued as reinvestment of dividends                   -                  -              8,662             58,731
   Redeemed                                     (3,214,684)       (22,478,456)        (5,370,099)       (41,294,170)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                        (147,241)   $      (908,367)        (1,760,054)   $   (13,540,313)
                                           ===============    ===============    ===============    ===============
LARGE CAP GROWTH FUND
   Sold                                            326,610    $     2,379,389          3,062,402    $    27,517,043
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                       (365,626)        (2,683,243)           (62,243)          (547,228)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         (39,016)   $      (303,854)         3,000,159    $    26,969,815
                                           ===============    ===============    ===============    ===============
GROWTH EQUITY FUND
   Sold                                          4,478,841    $    29,158,267          7,368,954    $    52,795,872
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                     (2,554,718)       (16,098,742)        (6,734,756)       (47,729,420)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       1,924,123    $    13,059,525            634,198    $     5,066,452
                                           ===============    ===============    ===============    ===============
AGGRESSIVE GROWTH FUND
   Sold                                          5,132,727    $    20,766,821          7,198,909    $    33,151,366
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                     (2,851,686)       (11,347,659)        (9,635,786)       (42,684,416)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       2,281,041    $     9,419,162         (2,436,877)   $    (9,533,050)
                                           ===============    ===============    ===============    ===============
OTC 100 FUND
   Sold                                         17,689,012    $    50,504,225         15,444,594    $    44,282,199
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                    (15,440,116)       (43,761,327)       (17,387,347)       (49,137,544)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       2,248,896    $     6,742,898         (1,942,753)   $    (4,855,345)
                                           ===============    ===============    ===============    ===============
FOCUSED VALUE FUND
   Sold                                          7,218,172    $    97,525,202          8,028,008    $    98,916,416
   Issued as reinvestment of dividends                   -                  -             72,675            865,563
   Redeemed                                     (3,200,650)       (41,215,775)        (6,802,114)       (83,444,101)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       4,017,522    $    56,309,427          1,298,569    $    16,337,878
                                           ===============    ===============    ===============    ===============
SMALL COMPANY VALUE FUND
   Sold                                          1,595,840    $    14,143,849          7,287,945    $    72,489,846
   Issued as reinvestment of dividends                   -                  -             22,860            197,514
   Redeemed                                     (1,530,630)       (13,260,164)        (3,197,728)       (30,484,433)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                          65,210    $       883,685          4,113,077    $    42,202,927
                                           ===============    ===============    ===============    ===============
SMALL CAP EQUITY FUND
   Sold                                          4,649,983    $    48,634,205         15,421,968    $   192,315,407
   Issued as reinvestment of dividends                   -                  -          2,580,258         26,163,818
   Redeemed                                     (7,150,043)       (73,040,116)       (27,276,659)      (330,466,529)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                      (2,500,060)   $   (24,405,911)        (9,274,433)   $  (111,987,304)
                                           ===============    ===============    ===============    ===============
MID CAP GROWTH EQUITY FUND
   Sold                                          2,948,283    $    18,768,970          3,876,882    $    27,372,357
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                     (2,117,564)       (13,061,755)        (5,748,400)       (40,525,597)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         830,719    $     5,707,215         (1,871,518)   $   (13,153,240)
                                           ===============    ===============    ===============    ===============
MID CAP GROWTH EQUITY II FUND
   Sold                                          2,107,833    $    18,534,276          3,793,507    $    35,104,486
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                     (1,840,213)       (15,402,206)        (3,504,773)       (31,878,046)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         267,620    $     3,132,070            288,734    $     3,226,440
                                           ===============    ===============    ===============    ===============

                                                                           CLASS S
                                                                           -------
                                             SIX MONTHS ENDED JUNE 30, 2003         YEAR ENDED DECEMBER 31, 2002
                                               SHARES              AMOUNT             SHARES             AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
SMALL CAP GROWTH EQUITY FUND
   Sold                                          4,264,363    $    41,299,415          5,940,006    $    61,526,529
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                     (3,058,252)       (28,692,143)        (5,181,440)       (51,808,791)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       1,206,111    $    12,607,272            758,566    $     9,717,738
                                           ===============    ===============    ===============    ===============
SMALL COMPANY GROWTH FUND
   Sold                                            590,815    $     4,678,830            306,398    $     2,517,186
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                       (293,589)        (2,285,056)           (59,111)          (508,978)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         297,226    $     2,393,774            247,287    $     2,008,208
                                           ===============    ===============    ===============    ===============
EMERGING GROWTH FUND
   Sold                                          1,240,006    $     4,708,199          2,882,490    $    12,236,205
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                       (903,982)        (3,241,795)        (5,132,528)       (20,484,485)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                         336,024    $     1,466,404         (2,250,038)   $    (8,248,280)
                                           ===============    ===============    ===============    ===============
INTERNATIONAL EQUITY FUND
   Sold                                         29,206,782    $   182,051,976        296,154,757    $ 2,237,494,178
   Issued as reinvestment of dividends                   -                  -            810,001          5,429,706
   Redeemed                                    (34,637,760)      (218,347,030)      (306,172,482)    (2,328,854,575)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                      (5,430,978)   $   (36,295,054)        (9,207,724)   $   (85,930,691)
                                           ===============    ===============    ===============    ===============
OVERSEAS FUND
   Sold                                          3,169,614    $    23,553,915          5,268,222    $    41,755,741
   Issued as reinvestment of dividends                   -                  -             19,184            140,234
   Redeemed                                       (579,381)        (4,298,021)          (380,889)        (2,992,780)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                       2,590,233    $    19,255,894          4,906,517    $    38,903,195
                                           ===============    ===============    ===============    ===============

                                                                           CLASS Z
                                                                           -------
                                             SIX MONTHS ENDED JUNE 30, 2003         YEAR ENDED DECEMBER 31, 2002
                                               SHARES              AMOUNT             SHARES             AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
INDEXED EQUITY FUND
   Sold                                            427,120    $     3,706,344          4,995,445    $    49,094,422
   Issued as reinvestment of dividends                   -                  -             28,868            236,834
   Redeemed                                       (412,819)        (3,521,420)        (2,980,141)       (26,025,410)
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                          14,301    $       184,924          2,044,172    $    23,305,846
                                           ===============    ===============    ===============    ===============

                                                                           CLASS N*
                                                                           --------
                                             SIX MONTHS ENDED JUNE 30, 2003         YEAR ENDED DECEMBER 31, 2002
                                               SHARES              AMOUNT             SHARES             AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
SHORT-DURATION BOND FUND
   Sold                                                  -    $             -              9,796    $       101,000
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                              -                  -                  -                  -
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                               -    $             -              9,796    $       101,000
                                           ===============    ===============    ===============    ===============
CORE BOND FUND
   Sold                                                 51    $           589              9,050    $       101,000
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                              -                  -                  -                  -
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                              51    $           589              9,050    $       101,000
                                           ===============    ===============    ===============    ===============
DIVERSIFIED BOND FUND
   Sold                                                  -    $             -             10,070    $       101,000
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                              -                  -                  -                  -
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                               -    $             -             10,070    $       101,000
                                           ===============    ===============    ===============    ===============

                                                                           CLASS N*
                                                                           --------
                                             SIX MONTHS ENDED JUNE 30, 2003         YEAR ENDED DECEMBER 31, 2002
                                               SHARES              AMOUNT             SHARES             AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
BALANCED FUND
   Sold                                                  -    $             -             13,237    $       101,000
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                              -                  -                  -                  -
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                               -    $             -             13,237    $       101,000
                                           ===============    ===============    ===============    ===============
CORE VALUE EQUITY FUND
   Sold                                                  -    $             -             14,511    $       101,000
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                              -                  -                  -                  -
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                               -    $             -             14,511    $       101,000
                                           ===============    ===============    ===============    ===============
FUNDAMENTAL VALUE FUND
   Sold                                                  -    $             -             13,015    $       101,000
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                              -                  -                  -                  -
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                               -    $             -             13,015    $       101,000
                                           ===============    ===============    ===============    ===============
VALUE EQUITY FUND
   Sold                                                  -    $             -             13,254    $       101,000
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                              -                  -                  -                  -
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                               -    $             -             13,254    $       101,000
                                           ===============    ===============    ===============    ===============
LARGE CAP VALUE FUND
   Sold                                                  -    $             -             14,047    $       101,000
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                              -                  -                  -                  -
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                               -    $             -             14,047    $       101,000
                                           ===============    ===============    ===============    ===============
INDEXED EQUITY FUND
   Sold                                             68,906    $       588,455             12,484    $       100,500
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                              -                  -                  -                  -
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                          68,906    $       588,455             12,484    $       100,500
                                           ===============    ===============    ===============    ===============
BLUE CHIP GROWTH FUND
   Sold                                             18,138    $       129,143             15,097    $       101,000
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                              -                  -                  -                  -
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                          18,138    $       129,143             15,097    $       101,000
                                           ===============    ===============    ===============    ===============
LARGE CAP GROWTH FUND
   Sold                                                  -    $             -             14,518    $       100,900
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                              -                  -                  -                  -
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                               -    $             -             14,518    $       100,900
                                           ===============    ===============    ===============    ===============
GROWTH EQUITY FUND
   Sold                                                  -    $             -             16,805    $       101,000
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                              -                  -                  -                  -
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                               -    $             -             16,805    $       101,000
                                           ===============    ===============    ===============    ===============
AGGRESSIVE GROWTH FUND
   Sold                                                  -    $             -             26,790    $       101,000
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                              -                  -                  -                  -
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                               -    $             -             26,790    $       101,000
                                           ===============    ===============    ===============    ===============
OTC 100 FUND
   Sold                                                  -    $             -             39,923    $       101,000
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                              -                  -                  -                  -
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                               -    $             -             39,923    $       101,000
                                           ===============    ===============    ===============    ===============

                                                                           CLASS N*
                                                                           --------
                                             SIX MONTHS ENDED JUNE 30, 2003         YEAR ENDED DECEMBER 31, 2002
                                               SHARES              AMOUNT             SHARES             AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
FOCUSED VALUE FUND
   Sold                                                 69    $           941              8,580    $       101,000
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                              -                  -                  -                  -
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                              69    $           941              8,580    $       101,000
                                           ===============    ===============    ===============    ===============
SMALL COMPANY VALUE FUND
   Sold                                              4,324    $        38,871             11,699    $       100,500
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                              -                  -                  -                  -
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                           4,324    $        38,871             11,699    $       100,500
                                           ===============    ===============    ===============    ===============
SMALL CAP EQUITY FUND
   Sold                                                  -    $             -             10,029    $       100,500
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                              -                  -                  -                  -
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                               -    $             -             10,029    $       100,500
                                           ===============    ===============    ===============    ===============
MID CAP GROWTH EQUITY FUND
   Sold                                                  -    $             -             17,150    $       100,500
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                              -                  -                  -                  -
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                               -    $             -             17,150    $       100,500
                                           ===============    ===============    ===============    ===============
MID CAP GROWTH EQUITY II FUND
   Sold                                              4,663    $        40,612             12,484    $       100,500
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                              -                  -                  -                  -
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                           4,663    $        40,612             12,484    $       100,500
                                           ===============    ===============    ===============    ===============
SMALL CAP GROWTH EQUITY FUND
   Sold                                                  -    $             -             11,635    $       101,000
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                              -                  -                  -                  -
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                               -    $             -             11,635    $       101,000
                                           ===============    ===============    ===============    ===============
SMALL COMPANY GROWTH FUND
   Sold                                                  -    $             -             14,565    $       100,500
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                              -                  -                  -                  -
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                               -    $             -             14,565    $       100,500
                                           ===============    ===============    ===============    ===============
EMERGING GROWTH FUND
   Sold                                                  -    $             -             28,856    $       101,000
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                              -                  -                  -                  -
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                               -    $             -             28,856    $       101,000
                                           ===============    ===============    ===============    ===============
INTERNATIONAL EQUITY FUND
   Sold                                                  -    $             -             16,133    $       101,000
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                              -                  -                  -                  -
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                               -    $             -             16,133    $       101,000
                                           ===============    ===============    ===============    ===============
OVERSEAS FUND
   Sold                                              6,635    $        48,301             13,949    $       101,000
   Issued as reinvestment of dividends                   -                  -                  -                  -
   Redeemed                                              -                  -                  -                  -
                                           ---------------    ---------------    ---------------    ---------------
   Net increase (decrease)                           6,635    $        48,301             13,949    $       101,000
                                           ===============    ===============    ===============    ===============

* CLASS N COMMENCED OPERATIONS ON DECEMBER 31, 2002.

Redemptions or exchanges of Class N made within eighteen months of purchase are subject to a contingent deferred sales charge of 1% of the amount redeemed. There were no such charges at June 30, 2003.

6. FOREIGN SECURITIES

The International Equity and Overseas Funds invest substantially all of their assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

7. FEDERAL INCOME TAX INFORMATION

At June 30, 2003, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

                                               FEDERAL           TAX BASIS          TAX BASIS        NET UNREALIZED
                                             INCOME TAX          UNREALIZED         UNREALIZED       APPRECIATION/
                                                COST            APPRECIATION       DEPRECIATION      (DEPRECIATION)
                                           ---------------    ---------------    ---------------    ---------------
Short-Duration Bond Fund                   $   351,260,666    $    20,084,984    $    (1,968,358)   $    18,116,626
Core Bond Fund                               1,966,979,392         96,055,938        (13,418,303)        82,637,635
Diversified Bond Fund                           67,877,688          3,317,195           (914,328)         2,402,867
Balanced Fund                                  276,548,267         17,616,207        (11,000,397)         6,615,810
Core Value Equity Fund                         951,698,263         71,562,639        (38,570,829)        32,991,810
Fundamental Value Fund                         325,962,878         20,811,759         (6,171,345)        14,640,414
Value Equity Fund                              109,405,041          6,497,301         (6,472,774)            24,527
Large Cap Value Fund                           637,582,121         44,597,281        (58,996,497)       (14,399,216)
Indexed Equity Fund                          1,344,990,358         88,801,435       (286,504,350)      (197,702,915)
Blue Chip Growth Fund                          422,499,246         16,674,845        (60,505,947)       (43,831,102)
Large Cap Growth Fund                           38,811,525          2,608,626         (1,481,393)         1,127,233
Growth Equity Fund                             517,176,239         41,209,290         (3,230,079)        37,979,211
Aggressive Growth Fund                         172,590,404         16,529,256         (4,609,695)        11,919,561
OTC 100 Fund                                    55,410,913          3,945,069         (1,798,430)         2,146,639
Focused Value Fund                             448,482,950         82,585,686         (3,400,937)        79,184,749
Small Company Value Fund                       115,146,726          9,798,848         (4,410,902)         5,387,946
Small Cap Equity Fund                          477,649,807         55,791,215        (46,802,082)         8,989,133
Mid Cap Growth Equity Fund                     146,187,718         18,448,361         (1,271,046)        17,177,315
Mid Cap Growth Equity II Fund                  354,471,900         58,115,683        (17,954,939)        40,160,744
Small Cap Growth Equity Fund                   331,099,237         43,995,070        (16,509,101)        27,485,969
Small Company Growth Fund                       73,968,487         10,551,007         (1,461,576)         9,089,431
Emerging Growth Fund                            92,103,971         13,373,698         (1,584,351)        11,789,347
International Equity Fund                      848,522,892         78,376,109       (159,281,073)       (80,904,964)
Overseas Fund                                  178,410,030         18,588,039         (2,959,276)        15,628,763

Note: The aggregate cost for the Money Market Fund as of June 30, 2003, is the same for financial reporting and Federal income tax purposes.

At December 31, 2002, the following Funds had available, for Federal income tax purposes, unused capital losses:

                                                          AMOUNT                EXPIRATION DATE
                                                     -----------------         -----------------
Money Market Fund                                    $           4,772         December 31, 2010
Short-Duration Bond Fund                                       793,290         December 31, 2008
Short-Duration Bond Fund                                       860,882         December 31, 2010
Diversified Bond Fund                                          108,510         December 31, 2007
Diversified Bond Fund                                           13,007         December 31, 2008
Diversified Bond Fund                                          215,281         December 31, 2009
Diversified Bond Fund                                          146,447         December 31, 2010
Balanced Fund                                               22,166,384         December 31, 2009
Balanced Fund                                               23,316,861         December 31, 2010
Core Value Equity Fund                                     132,106,774         December 31, 2010
Fundamental Value Fund                                       5,740,978         December 31, 2010
Value Equity Fund                                            1,119,587         December 31, 2009
Value Equity Fund                                            4,733,279         December 31, 2010
Large Cap Value Fund                                        22,553,575         December 31, 2009
Large Cap Value Fund                                        38,867,223         December 31, 2010
Indexed Equity Fund                                          5,152,617         December 31, 2009
Indexed Equity Fund                                         34,979,965         December 31, 2010
Blue Chip Growth Fund                                       17,582,488         December 31, 2009
Blue Chip Growth Fund                                       42,088,672         December 31, 2010
Large Cap Growth Fund                                        3,599,944         December 31, 2010
Growth Equity Fund                                         128,376,760         December 31, 2009
Growth Equity Fund                                          98,921,183         December 31, 2010
Aggressive Growth Fund                                       4,316,566         December 31, 2008
Aggressive Growth Fund                                      74,645,245         December 31, 2009
Aggressive Growth Fund                                      39,256,002         December 31, 2010
OTC 100 Fund                                                 2,229,926         December 31, 2009
OTC 100 Fund                                                 5,742,042         December 31, 2010
Focused Value Fund                                           6,382,487         December 31, 2010
Small Company Value Fund                                     2,054,405         December 31, 2010
Mid Cap Growth Equity Fund                                  86,096,985         December 31, 2009
Mid Cap Growth Equity Fund                                  35,977,324         December 31, 2010
Mid Cap Growth Equity II Fund                                  548,174         December 31, 2008
Mid Cap Growth Equity II Fund                               16,259,824         December 31, 2009
Mid Cap Growth Equity II Fund                               16,323,894         December 31, 2010
Small Cap Growth Equity Fund                                 1,738,099         December 31, 2008
Small Cap Growth Equity Fund                                37,737,954         December 31, 2009
Small Cap Growth Equity Fund                                49,322,723         December 31, 2010
Small Company Growth Fund                                    1,668,126         December 31, 2010
Emerging Growth Fund                                         8,967,181         December 31, 2008
Emerging Growth Fund                                        39,418,506         December 31, 2009
Emerging Growth Fund                                        28,322,542         December 31, 2010
International Equity Fund                                   98,446,792         December 31, 2009
International Equity Fund                                  115,846,145         December 31, 2010
Overseas Fund                                                2,240,695         December 31, 2009
Overseas Fund                                                5,798,941         December 31, 2010

The following Funds have elected to defer to January 1, 2003 post-October losses:

                                                         AMOUNT
                                                    --------------
Short-Duration Bond Fund                            $      111,040
Core Bond Fund                                             930,240
Diversified Bond Fund                                       21,246
Balanced Fund                                            8,019,005
Core Value Equity Fund                                   5,115,373
Fundamental Value Fund                                   4,258,993
Value Equity Fund                                          675,197
Large Cap Value Fund                                     1,375,226
Indexed Equity Fund                                      1,601,780
Blue Chip Growth Fund                                    6,089,772
Large Cap Growth Fund                                      459,840
Growth Equity Fund                                       9,521,791
Aggressive Growth Fund                                     479,939
OTC 100 Fund                                            14,474,459
Focused Value Fund                                         182,642
Small Company Value Fund                                   340,731
Small Cap Equity Fund                                    4,893,995
Mid Cap Growth Equity Fund                               4,423,294
Mid Cap Growth Equity II Fund                            3,255,670
Small Cap Growth Equity Fund                             4,378,585
Small Company Growth Fund                                1,190,382
Emerging Growth Fund                                     1,858,791
International Equity Fund                               44,606,820
Overseas Fund                                            2,367,344

The following Funds have elected to defer to January 1, 2003 post-October currency losses:

                                                         AMOUNT
                                                    --------------
Growth Equity Fund                                  $        2,657
Aggressive Growth Fund                                          61
International Equity Fund                                1,755,583
Overseas Fund                                               34,494

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following capital gain dividends for the year ended December 31, 2002:

                                                CAPITAL GAINS DIVIDEND
                                                ----------------------
Core Bond Fund                                      $    4,121,089
Focused Value Fund                                       2,337,180
Small Cap Equity Fund                                   29,583,761

ITEM 2 CODE OF ETHICS.

        Not applicable to this filing.

ITEM 3 AUDIT COMMITTEE FINANCIAL EXPERT.

        Not applicable to this filing.

ITEM 4 PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable to this filing.

ITEM 5 AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable to this filing.

ITEM 6 [RESERVED]


ITEM 7 DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable to this filing.

ITEM 8 [RESERVED]


ITEM 9 CONTROLS AND PROCEDURES.

        (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date").

        (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect internal controls subsequent to the Evaluation Date, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10 (EXHIBITS):

        (a)(1) Code of Ethics Described in Item 2: Not applicable to this filing.

        (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) are attached hereto as Exhibit 99CERT.302

        (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               MassMutual Institutional Funds

By (Signature and Title):  /s/ Frederick C. Castellani
                           ---------------------------
                           Frederick C. Castellani, President and Principal Executive Officer

                           Date  8/20/03
                                -------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By (Signature and Title):  /s/ Frederick C. Castellani
                           ---------------------------
                           Frederick C. Castellani, President and Principal Executive Officer

                           Date  8/20/03
                                ------------

By (Signature and Title):  /s/ James S. Collins
                           --------------------
                           James S. Collins, Treasurer and Principal
                           Financial Officer

                           Date  8/26/03
                                -------------